                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07589

                       THE HARTFORD MUTUAL FUNDS, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                          James R. Heavner Jr., Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (860) 843-8715 Date of fiscal year end: October 31, 2005

Date of reporting period: November 1, 2004 - April 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders,

We saw a decline in the U.S. equity market during the first quarter of 2005, generally the result of slowing corporate profits, rising interest rates and inflation fears stemming from higher oil prices. Despite first quarter losses, however, the market as measured by the S&P 500 Index1 returned 3.28% for the 6-month period ending April 30, 2005.

The Hartford Mutual Funds were not all together immune to these pressures. Nonetheless, I'm pleased to report that 33 of 39 funds posted positive returns for the 6-month period covered by this report ending April 30, 2005.

If you observed the market's gain in 2004 followed by its quick decline in the first quarter of 2005, it's probably apparent that 6 months is an extremely short time to judge your investments. As investors, we should try to keep a long-term view. Historically, investors who have maintained a long-term perspective and not been sidetracked by the inevitable short-term ups and downs of their investments have been rewarded over time.

This commitment to a disciplined, long-term approach is a hallmark of our portfolio managers. I encourage you to read the portfolio manager commentaries included in this report. Each manager's commentary includes a discussion of how and why the fund performed the way it did and the manager's outlook for the future. They also include each Fund's complete performance history and a summary of its expenses.

Equally unwavering is our commitment to provide you with industry-leading products and services. That is why I am pleased to announce that The Hartford Select MidCap Growth Fund introduced in January is being joined by two additional equity funds (The Hartford Capital Appreciation II Fund and The Hartford Select MidCap Value Fund) and a new fixed-income fund (The Hartford Floating Rate Fund).

Expanding our Fund Family is one way to underscore our dedication to our investors. Another is to provide customer service that is second to none. That's why we take pride in having won two consecutive DALBAR awards2 for mutual fund service excellence (2003-2004).

Of course, most gratifying of all is your continued trust in us. Thank you for that. And thank you for investing in The Hartford Mutual Funds.

Dave Znamierowski
President, The Hartford Mutual Funds

-------------------

(1) The S&P 500 Index is an unmanaged list of 500 widely held U.S. common stocks frequently used as a measure of U.S. stock market performance. It does not represent the performance of a specific fund and is not available for direct investment

(2) The DALBAR Award is presented by an independent, Boston-based research firm to organizations that consistently exceed industry benchmarks in providing service to mutual fund investors.


         Semi-Annual Report
         April 30, 2005                                     (ELK PHOTO)

                                        - Manager Discussions
                                        - Financials

                                        Please note that the responses to the
                                        questions: How did the Fund perform?,
                                        Why did the Fund perform this way? and
                                        What is your outlook? represent the
                                        views of the portfolio manager(s) of the applicable fund.

                                                             (THE HARTFORD LOGO)

                                                 THE HARTFORD MUTUAL FUNDS, INC.
                                              THE HARTFORD MUTUAL FUNDS II, INC.

TABLE
OF
CONTENTS
       Manager Discussions (Unaudited)                                         1

       The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. Financial Statements

          Schedule of Investments at April 30, 2005: (Unaudited)

             The Hartford Advisers Fund                                       78
             The Hartford Aggressive Growth Allocation Fund                   82
             The Hartford Balanced Allocation Fund                            83
             The Hartford Capital Appreciation Fund                           84
             The Hartford Conservative Allocation Fund                        87
             The Hartford Disciplined Equity Fund                             88
             The Hartford Dividend and Growth Fund                            90
             The Hartford Equity Income Fund                                  92
             The Hartford Focus Fund                                          94
             The Hartford Global Communications Fund                          95
             The Hartford Global Financial Services Fund                      96
             The Hartford Global Health Fund                                  97
             The Hartford Global Leaders Fund                                 99
             The Hartford Global Technology Fund                             101
             The Hartford Growth Allocation Fund                             103
             The Hartford Growth Fund                                        104
             The Hartford Growth Opportunities Fund                          105
             The Hartford High Yield Fund                                    107
             The Hartford Income Allocation Fund                             113
             The Hartford Income Fund                                        114
             The Hartford Inflation Plus Fund                                121
             The Hartford International Capital Appreciation Fund            122
             The Hartford International Opportunities Fund                   124
             The Hartford International Small Company Fund                   127
             The Hartford MidCap Fund                                        130
             The Hartford MidCap Value Fund                                  132
             The Hartford Money Market Fund                                  134
             The Hartford Select MidCap Growth Fund                          135
             The Hartford Short Duration Fund                                138
             The Hartford Small Company Fund                                 143
             The Hartford SmallCap Growth Fund                               145
             The Hartford Stock Fund                                         148
             The Hartford Tax-Free California Fund                           150
             The Hartford Tax-Free Minnesota Fund                            153
             The Hartford Tax-Free National Fund                             155
             The Hartford Tax-Free New York Fund                             159
             The Hartford Total Return Bond Fund                             161
             The Hartford U.S. Government Securities Fund                    168
             The Hartford Value Fund                                         170
             The Hartford Value Opportunities Fund                           172

          Statements of Assets and Liabilities at April 30, 2005
        (Unaudited)                                                          174

          Statements of Operations for the Six-Month Period Ended April 30, 2005
        (Unaudited)                                                          184

          Statements of Changes in Net Assets for the Six-Month Period Ended
          April 30, 2005 (Unaudited) and Period Ended October 31, 2004       194

          Notes to Financial Statements (Unaudited)                          214

          Financial Highlights (Unaudited)                                   236

          Directors and Officers (Unaudited)                                 262

          Expense Example (Unaudited)                                        264

          Privacy Policy                                                     269

The Hartford Advisers Fund
(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                        MAXIMUM
                                                                       LONG-TERM
                                                                        RETURN.
PERFORMANCE OVERVIEW(3) 7/22/96 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                             LEHMAN BROTHERS
                                                                                                         GOVERNMENT/CREDIT BOND
                                                      ADVISERS FUND               S&P 500 INDEX                   INDEX
                                                      -------------               -------------          ----------------------
7/22/96                                                  9450.00                    10000.00                    10000.00
                                                         9516.00                    10102.00                    10020.00
                                                         9583.00                    10317.00                    10014.00
                                                         9952.00                    10897.00                    10192.00
10/96                                                   10188.00                    11198.00                    10430.00
                                                        10773.00                    12043.00                    10622.00
                                                        10543.00                    11805.00                    10504.00
                                                        10923.00                    12542.00                    10517.00
                                                        10971.00                    12641.00                    10539.00
                                                        10705.00                    12122.00                    10413.00
                                                        11123.00                    12845.00                    10565.00
                                                        11589.00                    13630.00                    10664.00
                                                        12031.00                    14236.00                    10792.00
                                                        12750.00                    15368.00                    11122.00
                                                        12156.00                    14507.00                    10997.00
                                                        12667.00                    15301.00                    11170.00
10/97                                                   12484.00                    14790.00                    11349.00
                                                        12889.00                    15475.00                    11409.00
                                                        13001.00                    15741.00                    11529.00
                                                        13127.00                    15914.00                    11691.00
                                                        13700.00                    17061.00                    11668.00
                                                        14179.00                    17935.00                    11704.00
                                                        14383.00                    18118.00                    11762.00
                                                        14247.00                    17806.00                    11888.00
                                                        14809.00                    18529.00                    12009.00
                                                        14907.00                    18333.00                    12019.00
                                                        13667.00                    15684.00                    12253.00
                                                        14226.00                    16689.00                    12604.00
10/98                                                   14766.00                    18044.00                    12514.00
                                                        15258.00                    19138.00                    12590.00
                                                        15742.00                    20240.00                    12621.00
                                                        16063.00                    21086.00                    12711.00
                                                        15713.00                    20430.00                    12408.00
                                                        16195.00                    21248.00                    12470.00
                                                        16678.00                    22070.00                    12501.00
                                                        16296.00                    21549.00                    12373.00
                                                        16936.00                    22745.00                    12334.00
                                                        16633.00                    22035.00                    12300.00
                                                        16462.00                    21925.00                    12290.00
                                                        16243.00                    21324.00                    12400.00
10/99                                                   16771.00                    22674.00                    12432.00
                                                        16953.00                    23134.00                    12425.00
                                                        17643.00                    24495.00                    12349.00
                                                        17074.00                    23265.00                    12346.00
                                                        17157.00                    22825.00                    12500.00
                                                        18317.00                    25058.00                    12681.00
                                                        17964.00                    24304.00                    12619.00
                                                        17692.00                    23805.00                    12608.00
                                                        17998.00                    24391.00                    12865.00
                                                        17840.00                    24010.00                    13001.00
                                                        18525.00                    25501.00                    13185.00
                                                        18034.00                    24155.00                    13235.00
10/00                                                   18086.00                    24054.00                    13318.00
                                                        17538.00                    22158.00                    13546.00
                                                        17801.00                    22267.00                    13813.00
                                                        18111.00                    23057.00                    14045.00
                                                        17403.00                    20957.00                    14189.00
                                                        16719.00                    19630.00                    14255.00
                                                        17388.00                    21153.00                    14147.00
                                                        17510.00                    21295.00                    14229.00
                                                        17067.00                    20777.00                    14297.00
                                                        17079.00                    20574.00                    14653.00
                                                        16464.00                    19288.00                    14841.00
                                                        15820.00                    17731.00                    14977.00
10/01                                                   16157.00                    18070.00                    15358.00
                                                        16808.00                    19456.00                    15106.00
                                                        16874.00                    19627.00                    14987.00
                                                        16648.00                    19341.00                    15096.00
                                                        16546.00                    18967.00                    15224.00
                                                        16822.00                    19680.00                    14915.00
                                                        15951.00                    18488.00                    15205.00
                                                        15860.00                    18352.00                    15345.00
                                                        15199.00                    17045.00                    15475.00
                                                        14721.00                    15717.00                    15661.00
                                                        14744.00                    15820.00                    16012.00
                                                        13812.00                    14102.00                    16356.00
10/02                                                   14475.00                    15342.00                    16199.00
                                                        15126.00                    16244.00                    16208.00
                                                        14645.00                    15290.00                    16638.00
                                                        14381.00                    14891.00                    16638.00
                                                        14289.00                    14668.00                    16934.00
                                                        14314.00                    14810.00                    16912.00
                                                        15028.00                    16029.00                    17093.00
                                                        15638.00                    16872.00                    17621.00
                                                        15760.00                    17088.00                    17551.00
                                                        15818.00                    17389.00                    16815.00
                                                        15980.00                    17728.00                    16926.00
                                                        15925.00                    17540.00                    17419.00
10/03                                                   16448.00                    18531.00                    17198.00
                                                        16563.00                    18694.00                    17244.00
                                                        17260.00                    19674.00                    17414.00
                                                        17353.00                    20036.00                    17573.00
                                                        17492.00                    20314.00                    17787.00
                                                        17317.00                    20008.00                    17951.00
                                                        17002.00                    19693.00                    17400.00
                                                        17130.00                    19963.00                    17311.00
                                                        17421.00                    20351.00                    17382.00
                                                        16989.00                    19677.00                    17566.00
                                                        17118.00                    19756.00                    17938.00
                                                        17082.00                    19969.00                    18001.00
10/04                                                   17094.00                    20275.00                    18158.00
                                                        17410.00                    21094.00                    17956.00
                                                        17852.00                    21811.00                    18147.00
                                                        17651.00                    21279.00                    18274.00
                                                        17887.00                    21725.00                    18153.00
                                                        17501.00                    21341.00                    18026.00
04/05                                                   17441.00                    20935.00                    18296.00

    --- ADVISERS FUND              -- LEHMAN BROTHERS GOVERNMENT/     --- S&P 500 INDEX
        $9,450  starting value         CREDIT BOND INDEX                  $10,000 starting value
        $17,441 ending value           $10,000 starting value             $20,935 ending value
                                       $18,296 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX is a broad based unmanaged, market value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and of all publicly issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 4/30/05)

              INCEPTION                       SINCE
                DATE      1 YEAR   5 YEAR   INCEPTION
----------------------------------------------------------
Advisers A#   7/22/1996    2.58%   -0.59%     7.24%
----------------------------------------------------------
Advisers A##  7/22/1996   -3.07%   -1.70%     6.55%
----------------------------------------------------------
Advisers B#   7/22/1996    1.84%   -1.30%     NA*
----------------------------------------------------------
Advisers B##  7/22/1996   -3.16%   -1.66%     NA*
----------------------------------------------------------
Advisers C#   7/22/1996    1.89%   -1.23%     6.51%
----------------------------------------------------------
Advisers C##  7/22/1996    0.89%   -1.23%     6.51%
----------------------------------------------------------
Advisers Y#   7/22/1996    2.85%   -0.10%     7.74%
----------------------------------------------------------

 # Without sales charge
## With sales charge
 * Inception returns are not applicable for Class B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

RAND L. ALEXANDER, CFA
Senior Vice President, Partner, Portfolio Manager
JOHN C. KEOGH
Senior Vice President, Partner, Portfolio Manager

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Advisers Fund Class A, before sales charge, returned 2.04% for the six-month period ended April 30, 2005. The Fund trailed its Composite Index (S&P 500 Index 55%, Lehman Brother Government/Credit 35%, Treasury Bill 10%) return of 2.26%, and the Lipper Flexible Portfolio Funds average of 2.80%.

WHY DID THE FUND PERFORM THIS WAY?

The Fund lagged the benchmark slightly due to stock selection in its equity portion. Fund's decision to overweight equities and the performance in its fixed income portion helped relative results. We have maintained an equity weighting in the Fund between 67% and 70% during the period, which helped performance as equities outperformed fixed income. Our fixed income performance was relatively strong as we had a lower duration during the period of rising rates, which helped the Fund.

In terms of the equity portion, our relative results benefited from our sector allocations. We held overweight positions in the strong performing Energy and Health Care sectors and had no exposure to the poor performing Telecommunications Services sector. The Fund was held back slightly, however, by having no exposure to Utilities stocks. Utility stocks were the strongest area of the market during the period.

Overall, stock selection in the equity portion detracted from relative results. Positive results in Information Technology, Industrials, and Consumer Discretionary were offset by relative weakness in Health Care, Financials, and Energy. Top contributors during the period were Exxon Mobil (Energy), General Electric (Capital Goods), and Gillette (Household and Personal Products). Exxon Mobil was well-positioned in the environment of high energy prices. General Electric is executing well across several of their business units. Gillette shares rose sharply after Procter & Gamble announced their plans to acquire the company. The largest detractors from absolute results during the period were American International Group (Insurance), Home Depot (Retailing), and Fannie Mae (Banks). Each stock remained in the portfolio at the end of the period. AIG declined after investigations into accounting and business practices which led to the resignation of their longtime CEO, Hank Greenberg. Home Depot fell amid concerns about high energy costs and rising interest rates dampening consumer spending, and Fannie Mae declined due to regulatory scrutiny of accounting practices.

WHAT IS THE OUTLOOK?

On May 1, 2005, Steven T. Irons and Saul J. Pannell replaced Rand L. Alexander as managers of the equity portion of the Fund; Mr. Alexander is retiring from Wellington Management Company,

--------------------------------------------------------------------------------

LLP. Mr. Irons and Mr. Pannell are both experienced investment professionals who have successful track records with Hartford Funds. Mr. Irons has been involved with The Hartford Value Fund and The Hartford Equity Income Fund investment team and Mr. Pannell has been portfolio manager for The Hartford Capital Appreciation Fund. John C. Keogh will continue in his role as portfolio manager for the fixed income portion of the Fund.
Mr. Irons and Mr. Pannell will continue to manage the stock portion with a large cap, core approach. They will apply a bottom-up investment process in constructing a diversified portfolio. They will look for companies that exhibit some or all of the following characteristics: industry leadership, strong balance sheets, solid management teams, high return on equity, accelerating earnings, and/or attractive valuation with a catalyst. The equity managers will continue to work collaboratively with Mr. Keogh to make decisions regarding portfolio weights in stocks, bonds, and cash.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             4.4%
-------------------------------------------------------------------
Capital Goods                                               5.1
-------------------------------------------------------------------
Consumer Cyclical                                           6.5
-------------------------------------------------------------------
Consumer Staples                                            8.5
-------------------------------------------------------------------
Energy                                                      8.0
-------------------------------------------------------------------
Finance                                                    39.3
-------------------------------------------------------------------
General Obligations                                         0.1
-------------------------------------------------------------------
Health Care                                                11.0
-------------------------------------------------------------------
Services                                                    3.3
-------------------------------------------------------------------
Technology                                                 15.8
-------------------------------------------------------------------
Transportation                                              0.5
-------------------------------------------------------------------
U.S. Government Agencies                                    1.2
-------------------------------------------------------------------
U.S. Government Securities                                 15.0
-------------------------------------------------------------------
Utilities                                                   0.8
-------------------------------------------------------------------
Other Assets & Liabilities                                -19.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

COMPOSITION BY SECTOR
as of April 30, 2005

                                                      PERCENTAGE OF
SECTOR                                                 NET ASSETS
-------------------------------------------------------------------
Common Stock                                               67.8%
-------------------------------------------------------------------
Asset Backed and Commercial Mortgage Securities             3.0
-------------------------------------------------------------------
Corporate Bonds: Investment Grade                          11.5
-------------------------------------------------------------------
U.S. Government Securities                                 15.0
-------------------------------------------------------------------
U.S. Government Agencies                                    1.2
-------------------------------------------------------------------
Short-Term Investments                                     21.0
-------------------------------------------------------------------
Other Assets & Liabilities                                -19.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Aggressive Growth Allocation Fund
(advised by Hartford Investment Financial Services, LLC)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                       LONG-TERM
                                                                         CAPITAL
                                                                   APPRECIATION.
PERFORMANCE OVERVIEW(2) 5/28/04 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                             AGGRESSIVE GROWTH ALLOCATION FUND            S&P 500 INDEX
                                                             ---------------------------------            -------------
5/28/04                                                                   9450.00                           10000.00
6/04                                                                      9705.15                           10194.00
7/04                                                                      9317.91                            9856.58
8/04                                                                      9279.71                            9896.00
9/04                                                                      9591.51                           10002.90
10/04                                                                     9809.24                           10155.90
11/04                                                                    10290.90                           10566.20
12/04                                                                    10669.60                           10925.50
1/05                                                                     10357.00                           10658.90
2/05                                                                     10565.10                           10882.70
3/05                                                                     10328.50                           10690.10
4/05                                                                     10072.30                           10487.00

    --- AGGRESSIVE GROWTH ALLOCATION FUND      --- S&P 500 INDEX
        $9,450  starting value                     $10,000 starting value
        $10,072 ending value                       $10,487 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 4/30/05)

                                  INCEPTION     SINCE
                                    DATE      INCEPTION
------------------------------------------------------------
Aggressive Growth Allocation A#   5/28/2004     6.59%
------------------------------------------------------------
Aggressive Growth Allocation A##  5/28/2004     0.75%
------------------------------------------------------------
Aggressive Growth Allocation B#   5/28/2004     5.92%
------------------------------------------------------------
Aggressive Growth Allocation B##  5/28/2004     0.92%
------------------------------------------------------------
Aggressive Growth Allocation C#   5/28/2004     5.92%
------------------------------------------------------------
Aggressive Growth Allocation C##  5/28/2004     4.92%
------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B and C shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

WILLIAM DAVISON, CFA
Senior Vice President

CHRISTOPHER HANLON, CFA
Senior Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the six month period ended April 30, 2005, The Hartford Aggressive Growth Allocation Fund Class A had a total return, before sales charge, of 2.69% versus the return of 5.03% for the Lipper peer group and 3.28% for the S&P 500 Index.

WHY DID THE FUND PERFORM THIS WAY?

Within the S&P 500, health services was the top performer, followed by energy minerals and utilities. The Fund is structured around five equity indices. For the six month period, the MSCI EAFE was the top performer (up 8.95%), followed by the S&P Midcap 400 (up 5.68%), S&P 500/Barra Value (up 3.51%), S&P 500/Barra Growth (up 3.03%), and Russell 2000 (down 0.15%). The Fund continued to benefit from value within its large cap equity allocations. The Fund also continued to benefit, relative to the benchmark, from its allocations within the international and mid-cap sectors. These sectors are not represented in the S&P
500. The Fund overall underperformed the benchmark as several of the underlying funds underperformed their benchmarks. However, we maintain conviction in our index level allocations.

OUTLOOK

The momentum in the economy appears to have weakened somewhat in the last month, but consumer spending and business investments continue to fuel the economic expansion. Headline inflation has increased as energy and commodity prices remain high, but core measures remain at modest levels. We expect the Federal Open Market Committee to continue on its path of gradually raising interest rates. Looking forward, there are signs that rising energy costs may slow mid year economic growth. The magnitude of the inflationary pressures from commodity price increases is the key issue in the months ahead.

The consumer sector is still contributing to economic growth as personal income and personal spending increased at a strong pace. Consumer confidence measures have slipped somewhat but remain elevated. We do not expect a significant slowdown in the consumer segment if job growth continues and the housing market remains firm. Record high gas prices, though, are the primary risk. The business sector is healthy with 4th quarter corporate revenues and profits up 13% and 20% year over respectively. Business investment has been strong, particularly in capital goods. Industrial and manufacturing statistics remain relatively firm, indicating that the current business environment is favorable. Business confidence surveys have receded from high levels, but business leaders remain optimistic.

The US current account deficit is still a major long-term concern as it reached a record $ 665.9 billion, or 5.7% of GDP. A reversal of the deficit seems unlikely in the medium term given the recent strength of the US dollar, high energy prices, and low economic growth in Europe and Japan.

--------------------------------------------------------------------------------

COMPOSITION BY UNDERLYING FUND
as of April 30, 2005

                                                      PERCENTAGE OF
FUND NAME                                              NET ASSETS
-------------------------------------------------------------------
Hartford Capital Appreciation Fund, Class Y                 5.9%
-------------------------------------------------------------------
Hartford Disciplined Equity Fund, Class Y                  11.9
-------------------------------------------------------------------
Hartford Dividend and Growth Fund, Class Y                  6.9
-------------------------------------------------------------------
Hartford Global Leaders Fund, Class Y                       5.0
-------------------------------------------------------------------
Hartford Growth Fund, Class Y                              10.9
-------------------------------------------------------------------
Hartford International Capital Appreciation Fund,
  Class Y                                                   7.9
-------------------------------------------------------------------
Hartford International Small Company Fund, Class Y          5.9
-------------------------------------------------------------------
Hartford MidCap Value Fund, Class Y                         5.9
-------------------------------------------------------------------
Hartford Small Company Fund, Class Y                        4.9
-------------------------------------------------------------------
Hartford SmallCap Growth Fund, Class Y                     10.0
-------------------------------------------------------------------
Hartford Value Fund, Class Y                               12.0
-------------------------------------------------------------------
Hartford Value Opportunities Fund, Class Y                 11.9
-------------------------------------------------------------------
Other Assets and Liabilities                                0.9
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Balanced Allocation Fund
(advised by Hartford Investment Financial Services, LLC)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                       LONG-TERM
                                                                         CAPITAL
                                                                    APPRECIATION
                                                                          AND
                                                                         INCOME.
PERFORMANCE OVERVIEW(2) 5/28/04 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                          LEHMAN BROTHERS U.S.
                                                BALANCED ALLOCATION FUND          S&P 500 INDEX           AGGREGATE BOND INDEX
                                                ------------------------          -------------           --------------------
5/28/04                                                  9450.00                    10000.00                    10000.00
6/04                                                     9582.00                    10194.00                    10057.00
7/04                                                     9394.00                     9857.00                    10157.00
8/04                                                     9412.00                     9896.00                    10351.00
9/04                                                     9606.00                    10003.00                    10379.00
10/04                                                    9748.00                    10156.00                    10466.00
11/04                                                   10023.00                    10566.00                    10382.00
12/04                                                   10292.00                    10925.00                    10477.00
1/05                                                    10102.00                    10659.00                    10543.00
2/05                                                    10216.00                    10883.00                    10481.00
3/05                                                    10051.00                    10690.00                    10428.00
4/05                                                     9937.00                    10487.00                    10569.00

    --- BALANCED ALLOCATION FUND  -- LEHMAN BROTHERS U.S. AGGREGATE  --- S&P 500 INDEX
        $9,450 starting value         BOND INDEX                         $10,000 starting value
        $9,937 ending value           $10,000 starting value             $10,487 ending value
                                      $10,569 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Index and Commercial Mortgage-Backed Securities Index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 4/30/05)

                         INCEPTION     SINCE
                           DATE      INCEPTION
---------------------------------------------------
Balanced Allocation A#   5/28/2004     5.15%
---------------------------------------------------
Balanced Allocation A##  5/28/2004    -0.61%
---------------------------------------------------
Balanced Allocation B#   5/28/2004     4.48%
---------------------------------------------------
Balanced Allocation B##  5/28/2004    -0.52%
---------------------------------------------------
Balanced Allocation C#   5/28/2004     4.38%
---------------------------------------------------
Balanced Allocation C##  5/28/2004     3.38%
---------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B and C shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

WILLIAM DAVISON, CFA
Senior Vice President

CHRISTOPHER HANLON, CFA
Senior Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the six-month period ended April 30, 2005, The Hartford Balanced Allocation Fund Class A had a total return, before sales charge, of 1.94%, versus the return of 2.54% for the Lipper peer group and 3.28% for the S&P 500 Index and 0.98% for the Lehman Brothers U.S. Aggregate Bond Index.

WHY DID THE FUND PERFORM THIS WAY?

Yields rose during the period, with the ten-year Treasury note yield rising 18 basis points to 4.20% and the five-year Treasury note yield rising 62 basis points to 3.90%. The yield curve flattened, however, as the yield on the 30 year Treasury declined by 38 basis points. The Fund's duration was less than the Lehman Brothers U.S. Aggregate Bond Index, which added to overall performance.

Within the major sectors of the Lehman Brothers U.S. Aggregate Index, mortgage-backed securities were the top performer, while asset-backed securities were the worst. The fixed income component of the Fund is structured around five fixed income indices. For the period, the Lehman U.S. TIPS Index was the top performer (up 3.10%), followed by the Merrill Lynch 3-Month U.S. Treasury Bill Index (up 1.15%), Lehman Brothers U.S. Aggregate Index (up 0.98%), Lehman Brothers High Yield Index (up 0.08%), and Lehman Brothers 1-3 Year Government Index (up 0.05%). The Fund benefited, relative to the Index, from its allocation to the Treasury Inflation Protected Securities (TIPS) and cash asset classes. The Fund's benchmark does not have an allocation to TIPS or cash securities.

Within the S&P 500, Health Services was the top performer, followed by energy minerals and utilities. The equity component of the Fund is structured around five equity indices. For the six month period, the MSCI EAFE was the top performer (up 8.95%), followed by the S&P Midcap 400 (up 5.68%), S&P 500/ Barra Value (up 3.51%), S&P 500/Barra Growth (up 3.03%), and Russell 2000 (down 0.15%). The Fund continued to benefit from value within its large cap equity allocations. The Fund also continued to benefit, relative to the benchmark, from its allocations within the international and mid-cap sectors. These sectors are not represented in the S&P 500. The Fund overall underperformed the benchmark as several of the underlying funds underperformed their benchmarks. However, we maintain conviction in our index level allocations.

OUTLOOK

The momentum in the economy appears to have weakened somewhat in the last month, but consumer spending and business investments continue to fuel the economic expansion. Headline

--------------------------------------------------------------------------------

inflation has increased as energy and commodity prices remain high, but core measures remain at modest levels. We expect the Federal Open Market Committee to continue on its path of gradually raising interest rates. Looking forward, there are signs that rising energy costs may slow mid year economic growth. The magnitude of the inflationary pressures from commodity price increases is the key issue in the months ahead.
The consumer sector is still contributing to economic growth as personal income and personal spending increased at a strong pace. Consumer confidence measures have slipped somewhat but remain elevated. We do not expect a significant slowdown in the consumer segment if job growth continues and the housing market remains firm. Record high gas prices, though, are the primary risk. The business sector is healthy with 4th quarter corporate revenues and profits up 13% and 20% year over respectively. Business investment has been strong, particularly in capital goods. Industrial and manufacturing statistics remain relatively firm, indicating that the current business environment is favorable. Business confidence surveys have receded from high levels, but business leaders remain optimistic.

The US current account deficit is still a major long-term concern as it reached a record $665.9 billion, or 5.7% of GDP. A reversal of the deficit seems unlikely in the medium term given the recent strength of the US dollar, high energy prices, and low economic growth in Europe and Japan.

COMPOSITION BY UNDERLYING FUND
as of April 30, 2005

                                                      PERCENTAGE OF
FUND NAME                                              NET ASSETS
-------------------------------------------------------------------
Hartford Capital Appreciation Fund, Class Y                 9.4%
-------------------------------------------------------------------
Hartford Disciplined Equity Fund, Class Y                   4.5
-------------------------------------------------------------------
Hartford Dividend and Growth Fund, Class Y                  2.8
-------------------------------------------------------------------
Hartford Global Leaders Fund, Class Y                       1.9
-------------------------------------------------------------------
Hartford Growth Fund, Class Y                               5.3
-------------------------------------------------------------------
Hartford Growth Opportunities Fund, Class Y                 4.1
-------------------------------------------------------------------
Hartford High Yield Fund, Class Y                           2.7
-------------------------------------------------------------------
Hartford Income Fund, Class Y                               2.5
-------------------------------------------------------------------
Hartford Inflation Plus Fund, Class Y                       9.7
-------------------------------------------------------------------
Hartford International Capital Appreciation Fund,
  Class Y                                                   7.6
-------------------------------------------------------------------
Hartford MidCap Value Fund, Class Y                         4.7
-------------------------------------------------------------------
Hartford Money Market Fund, Class Y                         1.9
-------------------------------------------------------------------
Hartford Short Duration Fund, Class Y                      11.9
-------------------------------------------------------------------
Hartford Small Company Fund, Class Y                        4.0
-------------------------------------------------------------------
Hartford SmallCap Growth Fund, Class Y                      1.4
-------------------------------------------------------------------
Hartford Stock Fund, Class Y                                2.8
-------------------------------------------------------------------
Hartford Total Return Bond Fund, Class Y                    9.4
-------------------------------------------------------------------
Hartford Value Fund, Class Y                                5.0
-------------------------------------------------------------------
Hartford Value Opportunities Fund, Class Y                  7.4
-------------------------------------------------------------------
Other Assets & Liabilities                                  1.0
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Capital Appreciation Fund
(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                        GROWTH
                                                                        OF
                                                                        CAPITAL.

PERFORMANCE OVERVIEW(3) 7/22/96 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                 CAPITAL APPRECIATION FUND                S&P 500 INDEX
                                                                 -------------------------                -------------
7/22/96                                                                     9450                              10000
                                                                            9667                              10102
                                                                           10593                              10317
                                                                           11302                              10897
10/96                                                                      11671                              11198
                                                                           12531                              12043
                                                                           13017                              11805
                                                                           14118                              12542
                                                                           14031                              12641
                                                                           13368                              12122
                                                                           13485                              12845
                                                                           16252                              13630
                                                                           17633                              14236
                                                                           19319                              15368
                                                                           19701                              14507
                                                                           21534                              15301
10/97                                                                      20367                              14790
                                                                           20395                              15475
                                                                           20189                              15741
                                                                           19713                              15914
                                                                           21570                              17061
                                                                           22309                              17935
                                                                           22432                              18118
                                                                           20940                              17806
                                                                           21265                              18529
                                                                           20376                              18333
                                                                           15926                              15684
                                                                           16600                              16689
10/98                                                                      18243                              18044
                                                                           19489                              19138
                                                                           20847                              20240
                                                                           22388                              21086
                                                                           21072                              20430
                                                                           22858                              21248
                                                                           24154                              22070
                                                                           25125                              21549
                                                                           26492                              22745
                                                                           26808                              22035
                                                                           25869                              21925
                                                                           25409                              21324
10/99                                                                      27022                              22674
                                                                           29525                              23134
                                                                           34762                              24495
                                                                           34369                              23265
                                                                           39947                              22825
                                                                           39828                              25058
                                                                           35674                              24304
                                                                           33790                              23805
                                                                           37326                              24391
                                                                           36736                              24010
                                                                           40832                              25501
                                                                           39685                              24155
10/00                                                                      38312                              24054
                                                                           34607                              22158
                                                                           37677                              22267
                                                                           39802                              23057
                                                                           37453                              20957
                                                                           35708                              19630
                                                                           38735                              21153
                                                                           39273                              21295
                                                                           38606                              20777
                                                                           36845                              20574
                                                                           35243                              19288
                                                                           30813                              17731
10/01                                                                      31706                              18070
                                                                           33837                              19456
                                                                           35140                              19627
                                                                           33773                              19341
                                                                           32746                              18967
                                                                           34285                              19680
                                                                           32170                              18488
                                                                           31761                              18352
                                                                           29144                              17045
                                                                           26594                              15717
                                                                           27134                              15820
                                                                           25058                              14102
10/02                                                                      26912                              15342
                                                                           29186                              16244
                                                                           27108                              15290
                                                                           26463                              14891
                                                                           26108                              14668
                                                                           25714                              14810
                                                                           27792                              16029
                                                                           29988                              16872
                                                                           30737                              17088
                                                                           31303                              17389
                                                                           32445                              17728
                                                                           32393                              17540
10/03                                                                      34839                              18531
                                                                           35616                              18694
                                                                           38063                              19674
                                                                           38653                              20036
                                                                           40006                              20314
                                                                           39966                              20008
                                                                           38559                              19693
                                                                           39334                              19963
                                                                           40899                              20351
                                                                           38916                              19677
                                                                           38297                              19756
                                                                           39599                              19969
10/04                                                                      40494                              20275
                                                                           43268                              21094
                                                                           44886                              21811
                                                                           43845                              21279
                                                                           45515                              21725
                                                                           43754                              21341
4/05                                                                       42455                              20935

    --- CAPITAL APPRECIATION FUND              --- S & P 500 INDEX
        $9,450  starting value                     $10,000 starting value
        $42,455 ending value                       $20,935 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 4/30/05)

             INCEPTION                       SINCE
               DATE      1 YEAR   5 YEAR   INCEPTION
---------------------------------------------------------
Cap App A#   7/22/1996   10.13%   3.54%      18.69%
---------------------------------------------------------
Cap App A##  7/22/1996    4.06%   2.38%      17.93%
---------------------------------------------------------
Cap App B#   7/22/1996    9.37%   2.78%        NA*
---------------------------------------------------------
Cap App B##  7/22/1996    4.37%   2.44%        NA*
---------------------------------------------------------
Cap App C#   7/22/1996    9.46%   2.87%      17.90%
---------------------------------------------------------
Cap App C##  7/22/1996    8.46%   2.87%      17.90%
---------------------------------------------------------
Cap App Y#   7/22/1996   10.73%   4.10%      19.29%
---------------------------------------------------------

 # Without sales charge
## With sales charge
 * Inception returns are not applicable for Class B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT

SAUL J. PANNELL, CFA
Senior Vice President, Partner, Portfolio Manager
FRANK D. CATRICKES, CFA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Capital Appreciation Fund Class A returned 4.87%, before sales charge, for the six-month period ended April 30, 2005. The Fund's performance outpaced both the 3.32% return for the Composite Index (40% S&P 500, 60% Russell
2500) and the Lipper Multi-Cap Core Average, which returned 3.01% for the same time period.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's strong relative performance was driven by stock selection, while sector allocation decisions had a negative impact. Despite the sector's overall weakness, Technology stocks were a strong source of returns for the Fund. The largest contributor in the sector was Korean electronics firm Samsung, which rose on strong handset and memory sales, as well as expectations of improved contribution from sales of LCD screens later in the year. In the Materials sector, Canadian mining company Teck Cominco benefited from tight supplies of metallurgical coal, a key component of steel manufacturing, where the company is the number two producer. In addition, shares of diversified natural resources company BHP Billiton rose on continued pricing strength in commodities, with strong earnings contribution coming from its energy, carbon steel materials, and base metals operations. In the Finance sector, mortgage originator Countrywide Financial rose on strong earnings driven by a mix shift into more profitable adjustable rate mortgages as well as a favorable interest rate environment. Other positive contributors during the period included refiner Valero Energy and department store operator Neiman-Marcus.

Stock selection was detrimental in only one sector during the period. Health Care biotechnology firm Elan suffered a steep decline after pulling its much-heralded multiple sclerosis drug Tysabri from the market following patient deaths associated with the treatment, and OSI Pharmaceuticals declined on expense concerns regarding its launch of Tarceva, a drug that treats non-small cell lung cancer. Negative returns in these stocks contributed to overall declines in the Fund's Health Care holdings. Other negative contributors included insurance giant American International Group, long distance and wireless phone operator Sprint, and container firm Smurfit-Stone. Negative results from sector allocation were mostly due to underweight positions in the Health Care and Utilities sectors.

WHAT IS THE OUTLOOK?

We expect economic expansion during the remainder of 2005, but we are preparing for a deceleration from recent growth rates. This

--------------------------------------------------------------------------------

period will not feel as good as the recovery we have experienced over the past two years, and we expect the main engine of growth during that time, the US consumer, may have trouble keeping pace. We expect the commercial and industrial side of the economy to pick up the slack.
We remain focused on picking stocks one-at-a-time based on detailed fundamental research. At the end of the period, our bottom-up focus resulted in greater-than-benchmark weights in Materials, Telecommunications Services, Technology and Energy, and less-than-benchmark weights in Utilities, Health Care, Consumer Discretionary, and Consumer Staples, and a 25% weighting in non-US stocks.
DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                            11.8%
-------------------------------------------------------------------
Capital Goods                                               7.1
-------------------------------------------------------------------
Consumer Cyclical                                           3.1
-------------------------------------------------------------------
Consumer Staples                                            1.5
-------------------------------------------------------------------
Energy                                                      7.8
-------------------------------------------------------------------
Finance                                                    38.5
-------------------------------------------------------------------
Health Care                                                 8.2
-------------------------------------------------------------------
Services                                                    5.9
-------------------------------------------------------------------
Technology                                                 24.8
-------------------------------------------------------------------
Transportation                                              1.3
-------------------------------------------------------------------
Utilities                                                   0.3
-------------------------------------------------------------------
Other Assets & Liabilities                                -10.3
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of April 30, 2005

                                                      PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                             NET ASSETS
-------------------------------------------------------------------
Australia                                                   0.9%
-------------------------------------------------------------------
Brazil                                                      1.8
-------------------------------------------------------------------
Canada                                                      4.8
-------------------------------------------------------------------
China                                                       0.4
-------------------------------------------------------------------
France                                                      1.4
-------------------------------------------------------------------
Greece                                                      0.4
-------------------------------------------------------------------
Hong Kong                                                   0.5
-------------------------------------------------------------------
India                                                       0.5
-------------------------------------------------------------------
Indonesia                                                   0.3
-------------------------------------------------------------------
Israel                                                      0.9
-------------------------------------------------------------------
Japan                                                       4.3
-------------------------------------------------------------------
Mexico                                                      0.8
-------------------------------------------------------------------
South Korea                                                 3.4
-------------------------------------------------------------------
Switzerland                                                 2.0
-------------------------------------------------------------------
Taiwan                                                      1.4
-------------------------------------------------------------------
Turkey                                                      0.1
-------------------------------------------------------------------
United Kingdom                                              1.9
-------------------------------------------------------------------
United States                                              84.5
-------------------------------------------------------------------
Other Assets & Liabilities                                -10.3
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Conservative Allocation Fund
(advised by Hartford Investment Financial Services, LLC)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                         CURRENT
                                                                          INCOME
                                                                           AND
                                                                           LONG-
                                                                           TERM
                                                                         CAPITAL
                                                                   APPRECIATION.
PERFORMANCE OVERVIEW(2) 5/28/04 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                          LEHMAN BROTHERS U.S.
                                             CONSERVATIVE ALLOCATION FUND         S&P 500 INDEX           AGGREGATE BOND INDEX
                                             ----------------------------         -------------           --------------------
5/28/04                                                 9450.00                     10000.00                    10000.00
6/04                                                    9573.00                     10194.00                    10057.00
7/04                                                    9431.00                      9857.00                    10157.00
8/04                                                    9497.00                      9896.00                    10351.00
9/04                                                    9606.00                     10003.00                    10379.00
10/04                                                   9729.00                     10156.00                    10466.00
11/04                                                   9900.00                     10566.00                    10382.00
12/04                                                  10087.00                     10925.00                    10477.00
1/05                                                    9982.00                     10659.00                    10543.00
2/05                                                   10068.00                     10883.00                    10481.00
3/05                                                    9930.00                     10690.00                    10428.00
4/05                                                    9872.00                     10487.00                    10569.00

    --- CONSERVATIVE ALLOCATION    -- LEHMAN BROTHERS U.S. AGGREGATE  --- S&P 500 INDEX
        FUND                           BOND INDEX                         $10,000 starting value
        $9,450 starting value          $10,000 starting value             $10,487 ending value
        $9,872 ending value            $10,569 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.
LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Index and Commercial Mortgage-Backed Securities Index.
The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.
Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
AVERAGE ANNUAL TOTAL RETURNS(1) (as of 4/30/05)

                             INCEPTION     SINCE
                               DATE      INCEPTION
-------------------------------------------------------
Conservative Allocation A#   5/28/2004     4.46%
-------------------------------------------------------
Conservative Allocation A##  5/28/2004    -1.26%
-------------------------------------------------------
Conservative Allocation B#   5/28/2004     3.85%
-------------------------------------------------------
Conservative Allocation B##  5/28/2004    -1.15%
-------------------------------------------------------
Conservative Allocation C#   5/28/2004     3.85%
-------------------------------------------------------
Conservative Allocation C##  5/28/2004     2.85%
-------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B and C shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

WILLIAM DAVISON, CFA
Senior Vice President

CHRISTOPHER HANLON, CFA
Senior Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the six-month period ended April 30, 2005, The Hartford Conservative Allocation Fund Class A had a total return, before sales charge of 1.46%, versus the return of 2.54% for the Lipper peer group and 0.98% for the Lehman Brothers U.S. Aggregate Bond Index and 3.28% for the S&P 500 Index.

WHY DID THE FUND PERFORM THIS WAY?

Yields rose during the period, with the ten-year Treasury note yield rising 18 basis points to 4.20% and the five-year Treasury note yield rising 62 basis points to 3.90%. The yield curve flattened, however, as the yield on the 30 year Treasury declined by 38 basis points. The Fund's duration was less than the Lehman Brothers U.S. Aggregate Bond Index, which added to overall performance.

Within the major sectors of the Lehman Brothers U.S. Aggregate Index, mortgage-backed securities were the top performer, while asset-backed securities were the worst. The fixed income component of the asset allocation fund is structured around five fixed income indices. For the period, the Lehman U.S. TIPS Index was the top performer (up 3.10%), followed by the Merrill Lynch 3-Month U.S. Treasury Bill Index (up 1.15%), Lehman Brothers U.S. Aggregate Index (up 0.98%), Lehman Brothers High Yield Index (up 0.08%), and Lehman Brothers 1-3 Year Government Index (up 0.05%). The Fund benefited, relative to the Index, from its allocation to the Treasury Inflation Protected Securities (TIPS) and cash asset classes. The Fund's benchmark does not have an allocation to TIPS or cash securities.

On the equity side, within the S&P 500, Health Services was the top performer, followed by energy minerals and utilities. The equity component of the Fund is structured around five equity indices. For the six month period, the MSCI EAFE was the top performer (up 8.95%), followed by the S&P Midcap 400 (up 5.68%), S&P 500/Barra Value (up 3.51%), S&P 500/Barra Growth (up 3.03%), and Russell 2000 (down 0.15%). The Fund continued to benefit from value within its large cap equity allocations. The Fund also continued to benefit, relative to the benchmark, from its allocations within the international and mid-cap sectors. These sectors are not represented in the S&P 500. The Fund overall underperformed the benchmark as several of the underlying funds underperformed their benchmarks. However, we maintain conviction in our index level allocations.

--------------------------------------------------------------------------------

WHAT IS THE OUTLOOK?

The momentum in the economy appears to have weakened somewhat in the last month, but consumer spending and business investments continue to fuel the economic expansion. Headline inflation has increased as energy and commodity prices remain high, but core measures remain at modest levels. We expect the Federal Open Market Committee to continue on its path of gradually raising interest rates. Looking forward, there are signs that rising energy costs may slow mid year economic growth. The magnitude of the inflationary pressures from commodity price increases is the key issue in the months ahead.
The consumer sector is still contributing to economic growth as personal income and personal spending increased at a strong pace. Consumer confidence measures have slipped somewhat but remain elevated. We do not expect a significant slowdown in the consumer segment if job growth continues and the housing market remains firm. Record high gas prices, though, are the primary risk. The business sector is healthy with 4th quarter corporate revenues and profits up 13% and 20% year over year, respectively. Business investment has been strong, particularly in capital goods. Industrial and manufacturing statistics remain relatively firm, indicating that the current business environment is favorable. Business confidence surveys have receded from high levels, but business leaders remain optimistic.

The US current account deficit is still a major long-term concern as it reached a record $ 665.9 billion, or 5.7% of GDP. A reversal of the deficit seems unlikely in the medium term given the recent strength of the US dollar, high energy prices, and low economic growth in Europe and Japan.

COMPOSITION BY UNDERLYING FUND
as of April 30, 2005

                                                      PERCENTAGE OF
FUND NAME                                              NET ASSETS
-------------------------------------------------------------------
Hartford Capital Appreciation Fund, Class Y                 7.0%
-------------------------------------------------------------------
Hartford Disciplined Equity Fund, Class Y                   4.0
-------------------------------------------------------------------
Hartford Global Leaders Fund, Class Y                       3.1
-------------------------------------------------------------------
Hartford High Yield Fund, Class Y                           7.8
-------------------------------------------------------------------
Hartford Income Fund, Class Y                               1.9
-------------------------------------------------------------------
Hartford Inflation Plus Fund, Class Y                      14.9
-------------------------------------------------------------------
Hartford International Capital Appreciation Fund,
  Class Y                                                   3.0
-------------------------------------------------------------------
Hartford International Small Company Fund, Class Y          1.9
-------------------------------------------------------------------
Hartford MidCap Value Fund, Class Y                         5.0
-------------------------------------------------------------------
Hartford Money Market Fund, Class Y                         3.9
-------------------------------------------------------------------
Hartford Short Duration Fund, Class Y                      17.2
-------------------------------------------------------------------
Hartford SmallCap Growth Fund, Class Y                      1.9
-------------------------------------------------------------------
Hartford Stock Fund, Class Y                                7.9
-------------------------------------------------------------------
Hartford Total Return Bond Fund, Class Y                   13.8
-------------------------------------------------------------------
Hartford Value Opportunities Fund, Class Y                  5.9
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.8
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Disciplined Equity Fund
(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                        GROWTH
                                                                        OF
                                                                        CAPITAL
                                                                        AND
                                                                        CURRENT
                                                                        INCOME.

PERFORMANCE OVERVIEW(3) 4/30/98 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                  DISCIPLINED EQUITY FUND                 S&P 500 INDEX
                                                                  -----------------------                 -------------
4/30/98                                                                    9450.00                           10000.00
                                                                           9242.00                            9828.00
                                                                           9591.00                           10227.00
                                                                           9591.00                           10119.00
                                                                           8269.00                            8656.00
                                                                           8829.00                            9211.00
10/98                                                                      9625.00                            9959.00
                                                                          10155.00                           10563.00
                                                                          10847.00                           11171.00
                                                                          11197.00                           11638.00
                                                                          10790.00                           11276.00
                                                                          11311.00                           11727.00
                                                                          11652.00                           12181.00
                                                                          11416.00                           11894.00
                                                                          12145.00                           12554.00
                                                                          11889.00                           12162.00
                                                                          11719.00                           12101.00
                                                                          11369.00                           11770.00
10/99                                                                     11861.00                           12515.00
                                                                          12178.00                           12769.00
                                                                          13104.00                           13520.00
                                                                          12359.00                           12841.00
                                                                          12330.00                           12598.00
                                                                          13648.00                           13830.00
                                                                          13104.00                           13414.00
                                                                          12779.00                           13139.00
                                                                          13249.00                           13462.00
                                                                          13143.00                           13252.00
                                                                          14029.00                           14075.00
                                                                          13182.00                           13332.00
10/00                                                                     13124.00                           13276.00
                                                                          12074.00                           12230.00
                                                                          12254.00                           12291.00
                                                                          12855.00                           12727.00
                                                                          11813.00                           11568.00
                                                                          11171.00                           10836.00
                                                                          12073.00                           11676.00
                                                                          12173.00                           11754.00
                                                                          11922.00                           11469.00
                                                                          11663.00                           11356.00
                                                                          10971.00                           10646.00
                                                                          10059.00                            9787.00
10/01                                                                     10380.00                            9974.00
                                                                          11112.00                           10739.00
                                                                          11212.00                           10834.00
                                                                          10952.00                           10676.00
                                                                          10631.00                           10470.00
                                                                          11022.00                           10863.00
                                                                          10251.00                           10205.00
                                                                          10150.00                           10130.00
                                                                           9299.00                            9409.00
                                                                           8657.00                            8675.00
                                                                           8707.00                            8732.00
                                                                           7755.00                            7784.00
10/02                                                                      8447.00                            8468.00
                                                                           8898.00                            8966.00
                                                                           8397.00                            8440.00
                                                                           8117.00                            8220.00
                                                                           7987.00                            8096.00
                                                                           8037.00                            8175.00
                                                                           8659.00                            8848.00
                                                                           9130.00                            9313.00
                                                                           9210.00                            9432.00
                                                                           9331.00                            9598.00
                                                                           9542.00                            9785.00
                                                                           9542.00                            9682.00
10/03                                                                     10103.00                           10229.00
                                                                          10253.00                           10319.00
                                                                          10780.00                           10860.00
                                                                          10941.00                           11059.00
                                                                          11061.00                           11213.00
                                                                          10891.00                           11044.00
                                                                          10740.00                           10870.00
                                                                          10731.00                           11019.00
                                                                          10971.00                           11233.00
                                                                          10530.00                           10861.00
                                                                          10520.00                           10905.00
                                                                          10630.00                           11022.00
10/04                                                                     10700.00                           11191.00
                                                                          11161.00                           11643.00
                                                                          11613.00                           12039.00
                                                                          11392.00                           11745.00
                                                                          11614.00                           11992.00
                                                                          11392.00                           11780.00
4/05                                                                      11190.00                           11556.00

    --- DISCIPLINED EQUITY FUND                --- S&P 500 INDEX
        $9,450  starting value                     $10,000 starting value
        $11,190 ending value                       $11,556 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 4/30/05)

                     INCEPTION                       SINCE
                       DATE      1 YEAR   5 YEAR   INCEPTION
-----------------------------------------------------------------
Disciplined Eqy A#   4/30/1998    4.19%   -3.11%     2.44%
-----------------------------------------------------------------
Disciplined Eqy A##  4/30/1998   -1.51%   -4.21%     1.62%
-----------------------------------------------------------------
Disciplined Eqy B#   4/30/1998    3.46%   -3.81%     1.71%
-----------------------------------------------------------------
Disciplined Eqy B##  4/30/1998   -1.54%   -4.18%     1.71%
-----------------------------------------------------------------
Disciplined Eqy C#   4/30/1998    3.51%   -3.80%     1.73%
-----------------------------------------------------------------
Disciplined Eqy C##  4/30/1998    2.51%   -3.80%     1.73%
-----------------------------------------------------------------
Disciplined Eqy Y#   4/30/1998    4.81%   -2.62%     2.96%
-----------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT

JAMES A. RULLO, CFA
Senior Vice President, Partner, Portfolio Manager
MAMMEN CHALLY, CFA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Disciplined Equity Fund Class A returned 4.58% for the six-month period ended April 30, 2005, outperforming both its benchmark, the S&P 500 Index, which returned 3.28% and the Lipper Large Cap Core Average, which returned 2.52%.

WHY DID THE FUND PERFORM THIS WAY?

Strong stock selection boosted returns during the six-month period. Top performing sectors included Consumer Staples, Consumer Discretionary and Energy. Overall, the largest contributors to the Fund were tobacco and food stock Altria, Health Care companies HCA and Medco Health Solutions, and Energy company ConocoPhillips. Altria was boosted by positive litigation developments and a rise in cigarette prices. We continue to favor this stock as we expect that Altria will spin off its Kraft division. Integrated energy firm ConocoPhillips benefited from higher oil and gas prices. As the largest player in the US downstream market, ConocoPhillips also got a boost from the robust refining margin environment.

Stock selection within the Industrials sector had a negative impact on returns. Our underweights to Ingersoll-Rand and General Electric, which rose during the period, as well as our overweight to Parker Hannifin, which fell during the period, hurt performance. The company lowered guidance for each of the last two quarters as a result of growing inventory levels. We believe that inventory levels have peaked and that the valuation is still attractive for Parker Hannifin.

Other detractors included Exxon Mobil, FHLMC, and King Pharmaceuticals. As the Energy sector continued to see strong returns boosted by high oil prices, our underweight position to Exxon Mobil, which was up 17% over the period, hurt Fund performance. FHLMC was negatively impacted by the continued regulatory concerns at Fannie Mae. King Pharmaceuticals fell as it announced a decline in earnings. This was attributed to a drop in sales as the company had worked aggressively to lower inventories throughout 2004. We continue to hold the stock as King Pharmaceuticals generates significant levels of cash flow and has attractive products, such as a cardiac imaging agent, in its pipeline.

WHAT IS THE OUTLOOK?

Our current outlook for 2005 is for a deceleration from growth. In our view, this will be driven by slower growth in consumer spending due to higher energy costs and higher gasoline prices. In addition, slower job growth and tighter fiscal policy are also likely to dampen consumer spending. However, we do expect decent, albeit slower, growth in corporate profits and business investment.

--------------------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             4.5%
-------------------------------------------------------------------
Capital Goods                                               8.7
-------------------------------------------------------------------
Consumer Cyclical                                           5.9
-------------------------------------------------------------------
Consumer Staples                                            7.5
-------------------------------------------------------------------
Energy                                                     10.2
-------------------------------------------------------------------
Finance                                                    20.9
-------------------------------------------------------------------
Health Care                                                12.4
-------------------------------------------------------------------
Services                                                    5.8
-------------------------------------------------------------------
Technology                                                 21.4
-------------------------------------------------------------------
Utilities                                                   2.8
-------------------------------------------------------------------
Other Assets & Liabilities                                 -0.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Dividend and Growth Fund
(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                         A HIGH
                                                                         LEVEL
                                                                         OF
                                                                         CURRENT
                                                                         INCOME
                                                                      CONSISTENT
                                                                         WITH
                                                                         GROWTH
                                                                         OF
                                                                        CAPITAL.
PERFORMANCE OVERVIEW(3) 7/22/96 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                  DIVIDEND AND GROWTH FUND                S&P 500 INDEX
                                                                  ------------------------                -------------
7/22/96                                                                    9450.00                           10000.00
                                                                           9545.00                           10102.00
                                                                           9695.00                           10317.00
                                                                          10149.00                           10897.00
10/96                                                                     10423.00                           11198.00
                                                                          10990.00                           12043.00
                                                                          10894.00                           11805.00
                                                                          11409.00                           12542.00
                                                                          11589.00                           12641.00
                                                                          11142.00                           12122.00
                                                                          11504.00                           12845.00
                                                                          12246.00                           13630.00
                                                                          12906.00                           14236.00
                                                                          13652.00                           15368.00
                                                                          13002.00                           14507.00
                                                                          13768.00                           15301.00
10/97                                                                     13356.00                           14790.00
                                                                          13988.00                           15475.00
                                                                          14270.00                           15741.00
                                                                          14454.00                           15914.00
                                                                          15066.00                           17061.00
                                                                          15858.00                           17935.00
                                                                          15771.00                           18118.00
                                                                          15509.00                           17806.00
                                                                          15671.00                           18529.00
                                                                          15553.00                           18333.00
                                                                          13565.00                           15684.00
                                                                          14415.00                           16689.00
10/98                                                                     15434.00                           18044.00
                                                                          15895.00                           19138.00
                                                                          16335.00                           20240.00
                                                                          16179.00                           21086.00
                                                                          15933.00                           20430.00
                                                                          16325.00                           21248.00
                                                                          17330.00                           22070.00
                                                                          16887.00                           21549.00
                                                                          17456.00                           22745.00
                                                                          16913.00                           22035.00
                                                                          16478.00                           21925.00
                                                                          16041.00                           21324.00
10/99                                                                     16962.00                           22674.00
                                                                          16867.00                           23134.00
                                                                          17083.00                           24495.00
                                                                          16393.00                           23265.00
                                                                          15470.00                           22825.00
                                                                          17173.00                           25058.00
                                                                          16960.00                           24304.00
                                                                          17317.00                           23805.00
                                                                          16774.00                           24391.00
                                                                          16774.00                           24010.00
                                                                          17725.00                           25501.00
                                                                          17893.00                           24155.00
10/00                                                                     18242.00                           24054.00
                                                                          17883.00                           22158.00
                                                                          18800.00                           22267.00
                                                                          18509.00                           23057.00
                                                                          18337.00                           20957.00
                                                                          17746.00                           19630.00
                                                                          18653.00                           21153.00
                                                                          18967.00                           21295.00
                                                                          18479.00                           20777.00
                                                                          18597.00                           20574.00
                                                                          18002.00                           19288.00
                                                                          16830.00                           17731.00
10/01                                                                     16841.00                           18070.00
                                                                          17748.00                           19456.00
                                                                          17938.00                           19627.00
                                                                          17983.00                           19341.00
                                                                          18258.00                           18967.00
                                                                          18744.00                           19680.00
                                                                          17970.00                           18488.00
                                                                          18135.00                           18352.00
                                                                          17185.00                           17045.00
                                                                          15855.00                           15717.00
                                                                          15744.00                           15820.00
                                                                          14034.00                           14102.00
10/02                                                                     15065.00                           15342.00
                                                                          16075.00                           16244.00
                                                                          15392.00                           15290.00
                                                                          14870.00                           14891.00
                                                                          14559.00                           14668.00
                                                                          14528.00                           14810.00
                                                                          15586.00                           16029.00
                                                                          16577.00                           16872.00
                                                                          16717.00                           17088.00
                                                                          16874.00                           17389.00
                                                                          17242.00                           17728.00
                                                                          17035.00                           17540.00
10/03                                                                     17840.00                           18531.00
                                                                          18165.00                           18694.00
                                                                          19342.00                           19674.00
                                                                          19398.00                           20036.00
                                                                          19746.00                           20314.00
                                                                          19497.00                           20008.00
                                                                          19306.00                           19693.00
                                                                          19317.00                           19963.00
                                                                          19808.00                           20351.00
                                                                          19358.00                           19677.00
                                                                          19527.00                           19756.00
                                                                          19863.00                           19969.00
10/04                                                                     20077.00                           20275.00
                                                                          20932.00                           21094.00
                                                                          21665.00                           21811.00
                                                                          21128.00                           21279.00
                                                                          21884.00                           21725.00
                                                                          21446.00                           21341.00
4/05                                                                      20987.00                           20935.00

    --- DIVIDEND AND GROWTH FUND               --- S&P 500 INDEX
        $9,450  starting value                     $10,000 starting value
        $20,987 ending value                       $20,935 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 4/30/05)

                  INCEPTION                       SINCE
                    DATE      1 YEAR   5 YEAR   INCEPTION
--------------------------------------------------------------
Div & Growth A#   7/22/1996    8.68%   4.35%      9.52%
--------------------------------------------------------------
Div & Growth A##  7/22/1996    2.71%   3.18%      8.82%
--------------------------------------------------------------
Div & Growth B#   7/22/1996    7.75%   3.56%      NA*
--------------------------------------------------------------
Div & Growth B##  7/22/1996    2.75%   3.21%      NA*
--------------------------------------------------------------
Div & Growth C#   7/22/1996    7.92%   3.66%      8.78%
--------------------------------------------------------------
Div & Growth C##  7/22/1996    6.92%   3.66%      8.78%
--------------------------------------------------------------
Div & Growth Y#   7/22/1996    9.11%   4.91%     10.07%
--------------------------------------------------------------

 # Without sales charge
## With sales charge
 * Inception returns are not applicable for Class B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

EDWARD P. BOUSA, CFA
Vice President, Portfolio Manager
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Dividend and Growth Fund Class A, before sales charge, returned 4.52% for the six-month period ended April 30, 2005. The Fund underperformed the Lipper Equity Income Average, which returned 5.35%, and outperformed its benchmark, the S&P 500 Index, which returned 3.28% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's outperformance relative to the S&P 500 was primarily due to sector allocation. Our significant overweighting to Energy contributed positively to performance as the sector significantly outperformed the market amid rising energy prices. In addition, our underweight to Information Technology helped relative performance as fears of slowing economic demand hurt the sector's returns. Finally, outperformance relative to the S&P 500 was helped by stock selection in Consumer Staples stocks.

The Fund's top two contributors over the period, Encana and Exxon Mobil, were both energy stocks which benefited from the rise in energy prices. Other top performers included tobacco and food stock Altria, which was boosted by positive litigation developments and the rise in cigarette prices, and Dupont, which is seeing pricing power improve across several important product areas.

Detractors from performance included IBM, American International Group and MBNA. Other stocks that had a negative impact on performance were Delphi, Parker Hannifin, and Verizon. Delphi's results suffered in response to continued difficulties for its main customer, General Motors. Delphi appears to have insurmountable problems, and we have exited this position. Parker Hannifin has lowered guidance for each of the last two quarters as a result of growing inventory levels. We believe that inventory levels have peaked and that the valuation is still attractive for the company. Finally, Verizon lagged as access line losses continued to put pressure on revenues. Good wireless results were not enough to offset these competitive pressures.

WHAT IS THE OUTLOOK?

Our discipline is strongest in understanding the supply and demand in many sectors. Energy has been a major focus in recent years. We believe that Energy prices will remain high in coming years and that many stocks do not yet discount that possibility. Currently, we are finding opportunities within a somewhat more defensive mix while remaining overweight. We are also trimming some cyclical stocks such as chemicals and railroads.

--------------------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             8.5%
-------------------------------------------------------------------
Capital Goods                                               5.9
-------------------------------------------------------------------
Consumer Cyclical                                           5.5
-------------------------------------------------------------------
Consumer Staples                                            9.5
-------------------------------------------------------------------
Energy                                                     13.6
-------------------------------------------------------------------
Finance                                                    22.4
-------------------------------------------------------------------
Health Care                                                 9.5
-------------------------------------------------------------------
Services                                                    3.8
-------------------------------------------------------------------
Technology                                                 14.9
-------------------------------------------------------------------
Transportation                                              4.0
-------------------------------------------------------------------
Utilities                                                   4.1
-------------------------------------------------------------------
Other Assets & Liabilities                                 -1.7
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Equity Income Fund

(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                        A HIGH
                                                                        LEVEL OF
                                                                        CURRENT
                                                                        INCOME
                                                                      CONSISTENT
                                                                        WITH
                                                                        GROWTH
                                                                        OF
                                                                        CAPITAL.
PERFORMANCE OVERVIEW(2) 8/28/03 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                     EQUITY INCOME FUND              RUSSELL 1000 VALUE INDEX
                                                                     ------------------              ------------------------
8/28/03                                                                    9450.00                           10000.00
                                                                           9403.00                            9902.00
10/03                                                                      9800.00                           10508.00
                                                                           9944.00                           10651.00
                                                                          10612.00                           11307.00
                                                                          10545.00                           11506.00
                                                                          10735.00                           11753.00
                                                                          10621.00                           11649.00
4/04                                                                      10430.00                           11365.00
                                                                          10468.00                           11481.00
                                                                          10631.00                           11752.00
                                                                          10420.00                           11586.00
                                                                          10640.00                           11751.00
                                                                          10761.00                           11933.00
10/04                                                                     10857.00                           12131.00
                                                                          11285.00                           12745.00
                                                                          11620.00                           13172.00
                                                                          11455.00                           12937.00
                                                                          11902.00                           13365.00
                                                                          11605.00                           13182.00
4/05                                                                      11566.00                           12946.00

    --- EQUITY INCOME FUND                     --- RUSSELL 1000 VALUE INDEX
        $9,450  starting value                     $10,000 starting value
        $11,566 ending value                       $12,946 ending value

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
PORTFOLIO MANAGER
JOHN R. RYAN, CFA
Senior Vice President, Managing Partner, Portfolio Manager

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 4/30/05)

                   INCEPTION DATE   1 YEAR   SINCE INCEPTION
-----------------------------------------------------------------
Equity Income A#     8/28/2003      10.89%       12.79%
-----------------------------------------------------------------
Equity Income A##    8/28/2003       4.76%        9.07%
-----------------------------------------------------------------
Equity Income B#     8/28/2003       9.95%       11.87%
-----------------------------------------------------------------
Equity Income B##    8/28/2003       4.95%        9.64%
-----------------------------------------------------------------
Equity Income C#     8/28/2003      10.16%       12.03%
-----------------------------------------------------------------
Equity Income C##    8/28/2003       9.16%       12.03%
-----------------------------------------------------------------
Equity Income Y#     8/28/2003      11.72%       13.47%
-----------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the six-month period ending April 30, 2005, The Hartford Equity Income Fund Class A, before sales charge, returned 6.52%, slightly trailing the Russell 1000 Value Index return of 6.72%, but outperforming the Lipper Equity Income peer group average return of 5.35%.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's slight underperformance relative to the benchmark during this period was primarily due to unfavorable stock selection and our allocation within Financials, Materials, Energy, Health Care, and Consumer Discretionary. The three largest detractors, on an absolute basis, were Alcoa (Materials), National City (Financials) and Fannie Mae (Financials).

Alcoa continues to face cost pressures which are higher than their underlying pricing, due to its aggressive acquisition program over the last several years. We believe that there is a tremendous amount of leverage in their downstream operations and owned the position at the end of the period. National City's mortgage banking business has been volatile in the current rising rate environment. However, their core regional banking business continues to perform well and the Fund owned the stock at the end of the period. Fannie Mae was eliminated after it became apparent that the Office of Federal Housing Enterprise Oversight's ongoing investigation of accounting issues would produce more protracted and deeper challenges than expected.

The Fund benefited from positive stock selection within Utilities, Industrials, Information Technology and Consumer Staples. The top three contributors, on an absolute basis, were Exxon Mobil (Energy), Altria (Consumer Staples), and Caterpillar (Industrials). As of the end of the period, all three stocks were held in the Fund.

WHAT IS THE OUTLOOK?

We expect continued economic expansion, but we are preparing for a deceleration from recent growth rates. We anticipate 3%+ global and U.S. GDP growth over the next couple of years. This period will not feel as good as the recovery we have experienced over the past two years, and we expect the main engine of growth during that time, the US consumer, will have trouble keeping pace. The American consumer is facing many headwinds. Payroll employment growth is slowing. Consumer confidence, while high, is waning. Prices for natural gas, oil, electricity, and virtually the entire energy complex are rising. We expect mortgage refinancing activity will subside and tax refunds to be down. Housing prices remain the one bright spot, and consumer exposure to housing prices is significant, with nearly two-thirds owning their residential unit.

On the corporate side, most of the news is positive. Balance sheets rarely have been better. Cash levels are rising despite a pickup in capital spending. Debt repayments continue, while dividend increases and stock repurchases persist. Deferred infrastructure spending in the West and new infrastructure spending in the developing world should bolster business expenditures for several

--------------------------------------------------------------------------------

years. On the other hand, corporations face headwinds from high energy and other commodity prices.

In this environment, we continue to find opportunities in several areas, particularly those dependent on capital spending. Corporate balance sheets are flush with liquidity, and the ratio of capital spending to cash flow is well below average. We added exposure to cyclical companies that we expect will benefit from continued economic expansion, but whose stocks sell at relatively attractive valuations. At the end of the period, relative to the Russell 1000 Value Index, the Fund was overweight Materials, Financials, Utilities, Health Care, and Consumer Staples.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                            11.9%
-------------------------------------------------------------------
Capital Goods                                               1.1
-------------------------------------------------------------------
Consumer Cyclical                                           4.5
-------------------------------------------------------------------
Consumer Staples                                            6.4
-------------------------------------------------------------------
Energy                                                     11.4
-------------------------------------------------------------------
Finance                                                    34.8
-------------------------------------------------------------------
Health Care                                                 7.4
-------------------------------------------------------------------
Services                                                    1.1
-------------------------------------------------------------------
Technology                                                  7.8
-------------------------------------------------------------------
Transportation                                              2.1
-------------------------------------------------------------------
Utilities                                                  11.4
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Focus Fund

(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                       LONG-TERM
                                                                         CAPITAL
                                                                   APPRECIATION.
PERFORMANCE OVERVIEW(2) 5/24/01 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                         FOCUS FUND                       S&P 500 INDEX
                                                                         ----------                       -------------
5/24/01                                                                   9450.00                            10000.00
                                                                          9441.00                             9715.00
                                                                          9186.00                             9479.00
                                                                          8996.00                             9386.00
                                                                          8770.00                             8798.00
                                                                          8014.00                             8088.00
10/01                                                                     8335.00                             8242.00
                                                                          9129.00                             8874.00
                                                                          9526.00                             8952.00
                                                                          9176.00                             8822.00
                                                                          9072.00                             8651.00
                                                                          9299.00                             8977.00
                                                                          8439.00                             8433.00
                                                                          8221.00                             8371.00
                                                                          7513.00                             7775.00
                                                                          7125.00                             7169.00
                                                                          7087.00                             7216.00
                                                                          6274.00                             6432.00
10/02                                                                     6917.00                             6998.00
                                                                          7626.00                             7409.00
                                                                          7106.00                             6974.00
                                                                          6926.00                             6792.00
                                                                          6718.00                             6690.00
                                                                          6737.00                             6755.00
                                                                          7228.00                             7311.00
                                                                          7663.00                             7696.00
                                                                          7719.00                             7794.00
                                                                          8040.00                             7931.00
                                                                          8106.00                             8086.00
                                                                          7917.00                             8000.00
10/03                                                                     8446.00                             8452.00
                                                                          8512.00                             8527.00
                                                                          9031.00                             8974.00
                                                                          9088.00                             9139.00
                                                                          9107.00                             9266.00
                                                                          8890.00                             9126.00
                                                                          8701.00                             8983.00
                                                                          8806.00                             9106.00
                                                                          9061.00                             9282.00
                                                                          8854.00                             8975.00
                                                                          8825.00                             9011.00
                                                                          8787.00                             9108.00
10/04                                                                     8636.00                             9248.00
                                                                          8995.00                             9621.00
                                                                          9245.00                             9948.00
                                                                          9028.00                             9706.00
                                                                          9217.00                             9909.00
                                                                          8886.00                             9734.00
4/05                                                                      8848.00                             9549.00

    --- FOCUS FUND                             --- S&P 500 INDEX
        $9,450 starting value                      $10,000 starting value
        $8,848 ending value                        $9,549  ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.
The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
AVERAGE ANNUAL TOTAL RETURNS(2) (as of 4/30/05)

           INCEPTION DATE   1 YEAR   SINCE INCEPTION
---------------------------------------------------------
Focus A#     5/24/2001       1.68%       -1.65%
---------------------------------------------------------
Focus A##    5/24/2001      -3.96%       -3.05%
---------------------------------------------------------
Focus B#     5/24/2001       0.89%       -2.37%
---------------------------------------------------------
Focus B##    5/24/2001      -4.11%       -3.12%
---------------------------------------------------------
Focus C#     5/24/2001       1.11%       -2.34%
---------------------------------------------------------
Focus C##    5/24/2001       0.11%       -2.34%
---------------------------------------------------------
Focus Y#     5/24/2001       2.26%       -1.19%
---------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

RAND L. ALEXANDER, CFA
Senior Vice President, Partner, Portfolio Manager
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Focus Fund Class A, before sales charge, returned 2.46% for the six-month period ended April 30, 2005, which was in line with Lipper Large Cap Core peer group average return of 2.52%, and behind the 3.28% return of the S&P 500 Index, the Fund's benchmark.

WHY DID THE FUND PERFORM THIS WAY?

The Fund underperformed because positive sector allocation decisions were offset by weak stock selection in certain areas. The Fund was overweight both Energy and Health Care, which were two of the strongest performing sectors during the period. Energy stocks continued to benefit from high prices and pharmaceutical stocks rallied after Eli Lilly received a positive ruling protecting a drug patent. The Fund was held back slightly, however, by having no exposure to Utilities stocks. Utility stocks were the strongest area of the market during the period.

In terms of the individual stocks that drove positive absolute results, Occidental Petroleum and ConocoPhillips participated in the continued rally in the energy sector. Also, Colgate-Palmolive (Household and Personal Products) rose after announcing a major restructuring plan to reduce its workforce, close plants, and increase research and development and marketing. The largest detractors during the period were International Game Technology (Consumer Services), Home Depot (Retailing), and American International Group (AIG) (Insurance). We continued to own each name at the end of the period. International Game Technology, a leading manufacturer of slot machines, declined due to competitive pressures and slowing demand. Home Depot suffered from fears that sustained high energy prices and rising interest rates would dampen consumer spending. AIG was investigated for accounting and business practices, which led to the resignation of their CEO, Hank Greenberg.

WHAT IS THE OUTLOOK?

On May 1, 2005, Steven T. Irons became portfolio manager of The Hartford Focus Fund, replacing Rand L. Alexander who announced his retirement from Wellington Management. Mr. Irons has 20 years of investment experience, including 12 years with Wellington Management. He will continue to manage the portfolio in a concentrated, large cap core approach. Consistent with how the fund has been managed, he will draw from the universe of the 80 to 120 stocks in The Hartford Stock Fund and select the 20 to 40 stocks where he has the highest conviction. These stocks will exhibit some or all of the following characteristics: leadership within an industry, a strong balance

--------------------------------------------------------------------------------

sheet, solid management teams, high return on equity, accelerating earnings, and/or attractive valuation with a catalyst.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Capital Goods                                               9.3%
-------------------------------------------------------------------
Consumer Cyclical                                           8.4
-------------------------------------------------------------------
Consumer Staples                                            7.0
-------------------------------------------------------------------
Energy                                                      9.9
-------------------------------------------------------------------
Finance                                                    23.0
-------------------------------------------------------------------
Health Care                                                14.0
-------------------------------------------------------------------
Services                                                    9.0
-------------------------------------------------------------------
Technology                                                 22.6
-------------------------------------------------------------------
Other Assets & Liabilities                                 -3.2
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Global Communications Fund
(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                       LONG-TERM
                                                                         CAPITAL
                                                                   APPRECIATION.
PERFORMANCE OVERVIEW(2) 10/31/00 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                              MSCI AC WORLD FREE
                                                GLOBAL COMMUNICATIONS     TELECOMMUNICATIONS SERVICES
                                                        FUND                         INDEX                    S&P 500 INDEX
                                                ---------------------     ---------------------------         -------------
10/31/00                                               9450.00                      10000.00                    10000.00
                                                       7314.00                       8625.00                     9212.00
                                                       7399.00                       8405.00                     9257.00
                                                       8883.00                       9231.00                     9586.00
                                                       7068.00                       7800.00                     8713.00
                                                       5982.00                       7362.00                     8161.00
                                                       6492.00                       7922.00                     8794.00
                                                       5963.00                       7313.00                     8853.00
                                                       5689.00                       6831.00                     8638.00
                                                       5585.00                       6911.00                     8553.00
                                                       4791.00                       6173.00                     8019.00
                                                       4564.00                       6248.00                     7372.00
10/01                                                  4319.00                       6020.00                     7513.00
                                                       4565.00                       6306.00                     8089.00
                                                       4697.00                       6343.00                     8160.00
                                                       4101.00                       5776.00                     8041.00
                                                       3601.00                       5513.00                     7886.00
                                                       3733.00                       5585.00                     8182.00
                                                       3317.00                       4977.00                     7686.00
                                                       3326.00                       5009.00                     7630.00
                                                       2882.00                       4489.00                     7087.00
                                                       2731.00                       4254.00                     6534.00
                                                       2882.00                       4250.00                     6577.00
                                                       2504.00                       3594.00                     5863.00
10/02                                                  3061.00                       4411.00                     6378.00
                                                       3392.00                       4883.00                     6753.00
                                                       3241.00                       4595.00                     6357.00
                                                       3156.00                       4494.00                     6191.00
                                                       3137.00                       4261.00                     6098.00
                                                       3080.00                       4208.00                     6157.00
                                                       3383.00                       4513.00                     6664.00
                                                       3666.00                       5055.00                     7015.00
                                                       3864.00                       5098.00                     7104.00
                                                       3874.00                       4978.00                     7229.00
                                                       3987.00                       4964.00                     7370.00
                                                       4063.00                       4994.00                     7292.00
10/03                                                  4412.00                       5234.00                     7704.00
                                                       4564.00                       5413.00                     7772.00
                                                       5017.00                       5855.00                     8179.00
                                                       5159.00                       6052.00                     8330.00
                                                       5159.00                       6096.00                     8446.00
                                                       5159.00                       5968.00                     8318.00
                                                       4960.00                       5868.00                     8187.00
                                                       4904.00                       5717.00                     8300.00
                                                       5083.00                       5824.00                     8461.00
                                                       4922.00                       5792.00                     8181.00
                                                       4667.00                       5848.00                     8213.00
                                                       4790.00                       6000.00                     8302.00
10/04                                                  5178.00                       6285.00                     8429.00
                                                       5962.00                       6751.00                     8770.00
                                                       6193.00                       7015.00                     9068.00
                                                       5954.00                       6718.00                     8847.00
                                                       6183.00                       6828.00                     9032.00
                                                       5792.00                       6657.00                     8872.00
4/05                                                   5612.00                       6537.00                     8704.00

    --- GLOBAL COMMUNICATIONS FUND            --- MSCI AC WORLD FREE TELECOMMUNICATIONS
        $9,450 starting value                     SERVICES INDEX
        $5,612 ending value                       $10,000 starting value
                                                  $6,537  ending value
    -- S & P 500 INDEX
        $10,000 starting value
        $8,704  ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.
MSCI AC (ALL COUNTRY) WORLD FREE TELECOMMUNICATIONS SERVICES INDEX is a free float-adjusted market capitalization index of developed and emerging market countries that is designed to measure international equity market performance. The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 4/30/05)

                 INCEPTION DATE   1 YEAR   SINCE INCEPTION
---------------------------------------------------------------
Global Comm A#     10/31/2000     13.13%       -10.93%
---------------------------------------------------------------
Global Comm A##    10/31/2000      6.82%       -12.04%
---------------------------------------------------------------
Global Comm B#     10/31/2000     12.18%       -11.56%
---------------------------------------------------------------
Global Comm B##    10/31/2000      7.18%       -11.95%
---------------------------------------------------------------
Global Comm C#     10/31/2000     12.39%       -11.56%
---------------------------------------------------------------
Global Comm C##    10/31/2000     11.39%       -11.56%
---------------------------------------------------------------
Global Comm Y#     10/31/2000     13.70%       -10.50%
---------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT TEAM

ARCHANA BASI, CFA
Vice President, Global Industry Analyst

DAVID NINCIC, CFA
Vice President, Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Global Communications Fund Class A, before sales charge, returned 8.38% for the six-month period ended April 30, 2005. The Fund strongly outperformed the MSCI All Country World Free Telecommunication Services Index, which returned 4.01%, and the Lipper Telecommunications Mutual Funds Average, which returned 1.59% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's outperformance over the six-month period relative to the MSCI AC World Free Telecommunication Services Index was a result of security selection, primarily among Diversified Telecommunications Services, a sub-sector accounting for over two-thirds of the Fund. Stock selection was also additive within the Wireless Telecommunications Service sub-sector.

Within the Diversified Telecommunication Services sub-sector, top contributors to absolute returns were Telkom South Africa, Koninklijke KPN (also known as Royal KPN, of the Netherlands) and Telekom Austria. In this sub-sector, we have tended to favor emerging markets and European companies over U.S. companies, given the difficult competition the U.S. companies face from cable and wireless companies. In Europe, the telecom services sector has been the most active of any sector over the last couple of years in returning cash to shareholders.

WHAT IS THE OUTLOOK?

We remain optimistic on the performance of emerging market and European telecommunications companies relative to U.S. companies. While many wireline carriers face access line declines and voice substitution to wireless, these same carriers often have wireless operations that are performing well, resulting in solid revenue growth. Emerging markets penetration of telecommunication services is low, allowing for healthy growth for years to come. In fact, emerging markets countries currently account for approximately 80% of new wireless subscribers. In addition, we believe company valuations are attractive and that certain management teams are very focused on returning value to shareholders. European companies are generating lots of free cash flow and managements have proven to be shareholder-oriented, willing to return cash in the form of dividends and share buybacks.

--------------------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of April 30, 2005

                                                   PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                           NET ASSETS
----------------------------------------------------------------------
Austria                                                   3.1%
----------------------------------------------------------------------
Brazil                                                   11.7
----------------------------------------------------------------------
Cayman Islands                                            7.1
----------------------------------------------------------------------
China                                                     4.5
----------------------------------------------------------------------
France                                                    7.3
----------------------------------------------------------------------
Germany                                                   3.4
----------------------------------------------------------------------
Indonesia                                                 3.3
----------------------------------------------------------------------
Ireland                                                   3.0
----------------------------------------------------------------------
Italy                                                     2.4
----------------------------------------------------------------------
Morocco                                                   0.1
----------------------------------------------------------------------
Netherlands                                               2.8
----------------------------------------------------------------------
Norway                                                    3.9
----------------------------------------------------------------------
Philippines                                               5.9
----------------------------------------------------------------------
South Africa                                              9.7
----------------------------------------------------------------------
South Korea                                               1.1
----------------------------------------------------------------------
Spain                                                     2.0
----------------------------------------------------------------------
Taiwan                                                    0.6
----------------------------------------------------------------------
Turkey                                                    4.8
----------------------------------------------------------------------
United States                                            37.4
----------------------------------------------------------------------
Other Assets & Liabilities                              -14.1
----------------------------------------------------------------------
TOTAL                                                   100.0%
----------------------------------------------------------------------

The Hartford Global Financial Services Fund
(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                       LONG-TERM
                                                                         CAPITAL
                                                                   APPRECIATION.
PERFORMANCE OVERVIEW(2) 10/31/00 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                              GLOBAL FINANCIAL SERVICES   MSCI FINANCE EX REAL ESTATE
                                                        FUND                         INDEX                    S&P 500 INDEX
                                              -------------------------   ---------------------------         -------------
10/31/00                                               9450.00                      10000.00                    10000.00
                                                       9091.00                       9618.00                     9212.00
                                                      10036.00                      10358.00                     9257.00
                                                       9857.00                      10361.00                     9586.00
                                                       9630.00                       9685.00                     8713.00
                                                       9290.00                       9114.00                     8161.00
                                                       9715.00                       9501.00                     8794.00
                                                       9941.00                       9447.00                     8853.00
                                                       9989.00                       9364.00                     8638.00
                                                       9885.00                       9166.00                     8553.00
                                                       9715.00                       9066.00                     8019.00
                                                       8836.00                       8104.00                     7372.00
10/01                                                  8854.00                       8117.00                     7513.00
                                                       9100.00                       8533.00                     8089.00
                                                       9384.00                       8630.00                     8160.00
                                                       8949.00                       8330.00                     8041.00
                                                       8921.00                       8183.00                     7886.00
                                                       9402.00                       8772.00                     8182.00
                                                       9430.00                       8799.00                     7686.00
                                                       9298.00                       8912.00                     7630.00
                                                       8987.00                       8423.00                     7087.00
                                                       8079.00                       7630.00                     6534.00
                                                       8070.00                       7728.00                     6577.00
                                                       7134.00                       6668.00                     5863.00
10/02                                                  7588.00                       7314.00                     6378.00
                                                       8004.00                       7672.00                     6753.00
                                                       7566.00                       7225.00                     6357.00
                                                       7205.00                       6988.00                     6191.00
                                                       7025.00                       6841.00                     6098.00
                                                       6987.00                       6711.00                     6157.00
                                                       7718.00                       7651.00                     6664.00
                                                       8098.00                       8089.00                     7015.00
                                                       8184.00                       8199.00                     7104.00
                                                       8458.00                       8560.00                     7229.00
                                                       8430.00                       8496.00                     7370.00
                                                       8581.00                       8700.00                     7292.00
10/03                                                  9217.00                       9399.00                     7704.00
                                                       9255.00                       9459.00                     7772.00
                                                       9830.00                      10035.00                     8179.00
                                                      10022.00                      10290.00                     8330.00
                                                      10280.00                      10526.00                     8446.00
                                                      10242.00                      10482.00                     8318.00
                                                       9802.00                      10091.00                     8187.00
                                                       9830.00                      10180.00                     8300.00
                                                       9925.00                      10289.00                     8461.00
                                                       9476.00                       9974.00                     8181.00
                                                       9715.00                      10199.00                     8213.00
                                                       9782.00                      10293.00                     8302.00
10/04                                                  9992.00                      10580.00                     8429.00
                                                      10433.00                      11154.00                     8770.00
                                                      10950.00                      11720.00                     9068.00
                                                      10679.00                      11407.00                     8847.00
                                                      10766.00                      11600.00                     9032.00
                                                      10475.00                      11288.00                     8872.00
4/05                                                  10398.00                      11061.00                     8704.00

    --- GLOBAL FINANCIAL SERVICES FUND         --- MSCI FINANCE EX REAL ESTATE INDEX
        $9,450 starting value                      $10,000 starting value
        $10,398 ending value                       $11,061 ending value
    -- S&P 500 INDEX
        $10,000 starting value
        $8,704  ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

MSCI FINANCE EX-REAL ESTATE INDEX is a cap-weighted index that measures the performance of financial stocks from around the world. This index excludes real estate.
The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 4/30/05)

                    INCEPTION DATE   1 YEAR   SINCE INCEPTION
------------------------------------------------------------------
Global Fin Ser A#     10/31/2000     6.09%         2.15%
------------------------------------------------------------------
Global Fin Ser A##    10/31/2000     0.22%         0.88%
------------------------------------------------------------------
Global Fin Ser B#     10/31/2000     5.39%         1.43%
------------------------------------------------------------------
Global Fin Ser B##    10/31/2000     0.39%         1.01%
------------------------------------------------------------------
Global Fin Ser C#     10/31/2000     5.28%         1.43%
------------------------------------------------------------------
Global Fin Ser C##    10/31/2000     4.28%         1.43%
------------------------------------------------------------------
Global Fin Ser Y#     10/31/2000     6.58%         2.62%
------------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT TEAM

MARK T. LYNCH, CFA
Senior Vice President, Partner,
Global Industry Analyst

THEODORE SHASTA, CFA
Senior Vice President, Partner,
Global Industry Analyst

JENNIFER L. NETTESHEIM, CFA
Vice President, Global Industry Analyst

R. ANDREW HEISKELL
Vice President, Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Global Financial Services Fund Class A, before sales charge, returned 4.06% for the six-month period ended April 30, 2005. The Fund underperformed its benchmark, the MSCI Finance ex-Real Estate Index, which returned 4.54%, and outperformed the Lipper Financial Services Mutual Funds Average, which returned 0.88% over the same period.

WHY DID THE FUND PERFORM THIS WAY?

The Finance sector underperformed the broader market over the period, impeded by negative returns among Thrifts & Mortgage Finance companies. The Fund's allocation to that weak-performing industry was a source of relative underperformance versus the MSCI Finance ex-Real Estate Index, though this was more than offset by our strong security selection in the industry. Our sale of benchmark holding, Fannie Mae, early in the period was beneficial to performance. We eliminated Fannie Mae from the Fund given recent accounting issues.

Our security selection among Insurance was a primary detractor from relative returns. Our positions in American International Group (AIG), Ambac Financial and MBIA had a negative impact on performance. AIG was investigated for accounting and business practices, which led to the resignation of their CEO, Hank Greenberg. We continued to own each name at the end of the period.

On an absolute basis, the Fund's positive returns were driven primarily by holdings of Commercial Banks, with Capital Markets companies also contributing significantly. The top contributors to the Fund's absolute returns during the six-month period were UBS (Diversified Financials), Italian bank Capitalia and insurance company Ace.

WHAT IS THE OUTLOOK?

For U.S. banks, regulatory formulas have driven loan loss reserves to their lowest levels since 1986. Positive surprises among bank earnings are increasingly unlikely going forward. The early stages

--------------------------------------------------------------------------------

of rising interest rates should have been accompanied by a cyclical peak in margins. Theoretically, loan rates should have gone up markedly faster than deposit rates. However, they have only gone up marginally faster, contributing to margin pressure.

We have become increasingly enthusiastic about the prospects for the British and Irish bank stocks. We believe their valuations are low compared to their fundamental prospects, while the prices of the continental banks reflect the opposite assumption.

Our view of the Insurance sector remains favorable. While premiums in the property business have stabilized, investment assets continue to grow rapidly and the stocks remain very reasonably priced despite their recent strength.

DIVERSIFICATION BY COUNTRY
as of April 30, 2005

                                                      PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                             NET ASSETS
-------------------------------------------------------------------
Australia                                                   4.8%
-------------------------------------------------------------------
Canada                                                      2.9
-------------------------------------------------------------------
Germany                                                     1.9
-------------------------------------------------------------------
Italy                                                       4.4
-------------------------------------------------------------------
Japan                                                       4.7
-------------------------------------------------------------------
Singapore                                                   0.8
-------------------------------------------------------------------
Spain                                                       4.4
-------------------------------------------------------------------
Sweden                                                      1.7
-------------------------------------------------------------------
Switzerland                                                 4.9
-------------------------------------------------------------------
United Kingdom                                              8.0
-------------------------------------------------------------------
United States                                              79.0
-------------------------------------------------------------------
Other Assets & Liabilities                                -17.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Global Health Fund
(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                       LONG-TERM
                                                                        CAPITAL
                                                                   APPRECIATION.
PERFORMANCE OVERVIEW(2) 5/1/00 - 04/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                        GOLDMAN SACHS HEALTH CARE
                                                   GLOBAL HEALTH FUND             S&P 500 INDEX                   INDEX
                                                   ------------------             -------------         -------------------------
5/01/00                                                  9450.00                    10000.00                    10000.00
                                                         9620.00                     9795.00                    10391.00
                                                        11323.00                    10036.00                    11522.00
                                                        11503.00                     9879.00                    11132.00
                                                        12118.00                    10493.00                    11534.00
                                                        12923.00                     9939.00                    12043.00
10/00                                                   13112.00                     9897.00                    12333.00
                                                        13463.00                     9117.00                    12507.00
                                                        13965.00                     9162.00                    12959.00
                                                        13168.00                     9487.00                    11763.00
                                                        13128.00                     8623.00                    11708.00
                                                        12321.00                     8077.00                    10664.00
                                                        12980.00                     8704.00                    11130.00
                                                        13590.00                     8762.00                    11375.00
                                                        13678.00                     8549.00                    11088.00
                                                        13599.00                     8465.00                    11392.00
                                                        13392.00                     7936.00                    11100.00
                                                        12958.00                     7296.00                    11014.00
10/01                                                   13264.00                     7435.00                    11029.00
                                                        13987.00                     8006.00                    11619.00
                                                        14168.00                     8076.00                    11399.00
                                                        13765.00                     7958.00                    11094.00
                                                        13816.00                     7804.00                    11038.00
                                                        14188.00                     8098.00                    11176.00
                                                        13705.00                     7607.00                    10478.00
                                                        13283.00                     7551.00                    10274.00
                                                        12077.00                     7014.00                     9297.00
                                                        11756.00                     6467.00                     9093.00
                                                        11524.00                     6509.00                     9158.00
                                                        10831.00                     5803.00                     8669.00
10/02                                                   11485.00                     6313.00                     9072.00
                                                        12273.00                     6684.00                     9325.00
                                                        11674.00                     6292.00                     9002.00
                                                        11499.00                     6127.00                     9007.00
                                                        11117.00                     6035.00                     8852.00
                                                        11230.00                     6094.00                     9121.00
                                                        12211.00                     6595.00                     9541.00
                                                        13409.00                     6942.00                     9986.00
                                                        13718.00                     7031.00                    10414.00
                                                        13770.00                     7155.00                    10455.00
                                                        13637.00                     7295.00                    10226.00
                                                        13946.00                     7217.00                    10241.00
10/03                                                   14246.00                     7625.00                    10342.00
                                                        14594.00                     7692.00                    10529.00
                                                        15309.00                     8095.00                    11091.00
                                                        15880.00                     8244.00                    11417.00
                                                        15983.00                     8359.00                    11573.00
                                                        15807.00                     8233.00                    11239.00
                                                        15953.00                     8103.00                    11639.00
                                                        15870.00                     8214.00                    11624.00
                                                        16067.00                     8374.00                    11622.00
                                                        15205.00                     8096.00                    10895.00
                                                        15361.00                     8129.00                    11029.00
                                                        15526.00                     8217.00                    11000.00
10/04                                                   15558.00                     8342.00                    10743.00
                                                        16065.00                     8679.00                    11018.00
                                                        17123.00                     8975.00                    11786.00
                                                        16490.00                     8756.00                    11428.00
                                                        16327.00                     8939.00                    11732.00
                                                        15912.00                     8781.00                    11742.00
4/05                                                    16381.00                     8614.00                    12207.00

    --- GLOBAL HEALTH FUND                     -- GOLDMAN SACHS HEALTH CARE INDEX
        $9,450  starting value                     $10,000 starting value
        $16,381 ending value                       $12,207 ending value
    --- S & P 500 INDEX
        $10,000 starting value
        $8,614  ending value

S & P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.
GOLDMAN SACHS HEALTH CARE INDEX is an unmanaged index designed to measure the performance of companies in the health care sector. Issues in the index include providers of health care related services including long-term care and hospitalization facilities, health care management organizations and continuing care services.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
AVERAGE ANNUAL TOTAL RETURNS(1) (as of 4/30/05)

                   INCEPTION DATE   1 YEAR   SINCE INCEPTION
-----------------------------------------------------------------
Global Health A#      5/1/2000       2.69%       11.63%
-----------------------------------------------------------------
Global Health A##     5/1/2000      -2.99%       10.37%
-----------------------------------------------------------------
Global Health B#      5/1/2000       1.95%       10.82%
-----------------------------------------------------------------
Global Health B##     5/1/2000      -2.89%       10.55%
-----------------------------------------------------------------
Global Health C#      5/1/2000       1.88%       10.80%
-----------------------------------------------------------------
Global Health C##     5/1/2000       0.92%       10.80%
-----------------------------------------------------------------
Global Health Y#      5/1/2000       3.21%       12.26%
-----------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Class B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT TEAM

JOSEPH H. SCHWARTZ, CFA
Senior Vice President, Partner,
Global Industry Analyst

JEAN M. HYNES, CFA
Senior Vice President, Partner,
Global Industry Analyst

ANN C. GALLO
Senior Vice President, Partner,
Global Industry Analyst

KIRK J. MAYER, CFA
Vice President, Global Industry Analyst

ROBERT L. DERESIEWICZ
Vice President, Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Global Health Fund Class A, before sales charge, returned 5.29% for the six-month period ended April 30, 2005. The Fund underperformed the Goldman Sachs Health Index, which returned 13.63%, and the Lipper Health and Biotechnology Mutual Fund Average, which returned 5.98% over the period.

WHY DID THE FUND PERFORM THIS WAY?

The Health Care sector outperformed the broader market over the period. An overweight position Elan was the primary driver of the Fund's underperformance. Elan (-78%) plunged on news that it would pull its promising new multiple sclerosis drug, Tysabri, from the market. This position cost the Fund over 3% in absolute performance and nearly 4% in relative performance for the period. The Elan situation highlighted to the market the risks of drug research, impacting several Pharmaceuticals & Biotechnology holdings such as AtheroGenics and Millennium Pharmaceuticals, the next largest detractors from returns.

The Health Care Providers & Services sub-sector continued its strong trend and was the largest contributor to the Fund's positive absolute returns. Our underweight allocation to the strong-performing sub-sector detracted from relative performance for the period. Among hospitals, we saw some stabilization in fundamentals. This stabilization, combined with attractive valuations, contributed to strong performance in the group this year, after having underperformed the market in 2004 and in three of the past four years. In addition, the ability of managed care companies to maintain firm pricing in the face of declining costs has led to good margins and cash flows.

--------------------------------------------------------------------------------

The top three contributors to absolute Fund returns were Pacificare Health Systems, drug distributor McKesson and pharmaceutical company Schering-Plough.

WHAT IS THE OUTLOOK?

Across all sub-sectors in the Fund, we will continue to seek to accurately assess a company's position within its own lifecycle and to formulate profitable non-consensus investment ideas.

Many pharmaceutical companies are seeing increasing numbers of compounds entering the clinical trials and, importantly, noting lower attrition rates for those compounds that do enter the clinical trials. As companies look to devote more R&D dollars to funding drug pipelines, it will give the market increased confidence about the future revenues of the industry.
The Japanese pharmaceutical industry is particularly attractive, given emerging pipelines. The industry is also likely to see continued consolidation going forward. As companies increase their global reach, drugs that come through their pipelines will have greater ability to capture profits worldwide.

For hospitals, over the next several years, sustained relief from weak admissions, pricing pressure, bad debt expense, supply costs, Medicare reimbursement cuts, and overall competition is unlikely.

Among medical devices companies, several years of strong relative performance for medical technology stocks have left fewer stocks with attractive valuations, though fundamentals remain strong. Over the medium- to long-term, the most attractive area in the medical devices is cardiac, with cardiac rhythm management in particular growing at extraordinary rates.

DIVERSIFICATION BY COUNTRY
as of April 30, 2005

                                                      PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                             NET ASSETS
-------------------------------------------------------------------
Belgium                                                     0.7%
-------------------------------------------------------------------
France                                                      2.3
-------------------------------------------------------------------
Germany                                                     1.9
-------------------------------------------------------------------
Ireland                                                     0.5
-------------------------------------------------------------------
Japan                                                       9.5
-------------------------------------------------------------------
Switzerland                                                 2.6
-------------------------------------------------------------------
United Kingdom                                              4.0
-------------------------------------------------------------------
United States                                              78.4
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Global Leaders Fund
(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                         GROWTH
                                                                         OF
                                                                        CAPITAL.

PERFORMANCE OVERVIEW(2) 9/30/98 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                    GLOBAL LEADERS FUND                  MSCI WORLD INDEX
                                                                    -------------------                  ----------------
9/30/98                                                                    9450.00                           10000.00
10/98                                                                     10697.00                           10906.00
                                                                          11482.00                           11556.00
                                                                          12320.00                           12122.00
                                                                          12932.00                           12389.00
                                                                          12572.00                           12061.00
                                                                          13176.00                           12565.00
                                                                          13478.00                           13062.00
                                                                          13011.00                           12587.00
                                                                          13878.00                           13176.00
                                                                          14072.00                           13138.00
                                                                          13995.00                           13117.00
                                                                          13800.00                           12991.00
10/99                                                                     14697.00                           13668.00
                                                                          15775.00                           14054.00
                                                                          18196.00                           15194.00
                                                                          17481.00                           14325.00
                                                                          19461.00                           14367.00
                                                                          19393.00                           15361.00
                                                                          18472.00                           14713.00
                                                                          17962.00                           14342.00
                                                                          18766.00                           14827.00
                                                                          18135.00                           14411.00
                                                                          19149.00                           14883.00
                                                                          18341.00                           14092.00
10/00                                                                     17287.00                           13858.00
                                                                          16263.00                           13019.00
                                                                          16870.00                           13231.00
                                                                          16870.00                           13488.00
                                                                          15319.00                           12349.00
                                                                          14265.00                           11540.00
                                                                          15370.00                           12397.00
                                                                          15052.00                           12243.00
                                                                          14764.00                           11861.00
                                                                          14395.00                           11704.00
                                                                          13598.00                           11145.00
                                                                          12412.00                           10164.00
10/01                                                                     12781.00                           10360.00
                                                                          13876.00                           10975.00
                                                                          13945.00                           11045.00
                                                                          13487.00                           10711.00
                                                                          13387.00                           10620.00
                                                                          13815.00                           11092.00
                                                                          13347.00                           10720.00
                                                                          13616.00                           10745.00
                                                                          12760.00                           10095.00
                                                                          11674.00                            9245.00
                                                                          11555.00                            9264.00
                                                                          10201.00                            8247.00
10/02                                                                     11167.00                            8857.00
                                                                          12153.00                            9337.00
                                                                          11087.00                            8886.00
                                                                          10838.00                            8617.00
                                                                          10578.00                            8470.00
                                                                          10429.00                            8447.00
                                                                          11595.00                            9201.00
                                                                          12292.00                            9732.00
                                                                          12581.00                            9904.00
                                                                          12891.00                           10108.00
                                                                          13249.00                           10328.00
                                                                          12890.00                           10393.00
10/03                                                                     13906.00                           11011.00
                                                                          14234.00                           11182.00
                                                                          14951.00                           11886.00
                                                                          15528.00                           12080.00
                                                                          16066.00                           12287.00
                                                                          16355.00                           12210.00
                                                                          15727.00                           11967.00
                                                                          15936.00                           12075.00
                                                                          16475.00                           12337.00
                                                                          15180.00                           11937.00
                                                                          15090.00                           11995.00
                                                                          15857.00                           12225.00
10/04                                                                     16424.00                           12527.00
                                                                          17331.00                           13191.00
                                                                          17690.00                           13699.00
                                                                          17023.00                           13393.00
                                                                          16624.00                           13823.00
                                                                          16026.00                           13562.00
4/05                                                                      15816.00                           13274.00

    --- GLOBAL LEADERS FUND                    --- MSCI WORLD INDEX
        $9,450  starting value                     $10,000 starting value
        $15,816 ending value                       $13,274 ending value

MSCI WORLD INDEX is a broad based, unmanaged, market capitalization weighted, total return index that measures the performance of 23 developed country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.
The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 4/30/05)

                    INCEPTION                        SINCE
                      DATE      1 YEAR   5 YEARS   INCEPTION
-----------------------------------------------------------------
Global Leaders A#   9/30/1998    0.57%   -3.05%      8.15%
-----------------------------------------------------------------
Global Leaders A##  9/30/1998   -4.97%   -4.14%      7.22%
-----------------------------------------------------------------
Global Leaders B#   9/30/1998   -0.26%   -3.78%      7.35%
-----------------------------------------------------------------
Global Leaders B##  9/30/1998   -5.25%   -4.16%      7.35%
-----------------------------------------------------------------
Global Leaders C#   9/30/1998   -0.13%   -3.69%      7.42%
-----------------------------------------------------------------
Global Leaders C##  9/30/1998   -1.13%   -3.69%      7.42%
-----------------------------------------------------------------
Global Leaders Y#   9/30/1998    1.17%   -2.51%      8.73%
-----------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT

ANDREW S. OFFIT
Senior Vice President, Partner, Portfolio Manager
JEAN-MARC BERTEAUX
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Global Leaders Fund Class A, before sales charge, returned -3.70% for the six-month period ended April 30, 2005. The Fund underperformed the MSCI World Index benchmark return of 5.97% and the Lipper Global Large Cap Growth Funds Average return of 3.41%.

WHY DID THE FUND PERFORM THIS WAY?

Our emphasis in the Fund is on sector and stock weights; country allocations are a residual of this process. We had several disappointments in the quarter, including one major one. One of our largest holdings, Elan Pharmaceuticals, declined 75% on February 28, costing the Fund over 3.2% in returns. The stock declined because Elan's major drug, Tysabri, an FDA-approved drug for multiple sclerosis, was withdrawn from the market due to a patient death in a follow-up clinical trial. Elan was our greatest contributor to performance in 2004 and we felt strongly that there was over 50% more upside in 2005. The patient death and withdrawal of the drug were both tragic and totally unexpected. True to our process, as soon as Tysabri was withdrawn we sold the position in Elan. As a result, we no longer held the stock in March when it declined another 50% after another patient death occurred.

Though Elan accounted for much of our underperformance, several other stocks hurt returns during the period. Research in Motion (RIM), the maker of the popular Blackberry devices, came under pressure due to an outstanding patent litigation case with intellectual property firm NTP. After much work, we concluded that this ruling would come sooner and have a more negative effect on RIM's stock price than expected. Subsequently, we trimmed our holdings. Fortunately, we did so in early December when the stock was trading around $90. On December 12, the U.S. appeals court ruled against RIM and its stock price fell accordingly. We continue to hold the stock. Alcatel was another negative surprise. Management reported fourth quarter margins well below expectations after our very positive meeting with the CEO in November. As a result, we sold completely the stake in Alcatel.

Several of our largest holdings performed well during the period, including Apple Computer, which is seeing strong iPod and online music sales; and Esprit, which delivered strong quarterly earnings driven by robust margins and strong sales in Asia.

Our sector allocations detracted modestly from performance, as Energy was one of the best performing sectors in the benchmark. As a growth fund, Energy is traditionally not an area of focus for us. In contrast, Consumer Discretionary and Technology, which

--------------------------------------------------------------------------------

are typical growth sectors and ones in which we are overweight, underperformed.

WHAT IS THE OUTLOOK?

As usual, the Fund is positioned for growth. Our overweights in the Consumer Discretionary and Information Technology sectors, some of the strongest areas of growth, are a result of our bottom-up research and stock analysis. An example is AU Optronics, a Taiwanese based company that manufactures TFT-LCD panels for notebook computer monitors and flat screen television sets. We anticipate huge demand for the LCD televisions as prices fall. Our focus will remain on intense bottom-up research, stock and sector selection.
DIVERSIFICATION BY COUNTRY
as of April 30, 2005

                                                      PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                             NET ASSETS
-------------------------------------------------------------------
Canada                                                      4.7%
-------------------------------------------------------------------
Finland                                                     2.3
-------------------------------------------------------------------
France                                                      4.5
-------------------------------------------------------------------
Germany                                                     2.5
-------------------------------------------------------------------
Hong Kong                                                   2.4
-------------------------------------------------------------------
Ireland                                                     0.3
-------------------------------------------------------------------
Italy                                                       0.6
-------------------------------------------------------------------
Japan                                                       4.6
-------------------------------------------------------------------
Luxembourg                                                  0.8
-------------------------------------------------------------------
Mexico                                                      1.3
-------------------------------------------------------------------
Netherlands                                                 3.9
-------------------------------------------------------------------
South Korea                                                 2.1
-------------------------------------------------------------------
Spain                                                       0.9
-------------------------------------------------------------------
Sweden                                                      1.3
-------------------------------------------------------------------
Switzerland                                                 5.8
-------------------------------------------------------------------
Taiwan                                                      5.1
-------------------------------------------------------------------
United Kingdom                                             13.4
-------------------------------------------------------------------
United States                                              57.0
-------------------------------------------------------------------
Other Assets & Liabilities                                -13.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             2.5%
-------------------------------------------------------------------
Consumer Cyclical                                           7.1
-------------------------------------------------------------------
Consumer Staples                                            9.6
-------------------------------------------------------------------
Energy                                                      5.1
-------------------------------------------------------------------
Finance                                                    31.2
-------------------------------------------------------------------
Health Care                                                18.4
-------------------------------------------------------------------
Services                                                   13.7
-------------------------------------------------------------------
Technology                                                 24.5
-------------------------------------------------------------------
Transportation                                              1.4
-------------------------------------------------------------------
Other Assets & Liabilities                                -13.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Global Technology Fund

(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                       LONG-TERM
                                                                         CAPITAL
                                                                   APPRECIATION.
PERFORMANCE OVERVIEW(2) 5/1/00 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                            GOLDMAN SACHS TECHNOLOGY
                                                 GLOBAL TECHNOLOGY FUND          COMPOSITE INDEX             S & P 500 INDEX
                                                 ----------------------     ------------------------         ---------------
5/1/00                                                   9450.00                    10000.00                    10000.00
                                                         8512.00                     8880.00                     9795.00
                                                         9812.00                     9972.00                    10036.00
                                                         9180.00                     9508.00                     9879.00
                                                        10425.00                    10744.00                    10493.00
                                                         8929.00                     9004.00                     9939.00
10/00                                                    8102.00                     8324.00                     9897.00
                                                         6146.00                     6418.00                     9117.00
                                                         5930.00                     5868.00                     9162.00
                                                         6868.00                     6831.00                     9487.00
                                                         5367.00                     4937.00                     8623.00
                                                         4626.00                     4251.00                     8077.00
                                                         5479.00                     5063.00                     8704.00
                                                         5217.00                     4862.00                     8762.00
                                                         5301.00                     4874.00                     8549.00
                                                         4954.00                     4527.00                     8465.00
                                                         4194.00                     3938.00                     7936.00
                                                         3265.00                     3141.00                     7296.00
10/01                                                    3762.00                     3646.00                     7435.00
                                                         4429.00                     4267.00                     8006.00
                                                         4588.00                     4192.00                     8076.00
                                                         4541.00                     4187.00                     7958.00
                                                         3978.00                     3628.00                     7804.00
                                                         4279.00                     3886.00                     8098.00
                                                         3763.00                     3410.00                     7607.00
                                                         3547.00                     3271.00                     7551.00
                                                         3181.00                     2808.00                     7014.00
                                                         2862.00                     2524.00                     6467.00
                                                         2824.00                     2492.00                     6509.00
                                                         2308.00                     2047.00                     5803.00
10/02                                                    2796.00                     2494.00                     6313.00
                                                         3284.00                     2930.00                     6684.00
                                                         2824.00                     2504.00                     6292.00
                                                         2871.00                     2481.00                     6127.00
                                                         2862.00                     2519.00                     6035.00
                                                         2852.00                     2491.00                     6094.00
                                                         3162.00                     2751.00                     6595.00
                                                         3509.00                     3058.00                     6942.00
                                                         3547.00                     3050.00                     7031.00
                                                         3744.00                     3225.00                     7155.00
                                                         3988.00                     3448.00                     7295.00
                                                         3941.00                     3398.00                     7217.00
10/03                                                    4391.00                     3730.00                     7625.00
                                                         4476.00                     3802.00                     7692.00
                                                         4523.00                     3860.00                     8095.00
                                                         4701.00                     4042.00                     8244.00
                                                         4645.00                     3927.00                     8359.00
                                                         4513.00                     3819.00                     8233.00
                                                         4204.00                     3596.00                     8103.00
                                                         4485.00                     3796.00                     8214.00
                                                         4579.00                     3889.00                     8374.00
                                                         4063.00                     3521.00                     8096.00
                                                         3791.00                     3345.00                     8129.00
                                                         3960.00                     3461.00                     8217.00
10/04                                                    4147.00                     3645.00                     8342.00
                                                         4401.00                     3850.00                     8679.00
                                                         4532.00                     3973.00                     8975.00
                                                         4269.00                     3710.00                     8756.00
                                                         4269.00                     3718.00                     8939.00
                                                         4081.00                     3628.00                     8781.00
4/05                                                     4016.00                     3442.00                     8614.00

    --- GLOBAL TECHNOLOGY FUND             --- GOLDMAN SACHS TECHNOLOGY COMPOSITE INDEX
        $9,450 starting value                  $10,000 starting value
        $4,016 ending value                    $3,442  ending value
    -- S & P 500 INDEX
        $10,000 starting value
        $8,614  ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.
GOLDMAN SACHS TECHNOLOGY COMPOSITE INDEX is an unmanaged index designed to measure performance of companies in the technology sector. Issues in the index include producers of sophisticated devices, services and software related to the fields of computers, electronics, networking and Internet services.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 4/30/05)

                 INCEPTION DATE   1 YEAR    SINCE INCEPTION
----------------------------------------------------------------
Global Tech A#      5/1/2000       -4.46%       -15.73%
----------------------------------------------------------------
Global Tech A##     5/1/2000       -9.70%       -16.68%
----------------------------------------------------------------
Global Tech B#      5/1/2000       -5.29%       -16.37%
----------------------------------------------------------------
Global Tech B##     5/1/2000      -10.02%       -16.70%
----------------------------------------------------------------
Global Tech C#      5/1/2000       -5.29%       -16.37%
----------------------------------------------------------------
Global Tech C##     5/1/2000       -6.23%       -16.37%
----------------------------------------------------------------
Global Tech Y#      5/1/2000       -4.17%       -15.38%
----------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT TEAM

SCOTT E. SIMPSON
Senior Vice President, Partner,
Global Industry Analyst

JOHN F. AVERILL, CFA
Senior Vice President, Partner, Global Industry Analyst

ERIC STROMQUIST
Senior Vice President, Partner, Global Industry Analyst

BRUCE L. GLAZER
Senior Vice President, Partner, Global Industry Analyst

ANITA M. KILLIAN, CFA
Vice President, Global Industry Analyst

VIKRAM MURTHY
Vice President, Global Industry Analyst

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Global Technology Fund Class A, before sales charge, returned -3.17% for the six-month period ended April 30, 2005. The Fund outperformed the Goldman Sachs Technology Index, which returned -5.56%, and the Lipper Science and Technology Mutual Fund Average, which returned -4.60% over the period.

WHY DID THE FUND PERFORM THIS WAY?

Though the sector posted good returns for the first two months of the period, disappointing earnings forecasts from a number of companies combined with increasing oil prices, rising inflation and a slowing global economy evident in early 2005 drove Technology down for the six-months ended April 30, 2005.

Security selection in Communications Equipment was a primary driver of Fund outperformance relative to the Goldman Sachs Technology Composite Index. Sales of cellular phones continue to benefit from robust growth in emerging markets and a very healthy upgrade market as consumers continue to be enamored with the newest offerings. Nokia is a significant beneficiary of this trend and was a top contributor to absolute and benchmark-relative returns during the period.

Overall, our allocation decisions contributed positively to relative performance. Our underweight to Internet Retail, overweight to Internet Software & Service and underweight to Computers & Peripherals were additive.

Our allocation to and stock selection among Semiconductors & Semiconductor Equipment detracted from relative performance.

--------------------------------------------------------------------------------

The sub-sector was also the largest detractor from absolute Fund returns during the period. Semiconductor shares were lackluster, reflecting the fact that 2005 will likely be a slow growth year for semiconductors.

The top three contributors to absolute Fund performance were Corning (Communications Equipment), Dell (Computers & Peripherals) and CheckFree (IT Services). We no longer held Dell and CheckFree as of the end of the period. The bottom three contributors to absolute Fund performance were Cisco Systems (Communications Equipment), Analog Devices (Semiconductors & Semiconductor Equipment) and Flextronics International (Electronic Equipment & Instruments).

WHAT IS THE OUTLOOK?

We continue to see strong prospects for the sector, with value opportunities in the traditional technology sectors (i.e. hardware and semiconductors) and tremendous growth opportunities in the less mature sectors. Although still not cheap after the recent corrections, Internet stocks continue to offer considerable growth within the sector. We are also very enthusiastic about the video game cycle.

We expect it to be a slow growth year for semiconductors at least through the next quarter, as inventories are never restocked immediately after being disgorged. Consumer software is favorable with newer products entering the market. Select companies will continue to benefit from strength in wireless as well.

DIVERSIFICATION BY COUNTRY
as of April 30, 2005

                                                      PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                             NET ASSETS
-------------------------------------------------------------------
Bermuda                                                     1.1%
-------------------------------------------------------------------
Finland                                                     5.0
-------------------------------------------------------------------
Japan                                                       1.0
-------------------------------------------------------------------
Netherlands                                                 0.9
-------------------------------------------------------------------
Singapore                                                   1.6
-------------------------------------------------------------------
Taiwan                                                      3.3
-------------------------------------------------------------------
United States                                              87.0
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Growth Allocation Fund
(advised by Hartford Investment Financial Services, LLC)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                       LONG-TERM
                                                                         CAPITAL
                                                                   APPRECIATION.
PERFORMANCE OVERVIEW(2) 5/28/04 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                          LEHMAN BROTHERS U.S.
                                                 GROWTH ALLOCATION FUND           S&P 500 INDEX           AGGREGATE BOND INDEX
                                                 ----------------------           -------------           --------------------
5/28/04                                                  9450.00                    10000.00                    10000.00
6/04                                                     9611.00                    10194.00                    10057.00
7/04                                                     9337.00                     9857.00                    10157.00
8/04                                                     9346.00                     9896.00                    10351.00
9/04                                                     9601.00                    10003.00                    10379.00
10/04                                                    9790.00                    10156.00                    10466.00
11/04                                                   10178.00                    10566.00                    10382.00
12/04                                                   10494.00                    10925.00                    10477.00
1/05                                                    10238.00                    10659.00                    10543.00
2/05                                                    10409.00                    10883.00                    10481.00
3/05                                                    10200.00                    10690.00                    10428.00
4/05                                                    10020.00                    10487.00                    10569.00

    --- GROWTH ALLOCATION FUND     -- LEHMAN BROTHERS U.S. AGGREGATE  --- S&P 500 INDEX
        $9,450  starting value         BOND INDEX                         $10,000 starting value
        $10,020 ending value           $10,000 starting value             $10,487 ending value
                                       $10,569 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Index and Commercial Mortgage-Backed Securities Index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 4/30/05)

                       INCEPTION     SINCE
                         DATE      INCEPTION
-------------------------------------------------
Growth Allocation A#   5/28/2004     6.02%
-------------------------------------------------
Growth Allocation A##  5/28/2004     0.21%
-------------------------------------------------
Growth Allocation B#   5/28/2004     5.44%
-------------------------------------------------
Growth Allocation B##  5/28/2004     0.44%
-------------------------------------------------
Growth Allocation C#   5/28/2004     5.44%
-------------------------------------------------
Growth Allocation C##  5/28/2004     4.44%
-------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B and C shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

WILLIAM DAVISON, CFA
Senior Vice President

CHRISTOPHER HANLON, CFA
Senior Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the six-month period ended April 30, 2005, The Hartford Growth Allocation Fund Class A had a total return, before sales charge, of 2.34%, versus the return of 3.02% for the Lipper peer group and 3.28% for the S&P 500 Index and 0.98% for the Lehman Brothers U.S. Aggregate Bond Index.

WHY DID THE FUND PERFORM THIS WAY?

Within the S&P 500, health services was the top performer, followed by energy minerals and utilities. The equity component of the Fund is structured around five equity indices. For the six month period, the MSCI EAFE was the top performer (up 8.95%), followed by the S&P Midcap 400 (up 5.68%), S&P 500/ Barra Value (up 3.51%), S&P 500/Barra Growth (up 3.03%), and Russell 2000 (down 0.15%). The Fund continued to benefit from value within its large cap equity allocations. The Fund also continued to benefit, relative to the benchmark, from its allocations within the international and mid-cap sectors. These sectors are not represented in the S&P 500. The Fund overall underperformed the benchmark as several of the underlying funds underperformed their benchmarks. However, we maintain conviction in our index level allocations.

Yields rose during the quarter, with the ten-year Treasury note yield rising 18 basis points to 4.20% and the five-year Treasury note yield rising 62 basis points to 3.90%. The yield curve flattened, however, as the yield on the 30 year Treasury declined by 38 basis points. Within the major sectors of the Lehman Brothers U.S. Aggregate Index, mortgage-backed securities were the top performer, while asset-backed securities were the worst. The fixed income component of the Fund is structured around three fixed income indices. For the quarter, the Lehman U.S. TIPS Index was the top performer (up 3.10%), followed by the Lehman Brothers U.S. Aggregate Index (up 0.98%), and Lehman Brothers 1-3 Year Government Index (up 0.05%). The Fund benefited, relative to the Index, from its allocation to the Treasury Inflation Protected Securities (TIPS). The Fund's benchmark does not have an allocation to TIPS securities.

WHAT IS THE OUTLOOK?

The momentum in the economy appears to have weakened somewhat in the last month, but consumer spending and business investments continue to fuel the economic expansion. Headline inflation has increased as energy and commodity prices remain high, but core measures remain at modest levels. We expect the Federal Open Market Committee to continue on its path of

--------------------------------------------------------------------------------

gradually raising interest rates. Looking forward, there are signs that rising energy costs may slow mid year economic growth. The magnitude of the inflationary pressures from commodity price increases is the key issue in the months ahead.
The consumer sector is still contributing to economic growth as personal income and personal spending increased at a strong pace. Consumer confidence measures have slipped somewhat but remain elevated. We do not expect a significant slowdown in the consumer segment if job growth continues and the housing market remains firm. Record high gas prices, though, are the primary risk. The business sector is healthy with 4th quarter corporate revenues and profits up 13% and 20% year over respectively. Business investment has been strong, particularly in capital goods. Industrial and manufacturing statistics remain relatively firm, indicating that the current business environment is favorable. Business confidence surveys have receded from high levels, but business leaders remain optimistic.

The U.S. current account deficit is still a major long-term concern as it reached a record $ 665.9 billion, or 5.7% of GDP. A reversal of the deficit seems unlikely in the medium term given the recent strength of the U.S. dollar, high energy prices, and low economic growth in Europe and Japan.

COMPOSITION BY UNDERLYING FUND
as of April 30, 2005

                                                      PERCENTAGE OF
FUND NAME                                              NET ASSETS
-------------------------------------------------------------------
Hartford Capital Appreciation Fund, Class Y                10.9%
-------------------------------------------------------------------
Hartford Disciplined Equity Fund, Class Y                   8.9
-------------------------------------------------------------------
Hartford Dividend and Growth Fund, Class Y                  3.9
-------------------------------------------------------------------
Hartford Global Leaders Fund, Class Y                       5.0
-------------------------------------------------------------------
Hartford Growth Fund, Class Y                               4.9
-------------------------------------------------------------------
Hartford Inflation Plus Fund, Class Y                       6.9
-------------------------------------------------------------------
Hartford International Capital Appreciation Fund,
  Class Y                                                   7.9
-------------------------------------------------------------------
Hartford International Small Company Fund, Class Y          2.9
-------------------------------------------------------------------
Hartford MidCap Value Fund, Class Y                         2.9
-------------------------------------------------------------------
Hartford Short Duration Fund, Class Y                       3.0
-------------------------------------------------------------------
Hartford Small Company Fund, Class Y                        5.9
-------------------------------------------------------------------
Hartford SmallCap Growth Fund, Class Y                      6.9
-------------------------------------------------------------------
Hartford Total Return Bond Fund, Class Y                    6.9
-------------------------------------------------------------------
Hartford U.S. Government Securities Fund, Class Y           2.9
-------------------------------------------------------------------
Hartford Value Fund, Class Y                                9.9
-------------------------------------------------------------------
Hartford Value Opportunities Fund, Class Y                  8.9
-------------------------------------------------------------------
Other Assets & Liabilities                                  1.4
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Growth Fund

(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                       LONG-TERM
                                                                         CAPITAL
                                                                   APPRECIATION.

PERFORMANCE OVERVIEW(1,3) 04/30/95 - 04/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge
(LINE GRAPH)

                                                                        GROWTH FUND                 RUSSELL 1000 GROWTH INDEX
                                                                        -----------                 -------------------------
4/30/95                                                                    9450.00                           10000.00
                                                                           9741.00                           10349.00
                                                                          10442.00                           10748.00
                                                                          10983.00                           11196.00
                                                                          11051.00                           11208.00
                                                                          11064.00                           11725.00
10/95                                                                     10808.00                           11733.00
                                                                          11163.00                           12189.00
                                                                          10707.00                           12259.00
                                                                          11015.00                           12668.00
                                                                          11250.00                           12900.00
                                                                          11381.00                           12917.00
                                                                          11673.00                           13256.00
                                                                          11991.00                           13719.00
                                                                          11923.00                           13738.00
                                                                          11198.00                           12933.00
                                                                          11422.00                           13267.00
                                                                          12320.00                           14233.00
10/96                                                                     12445.00                           14318.00
                                                                          13118.00                           15393.00
                                                                          12695.00                           15092.00
                                                                          13266.00                           16150.00
                                                                          12960.00                           16040.00
                                                                          12277.00                           15172.00
                                                                          12736.00                           16180.00
                                                                          13942.00                           17348.00
                                                                          14483.00                           18042.00
                                                                          15801.00                           19636.00
                                                                          15372.00                           18488.00
                                                                          16089.00                           19397.00
10/97                                                                     15595.00                           18680.00
                                                                          15489.00                           19474.00
                                                                          15716.00                           19692.00
                                                                          15905.00                           20280.00
                                                                          17042.00                           21805.00
                                                                          17985.00                           22676.00
                                                                          18047.00                           22988.00
                                                                          17754.00                           22336.00
                                                                          18787.00                           23702.00
                                                                          18466.00                           23546.00
                                                                          15612.00                           20012.00
                                                                          16700.00                           21549.00
10/98                                                                     17533.00                           23281.00
                                                                          18553.00                           25053.00
                                                                          20374.00                           27313.00
                                                                          21346.00                           28916.00
                                                                          20553.00                           27594.00
                                                                          21610.00                           29049.00
                                                                          21931.00                           29086.00
                                                                          21478.00                           28194.00
                                                                          22459.00                           30167.00
                                                                          22091.00                           29208.00
                                                                          21525.00                           29684.00
                                                                          21138.00                           29060.00
10/99                                                                     22592.00                           31255.00
                                                                          23713.00                           32942.00
                                                                          27438.00                           36368.00
                                                                          26539.00                           34663.00
                                                                          29342.00                           36358.00
                                                                          29162.00                           38961.00
                                                                          26647.00                           37106.00
                                                                          25833.00                           35236.00
                                                                          26803.00                           37907.00
                                                                          26384.00                           36326.00
                                                                          28563.00                           39614.00
                                                                          28180.00                           35866.00
10/00                                                                     27054.00                           34170.00
                                                                          24534.00                           29133.00
                                                                          26080.00                           28213.00
                                                                          24889.00                           30162.00
                                                                          23726.00                           25041.00
                                                                          22180.00                           22316.00
                                                                          24790.00                           25139.00
                                                                          24860.00                           24770.00
                                                                          24095.00                           24195.00
                                                                          23357.00                           23590.00
                                                                          21400.00                           21660.00
                                                                          19514.00                           19499.00
10/01                                                                     20181.00                           20522.00
                                                                          22059.00                           22495.00
                                                                          22272.00                           22452.00
                                                                          21605.00                           22054.00
                                                                          20995.00                           21139.00
                                                                          21634.00                           21871.00
                                                                          19903.00                           20086.00
                                                                          19491.00                           19600.00
                                                                          17718.00                           17787.00
                                                                          16541.00                           16809.00
                                                                          16754.00                           16859.00
                                                                          15420.00                           15111.00
10/02                                                                     16881.00                           16496.00
                                                                          17846.00                           17392.00
                                                                          16754.00                           16190.00
                                                                          16385.00                           15797.00
                                                                          16101.00                           15724.00
                                                                          16640.00                           16017.00
                                                                          18044.00                           17200.00
                                                                          18924.00                           18059.00
                                                                          19364.00                           18308.00
                                                                          19676.00                           18764.00
                                                                          20087.00                           19231.00
                                                                          20030.00                           19025.00
10/03                                                                     21548.00                           20094.00
                                                                          21832.00                           20305.00
                                                                          22215.00                           21008.00
                                                                          22939.00                           21436.00
                                                                          23194.00                           21573.00
                                                                          23095.00                           21172.00
                                                                          22797.00                           20926.00
                                                                          23747.00                           21316.00
                                                                          24244.00                           21582.00
                                                                          22400.00                           20363.00
                                                                          21860.00                           20263.00
                                                                          22797.00                           20455.00
10/04                                                                     22967.00                           20775.00
                                                                          23790.00                           21489.00
                                                                          24825.00                           22332.00
                                                                          23761.00                           21588.00
                                                                          23478.00                           21817.00
                                                                          22924.00                           21420.00
4/05                                                                      22783.00                           21013.00

    --- GROWTH FUND                            --- RUSSELL 1000 GROWTH INDEX
        $9,450  starting value                     $10,000 starting value
        $22,783 ending value                       $21,013 ending value

RUSSELL 1000 GROWTH INDEX is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGEMENT

ANDREW J. SHILLING, CFA
Senior Vice President, Partner, Portfolio Manager

JOHN A. BOSELLI, CFA
Senior Vice President, Partner

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 4/30/05)

            INCEPTION                                  SINCE
               DATE      1 YEAR   5 YEAR   10 YEAR   INCEPTION
-------------------------------------------------------------------
Growth A#     6/8/1949   -0.06%   -3.09%    9.20%     11.03%
-------------------------------------------------------------------
Growth A##    6/8/1949   -5.58%   -4.17%    8.58%     10.92%
-------------------------------------------------------------------
Growth B#   11/14/1994   -0.76%   -3.77%    NA*        NA*
-------------------------------------------------------------------
Growth B##  11/14/1994   -5.72%   -4.09%    NA*        NA*
-------------------------------------------------------------------
Growth C#   11/14/1994   -0.69%   -3.75%     NA        8.28%
-------------------------------------------------------------------
Growth C##  11/14/1994   -1.69%   -3.75%     NA        8.28%
-------------------------------------------------------------------
Growth H#   11/14/1994   -0.48%   -3.65%    NA*        NA*
-------------------------------------------------------------------
Growth H##  11/14/1994   -4.46%   -3.97%    NA*        NA*
-------------------------------------------------------------------
Growth L#     6/8/1949    0.25%   -2.92%    9.29%     11.07%
-------------------------------------------------------------------
Growth L##    6/8/1949   -4.54%   -3.86%    8.76%     10.97%
-------------------------------------------------------------------
Growth M#   11/14/1994   -0.48%   -3.65%    NA*        NA*
-------------------------------------------------------------------
Growth M##  11/14/1994   -4.46%   -3.97%    NA*        NA*
-------------------------------------------------------------------
Growth N#   11/14/1994   -0.48%   -3.65%     NA        8.34%
-------------------------------------------------------------------
Growth N##  11/14/1994   -1.48%   -3.65%     NA        8.34%
-------------------------------------------------------------------
Growth Y#    2/19/2002    0.55%     NA       NA        2.85%
-------------------------------------------------------------------

  # Without sales charge
 ## With sales charge
NA Not Applicable
  * 10 year and inception returns are not applicable for Classes
    B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) New Classes A, B and C were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Classes L, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Classes A, B and C shares expenses were applied during that period.
(2) The initial investment in Classes A and L shares reflects the maximum sales charge and Classes B, C, H, M and N reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, H, L, M, N and Y shares will vary from the results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Growth Fund Class A, before sales charge, returned -0.80% for the six-month period ending April 30, 2005, lagging the 1.14% return of the Russell 1000 Growth Index, the Fund's benchmark, and the 0.93% return of the Lipper Large Cap Growth Funds Average.

WHY DID THE FUND PERFORM THIS WAY?

Stock selection detracted only 17 basis points for the period, with strong selections Financials and Industrials offset by poor selection in Health Care and Consumer Discretionary. Financials were helped by mortgage originator Countrywide Financial, which rose on strong earnings driven by a mix shift into more profitable adjustable rate mortgages as well as a favorable interest rate environment. The Fund also benefited by avoiding positions in Fannie Mae and American International Group, which fell during the period. Industrials strength was powered by an overweight in General Electric, which rose during the period. Search firm Google, videogame maker Electronic Arts, and pharmaceutical company AstraZeneca rounded out the list of top contributors.

The Health Care and Consumer Discretionary sectors had the weakest stock selection results. Poor selection in Health Care was the result of a position in biotechnology firm Elan, which withdrew its much-heralded Tysabri treatment for multiple sclerosis after two patients died from its use in combination with Biogen Idec's drug Avonex. We eliminated our position in Elan during the period. Within the Consumer Discretionary sector, results were hurt by holdings in eBay, Petsmart, and XM Satellite Radio. eBay fell on concerns of slowing growth in the U.S. and forecasts of lower margins. Nevertheless, we remain confident in the outlook for this stock and view the company's planned expenditures in China and on PayPal as important investments in future growth drivers. Petsmart moved lower in part due to confusing fourth quarter earnings and reduced guidance for 2005. We retain the position as expected earnings growth remains attractive. XM Satellite fell on investor concerns about turnover

--------------------------------------------------------------------------------

among subscribers, despite announcing first quarter results that were generally above expectations. We maintain our position in the stock due to the potential for continued growth in the satellite radio space and XM Satellite's lead in subscribers over rival Sirius. Other stocks that hampered results during the period included printer manufacturer Lexmark and wireless email device company Research In Motion.

Overall sector allocation decisions detracted from Fund performance during the period. Our decisions to underweight the strong Consumer Staples and Health Care sectors were the main sources of negative allocation.

WHAT IS YOUR OUTLOOK?

We expect economic expansion during the remainder of 2005, but we are preparing for a deceleration from recent growth rates. This period will not feel as good as the recovery we have experienced over the past two years, and we expect the main engine of growth during that time, the U.S. consumer, may have trouble keeping pace. We expect the commercial and industrial side of the economy to pick up the slack.
Our investment approach is very much a "bottom-up" process; we pick stocks one at a time based upon the attractiveness of each company's valuation and fundamentals. At the end of the period we held overweight positions in the pro-cyclical sectors of Industrials, Technology, and Consumer Discretionary in recognition of our expectation for continued economic expansion. We are currently underweight the Consumer Staples, Health Care, and Materials sectors. Within all sectors we continue to emphasize "sustainable growth" companies that are competitively-advantaged and gaining market share.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Capital Goods                                               3.3%
-------------------------------------------------------------------
Consumer Cyclical                                           9.9
-------------------------------------------------------------------
Consumer Staples                                            1.5
-------------------------------------------------------------------
Energy                                                      4.2
-------------------------------------------------------------------
Finance                                                    23.8
-------------------------------------------------------------------
Health Care                                                19.7
-------------------------------------------------------------------
Services                                                   13.8
-------------------------------------------------------------------
Technology                                                 32.7
-------------------------------------------------------------------
Other Assets & Liabilities                                 -8.9
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Growth Opportunities Fund
(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                         SHORT-
                                                                         AND
                                                                       LONG-TERM
                                                                         CAPITAL
                                                                   APPRECIATION.

PERFORMANCE OVERVIEW(1,3) 04/30/95 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge
(LINE GRAPH)

                                                                 GROWTH OPPORTUNITIES FUND          RUSSELL 3000 GROWTH INDEX
                                                                 -------------------------          -------------------------
4/30/95                                                                    9450.00                           10000.00
                                                                           9893.00                           10328.00
                                                                          10817.00                           10757.00
                                                                          11513.00                           11243.00
                                                                          11655.00                           11269.00
                                                                          12030.00                           11758.00
10/95                                                                     11620.00                           11705.00
                                                                          11798.00                           12166.00
                                                                          11438.00                           12256.00
                                                                          11653.00                           12614.00
                                                                          12167.00                           12879.00
                                                                          12084.00                           12919.00
                                                                          12688.00                           13324.00
                                                                          13039.00                           13813.00
                                                                          12820.00                           13733.00
                                                                          11665.00                           12838.00
                                                                          12133.00                           13229.00
                                                                          13243.00                           14163.00
10/96                                                                     13288.00                           14179.00
                                                                          13918.00                           15179.00
                                                                          13403.00                           14937.00
                                                                          14076.00                           15919.00
                                                                          13291.00                           15731.00
                                                                          12366.00                           14856.00
                                                                          12486.00                           15742.00
                                                                          13873.00                           16977.00
                                                                          14447.00                           17648.00
                                                                          15909.00                           19146.00
                                                                          15409.00                           18183.00
                                                                          16227.00                           19136.00
10/97                                                                     15512.00                           18382.00
                                                                          15384.00                           19036.00
                                                                          15244.00                           19231.00
                                                                          15013.00                           19725.00
                                                                          16350.00                           21232.00
                                                                          17183.00                           22083.00
                                                                          17289.00                           22372.00
                                                                          16873.00                           21645.00
                                                                          17775.00                           22873.00
                                                                          16882.00                           22566.00
                                                                          13778.00                           19030.00
                                                                          14856.00                           20528.00
10/98                                                                     15554.00                           22133.00
                                                                          16142.00                           23819.00
                                                                          18137.00                           25968.00
                                                                          18700.00                           27466.00
                                                                          17254.00                           26118.00
                                                                          18162.00                           27463.00
                                                                          18174.00                           27663.00
                                                                          17692.00                           26880.00
                                                                          18982.00                           28727.00
                                                                          18944.00                           27816.00
                                                                          19276.00                           28161.00
                                                                          19364.00                           27646.00
10/99                                                                     20761.00                           29637.00
                                                                          23172.00                           31338.00
                                                                          27870.00                           34750.00
                                                                          27499.00                           33214.00
                                                                          35581.00                           35290.00
                                                                          32267.00                           37288.00
                                                                          29516.00                           35371.00
                                                                          27708.00                           33500.00
                                                                          31919.00                           36157.00
                                                                          30914.00                           34537.00
                                                                          35118.00                           37697.00
                                                                          35149.00                           34244.00
10/00                                                                     32097.00                           32542.00
                                                                          25928.00                           27670.00
                                                                          28838.00                           26959.00
                                                                          28328.00                           28844.00
                                                                          24678.00                           24012.00
                                                                          21938.00                           21431.00
                                                                          24008.00                           24136.00
                                                                          23798.00                           23848.00
                                                                          23748.00                           23388.00
                                                                          23188.00                           22705.00
                                                                          21618.00                           20877.00
                                                                          18279.00                           18706.00
10/01                                                                     19209.00                           19739.00
                                                                          21138.00                           21618.00
                                                                          21886.00                           21668.00
                                                                          21653.00                           21258.00
                                                                          20350.00                           20342.00
                                                                          21421.00                           21115.00
                                                                          20360.00                           19478.00
                                                                          20097.00                           18958.00
                                                                          17844.00                           17214.00
                                                                          16096.00                           16150.00
                                                                          15712.00                           16196.00
                                                                          14459.00                           14547.00
10/02                                                                     15470.00                           15843.00
                                                                          16874.00                           16748.00
                                                                          15662.00                           15590.00
                                                                          15449.00                           15208.00
                                                                          15237.00                           15117.00
                                                                          15662.00                           15395.00
                                                                          17086.00                           16553.00
                                                                          18410.00                           17445.00
                                                                          18945.00                           17691.00
                                                                          19127.00                           18194.00
                                                                          19986.00                           18683.00
                                                                          19724.00                           18463.00
10/03                                                                     21472.00                           19541.00
                                                                          22189.00                           19777.00
                                                                          22492.00                           20416.00
                                                                          23179.00                           20881.00
                                                                          23513.00                           21000.00
                                                                          23684.00                           20647.00
                                                                          22977.00                           20346.00
                                                                          23856.00                           20726.00
                                                                          24553.00                           21018.00
                                                                          22472.00                           19772.00
                                                                          22169.00                           19648.00
                                                                          23361.00                           19905.00
10/04                                                                     23735.00                           20229.00
                                                                          24856.00                           21010.00
                                                                          26120.00                           21827.00
                                                                          25200.00                           21077.00
                                                                          24978.00                           21306.00
                                                                          24513.00                           20882.00
4/05                                                                      23876.00                           20406.00

    --- GROWTH OPPORTUNITIES FUND              --- RUSSELL 3000 GROWTH INDEX
        $9,450  starting value                     $10,000 starting value
        $23,876 ending value                       $20,406 ending value

RUSSELL 3000 GROWTH INDEX is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGER

MICHAEL T. CARMEN, CFA
Senior Vice President, Partner, Portfolio Manager

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 4/30/05)

                INCEPTION      1        5       10       SINCE
                   DATE       YEAR     YEAR    YEAR    INCEPTION
---------------------------------------------------------------------
Growth Opp A#    3/31/1963    3.91%   -4.15%   9.71%    12.62%
---------------------------------------------------------------------
Growth Opp A##   3/31/1963   -1.79%   -5.23%   9.09%    12.47%
---------------------------------------------------------------------
Growth Opp B#   11/14/1994    3.22%   -4.80%    NA*      NA*
---------------------------------------------------------------------
Growth Opp B##  11/14/1994   -1.78%   -5.09%    NA*      NA*
---------------------------------------------------------------------
Growth Opp C#   11/14/1994    3.22%   -4.81%    NA       8.85%
---------------------------------------------------------------------
Growth Opp C##  11/14/1994    2.22%   -4.81%    NA       8.85%
---------------------------------------------------------------------
Growth Opp H#   11/14/1994    3.50%   -4.67%    NA*      NA*
---------------------------------------------------------------------
Growth Opp H##  11/14/1994   -0.50%   -4.95%    NA*      NA*
---------------------------------------------------------------------
Growth Opp L#    3/31/1963    4.32%   -3.95%   9.83%    12.65%
---------------------------------------------------------------------
Growth Opp L##   3/31/1963   -0.62%   -4.88%   9.29%    12.52%
---------------------------------------------------------------------
Growth Opp M#   11/14/1994    3.51%   -4.66%    NA*      NA*
---------------------------------------------------------------------
Growth Opp M##  11/14/1994   -0.49%   -4.95%    NA*      NA*
---------------------------------------------------------------------
Growth Opp N#   11/14/1994    3.51%   -4.67%    NA       8.93%
---------------------------------------------------------------------
Growth Opp N##  11/14/1994    2.51%   -4.67%    NA       8.93%
---------------------------------------------------------------------
Growth Opp Y#    2/19/2002    4.52%     NA      NA       5.37%
---------------------------------------------------------------------
Growth Opp Z#     3/1/1996    4.54%   -3.68%    NA       8.28%
---------------------------------------------------------------------

  # Without sales charge
 ## With sales charge
NA Not Applicable
  * 10 year and inception returns are not applicable for Classes
    B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) New Classes A, B and C were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Classes L, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Classes A, B and C shares expenses were applied during that period.
(2) The initial investment in Classes A and L shares reflects the maximum sales charge and Classes B, C, H, M and N reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, H, L, M, N, Y and Z shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Growth Opportunities Fund Class A, before sales charge, returned 0.60% for the six-month period ended April 30, 2005. The Fund's return slightly lagged the 0.87% return of the Russell 3000 Growth Index and the 0.95% return of the Lipper Multi-Cap Growth Mutual Fund Average for the same period.

WHY DID THE FUND PERFORM THIS WAY?

Stock selection netted out to a flat contribution for the period, but results varied widely. The Consumer Discretionary, Materials, and Technology sectors posted the best selection results. In Consumer Discretionary, Sirius Satellite responded strongly to the announcement of "Shock Jock" Howard Stern joining as an on air personality in 2006 and the appointment of long-time radio executive Mel Karmazin as CEO in the fourth quarter. The Materials sector benefited from a position in building materials producer Rinker, which rose on continued positive construction trends and the company's ability to pass on higher energy costs to its customers. In Technology, Network Appliance rose sharply on solid revenue and earnings growth as well as rising expectations for continued strong storage demand. Airline Gol Linhas and consumer products company Jarden rounded out the top contributors.

Stock selection was weaker in the Health Care and Industrials sectors. Biotechnology company Elan tumbled over 70% in one day on the news that their key multiple sclerosis drug, Tysabri, potentially caused a fatal brain ailment in two patients in a test trial, resulting in the voluntary removal of the drug from the market. In Industrials, relocation services company Sirva missed third and fourth quarter earnings and reduced guidance for the current fiscal year. We eliminated our position in both stocks. Staffing and placement firm Monster Worldwide also traded down during the period, in part due to reduced guidance for the first quarter, despite strong fourth quarter results. We retain our

--------------------------------------------------------------------------------

position in Monster as we believe it will be a long-term winner that will benefit from operating leverage going forward. Also in Health Care, biotechnology company AtheroGenics fell on delays in a new atherosclerosis drug. We continue to hold the stock as we believe the company's compound could successfully address the large market for inflammation associated with atherosclerosis.
WHAT IS YOUR OUTLOOK?
We expect economic expansion during the remainder of 2005, but we are preparing for a deceleration from recent growth rates. This period will not feel as good as the recovery we have experienced over the past two years, and we expect the main engine of growth during that time, the US consumer, may have trouble keeping pace. We expect the commercial and industrial side of the economy to pick up the slack. We remain underweight the Consumer Staples, Financials, and Technology sectors due to a dearth of attractive ideas, while maintaining overweights in the more pro-cyclical Industrials, Consumer Discretionary, and Energy sectors.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             6.6%
-------------------------------------------------------------------
Capital Goods                                               2.4
-------------------------------------------------------------------
Consumer Cyclical                                          14.7
-------------------------------------------------------------------
Consumer Staples                                            1.0
-------------------------------------------------------------------
Energy                                                      7.4
-------------------------------------------------------------------
Finance                                                    15.9
-------------------------------------------------------------------
Health Care                                                21.4
-------------------------------------------------------------------
Services                                                   16.9
-------------------------------------------------------------------
Technology                                                 26.8
-------------------------------------------------------------------
Transportation                                              1.5
-------------------------------------------------------------------
Other Assets & Liabilities                                -14.6
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford High Yield Fund
(subadvised by Hartford Investment Management Company)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                         HIGH
                                                                         CURRENT
                                                                         INCOME.
                                                                         GROWTH
                                                                         OF
                                                                         CAPITAL
                                                                         IS A
                                                                       SECONDARY
                                                                      OBJECTIVE.
PERFORMANCE OVERVIEW(2) 9/30/98 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                  LEHMAN BROTHERS CORPORATE HIGH
                                                                      HIGH YIELD FUND                      YIELD INDEX
                                                                      ---------------             ------------------------------
9/30/98                                                                    9550.00                           10000.00
10/98                                                                      9529.00                            9795.00
                                                                           9857.00                           10201.00
                                                                           9869.00                           10213.00
                                                                          10017.00                           10364.00
                                                                          10008.00                           10303.00
                                                                          10138.00                           10401.00
                                                                          10326.00                           10602.00
                                                                          10124.00                           10459.00
                                                                          10114.00                           10437.00
                                                                          10103.00                           10479.00
                                                                          10027.00                           10363.00
                                                                           9987.00                           10288.00
10/99                                                                     10040.00                           10220.00
                                                                          10168.00                           10341.00
                                                                          10211.00                           10457.00
                                                                          10120.00                           10412.00
                                                                          10106.00                           10431.00
                                                                          10010.00                           10212.00
                                                                          10049.00                           10229.00
                                                                           9913.00                           10123.00
                                                                          10173.00                           10330.00
                                                                          10280.00                           10408.00
                                                                          10424.00                           10479.00
                                                                          10359.00                           10388.00
10/00                                                                     10175.00                           10056.00
                                                                           9921.00                            9657.00
                                                                          10274.00                            9844.00
                                                                          10957.00                           10581.00
                                                                          11014.00                           10722.00
                                                                          10764.00                           10469.00
                                                                          10624.00                           10339.00
                                                                          10689.00                           10525.00
                                                                          10339.00                           10230.00
                                                                          10497.00                           10381.00
                                                                          10586.00                           10503.00
                                                                           9961.00                            9797.00
10/01                                                                     10358.00                           10039.00
                                                                          10686.00                           10406.00
                                                                          10570.00                           10363.00
                                                                          10464.00                           10436.00
                                                                          10109.00                           10290.00
                                                                          10215.00                           10538.00
                                                                          10314.00                           10702.00
                                                                          10209.00                           10646.00
                                                                           9641.00                            9862.00
                                                                           9193.00                            9431.00
                                                                           9308.00                            9700.00
                                                                           9076.00                            9572.00
10/02                                                                      9097.00                            9489.00
                                                                           9660.00                           10077.00
                                                                           9759.00                           10218.00
                                                                          10006.00                           10558.00
                                                                          10197.00                           10688.00
                                                                          10377.00                           10996.00
                                                                          10921.00                           11648.00
                                                                          11103.00                           11768.00
                                                                          11332.00                           12107.00
                                                                          11054.00                           11974.00
                                                                          11155.00                           12112.00
                                                                          11501.00                           12442.00
10/03                                                                     11707.00                           12694.00
                                                                          11859.00                           12886.00
                                                                          12130.00                           13178.00
                                                                          12265.00                           13429.00
                                                                          12233.00                           13396.00
                                                                          12270.00                           13487.00
                                                                          12097.00                           13395.00
                                                                          11865.00                           13169.00
                                                                          12014.00                           13357.00
                                                                          12166.00                           13539.00
                                                                          12381.00                           13804.00
                                                                          12552.00                           14004.00
10/04                                                                     12790.00                           14258.00
                                                                          12853.00                           14430.00
                                                                          12976.00                           14645.00
                                                                          12914.00                           14626.00
                                                                          13136.00                           14841.00
                                                                          12692.00                           14409.00
4/05                                                                      12586.00                           14270.00

    --- HIGH YIELD FUND                    --- LEHMAN BROTHERS HIGH YIELD CORPORATE INDEX
        $9,550  starting value                 $10,000 starting value
        $12,586 ending value                   $14,270 ending value

LEHMAN BROTHERS HIGH YIELD CORPORATE INDEX is an unmanaged broad-based market value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.
The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 4/30/05)

                INCEPTION                       SINCE
                  DATE      1 YEAR   5 YEAR   INCEPTION
------------------------------------------------------------
High Yield A#   9/30/1998    4.04%   4.61%      4.29%
------------------------------------------------------------
High Yield A##  9/30/1998   -0.70%   3.65%      3.56%
------------------------------------------------------------
High Yield B#   9/30/1998    3.23%   3.84%      3.52%
------------------------------------------------------------
High Yield B##  9/30/1998   -1.67%   3.55%      3.52%
------------------------------------------------------------
High Yield C#   9/30/1998    3.48%   3.92%      3.59%
------------------------------------------------------------
High Yield C##  9/30/1998    2.50%   3.92%      3.59%
------------------------------------------------------------
High Yield Y#   9/30/1998    4.43%   5.02%      4.71%
------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Class B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

DAVID HILLMEYER, CFA
Vice President

CHRISTINE MOZONSKI, CFA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the six-month period ended April 30, 2005, The Hartford High Yield Fund Class A placed in the 4th quartile of its Lipper peer group with a total return, before sales charge, of -1.60% versus the return of -0.26% for the Lipper peer group and the return of 0.08% for the Lehman Brothers High Yield Corporate Index.

The primary objective of The Hartford High Yield Fund is to provide high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. As of April 30, 2005, the SEC yield for this Fund's class A shares was 5.86%.

WHY DID THE FUND PERFORM THIS WAY?

Relative to its benchmark and peer universe, the Fund's underweight to issues rated CCC and lower adversely imported performance in the last two months of 2004. Lower quality bonds rallied in the fourth quarter fueled, by airline and wireline issuers. Thus, the Fund's performance was challenged as it held approximately 6.8% in issues rated CCC and lower versus the benchmark weighting of 17.2%. Underweight positioning in both airlines and wirelines were the greatest contributors to underperformance. The wireline sector benefited as both AT&T and MCI rallied due to their eligibility for the index. AT&T entered the high yield index in August and has been a consistently strong performer. In addition, the market was anticipating ratings for MCI upon their emergence from bankruptcy. Qwest who was bidding to acquire MCI also rallied along with other higher risk issues during the period. The Fund's conservative positioning in the wireline sector with an underweight to the more leveraged telecom providers such as Level 3 and Time Warner Telecom detracted from performance.

As 2005 unfolded, the underweight to lower quality debt began to benefit the Fund. During January and February the market suffered due to a strong new issue calendar dominated by lower rated deals, and in early March, both Ford and General Motors surprised the markets with first quarter earnings pre-announcements that were much lower than anticipated. The market's performance began to suffer as the probability of the auto manufacturers being downgraded to high yield increased. Additionally, leveraged buyout rumors heated up and the market prepared for more fallen angels. Issuers such as Liberty Media, Domtar, Kodak, TXU Corporation and Clear Channel loomed large over the high yield market as these issuers either made debt-financed acquisitions, discussed stock buybacks or announced disappointing earnings and/or outlooks. Finally, the airline sector was negatively impacted by rising oil and the impact of Delta's additional bankruptcy warning in its annual report. The Fund benefited from low exposure to both airline and automotive bonds, yet were negatively impacted by holdings in automotive retailers

--------------------------------------------------------------------------------

and in the wireless sector. Automotive retailers posted decent first quarter earnings despite the woes of the U.S. auto manufacturers whose bonds traded lower due to concerns about credit ratings downgrades. Fixed investors became worried after Ford and General Motors announced disappointing earnings for the first quarter.

WHAT IS YOUR OUTLOOK?
The high yield market still exhibits reasonably strong fundamentals supported by moderate economic growth. We remain encouraged by the relatively low level of defaults and would anticipate this number to be somewhat stable into next year due to corporations' near record levels of liquidity. Despite this, we are more cautious on the market than our original expectation at the beginning of the year as many of the risks we outlined are now making headlines. These include more discussions on inflation, higher event risk associated with leveraged buyouts and shareholder friendly activities, not to mention more scrutiny of the Chinese Yuan. This uncertainty about the economic environment has been a catalyst to drive the overall market lower, with riskier, lower rated corporate bonds leading the charge. Furthermore, problems within the automotive sector, in particular General Motors and Ford, has caused additional volatility. This, coupled with recent data suggesting the pace of spending growth has slowed somewhat due to increased energy prices, have resulted in the portfolio continuing to gradually migrate further up in credit quality. Also the recent slowdown has led us to scale back the portfolio's exposure to deep cyclical sectors, such as paper, in favor of industries such as healthcare and consumer non-cyclical. We expect to re-introduce greater allocations to the deep cyclical sectors when we observe improvements in some of these outstanding issues.

DISTRIBUTION BY CREDIT QUALITY
as of April 30, 2005

                                                   PERCENTAGE OF
RATING                                                HOLDINGS
---------------------------------------------------------------------
BBB                                                      3.5%
---------------------------------------------------------------------
BB                                                      38.1
---------------------------------------------------------------------
B                                                       52.7
---------------------------------------------------------------------
CCC                                                      4.5
---------------------------------------------------------------------
NR                                                       1.2
---------------------------------------------------------------------
TOTAL                                                  100.0%
---------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                            16.5%
-------------------------------------------------------------------
Capital Goods                                               4.6
-------------------------------------------------------------------
Consumer Cyclical                                           8.5
-------------------------------------------------------------------
Consumer Staples                                            4.3
-------------------------------------------------------------------
Energy                                                      6.3
-------------------------------------------------------------------
Finance                                                    22.2
-------------------------------------------------------------------
Health Care                                                 3.2
-------------------------------------------------------------------
Services                                                   14.8
-------------------------------------------------------------------
Technology                                                 16.9
-------------------------------------------------------------------
Transportation                                              1.3
-------------------------------------------------------------------
Utilities                                                  12.6
-------------------------------------------------------------------
Other Assets & Liabilities                                -11.2
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Income Allocation Fund
(advised by Hartford Investment Financial Services, LLC)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                         CURRENT
                                                                          INCOME
                                                                           AND,
                                                                           AS A
                                                                       SECONDARY
                                                                      OBJECTIVE,
                                                                         CAPITAL
                                                                   PRESERVATION.
PERFORMANCE OVERVIEW(2) 5/28/04 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                              LEHMAN BROTHERS U.S. AGGREGATE BOND
                                                                INCOME ALLOCATION FUND                       INDEX
                                                                ----------------------        -----------------------------------
5/28/04                                                                9550.00                             10000.00
6/04                                                                   9560.00                             10057.00
7/04                                                                   9603.00                             10157.00
8/04                                                                   9683.00                             10351.00
9/04                                                                   9713.00                             10379.00
10/04                                                                  9781.00                             10466.00
11/04                                                                  9766.00                             10382.00
12/04                                                                  9833.00                             10477.00
1/05                                                                   9837.00                             10543.00
2/05                                                                   9839.00                             10481.00
3/05                                                                   9765.00                             10428.00
4/05                                                                   9821.00                             10569.00

    --- INCOME ALLOCATION FUND                 --- LEHMAN BROTHERS U.S. AGGREGATE
        $9,550 starting value                      BOND INDEX
        $9,821 ending value                        $10,000 starting value
                                                   $10,569 ending value

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Index and Commercial Mortgage-Backed Securities Index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 4/30/05)

                       INCEPTION     SINCE
                         DATE      INCEPTION
-------------------------------------------------
Income Allocation A#   5/28/2004     2.83%
-------------------------------------------------
Income Allocation A##  5/28/2004    -1.79%
-------------------------------------------------
Income Allocation B#   5/28/2004     2.22%
-------------------------------------------------
Income Allocation B##  5/28/2004    -2.78%
-------------------------------------------------
Income Allocation C#   5/28/2004     2.22%
-------------------------------------------------
Income Allocation C##  5/28/2004     1.22%
-------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B and C shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

WILLIAM DAVISON, CFA
Senior Vice President

CHRISTOPHER HANLON, CFA
Senior Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the six-month period ended April 30, 2005, The Hartford Income Allocation Fund Class A had a total return, before sales charge of 0.40%, versus the return of 0.78% for the Lipper peer group and 0.98% for the Lehman Brothers U.S. Aggregate Bond Index.

WHY DID THE FUND PERFORM THIS WAY?

Yields rose during the period, with the ten-year Treasury note yield rising 18 basis points to 4.20% and the five-year Treasury note yield rising 62 basis points to 3.90%. The yield curve flattened, however, as the yield on the 30 year Treasury declined by 38 basis points. The Fund's duration was less than the Lehman Brothers U.S. Aggregate Bond Index, which added to overall performance.

Within the major sectors of the Lehman Brothers U.S. Aggregate Index, mortgage-backed securities were the top performer, while asset-backed securities were the worst. The Fund is structured around five fixed income indices. For the period, the Lehman U.S. TIPS Index was the top performer (up 3.10%), followed by the Merrill Lynch 3-Month U.S. Treasury Bill Index (up 1.15%), Lehman Brothers U.S. Aggregate Index (up 0.98%), Lehman Brothers High Yield Index (up 0.08%), and Lehman Brothers 1-3 Year Government Index (up 0.05%). The Fund benefited, relative to the Index, from its allocation to the Treasury Inflation Protected Securities (TIPS) and cash asset classes. The Fund's benchmark does not have an allocation to TIPS or cash securities. The Fund overall underperformed the benchmark as several of the underlying funds underperformed their benchmarks. However, we maintain conviction in our index level allocations.

OUTLOOK

The momentum in the economy appears to have weakened somewhat in the last month, but consumer spending and business investments continue to fuel the economic expansion. Headline inflation has increased as energy and commodity prices remain high, but core measures remain at modest levels. We expect the Federal Open Market Committee to continue on its path of raising interest rates. Looking forward, there are signs that rising energy costs may slow mid year economic growth. The magnitude of the inflationary pressures from commodity price increases is the key issue in the months ahead.

The consumer sector is still contributing to economic growth as personal income and personal spending increased at a strong pace. Consumer confidence measures have slipped somewhat but remain elevated. We do not expect a significant slowdown in the consumer segment if job growth continues and the housing market remains firm. Record high gas prices, though, are the primary risk. The business sector is healthy with 4th quarter corporate revenues

--------------------------------------------------------------------------------

and profits up 13% and 20% year over respectively. Business investment has been strong, particularly in capital goods. Industrial and manufacturing statistics remain relatively firm, indicating that the current business environment is favorable. Business confidence surveys have receded from high levels, but business leaders remain optimistic.

The U.S. current account deficit is still a major long-term concern as it reached a record $ 665.9 billion, or 5.7% of GDP. A reversal of the deficit seems unlikely in the medium term given the recent strength of the U.S. dollar, high energy prices, and low economic growth in Europe and Japan.

COMPOSITION BY UNDERLYING FUND
as of April 30, 2005

                                                      PERCENTAGE OF
FUND NAME                                              NET ASSETS
-------------------------------------------------------------------
Hartford High Yield Fund, Class Y                          14.9%
-------------------------------------------------------------------
Hartford Income Fund, Class Y                               3.9
-------------------------------------------------------------------
Hartford Inflation Plus Fund, Class Y                      15.9
-------------------------------------------------------------------
Hartford Money Market Fund, Class Y                        12.9
-------------------------------------------------------------------
Hartford Short Duration Fund, Class Y                      26.8
-------------------------------------------------------------------
Hartford Total Return Bond Fund, Class Y                   24.7
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.9
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Income Fund
(subadvised by Hartford Investment Management Company)  INVESTMENT
                                                        OBJECTIVE -- SEEKS TO
                                                        PROVIDE A HIGH LEVEL OF
                                                        CURRENT INCOME. CAPITAL
                                                        APPRECIATION IS A
                                                        SECONDARY OBJECTIVE.
PERFORMANCE OVERVIEW(2) 10/31/02 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                              LEHMAN BROTHERS U.S. AGGREGATE BOND
                                                                     INCOME FUND                             INDEX
                                                                     -----------              -----------------------------------
10/31/02                                                                9550.00                            10000.00
                                                                        9663.00                             9997.00
                                                                        9821.00                            10204.00
                                                                        9885.00                            10213.00
                                                                       10046.00                            10354.00
                                                                       10100.00                            10346.00
                                                                       10316.00                            10432.00
                                                                       10461.00                            10626.00
                                                                       10542.00                            10604.00
                                                                       10195.00                            10248.00
                                                                       10274.00                            10316.00
                                                                       10564.00                            10589.00
10/03                                                                  10581.00                            10491.00
                                                                       10637.00                            10516.00
                                                                       10805.00                            10623.00
                                                                       10896.00                            10708.00
                                                                       10996.00                            10824.00
                                                                       11082.00                            10905.00
                                                                       10790.00                            10621.00
                                                                       10693.00                            10579.00
                                                                       10771.00                            10639.00
                                                                       10899.00                            10745.00
                                                                       11110.00                            10950.00
                                                                       11172.00                            10979.00
10/04                                                                  11306.00                            11072.00
                                                                       11244.00                            10983.00
                                                                       11357.00                            11084.00
                                                                       11378.00                            11154.00
                                                                       11376.00                            11088.00
                                                                       11212.00                            11031.00
4/05                                                                   11291.00                            11180.00

    --- INCOME FUND                        --- LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX
        $9,550  starting value                 $10,000 starting value
        $11,291 ending value                   $11,180 ending value

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index.
The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 4/30/05)

            INCEPTION DATE   1 YEAR   SINCE INCEPTION
----------------------------------------------------------
Income A#     10/31/2002      4.64%        6.92%
----------------------------------------------------------
Income A##    10/31/2002     -0.03%        4.97%
----------------------------------------------------------
Income B#     10/31/2002      3.89%        6.20%
----------------------------------------------------------
Income B##    10/31/2002     -1.08%        5.10%
----------------------------------------------------------
Income C#     10/31/2002      3.88%        6.28%
----------------------------------------------------------
Income C##    10/31/2002      2.89%        6.28%
----------------------------------------------------------
Income Y#     11/28/2003      4.84%        6.57%
----------------------------------------------------------

  # Without sales charge
 ## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

WILLIAM DAVISON, CFA
Managing Director

EDWARD VAIMBERG
Senior Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the six-month period ended April 30, 2005, The Hartford Income Fund Class A placed in the 4th quartile of its Lipper peer group with a total return, before sales charge, of -0.14% versus the return of 0.84% for the Lipper peer group and a return of 0.98% for the Lehman Brothers U.S. Aggregate Bond Index.

The primary objective of The Hartford Income Fund is to provide a high level of current income. Capital appreciation is a secondary objective. As of April 30, 2005, the SEC yield for this Fund's Class A share was 5.26%.

WHY DID THE FUND PERFORM THIS WAY?

Over the trailing six months, the Fund's SEC yield benefited from investments in several higher-yielding sectors of the U.S. fixed income markets. A significant allocation to U.S. high yield corporate bonds, and opportunistic investment in U.S. Treasury Inflation-Protected Securities, contributed to the Fund's yield. While the Fund's total return benefited from its high yield exposure in 2004, the allocation to high yield debt has been a drag on performance thus far in 2005. In response to the changing credit environment, during March, we began to reduce our high yield exposure and invested a portion of the proceeds in investment grade corporate debt.

In anticipation of continued tightening by the Fed, the Fund's effective duration was shortened modestly during the period to reduce the Fund's sensitivity to the potential for rising interest rates. The Fed raised short-term interest rates by 25 basis points at each opportunity, however, the yield curve flattened. Yields at the short end of the yield curve rose most significantly, with only a small increase in longer-term interest rates over this period.

Allocations to Treasurys were reduced in favor of Treasury Inflation Protected Securities (TIPS) over the past six months. We began the period with a modest allocation to TIPS, eliminated the position in December and reintroduced a significant allocation in March due to our view that core inflation is likely to continue to be pressured upwards. Over the period, we opportunistically increased the allocation of Agency bonds to capture incremental income with only a modest increase in credit exposure. In addition, allocations to residential and commercial mortgaged backed securities were increased in order to continue the process of diversifying the Fund's sources of income.

WHAT IS YOUR OUTLOOK?

While we remain generally comfortable with the business prospects for many high-yield issuers, we have moderated our expectations for the total-return prospects of their bonds. This change in outlook was primarily due to the risk of more aggressive

--------------------------------------------------------------------------------

tightening by the U.S. Federal Reserve (Fed) and the risk of shareholder-friendly corporate activity at the expense of bondholders. This shift from high yield to higher quality corporate bonds should reduce the Funds' sensitivity to corporate credit risk, although at the expense of generally lower yields from our allocation to investment grade corporate bonds.
We continue to expect generally healthy economic growth that will help sustain corporate profitability. Pockets of softness, however, are emerging. Moreover, the rebound in growth that has already occurred is continuing to produce an increase in inflationary pressures, which may prompt more aggressive actions by the Fed. The Fed has become modestly less comfortable with the prospects for consumer inflation, which further increases the risk of an acceleration in the pace and total size of Fed tightening. We expect to continue to have significant positions in U.S. corporate bonds, as companies remain healthy by most measures. However, we will continue to explore and selectively invest in alternatives in other sectors. The recent increase in the allocation to residential mortgage backed securities represents one such opportunity.

DISTRIBUTION BY CREDIT QUALITY
as of April 30, 2005

                                                      PERCENTAGE OF
RATING                                                  HOLDINGS
-------------------------------------------------------------------
AAA                                                        27.3%
-------------------------------------------------------------------
AA                                                          2.0
-------------------------------------------------------------------
A                                                          11.8
-------------------------------------------------------------------
BBB                                                        31.5
-------------------------------------------------------------------
BB                                                         17.1
-------------------------------------------------------------------
B                                                          10.1
-------------------------------------------------------------------
CCC                                                         0.2
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             4.1%
-------------------------------------------------------------------
Capital Goods                                               2.1
-------------------------------------------------------------------
Consumer Cyclical                                           4.2
-------------------------------------------------------------------
Consumer Staples                                            1.6
-------------------------------------------------------------------
Energy                                                      3.8
-------------------------------------------------------------------
Finance                                                    26.5
-------------------------------------------------------------------
General Obligations                                         0.3
-------------------------------------------------------------------
Health Care                                                 1.7
-------------------------------------------------------------------
Services                                                    6.8
-------------------------------------------------------------------
Technology                                                  6.3
-------------------------------------------------------------------
Transportation                                              1.6
-------------------------------------------------------------------
U.S. Government Agencies                                   10.6
-------------------------------------------------------------------
U.S. Government Securities                                 27.3
-------------------------------------------------------------------
Utilities                                                   3.0
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Inflation Plus Fund
(subadvised by Hartford Investment Management Company)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                         A TOTAL
                                                                         RETURN
                                                                         THAT
                                                                         EXCEEDS
                                                                         THE
                                                                         RATE OF
                                                                       INFLATION
                                                                         OVER AN
                                                                        ECONOMIC
                                                                         CYCLE.
PERFORMANCE OVERVIEW(2) 10/31/02 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                    INFLATION PLUS FUND          LEHMAN BROTHERS U.S. TIPS INDEX
                                                                    -------------------          -------------------------------
10/31/02                                                                   9550.00                           10000.00
                                                                           9527.00                            9993.00
                                                                           9841.00                           10329.00
                                                                           9889.00                           10406.00
                                                                          10244.00                           10796.00
                                                                          10082.00                           10622.00
                                                                          10036.00                           10594.00
                                                                          10507.00                           11096.00
                                                                          10406.00                           10983.00
                                                                           9920.00                           10476.00
                                                                          10071.00                           10663.00
                                                                          10389.00                           11016.00
10/03                                                                     10411.00                           11075.00
                                                                          10410.00                           11082.00
                                                                          10499.00                           11195.00
                                                                          10608.00                           11324.00
                                                                          10841.00                           11585.00
                                                                          11002.00                           11771.00
                                                                          10487.00                           11200.00
                                                                          10627.00                           11402.00
                                                                          10620.00                           11406.00
                                                                          10706.00                           11512.00
                                                                          10975.00                           11821.00
                                                                          10988.00                           11844.00
10/04                                                                     11077.00                           11963.00
                                                                          11044.00                           11934.00
                                                                          11228.00                           12142.00
                                                                          11226.00                           12143.00
                                                                          11172.00                           12091.00
                                                                          11172.00                           12102.00
4/05                                                                      11365.00                           12333.00

    --- INFLATION PLUS FUND                    --- LEHMAN BROTHERS U.S. TIPS INDEX
        $9,550  starting value                     $10,000 starting value
        $11,365 ending value                       $12,333 ending value

LEHMAN BROTHERS U.S. TIPS INDEX represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity.

PORTFOLIO MANAGERS

WILLIAM DAVISON, CFA
Managing Director

TIMOTHY WILHIDE
Senior Vice President

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 4/30/05)

                    INCEPTION DATE   1 YEAR   SINCE INCEPTION
------------------------------------------------------------------
Inflation Plus A#     10/31/2002     8.38%         7.21%
------------------------------------------------------------------
Inflation Plus A##    10/31/2002     3.47%         5.26%
------------------------------------------------------------------
Inflation Plus B#     10/31/2002     7.68%         6.51%
------------------------------------------------------------------
Inflation Plus B##    10/31/2002     2.68%         5.41%
------------------------------------------------------------------
Inflation Plus C#     10/31/2002     7.59%         6.47%
------------------------------------------------------------------
Inflation Plus C##    10/31/2002     6.59%         6.47%
------------------------------------------------------------------
Inflation Plus Y#     11/28/2003     8.80%         6.76%
------------------------------------------------------------------

  # Without sales charge
 ## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the six-month period ended April 30, 2005, The Hartford Inflation Plus Fund Class A placed in the 2nd quartile of its Lipper peer group with a total return, before sales charge, of 2.61%, versus a return of 2.61% for the Lipper peer group and a return of 3.10% for the Lehman Brothers U.S. TIPS Index.
WHY DID THE FUND PERFORM THIS WAY?

Treasury Inflation Protected Securities (TIPS), as an asset class, have performed well over the past six months and have outperformed similar maturity nominal Treasuries. The Fund began the period with a duration that was positioned similar to the Index. Interest rates have been in a fairly narrow range since last summer when the economy entered what the Federal Reserve (Fed) had described as a "soft patch". By late November, however, evidence was accumulating that economic growth was strengthening and inflationary pressures were picking up. As a result, the Fund shortened duration and remained short for the rest of the period due to a strong economy and rising energy prices. In addition, the portfolio was adjusted along the yield curve to take advantage of seasonal accruals, TIPS auctions and a steady flattening of the real curve.

For much of the period, the Fund maintained a high allocation to TIPS (mid to upper 90% in TIPS). Given our view that rates and fuel prices would rise, we expected breakevens to increase and we executed tactical trades to profit from the change. During the fourth quarter of 2004, the Fund added, and subsequently sold in the first quarter of 2005, a small allocation to German Government Aaa debt. This allocation was made in anticipation of the Euro currency appreciating against the dollar, which benefited performance.

WHAT IS YOUR OUTLOOK?

We expect the Federal Open Market Committee to continue on its path of gradually raising interest rates. Given the current momentum of the economy, it seems likely that we will see a gradual further tightening in the second half of the year. Retail indicators signal that growth in the consumer sector continues to increase. Personal income and personal spending are growing at a solid pace and consumer confidence measures remain elevated. We do not expect a slowdown in the consumer segment as long as job growth continues and the housing market remains firm. There are signs, however, that rising energy costs and continued Fed tightening may slow economic growth in the middle of the year. Rising energy costs, especially gasoline prices, may put a damper on consumer spending. The magnitude of inflationary pressures from commodity price increases will be a key issue in the months ahead.

DISTRIBUTION BY CREDIT QUALITY
as of April 30, 2005

                                                       PERCENTAGE OF
RATING                                                   HOLDINGS
--------------------------------------------------------------------
AAA                                                         97.7%
--------------------------------------------------------------------
AA                                                           0.5
--------------------------------------------------------------------
A                                                            0.5
--------------------------------------------------------------------
BBB                                                          0.9
--------------------------------------------------------------------
NR                                                           0.4
--------------------------------------------------------------------
TOTAL                                                      100.0%
--------------------------------------------------------------------

The Hartford International Capital Appreciation Fund
(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                         CAPITAL
                                                                   APPRECIATION.

PERFORMANCE OVERVIEW(2) 4/30/01 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                 INTERNATIONAL CAP APP FUND                 MSCI EAFE
                                                                 --------------------------                 ---------
4/30/01                                                                    9450.00                           10000.00
                                                                           8836.00                            9655.00
                                                                           8411.00                            9264.00
                                                                           8297.00                            9096.00
                                                                           7825.00                            8868.00
                                                                           6861.00                            7971.00
10/01                                                                      7201.00                            8175.00
                                                                           7816.00                            8477.00
                                                                           8024.00                            8528.00
                                                                           7703.00                            8076.00
                                                                           7835.00                            8133.00
                                                                           8223.00                            8616.00
                                                                           8081.00                            8639.00
                                                                           8148.00                            8756.00
                                                                           7770.00                            8411.00
                                                                           7004.00                            7582.00
                                                                           6882.00                            7566.00
                                                                           6069.00                            6756.00
10/02                                                                      6551.00                            7120.00
                                                                           7156.00                            7443.00
                                                                           6520.00                            7194.00
                                                                           6577.00                            6894.00
                                                                           6426.00                            6736.00
                                                                           6236.00                            6609.00
                                                                           6993.00                            7265.00
                                                                           7608.00                            7711.00
                                                                           7798.00                            7902.00
                                                                           8034.00                            8095.00
                                                                           8384.00                            8291.00
                                                                           8404.00                            8548.00
10/03                                                                      9104.00                            9082.00
                                                                           9211.00                            9285.00
                                                                           9716.00                           10011.00
                                                                          10087.00                           10153.00
                                                                          10553.00                           10390.00
                                                                          10800.00                           10452.00
                                                                          10286.00                           10224.00
                                                                          10467.00                           10256.00
                                                                          10800.00                           10498.00
                                                                          10038.00                           10158.00
                                                                          10086.00                           10205.00
                                                                          10590.00                           10473.00
10/04                                                                     11027.00                           10831.00
                                                                          11646.00                           11574.00
                                                                          11979.00                           12082.00
                                                                          11608.00                           11861.00
                                                                          11483.00                           12376.00
                                                                          11055.00                           12070.00
4/05                                                                      10950.00                           11800.00

    --- INTERNATIONAL CAP APP FUND             --- MSCI EAFE INDEX
        $9,450  starting value                     $10,000 starting value
        $10,950 ending value                       $11,800 ending value

MSCI EAFE INDEX -- the Morgan Stanley Capital International Europe, Australia and Far East Index is a free float-adjusted capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
AVERAGE ANNUAL TOTAL RETURNS(1) (as of 4/30/05)

                   INCEPTION DATE   1 YEAR   SINCE INCEPTION
-----------------------------------------------------------------
Int'l Cap App A#     4/30/2001       6.48%        3.75%
-----------------------------------------------------------------
Int'l Cap App A##    4/30/2001       0.61%        2.29%
-----------------------------------------------------------------
Int'l Cap App B#     4/30/2001       5.67%        2.99%
-----------------------------------------------------------------
Int'l Cap App B##    4/30/2001       0.67%        2.30%
-----------------------------------------------------------------
Int'l Cap App C#     4/30/2001       5.66%        3.02%
-----------------------------------------------------------------
Int'l Cap App C##    4/30/2001       4.66%        3.02%
-----------------------------------------------------------------
Int'l Cap App Y#     4/30/2001       6.87%        4.19%
-----------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT

ANDREW S. OFFIT
Senior Vice President, Partner, Portfolio Manager
JEAN-MARC BERTEAUX
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford International Capital Appreciation Fund Class A, before sales charge, returned -0.69% for the six-month period ended April 30, 2005. The Fund underperformed its MSCI EAFE Index benchmark, which returned 8.95%, as well as the Lipper International Multi Cap Growth Funds Average, which returned 7.32% for the period.

WHY DID THE FUND PERFORM THIS WAY?

Our emphasis in the Fund is on sector and stock weights; country allocations are a residual of this process. We had several disappointments in the quarter, including one major one. One of our largest holdings, Elan Pharmaceuticals, declined 75% on February 28, costing the Fund over 2.8% in returns. The stock declined because Elan's major drug, Tysabri, an FDA-approved drug for multiple sclerosis, was withdrawn from the market due to a patient death. Elan was our greatest contributor to performance in 2004 and we felt strongly that there was over 50% more upside in 2005. The patient death and withdrawal of the drug were both tragic and totally unexpected. True to our process, as soon as Tysabri was withdrawn we sold the position in Elan. As a result, we no longer held the stock in March when it declined another 50% after another patient death occurred.

Though Elan accounted for much of our underperformance, several other stocks hurt returns during the period. Research in Motion (RIM), makers of the popular Blackberry devices, came under pressure due to an outstanding patent litigation case with intellectual property firm NTP. After much work, we concluded that this ruling would come sooner and have a more negative effect on RIM's stock price than expected. Subsequently, we trimmed our holdings. Fortunately, we did so in early December when the stock was trading around $90. On December 12, the U.S. appeals court ruled against RIM and its stock price fell accordingly. We continue to hold the stock.

Alcatel was another negative surprise. Management reported 4Q margins well below expectations after our very positive meeting with the CEO in November. As a result, we sold completely the stake in Alcatel.

Several of our large holdings performed well during the period, including Esprit, which delivered strong quarterly earnings driven by robust margins and strong sales in Asia, and Japan Tobacco, which rose in response to strong international tobacco results, domestic cost cutting, and attractive new drugs emerging in its pharmaceutical business.

--------------------------------------------------------------------------------

Our sector allocations detracted modestly from performance, primarily due to our overweight in Technology, which performed poorly during the period.

WHAT IS THE OUTLOOK?
As usual, the Fund is positioned for growth. Our overweights in the Consumer Discretionary and Information Technology sectors, some of the strongest areas of growth, are a result of our bottom-up research and stock analysis. An example is AU Optronics, a Taiwanese based company that manufactures TFT-LCD panels for notebook computer monitors and flat screen television sets. We anticipate huge demand for the LCD televisions as prices fall. Our process will remain the same: collaborative research with our global and regional analysts, frequent meetings with company managements, a strong focus on stock-picking, and an emphasis on growth.
DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             4.2%
-------------------------------------------------------------------
Capital Goods                                               2.7
-------------------------------------------------------------------
Consumer Cyclical                                          10.8
-------------------------------------------------------------------
Consumer Staples                                            9.7
-------------------------------------------------------------------
Energy                                                      4.4
-------------------------------------------------------------------
Finance                                                    45.8
-------------------------------------------------------------------
Health Care                                                 7.7
-------------------------------------------------------------------
Services                                                   10.2
-------------------------------------------------------------------
Technology                                                 24.0
-------------------------------------------------------------------
Transportation                                              3.3
-------------------------------------------------------------------
Other Assets & Liabilities                                -22.8
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of April 30, 2005

                                                      PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                             NET ASSETS
-------------------------------------------------------------------
Australia                                                   0.8%
-------------------------------------------------------------------
Canada                                                      8.6
-------------------------------------------------------------------
Finland                                                     2.4
-------------------------------------------------------------------
France                                                     11.3
-------------------------------------------------------------------
Germany                                                     4.4
-------------------------------------------------------------------
Greece                                                      0.6
-------------------------------------------------------------------
Hong Kong                                                   3.2
-------------------------------------------------------------------
Ireland                                                     0.6
-------------------------------------------------------------------
Italy                                                       1.9
-------------------------------------------------------------------
Japan                                                      10.0
-------------------------------------------------------------------
Luxembourg                                                  1.4
-------------------------------------------------------------------
Mexico                                                      2.0
-------------------------------------------------------------------
Netherlands                                                 7.5
-------------------------------------------------------------------
South Korea                                                 2.7
-------------------------------------------------------------------
Spain                                                       1.4
-------------------------------------------------------------------
Sweden                                                      1.3
-------------------------------------------------------------------
Switzerland                                                 8.3
-------------------------------------------------------------------
Taiwan                                                      7.0
-------------------------------------------------------------------
United Kingdom                                             16.4
-------------------------------------------------------------------
United States                                              31.0
-------------------------------------------------------------------
Other Assets & Liabilities                                -22.8
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford International Opportunities Fund
(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                         GROWTH
                                                                         OF
                                                                        CAPITAL.

PERFORMANCE OVERVIEW(3) 7/22/96 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                INTERNATIONAL OPPORTUNITIES       MSCI AC WORLD FREE EX US INDEX
                                                                ---------------------------       ------------------------------
7/22/96                                                                    9450.00                           10000.00
                                                                           9469.00                            9668.00
                                                                           9507.00                            9724.00
                                                                           9658.00                            9966.00
10/96                                                                      9686.00                            9866.00
                                                                          10131.00                           10246.00
                                                                          10220.00                           10128.00
                                                                          10114.00                            9942.00
                                                                          10172.00                           10124.00
                                                                          10172.00                           10103.00
                                                                          10115.00                           10188.00
                                                                          10706.00                           10817.00
                                                                          11162.00                           11414.00
                                                                          11487.00                           11645.00
                                                                          10723.00                           10729.00
                                                                          11276.00                           11309.00
10/97                                                                     10483.00                           10346.00
                                                                          10349.00                           10217.00
                                                                          10305.00                           10335.00
                                                                          10451.00                           10644.00
                                                                          11123.00                           11354.00
                                                                          11620.00                           11746.00
                                                                          11864.00                           11830.00
                                                                          11932.00                           11616.00
                                                                          11951.00                           11572.00
                                                                          12059.00                           11682.00
                                                                          10344.00                           10035.00
                                                                          10022.00                            9823.00
10/98                                                                     10675.00                           10852.00
                                                                          11288.00                           11435.00
                                                                          11595.00                           11829.00
                                                                          11936.00                           11816.00
                                                                          11663.00                           11552.00
                                                                          12287.00                           12109.00
                                                                          12745.00                           12715.00
                                                                          12209.00                           12118.00
                                                                          12781.00                           12675.00
                                                                          13103.00                           12972.00
                                                                          13112.00                           13017.00
                                                                          13191.00                           13105.00
10/99                                                                     13630.00                           13593.00
                                                                          14440.00                           14136.00
                                                                          16131.00                           15485.00
                                                                          15273.00                           14644.00
                                                                          16308.00                           15040.00
                                                                          16225.00                           15606.00
                                                                          15378.00                           14735.00
                                                                          14782.00                           14358.00
                                                                          15335.00                           14969.00
                                                                          14873.00                           14378.00
                                                                          15083.00                           14556.00
                                                                          14327.00                           13749.00
10/00                                                                     13687.00                           13312.00
                                                                          13103.00                           12715.00
                                                                          13631.00                           13149.00
                                                                          13708.00                           13346.00
                                                                          12629.00                           12289.00
                                                                          11759.00                           11421.00
                                                                          12617.00                           12197.00
                                                                          12155.00                           11861.00
                                                                          11782.00                           11406.00
                                                                          11517.00                           11152.00
                                                                          11186.00                           10875.00
                                                                          10030.00                            9721.00
10/01                                                                     10283.00                            9994.00
                                                                          10868.00                           10451.00
                                                                          11077.00                           10585.00
                                                                          10548.00                           10132.00
                                                                          10526.00                           10205.00
                                                                          11088.00                           10802.00
                                                                          11021.00                           10829.00
                                                                          11131.00                           10947.00
                                                                          10614.00                           10474.00
                                                                           9512.00                            9454.00
                                                                           9368.00                            9454.00
                                                                           8233.00                            8452.00
10/02                                                                      8851.00                            8906.00
                                                                           9225.00                            9334.00
                                                                           8839.00                            9033.00
                                                                           8432.00                            8716.00
                                                                           8167.00                            8539.00
                                                                           7991.00                            8373.00
                                                                           8718.00                            9180.00
                                                                           9214.00                            9765.00
                                                                           9346.00                           10036.00
                                                                           9622.00                           10302.00
                                                                           9964.00                           10609.00
                                                                          10019.00                           10907.00
10/03                                                                     10647.00                           11613.00
                                                                          10867.00                           11866.00
                                                                          11621.00                           12772.00
                                                                          11754.00                           12978.00
                                                                          12041.00                           13308.00
                                                                          12107.00                           13390.00
                                                                          11765.00                           12974.00
                                                                          11854.00                           13004.00
                                                                          12151.00                           13298.00
                                                                          11578.00                           12911.00
                                                                          11578.00                           13014.00
                                                                          11931.00                           13433.00
10/04                                                                     12372.00                           13900.00
                                                                          13133.00                           14865.00
                                                                          13630.00                           15503.00
                                                                          13332.00                           15236.00
                                                                          13784.00                           15987.00
                                                                          13443.00                           15554.00
4/05                                                                      13188.00                           15170.00

    --- INTERNATIONAL OPPORTUNITIES            --- MSCI AC WORLD FREE EX U.S. INDEX
        $9,450  starting value                     $10,000 starting value
        $13,188 ending value                       $15,170 ending value

MSCI AC WORLD FREE EX U.S. INDEX is a broad based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 4/30/05)

               INCEPTION                       SINCE
                 DATE      1 YEAR   5 YEAR   INCEPTION
-----------------------------------------------------------
Int'l Opp A#   7/22/1996   12.09%   -3.03%     3.87%
-----------------------------------------------------------
Int'l Opp A##  7/22/1996    5.94%   -4.13%     3.21%
-----------------------------------------------------------
Int'l Opp B#   7/22/1996   11.33%   -3.75%     NA*
-----------------------------------------------------------
Int'l Opp B##  7/22/1996    6.33%   -4.11%     NA*
-----------------------------------------------------------
Int'l Opp C#   7/22/1996   11.19%   -3.78%     3.11%
-----------------------------------------------------------
Int'l Opp C##  7/22/1996   10.19%   -3.78%     3.11%
-----------------------------------------------------------
Int'l Opp Y#   7/22/1996   12.72%   -2.60%     4.34%
-----------------------------------------------------------

 # Without sales charge
## With sales charge
 * Inception returns are not applicable for Classes B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGEMENT

TROND SKRAMSTAD
Senior Vice President, Partner, Director of Global Equity, Portfolio Manager

NICOLAS M. CHOUMENKOVITCH                 GAVIN MA
Vice President                            Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford International Opportunities Fund Class A, before sales charge, returned 6.60% for the six-month period ended April 30, 2005. The Fund trailed the 9.14% return of the MSCI All-Country World Free ex-US Index and underperformed the Lipper International Large Cap Core Funds Average of 7.37%.

WHY DID THE FUND PERFORM THIS WAY?

The Fund uses a three-pronged strategy that considers fundamental company analysis as well as the relative attractiveness of countries and sectors. The primary reason for the shortfall in performance over the last six months was the poor performance from pharmaceutical holding Elan Corp (-77%), which plunged on news that the company would pull its promising new Tysabri Multiple Sclerosis drug from the market. This position detracted 0.82% from Fund performance for the first six months. We have sold our position in Elan. More broadly, strong stock selection in Consumer Staples and Energy was offset by poor selection in Healthcare and Materials. Consumer Staples company Japan Tobacco was the top contributor to absolute Fund returns as its stock price rose in response to strong international tobacco results, domestic cost cutting, and attractive new drugs emerging in its pharmaceutical business. Other top contributors to performance were Orascom Telecom, a leading operator of mobile phone networks in the Middle East and Africa, and Esprit Holdings, the international clothing retailer. Aside from Elan, the largest detractors from absolute Fund returns were UTStarcom, a China-focused telecommunications hardware/services provider, and British materials company Vendanta Resources.

Relative to the benchmark, the Fund's regional allocation decisions were somewhat negative, driven primarily by underweights in Australia, Brazil and the UK and overweights in the U.S. and France. Sector decisions detracted value modestly, driven primarily by an overweight in Information Technology and an underweight in Utilities.

WHAT IS THE OUTLOOK?

Looking ahead toward the middle of 2005, we continue to see an environment characterized by near-term softness in economic growth and rising interest rates, particularly in the U.S. While a modest reacceleration could be forthcoming in the second half, the outlook for 2006 growth looks to be below trend, particularly in the Organisation for Economic Co-operation and Development. As a result, during the last six months we reduced our exposure to several economically sensitive names such as DaimlerChrysler and used the proceeds to add to our holdings in Consumer Staples, including new positions in Nestle and Swedish Match, the tobacco products maker. From a sector perspective, we are currently overweight in Consumer Staples, Consumer Discretionary and Health Care and underweight in Materials, Industrials, Utilities

--------------------------------------------------------------------------------

and Financials. While we will be on the lookout to add back tactically to select cyclical names on any significant weakness, we expect to maintain the Fund's current, relatively defensive positioning going forward. From a regional perspective we remain overweight in Continental Europe. Interest rates remain low by historical standards and valuations are still attractive. We do not expect the recent euro weakness to persist for long given the imbalances in the U.S. economy, and corporate profits should begin to improve as the gradual restructuring of the past few years begins to bear fruit. We remain underweight in the UK as high interest rates and a gradually deflating housing bubble continue to dampen economic activity. We added slightly to our Japanese holdings over the last six months and are now neutral versus the benchmark. The Japanese economy is vulnerable to slowing global economic growth, but it should see a shallower soft patch than in previous cycles due to the much healthier state of the economy overall and Japanese companies and the weaker yen. We trimmed our holdings in emerging Asia ex-Japan and are now slightly underweight in Asia ex-Japan and emerging markets.

DIVERSIFICATION BY COUNTRY
as of April 30, 2005

                                                      PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                             NET ASSETS
-------------------------------------------------------------------
Australia                                                   0.8%
-------------------------------------------------------------------
Austria                                                     0.9
-------------------------------------------------------------------
Brazil                                                      1.4
-------------------------------------------------------------------
Canada                                                      6.5
-------------------------------------------------------------------
Denmark                                                     1.0
-------------------------------------------------------------------
Egypt                                                       0.7
-------------------------------------------------------------------
France                                                     11.9
-------------------------------------------------------------------
Germany                                                     4.2
-------------------------------------------------------------------
Hong Kong                                                   2.8
-------------------------------------------------------------------
Hungary                                                     0.5
-------------------------------------------------------------------
India                                                       0.6
-------------------------------------------------------------------
Indonesia                                                   0.6
-------------------------------------------------------------------
Ireland                                                     0.5
-------------------------------------------------------------------
Italy                                                       4.8
-------------------------------------------------------------------
Japan                                                      17.4
-------------------------------------------------------------------
Malaysia                                                    0.5
-------------------------------------------------------------------
Mexico                                                      1.0
-------------------------------------------------------------------
Netherlands                                                 4.8
-------------------------------------------------------------------
Philippines                                                 0.6
-------------------------------------------------------------------
Spain                                                       2.0
-------------------------------------------------------------------
Sweden                                                      3.7
-------------------------------------------------------------------
Switzerland                                                 7.9
-------------------------------------------------------------------
Taiwan                                                      2.4
-------------------------------------------------------------------
Turkey                                                      0.5
-------------------------------------------------------------------
United Kingdom                                             16.0
-------------------------------------------------------------------
United States                                              28.0
-------------------------------------------------------------------
Other Assets & Liabilities                                -22.0
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             7.3%
-------------------------------------------------------------------
Capital Goods                                               1.6
-------------------------------------------------------------------
Consumer Cyclical                                           7.3
-------------------------------------------------------------------
Consumer Staples                                           11.3
-------------------------------------------------------------------
Energy                                                      9.4
-------------------------------------------------------------------
Finance                                                    48.2
-------------------------------------------------------------------
Health Care                                                 8.8
-------------------------------------------------------------------
Services                                                    9.2
-------------------------------------------------------------------
Technology                                                 16.0
-------------------------------------------------------------------
Transportation                                              1.9
-------------------------------------------------------------------
Utilities                                                   1.0
-------------------------------------------------------------------
Other Assets & Liabilities                                -22.0
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford International Small Company Fund
(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                         CAPITAL
                                                                   APPRECIATION.

PERFORMANCE OVERVIEW(2) 4/30/01 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                             CITIGROUP BROAD MARKET
                                              INTERNATIONAL SMALL CO FUND         EURO-PACIFIC          CITIGROUP EXTENDED MARKET
                                              ---------------------------    ----------------------     -------------------------
4/30/01                                                  9450.00                    10000.00                    10000.00
                                                         9781.00                    10051.00                     9952.00
                                                         9205.00                     9730.00                     9582.00
                                                         9044.00                     9365.00                     9331.00
                                                         9044.00                     9388.00                     9325.00
                                                         7825.00                     8233.00                     8117.00
10/01                                                    8335.00                     8554.00                     8459.00
                                                         8901.00                     8875.00                     8765.00
                                                         8713.00                     8758.00                     8753.00
                                                         8580.00                     8585.00                     8532.00
                                                         8561.00                     8792.00                     8699.00
                                                         8968.00                     9305.00                     9265.00
                                                         9346.00                     9565.00                     9459.00
                                                         9619.00                     9980.00                     9800.00
                                                         9506.00                     9671.00                     9460.00
                                                         8920.00                     9000.00                     8646.00
                                                         8713.00                     8917.00                     8573.00
                                                         7833.00                     8188.00                     7778.00
10/02                                                    7909.00                     8117.00                     7921.00
                                                         8155.00                     8408.00                     8215.00
                                                         8331.00                     8345.00                     8081.00
                                                         8142.00                     8223.00                     7877.00
                                                         8123.00                     8207.00                     7741.00
                                                         8094.00                     8157.00                     7691.00
                                                         9098.00                     8834.00                     8457.00
                                                         9827.00                     9576.00                     9166.00
                                                         9960.00                    10030.00                     9477.00
                                                        10357.00                    10357.00                     9799.00
                                                        10869.00                    11015.00                    10243.00
                                                        11570.00                    11642.00                    10727.00
10/03                                                   12242.00                    12443.00                    11488.00
                                                        12323.00                    12432.00                    11657.00
                                                        12886.00                    13194.00                    12358.00
                                                        13211.00                    13745.00                    12824.00
                                                        13555.00                    14141.00                    13223.00
                                                        14022.00                    14882.00                    13567.00
                                                        13758.00                    14401.00                    13219.00
                                                        13454.00                    14204.00                    13222.00
                                                        13850.00                    14863.00                    13688.00
                                                        13109.00                    14245.00                    13139.00
                                                        12997.00                    14387.00                    13242.00
                                                        13179.00                    14746.00                    13638.00
10/04                                                   13635.00                    15240.00                    14064.00

    --- INTERNATIONAL SMALL CO     --- CITIGROUP BROAD MARKET      -- S&P/CITIGROUP EURO-
        FUND                           EURO-PACIFIC <$2b INDEX           PACIFIC EXTENDED MARKET
        $9,450  starting value         $10,000 starting value            INDEX
        $13,635 ending value           $15,240 ending value              $20,000 starting value
                                                                         $14,064 ending value

CITIGROUP BROAD MARKET EURO-PACIFIC <$2b INDEX takes the entire international universe of all stocks, and divides it evenly each year to include only those companies with a market cap between $100m and $2b regardless of country or industry. This represents roughly the bottom 20% of the international equity market.
S&P/CITIGROUP EURO-PACIFIC EXTENDED MARKET INDEX is a global equity index comprised of the smallest 20% of each country's market capitalization in the Broad Market Index. All developed countries are included except the US and Canada.

The fund has changed its benchmark from the Citigroup Broad Market Index <$2b billion Euro-Pacific to the S&P/Citigroup Euro Pacific Extended Market Index because the fund's investment manager believes that the S&P/Citigroup Euro Pacific Extended Market Index is better suited to the investment strategy of the fund.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGER

EDWARD L. MAKIN
Vice President
AVERAGE ANNUAL TOTAL RETURNS(1) (as of 4/30/05)

                    INCEPTION DATE   1 YEAR   SINCE INCEPTION
------------------------------------------------------------------
Int'l Small Co A#     4/30/2001       7.60%       11.87%
------------------------------------------------------------------
Int'l Small Co A##    4/30/2001       1.68%       10.31%
------------------------------------------------------------------
Int'l Small Co B#     4/30/2001       6.76%       11.28%
------------------------------------------------------------------
Int'l Small Co B##    4/30/2001       2.00%       10.73%
------------------------------------------------------------------
Int'l Small Co C#     4/30/2001       6.81%       11.06%
------------------------------------------------------------------
Int'l Small Co C##    4/30/2001       5.86%       11.06%
------------------------------------------------------------------
Int'l Small Co Y#     4/30/2001       8.00%       12.36%
------------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Class B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford International Small Company Fund Class A, before sales charge, returned 8.57% for the six-month period ended April 30, 2005. The Fund underperformed the 14.06% return of the S&P/Citigroup Euro Pacific Extended Market Index and the Citigroup Broad Market Euro-Pacific <$2b Index. The Fund also underperformed the 11.63% return for the Lipper International Small/Mid Cap Core average during the six-month period.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's advance trailed the benchmark as the more speculative names within the investment universe drove market performance. Our posture relative to the benchmark -- larger-cap positioning, long-term growth bias and contrarian stance -- did not help over this period.

The top contributor to performance during the period was Daewoo Securities (Korea). The financial services company benefited from regulatory changes in the South Korean investment industry that allowed financial services companies to expand their business model by increasing the services they offer. We eliminated the stock based on strong performance. Also in South Korea, Industrial Bank of Korea shares gained, as the company announced their intention to increase lending amid a recovering economy. Other leading contributors to performance were Alstom (France), which benefited from additional contracts for its construction infrastructure services, and Equant (France), which we eliminated following France Telecom's offer to buy out the remaining shares of the company.

Stock selection relative to the benchmark was weakest within the Consumer Discretionary sector. Marionnaud Parfumers (France) experienced a significant loss following reports that the company was operating at a loss, and had made accounting errors in their reporting. We eliminated this position. UK-based Jardine Lloyd Thompson, an insurance broker, and Premier Farnell, a Technology Hardware & Equipment company, also declined during the period.

--------------------------------------------------------------------------------

WHAT IS THE OUTLOOK?

Global economic growth continues to moderate, particularly in Europe, where the impact of strengthening currencies continues to weigh on exports. The U.S. economy, while also moderating, appears strong relative to its global peers. The strength of the U.S. economy, and the growth of China and the other emerging markets, continue to boost the price of natural resources, like coal and oil, as supply has been unable to keep up with near term demand.
While the continued market trend towards favoring the more speculative value names has been a headwind for some time, we feel several factors, including a moderating global economic environment and lack of cheap funding spurred on by higher U.S. interest rates and dollar strength, will lessen or reverse this headwind. We are positioned with an emphasis on cash generative, steady growth companies which are less leveraged to the economic cycle. As always, we continually re-evaluate our winners and search for companies and industries overlooked by the market.
DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                            10.6%
-------------------------------------------------------------------
Capital Goods                                               8.7
-------------------------------------------------------------------
Consumer Cyclical                                           9.3
-------------------------------------------------------------------
Consumer Staples                                            4.6
-------------------------------------------------------------------
Energy                                                      2.1
-------------------------------------------------------------------
Finance                                                    36.8
-------------------------------------------------------------------
Health Care                                                 8.5
-------------------------------------------------------------------
Services                                                   21.7
-------------------------------------------------------------------
Technology                                                 15.1
-------------------------------------------------------------------
Transportation                                              2.9
-------------------------------------------------------------------
Utilities                                                   1.0
-------------------------------------------------------------------
Other Assets & Liabilities                                -21.3
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY COUNTRY
as of April 30, 2005

                                                   PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                           NET ASSETS
----------------------------------------------------------------------
Australia                                                3.7%
----------------------------------------------------------------------
Austria                                                  0.5
----------------------------------------------------------------------
Brazil                                                   0.8
----------------------------------------------------------------------
China                                                    1.8
----------------------------------------------------------------------
Denmark                                                  2.0
----------------------------------------------------------------------
Finland                                                  1.5
----------------------------------------------------------------------
France                                                  11.3
----------------------------------------------------------------------
Germany                                                  6.2
----------------------------------------------------------------------
Greece                                                   0.8
----------------------------------------------------------------------
Hong Kong                                                0.5
----------------------------------------------------------------------
Italy                                                    7.2
----------------------------------------------------------------------
Japan                                                   21.2
----------------------------------------------------------------------
Liechtenstein                                            0.5
----------------------------------------------------------------------
Malaysia                                                 1.5
----------------------------------------------------------------------
Netherlands                                              4.1
----------------------------------------------------------------------
New Zealand                                              2.0
----------------------------------------------------------------------
South Africa                                             0.8
----------------------------------------------------------------------
South Korea                                              3.4
----------------------------------------------------------------------
Spain                                                    1.2
----------------------------------------------------------------------
Sweden                                                   1.7
----------------------------------------------------------------------
Switzerland                                              3.8
----------------------------------------------------------------------
Thailand                                                 0.6
----------------------------------------------------------------------
United Kingdom                                          20.4
----------------------------------------------------------------------
United States                                           23.8
----------------------------------------------------------------------
Other Assets & Liabilities                             -21.3
----------------------------------------------------------------------
TOTAL                                                  100.0%
----------------------------------------------------------------------

The Hartford MidCap Fund*

(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                       LONG-TERM
                                                                         GROWTH
                                                                         OF
                                                                        CAPITAL.
PERFORMANCE OVERVIEW(3) 12/31/97 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                        MidCap Fund                   S & P MidCap 400 Index
12/31/97                                                                       9450                                    10000
                                                                               9441                                    10074
                                                                               9138                                     9883
                                                                               9970                                    10701
                                                                              10443                                    11184
                                                                              10669                                    11389
                                                                              10292                                    10876
                                                                              10849                                    10945
                                                                              10669                                    10520
                                                                               8581                                     8562
                                                                               9111                                     9361
10/98                                                                          9867                                    10198
                                                                              10482                                    10707
                                                                              11625                                    12000
                                                                              11909                                    11533
                                                                              11380                                    10929
                                                                              12344                                    11235
                                                                              13280                                    12120
                                                                              13440                                    12174
                                                                              14361                                    12824
                                                                              13955                                    12552
                                                                              13756                                    12123
                                                                              13454                                    11748
10/99                                                                         14239                                    12347
                                                                              14996                                    12995
                                                                              17461                                    13767
                                                                              17412                                    13379
                                                                              20132                                    14316
                                                                              21360                                    15514
                                                                              20082                                    14972
                                                                              19032                                    14785
                                                                              20929                                    15003
                                                                              21103                                    15240
                                                                              23348                                    16942
                                                                              23054                                    16827
10/00                                                                         22780                                    16256
                                                                              20237                                    15029
                                                                              21796                                    16179
                                                                              22107                                    16539
                                                                              20838                                    15595
                                                                              19080                                    14436
                                                                              20871                                    16026
                                                                              21216                                    16399
                                                                              21137                                    16334
                                                                              20680                                    16090
                                                                              19700                                    15564
                                                                              17350                                    13628
10/01                                                                         18464                                    14230
                                                                              19969                                    15289
                                                                              20781                                    16078
                                                                              20403                                    15996
                                                                              20526                                    16015
                                                                              21663                                    17160
                                                                              21383                                    17080
                                                                              21494                                    16791
                                                                              20147                                    15562
                                                                              18041                                    14054
                                                                              17953                                    14124
                                                                              16427                                    12987
10/02                                                                         17275                                    13550
                                                                              18847                                    14334
                                                                              17665                                    13745
                                                                              17419                                    13344
                                                                              17263                                    13026
                                                                              17397                                    13135
                                                                              18813                                    14088
                                                                              20373                                    15255
                                                                              20495                                    15449
                                                                              20674                                    15998
                                                                              21620                                    16722
                                                                              21164                                    16467
10/03                                                                         22936                                    17712
                                                                              23360                                    18328
                                                                              23995                                    18637
                                                                              24542                                    19042
                                                                              24766                                    19499
                                                                              24632                                    19581
                                                                              23952                                    18938
                                                                              24276                                    19331
                                                                              24844                                    19771
                                                                              23629                                    18848
                                                                              23584                                    18799
                                                                              24676                                    19355
10/04                                                                         25199                                    19665
                                                                              26729                                    20837
                                                                              27822                                    21710
                                                                              27310                                    21157
                                                                              27982                                    21865
                                                                              27573                                    21623
4/05                                                                          26627                                    20781

    --- MIDCAP FUND                            --- S & P MIDCAP 400 INDEX
        $9,450  starting value                     $10,000 starting value
        $26,627 ending value                       $20,781 ending value

S&P MIDCAP 400 INDEX is an unmanaged index measuring the performance of the mid-size company segment of the U.S. market.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGER

PHILLIP H. PERELMUTER
Senior Vice President, Partner

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 4/30/05)

                INCEPTION                       SINCE
                  DATE      1 YEAR   5 YEAR   INCEPTION
------------------------------------------------------------
MidCap A#       12/31/1997  11.17%   5.81%     15.18%
------------------------------------------------------------
MidCap A##      12/31/1997   5.06%   4.62%     14.29%
------------------------------------------------------------
MidCap B#       12/31/1997  10.30%   5.03%     14.35%
------------------------------------------------------------
MidCap B##      12/31/1997   5.30%   4.70%     14.35%
------------------------------------------------------------
MidCap C#       12/31/1997  10.42%   5.09%     14.41%
------------------------------------------------------------
MidCap C##      12/31/1997   9.42%   5.09%     14.41%
------------------------------------------------------------
MidCap Y#       12/31/1997  11.67%   6.34%     15.73%
------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

  * The Hartford MidCap Fund was closed to new investors as of the end of the day July 31, 2003. Investors who already own shares of the Fund, and those with access to the Fund through wrap programs in connection with certain investment platforms, may purchase additional shares thereafter.

    The fund will continue to offer and sell share: (1) through ACH and other similar systematic investment facilities to investors who establish plans to invest through such facilities prior to August 16, 2004, (2) for reinvestment of capital gains distributions and income dividends, and (3) to certain qualified retirement plans that included (or offered) the fund as an investment option prior to August 16, 2004.

    The fund continues to pay 12b-1 fees. These fees are paid for ongoing shareholder services, to compensate brokers for past sales and to reimburse the fund's distributor for commissions paid in connection with past sales.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford MidCap Fund Class A, before sales charge, returned 5.66% for the six-month period ended April 30, 2005, almost matching the S&P Mid Cap 400 Index return of 5.68%, and outperforming the Lipper Mid-Cap Core Average return of 4.05%.

WHY DID THE FUND PERFORM THIS WAY?

Some of the most notable positive contributors to Fund performance were stocks in the Energy sector. Continued growth in global demand for energy, as well as limited capacity to increase supply, helped energy markets reach new highs. Strengthening energy prices spurred shares of Premcor, EOG Resources, and Valero Energy to rise more than 40% during the period. Other noteworthy performers included cockpit controls manufacturer Rockwell Collins, which rose on strength in its commercial aerospace unit; uranium producer Cameco, which guided to higher realized pricing and volumes in its uranium operations; and digital animation studio Pixar, which was helped by strong performance of its recent hit "The Incredibles" and hopes that a distribution deal can be forged with Disney's new CEO.

Negative contribution to Fund performance came from the Health Care and Consumer Discretionary sectors. Within Health Care, multiple biotechnology stocks detracted from performance, including Elan and Millennium Pharmaceuticals. Elan suffered a steep decline after its much-heralded multiple sclerosis drug Tysabri was associated with patient deaths. Millennium Pharmaceuticals also fell as it reported sluggish Velcade sales and was threatened by a newer, competitive drug for the treatment of multiple myeloma. Automobile suppliers hurt performance within the Consumer Discretionary sector as Lear and Borg Warner were negatively impacted by reductions in automobile production levels and rising material costs. In addition, global provider of career solutions Monster Worldwide, detracted from performance.

--------------------------------------------------------------------------------

WHAT IS THE OUTLOOK?

With the Fed raising rates to fight inflation, the U.S. economy is unlikely to escape the effects of a global slowdown. We have seen signs of decelerating growth among industrial holdings, and have positioned the portfolio to weather a storm of slower economic growth and higher inflation. We have been adding companies with more stable but growing revenue sources. These positions are bolstered by several companies that should show extraordinary growth in these ordinary times. As of the end of the period, the Fund was overweight the Consumer Discretionary, Financials, Telecommunication Services and Information Technology sectors and underweight the Utilities, Consumer Staples and Health Care sectors.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             4.3%
-------------------------------------------------------------------
Capital Goods                                               0.0
-------------------------------------------------------------------
Consumer Cyclical                                          19.9
-------------------------------------------------------------------
Consumer Staples                                            0.8
-------------------------------------------------------------------
Energy                                                      8.0
-------------------------------------------------------------------
Finance                                                    34.6
-------------------------------------------------------------------
Health Care                                                 7.3
-------------------------------------------------------------------
Services                                                   15.8
-------------------------------------------------------------------
Technology                                                 12.7
-------------------------------------------------------------------
Transportation                                              0.3
-------------------------------------------------------------------
Utilities                                                   3.0
-------------------------------------------------------------------
Other Assets & Liabilities                                 -6.7
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford MidCap Value Fund*
(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                       LONG-TERM
                                                                        CAPITAL
                                                                   APPRECIATION.
PERFORMANCE OVERVIEW(2) 4/30/01 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                     MIDCAP VALUE FUND               RUSSELL 2500 VALUE INDEX
                                                                     -----------------               ------------------------
4/30/01                                                                    9450.00                           10000.00
                                                                           9507.00                           10307.00
                                                                           9535.00                           10406.00
                                                                           9375.00                           10336.00
                                                                           9092.00                           10247.00
                                                                           7816.00                            9110.00
10/01                                                                      8015.00                            9305.00
                                                                           8686.00                           10021.00
                                                                           9385.00                           10592.00
                                                                           9422.00                           10689.00
                                                                           9593.00                           10822.00
                                                                          10123.00                           11492.00
                                                                          10123.00                           11689.00
                                                                           9943.00                           11497.00
                                                                           9414.00                           11091.00
                                                                           8431.00                            9808.00
                                                                           8422.00                            9861.00
                                                                           7524.00                            9054.00
10/02                                                                      7883.00                            9184.00
                                                                           8526.00                            9853.00
                                                                           8119.00                            9546.00
                                                                           7940.00                            9258.00
                                                                           7760.00                            9030.00
                                                                           7713.00                            9092.00
                                                                           8431.00                            9916.00
                                                                           9215.00                           10833.00
                                                                           9319.00                           11027.00
                                                                           9631.00                           11506.00
                                                                          10075.00                           11968.00
                                                                          10028.00                           11883.00
10/03                                                                     10699.00                           12791.00
                                                                          11077.00                           13313.00
                                                                          11568.00                           13836.00
                                                                          11748.00                           14285.00
                                                                          11993.00                           14575.00
                                                                          11964.00                           14691.00
                                                                          11540.00                           13921.00
                                                                          11757.00                           14201.00
                                                                          12229.00                           14765.00
                                                                          11700.00                           14170.00
                                                                          11501.00                           14348.00
                                                                          11917.00                           14802.00
10/04                                                                     12182.00                           15070.00
                                                                          12865.00                           16303.00
                                                                          13366.00                           16821.00
                                                                          12866.00                           16279.00
                                                                          13406.00                           16686.00
                                                                          13233.00                           16463.00
4/05                                                                      12570.00                           15847.00

    --- MIDCAP VALUE FUND                      --- RUSSELL 2500 VALUE INDEX
        $9,450  starting value                     $10,000 starting value
        $12,570 ending value                       $15,847 ending value

RUSSELL 2500 VALUE INDEX measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGER

JAMES N. MORDY
Senior Vice President, Partner

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 4/30/05)

                  INCEPTION DATE   1 YEAR   SINCE INCEPTION
----------------------------------------------------------------
MidCap Value A#     4/30/2001       8.93%        7.39%
----------------------------------------------------------------
MidCap Value A##    4/30/2001       2.94%        5.89%
----------------------------------------------------------------
MidCap Value B#     4/30/2001       8.17%        6.65%
----------------------------------------------------------------
MidCap Value B##    4/30/2001       3.17%        6.03%
----------------------------------------------------------------
MidCap Value C#     4/30/2001       8.07%        6.65%
----------------------------------------------------------------
MidCap Value C##    4/30/2001       7.08%        6.65%
----------------------------------------------------------------
MidCap Value Y#     4/30/2001       9.29%        7.90%
----------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

 * As of August 16, 2004, the fund no longer offers Class A, B and C shares except as follows. The fund will continue to offer and sell shares: (1) through ACH and other similar systematic investment facilities to investors who established plans to invest through such facilities prior to August 16, 2004 and (2) for reinvestment of capital gains distributions and income dividends.

    The fund continues to pay 12b-1 fees. These fees are paid for ongoing shareholder services, to compensate brokers for past sales and to reimburse the fund's distributor for commissions paid in connection with past sales.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the six-month period ending April 30, 2005, The Hartford MidCap Value Fund Class A, before sales charge, returned 3.18% trailing both the Russell 2500 Value Index return of 5.17% and the Lipper Mid Cap Value peer group return of 5.46%.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's underperformance relative to the benchmark was due primarily to poor stock selection within Information Technology, Materials, Industrials and Consumer Discretionary. Our overweight position within Information Technology reflected our desire to buy into weakness in semiconductor and semiconductor capital equipment stocks. We were clearly too early, as worldwide demand for electronics, while still healthy, has cooled a bit. Short-sighted investors are treating the stocks as if we face a downturn as severe as that which followed the bursting of the tech bubble four years ago. It is our view that the industry's quick response to pare inventories ensures a relatively short correction and an extended up-cycle over the next couple of years. We have maintained our overweight in the group as the upside from current levels should be very rewarding. Among our detractors in this group was Teradyne, a stock that we owned as of the end of the period.

Within Industrials, GrafTech International was the largest detractor on an absolute basis. The company's attempts to raise pricing appear to have cost them market share for 2005 but we owned the stock at the end of the period.

Within Materials, Smurfit-Stone Container was a significant detractor from performance on absolute basis. The company's earnings came under pressure as a result of a larger than expected downtime to address inventories. Additionally, fiber costs were abnormally high due to wet weather which impeded collection and increased costs. Market conditions have demonstrated seasonal improvement and with capacity balanced, price improvement should be forthcoming. We owned the stock at the end of the period.

Partially offsetting the under performance was strong stock selection within Financials, Consumer Staples, Telecommunications & Media, Health Care, and Energy. Among the top contributors to returns were Coventry Health Care (Health
Care), Barr Pharmaceuticals (Health Care) and Bunge (Consumer Staples). All stocks were held as of the end of the period.

WHAT IS THE OUTLOOK?

After a strong start to the year, the economy has now begun what we believe to be a classic mid-cycle slowdown, in response to higher energy costs and tighter monetary conditions. We look for GDP growth to slow from the first quarter's pace of roughly 4% to something closer to 3% in the second quarter and maybe further towards 2% in the third quarter, before accelerating again

--------------------------------------------------------------------------------

in the fourth quarter. We do not see this correction turning into something more severe unless either energy costs spike further or there is some kind of liquidity event or shock to the system. We believe oil prices should pull back as demand eases and OPEC overproduces, but we do worry about today's tight credit spreads which have already begun to widen out as turmoil in the domestic auto industry has served to remind investors that there are still risks worth paying attention to. As we have commented on in the past, any further shocks could produce a coiled spring effect on yields and lead to considerable fallout across the economy.
In light of this outlook, we are especially keen to uncover value in less cyclical sectors like Health Care and Consumer Staples, as we have with our exposure to generic pharmaceuticals. We are most underweight in REITs, which are overvalued along with other high yield segments of the market. We might look to reestablish a larger position in REITs if they continue to decline to better valuations. We are cautious on banks given tepid growth prospects and a relatively flat yield curve. We are most overweight in Information Technology as we believe there will be further appreciation in the group as chip inventories are worked through and orders begin to improve. We will look to take profits as the stocks move up. We are also overweight Consumer Discretionary but have made some sub-sector shifts within this group. We have sold our homebuilders, have bought restaurants (which are a relatively more stable area of spending), and have taken advantage of weakness among the automotive suppliers in response to efforts by the auto makers to reduce inventories.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                       PERCENTAGE OF
INDUSTRY                                                NET ASSETS
--------------------------------------------------------------------
Basic Materials                                             12.1%
--------------------------------------------------------------------
Capital Goods                                                8.3
--------------------------------------------------------------------
Consumer Cyclical                                           14.0
--------------------------------------------------------------------
Consumer Staples                                             2.9
--------------------------------------------------------------------
Energy                                                       4.0
--------------------------------------------------------------------
Finance                                                     27.1
--------------------------------------------------------------------
Health Care                                                  6.9
--------------------------------------------------------------------
Services                                                     6.1
--------------------------------------------------------------------
Technology                                                  16.5
--------------------------------------------------------------------
Transportation                                               2.3
--------------------------------------------------------------------
Utilities                                                    4.2
--------------------------------------------------------------------
Other Assets & Liabilities                                  -4.4
--------------------------------------------------------------------
TOTAL                                                      100.0%
--------------------------------------------------------------------

The Hartford Select MidCap Growth Fund

(subadvised by Chartwell Investment Partners, L.P.
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                       LONG-TERM
                                                                          GROWTH
                                                                              OF
                                                                        CAPITAL.

               Goldman Sachs Asset Management, L.P.
               Northern Capital Management, LLC)

PERFORMANCE OVERVIEW(3) 1/1/05 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                 SELECT MIDCAP GROWTH FUND            RUSSELL MIDCAP GROWTH
                                                                 -------------------------            ---------------------
1/1/05                                                                    9550.00                            10000.00
1/05                                                                      9265.00                             9732.00
2/05                                                                      9370.00                             9978.00
3/05                                                                      9246.00                             9833.00
4/05                                                                      8810.00                             9443.00

    --- SELECT MIDCAP GROWTH FUND              --- RUSSELL MIDCAP GROWTH INDEX
        $9,550 starting value                      $10,000 starting value
        $8,810 ending value                        $9,443  ending value

RUSSELL MIDCAP GROWTH INDEX is an unmanaged index measuring the performance of the mid-size company segment of the U.S. market.
The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 4/30/05)

                       INCEPTION DATE   SINCE INCEPTION
------------------------------------------------------------
Select MidCap Gro A#      1/1/2005           -7.75%
------------------------------------------------------------
Select MidCap Gro A##     1/1/2005          -12.86%
------------------------------------------------------------
Select MidCap Gro B#      1/1/2005           -8.05%
------------------------------------------------------------
Select MidCap Gro B##     1/1/2005          -12.65%
------------------------------------------------------------
Select MidCap Gro C#      1/1/2005           -8.05%
------------------------------------------------------------
Select MidCap Gro C##     1/1/2005           -8.97%
------------------------------------------------------------
Select MidCap Gro Y#      1/1/2005           -7.65%
------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B and C shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

CHARTWELL INVESTMENT PARTNERS, L.P.   GOLDMAN SACHS ASSET MANAGEMENT, L.P.           NORTHERN CAPITAL MANAGEMENT, LLC
                                      Herbert E. Ehlers,
Edward N. Antoian,                    Managing Director and Co-Chief Investment      Daniel T. Murphy,
Senior Portfolio Manager              Officer                                        President and Chief Investment Officer
                                      David G. Shell,                                Brian A. Hellmer,
Mark J. Cunneen,                      Managing Director and Co-Chief Investment      Senior Vice President and Director of
Senior Portfolio Manager              Officer                                        Research
                                      Steven M. Berry,
                                      Managing Director and Co-Chief Investment
                                      Officer
                                      Gregory H. Ekizian,
                                      Managing Director and Co-Chief Investment
                                      Officer

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the period January 1, 2005 (inception) through April 30, 2005, the Hartford Mid Cap Growth Fund Class A had a total return, before sales charges, of -7.75%. Over the same period, the Fund's benchmark, the Russell Midcap Growth Index, returned -5.57%.

WHY DID THE FUND PERFORM THIS WAY?

For the period January 1st, 2005, to April 30th, 2005, all of the major equity indices posted negative returns. Large caps outperformed small caps and value stocks continued to outperform growth stocks. The Russell MidCap Growth index returned -5.57% during the period, with most sectors in negative territory. The positive sectors were Energy and Utilities, as production and services companies continued to benefit from higher energy prices. The weakest sectors in the index were Technology, as macroeconomic concerns have limited visibility of revenue and earnings growth of technology companies and Financials.

Overall, Healthcare was the largest detractor to relative performance. In particular, OSI Pharmaceuticals, Eyetech Pharmaceuticals, Biogen Idec, Inc., and Amylin Pharmaceuticals Inc. performed poorly. Investors became worried after Biogen-Idec's drug, Tysabri, was withdrawn from the market after it was cited as contributing to three deaths. This event highlighted the high risk/reward nature of biotech investing and the potential risks even for approved drugs. We subsequently eliminated Biogen Idec from the portfolio as we believed the recent events impaired the fundamentals of its business and changed the company's future outlook. Also in Healthcare, we believe the decline in Varian Medical is short-term and added to our position. However, the continued weakness in Angiotech Pharmaceuticals was problematic as future earnings

--------------------------------------------------------------------------------

growth expectations are declining and as a result, this position was sold. On the positive Healthcare side, strong stock selection in Hospital/ Nursing Management (Community Health Systems), Generic Pharmaceuticals (EON Labs) and Managed Healthcare (Caremark Rx) helped relative fund performance.

After strong performance earlier in 2005, several of the Fund's Consumer Discretionary companies pulled back in recent months, including Harman Industries International and PETCO Animal Supplies. Harman fell on an analyst downgrade, which claimed the company was experiencing increasing competition and lost market share. We continue to believe that Harman is the carmaker's choice for audio products and electronic systems, as we feel it is ahead of the competition in terms of its software and continues to win major new contracts, such as Hyundai and Chrysler. Within Consumer Services, stock selection in Miscellaneous Consumer Services (First Marblehead) also drove underperformance.

On a more positive note, we held a number of very strong performing stocks and we remain encouraged about our positioning for the remainder of the year. Celgene gained over 42% based on positive pipeline developments; Affymetrix was up 26% on the continue strength in the genetic testing market; Nextel Partners posted record high first quarter earnings and operating results and the stock gained over 20%; and a new holding, Cameco, gained 11% as one of the World's leading uranium producers, the company is uniquely positioned to benefit as consumers look for alternative energy sources.

WHAT IS THE OUTLOOK?

Generally, expectations for returns in 2005 remain muted. It is difficult to make the case for significant market gains during the year. The comparative opportunity within our asset class, however, remains considerable. Mid-cap growth stocks have lagged value stocks significantly in the last several years. The first four months of 2005 was unfortunately a continuation of this trend. We expect the market environment will encourage a rotation back toward the more traditional growth sectors. Despite our style being out of favor, we believe that our companies continue to look attractive relative to those that have led the market over the past few years.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             4.3%
-------------------------------------------------------------------
Capital Goods                                               3.3
-------------------------------------------------------------------
Consumer Cyclical                                          10.1
-------------------------------------------------------------------
Consumer Staples                                            0.6
-------------------------------------------------------------------
Energy                                                      3.0
-------------------------------------------------------------------
Finance                                                    14.1
-------------------------------------------------------------------
Health Care                                                16.2
-------------------------------------------------------------------
Services                                                   18.6
-------------------------------------------------------------------
Technology                                                 26.3
-------------------------------------------------------------------
Transportation                                              2.6
-------------------------------------------------------------------
Other Assets & Liabilities                                  0.9
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Short Duration Fund
(subadvised by Hartford Investment Management Company)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                        TO
                                                                        PROVIDE
                                                                        A HIGH
                                                                        LEVEL
                                                                        OF
                                                                        INCOME.
PERFORMANCE OVERVIEW(2) 10/31/02 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                       LEHMAN BROTHERS U.S.
                                                                    SHORT DURATION FUND          GOVERNMENT/CREDIT 1-5 YEAR INDEX
                                                                    -------------------          --------------------------------
10/31/02                                                                   9700.00                           10000.00
                                                                           9676.00                            9987.00
                                                                           9829.00                           10145.00
                                                                           9842.00                           10151.00
                                                                           9944.00                           10244.00
                                                                           9962.00                           10263.00
                                                                          10022.00                           10312.00
                                                                          10130.00                           10430.00
                                                                          10143.00                           10441.00
                                                                          10008.00                           10295.00
                                                                          10013.00                           10300.00
                                                                          10186.00                           10473.00
10/03                                                                     10134.00                           10405.00
                                                                          10131.00                           10406.00
                                                                          10209.00                           10485.00
                                                                          10255.00                           10527.00
                                                                          10319.00                           10609.00
                                                                          10365.00                           10667.00
                                                                          10242.00                           10495.00
                                                                          10219.00                           10468.00
                                                                          10236.00                           10482.00
                                                                          10283.00                           10542.00
                                                                          10356.00                           10663.00
                                                                          10345.00                           10663.00
10/04                                                                     10376.00                           10713.00
                                                                          10329.00                           10638.00
                                                                          10357.00                           10680.00
                                                                          10358.00                           10676.00
                                                                          10349.00                           10636.00
                                                                          10342.00                           10610.00
4/05                                                                      10403.00                           10695.00

    --- SHORT DURATION FUND                   --- LEHMAN BROTHERS 1-5 YEAR U.S.
        $9,700  starting value                    GOVERNMENT/CREDIT INDEX
        $10,403 ending value                      $10,000 starting value
                                                  $10,695 ending value

LEHMAN BROTHERS 1-5 YEAR U.S. GOVERNMENT/CREDIT INDEX is an unmanaged index comprised of the U.S. Government/Credit component of the U.S. Aggregate Index. The Government/Credit Index includes securities in the 1-5 year maturity range in the Government and Credit Indices.
The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 4/30/05)

                    INCEPTION DATE   1 YEAR   SINCE INCEPTION
------------------------------------------------------------------
Short Duration A#     10/31/2002      1.58%        2.84%
------------------------------------------------------------------
Short Duration A##    10/31/2002     -1.45%        1.60%
------------------------------------------------------------------
Short Duration B#     10/31/2002      0.85%        2.13%
------------------------------------------------------------------
Short Duration B##    10/31/2002     -4.09%        0.96%
------------------------------------------------------------------
Short Duration C#     10/31/2002      0.85%        2.13%
------------------------------------------------------------------
Short Duration C##    10/31/2002     -0.14%        2.13%
------------------------------------------------------------------
Short Duration Y#     11/28/2003     1.78%         3.03%
------------------------------------------------------------------

  # Without sales charge
 ## With sales charge
N/A Not Applicable

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGERS

ROBERT CRUSHA, CFA
Vice President

BRIAN DIRGINS, CFA
Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the period ended April 30, 2005, The Hartford Short Duration Fund Class A placed in the 2nd quartile of its Lipper peer group with a total return, before sales charge, of 0.26% versus the 0.36% for the Lipper peer group and a return of -0.17% for the Lehman Brothers 1-5 Year U.S. Government/Credit Index.

The primary objective of The Hartford Short Duration Fund is to provide a high level of income. As of April 30, 2005, the SEC yield for this Fund's Class A share was 4.20%.

WHY DID THE FUND PERFORM THIS WAY?

The Federal Reserve continued on its tightening cycle, raising interest rates by 25 basis points at each of the Federal Open Market Committee meetings. The effect, however, has been a flattening of the yield curve, which became more dramatic during 2005. The 2 year Treasury rose by 110 basis points the 5 year Treasury rose by 61 basis points while the 30 year Treasury declined by 28 basis points.

During the period, we shortened duration due to our concern that short rates were likely to continue rising, which proved beneficial. We also reduced our position in nominal U.S. Treasurys in favor of Treasury Inflation Protected sector as we felt they offered better risk/reward characteristics and to benefit from the attractive seasonal accruals we expected over the coming months. Allocations to the mortgage and corporate sectors were reduced in favor of Asset Backed Securities (ABS) and Commercial Mortgage Backed Securities (CMBS). We felt ABS and CMBS offered better relative value due to stable credit quality. They also have a widening investor base that can support valuations for the foreseeable future. In addition, corporate bonds have been volatile over the past few months. Reducing our corporate exposure, as well as judicious security selection within the corporate sector assisted performance.

WHAT IS YOUR OUTLOOK?

U.S. Treasury market sentiment continues to swing between worries about slowing domestic economic growth and equal worries over increasing inflation. As economic data is released reflecting slowing economic growth, interest rates decline. Conversely, when data reflects an uptick in inflationary pressures, interest rates increase. Given our expectations for continued growth in economic activity, although not at the 3.8-4.0% range that we saw in the second half of 2004, we expect the Federal Reserve to continue it's measured pace of interest rate increases. Accordingly, we expect to maintain a duration that is short of the benchmark.

--------------------------------------------------------------------------------

After a lengthy period in which credit spreads compressed to historically tight levels due to the benign credit environment, credit concerns have come to the forefront in the first quarter of 2005. The negative news on both GM and Ford have increased the risk premium in the credit markets, making security selection more important than ever. The Corporate market has begun to react poorly to the slightest headline noise. We expect ABS and CMBS to continue to provide low volatility as compared to corporate bonds.

DISTRIBUTION BY CREDIT QUALITY
as of April 30, 2005

                                                      PERCENTAGE OF
RATING                                                  HOLDINGS
-------------------------------------------------------------------
AAA                                                        30.3%
-------------------------------------------------------------------
AA                                                          3.6
-------------------------------------------------------------------
A                                                          28.6
-------------------------------------------------------------------
BBB                                                        37.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             2.5%
-------------------------------------------------------------------
Capital Goods                                               2.5
-------------------------------------------------------------------
Consumer Cyclical                                           4.1
-------------------------------------------------------------------
Consumer Staples                                            1.5
-------------------------------------------------------------------
Energy                                                      1.4
-------------------------------------------------------------------
Finance                                                    55.7
-------------------------------------------------------------------
Health Care                                                 0.2
-------------------------------------------------------------------
Services                                                    3.9
-------------------------------------------------------------------
Technology                                                  3.9
-------------------------------------------------------------------
Transportation                                              1.7
-------------------------------------------------------------------
U.S. Government Agencies                                    5.4
-------------------------------------------------------------------
U.S. Government Securities                                 14.0
-------------------------------------------------------------------
Utilities                                                   2.1
-------------------------------------------------------------------
Other Assets & Liabilities                                  1.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Small Company Fund**
(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                        GROWTH
                                                                        OF
                                                                        CAPITAL.

PERFORMANCE OVERVIEW(3) 7/22/96 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                     SMALL COMPANY FUND             RUSSELL 2000 GROWTH INDEX
                                                                     ------------------             -------------------------
7/22/96                                                                    9450.00                           10000.00
                                                                           9422.00                            8779.00
                                                                          10263.00                            9429.00
                                                                          10915.00                            9914.00
10/96                                                                     10612.00                            9487.00
                                                                          10839.00                            9751.00
                                                                          10783.00                            9941.00
                                                                          10773.00                           10189.00
                                                                          10602.00                            9574.00
                                                                          10057.00                            8898.00
                                                                          10117.00                            8795.00
                                                                          11208.00                           10117.00
                                                                          11866.00                           10460.00
                                                                          12442.00                           10995.00
                                                                          12734.00                           11325.00
                                                                          13824.00                           12229.00
10/97                                                                     13259.00                           11494.00
                                                                          13027.00                           11220.00
                                                                          12862.00                           11227.00
                                                                          12545.00                           11078.00
                                                                          13793.00                           12056.00
                                                                          14343.00                           12562.00
                                                                          14534.00                           12639.00
                                                                          13825.00                           11720.00
                                                                          14027.00                           11839.00
                                                                          13536.00                           10851.00
                                                                          10226.00                            8346.00
                                                                          11112.00                            9193.00
10/98                                                                     11997.00                            9673.00
                                                                          12808.00                           10423.00
                                                                          14207.00                           11367.00
                                                                          14827.00                           11878.00
                                                                          13365.00                           10791.00
                                                                          14465.00                           11175.00
                                                                          15649.00                           12162.00
                                                                          15979.00                           12182.00
                                                                          17250.00                           12824.00
                                                                          17229.00                           12427.00
                                                                          16983.00                           11963.00
                                                                          17324.00                           12193.00
10/99                                                                     17922.00                           12506.00
                                                                          19961.00                           13827.00
                                                                          23534.00                           16264.00
                                                                          22845.00                           16113.00
                                                                          26856.00                           19862.00
                                                                          26453.00                           17774.00
                                                                          24062.00                           15979.00
                                                                          21374.00                           14579.00
                                                                          24391.00                           16463.00
                                                                          22432.00                           15052.00
                                                                          24211.00                           16636.00
                                                                          23153.00                           15809.00
10/00                                                                     21722.00                           14525.00
                                                                          19018.00                           11887.00
                                                                          20446.00                           12615.00
                                                                          19540.00                           13636.00
                                                                          17379.00                           11766.00
                                                                          15876.00                           10697.00
                                                                          18038.00                           12006.00
                                                                          17802.00                           12284.00
                                                                          18079.00                           12620.00
                                                                          17098.00                           11543.00
                                                                          16376.00                           10822.00
                                                                          13792.00                            9075.00
10/01                                                                     14911.00                            9948.00
                                                                          16339.00                           10779.00
                                                                          17208.00                           11450.00
                                                                          16935.00                           11043.00
                                                                          16139.00                           10328.00
                                                                          17318.00                           11226.00
                                                                          16884.00                           10983.00
                                                                          16237.00                           10341.00
                                                                          15107.00                            9464.00
                                                                          12660.00                            8009.00
                                                                          12412.00                            8005.00
                                                                          11903.00                            7427.00
10/02                                                                     12337.00                            7803.00
                                                                          13095.00                            8576.00
                                                                          11951.00                            7985.00
                                                                          11629.00                            7767.00
                                                                          11393.00                            7560.00
                                                                          11790.00                            7674.00
                                                                          13045.00                            8400.00
                                                                          14498.00                            9347.00
                                                                          14958.00                            9527.00
                                                                          16026.00                           10248.00
                                                                          16820.00                           10798.00
                                                                          16200.00                           10525.00
10/03                                                                     17740.00                           11434.00
                                                                          18237.00                           11807.00
                                                                          18573.00                           11860.00
                                                                          19317.00                           12483.00
                                                                          19342.00                           12464.00
                                                                          19716.00                           12522.00
                                                                          18696.00                           11894.00
                                                                          19031.00                           12130.00
                                                                          19454.00                           12534.00
                                                                          17851.00                           11409.00
                                                                          17079.00                           11164.00
                                                                          18408.00                           11781.00
10/04                                                                     18743.00                           12067.00
                                                                          19812.00                           13087.00
                                                                          20681.00                           13557.00
                                                                          19550.00                           12947.00
                                                                          20195.00                           13124.00
                                                                          19923.00                           12632.00
4/05                                                                      19066.00                           11828.00

    --- SMALL COMPANY FUND                     --- RUSSELL 2000 GROWTH INDEX
        $9,450  starting value                     $10,000 starting value
        $19,066 ending value                       $11,828 ending value

RUSSELL 2000 GROWTH INDEX is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 4/30/05)

              INCEPTION                       SINCE
                DATE      1 YEAR   5 YEAR   INCEPTION
----------------------------------------------------------
Small Co A#   7/22/1996    1.99%   -4.54%     8.34%
----------------------------------------------------------
Small Co A##  7/22/1996   -3.64%   -5.62%     7.64%
----------------------------------------------------------
Small Co B#   7/22/1996    1.20%   -5.23%      NA*
----------------------------------------------------------
Small Co B##  7/22/1996   -3.80%   -5.58%      NA*
----------------------------------------------------------
Small Co C#   7/22/1996    1.27%   -5.21%     7.61%
----------------------------------------------------------
Small Co C##  7/22/1996    0.27%   -5.21%     7.61%
----------------------------------------------------------
Small Co Y#   7/22/1996    2.42%   -4.09%     8.85%
----------------------------------------------------------

 # Without sales charge
## With sales charge
 * Inception returns are not applicable for Class B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

 ** As of August 16, 2004, the fund no longer offers Class A, B and C shares except as follows. The fund will continue to offer and sell shares: (1) through ACH and other similar systematic investment facilities to investors who established plans to invest through such facilities prior to August 16, 2004 and (2) for reinvestment of capital gains distributions and income dividends, and (3) to certain qualified retirement plans that included (or offered) the fund as an investment option prior to August 16, 2004.

    The fund continues to pay 12b-1 fees. These fees are paid for ongoing shareholder services, to compensate brokers for past sales and to reimburse the fund's distributor for commissions paid in connection with past sales.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

STEVEN C. ANGELI, CFA
Senior Vice President, Partner
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Small Company Fund Class A, before sales charge, returned 1.72% for the six-month period ended April 30, 2005. The Fund outperformed the -1.98% return of the Russell 2000 Growth Index and the -0.79% return of the Lipper Small Cap Growth peer group average.

WHY DID THE FUND PERFORM THIS WAY?

The Fund's outperformance relative to the benchmark during the period was driven by superior stock selection within several sectors. Consumer Discretionary, Financials and Energy were areas of particular strength, as many of our holdings advanced. Within Consumer Discretionary, Sirius Satellite (Media), Electronics Boutique (Retailing) and Men's Wearhouse (Retailing) were the greatest contributors. We were early believers in satellite radio, and Sirius Satellite finally brought the product into primetime by hiring radio star Howard Stern away from Viacom. The stock advanced sharply, topped out at $10 billion in market capitalization, and finally was sold from the Fund. Within Financials, CB Richard Ellis (Real Estate) benefited from strong 2004 results and a positive 2005 outlook. The company is leveraged to an improving commercial real estate market, which is only now starting to cycle upward. Lastly, Italian-based Energy company, ERG, was the leading contributor within that sector.

Stocks that detracted from performance during the six-month period include AtheroGenics (Pharmaceuticals & Biotechnology), Sirva (Commercial Services and Supplies) and Graftech International (Capital Goods). As of the end of the period, we did not own Sirva and Graftech International in the Fund.

Although the Fund's sector allocations are a fallout of our bottom-up investment approach, our positioning during the period was additive to benchmark-relative returns. For example, we benefited from our underweight allocation to the Information Technology

--------------------------------------------------------------------------------

sector, which retreated, and our overweight allocation to the stronger performing Energy and Consumer Discretionary sectors.

WHAT IS THE OUTLOOK?

With the Federal Reserve raising interest rates to fight inflation and subdue an extended rise in the housing market, the U.S. economy is unlikely to escape the effects of a global slowdown. We have seen signs of decelerating growth among the Fund's Industrial holdings, and for the last six months we have been positioned to weather a storm of slower economic growth and higher inflation. We have been adding companies with more stable but growing revenue sources in industries such as Health Care and Business Services. These positions are bolstered by several special companies that should show extraordinary growth in these ordinary times.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             6.8%
-------------------------------------------------------------------
Capital Goods                                               1.8
-------------------------------------------------------------------
Consumer Cyclical                                          19.7
-------------------------------------------------------------------
Consumer Staples                                            1.0
-------------------------------------------------------------------
Energy                                                      3.4
-------------------------------------------------------------------
Finance                                                    37.5
-------------------------------------------------------------------
Health Care                                                14.2
-------------------------------------------------------------------
Services                                                   16.4
-------------------------------------------------------------------
Technology                                                 22.1
-------------------------------------------------------------------
Transportation                                              2.2
-------------------------------------------------------------------
Utilities                                                   1.6
-------------------------------------------------------------------
Other Assets & Liabilities                                -26.7
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford SmallCap Growth Fund
(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                         TO
                                                                        MAXIMIZE
                                                                         SHORT-
                                                                         AND
                                                                       LONG-TERM
                                                                         CAPITAL
                                                                   APPRECIATION.
PERFORMANCE OVERVIEW(1,3) 4/30/95 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                    SMALLCAP GROWTH FUND            RUSSELL 2000 GROWTH INDEX
                                                                    --------------------            -------------------------
4/95                                                                       9450.00                           10000.00
                                                                           9504.00                           10131.00
                                                                          10368.00                           10829.00
                                                                          11659.00                           11673.00
                                                                          11782.00                           11816.00
                                                                          12412.00                           12060.00
10/95                                                                     11928.00                           11466.00
                                                                          12208.00                           11972.00
                                                                          11988.00                           12238.00
                                                                          11787.00                           12136.00
                                                                          12569.00                           12690.00
                                                                          12883.00                           12941.00
                                                                          14067.00                           13935.00
                                                                          14756.00                           14649.00
                                                                          13792.00                           13697.00
                                                                          12391.00                           12025.00
                                                                          13456.00                           12915.00
                                                                          14377.00                           13580.00
10/96                                                                     13355.00                           12994.00
                                                                          13351.00                           13356.00
                                                                          12819.00                           13616.00
                                                                          12620.00                           13957.00
                                                                          11102.00                           13114.00
                                                                          10125.00                           12188.00
                                                                           9878.00                           12046.00
                                                                          11733.00                           13857.00
                                                                          12017.00                           14327.00
                                                                          12722.00                           15060.00
                                                                          12394.00                           15512.00
                                                                          13224.00                           16750.00
10/97                                                                     12616.00                           15743.00
                                                                          12661.00                           15369.00
                                                                          13013.00                           15378.00
                                                                          12580.00                           15173.00
                                                                          14074.00                           16513.00
                                                                          14978.00                           17207.00
                                                                          15091.00                           17312.00
                                                                          14317.00                           16053.00
                                                                          14897.00                           16217.00
                                                                          13694.00                           14863.00
                                                                          10701.00                           11432.00
                                                                          11442.00                           12592.00
10/98                                                                     12187.00                           13249.00
                                                                          13726.00                           14277.00
                                                                          15596.00                           15569.00
                                                                          16704.00                           16270.00
                                                                          14590.00                           14781.00
                                                                          15645.00                           15307.00
                                                                          16228.00                           16659.00
                                                                          16346.00                           16685.00
                                                                          18610.00                           17565.00
                                                                          18851.00                           17022.00
                                                                          19290.00                           16385.00
                                                                          20194.00                           16702.00
10/99                                                                     23175.00                           17129.00
                                                                          26052.00                           18940.00
                                                                          32975.00                           22277.00
                                                                          33616.00                           22070.00
                                                                          46938.00                           27205.00
                                                                          41999.00                           24346.00
                                                                          35166.00                           21887.00
                                                                          30282.00                           19970.00
                                                                          37529.00                           22550.00
                                                                          34746.00                           20617.00
                                                                          41634.00                           22786.00
                                                                          39278.00                           21654.00
10/00                                                                     35710.00                           19896.00
                                                                          25430.00                           16283.00
                                                                          28374.00                           17279.00
                                                                          28916.00                           18677.00
                                                                          23484.00                           16116.00
                                                                          20985.00                           14651.00
                                                                          22893.00                           16445.00
                                                                          22874.00                           16826.00
                                                                          23745.00                           17286.00
                                                                          22012.00                           15811.00
                                                                          20569.00                           14823.00
                                                                          16744.00                           12430.00
10/01                                                                     18438.00                           13626.00
                                                                          20526.00                           14764.00
                                                                          22141.00                           15684.00
                                                                          21412.00                           15126.00
                                                                          20221.00                           14147.00
                                                                          22308.00                           15376.00
                                                                          21353.00                           15044.00
                                                                          19857.00                           14164.00
                                                                          18006.00                           12963.00
                                                                          15564.00                           10971.00
                                                                          15486.00                           10965.00
                                                                          14196.00                           10173.00
10/02                                                                     15328.00                           10688.00
                                                                          17051.00                           11747.00
                                                                          15702.00                           10937.00
                                                                          15180.00                           10639.00
                                                                          14491.00                           10355.00
                                                                          14659.00                           10512.00
                                                                          16047.00                           11506.00
                                                                          17937.00                           12803.00
                                                                          18400.00                           13050.00
                                                                          19620.00                           14036.00
                                                                          20989.00                           14790.00
                                                                          20999.00                           14416.00
10/03                                                                     22554.00                           15662.00
                                                                          23115.00                           16172.00
                                                                          23440.00                           16244.00
                                                                          24838.00                           17097.00
                                                                          24799.00                           17072.00
                                                                          24602.00                           17152.00
                                                                          23519.00                           16291.00
                                                                          23765.00                           16615.00
                                                                          24543.00                           17168.00
                                                                          22544.00                           15627.00
                                                                          22249.00                           15291.00
                                                                          23470.00                           16136.00
10/04                                                                     24218.00                           16528.00
                                                                          25872.00                           17925.00
                                                                          26984.00                           18568.00
                                                                          25783.00                           17733.00
                                                                          26502.00                           17976.00
                                                                          26167.00                           17302.00
4/05                                                                      24956.00                           16201.00

    --- SMALLCAP GROWTH FUND                   --- RUSSELL 2000 GROWTH INDEX
        $9,450  starting value                     $10,000 starting value
        $24,956 ending value                       $16,201 ending value

RUSSELL 2000 GROWTH INDEX is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values.
The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGERS

DAVID J. ELLIOTT, CFA
Vice President

DORIS T. DWYER
Vice President

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 4/30/05)

              INCEPTION      1        5        10       SINCE
                 DATE       YEAR     YEAR     YEAR    INCEPTION
--------------------------------------------------------------------
SmallCap A#     1/4/1988    6.11%   -6.63%   10.20%    12.25%
--------------------------------------------------------------------
SmallCap A##    1/4/1988    0.28%   -7.68%    9.58%    11.88%
--------------------------------------------------------------------
SmallCap B#   11/14/1994    5.41%   -7.20%    NA*       NA*
--------------------------------------------------------------------
SmallCap B##  11/14/1994    0.41%   -7.46%    NA*       NA*
--------------------------------------------------------------------
SmallCap C#   11/14/1994    5.41%   -7.23%     NA       9.93%
--------------------------------------------------------------------
SmallCap C##  11/14/1994    4.41%   -7.23%     NA       9.93%
--------------------------------------------------------------------
SmallCap H#   11/14/1994    5.53%   -7.16%    NA*       NA*
--------------------------------------------------------------------
SmallCap H##  11/14/1994    1.53%   -7.41%    NA*       NA*
--------------------------------------------------------------------
SmallCap L#     1/4/1988    6.24%   -6.61%   10.21%    12.25%
--------------------------------------------------------------------
SmallCap L##    1/4/1988    1.20%   -7.51%    9.68%    11.94%
--------------------------------------------------------------------
SmallCap M#   11/14/1994    5.59%   -7.14%    NA*       NA*
--------------------------------------------------------------------
SmallCap M##  11/14/1994    1.59%   -7.40%    NA*       NA*
--------------------------------------------------------------------
SmallCap N#   11/14/1994    5.58%   -7.16%     NA       9.97%
--------------------------------------------------------------------
SmallCap N##  11/14/1994    4.58%   -7.16%     NA       9.97%
--------------------------------------------------------------------
SmallCap Y#    2/19/2002    6.64%     NA       NA       6.96%
--------------------------------------------------------------------

 # Without sales charge
 ## With sales charge
NA Not Applicable
 * 10 year and inception returns are not applicable for Classes
   B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) New Classes A, B and C were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Classes L, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Classes A, B and C shares expenses were applied during that period.
(2) The initial investment in Classes A and L shares reflects the maximum sales charge and Classes B, C, H, M and N reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, H, L, M, N and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Small Cap Growth Fund Class A, before sales charge, returned 3.05% for the six-month period ended April 30, 2005. The Fund outperformed the Russell 2000 Growth Index, which declined 1.98%, the Lipper Small-Cap Growth average, which declined 0.79%, as well as the Lipper Small-Cap Core average (the Fund's current peer group), which gained 1.87%.

WHY DID THE FUND PERFORM THIS WAY?

Superior stock selection within all economic sectors drove outperformance relative to the benchmark. Information Technology, Industrials and Consumer Discretionary were the areas of greatest strength relative to the benchmark. Shares of United Defense Industries (Capital Goods) were the largest contributor to the Fund's gain during the period as a result of $75 per share buyout offer of BAE Systems, the largest UK defense company. The buyout (all cash offer) was at more than a 40% premium to the prior night's close. We sold United Defense during the period. Within Information Technology, Comtech Telecommunications (Technology Hardware & Equipment) was a major contributor, as a result of exceeding earnings estimates. Other strong performers during the period were Standard Pacific (Consumer Durables & Apparel), which advanced on higher earnings and increased guidance, and Frontier Oil (Energy), which benefited from rising oil prices.

Weakness in some of the Fund's Financials, Health Care and Information Technology holdings partially offset these results. R&G Financial (Banks) declined as a result of earnings restatements and an SEC investigation. We did not own the stock as of the end of the period. Within Health Care, NPS Pharmaceuticals (Pharmaceuticals & Biotechnology) was negatively impacted by concerns over its osteoporosis drug, Preos. Lastly, Information Technology holding Cabot Microelectronics (Semiconductors & Semiconductor Equipment) declined as a result of lower than expected earnings.

WHAT IS THE OUTLOOK?

Our current outlook for 2005 is for a slowing from the 4.4% growth in 2004 to around 3%. In our view, this will be driven by slower growth in consumer spending due to higher energy costs

--------------------------------------------------------------------------------

and higher gasoline prices. In addition, slower job growth and tight fiscal policy are also likely to dampen consumer spending. We do however expect decent albeit slower growth in corporate profits and business investment.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             6.0%
-------------------------------------------------------------------
Capital Goods                                               2.9
-------------------------------------------------------------------
Consumer Cyclical                                          11.6
-------------------------------------------------------------------
Energy                                                      4.0
-------------------------------------------------------------------
Finance                                                    22.6
-------------------------------------------------------------------
Health Care                                                18.3
-------------------------------------------------------------------
Services                                                   17.2
-------------------------------------------------------------------
Technology                                                 24.7
-------------------------------------------------------------------
Transportation                                              2.2
-------------------------------------------------------------------
Utilities                                                   0.6
-------------------------------------------------------------------
Other Assets & Liabilities                                -10.1
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Stock Fund
(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                       LONG-TERM
                                                                         GROWTH
                                                                         OF
                                                                        CAPITAL,
                                                                         WITH
                                                                         INCOME
                                                                         AS A
                                                                       SECONDARY
                                                                  CONSIDERATION.
PERFORMANCE OVERVIEW(3) 7/22/96 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                         STOCK FUND                       S&P 500 INDEX
                                                                         ----------                       -------------
7/22/96                                                                    9450.00                           10000.00
                                                                           9526.00                           10102.00
                                                                           9668.00                           10317.00
                                                                          10178.00                           10897.00
10/96                                                                     10443.00                           11198.00
                                                                          11180.00                           12043.00
                                                                          10915.00                           11805.00
                                                                          11568.00                           12542.00
                                                                          11653.00                           12641.00
                                                                          11313.00                           12122.00
                                                                          11900.00                           12845.00
                                                                          12639.00                           13630.00
                                                                          13267.00                           14236.00
                                                                          14196.00                           15368.00
                                                                          13373.00                           14507.00
                                                                          14055.00                           15301.00
10/97                                                                     13675.00                           14790.00
                                                                          14244.00                           15475.00
                                                                          14387.00                           15741.00
                                                                          14510.00                           15914.00
                                                                          15620.00                           17061.00
                                                                          16522.00                           17935.00
                                                                          16874.00                           18118.00
                                                                          16551.00                           17806.00
                                                                          17500.00                           18529.00
                                                                          17671.00                           18333.00
                                                                          15081.00                           15684.00
                                                                          15706.00                           16689.00
10/98                                                                     16939.00                           18044.00
                                                                          17917.00                           19138.00
                                                                          18895.00                           20240.00
                                                                          19509.00                           21086.00
                                                                          19135.00                           20430.00
                                                                          20074.00                           21248.00
                                                                          20975.00                           22070.00
                                                                          20361.00                           21549.00
                                                                          21694.00                           22745.00
                                                                          21089.00                           22035.00
                                                                          20762.00                           21925.00
                                                                          20187.00                           21324.00
10/99                                                                     21271.00                           22674.00
                                                                          21633.00                           23134.00
                                                                          23108.00                           24495.00
                                                                          22013.00                           23265.00
                                                                          22052.00                           22825.00
                                                                          24183.00                           25058.00
                                                                          23489.00                           24304.00
                                                                          22970.00                           23805.00
                                                                          23469.00                           24391.00
                                                                          22976.00                           24010.00
                                                                          24180.00                           25501.00
                                                                          23046.00                           24155.00
10/00                                                                     23076.00                           24054.00
                                                                          21694.00                           22158.00
                                                                          21932.00                           22267.00
                                                                          22500.00                           23057.00
                                                                          20887.00                           20957.00
                                                                          19369.00                           19630.00
                                                                          20754.00                           21153.00
                                                                          20920.00                           21295.00
                                                                          20008.00                           20777.00
                                                                          19760.00                           20574.00
                                                                          18446.00                           19288.00
                                                                          17112.00                           17731.00
10/01                                                                     17475.00                           18070.00
                                                                          18789.00                           19456.00
                                                                          18924.00                           19627.00
                                                                          18459.00                           19341.00
                                                                          18189.00                           18967.00
                                                                          18810.00                           19680.00
                                                                          17226.00                           18488.00
                                                                          16978.00                           18352.00
                                                                          15747.00                           17045.00
                                                                          14796.00                           15717.00
                                                                          14661.00                           15820.00
                                                                          13026.00                           14102.00
10/02                                                                     14207.00                           15342.00
                                                                          15272.00                           16244.00
                                                                          14289.00                           15290.00
                                                                          13896.00                           14891.00
                                                                          13607.00                           14668.00
                                                                          13658.00                           14810.00
                                                                          14694.00                           16029.00
                                                                          15408.00                           16872.00
                                                                          15625.00                           17088.00
                                                                          16008.00                           17389.00
                                                                          16205.00                           17728.00
                                                                          15936.00                           17540.00
10/03                                                                     16774.00                           18531.00
                                                                          16918.00                           18694.00
                                                                          17911.00                           19674.00
                                                                          17994.00                           20036.00
                                                                          18107.00                           20314.00
                                                                          17776.00                           20008.00
                                                                          17527.00                           19693.00
                                                                          17755.00                           19963.00
                                                                          18138.00                           20351.00
                                                                          17465.00                           19677.00
                                                                          17465.00                           19756.00
                                                                          17383.00                           19969.00
10/04                                                                     17341.00                           20275.00
                                                                          17889.00                           21094.00
                                                                          18473.00                           21811.00
                                                                          18129.00                           21279.00
                                                                          18504.00                           21725.00
                                                                          17953.00                           21341.00
4/05                                                                      17775.00                           20935.00

    --- STOCK FUND                             --- S&P 500 INDEX
        $9,450  starting value                     $10,000 starting value
        $17,775 ending value                       $20,935 ending value

S&P 500 INDEX is a market capitalization weighted price index composed of 500 widely held common stocks.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 4/30/05)

           INCEPTION                       SINCE
             DATE      1 YEAR   5 YEAR   INCEPTION
-------------------------------------------------------
Stock A#   7/22/1996    1.41%   -5.43%     7.47%
-------------------------------------------------------
Stock A##  7/22/1996   -4.19%   -6.49%     6.78%
-------------------------------------------------------
Stock B#   7/22/1996    0.56%   -6.13%     NA*
-------------------------------------------------------
Stock B##  7/22/1996   -4.44%   -6.49%     NA*
-------------------------------------------------------
Stock C#   7/22/1996    0.69%   -6.02%     6.75%
-------------------------------------------------------
Stock C##  7/22/1996   -0.31%   -6.02%     6.75%
-------------------------------------------------------
Stock Y#   7/22/1996    2.00%   -4.90%     8.01%
-------------------------------------------------------

 # Without sales charge
## With sales charge
 * Inception returns are not applicable for Classes B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

RAND L. ALEXANDER, CFA
Senior Vice President, Partner
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

The Hartford Stock Fund Class A, before sales charge, returned 2.50% for the six-month period ended April 30, 2005, in line with average return of 2.52% by its Lipper Large Cap Core peer group, and behind the 3.28% return of its benchmark, the S&P 500 Index.

WHY DID THE FUND PERFORM THIS WAY?

The Fund trailed the S&P 500 Index because positive sector allocation decisions were offset by relatively weak stock selection in certain sectors. The Fund benefited from being overweight in the strong performing Energy and Health Care sectors and by having no exposure to the poor-performing Telecommunications Services sector. The Fund was held back slightly, however, by not having exposure to Utilities stocks. Utility stocks were the strongest area of the market during the period.

Stock selection in Health Care, Financials, and Energy contributed to the Fund's underperformance relative to the benchmark. The largest detractors from absolute results during the period were American International Group (AIG) (Insurance), Home Depot (Retailing), and Fannie Mae (Banks). Each stock remained in the portfolio at the end of the period. AIG declined after investigations into accounting and business practices, which led to the resignation of their longtime CEO, Hank Greenberg. Home Depot suffered from fears that sustained high energy prices and rising interest rates would dampen consumer spending. Fannie Mae declined due to concerns regarding regulatory scrutiny of accounting practices.

Areas of strength during the period included strong stock selection in Information Technology, Industrials, and Consumer Discretionary as well as solid performance from holdings Exxon Mobil (Energy) , General Electric (Capital Goods), and Gillette (Household and Personal Products). Exxon Mobil was well-positioned in the environment of high energy prices. General Electric is executing well across several of their business units. Gillette shares rose sharply after Procter & Gamble announced their plans to acquire the company.

WHAT IS THE OUTLOOK?

On May 1, 2005, Steven T. Irons and Saul J. Pannell replaced Rand L. Alexander as managers of The Hartford Stock Fund; Mr. Alexander is retiring from Wellington Management Company, LLP. Mr. Irons and Mr. Pannell are both experienced investment professionals who have successful track records with The Hartford funds. Mr. Irons has been involved with The Hartford Value Fund and The Hartford Equity Income Fund investment team and Mr. Pannell has been portfolio manager for The Hartford Capital Appreciation Fund.

--------------------------------------------------------------------------------

Mr. Irons and Mr. Pannell will continue to manage the fund with a large cap, core approach. They will apply a bottom-up investment process in constructing a diversified portfolio. They will look for companies that exhibit the following qualities: industry leadership, strong balance sheets, solid management, high return on equity, accelerating earnings, and/or attractive valuation with a catalyst.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             5.0%
-------------------------------------------------------------------
Capital Goods                                               6.6
-------------------------------------------------------------------
Consumer Cyclical                                           8.5
-------------------------------------------------------------------
Consumer Staples                                            9.6
-------------------------------------------------------------------
Energy                                                     10.7
-------------------------------------------------------------------
Finance                                                    22.3
-------------------------------------------------------------------
Health Care                                                15.3
-------------------------------------------------------------------
Services                                                    3.8
-------------------------------------------------------------------
Technology                                                 21.7
-------------------------------------------------------------------
Utilities                                                   0.2
-------------------------------------------------------------------
Other Assets & Liabilities                                 -3.7
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Tax-Free California Fund
(subadvised by Hartford Investment Management Company)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                         TO
                                                                         PROVIDE
                                                                         CURRENT
                                                                         INCOME
                                                                         EXEMPT
                                                                         FROM
                                                                         BOTH
                                                                         FEDERAL
                                                                         AND
                                                                      CALIFORNIA
                                                                         INCOME
                                                                         TAX.
PERFORMANCE OVERVIEW(2) 10/31/02 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                                LEHMAN BROTHERS CALIFORNIA EXEMPT
                                                                 TAX-FREE CALIFORNIA FUND                     INDEX
                                                                 ------------------------       ---------------------------------
10/31/02                                                                   9550                               10000
                                                                           9476                                9985
                                                                           9718                               10166
                                                                           9620                               10116
                                                                           9814                               10269
                                                                           9805                               10274
                                                                           9863                               10562
                                                                          10116                               10630
                                                                          10000                               10549
                                                                           9437                               10152
                                                                           9540                               10234
                                                                           9869                               10529
10/03                                                                      9842                               10491
                                                                           9990                               10618
                                                                          10087                               10704
                                                                          10142                               10770
                                                                          10337                               10948
                                                                          10319                               10923
                                                                          10018                               10652
                                                                           9970                               10611
                                                                          10023                               10679
                                                                          10189                               10821
                                                                          10478                               11058
                                                                          10541                               11116
10/04                                                                     10643                               11231
                                                                          10550                               11149
                                                                          10706                               11293
                                                                          10831                               11421
                                                                          10790                               11386
                                                                          10727                               11310
4/05                                                                      10925                               11448

    --- TAX-FREE CALIFORNIA FUND              --- LEHMAN BROTHERS CALIFORNIA MUNICIPAL
        $9,550  starting value                    BOND INDEX
        $10,925 ending value                      $10,000 starting value
                                                  $11,448 ending value

LEHMAN BROTHERS CALIFORNIA MUNICIPAL BOND INDEX is an unmanaged index of municipal bonds issued by the State of California with maturities greater than two years.
The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGER

Charles Grande
Senior Vice President

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 4/30/05)

                INCEPTION               SINCE
                   DATE      1 YEAR   INCEPTION
----------------------------------------------------
California A#   10/31/2002   9.05%      5.52%
----------------------------------------------------
California A##  10/31/2002   4.11%      3.60%
----------------------------------------------------
California B#   10/31/2002   8.26%      4.74%
----------------------------------------------------
California B##  10/31/2002   3.26%      3.61%
----------------------------------------------------
California C#   10/31/2002   8.14%      4.81%
----------------------------------------------------
California C##  10/31/2002   7.14%      4.81%
----------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B and C shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the six-month period ended April 30, 2005, The Hartford California Fund Class A placed in the 1st quartile of its Lipper peer group with a total return, before sales charge, of 2.63% versus the 2.20% for the Lipper peer group and a return of 2.35% for the Lehman Brothers California Municipal Bond Index.

The primary objective of The Hartford Tax-Free California Fund is to provide current income exempt from both federal and California income tax. As of April 30, 2005, the SEC yield for the Fund's Class A shares was 3.00%.

WHY DID THE FUND PERFORM THIS WAY?

Over the period, Fund performance benefited from a year end rally, especially in longer maturities, where the Fund has an overweight. As the new year has progressed, the combination of exposure to longer dated bonds and an underweight to the short end of the curve benefited performance as a result of a front-end driven flattening of the yield curve. The Fund also benefited from an overweight to revenue bonds and from actively trading in an out of the California general obligation debt as credit spreads have been volatile during this period. Additionally, we continued to focus on purchasing premium bonds. Premium bonds tend to outperform general market bonds as rates rise. We maintained an overweight to revenue bonds, especially high yield revenue bonds, for incremental yield. Over the last six months high yield credit spreads have tightened considerably. The Fund held an overweight to health care and special assessment bonds with strong credit profiles. Within health care, we opportunistically added exposure when we felt we were being compensated for the risk. With increasing concerns about a potential bubble in the housing market, however, we have become more selective in adding exposure to special tax bonds, especially California special tax housing bonds. Our analysis has indicated that tobacco bonds are poised to outperform general market credits. Improving conditions in the tobacco litigation environment provided an opportunity to add tobacco bonds to the portfolio for performance and additional yield.

WHAT IS YOUR OUTLOOK?

California State revenue for the first 10 months of the fiscal year (through April) was $4.4 billion above budget. The State's continuing recovery has generated substantial additional revenue attributable to improved stock market returns (capital gains taxes) and business growth. California still faces an estimated $8 billion current year budget gap, but a marked improvement over recent historic deficits, peaking in fiscal year 2003 at $15.4 billion. Credit spreads in the State debt have tightened considerably, reflective of fundamental credit improvement.

--------------------------------------------------------------------------------

Due to significant spread tightening over the past months, we remain increasing selective when purchasing high yield credits and are less sanguine about the outlook for high yield debt. Overall issuance has exceeded expectations as issuers take advantage of lower long term yields and municipalities. In the long term we believe municipal performance will be greatly influenced by technical factors and expect municipal bonds will outperform last in the year as supply begins to wane. In the short term, we anticipate additional issuance as authorized bond issuance is brought to market prior to the fiscal year end, and thus municipal performance could be volatile over the next few months.

DISTRIBUTION BY CREDIT QUALITY
as of April 30, 2005

                                                      PERCENTAGE OF
RATING                                                  HOLDINGS
-------------------------------------------------------------------
AAA                                                        32.5%
-------------------------------------------------------------------
A                                                          10.2
-------------------------------------------------------------------
BBB                                                        20.9
-------------------------------------------------------------------
NR                                                         36.4
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Finance                                                     2.0%
-------------------------------------------------------------------
General Obligations                                        17.9
-------------------------------------------------------------------
Health Care/Services                                        8.4
-------------------------------------------------------------------
Higher Education (Univ., Dorms, etc.)                      17.8
-------------------------------------------------------------------
Housing (HFA's, etc.)                                       3.6
-------------------------------------------------------------------
Land Development                                            8.7
-------------------------------------------------------------------
Miscellaneous                                              17.9
-------------------------------------------------------------------
Pollution Control                                           1.4
-------------------------------------------------------------------
Public Facilities                                           9.8
-------------------------------------------------------------------
Utilities -- Combined                                       1.6
-------------------------------------------------------------------
Utilities -- Gas                                            1.8
-------------------------------------------------------------------
Utilities -- Water and Sewer                                8.2
-------------------------------------------------------------------
Waste Disposal                                              2.2
-------------------------------------------------------------------
Other Assets & Liabilities                                 -1.3
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Tax-Free Minnesota Fund
(subadvised by Hartford Investment Management Company)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                         TO
                                                                         PROVIDE
                                                                         CURRENT
                                                                         INCOME
                                                                         EXEMPT
                                                                         FROM
                                                                         BOTH
                                                                         FEDERAL
                                                                         INCOME
                                                                         TAX AND
                                                                       MINNESOTA
                                                                         STATE
                                                                        PERSONAL
                                                                         INCOME
                                                                         TAX.

PERFORMANCE OVERVIEW(1,3) 4/30/95 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge
(LINE GRAPH)

                                                                                                  LEHMAN BROTHERS MUNICIPAL BOND
                                                                  TAX-FREE MINNESOTA FUND                     INDEX
                                                                  -----------------------         ------------------------------
4/30/95                                                                    9550.00                           10000.00
                                                                           9821.00                           10319.00
                                                                           9724.00                           10229.00
                                                                           9789.00                           10326.00
                                                                           9881.00                           10457.00
                                                                           9926.00                           10523.00
10/95                                                                     10068.00                           10676.00
                                                                          10210.00                           10853.00
                                                                          10313.00                           10957.00
                                                                          10357.00                           11040.00
                                                                          10285.00                           10966.00
                                                                          10152.00                           10825.00
                                                                          10127.00                           10795.00
                                                                          10132.00                           10791.00
                                                                          10227.00                           10908.00
                                                                          10312.00                           11007.00
                                                                          10297.00                           11004.00
                                                                          10423.00                           11158.00
10/96                                                                     10509.00                           11284.00
                                                                          10657.00                           11491.00
                                                                          10621.00                           11443.00
                                                                          10625.00                           11464.00
                                                                          10712.00                           11569.00
                                                                          10571.00                           11415.00
                                                                          10658.00                           11511.00
                                                                          10798.00                           11684.00
                                                                          10907.00                           11808.00
                                                                          11165.00                           12136.00
                                                                          11042.00                           12022.00
                                                                          11163.00                           12165.00
10/97                                                                     11231.00                           12243.00
                                                                          11289.00                           12315.00
                                                                          11446.00                           12494.00
                                                                          11546.00                           12623.00
                                                                          11528.00                           12627.00
                                                                          11531.00                           12638.00
                                                                          11469.00                           12581.00
                                                                          11648.00                           12780.00
                                                                          11684.00                           12831.00
                                                                          11710.00                           12863.00
                                                                          11936.00                           13062.00
                                                                          12084.00                           13225.00
10/98                                                                     12031.00                           13224.00
                                                                          12080.00                           13271.00
                                                                          12105.00                           13304.00
                                                                          12221.00                           13462.00
                                                                          12165.00                           13403.00
                                                                          12154.00                           13422.00
                                                                          12190.00                           13455.00
                                                                          12095.00                           13378.00
                                                                          11941.00                           13185.00
                                                                          11975.00                           13233.00
                                                                          11891.00                           13127.00
                                                                          11878.00                           13132.00
10/99                                                                     11745.00                           12990.00
                                                                          11853.00                           13128.00
                                                                          11793.00                           13030.00
                                                                          11733.00                           12974.00
                                                                          11880.00                           13124.00
                                                                          12076.00                           13411.00
                                                                          12005.00                           13332.00
                                                                          11933.00                           13263.00
                                                                          12197.00                           13614.00
                                                                          12349.00                           13803.00
                                                                          12527.00                           14016.00
                                                                          12456.00                           13943.00
10/00                                                                     12598.00                           14095.00
                                                                          12690.00                           14202.00
                                                                          13036.00                           14553.00
                                                                          13116.00                           14697.00
                                                                          13171.00                           14744.00
                                                                          13262.00                           14876.00
                                                                          13083.00                           14715.00
                                                                          13239.00                           14873.00
                                                                          13314.00                           14973.00
                                                                          13510.00                           15195.00
                                                                          13709.00                           15445.00
                                                                          13649.00                           15393.00
10/01                                                                     13831.00                           15576.00
                                                                          13658.00                           15445.00
                                                                          13518.00                           15299.00
                                                                          13711.00                           15564.00
                                                                          13781.00                           15752.00
                                                                          13548.00                           15443.00
                                                                          13798.00                           15745.00
                                                                          13864.00                           15841.00
                                                                          14024.00                           16009.00
                                                                          14185.00                           16216.00
                                                                          14334.00                           16410.00
                                                                          14632.00                           16769.00
10/02                                                                     14337.00                           16491.00
                                                                          14235.00                           16422.00
                                                                          14570.00                           16768.00
                                                                          14502.00                           16726.00
                                                                          14723.00                           16961.00
                                                                          14711.00                           16971.00
                                                                          14771.00                           17083.00
                                                                          15165.00                           17483.00
                                                                          15082.00                           17407.00
                                                                          14477.00                           16798.00
                                                                          14568.00                           16924.00
                                                                          15055.00                           17422.00
10/03                                                                     14944.00                           17335.00
                                                                          15120.00                           17515.00
                                                                          15268.00                           17660.00
                                                                          15330.00                           17761.00
                                                                          15567.00                           18027.00
                                                                          15542.00                           17964.00
                                                                          15165.00                           17538.00
                                                                          15126.00                           17475.00
                                                                          15160.00                           17538.00
                                                                          15358.00                           17770.00
                                                                          15675.00                           18125.00
                                                                          15771.00                           18221.00
10/04                                                                     15895.00                           18378.00
                                                                          15746.00                           18227.00
                                                                          15948.00                           18450.00
                                                                          16074.00                           18621.00
                                                                          16014.00                           18560.00
                                                                          15908.00                           18443.00
4/05                                                                      16140.00                           18734.00

    --- TAX-FREE MINNESOTA FUND               --- LEHMAN BROTHERS MUNICIPAL BOND INDEX
        $9,550  starting value                    $10,000 starting value
        $16,140 ending value                      $18,734 ending value

LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index of municipal bonds with maturities greater than two years.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGER

CHARLES GRANDE
Senior Vice President

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 4/30/05)

                 INCEPTION        1        5      10       SINCE
                    DATE         YEAR    YEAR    YEAR    INCEPTION
-----------------------------------------------------------------------
Minnesota A#       6/2/1986      6.43%   6.10%   5.39%     6.09%
-----------------------------------------------------------------------
Minnesota A##      6/2/1986      1.61%   5.13%   4.90%     5.84%
-----------------------------------------------------------------------
Minnesota B#     11/14/1994      5.66%   5.37%    NA*      NA*
-----------------------------------------------------------------------
Minnesota B##    11/14/1994      0.66%   5.04%    NA*      NA*
-----------------------------------------------------------------------
Minnesota C#     11/14/1994      5.75%   5.34%    NA       5.11%
-----------------------------------------------------------------------
Minnesota C##    11/14/1994      4.75%   5.34%    NA       5.11%
-----------------------------------------------------------------------
Minnesota E#       6/2/1986      6.53%   6.40%   5.53%     6.17%
-----------------------------------------------------------------------
Minnesota E##      6/2/1986      1.73%   5.42%   5.05%     5.91%
-----------------------------------------------------------------------
Minnesota H#     11/14/1994      5.74%   5.41%    NA*      NA*
-----------------------------------------------------------------------
Minnesota H##    11/14/1994      1.74%   5.08%    NA*      NA*
-----------------------------------------------------------------------
Minnesota L#     11/14/1994      6.41%   6.19%    NA       5.92%
-----------------------------------------------------------------------
Minnesota L##    11/14/1994      1.60%   5.22%    NA       5.46%
-----------------------------------------------------------------------
Minnesota M#     11/14/1994      5.74%   5.46%    NA*      NA*
-----------------------------------------------------------------------
Minnesota M##    11/14/1994      1.74%   5.13%    NA*      NA*
-----------------------------------------------------------------------
Minnesota N#     11/14/1994      5.64%   5.46%    NA       5.14%
-----------------------------------------------------------------------
Minnesota N##    11/14/1994      4.64%   5.46%    NA       5.14%
-----------------------------------------------------------------------
Minnesota Y#      2/19/2002      6.44%    NA      NA       5.47%
-----------------------------------------------------------------------

 # Without sales charge
 ## With sales charge
NA Not Applicable
 * 10 year and inception returns are not applicable for Classes
   B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) New Classes A, B and C were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Classes E, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Classes A, B and C shares expenses were applied during that period.
(2) The initial investment in Class A, E and L shares reflects the maximum sales charge and Classes B, C, H, M and N reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, E, H, L, M, N and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the six-month period ended April 30, 2005, The Hartford Tax-Free Minnesota Fund Class A placed in the 2nd quartile of its Lipper peer group with a total return, before sales charge, of 1.54% versus a return of 1.69% for the Lipper per group and 1.95% for the Lehman Brothers Municipal Bond Index.

The primary objective of The Hartford Tax-Free Minnesota Fund is to provide current income exempt from both federal tax and Minnesota state personal income tax. As of April 30, 2005, the SEC yield for this Fund's Class A shares was 2.88%.

WHY DID THE FUND PERFORM THIS WAY?

For most of the period, the Fund's duration was shorter than the peer group, leading to some under performance during the market rally, which occurred during the later half of last year. Fund performance continued to struggle in the first half of the new year because of a lack of exposure to better performing long maturity securities. This has been especially true as the curve has flattened with the rise in short term rates and little movement in very long maturities. We have continued to focus on premium bonds. Premium bonds tend to outperform general market bonds as rates rise. We also continued to overweight revenue sector bonds for the extra yield they offer and as we felt they were poised to outperform. Spreads in fact narrowed on revenue bonds, helping to bolster performance. In addition, the Fund was overweight in select bonds with strong credit profiles in education, including charter schools and leasing bonds, helping to add to performance and yield. While the lack of issuance in the State of Minnesota has proven to be a challenge, we were able to purchase bonds, such as United Hospital District bonds backed by property taxes and Augsburg College bonds, both of which were higher yielding bonds.

WHAT IS YOUR OUTLOOK?

Across all states, revenue collections grew at a rate of 7.8% during the fourth quarter of 2004, which ranks as one of the strongest quarters since 1991 and marks the seventh straight quarter of state revenue growth. Moody's revised its outlook on the state sector as a whole to stable from negative. Minnesota's economy has shown strength with unemployment claims in March dropping 12% year-over-year, with all industry sectors contributing to the decline.

--------------------------------------------------------------------------------

We remain concerned about challenges facing all states such as the growing costs of Medicaid, education and correctional facilities. Overall issuance continues to exceed expectations as issuers take advantage of lower long-term yields. In the long term we believe municipal performance will be greatly influenced by technical factors and expect municipal bonds will outperform later in the year as supply begins to wane. In the short term, we anticipate additional issuance as authorized bond issuance is brought to market prior to the fiscal year end, and thus municipal performance could be volatile over the next few months. Finally, we expect credit spreads to remain tight for Minnesota bonds.

DISTRIBUTION BY CREDIT QUALITY
as of April 30, 2005

                                                      PERCENTAGE OF
RATING                                                  HOLDINGS
-------------------------------------------------------------------
AAA                                                        18.6%
-------------------------------------------------------------------
AA                                                         26.1
-------------------------------------------------------------------
A                                                          17.5
-------------------------------------------------------------------
BBB                                                        20.6
-------------------------------------------------------------------
NR                                                         17.2
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Airport Revenues                                            3.0%
-------------------------------------------------------------------
Finance                                                     4.8
-------------------------------------------------------------------
General Obligations                                        31.7
-------------------------------------------------------------------
Health Care/Services                                       12.9
-------------------------------------------------------------------
Higher Education (Univ., Dorms, etc.)                       4.7
-------------------------------------------------------------------
Housing (HFA's, etc.)                                      12.5
-------------------------------------------------------------------
Miscellaneous                                               9.7
-------------------------------------------------------------------
Pollution Control                                           1.4
-------------------------------------------------------------------
Public Facilities                                           2.3
-------------------------------------------------------------------
Transportation                                              5.2
-------------------------------------------------------------------
Utilities -- Combined                                       0.8
-------------------------------------------------------------------
Utilities -- Electric                                       4.4
-------------------------------------------------------------------
Utilities -- Water and Sewer                                4.7
-------------------------------------------------------------------
Other Assets & Liabilities                                  1.9
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Tax-Free National Fund
(subadvised by Hartford Investment Management Company)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                         TO
                                                                         PROVIDE
                                                                         CURRENT
                                                                         INCOME
                                                                         EXEMPT
                                                                         FROM
                                                                         FEDERAL
                                                                         INCOME
                                                                         TAX.

PERFORMANCE OVERVIEW(1,3) 4/30/95 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge
(LINE GRAPH)

                                                                                                  LEHMAN BROTHERS MUNICIPAL BOND
                                                                   TAX-FREE NATIONAL FUND                     INDEX
                                                                   ----------------------         ------------------------------
4/30/95                                                                    9550.00                           10000.00
                                                                           9858.00                           10319.00
                                                                           9703.00                           10229.00
                                                                           9786.00                           10326.00
                                                                           9894.00                           10457.00
                                                                           9938.00                           10523.00
10/95                                                                     10094.00                           10676.00
                                                                          10306.00                           10853.00
                                                                          10416.00                           10957.00
                                                                          10469.00                           11040.00
                                                                          10363.00                           10966.00
                                                                          10207.00                           10825.00
                                                                          10156.00                           10795.00
                                                                          10161.00                           10791.00
                                                                          10254.00                           10908.00
                                                                          10375.00                           11007.00
                                                                          10352.00                           11004.00
                                                                          10503.00                           11158.00
10/96                                                                     10617.00                           11284.00
                                                                          10809.00                           11491.00
                                                                          10746.00                           11443.00
                                                                          10742.00                           11464.00
                                                                          10827.00                           11569.00
                                                                          10673.00                           11415.00
                                                                          10760.00                           11511.00
                                                                          10916.00                           11684.00
                                                                          11034.00                           11808.00
                                                                          11394.00                           12136.00
                                                                          11215.00                           12022.00
                                                                          11364.00                           12165.00
10/97                                                                     11430.00                           12243.00
                                                                          11487.00                           12315.00
                                                                          11684.00                           12494.00
                                                                          11802.00                           12623.00
                                                                          11775.00                           12627.00
                                                                          11758.00                           12638.00
                                                                          11656.00                           12581.00
                                                                          11879.00                           12780.00
                                                                          11902.00                           12831.00
                                                                          11913.00                           12863.00
                                                                          12118.00                           13062.00
                                                                          12269.00                           13225.00
10/98                                                                     12227.00                           13224.00
                                                                          12261.00                           13271.00
                                                                          12294.00                           13304.00
                                                                          12417.00                           13462.00
                                                                          12340.00                           13403.00
                                                                          12319.00                           13422.00
                                                                          12365.00                           13455.00
                                                                          12254.00                           13378.00
                                                                          12042.00                           13185.00
                                                                          12077.00                           13233.00
                                                                          11965.00                           13127.00
                                                                          11955.00                           13132.00
10/99                                                                     11785.00                           12990.00
                                                                          11923.00                           13128.00
                                                                          11844.00                           13030.00
                                                                          11776.00                           12974.00
                                                                          11940.00                           13124.00
                                                                          12175.00                           13411.00
                                                                          12097.00                           13332.00
                                                                          12018.00                           13263.00
                                                                          12317.00                           13614.00
                                                                          12476.00                           13803.00
                                                                          12671.00                           14016.00
                                                                          12592.00                           13943.00
10/00                                                                     12728.00                           14095.00
                                                                          12817.00                           14202.00
                                                                          13220.00                           14553.00
                                                                          13310.00                           14697.00
                                                                          13339.00                           14744.00
                                                                          13450.00                           14876.00
                                                                          13207.00                           14715.00
                                                                          13355.00                           14873.00
                                                                          13451.00                           14973.00
                                                                          13664.00                           15195.00
                                                                          13955.00                           15445.00
                                                                          13873.00                           15393.00
10/01                                                                     14061.00                           15576.00
                                                                          13877.00                           15445.00
                                                                          13682.00                           15299.00
                                                                          13932.00                           15564.00
                                                                          14063.00                           15752.00
                                                                          13755.00                           15443.00
                                                                          14053.00                           15745.00
                                                                          14173.00                           15841.00
                                                                          14328.00                           16009.00
                                                                          14523.00                           16216.00
                                                                          14706.00                           16410.00
                                                                          15058.00                           16769.00
10/02                                                                     14746.00                           16491.00
                                                                          14615.00                           16422.00
                                                                          15009.00                           16768.00
                                                                          14906.00                           16726.00
                                                                          15165.00                           16961.00
                                                                          15144.00                           16971.00
                                                                          15274.00                           17083.00
                                                                          15702.00                           17483.00
                                                                          15584.00                           17407.00
                                                                          14867.00                           16798.00
                                                                          15014.00                           16924.00
                                                                          15464.00                           17422.00
10/03                                                                     15362.00                           17335.00
                                                                          15547.00                           17515.00
                                                                          15712.00                           17660.00
                                                                          15821.00                           17761.00
                                                                          16071.00                           18027.00
                                                                          16039.00                           17964.00
                                                                          15635.00                           17538.00
                                                                          15573.00                           17475.00
                                                                          15627.00                           17538.00
                                                                          15854.00                           17770.00
                                                                          16199.00                           18125.00
                                                                          16297.00                           18221.00
10/04                                                                     16453.00                           18378.00
                                                                          16315.00                           18227.00
                                                                          16533.00                           18450.00
                                                                          16706.00                           18621.00
                                                                          16640.00                           18560.00
                                                                          16516.00                           18443.00
4/05                                                                      16809.00                           18734.00

    --- TAX-FREE NATIONAL FUND                 --- LEHMAN BROTHERS MUNICIPAL BOND INDEX
        $9,550  starting value                     $10,000 starting value
        $16,809 ending value                       $18,734 ending value

LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged index of municipal bonds with maturities greater than two years.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGER

CHARLES GRANDE
Senior Vice President

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 4/30/05)

              INCEPTION      1      5      10      SINCE
                 DATE      YEAR    YEAR   YEAR   INCEPTION
---------------------------------------------------------------
National A#     6/2/1986   7.51%   6.80%  5.82%    6.58%
---------------------------------------------------------------
National A##    6/2/1986   2.63%   5.81%  5.33%    6.32%
---------------------------------------------------------------
National B#   11/14/1994   6.79%   5.87%   NA*       NA*
---------------------------------------------------------------
National B##  11/14/1994   1.79%   5.55%   NA*       NA*
---------------------------------------------------------------
National C#   11/14/1994   6.77%   5.95%   NA      5.59%
---------------------------------------------------------------
National C##  11/14/1994   5.77%   5.95%   NA      5.59%
---------------------------------------------------------------
National E#     6/2/1986   7.69%   6.94%  5.89%    6.62%
---------------------------------------------------------------
National E##    6/2/1986   2.80%   5.95%  5.40%    6.36%
---------------------------------------------------------------
National H#   11/14/1994   6.76%   5.95%   NA*       NA*
---------------------------------------------------------------
National H##  11/14/1994   2.76%   5.63%   NA*       NA*
---------------------------------------------------------------
National L#   11/14/1994   7.50%   6.71%   NA      6.38%
---------------------------------------------------------------
National L##  11/14/1994   2.70%   5.72%   NA      5.92%
---------------------------------------------------------------
National M#   11/14/1994   6.76%   5.93%   NA*       NA*
---------------------------------------------------------------
National M##  11/14/1994   2.76%   5.61%   NA*       NA*
---------------------------------------------------------------
National N#   11/14/1994   6.78%   5.94%   NA      5.59%
---------------------------------------------------------------
National N##  11/14/1994   5.78%   5.94%   NA      5.59%
---------------------------------------------------------------
National Y#    2/19/2002   7.58%    NA     NA      6.14%
---------------------------------------------------------------

 # Without sales charge
 ## With sales charge
NA Not Applicable
  * 10 year and inception returns are not applicable for Classes
    B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) New Classes A, B and C were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Classes E, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Classes A, B and C shares expenses were applied during that period.
(2) The initial investment in Classes A, E and L shares reflects the maximum sales charge and Classes B, C, H, M and N reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, E, H, L, M, N and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the six-month period ended April 30, 2005, The Hartford Tax-Free National Fund Class A placed in the 1st quartile of its Lipper peer group with a total return, before sales charge, of 2.16% versus the return of 1.59% for the Lipper peer group and a return of 1.95% for the Lehman Brothers Municipal Bond Index.

The primary objective of The Hartford Tax Free National Fund is to provide current income exempt from federal income tax. As April 30, 2005, the SEC yield for the Fund's Class A shares was 3.52%.

WHY DID THE FUND PERFORM THIS WAY?

Sustained growth in the US economy continued to foster a healthy environment for most municipal credits. State revenue collections grew at a rate of 7.8% during the fourth quarter of 2004, which ranks as one of the strongest quarters since 1991 and marked the seventh straight quarter of state revenue growth. In fact, Moody's revised its outlook on the state sector as a whole from negative to stable. Over the period, the Fund benefited from a year-end rally in municipals, especially those with maturities 13 years and longer. As the new year has progressed, the combination of the Fund's overweight to longer maturity bonds and its underweight to the short end of the yield curve benefited performance as a result of a front-end flattening of the yield curve. We continued to focus purchases on premium bonds. Premium bonds tend to out perform general market bonds as rates rise. We held an overweight to revenue bonds, especially high yield revenue bonds, for the incremental yield. For the six-month period ended April 30, 2005, high yield credits spreads have tightened considerably. The Fund maintained an over weight to education, special tax and health care bonds. In addition, our analysis has indicated that tobacco bonds are again poised to out perform general market credits. Improving conditions in the tobacco litigation environment provided an opportunity to add tobacco bonds to the portfolio for performance and additional yield.

WHAT IS YOUR OUTLOOK?

Challenges remain, especially for weaker performing manufacturing based State economies. We remain concerned with the growing costs of Medicaid, education and correctional facilities. Medicaid

--------------------------------------------------------------------------------

expenses are expected to continue increasing at an alarming rate. This fact holds negative consequences for both State/local credits and health care institutions. Due to significant spread tightening over the past months, we remain increasing selective when purchasing high yield credits and are less sanguine about the outlook for high yield debt. Overall issuance continues to exceed expectations as issuers take advantage of lower long term yields. In the long term we believe municipal performance will be greatly influenced by technical factors and expect municipal bonds will outperform later in the year as supply begins to wane. In the short-term, we anticipate additional issuance as authorized bond issuance is brought to market prior to the fiscal year end, and thus municipal performance could be volatile over the next few months.

DISTRIBUTION BY CREDIT QUALITY
as of April 30, 2005

                                                      PERCENTAGE OF
RATING                                                  HOLDINGS
-------------------------------------------------------------------
AAA                                                        21.4%
-------------------------------------------------------------------
AA                                                          8.6
-------------------------------------------------------------------
A                                                          11.8
-------------------------------------------------------------------
BBB                                                        27.5
-------------------------------------------------------------------
BB                                                          1.0
-------------------------------------------------------------------
NR                                                         29.7
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
---------------------------------------------------------------------
Airport Revenues                                            0.5%
---------------------------------------------------------------------
General Obligations                                        28.2
---------------------------------------------------------------------
Health Care/Services                                       11.8
---------------------------------------------------------------------
Higher Education (Univ., Dorms, etc.)                       7.9
---------------------------------------------------------------------
Housing (HFA's, etc.)                                       3.1
---------------------------------------------------------------------
Industrial                                                  0.7
---------------------------------------------------------------------
Land Development                                            4.5
---------------------------------------------------------------------
Miscellaneous                                              14.2
---------------------------------------------------------------------
Pollution Control                                           2.3
---------------------------------------------------------------------
Public Facilities                                           9.0
---------------------------------------------------------------------
Refunded with U.S. Gov't Securities                         1.6
---------------------------------------------------------------------
Short-Term Investments                                      1.8
---------------------------------------------------------------------
Transportation                                              2.2
---------------------------------------------------------------------
Utilities -- Combined                                       0.9
---------------------------------------------------------------------
Utilities -- Electric                                       4.1
---------------------------------------------------------------------
Utilities -- Water and Sewer                                5.4
---------------------------------------------------------------------
Other Assets & Liabilities                                  1.8
---------------------------------------------------------------------
TOTAL                                                     100.0%
---------------------------------------------------------------------

DISTRIBUTION BY STATE
as of April 30, 2005

                                                   PERCENTAGE OF
STATE                                                NET ASSETS
----------------------------------------------------------------------
Alabama                                                  2.1%
----------------------------------------------------------------------
Arizona                                                  6.2
----------------------------------------------------------------------
California                                              12.2
----------------------------------------------------------------------
Florida                                                  5.3
----------------------------------------------------------------------
Georgia                                                  5.5
----------------------------------------------------------------------
Illinois                                                 6.0
----------------------------------------------------------------------
Kentucky                                                 1.1
----------------------------------------------------------------------
Louisiana                                                0.5
----------------------------------------------------------------------
Maryland                                                 1.1
----------------------------------------------------------------------
Massachusetts                                            2.2
----------------------------------------------------------------------
Michigan                                                 5.2
----------------------------------------------------------------------
Minnesota                                                7.5
----------------------------------------------------------------------
Mississippi                                              0.3
----------------------------------------------------------------------
Missouri                                                 0.6
----------------------------------------------------------------------
Nevada                                                   1.6
----------------------------------------------------------------------
New Hampshire                                            0.8
----------------------------------------------------------------------
New Jersey                                               4.5
----------------------------------------------------------------------
New Mexico                                               0.7
----------------------------------------------------------------------
New York                                                 5.7
----------------------------------------------------------------------
North Carolina                                           1.1
----------------------------------------------------------------------
Ohio                                                     1.9
----------------------------------------------------------------------
Other U.S. Territories                                   2.0
----------------------------------------------------------------------
Pennsylvania                                             4.3
----------------------------------------------------------------------
Rhode Island                                             5.6
----------------------------------------------------------------------
South Carolina                                           1.1
----------------------------------------------------------------------
Tennessee                                                0.5
----------------------------------------------------------------------
Texas                                                    2.8
----------------------------------------------------------------------
Utah                                                     0.6
----------------------------------------------------------------------
Virginia                                                 1.7
----------------------------------------------------------------------
Washington                                               5.4
----------------------------------------------------------------------
Wisconsin                                                2.1
----------------------------------------------------------------------
Other Assets & Liabilities                               1.8
----------------------------------------------------------------------
TOTAL                                                  100.0%
----------------------------------------------------------------------

The Hartford Tax-Free New York Fund
(subadvised by Hartford Investment Management Company)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                         TO
                                                                         PROVIDE
                                                                         CURRENT
                                                                         INCOME
                                                                         EXEMPT
                                                                         FROM
                                                                        FEDERAL,
                                                                         NEW
                                                                         YORK
                                                                         STATE
                                                                         AND
                                                                         NEW
                                                                         YORK
                                                                         CITY
                                                                         INCOME
                                                                         TAX.
PERFORMANCE OVERVIEW(2) 10/31/02 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                   TAX-FREE NEW YORK FUND          LEHMAN NEW YORK EXEMPT INDEX
                                                                   ----------------------          ----------------------------
10/31/02                                                                   9550.00                           10000.00
                                                                           9474.00                            9945.00
                                                                           9733.00                           10161.00
                                                                           9660.00                           10138.00
                                                                           9831.00                           10275.00
                                                                           9850.00                           10285.00
                                                                           9937.00                           10349.00
                                                                          10256.00                           10584.00
                                                                          10168.00                           10542.00
                                                                           9643.00                           10185.00
                                                                           9752.00                           10267.00
                                                                          10097.00                           10562.00
10/03                                                                     10030.00                           10514.00
                                                                          10171.00                           10621.00
                                                                          10319.00                           10698.00
                                                                          10384.00                           10757.00
                                                                          10577.00                           10914.00
                                                                          10538.00                           10873.00
                                                                          10225.00                           10626.00
                                                                          10166.00                           10587.00
                                                                          10197.00                           10620.00
                                                                          10351.00                           10760.00
                                                                          10588.00                           10969.00
                                                                          10671.00                           11028.00
10/04                                                                     10784.00                           11120.00
                                                                          10665.00                           11027.00
                                                                          10821.00                           11154.00
                                                                          10936.00                           11251.00
                                                                          10892.00                           11219.00
                                                                          10818.00                           11147.00
4/05                                                                      10987.00                           11313.00

    --- TAX-FREE NEW YORK FUND                --- LEHMAN BROTHERS NEW YORK MUNICIPAL
        $9,550  starting value                    BOND INDEX
        $10,987 ending value                      $10,000 starting value
                                                  $11,313 ending value

LEHMAN BROTHERS NEW YORK MUNICIPAL BOND INDEX is an unmanaged index of municipal bonds issued by the State of New York with maturities greater than two years. The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 4/30/05)

              INCEPTION DATE   1 YEAR   SINCE INCEPTION
------------------------------------------------------------
New York A#     10/31/2002     7.45%         5.77%
------------------------------------------------------------
New York A##    10/31/2002     2.66%         3.84%
------------------------------------------------------------
New York B#     10/31/2002     6.57%         5.02%
------------------------------------------------------------
New York B##    10/31/2002     1.57%         3.89%
------------------------------------------------------------
New York C#     10/31/2002     6.57%         5.02%
------------------------------------------------------------
New York C##    10/31/2002     5.57%         5.02%
------------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B and C shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

CHARLES GRANDE
Senior Vice President

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the six-month period ended April 30, 2005, The Hartford Tax-Free New York Fund Class A placed in the 2nd quartile of its Lipper peer group with a total return, before sales charge, of 1.87% versus the 1.73% return for the Lipper peer group and the return of 1.73% for the Lehman Brothers New York Municipal Bond Index.

The primary objective of The Hartford Tax-Free New York Fund is to provide current income exempt from federal and New York and New York City income tax. As of April 30, 2005, the SEC yield for this Fund's class A shares was 3.15%.

WHY DID THE FUND PERFORM THIS WAY?

Over the period, Fund performance benefited from a year end rally, especially in longer maturities, where the Fund has an overweight. As the new year has progressed, the combination of exposure to longer dated bonds and an underweight to the short end of the curve benefited performance as a result of a front-end driven flattening of the yield curve. A 16% decline in tax-exempt issuance in New York for the first quarter of 2005 versus the first quarter of 2004 exacerbated an overall narrowing of credit spreads, which limited high yield purchases for the quarter. Additionally, we continued to focus on purchasing premium bonds. Premium bonds tend to outperform general market bonds as rates rise. We maintained an overweight to revenue bonds, especially high yield revenue bonds, for incremental yield. For the last six months, high yield credit spreads have tightened considerably. The Fund held over weights in select bonds with strong credit profiles such as in education (private colleges), health care and leasing bonds, helping to add to performance and yield. Within health care, we opportunistically added exposure when we felt we were being compensated for the risk. Our analysis has indicated that tobacco bonds are again poised to out perform general market credits. Improving conditions in the tobacco litigation environment provided an opportunity to add tobacco bonds to the portfolio for performance and additional yield.

WHAT IS YOUR OUTLOOK?

We expect further improvement in municipal fundamentals, particularly in the general obligation debt of New York and local credits as they benefit from continued tax base growth and a stable economy. Property taxes should continue to increase as a result of the growth in home valuations. New York State tax revenues are growing at a record pace reflecting the rebound in the national economy. Due to significant spread tightening over the past months, we remain increasing selective when purchasing high yield credits and are less sanguine about the outlook for high yield debt. Overall issuance continues to exceed expectations as issuers take advantage of lower long-term yields. In the long term, we believe

--------------------------------------------------------------------------------

municipal performance will be greatly influenced by technical factors and expect municipal bonds will outperform later in the year as supply begins to wane. In the short-term, we anticipate additional issuance as authorized bond issuance is brought to market prior to the fiscal year end, and thus municipal performance could be volatile over the next few months.

DISTRIBUTION BY CREDIT QUALITY
as of April 30, 2005

                                                     PERCENTAGE OF
RATING                                                  HOLDINGS
-------------------------------------------------------------------
AAA                                                       21.7%
-------------------------------------------------------------------
AA                                                        20.6
-------------------------------------------------------------------
A                                                         41.8
-------------------------------------------------------------------
BBB                                                        2.3
-------------------------------------------------------------------
BB                                                          .9
-------------------------------------------------------------------
NR                                                        12.7
-------------------------------------------------------------------
TOTAL                                                    100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Airport Revenues                                            1.5%
-------------------------------------------------------------------
Finance                                                     2.5
-------------------------------------------------------------------
General Obligations                                        34.7
-------------------------------------------------------------------
Health Care/Services                                        7.7
-------------------------------------------------------------------
Higher Education (Univ., Dorms, etc.)                      23.9
-------------------------------------------------------------------
Housing (HFA's, etc.)                                       4.7
-------------------------------------------------------------------
Industrial                                                  2.4
-------------------------------------------------------------------
Land Development                                            0.8
-------------------------------------------------------------------
Miscellaneous                                               5.0
-------------------------------------------------------------------
Pollution Control                                           3.2
-------------------------------------------------------------------
Public Facilities                                           3.1
-------------------------------------------------------------------
Transportation                                              6.4
-------------------------------------------------------------------
Utilities -- Electric                                       1.7
-------------------------------------------------------------------
Utilities -- Water and Sewer                                3.1
-------------------------------------------------------------------
Other Assets & Liabilities                                 -0.7
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Total Return Bond Fund
(subadvised by Hartford Investment Management Company)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                         A
                                                                     COMPETITIVE
                                                                         TOTAL
                                                                         RETURN,
                                                                         WITH
                                                                         INCOME
                                                                         AS A
                                                                       SECONDARY
                                                                      OBJECTIVE.
PERFORMANCE OVERVIEW(3) 7/22/96 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                                              LEHMAN BROTHERS U.S. AGGREGATE BOND
                                                                TOTAL RETURN BOND FUND                       INDEX
                                                                ----------------------        -----------------------------------
7/22/96                                                                 9550.00                            10000.00
                                                                        9569.00                            10027.00
                                                                        9562.00                            10010.00
                                                                        9751.00                            10184.00
10/96                                                                   9958.00                            10410.00
                                                                       10168.00                            10588.00
                                                                       10097.00                            10490.00
                                                                       10153.00                            10522.00
                                                                       10186.00                            10549.00
                                                                       10054.00                            10431.00
                                                                       10205.00                            10588.00
                                                                       10315.00                            10689.00
                                                                       10464.00                            10816.00
                                                                       10811.00                            11108.00
                                                                       10694.00                            11013.00
                                                                       10865.00                            11175.00
10/97                                                                  10960.00                            11337.00
                                                                       11034.00                            11389.00
                                                                       11187.00                            11504.00
                                                                       11339.00                            11652.00
                                                                       11332.00                            11642.00
                                                                       11381.00                            11682.00
                                                                       11419.00                            11743.00
                                                                       11533.00                            11854.00
                                                                       11618.00                            11955.00
                                                                       11618.00                            11980.00
                                                                       11693.00                            12175.00
                                                                       12008.00                            12460.00
10/98                                                                  11871.00                            12394.00
                                                                       11996.00                            12465.00
                                                                       12027.00                            12502.00
                                                                       12122.00                            12591.00
                                                                       11818.00                            12371.00
                                                                       11878.00                            12439.00
                                                                       11940.00                            12479.00
                                                                       11769.00                            12369.00
                                                                       11697.00                            12329.00
                                                                       11655.00                            12276.00
                                                                       11632.00                            12270.00
                                                                       11739.00                            12412.00
10/99                                                                  11766.00                            12458.00
                                                                       11770.00                            12457.00
                                                                       11702.00                            12397.00
                                                                       11673.00                            12356.00
                                                                       11813.00                            12506.00
                                                                       11970.00                            12671.00
                                                                       11951.00                            12634.00
                                                                       11940.00                            12628.00
                                                                       12212.00                            12891.00
                                                                       12293.00                            13008.00
                                                                       12434.00                            13196.00
                                                                       12505.00                            13280.00
10/00                                                                  12539.00                            13367.00
                                                                       12733.00                            13586.00
                                                                       13017.00                            13839.00
                                                                       13302.00                            14066.00
                                                                       13381.00                            14189.00
                                                                       13398.00                            14259.00
                                                                       13378.00                            14200.00
                                                                       13452.00                            14285.00
                                                                       13430.00                            14339.00
                                                                       13740.00                            14660.00
                                                                       13893.00                            14829.00
                                                                       13928.00                            15002.00
10/01                                                                  14162.00                            15316.00
                                                                       14084.00                            15105.00
                                                                       14020.00                            15008.00
                                                                       14075.00                            15129.00
                                                                       14130.00                            15276.00
                                                                       13909.00                            15023.00
                                                                       14178.00                            15314.00
                                                                       14327.00                            15444.00
                                                                       14304.00                            15579.00
                                                                       14335.00                            15767.00
                                                                       14609.00                            16034.00
                                                                       14745.00                            16293.00
10/02                                                                  14798.00                            16218.00
                                                                       14958.00                            16213.00
                                                                       15323.00                            16549.00
                                                                       15450.00                            16564.00
                                                                       15685.00                            16793.00
                                                                       15705.00                            16779.00
                                                                       15905.00                            16918.00
                                                                       16243.00                            17233.00
                                                                       16229.00                            17199.00
                                                                       15739.00                            16621.00
                                                                       15847.00                            16730.00
                                                                       16274.00                            17174.00
10/03                                                                  16153.00                            17014.00
                                                                       16211.00                            17055.00
                                                                       16416.00                            17229.00
                                                                       16544.00                            17367.00
                                                                       16676.00                            17554.00
                                                                       16769.00                            17686.00
                                                                       16362.00                            17226.00
                                                                       16303.00                            17157.00
                                                                       16368.00                            17255.00
                                                                       16483.00                            17426.00
                                                                       16768.00                            17759.00
                                                                       16848.00                            17807.00
10/04                                                                  16983.00                            17956.00
                                                                       16925.00                            17813.00
                                                                       17068.00                            17976.00
                                                                       17148.00                            18090.00
                                                                       17083.00                            17983.00
                                                                       16968.00                            17891.00
4/05                                                                   17168.00                            18133.00

    --- TOTAL RETURN BOND FUND             --- LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX
        $9,550  starting value                 $10,000 starting value
        $17,168 ending value                   $18,133 ending value

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX is an unmanaged index and is composed of securities from the Lehman Brothers Government/Credit Bond Index, Mortgage-Backed Securities Index, Asset-Backed Securities Index and Commercial Mortgage-Backed Securities Index.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 4/30/05)

                  INCEPTION                       SINCE
                    DATE      1 YEAR   5 YEAR   INCEPTION
--------------------------------------------------------------
Total Return A#   7/22/1996    4.93%   7.52%      6.91%
--------------------------------------------------------------
Total Return A##  7/22/1996    0.24%   6.53%      6.35%
--------------------------------------------------------------
Total Return B#   7/22/1996    4.20%   6.75%      NA*
--------------------------------------------------------------
Total Return B##  7/22/1996   -0.80%   6.44%      NA*
--------------------------------------------------------------
Total Return C#   7/22/1996    4.53%   6.83%      6.20%
--------------------------------------------------------------
Total Return C##  7/22/1996    3.53%   6.83%      6.20%
--------------------------------------------------------------
Total Return Y#   7/22/1996    5.47%   8.02%      7.41%
--------------------------------------------------------------

 # Without sales charge
## With sales charge
 * Inception returns are not applicable for Classes B because after 8 years Class B converts to Class A.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) Class C shares commenced operations on 7/31/98. Performance prior to 7/31/98 reflects Class B performance less Class C sales charges where applicable.
(2) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

NASRI TOUTOUNGI
Managing Director

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the period ended April 30, 2005 The Hartford Total Return Bond Fund Class A placed in the 1st quartile of its Lipper peer group with a return, before sales charge, of 1.09% versus a return of 0.75% for the Lipper peer group and 0.98% for the Lehman Brothers U.S. Aggregate Bond Index.

WHY DID THE FUND PERFORM THIS WAY?

The Fund benefited from being positioned for a rise in rates and for a robust economy. During the period, the Federal Reserve raised rates by 25 basis points at each Federal Open Market Committee (FOMC) meeting. The result, however, has been an increase in short-term rates while long-term rates have declined. The Fund was positioned to take advantage of this flattening of the yield curve. For the first part of the period, the Fund benefited from allocations to high yield and non-dollar securities. Among the top contributors to the Fund during the earlier part of the period were German and French Government bonds. Performance was also was assisted by allocations to investment grade corporate bonds and mortgage-backed securities. However, the past six months have proven to be a tumultuous one for the market. Many of the gains that were realized during the last part of 2004 were reversed in 2005. Volatility returned to the corporate credit market with GM's surprise announcement that earnings and cash flow would fall well short of previous estimates. The high yield sector was particularly hard hit. As a result, holdings in high yield were a drag on performance. Security selection though, primarily in corporate issues, benefited performance. Of note, an underweight to the auto industry, particularly General Motors and Ford credits, assisted Fund performance.

WHAT IS YOUR OUTLOOK?

Over the coming months, we expect the Federal Reserve (Fed) to continue on its measured pace of getting monetary policy back to a "neutral" level. From a fundamental standpoint the U.S. economy continues to grow at a solid pace led by healthy activity in jobs, housing and consumer spending. The year over year rise in energy prices has led to stronger inflation readings in both the Producer Pricing Index (PPI) and Consumer Pricing Index (CPI). However, Core PPI, core CPI and the Fed's preferred inflation measure, Personal Consumption Expenditures
(PCE), which mitigate the impact of volatile sectors like food and energy, remain muted. This along with and recent drops in commodity and energy prices, should assuage the inflation fears of the FOMC and reduce the likelihood of near-term aggressive tightening measures. Recent ratings actions in the auto sector, continued leveraged buyout risk and credit hedge-fund underperformance have sparked a recent "flight-to-quality" trade in U.S. Treasuries causing an overall drop in yields, and subsequent widening in credit risk premiums. In the portfolios, we are currently reviewing

--------------------------------------------------------------------------------

our constructive opinion on credit and have been opportunistically reducing risk in this sector where appropriate. While we feel that the economy is on solid ground and that the FOMC will continue raising rates for the next 3 to 6 months, there are technical pressures in the marketplace that suggest that interest rates could trend lower in the near term and that interest rate and credit volatility could be on the rise. In response to these themes we have taken on a slight overweight exposure to interest rate risk and reduced our exposure to the Mortgage-Backed Securities Sector which should under perform as volatility rises. These are tactical allocations that are under continuous review and subject to our observations of trends in the marketplace.

DISTRIBUTION BY CREDIT QUALITY
as of April 30, 2005

                                                     PERCENTAGE OF
RATING                                                  HOLDINGS
-------------------------------------------------------------------
AAA                                                       60.9%
-------------------------------------------------------------------
AA                                                         1.8
-------------------------------------------------------------------
A                                                         10.4
-------------------------------------------------------------------
BBB                                                       20.7
-------------------------------------------------------------------
BB                                                         3.6
-------------------------------------------------------------------
B                                                          0.6
-------------------------------------------------------------------
CCC                                                        0.2
-------------------------------------------------------------------
NR                                                         1.8
-------------------------------------------------------------------
TOTAL                                                    100.0%
-------------------------------------------------------------------

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             2.6%
-------------------------------------------------------------------
Capital Goods                                               1.0
-------------------------------------------------------------------
Consumer Cyclical                                           1.6
-------------------------------------------------------------------
Consumer Staples                                            1.0
-------------------------------------------------------------------
Energy                                                      2.8
-------------------------------------------------------------------
Finance                                                    59.6
-------------------------------------------------------------------
General Obligations                                         0.5
-------------------------------------------------------------------
Health Care                                                 0.9
-------------------------------------------------------------------
Services                                                    2.4
-------------------------------------------------------------------
Technology                                                  5.5
-------------------------------------------------------------------
Transportation                                              0.5
-------------------------------------------------------------------
U.S. Government Agencies                                   27.8
-------------------------------------------------------------------
U.S. Government Securities                                 14.2
-------------------------------------------------------------------
Utilities                                                   5.1
-------------------------------------------------------------------
Other Assets & Liabilities                                -25.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford U.S. Government Securities Fund

(subadvised by Hartford Investment Management Company)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                         TO
                                                                         PROVIDE
                                                                         CURRENT
                                                                         INCOME
                                                                         WHILE
                                                                     MAINTAINING
                                                                    PRESERVATION
                                                                         OF
                                                                         CAPITAL
                                                                      CONSISTENT
                                                                         WITH
                                                                         PRUDENT
                                                                      INVESTMENT
                                                                         RISK.

PERFORMANCE OVERVIEW(1,3) 4/30/95 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge
(LINE GRAPH)

                                                             U.S. GOVERNMENT SECURITIES FUND    LEHMAN BROTHERS U.S. GOV'T INDEX*
                                                             -------------------------------    ---------------------------------
4/30/95                                                                   9550.00                           10000.00
                                                                          9834.00                           10403.00
                                                                          9903.00                           10483.00
                                                                          9875.00                           10444.00
                                                                          9989.00                           10567.00
                                                                         10078.00                           10668.00
10/95                                                                    10223.00                           10830.00
                                                                         10358.00                           10999.00
                                                                         10482.00                           11155.00
                                                                         10551.00                           11223.00
                                                                         10371.00                           10994.00
                                                                         10303.00                           10903.00
                                                                         10246.00                           10833.00
                                                                         10232.00                           10815.00
                                                                         10356.00                           10954.00
                                                                         10376.00                           10982.00
                                                                         10361.00                           10958.00
                                                                         10545.00                           11140.00
10/96                                                                    10756.00                           11385.00
                                                                         10932.00                           11583.00
                                                                         10834.00                           11465.00
                                                                         10867.00                           11477.00
                                                                         10889.00                           11493.00
                                                                         10765.00                           11371.00
                                                                         10921.00                           11535.00
                                                                         11017.00                           11634.00
                                                                         11138.00                           11765.00
                                                                         11421.00                           12099.00
                                                                         11327.00                           11979.00
                                                                         11496.00                           12159.00
10/97                                                                    11654.00                           12369.00
                                                                         11685.00                           12432.00
                                                                         11793.00                           12563.00
                                                                         11953.00                           12751.00
                                                                         11930.00                           12717.00
                                                                         11971.00                           12752.00
                                                                         12013.00                           12810.00
                                                                         12132.00                           12942.00
                                                                         12253.00                           13089.00
                                                                         12268.00                           13109.00
                                                                         12522.00                           13450.00
                                                                         12829.00                           13813.00
10/98                                                                    12712.00                           13766.00
                                                                         12768.00                           13770.00
                                                                         12798.00                           13800.00
                                                                         12852.00                           13880.00
                                                                         12594.00                           13550.00
                                                                         12662.00                           13603.00
                                                                         12689.00                           13634.00
                                                                         12567.00                           13514.00
                                                                         12514.00                           13487.00
                                                                         12460.00                           13467.00
                                                                         12433.00                           13467.00
                                                                         12588.00                           13576.00
10/99                                                                    12605.00                           13597.00
                                                                         12609.00                           13578.00
                                                                         12543.00                           13490.00
                                                                         12491.00                           13509.00
                                                                         12627.00                           13701.00
                                                                         12778.00                           13942.00
                                                                         12757.00                           13903.00
                                                                         12735.00                           13911.00
                                                                         12961.00                           14159.00
                                                                         13071.00                           14296.00
                                                                         13256.00                           14508.00
                                                                         13368.00                           14548.00
10/00                                                                    13468.00                           14688.00
                                                                         13703.00                           14977.00
                                                                         13985.00                           15275.00
                                                                         14147.00                           15430.00
                                                                         14294.00                           15606.00
                                                                         14366.00                           15660.00
                                                                         14282.00                           15501.00
                                                                         14337.00                           15552.00
                                                                         14356.00                           15623.00
                                                                         14679.00                           15998.00
                                                                         14833.00                           16197.00
                                                                         15095.00                           16478.00
10/01                                                                    15350.00                           16904.00
                                                                         15128.00                           16525.00
                                                                         15032.00                           16381.00
                                                                         15113.00                           16488.00
                                                                         15295.00                           16639.00
                                                                         15089.00                           16278.00
                                                                         15369.00                           16666.00
                                                                         15487.00                           16766.00
                                                                         15621.00                           17000.00
                                                                         15894.00                           17374.00
                                                                         16102.00                           17718.00
                                                                         16377.00                           18133.00
10/02                                                                    16322.00                           17988.00
                                                                         16230.00                           17833.00
                                                                         16659.00                           18265.00
                                                                         16567.00                           18219.00
                                                                         16824.00                           18512.00
                                                                         16781.00                           18459.00
                                                                         16881.00                           18544.00
                                                                         17215.00                           19024.00
                                                                         17058.00                           18925.00
                                                                         16317.00                           18143.00
                                                                         16375.00                           18245.00
                                                                         16843.00                           18776.00
10/03                                                                    16659.00                           18509.00
                                                                         16700.00                           18532.00
                                                                         16807.00                           18696.00
                                                                         16914.00                           18852.00
                                                                         17095.00                           19078.00
                                                                         17224.00                           19246.00
                                                                         16828.00                           18666.00
                                                                         16696.00                           18597.00
                                                                         16792.00                           18674.00
                                                                         16961.00                           18847.00
                                                                         17218.00                           19215.00
                                                                         17208.00                           19253.00
10/04                                                                    17339.00                           19407.00
                                                                         17199.00                           19176.00
                                                                         17348.00                           19349.00
                                                                         17422.00                           19471.00
                                                                         17317.00                           19333.00
                                                                         17290.00                           19269.00
4/05                                                                     17517.00                           19579.00

    --- U.S. GOVERNMENT SECURITIES FUND        --- LEHMAN BROTHERS U.S. GOV'T INDEX
        $9,550  starting value                     $10,000 starting value
        $17,517 ending value                       $19,579 ending value

LEHMAN BROTHERS U.S. GOVERNMENT INDEX is an unmanaged index of government bonds with maturities of one year or more.

The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

PORTFOLIO MANAGER

CHRISTOPHER HANLON, CFA
Senior Vice President

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 4/30/05)

              INCEPTION                                  SINCE
                 DATE      1 YEAR   5 YEAR   10 YEAR   INCEPTION
---------------------------------------------------------------------
U.S. Gov A#    2/28/1973    4.09%   6.55%     6.25%      7.71%
---------------------------------------------------------------------
U.S. Gov A##   2/28/1973   -0.58%   5.58%     5.76%      7.55%
---------------------------------------------------------------------
U.S. Gov B#   11/14/1994    3.36%   5.67%     NA*        NA*
---------------------------------------------------------------------
U.S. Gov B##  11/14/1994   -1.63%   5.35%     NA*        NA*
---------------------------------------------------------------------
U.S. Gov C#   11/14/1994    3.36%   5.72%      NA        5.64%
---------------------------------------------------------------------
U.S. Gov C##  11/14/1994    2.36%   5.72%      NA        5.64%
---------------------------------------------------------------------
U.S. Gov E#    2/28/1973    4.49%   6.78%     6.37%      7.74%
---------------------------------------------------------------------
U.S. Gov E##   2/28/1973   -0.21%   5.81%     5.88%      7.59%
---------------------------------------------------------------------
U.S. Gov H#   11/14/1994    3.47%   5.74%     NA*        NA*
---------------------------------------------------------------------
U.S. Gov H##  11/14/1994   -0.53%   5.42%     NA*        NA*
---------------------------------------------------------------------
U.S. Gov L#   11/14/1994    4.23%   6.53%      NA        6.44%
---------------------------------------------------------------------
U.S. Gov L##  11/14/1994   -0.46%   5.56%      NA        5.97%
---------------------------------------------------------------------
U.S. Gov M#   11/14/1994    3.47%   5.74%     NA*        NA*
---------------------------------------------------------------------
U.S. Gov M##  11/14/1994   -0.52%   5.42%     NA*        NA*
---------------------------------------------------------------------
U.S. Gov N#   11/14/1994    3.47%   5.76%      NA        5.66%
---------------------------------------------------------------------
U.S. Gov N##  11/14/1994    2.47%   5.76%      NA        5.66%
---------------------------------------------------------------------
U.S. Gov Y#    2/19/2002    4.36%    NA        NA        4.83%
---------------------------------------------------------------------

 # Without sales charge
 ## With sales charge
NA Not applicable
  * 10 year and inception returns are not applicable for Classes
    B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) New Classes A, B and C were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Classes E, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Classes A, B and C shares expenses were applied during that period.
(2) The initial investment in Classes A, E and L shares reflects the maximum sales charge and Classes B, C, H, M and N reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, E, H, L, M, N and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the six month period ended April 30, 2005, The Hartford U.S. Government Securities Fund Class A placed in the 2nd quartile of its Lipper peer group with a return, before sales charge, of 1.03% versus a return of 1.07% for the Lipper peer group and 0.87% for the Lehman Brothers U.S. Government Index.

The primary objective of the Hartford U.S. Government Securities Fund is to provide current income while maintaining preservation of capital consistent with prudent investment risk. As of April 30, 2005, the SEC yield for this Fund's Class A shares was 4.08%.

WHY DID THE FUND PERFORM THIS WAY?

Over the past six months, the Federal Reserve (Fed) continued on its path of tightening, raising interest rates by 25 basis points at each Federal Open Market Committee meeting. In spite of continued tightening, the yield curve flattened, with the yield on the two year Treasury having increased by 110 basis points, the yield on the ten year increasing by 16 basis points and the yield on the thirty year declining by 38 basis points.

The Fund's positive performance can be attributed to favorable yield curve positioning. Throughout the period, the Fund was positioned for a flatter yield curve and higher rates. We increased allocations slightly to Mortgage Backed Securities (MBS) and Commercial Mortgage Backed Securities (CMBS), whose yields have continued to offer relative value to Treasuries. In November we reduced our Agency exposure in favor of MBS. Valuations and technicals improved in MBS, while there was continued uncertainty in Agency debt, driven in large part by FNMA. We had concern about the impact to FNMA's capital due to improper accounting for derivatives as well as their inquiries from the SEC and the agency's regulator (OFEHO). Holdings in MBS and CMBS have also contributed to the Fund's SEC yield, and were a small contributor to total return. During the period, we made tactical allocations to Treasury Inflation Protected Securities
(TIPS) in January and again in March. While the allocations to

--------------------------------------------------------------------------------

TIPS in January did not add value, the Fund benefited from the attractive seasonal accruals with the re-introduction to TIPS in March.

WHAT IS YOUR OUTLOOK?

We expect the economy to continue to grow at a solid pace in response to a continued easy monetary policy environment. The recent softening of economic growth should prove temporary as energy prices stabilize, albeit at higher levels, while business capital expenditures will continue to be the mainstay of the economic expansion. Recent comments from the Fed indicate increased concern over inflationary pressures and the Fed still appears committed to a measured pace of tightening. Interest rates should drift higher and the yield curve should continue to maintain a flattening bias longer term.

We anticipate that the Fund's duration will be flat to short the duration of the Lehman Brothers U.S. Government Index and will favor securities that perform well in an unchanged to rising interest rate environment. Stable to higher interest rates and a positively sloped Treasury yield curve should lead to good carry and solid performance for MBS. While MBS have richened recently, we expect they will continue to offer good diversification and total return potential within an overall government mandate. We also anticipate maintaining allocations to high quality CMBS, which should outperform MBS if rates become more volatile. Agency debt fundamentals are improving with higher retained earnings, more excess capital and growing agreement on regulatory legislation. Despite favorable technicals and fundamentals, pricing levels are expensive on Agency debt and we expect that the Fund will be neutral to underweight this sector.

DISTRIBUTION BY CREDIT QUALITY
as of April 30, 2005

                                                      PERCENTAGE OF
RATING                                                  HOLDINGS
-------------------------------------------------------------------
AAA                                                        88.8%
-------------------------------------------------------------------
AA                                                         11.2
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

DISTRIBUTION BY CATEGORY
as of April 30, 2005

                                                      PERCENTAGE OF
CATEGORY NAME                                          NET ASSETS
-------------------------------------------------------------------
Federal Home Loan Mortgage Corporation                     30.0%
-------------------------------------------------------------------
Federal National Mortgage Association                      31.5
-------------------------------------------------------------------
Government National Mortgage Association                    6.5
-------------------------------------------------------------------
Other Direct Federal Obligations                            3.4
-------------------------------------------------------------------
U.S. Treasury Securities                                   23.8
-------------------------------------------------------------------
Other Assets & Liabilities                                  4.8
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Value Fund
(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                       LONG-TERM
                                                                         TOTAL
                                                                         RETURN.

PERFORMANCE OVERVIEW(2) 4/30/01 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge
(LINE GRAPH)

                                                                         VALUE FUND                  RUSSELL 1000 VALUE INDEX
                                                                         ----------                  ------------------------
4/30/01                                                                    9450.00                           10000.00
                                                                           9554.00                           10225.00
                                                                           9488.00                            9998.00
                                                                           9507.00                            9977.00
                                                                           9214.00                            9577.00
                                                                           8553.00                            8903.00
10/01                                                                      8524.00                            8826.00
                                                                           9063.00                            9339.00
                                                                           9320.00                            9559.00
                                                                           9158.00                            9486.00
                                                                           9121.00                            9501.00
                                                                           9321.00                            9950.00
                                                                           8893.00                            9609.00
                                                                           8921.00                            9657.00
                                                                           8390.00                            9103.00
                                                                           7696.00                            8256.00
                                                                           7553.00                            8319.00
                                                                           6717.00                            7394.00
10/02                                                                      7212.00                            7942.00
                                                                           7610.00                            8442.00
                                                                           7162.00                            8076.00
                                                                           6913.00                            7880.00
                                                                           6808.00                            7670.00
                                                                           6855.00                            7683.00
                                                                           7420.00                            8359.00
                                                                           7909.00                            8899.00
                                                                           7976.00                            9010.00
                                                                           8043.00                            9144.00
                                                                           8205.00                            9287.00
                                                                           8081.00                            9196.00
10/03                                                                      8540.00                            9759.00
                                                                           8674.00                            9892.00
                                                                           9157.00                           10501.00
                                                                           9224.00                           10686.00
                                                                           9341.00                           10915.00
                                                                           9245.00                           10819.00
                                                                           9090.00                           10555.00
                                                                           9226.00                           10663.00
                                                                           9399.00                           10914.00
                                                                           9051.00                           10760.00
                                                                           9109.00                           10913.00
                                                                           9215.00                           11082.00
10/04                                                                      9370.00                           11266.00
                                                                           9727.00                           11836.00
                                                                          10060.00                           12233.00
                                                                           9886.00                           12015.00
                                                                          10284.00                           12413.00
                                                                          10060.00                           12243.00
4/05                                                                       9954.00                           12024.00

    --- VALUE FUND                             --- RUSSELL 1000 VALUE INDEX
        $9,450 starting value                      $10,000 starting value
        $9,954 ending value                        $12,024 ending value

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

AVERAGE ANNUAL TOTAL RETURNS(1) (as of 4/30/05)

           INCEPTION DATE   1 YEAR   SINCE INCEPTION
---------------------------------------------------------
Value A#     4/30/2001      9.50%         1.30%
---------------------------------------------------------
Value A##    4/30/2001      3.46%        -0.12%
---------------------------------------------------------
Value B#     4/30/2001      8.67%         0.55%
---------------------------------------------------------
Value B##    4/30/2001      3.67%        -0.20%
---------------------------------------------------------
Value C#     4/30/2001      8.78%         0.57%
---------------------------------------------------------
Value C##    4/30/2001      7.78%         0.57%
---------------------------------------------------------
Value Y#     4/30/2001      9.62%         1.58%
---------------------------------------------------------

 # Without sales charge
## With sales charge

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) The initial investment in Class A shares reflects the maximum sales charge and Classes B and C reflect CDSC.
(2) Growth of a $10,000 investment in Classes B, C and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

PORTFOLIO MANAGER

JOHN R. RYAN, CFA
Senior Vice President, Managing Partner

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the six-month period ending April 30, 2005, The Hartford Value Fund Class A, before sales charge, returned 6.23%, slightly trailing the Russell 1000 Value Index return of 6.72%, but outperforming the Lipper Large Cap Value peer group average return of 4.63%.

WHY DID THE FUND PERFORM THIS WAY?

The Fund benefited from positive stock selection within Utilities and Energy. The top three contributors, on an absolute basis, were Exxon Mobil (Energy), Conoco Phillips (Energy), and Exelon (Utilities). As of the end of the period, all three stocks were held in the Fund.

The Fund's slight underperformance relative to the benchmark during this period was primarily due to unfavorable stock selection and allocation within Materials, Industrials, Consumer Discretionary, Information Technology and Consumer Staples. The three largest detractors, on an absolute basis, were Teradyne (Information Technology), Lear (Consumer Discretionary) and National City (Financials).

Teradyne suffered from a number of secular trends within the semiconductor capital equipment industry which include increased price competition, better utilization profiles resulting in less need for extra capacity and more standardization of product requirements. We believe that the bottom is near in the industry cycle and owned the position at the end of the period. Lear, an automobile parts maker, suffered from production cuts by Ford and GM, which, coupled with the negative impact of rising raw material costs, depressed the valuation. We sold Lear during the period. National City's mortgage banking business has been volatile in the current rising rate environment. However, their core regional banking business continues to perform well. We owned the stock at the end of the period.

WHAT IS THE OUTLOOK?

We expect continued economic expansion, but we are preparing for a deceleration from recent growth rates. We anticipate 3%+ global and U.S. GDP growth over the next couple of years. This period will not feel as good as the recovery we have experienced over the past two years, and we expect the main engine of growth during that time, the U.S. consumer, will have trouble keeping pace. The American consumer is facing many headwinds. Payroll employment growth is slowing. Consumer confidence, while high, is waning. Prices for natural gas, oil, electricity, and virtually the entire energy complex are rising. We expect mortgage refinancing activity will subside and tax refunds to be down. Housing prices remain the one bright spot, and consumer exposure to housing prices is significant, with nearly two-thirds owning their residential unit.

On the corporate side, most of the news is positive. Balance sheets rarely have been better. Cash levels are rising despite a pickup in

--------------------------------------------------------------------------------

capital spending. Debt repayments continue, while dividend increases and stock repurchases persist. Deferred infrastructure spending in the West and new infrastructure spending in the developing world should bolster business expenditures for several years. On the other hand, corporations face headwinds from high energy and other commodity prices.

In this environment, we continue to find opportunities in several areas, particularly those dependent on capital spending. Corporate balance sheets are flush with liquidity, and the ratio of capital spending to cash flow is well below average. We added exposure to cyclical companies that we expect will benefit from continued economic expansion, but whose stocks sell at relatively attractive valuations. At the end of the period, relative to the Russell 1000 Value Index, the Fund was overweight Health Care, Utilities, Industrials, Materials, and Consumer Staples.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                      PERCENTAGE OF
INDUSTRY                                               NET ASSETS
-------------------------------------------------------------------
Basic Materials                                             8.2%
-------------------------------------------------------------------
Capital Goods                                               5.7
-------------------------------------------------------------------
Consumer Cyclical                                           7.6
-------------------------------------------------------------------
Consumer Staples                                            3.9
-------------------------------------------------------------------
Energy                                                     10.3
-------------------------------------------------------------------
Finance                                                    28.6
-------------------------------------------------------------------
Health Care                                                 8.9
-------------------------------------------------------------------
Services                                                    2.2
-------------------------------------------------------------------
Technology                                                 12.5
-------------------------------------------------------------------
Transportation                                              5.2
-------------------------------------------------------------------
Utilities                                                   8.4
-------------------------------------------------------------------
Other Assets & Liabilities                                 -1.5
-------------------------------------------------------------------
TOTAL                                                     100.0%
-------------------------------------------------------------------

The Hartford Value Opportunities Fund
(subadvised by Wellington Management Company, LLP)
                                                                      INVESTMENT
                                                              OBJECTIVE -- SEEKS
                                                                         SHORT-
                                                                         AND
                                                                       LONG-TERM
                                                                         CAPITAL
                                                                   APPRECIATION.
PERFORMANCE OVERVIEW(1,3) 1/2/96 - 4/30/05
Growth of a $10,000 investment in Class A which includes Sales Charge

(LINE GRAPH)

                                                                  VALUE OPPORTUNITIES FUND           RUSSELL 3000 VALUE INDEX
                                                                  ------------------------           ------------------------
1/2/96                                                                     10000                              10000
                                                                           10030                              10288
                                                                           10170                              10373
                                                                           10480                              10554
                                                                           10730                              10617
                                                                           10920                              10763
                                                                           10930                              10758
                                                                           10370                              10334
                                                                           10750                              10647
                                                                           11280                              11055
10/96                                                                      11320                              11451
                                                                           11980                              12260
                                                                           11988                              12159
                                                                           12398                              12706
                                                                           12551                              12887
                                                                           12091                              12436
                                                                           12531                              12923
                                                                           13258                              13675
                                                                           13585                              14273
                                                                           14333                              15299
                                                                           13831                              14829
                                                                           14486                              15734
10/97                                                                      14077                              15295
                                                                           14691                              15921
                                                                           14962                              16392
                                                                           15053                              16154
                                                                           15929                              17230
                                                                           16566                              18250
                                                                           16612                              18369
                                                                           16237                              18060
                                                                           16430                              18261
                                                                           15838                              17839
                                                                           13483                              15172
                                                                           14006                              16041
10/98                                                                      14871                              17220
                                                                           15725                              17995
                                                                           16216                              18603
                                                                           16443                              18708
                                                                           16002                              18367
                                                                           16418                              18709
                                                                           17552                              20452
                                                                           17149                              20287
                                                                           17829                              20887
                                                                           17275                              20284
                                                                           16733                              19533
                                                                           16040                              18871
10/99                                                                      16745                              19850
                                                                           16758                              19711
                                                                           17649                              19839
                                                                           16945                              19201
                                                                           15983                              17949
                                                                           18422                              19979
                                                                           18557                              19769
                                                                           18801                              19943
                                                                           17636                              19133
                                                                           18002                              19399
                                                                           19370                              20464
                                                                           18869                              20632
10/00                                                                      20331                              21102
                                                                           19619                              20341
                                                                           20975                              21435
                                                                           21973                              21551
                                                                           21317                              20990
                                                                           20215                              20277
                                                                           21734                              21266
                                                                           21749                              21749
                                                                           21556                              21362
                                                                           20945                              21287
                                                                           19813                              20487
                                                                           17593                              18987
10/01                                                                      17861                              18867
                                                                           19181                              19982
                                                                           20138                              20506
                                                                           19548                              20379
                                                                           19404                              20418
                                                                           20042                              21426
                                                                           18734                              20805
                                                                           18288                              20844
                                                                           16598                              19706
                                                                           15163                              17793
                                                                           15402                              17912
                                                                           13553                              15970
10/02                                                                      14764                              17085
                                                                           15944                              18180
                                                                           14988                              17391
                                                                           14621                              16965
                                                                           14174                              16505
                                                                           14158                              16543
                                                                           15817                              18007
                                                                           17044                              19218
                                                                           17236                              19464
                                                                           17459                              19802
                                                                           18208                              20143
                                                                           18208                              19943
10/03                                                                      19372                              21194
                                                                           20010                              21522
                                                                           21110                              22806
                                                                           21796                              23237
                                                                           22210                              23732
                                                                           21844                              23566
                                                                           21301                              22939
                                                                           21493                              23175
                                                                           22099                              23771
                                                                           21333                              23371
                                                                           21397                              23696
                                                                           21812                              24111
10/04                                                                      22418                              24509
                                                                           23645                              25827
                                                                           25208                              26669
                                                                           24155                              26146
                                                                           24985                              26983
                                                                           24602                              26597
4/05                                                                       23725                              26047

    --- VALUE OPPORTUNITIES FUND               --- RUSSELL 3000 VALUE INDEX
        $9,450 starting value                      $10,000 starting value
        $23,725 ending value                       $26,047 ending value

RUSSELL 3000 VALUE INDEX is an unmanaged index measuring the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.
The value of shares will fluctuate so that, when redeemed, shares may be worth more or less than their original cost. The chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.
PORTFOLIO MANAGERS

JAMES H. AVERILL
Senior Vice President, Partner

JAMES N. MORDY
Senior Vice President, Partner

DAVID R. FASSNACHT, CFA
Senior Vice President, Partner


DAVID W. PALMER, CFA
Vice President

AVERAGE ANNUAL TOTAL RETURNS(1,2) (as of 4/30/05)

               INCEPTION                       SINCE
                 DATE      1 YEAR   5 YEAR   INCEPTION
-----------------------------------------------------------
Value Opp A#    1/2/1996   11.38%    5.04%     9.70%
-----------------------------------------------------------
Value Opp A##   1/2/1996    5.23%    3.85%     9.04%
-----------------------------------------------------------
Value Opp B#    1/2/1996   10.53%    4.28%       NA*
-----------------------------------------------------------
Value Opp B##   1/2/1996    5.53%    3.94%       NA*
-----------------------------------------------------------
Value Opp C#    1/2/1996   10.61%    4.28%     8.90%
-----------------------------------------------------------
Value Opp C##   1/2/1996    9.61%    4.28%     8.90%
-----------------------------------------------------------
Value Opp H#    1/2/1996   10.60%    4.29%       NA*
-----------------------------------------------------------
Value Opp H##   1/2/1996    6.60%    3.95%       NA*
-----------------------------------------------------------
Value Opp L#    1/2/1996   11.38%    5.04%     9.70%
-----------------------------------------------------------
Value Opp L##   1/2/1996    6.06%    4.02%     9.13%
-----------------------------------------------------------
Value Opp M#    1/2/1996   10.53%    4.28%       NA*
-----------------------------------------------------------
Value Opp M##   1/2/1996    6.53%    3.94%       NA*
-----------------------------------------------------------
Value Opp N#    1/2/1996   10.60%    4.29%     8.91%
-----------------------------------------------------------
Value Opp N##   1/2/1996    9.60%    4.29%     8.91%
-----------------------------------------------------------
Value Opp Y#   2/19/2002   11.67%       NA     7.41%
-----------------------------------------------------------

 # Without sales charge
 ## With sales charge
NA Not Applicable
  * 10 year and inception returns are not applicable for Classes
    B, H and M because after 8 years Class B converts to Class A and Classes H and M convert to Class L.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

(1) New Classes A, B and C were offered beginning on February 19, 2002. Performance prior to that date is that of the fund's Classes L, M and N shares, respectively, which have lower operating expenses. Performance prior to February 19, 2002 would have been lower if Classes A, B and C shares expenses were applied during that period.
(2) The initial investment in Classes A and L shares reflects the maximum sales charge and Classes B, C, H, M and N reflect CDSC.
(3) Growth of a $10,000 investment in Classes B, C, H, L, M, N and Y shares will vary from results seen above due to differences in the expenses charged to these share classes.

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

For the six-month period ended April 30, 2005, The Hartford Value Opportunities Fund Class A, before sales charge, returned 5.83%. The Fund under-performed the Russell 3000 Value Index return of 6.28%, but outperformed the peer group, the Lipper Multi Cap Value Average return of 5.18%.

WHY DID THE FUND PERFORM THIS WAY?

Overweight positions in small cap stocks and underweights in large caps detracted from performance relative to the benchmark, as did underweights in Utilities and Consumer Staples and our enthusiastic investment in underperforming Information Technology. The large position in Health Care, however, overcame the drag of the above mentioned, as the HMO and pharmaceutical positions performed extremely well. Top contributors to performance were Coventry Healthcare (Health Care Equipment and Services), the newly merged Wellpoint/Anthem (Health Care Equipment and Services), and Rinker Group (Materials). Wellpoint has been eliminated from the Fund and the other two positions have been trimmed significantly.

Some stock disappointments occurred in April and were driven by disappointing earnings results: Sappi (Materials), American Axle (Automobiles and Components), MBNA (Diversified Financials) and Ambac (Insurance) all saw declines as the market responded emotionally to bad news. In each case we expect value will eventually win out and so we maintained or expanded the investments. On absolute basis, Fannie Mae was the largest detractor from the Fund's relative performance to the benchmark. We have reduced this position significantly, given that the management and accounting are in disarray and it is unclear what the business will look like going forward.

WHAT IS THE OUTLOOK?

The stimulus-driven phase of the recovery is waning, and we believe the U.S. economy is transitioning into a period of slower economic growth. Given this outlook, we expect our low P/E approach to outperform over the long term. In this environment

--------------------------------------------------------------------------------

we are focusing less on cyclical companies and more on companies with good, consistent returns on capital and decent growth prospects. After the notable expansion in mid-cap and small-cap multiples, now ongoing for five years, we are finding large cap value companies increasingly attractive, and they are gaining a higher weighting in the portfolio. As of the end of the period, the fund was overweight Consumer Discretionary, Health Care, Information Technology and Materials, relative to the benchmark. Underweights were in Consumer Staples, Utilities, Financials, Energy and Telecommunications and Industrials, which seem expensive relative to their growth prospects.

DIVERSIFICATION BY INDUSTRY
as of April 30, 2005

                                                       PERCENTAGE OF
INDUSTRY                                                NET ASSETS
--------------------------------------------------------------------
Basic Materials                                              8.2%
--------------------------------------------------------------------
Capital Goods                                                3.5
--------------------------------------------------------------------
Consumer Cyclical                                           11.8
--------------------------------------------------------------------
Energy                                                       7.4
--------------------------------------------------------------------
Finance                                                     35.1
--------------------------------------------------------------------
Health Care                                                 10.5
--------------------------------------------------------------------
Services                                                     4.3
--------------------------------------------------------------------
Technology                                                  16.9
--------------------------------------------------------------------
Transportation                                               2.7
--------------------------------------------------------------------
Utilities                                                    2.0
--------------------------------------------------------------------
Other Assets & Liabilities                                  -2.4
--------------------------------------------------------------------
TOTAL                                                      100.0%
--------------------------------------------------------------------

 THE HARTFORD ADVISERS FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                        MARKET
 SHARES                                                VALUE U
---------                                             ----------
 COMMON STOCK -- 67.8%
            BASIC MATERIALS -- 3.7%
     329    3M Co. .................................  $   25,174
     138    Air Products and Chemicals, Inc. .......       8,111
     777    Alcoa, Inc. ............................      22,543
     425    DuPont (E.I.) de Nemours & Co. .........      19,998
     188    Rio Tinto plc...........................       5,671
                                                      ----------
                                                          81,497
                                                      ----------
            CAPITAL GOODS -- 4.7%
      51    Boeing Co. .............................       3,041
     177    Deere & Co. ............................      11,045
     338    Illinois Tool Works, Inc. ..............      28,365
     266    International Game Technology...........       7,142
     305    Northrop Grumman Corp. .................      16,726
     355    United Technologies Corp. ..............      36,090
                                                      ----------
                                                         102,409
                                                      ----------
            CONSUMER CYCLICAL -- 5.8%
     322    Caterpillar, Inc. ......................      28,317
     449    Costco Wholesale Corp. .................      18,220
     820    Gap, Inc. ..............................      17,513
     808    Home Depot, Inc. .......................      28,582
     242    NIKE, Inc. Class B......................      18,588
     198    Target Corp. ...........................       9,206
     156    Wal-Mart Stores, Inc. ..................       7,330
                                                      ----------
                                                         127,756
                                                      ----------
            CONSUMER STAPLES -- 6.5%
     188    Anheuser-Busch Companies, Inc. .........       8,797
     703    Coca-Cola Co. ..........................      30,517
     234    Colgate-Palmolive Co. ..................      11,631
     403    General Mills, Inc. ....................      19,883
     563    PepsiCo, Inc. ..........................      31,314
     743    Procter & Gamble Co. H..................      40,244
                                                      ----------
                                                         142,386
                                                      ----------
            ENERGY -- 7.5%
     292    BHP Billiton Ltd. ADR H.................       7,379
     523    ChevronTexaco Corp. ....................      27,217
     114    ConocoPhillips..........................      11,911
      66    Devon Energy Corp. .....................       2,995
   1,033    Exxon Mobil Corp. ......................      58,918
      86    GlobalSantaFe Corp. ....................       2,873
     139    Occidental Petroleum Corp. .............       9,619
     447    Schlumberger Ltd. ......................      30,552
     115    Total S.A. ADR..........................      12,721
                                                      ----------
                                                         164,185
                                                      ----------
            FINANCE -- 11.4%
     936    American International Group, Inc. .....      47,584
     741    Bank of America Corp. ..................      33,361
   1,280    Citigroup, Inc. ........................      60,100
     103    Credit Suisse Group ADR.................       4,326
     325    Federal National Mortgage Association...      17,545
     144    General Growth Properties, Inc. ........       5,628
     681    Marsh & McLennan Companies, Inc. .......      19,100
     418    Morgan Stanley..........................      22,006
     256    St. Paul Travelers Companies, Inc. .....       9,155

                                                        MARKET
 SHARES                                                VALUE U
---------                                             ----------
            FINANCE -- (CONTINUED)
     502    State Street Corp. H....................  $   23,194
      53    Wellpoint, Inc. B.......................       6,796
                                                      ----------
                                                         248,795
                                                      ----------
            HEALTH CARE -- 10.5%
     488    Abbott Laboratories.....................      24,000
     598    Amgen, Inc. B...........................      34,821
     129    AstraZeneca plc ADR.....................       5,652
     120    Forest Laboratories, Inc. B.............       4,271
     258    Genzyme Corp. B.........................      15,110
     156    Gilead Sciences, Inc. B.................       5,791
     553    Lilly (Eli) & Co. ......................      32,340
     656    Medtronic, Inc. ........................      34,566
   1,832    Pfizer, Inc. ...........................      49,778
      68    Sanofi-Aventis S.A. ADR.................       2,995
     261    Schering-Plough Corp. ..................       5,445
     306    Wyeth...................................      13,752
                                                      ----------
                                                         228,521
                                                      ----------
            SERVICES -- 2.6%
     761    Accenture Ltd. Class A B................      16,503
      35    FedEx Corp. ............................       3,007
     117    Gannett Co., Inc. H.....................       9,009
      52    Starwood Hotels & Resorts Worldwide,
              Inc. .................................       2,831
     113    Tribune Co. ............................       4,373
     429    Viacom, Inc. Class B....................      14,855
     224    Walt Disney Co. ........................       5,924
                                                      ----------
                                                          56,502
                                                      ----------
            TECHNOLOGY -- 15.0%
     605    Applied Materials, Inc. B...............       8,998
     360    Broadcom Corp. Class A BH...............      10,780
   2,117    Cisco Systems, Inc. B...................      36,589
      @@    Computer Associates International,
              Inc. .................................           3
      58    Electronic Arts, Inc. B.................       3,118
     757    EMC Corp. B.............................       9,936
     546    First Data Corp. .......................      20,772
   1,749    General Electric Co. ...................      63,296
     790    Intel Corp. ............................      18,581
     370    Lockheed Martin Corp. H.................      22,570
   3,091    Microsoft Corp. ........................      78,207
   1,243    Motorola, Inc. .........................      19,061
   2,154    Time Warner, Inc. B.....................      36,200
                                                      ----------
                                                         328,111
                                                      ----------
            UTILITIES -- 0.1%
      64    Exelon Corp. ...........................       3,163
                                                      ----------
            Total common stock
              (cost $1,410,504).....................  $1,483,325
                                                      ----------
PRINCIPAL
 AMOUNT
---------
 MUNICIPAL BONDS -- 0.1%
            GENERAL OBLIGATIONS -- 0.1%
$  2,050    Illinois GO, 5.10%, Taxable Pension,
              6-1-2033..............................  $    2,019
                                                      ----------
            Total municipal bonds
              (cost $2,027).........................  $    2,019
                                                      ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                               MARKET
 AMOUNT                                                VALUE U
---------                                             ----------
 ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 3.0%
            FINANCE -- 2.0%
$  7,905    Chase Manhattan Auto Owner Trust, 4.21%,
              1-15-2009.............................  $    7,937
  10,000    Citibank Credit Card Issuance Trust,
              5.65%, 6-16-2008......................      10,202
  10,000    MBNA Credit Card Master Note Trust,
              4.95%, 6-15-2009......................      10,189
  10,000    Peco Energy Transition Trust, 6.13%,
              3-1-2009..............................      10,522
   2,285    Wells Fargo Mortgage Backed Securities
              Trust, 4.54%, 4-25-2035...............       2,278
   2,163    Wells Fargo Mortgage Backed Securities
              Trust, 4.58%, 3-25-2035...............       2,158
                                                      ----------
                                                          43,286
                                                      ----------
            TRANSPORTATION -- 0.5%
  10,000    Connecticut RRB Special Purpose Trust,
              6.21%, 12-30-2011.....................      10,812
                                                      ----------
            UTILITIES -- 0.5%
  10,000    PSE&G Transition Funding LLC, 6.61%, 6-
              15-2015...............................      11,267
                                                      ----------
            Total asset backed and
              commercial mortgage securities
              (cost $64,388)........................  $   65,365
                                                      ----------
CORPORATE BONDS: INVESTMENT GRADE -- 11.5%
            BASIC MATERIALS -- 0.6%
   4,000    Alcan, Inc., 6.45%, 3-15-2011 H.........  $    4,406
   7,000    Alcoa, Inc., 7.375%, 8-1-2010...........       7,911
   1,400    Rohm & Haas Co., 7.40%, 7-15-2009.......       1,565
                                                      ----------
                                                          13,882
                                                      ----------
            CAPITAL GOODS -- 0.5%
   2,000    Rockwell Automation, Inc., 6.70%,
              1-15-2028.............................       2,376
   7,000    United Technologies Corp., 7.125%,
              11-15-2010............................       7,913
                                                      ----------
                                                          10,289
                                                      ----------
            CONSUMER CYCLICAL -- 0.6%
     655    Centex Home Equity, 4.72%, 10-15-2031...         650
   4,000    Dayton Hudson Corp., 5.875%,
              11-1-2008.............................       4,212
   2,025    Diageo Capital PLC, 4.375%, 5-3-2010....       2,013
     250    Sysco Corp., 6.50%, 8-1-2028............         296

PRINCIPAL                                               MARKET
 AMOUNT                                                VALUE U
---------                                             ----------
            CONSUMER CYCLICAL -- (CONTINUED)
$  6,000    Wal-Mart Stores, Inc., 6.875%,
              8-10-2009.............................  $    6,584
                                                      ----------
                                                          13,755
                                                      ----------
            CONSUMER STAPLES -- 2.0%
   4,000    Anheuser-Busch Companies, Inc., 7.55%,
              10-1-2030.............................       5,255
   5,000    Archer-Daniels-Midland Co., 7.00%,
              2-1-2031..............................       6,161
   2,000    Archer-Daniels-Midland Co., 8.125%, 6-1-
              2012..................................       2,431
   4,000    Coca-Cola Enterprises, Inc., 5.75%,
              11-1-2008.............................       4,198
   2,000    Colgate-Palmolive Co., 5.58%,
              11-6-2008.............................       2,099
   4,906    ConAgra Foods, Inc., 6.70%, 8-1-2027....       5,707
   2,000    Hershey Foods Corp., 7.20%, 8-15-2027...       2,533
     500    Pepsi Bottling Group, Inc., 7.00%,
              3-1-2029..............................         613
   3,000    PepsiAmericas, Inc., 6.375%, 5-1-2009...       3,207
   7,000    Procter & Gamble Co., 9.36%, 1-1-2021...       9,370
   2,300    Weyerhaeuser Co., 7.375%, 3-15-2032 H...       2,501
                                                      ----------
                                                          44,075
                                                      ----------
            ENERGY -- 0.5%
   7,000    Atlantic Richfield Co., 5.90%,
              4-15-2009.............................       7,436
   4,000    National Fuel Gas Co., 6.00%,
              3-1-2009..............................       4,202
                                                      ----------
                                                          11,638
                                                      ----------
            FINANCE -- 5.0%
   3,675    ACE INA Holdings, Inc., 5.875%,
              6-15-2014.............................       3,797
   2,000    Allstate Corp., 6.75%, 5-15-2018........       2,305
     250    American General Corp., 6.625%,
              2-15-2029.............................         285
   4,000    AXA Financial, Inc., 7.00%, 4-1-2028....       4,729
   1,475    Bank of America Corp., 5.875%,
              2-15-2009.............................       1,554
   3,000    Bank of America Corp., 7.40%,
              1-15-2011.............................       3,413
   2,000    Bayerische Landesbank NY, 5.65%,
              2-1-2009..............................       2,098
   3,700    Berkshire Hathaway Finance Corp., 4.85%,
              1-15-2015 M ..........................       3,673
     500    BSCH Issuance Ltd., 7.625%, 11-3-2009...         563
     750    Citigroup, Inc., 3.625%, 2-9-2009.......         732
   1,600    Citigroup, Inc., 6.00%, 10-31-2033......       1,707
     500    Citigroup, Inc., 6.50%, 1-18-2011.......         548
   1,980    Credit Suisse First Boston USA, Inc.,
              4.875%, 1-15-2015.....................       1,960

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD ADVISERS FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                               MARKET
 AMOUNT                                                VALUE U
---------                                             ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
$  2,725    ERAC USA Finance Co., 7.35%, 6-15-2008
              M ....................................  $    2,956
  10,000    Financing Corp., 9.80%, 4-6-2018........      14,778
     545    First Union National Bank, 5.80%,
              12-1-2008.............................         572
   2,600    HSBC Bank USA, Inc., 3.875%,
              9-15-2009.............................       2,538
   4,000    International Lease Finance Corp.,
              5.75%, 2-15-2007......................       4,103
   6,045    J.P. Morgan Chase & Co., 5.125%, 9-15-
              2014 H................................       6,101
   2,000    Jackson National Life Insurance Co.,
              8.15%, 3-15-2027 M ...................       2,623
   4,000    John Hancock Funds, 7.375%, 2-15-2024
              M ....................................       4,824
     250    KeyCorp Capital II, 6.875%, 3-17-2029...         275
   2,335    Liberty Mutual Group, 5.75%, 3-15-2014
              M ....................................       2,332
   1,000    MBIA, Inc., 7.00%, 12-15-2025...........       1,165
   3,650    Metlife, Inc., 6.375%, 6-15-2034 H......       4,086
     250    National City Corp., 6.875%,
              5-15-2019.............................         292
   3,100    New England Mutual Life Insurance Co.,
              7.875%, 2-15-2024 M ..................       3,964
   2,000    Prudential Funding LLC, 6.75%, 9-15-2023
              M ....................................       2,269
     500    Prudential Insurance Co. of America,
              6.375%, 7-23-2006 M ..................         516
     500    ReliaStar Financial Corp., 8.00%,
              10-30-2006............................         529
     250    Republic New York Capital I, 7.75%,
              11-15-2026............................         269
     500    Salomon Smith Barney Holdings, Inc.,
              5.875%, 3-15-2006.....................         509
     200    State Street Corp., 7.65%, 6-15-2010....         231
     500    Texaco Capital, Inc., 8.625%,
              6-30-2010.............................         598
   3,000    Torchmark Corp., 8.25%, 8-15-2009.......       3,383
   2,000    Toyota Motor Credit Corp., 5.50%, 12-15-
              2008..................................       2,085
   4,000    United Health Group, Inc., 5.00%, 8-15-
              2014 H................................       4,056
   3,100    US Bank N.A., 4.95%, 10-30-2014.........       3,127
     250    Verizon Global Funding Corp., 7.25%,
              12-1-2010.............................         281
     250    Verizon Global Funding Corp., 7.75%,
              12-1-2030.............................         311
   3,000    Wachovia Corp., 5.625%, 12-15-2008......       3,151
   4,000    Wells Fargo Bank N.A., 6.45%,
              2-1-2011..............................       4,375
   4,165    XL Capital Europe plc, 6.50%,
              1-15-2012.............................       4,467
                                                      ----------
                                                         108,130
                                                      ----------

PRINCIPAL                                               MARKET
 AMOUNT                                                VALUE U
---------                                             ----------
            HEALTH CARE -- 0.5%
$  4,000    Becton, Dickinson & Co., 6.70%,
              8-1-2028..............................  $    4,719
     685    CVS Corp., 4.875%, 9-15-2014............         685
   1,600    Pharmacia Corp., 6.60%, 12-1-2028.......       1,873
   4,000    Wyeth, 6.95%, 3-15-2011.................       4,453
                                                      ----------
                                                          11,730
                                                      ----------
            SERVICES -- 0.8%
   7,000    Comcast Cable Communications, Inc.,
              6.875%, 6-15-2009.....................       7,599
     500    Comcast Cable Communications, Inc.,
              8.50%, 5-1-2027.......................         661
   4,000    FedEx Corp., 3.50%, 4-1-2009............       3,874
   4,000    Walt Disney Co., 6.375%, 3-1-2012 H.....       4,362
                                                      ----------
                                                          16,496
                                                      ----------
            TECHNOLOGY -- 0.8%
   3,000    Cox Communications, Inc., 5.45%, 12-15-
              2014 M ...............................       2,989
   2,000    Danaher Corp., 6.00%, 10-15-2008........       2,115
   1,800    Deutsche Telekom International Finance
              B.V., 8.75%, 6-15-2030................       2,412
   7,725    General Electric Co., 5.00%, 2-1-2013...       7,862
   1,000    New York Telephone Co., 6.00%,
              4-15-2008.............................       1,034
     250    Telecomunicaciones de Puerto Rico, Inc.,
              6.65%, 5-15-2006......................         256
     500    Vodafone Group plc, 7.875%, 2-15-2030...         657
                                                      ----------
                                                          17,325
                                                      ----------
            UTILITIES -- 0.2%
     500    Alabama Power Co., 7.125%, 10-1-2007....         532
     255    Chilquinta Energia Finance Co. LLC,
              6.62%, 4-1-2011 M ....................         281
   2,000    Kansas City Power & Light Co., 7.125%,
              12-15-2005............................       2,043
   1,150    Northern Border Pipeline Co., 7.75%,
              9-1-2009..............................       1,286
     250    TransCanada Pipelines Ltd., 6.49%,
              1-21-2009.............................         266
                                                      ----------
                                                           4,408
                                                      ----------
            Total corporate bonds: investment grade
              (cost $231,903).......................  $  251,728
                                                      ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                               MARKET
 AMOUNT                                                VALUE U
---------                                             ----------
 U.S. GOVERNMENT SECURITIES -- 15.0%
            U.S. TREASURY SECURITIES -- 15.0%
$ 46,800    1.50% 2006 H[ ].........................  $   46,018
  91,300    2.375% 2006 H...........................      90,012
 102,550    2.75% 2006 H............................     101,729
  20,800    5.375% 2031 H...........................      23,493
  55,240    6.25% 2023 H[ ].........................      66,387
                                                      ----------
            Total U.S. government securities
              (cost $325,322).......................  $  327,639
                                                      ----------
U.S. GOVERNMENT AGENCIES -- 1.2%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.2%
   3,750    2.50% 2013..............................  $    3,621
                                                      ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.3%
   5,651    5.00% 2019..............................       5,697
       9    9.00% 2016 -- 2021......................          11
                                                      ----------
                                                           5,708
                                                      ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.7%
   3,923    6.00% 2023 -- 2035......................       4,048
   1,532    6.00% 2035 I............................       1,579
   4,557    6.50% 2026 -- 2029......................       4,781
   4,654    7.00% 2023 -- 2032......................       4,939
     814    8.00% 2029 -- 2031......................         882
     100    9.00% 2023..............................         110
                                                      ----------
                                                          16,339
                                                      ----------
            Total U.S. government agencies
              (cost $24,854)........................  $   25,668
                                                      ----------
            Total long-term investments
              (cost $2,058,998).....................  $2,155,744
                                                      ----------
SHORT-TERM INVESTMENTS -- 21.0%
            FINANCE -- 1.7%
   6,115    CS First Boston Joint Repurchase
              Agreement,
              2.97%, 5-2-2005.......................  $    6,115
   1,033    Deutsche Bank Securities Joint
              Repurchase Agreement,
              2.90%, 5-2-2005.......................       1,033
  10,325    Deutsche Bank Securities Joint
              Repurchase Agreement,
              2.97%, 5-2-2005.......................      10,325
   7,069    J.P. Morgan Chase Joint Repurchase
              Agreement, 2.96%,
              5-2-2005..............................       7,069
   2,383    UBS Securities, LLC Joint Repurchase
              Agreement,
              2.95%, 5-2-2005.......................       2,383
  10,642    UBS Securities, LLC Joint Repurchase
              Agreement,
              2.96%, 5-2-2005.......................      10,642
                                                      ----------
                                                          37,567
                                                      ----------

PRINCIPAL                                               MARKET
 AMOUNT                                                VALUE U
---------                                             ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 19.3%
$355,394    BNY Institutional Cash Reserve Fund.....  $  355,394
  66,098    Lehman Brothers Repurchase Agreement....      66,098
                                                      ----------
                                                         421,492
                                                      ----------
            Total short-term investments
              (cost $459,059).......................  $  459,059
                                                      ----------
            Total investments in securities
              (cost $2,518,057) O...................  $2,614,803
                                                      ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.46% of total net assets at April 30, 2005.

      The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2005, was $5,671, which represents 0.26% of total net assets.


  B  Currently non-income producing.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $2,535,751 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $163,015
      Unrealized depreciation........................   (83,963)
                                                       --------
      Net unrealized appreciation....................  $ 79,052
                                                       ========

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2005, was $26,427, which represents 1.21% of total net assets.

  I The cost of securities purchased on a when-issued basis at April 30, 2005 was $1,579.

 H   Security is fully or partially on loan at April 30, 2005.

  [ ]Security pledged as initial margin deposit for open futures contracts at April 30, 2005.

                                                                  UNREALIZED
                              NUMBER                             DEPRECIATION
                                OF                                    AT
      DESCRIPTION            CONTRACTS   POSITION   EXPIRATION    4/30/2005
      -----------            ---------   --------   ----------   ------------
      CBT 10 Year U.S.
        Treasury Note
        futures contracts       210       Short     June 2005       $(190)

 @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars rounds to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 AFFILIATED INVESTMENT COMPANIES -- 99.1%
EQUITY FUNDS -- 99.1%
    117     Hartford Capital Appreciation Fund, Class Y B.....  $  3,959
    699     Hartford Disciplined Equity Fund, Class Y.........     7,959
    251     Hartford Dividend and Growth Fund, Class Y........     4,632
    202     Hartford Global Leaders Fund, Class Y B...........     3,318
    446     Hartford Growth Fund, Class Y B...................     7,273
    453     Hartford International Capital Appreciation
              Fund,Class Y B..................................     5,288
    302     Hartford International Small Company Fund, Class
              Y...............................................     3,961
    315     Hartford MidCap Value Fund, Class Y...............     3,960
    205     Hartford Small Company Fund, Class Y B............     3,292
    256     Hartford SmallCap Growth Fund, Class Y B..........     6,578
    776     Hartford Value Fund, Class Y......................     7,957
    526     Hartford Value Opportunities Fund, Class Y B......     7,900
                                                                --------
            Total equity funds
              (cost $65,924)..................................  $ 66,077
                                                                --------
            Total investments in affiliated investment
              companies
              (cost $65,924) O................................  $ 66,077
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  B  Currently non-income producing.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $65,931 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation...........................  $ 504
      Unrealized depreciation...........................   (358)
                                                          -----
      Net unrealized appreciation.......................  $ 146
                                                          =====

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD BALANCED ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 AFFILIATED INVESTMENT COMPANIES -- 99.0%
EQUITY FUNDS -- 60.9%
    806     Hartford Capital Appreciation Fund, Class Y B.....  $ 27,378
  1,154     Hartford Disciplined Equity Fund, Class Y.........    13,135
    437     Hartford Dividend and Growth Fund, Class Y........     8,068
    333     Hartford Global Leaders Fund, Class Y B...........     5,481
    946     Hartford Growth Fund, Class Y B...................    15,439
    494     Hartford Growth Opportunities Fund, Class Y B.....    11,861
  1,898     Hartford International Capital Appreciation Fund,
              Class Y B.......................................    22,132
  1,089     Hartford MidCap Value Fund, Class Y...............    13,692
    732     Hartford Small Company Fund, Class Y B............    11,744
    157     Hartford SmallCap Growth Fund, Class Y B..........     4,036
    460     Hartford Stock Fund, Class Y......................     8,172
  1,423     Hartford Value Fund, Class Y......................    14,584
  1,427     Hartford Value Opportunities Fund, Class Y B......    21,438
                                                                --------
            Total equity funds
              (cost $176,106).................................  $177,160
                                                                --------
FIXED INCOME FUNDS -- 36.2%
  1,006     Hartford High Yield Fund, Class Y.................  $  7,843
    709     Hartford Income Fund, Class Y.....................     7,388
  2,555     Hartford Inflation Plus Fund, Class Y.............    28,081
  3,489     Hartford Short Duration Fund, Class Y.............    34,720
  2,508     Hartford Total Return Bond Fund, Class Y..........    27,467
                                                                --------
            Total fixed income funds
              (cost $105,861).................................  $105,499
                                                                --------
MONEY MARKET FUND -- 1.9%
  5,435     Hartford Money Market Fund, Class Y...............  $  5,435
                                                                --------
            Total money market fund
              (cost $5,435)...................................  $  5,435
                                                                --------
            Total investments in affiliated investment
              companies
              (cost $287,402) O...............................  $288,094
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  B  Currently non-income producing.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $287,402 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 2,426
      Unrealized depreciation.........................   (1,734)
                                                        -------
      Net unrealized appreciation.....................  $   692
                                                        =======

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD CAPITAL APPRECIATION FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 93.7%
            BASIC MATERIALS -- 11.8%
   2,695    Allegheny Technologies, Inc. .....................  $   60,377
   1,941    Cameco Corp. .....................................      75,454
   2,257    Companhia Vale do Rio Doce ADR H..................      60,820
   1,618    Dow Chemical Co. .................................      74,315
   1,077    Engelhard Corp. ..................................      32,979
   1,430    Freeport-McMoRan Copper & Gold, Inc. Class B H....      49,574
   1,800    Gillette Co. .....................................      92,952
     904    Holcim Ltd. ......................................      54,870
   2,500    Huntsman Corp. BH.................................      52,600
     617    Inco Ltd. BH......................................      22,045
   3,249    Lyondell Chemical Co. ............................      81,510
   2,000    Rio Tinto plc.....................................      60,395
   4,095    Smurfit-Stone Container Corp. B...................      53,688
   3,098    Tek Cominco Ltd. Class B..........................     100,090
     679    United States Steel Corp. H.......................      29,043
   4,284    Xstrata plc.......................................      74,008
                                                                ----------
                                                                   974,720
                                                                ----------
            CAPITAL GOODS -- 7.1%
   2,669    Boeing Co. .......................................     158,853
   1,090    Deere & Co. ......................................      68,181
   1,053    Ingersoll-Rand Co. Class A........................      80,929
   1,358    National Oilwell Varco, Inc. B....................      53,947
   1,108    Parker-Hannifin Corp. ............................      66,431
   3,365    Tyco International Ltd. H.........................     105,349
   4,153    Xerox Corp. BH....................................      55,030
                                                                ----------
                                                                   588,720
                                                                ----------
            CONSUMER CYCLICAL -- 3.1%
     500    Neiman-Marcus Group, Inc. Class A.................      49,160
     412    Office Depot, Inc. B..............................       8,063
   5,053    Toyota Motor Corp. ...............................     183,343
     348    TRW Automotive Holdings Corp. B...................       6,193
     438    TRW Automotive, Inc. B M..........................       7,801
                                                                ----------
                                                                   254,560
                                                                ----------
            CONSUMER STAPLES -- 1.5%
   2,237    Bunge Ltd. H......................................     127,073
                                                                ----------
            ENERGY -- 7.8%
   1,149    ConocoPhillips....................................     120,473
   3,160    Devon Energy Corp. ...............................     142,719
     917    Kerr-McGee Corp. H................................      71,190
   1,276    Petro-Canada......................................      70,765
   2,242    Suncor Energy, Inc. ..............................      82,648
   1,144    Weatherford International Ltd. BH.................      59,680
   3,155    XTO Energy, Inc. .................................      95,179
                                                                ----------
                                                                   642,654
                                                                ----------
            FINANCE -- 21.9%
   3,028    ACE Ltd. .........................................     130,100
   1,989    American Capital Strategies Ltd. H................      63,595
   4,060    American International Group, Inc. ...............     206,474
   2,205    Assurant, Inc. ...................................      72,947
   1,504    Capital One Financial Corp. ......................     106,612
   3,866    Citigroup, Inc. ..................................     181,561
   4,521    Countrywide Financial Corp. ......................     163,629
   1,000    EFG Eurobank Ergasias S.A. .......................      30,268
   1,245    General Growth Properties, Inc. H.................      48,694

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
   1,590    Goldman Sachs Group, Inc. H.......................  $  169,817
  26,611    Hang Lung Properties Ltd. ........................      40,914
   4,808    ICICI Bank Ltd. B M...............................      40,817
   1,166    iStar Financial, Inc. ............................      46,465
   1,420    Marsh & McLennan Companies, Inc. .................      39,811
       7    Mitsubishi Tokyo Financial Group, Inc. ...........      64,478
     734    ORIX Corp. .......................................      99,576
 101,161    PT Bank Rakyat Indonesia..........................      28,321
     406    Spirit Finance B M................................       4,205
   2,587    St. Paul Travelers Companies, Inc.H...............      92,608
     100    Takefuji Corp. ...................................       6,335
     447    UBS AG H..........................................      35,878
   2,741    Uniao de Bancos Brasileiros S.A. GDR..............      90,980
     333    Wellpoint, Inc. B.................................      42,541
                                                                ----------
                                                                 1,806,626
                                                                ----------
            HEALTH CARE -- 8.2%
     329    Amgen, Inc. B.....................................      19,139
   2,172    AstraZeneca plc ADR H.............................      95,446
   1,756    Forest Laboratories, Inc. B.......................      62,665
   3,011    IVAX Corp. BH.....................................      56,906
   1,153    Lilly (Eli) & Co. ................................      67,404
   1,578    McKesson Corp. ...................................      58,368
   2,191    Millennium Pharmaceuticals, Inc. B................      19,194
   1,134    Monsanto Co. H....................................      66,458
     853    OSI Pharmaceuticals, Inc. BH......................      40,381
   1,326    Sanofi-Aventis S.A. ..............................     117,399
   2,293    Teva Pharmaceutical Industries Ltd. ADR H.........      71,640
                                                                ----------
                                                                   675,000
                                                                ----------
            SERVICES -- 5.9%
   1,461    Cablevision Systems Corp. Class A BH..............      37,915
   2,546    Comcast Corp. Special Class A BH..................      80,784
     794    Fluor Corp. H.....................................      40,923
   1,001    Liberty Media International, Inc. Class A B.......      41,503
     950    Pixar BH..........................................      43,453
   6,225    Publishing & Broadcasting Ltd. ...................      69,653
   1,463    Starwood Hotels & Resorts Worldwide, Inc. ........      79,478
   3,340    Walt Disney Co. ..................................      88,171
                                                                ----------
                                                                   481,880
                                                                ----------
            TECHNOLOGY -- 24.8%
     863    Agilent Technologies, Inc. B......................      17,905
   4,609    Altera Corp. B....................................      95,534
   1,382    America Movil S.A. de C.V. ADR....................      68,611
   1,980    Amphenol Corp. Class A............................      78,103
   4,178    AT&T Corp. .......................................      79,915
   1,509    Cognex Corp. H....................................      32,961
   2,896    Corning, Inc. B...................................      39,821
   1,444    Electronic Arts, Inc. B...........................      77,074
   6,240    EMC Corp. B.......................................      81,862
   5,200    General Electric Co. .............................     188,240
      93    Google, Inc. BH...................................      20,350
   1,945    Hewlett-Packard Co. ..............................      39,812
  24,495    Hon Hai Precision Industry Co. Ltd. ..............     116,442
     785    International Business Machines Corp. ............      59,928
     796    Lam Research Corp. B..............................      20,423
   3,645    Microsoft Corp. ..................................      92,221
   5,537    Oracle Corp. B....................................      64,003
     613    Samsung Electronics Co. Ltd. .....................     280,577

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
   3,400    SBC Communications, Inc. .........................  $   80,927
   9,311    Sprint Corp. H....................................     207,265
   4,427    Symbol Technologies, Inc. ........................      59,189
   4,153    Time Warner, Inc. B...............................      69,809
     712    Turkcell Iletisim Hizmet ADR......................      11,079
   1,131    UTStarcom, Inc. BH................................      10,752
     636    Whirlpool Corp. H.................................      39,495
   3,009    Yahoo!, Inc. B....................................     103,847
   3,200    ZTE Corp. B.......................................       9,175
                                                                ----------
                                                                 2,045,320
                                                                ----------
            TRANSPORTATION -- 1.3%
   1,200    ACE Aviation Holdings, Inc. B.....................      32,989
     281    ACE Aviation Holdings, Inc. B M...................       7,721
  67,533    Air China Ltd. B..................................      23,825
   2,150    JetBlue Airways Corp. BH..........................      43,109
                                                                ----------
                                                                   107,644
                                                                ----------
            UTILITIES -- 0.3%
     431    Exelon Corp. .....................................      21,349
                                                                ----------
            Total common stock
              (cost $7,182,611)...............................  $7,725,546
                                                                ----------
PREFERRED STOCKS -- 0.0%
            TECHNOLOGY -- 0.0%
   6,325    SensAble Technologies, Inc. Class C Private
              Placement V.....................................  $       @@
                                                                ----------
            Total preferred stocks
              (cost $4,000)...................................  $       @@
                                                                ----------
            Total long-term investments
              (cost $7,186,611)...............................  $7,725,546
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 16.6%
            FINANCE -- 6.5%
$ 87,356    CS First Boston Joint Repurchase Agreement,
              2.97%, 5-2-2005.................................  $   87,356
  14,757    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.90%, 5-2-2005.................................      14,757
 147,485    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.97%, 5-2-2005.................................     147,485
 100,971    J.P. Morgan Chase Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................     100,971
  34,035    UBS Securities, LLC Joint Repurchase Agreement,
              2.95%, 5-2-2005.................................      34,035
 152,023    UBS Securities, LLC Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................     152,023
                                                                ----------
                                                                   536,627
                                                                ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 10.1%
 833,807    BNY Institutional Cash Reserve Fund...............     833,807

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY LEND-
            ING -- (CONTINUED)
$     97    Evergreen Institutional Money Market Fund.........  $       97
   1,127    Lehman Brothers Repurchase Agreement..............       1,127
                                                                ----------
                                                                   835,031
                                                                ----------
            Total short-term investments
              (cost $1,371,658)...............................  $1,371,658
                                                                ----------
            Total investments in securities
              (cost $8,558,269) O.............................  $9,097,204
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 25.79% of total net assets at April 30, 2005.

      The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2005, was $1,230,784, which represents 14.92% of total net assets.

  B  Currently non-income producing.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $8,562,701 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.......................  $ 862,466
      Unrealized depreciation.......................   (327,963)
                                                      ---------
      Net unrealized appreciation...................  $ 534,503
                                                      =========

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  V The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors".

      PERIOD
      ACQUIRED   SHARES/PAR           SECURITY           COST BASIS
      --------   ----------           --------           ----------
                              SensAble Technologies,
                              Inc.
                              Class C Private Placement
      2000         6,325                                   $4,000

     The aggregate value of these securities at April 30, 2005 rounds to zero.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2005, was $60,544, which represents 0.73% of total net assets.

 H   Security is fully or partially on loan at April 30, 2005.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD CAPITAL APPRECIATION FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2005

                                                                                                                     UNREALIZED
                                                            MARKET          CONTRACT                                APPRECIATION
DESCRIPTION                             TRANSACTION          VALUE           AMOUNT          DELIVERY DATE         (DEPRECIATION)
-----------                             -----------         ------          --------         -------------         --------------
Canadian Dollar                             Buy             $ 1,446         $ 1,457           05/02/05                  $(11)
Canadian Dollar                             Buy               7,868           7,911           05/03/05                   (43)
British Pound                              Sell              11,304          11,282           05/03/05                   (22)
British Pound                              Sell              15,038          15,053           05/04/05                    15
British Pound                              Sell               8,622           8,618           05/05/05                    (4)
Japanese Yen                               Sell                 156             155           05/02/05                    (1)
Japanese Yen                               Sell                  28              28           05/06/05                    @@
                                                                                                                        ----
                                                                                                                        $(66)
                                                                                                                        ====

@@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars rounds to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD CONSERVATIVE ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 AFFILIATED INVESTMENT COMPANIES -- 99.2%
EQUITY FUNDS -- 39.6%
    187     Hartford Capital Appreciation Fund, Class Y B.....  $  6,355
    325     Hartford Disciplined Equity Fund, Class Y.........     3,695
    172     Hartford Global Leaders Fund, Class Y B...........     2,827
    235     Hartford International Capital Appreciation Fund,
              Class Y B.......................................     2,739
    136     Hartford International Small Company Fund, Class
              Y...............................................     1,791
    364     Hartford MidCap Value Fund, Class Y...............     4,572
     69     Hartford SmallCap Growth Fund, Class Y B..........     1,775
    411     Hartford Stock Fund, Class Y......................     7,297
    362     Hartford Value Opportunities Fund, Class Y B......     5,436
                                                                --------
            Total equity funds
              (cost $36,149)..................................  $ 36,487
                                                                --------
FIXED INCOME FUNDS -- 55.6%
    922     Hartford High Yield Fund, Class Y.................     7,194
    170     Hartford Income Fund, Class Y.....................     1,770
  1,251     Hartford Inflation Plus Fund, Class Y.............    13,744
  1,592     Hartford Short Duration Fund, Class Y.............    15,845
  1,164     Hartford Total Return Bond Fund, Class Y..........    12,746
                                                                --------
            Total fixed income funds
              (cost $51,569)..................................  $ 51,299
                                                                --------
MONEY MARKET FUND -- 4.0%
  3,633     Hartford Money Market Fund, Class Y...............     3,633
                                                                --------
            Total money market fund
              (cost $3,633)...................................  $  3,633
                                                                --------
            Total investments in affiliated investment
              companies
              (cost $91,351) O................................  $ 91,419
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  B  Currently non-income producing.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $91,351 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation...........................  $ 623
      Unrealized depreciation...........................   (555)
                                                          -----
      Net unrealized appreciation.......................  $  68
                                                          =====

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD DISCIPLINED EQUITY FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
  COMMON STOCK -- 99.5%
            BASIC MATERIALS -- 4.5%
   119      Gillette Co. .....................................  $  6,125
   125      Kimberly-Clark Corp. .............................     7,800
    22      Phelps Dodge Corp. ...............................     1,897
                                                                --------
                                                                  15,822
                                                                --------
            CAPITAL GOODS -- 8.7%
    13      Eaton Corp. ......................................       763
    37      General Dynamics Corp. ...........................     3,918
    75      Graco, Inc. ......................................     2,529
    90      Ingersoll-Rand Co. Class A........................     6,934
    72      Parker-Hannifin Corp. ............................     4,340
    55      Pitney Bowes, Inc. ...............................     2,460
    95      United Technologies Corp. ........................     9,623
                                                                --------
                                                                  30,567
                                                                --------
            CONSUMER CYCLICAL -- 5.9%
   192      D.R. Horton, Inc. ................................     5,841
    26      Genuine Parts Co. ................................     1,111
    20      Lennar Corp. Class A..............................     1,004
   257      Ltd. Brands, Inc. ................................     5,574
    97      McDonald's Corp. .................................     2,855
   141      Supervalu, Inc. ..................................     4,463
                                                                --------
                                                                  20,848
                                                                --------
            CONSUMER STAPLES -- 7.5%
   175      Altria Group, Inc. ...............................    11,354
    54      Procter & Gamble Co. .............................     2,913
   125      UST, Inc. ........................................     5,725
    96      Weyerhaeuser Co. .................................     6,573
                                                                --------
                                                                  26,565
                                                                --------
            ENERGY -- 10.2%
   104      ChevronTexaco Corp. ..............................     5,387
    90      ConocoPhillips....................................     9,457
    57      Devon Energy Corp. ...............................     2,575
    88      Exxon Mobil Corp. ................................     4,996
   114      Occidental Petroleum Corp. .......................     7,866
    68      Unocal Corp. .....................................     3,726
    29      Valero Energy Corp. ..............................     1,994
                                                                --------
                                                                  36,001
                                                                --------
            FINANCE -- 20.3%
    93      ACE Ltd. .........................................     3,995
    30      Aetna, Inc. ......................................     2,187
    28      AMBAC Financial Group, Inc. ......................     1,885
   293      Bank of America Corp. ............................    13,192
    85      Capital One Financial Corp. ......................     6,012
   323      Citigroup, Inc. ..................................    15,156
    15      Comerica, Inc. ...................................       870
    92      Countrywide Financial Corp. ......................     3,330
    96      Federal Home Loan Mortgage Corp. .................     5,881
    77      MBIA, Inc. .......................................     4,018
    39      National City Corp. ..............................     1,311
    15      S & P 500 Depositary Receipt......................     1,760
   168      St. Paul Travelers Companies, Inc. ...............     6,014

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
   157      UnumProvident Corp. ..............................  $  2,632
    50      XL Capital Ltd. Class A...........................     3,501
                                                                --------
                                                                  71,744
                                                                --------
            HEALTH CARE -- 12.4%
   112      Abbott Laboratories...............................     5,496
    70      Amgen, Inc. B.....................................     4,092
    26      Cephalon, Inc. B..................................     1,137
    48      Forest Laboratories, Inc. B.......................     1,723
    85      Genzyme Corp. B...................................     4,994
   104      Gilead Sciences, Inc. B...........................     3,873
   108      HCA, Inc. ........................................     6,053
    61      Humana, Inc. B....................................     2,096
   196      King Pharmaceuticals, Inc. B......................     1,569
   243      Pfizer, Inc. .....................................     6,612
   148      Schering-Plough Corp. ............................     3,080
    67      Wyeth.............................................     3,002
                                                                --------
                                                                  43,727
                                                                --------
            SERVICES -- 5.8%
   132      Accenture Ltd. Class A B..........................     2,867
    99      Cendant Corp. ....................................     1,967
    54      Comcast Corp. Class A B...........................     1,729
    16      McGraw-Hill Companies, Inc. ......................     1,367
    39      Omnicom Group, Inc. ..............................     3,241
   162      Viacom, Inc. Class B..............................     5,615
   132      Waste Management, Inc. ...........................     3,758
                                                                --------
                                                                  20,544
                                                                --------
            TECHNOLOGY -- 21.4%
    40      CenturyTel, Inc. .................................     1,218
   380      Cisco Systems, Inc. B.............................     6,573
    @@      Computer Associates International, Inc.                   @@
   153      Dell, Inc. B......................................     5,329
     2      Electronic Arts, Inc. B...........................       123
   154      First Data Corp. .................................     5,861
   143      General Electric Co. .............................     5,180
   313      Intel Corp. ......................................     7,350
    79      International Business Machines Corp. ............     5,996
   457      Microsoft Corp. ..................................    11,572
   398      Motorola, Inc. ...................................     6,101
    65      Nextel Communications, Inc. Class A B.............     1,819
   192      Oracle Corp. B....................................     2,220
    31      Scientific-Atlanta, Inc. .........................       945
   216      Sprint Corp. .....................................     4,808
   177      Texas Instruments, Inc. ..........................     4,420
   367      Time Warner, Inc. B...............................     6,164
                                                                --------
                                                                  75,679
                                                                --------
            UTILITIES -- 2.8%
    28      Ameren Corp. .....................................     1,453
    83      American Electric Power Co., Inc. ................     2,930
   114      Exelon Corp. .....................................     5,654
                                                                --------
                                                                  10,037
                                                                --------
            Total common stock
              (cost $325,874).................................  $351,534
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
AMOUNT                                                          VALUE U
---------                                                       --------
  SHORT-TERM INVESTMENTS -- 0.6%
            FINANCE -- 0.6%
  $320      CS First Boston Joint Repurchase Agreement,
              2.97%, 5-2-2005.................................  $    320
    54      Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.90%, 5-2-2005.................................        54
   541      Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.97%, 5-2-2005.................................       541
   370      J.P. Morgan Chase Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................       370
   125      UBS Securities, LLC Joint Repurchase Agreement,
              2.95%, 5-2-2005.................................       125
   557      UBS Securities, LLC Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................       557
                                                                --------
            Total short-term investments
              (cost $1,967)...................................  $  1,967
                                                                --------
            Total investments in securities
              (cost $327,841) O...............................  $353,501
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  B  Currently non-income producing.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $328,690 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 36,550
      Unrealized depreciation........................   (11,739)
                                                       --------
      Net unrealized appreciation....................  $ 24,811
                                                       ========

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars rounds to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD DIVIDEND AND GROWTH FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 96.7%
            BASIC MATERIALS -- 8.5%
     811    Abitibi-Consolidated, Inc. .......................  $    3,439
     915    Alcoa, Inc. ......................................      26,565
     213    Bowater, Inc. ....................................       6,904
     507    Companhia Vale do Rio Doce ADR....................      13,651
   1,186    DuPont (E.I.) de Nemours & Co. ...................      55,890
     411    Gillette Co. .....................................      21,224
     775    International Paper Co. ..........................      26,588
     432    Kimberly-Clark Corp. .............................      26,972
     227    Rio Tinto plc ADR.................................      27,328
     519    Rohm & Haas Co. ..................................      22,655
                                                                ----------
                                                                   231,216
                                                                ----------
            CAPITAL GOODS -- 5.9%
     433    Deere & Co. ......................................      27,092
     348    General Dynamics Corp. ...........................      36,578
     295    Honeywell International, Inc. ....................      10,553
     479    Parker-Hannifin Corp. ............................      28,711
     552    Pitney Bowes, Inc. ...............................      24,699
     190    United Technologies Corp. ........................      19,357
   1,152    Xerox Corp. B.....................................      15,265
                                                                ----------
                                                                   162,255
                                                                ----------
            CONSUMER CYCLICAL -- 5.5%
     412    Avery Dennison Corp. .............................      21,542
     243    Caterpillar, Inc. ................................      21,423
     770    Family Dollar Stores, Inc. .......................      20,783
     335    Genuine Parts Co. ................................      14,380
   1,223    McDonald's Corp. .................................      35,831
     839    TJX Companies, Inc. ..............................      18,999
     198    Wal-Mart Stores, Inc. ............................       9,338
     164    Yum! Brands, Inc. ................................       7,706
                                                                ----------
                                                                   150,002
                                                                ----------
            CONSUMER STAPLES -- 9.5%
     722    Altria Group, Inc. ...............................      46,942
     737    Coca-Cola Co. ....................................      32,015
     513    Coca-Cola Enterprises, Inc. ......................      10,416
     440    Colgate-Palmolive Co. ............................      21,888
     889    EnCana Corp. .....................................      56,772
     474    General Mills, Inc. ..............................      23,396
     230    Procter & Gamble Co. .............................      12,460
     507    Tyson Foods, Inc. Class A.........................       8,555
     663    Weyerhaeuser Co. .................................      45,495
                                                                ----------
                                                                   257,939
                                                                ----------
            ENERGY -- 13.6%
     318    Anadarko Petroleum Corp. .........................      23,198
     705    BP plc ADR........................................      42,916
   1,095    ChevronTexaco Corp. ..............................      56,924
   1,644    Exxon Mobil Corp. ................................      93,764
     190    Occidental Petroleum Corp. .......................      13,131
     482    Progress Energy, Inc. ............................      20,226
     675    Royal Dutch Petroleum Co. NY Shares...............      39,319
     417    Schlumberger Ltd. ................................      28,493
     501    Total S.A. ADR H..................................      55,544
                                                                ----------
                                                                   373,515
                                                                ----------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- 17.4%
     341    ACE Ltd. .........................................  $   14,628
     592    American International Group, Inc. H..............      30,098
   1,356    Bank of America Corp. ............................      61,052
   1,687    Citigroup, Inc. ..................................      79,240
     441    Federal Home Loan Mortgage Corp. .................      27,112
     160    Franklin Resources, Inc. .........................      10,954
     693    J.P. Morgan Chase & Co. ..........................      24,589
     445    Marsh & McLennan Companies, Inc. .................      12,479
     415    MBIA, Inc. .......................................      21,725
     967    MBNA Corp. .......................................      19,106
     439    Merrill Lynch & Co., Inc. ........................      23,654
     350    Metlife, Inc. ....................................      13,607
      93    Prudential Financial, Inc. .......................       5,286
     654    State Street Corp. ...............................      30,234
     794    Synovus Financial Corp. ..........................      22,259
     312    UBS AG............................................      25,037
     507    XL Capital Ltd. Class A...........................      35,649
     261    Zions Bancorp.....................................      18,271
                                                                ----------
                                                                   474,980
                                                                ----------
            HEALTH CARE -- 9.5%
   1,262    Abbott Laboratories...............................      62,040
     653    AstraZeneca plc ADR...............................      28,682
     619    Baxter International, Inc. .......................      22,965
      62    Cardinal Health, Inc. ............................       3,445
     616    Lilly (Eli) & Co. ................................      36,012
     343    Novartis AG ADR...................................      16,705
     751    Pfizer, Inc. .....................................      20,406
   1,817    Schering-Plough Corp. ............................      37,923
     676    Wyeth.............................................      30,388
                                                                ----------
                                                                   258,566
                                                                ----------
            SERVICES -- 3.8%
     510    Comcast Corp. Class A B...........................      16,378
     507    Comcast Corp. Special Class A B...................      16,071
     280    Gannett Co., Inc. ................................      21,560
     490    Viacom, Inc. Class B..............................      16,967
   1,138    Waste Management, Inc. ...........................      32,433
                                                                ----------
                                                                   103,409
                                                                ----------
            TECHNOLOGY -- 14.9%
     403    BellSouth Corp. ..................................      10,670
     987    EMC Corp. B.......................................      12,944
     302    Emerson Electric Co. .............................      18,939
   1,146    General Electric Co. .............................      41,489
     387    Hewlett-Packard Co. ..............................       7,916
     608    International Business Machines Corp. ............      46,431
   1,377    Microsoft Corp. ..................................      34,848
   1,975    Motorola, Inc. ...................................      30,301
   1,648    SBC Communications, Inc. .........................      39,227
     308    Sony Corp. ADR....................................      11,296
     734    Sprint Corp. H....................................      16,343
   1,084    Texas Instruments, Inc. ..........................      27,062
   1,807    Time Warner, Inc. B...............................      30,381
   1,399    Verizon Communications, Inc. .....................      50,100
     444    Whirlpool Corp. ..................................      27,542
                                                                ----------
                                                                   405,489
                                                                ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- 96.7% -- (CONTINUED)
            TRANSPORTATION -- 4.0%
     188    Canadian Pacific Railway Ltd. ADR.................  $    6,565
     952    CSX Corp. ........................................      38,212
     301    Norfolk Southern Corp. ...........................       9,461
   1,160    Southwest Airlines Co. ...........................      17,262
     587    Union Pacific Corp. ..............................      37,546
                                                                ----------
                                                                   109,046
                                                                ----------
            UTILITIES -- 4.1%
     205    Dominion Resources, Inc. H........................      15,480
   1,006    Exelon Corp. .....................................      49,791
     755    FPL Group, Inc. ..................................      30,803
     376    Pinnacle West Capital Corp. ......................      15,759
                                                                ----------
                                                                   111,833
                                                                ----------
            Total common stock
              (cost $2,357,745)...............................  $2,638,250
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 5.0%
            FINANCE -- 3.3%
 $14,582    CS First Boston Joint Repurchase Agreement,
              2.97%, 5-22005..................................  $   14,582
   2,463    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.90%, 5-2-2005.................................       2,463
  24,620    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.97%, 5-2-2005.................................      24,620
  16,855    J.P. Morgan Chase Joint Repurchase Agreement,
              2.96%, 5-2-2005 5-2-2005........................      16,855
   5,682    UBS Securities, LLC .Joint Repurchase Agreement,
              2.95%, 5-2-2005.................................       5,682
  25,377    UBS Securities, LLC Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................      25,377
                                                                ----------
                                                                    89,579
                                                                ----------

PRINCIPAL                                                         Market
 AMOUNT                                                          Value U
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 1.7%
 $47,833    BNY Institutional Cash Reserve Fund...............  $   47,833
                                                                ----------
            Total short-term investments
              (cost $137,412).................................  $  137,412
                                                                ----------
            Total investments in securities
              (cost $2,495,157) O.............................  $2,775,662
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.99% of total net assets at April 30, 2005.

  B  Currently non-income producing.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $2,501,098 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $349,639
      Unrealized depreciation........................   (75,075)
                                                       --------
      Net unrealized appreciation....................  $274,564
                                                       ========

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

 H   Security is fully or partially on loan at April 30, 2005.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD EQUITY INCOME FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 98.5%
            BASIC MATERIALS -- 11.9%
     67     Air Products and Chemicals, Inc. .................  $  3,941
    372     Alcoa, Inc. ......................................    10,810
    260     Dow Chemical Co. .................................    11,956
    191     DuPont (E.I.) de Nemours & Co. ...................     8,983
     79     Kimberly-Clark Corp. .............................     4,929
     79     PPG Industries, Inc. .............................     5,332
                                                                --------
                                                                  45,951
                                                                --------

            CAPITAL GOODS -- 1.1%
     93     Rockwell Automation, Inc. ........................     4,290
                                                                --------

            CONSUMER CYCLICAL -- 4.5%
    199     Caterpillar, Inc. ................................    17,495
                                                                --------

            CONSUMER STAPLES -- 6.4%
    135     Altria Group, Inc. ...............................     8,767
     89     General Mills, Inc. ..............................     4,403
     78     Heinz (H.J.) Co. .................................     2,868
    116     Kellogg Co. ......................................     5,221
     52     Weyerhaeuser Co. .................................     3,568
                                                                --------
                                                                  24,827
                                                                --------

            ENERGY -- 11.4%
    133     BP plc ADR........................................     8,124
     39     ChevronTexaco Corp. ..............................     2,035
    152     ConocoPhillips....................................    15,909
    317     Exxon Mobil Corp. ................................    18,097
                                                                --------
                                                                  44,165
                                                                --------

            FINANCE -- 33.4%
      6     ACE Ltd. .........................................       262
    414     Bank of America Corp. ............................    18,664
     73     Chubb Corp. ......................................     5,964
    386     Citigroup, Inc. ..................................    18,141
     59     Comerica, Inc. ...................................     3,384
     28     General Growth Properties, Inc. ..................     1,083
    108     Goldman Sachs Group, Inc. ........................    11,480
    227     J.P. Morgan Chase & Co. ..........................     8,056
    179     Merrill Lynch & Co., Inc. ........................     9,673
    251     National City Corp. ..............................     8,538
    158     PNC Financial Services Group, Inc. ...............     8,423
    144     SunTrust Banks, Inc. .............................    10,508
    127     U.S. Bancorp......................................     3,540
     79     Wachovia Corp. ...................................     4,021
     57     Washington Mutual, Inc. ..........................     2,368
    122     Wells Fargo & Co. ................................     7,324
    107     XL Capital Ltd. Class A...........................     7,538
                                                                --------
                                                                 128,967
                                                                --------

            HEALTH CARE -- 7.4%
    137     Abbott Laboratories...............................     6,749
    161     Baxter International, Inc. .......................     5,983
    191     Pfizer, Inc. .....................................     5,189
    232     Wyeth.............................................    10,407
                                                                --------
                                                                  28,328
                                                                --------

            SERVICES -- 1.1%
     54     Gannett Co., Inc. ................................     4,152
                                                                --------

            TECHNOLOGY -- 7.8%
    112     AT&T Corp. .......................................     2,135
    202     BellSouth Corp. ..................................     5,347
    133     Emerson Electric Co. .............................     8,334
    287     SBC Communications, Inc. .........................     6,824
    159     Sprint Corp. .....................................     3,542
    113     Verizon Communications, Inc. .....................     4,030
                                                                --------
                                                                  30,212
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            TRANSPORTATION -- 2.1%
    150     Shell Transport & Trading Co. plc ADR.............  $  8,081
                                                                --------

            UTILITIES -- 11.4%
     40     Constellation Energy Group, Inc. .................     2,086
    160     Dominion Resources, Inc. .........................    12,049
     84     Entergy Corp. ....................................     6,128
    168     Exelon Corp. .....................................     8,306
    217     FPL Group, Inc. ..................................     8,868
     69     SCANA Corp. ......................................     2,665
     45     TXU Corp. ........................................     3,878
                                                                --------
                                                                  43,980
                                                                --------
            Total common stock
              (cost $354,295).................................  $380,448
                                                                --------

PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 1.4%

            FINANCE -- 1.4%
 $  875     CS First Boston Joint Repurchase Agreement,
              2.97%, 5-2-2005.................................  $    875
    148     Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.90%, 5-2-2005.................................       148
  1,478     Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.97%, 5-2-2005.................................     1,478
  1,012     J.P. Morgan Chase Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................     1,012
    341     UBS Securities, LLC Joint Repurchase Agreement,
              2.95%, 5-2-2005.................................       341
  1,524     UBS Securities, LLC Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................     1,524
                                                                --------

            Total short-term investments
              (cost $5,378)...................................  $  5,378
                                                                --------
            Total investments in securities
              (cost $359,673) O ..............................  $385,826
                                                                ========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.20% of total net assets at April 30, 2005.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $359,700 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $31,869
      Unrealized depreciation.........................   (5,743)
                                                        -------
      Net unrealized appreciation.....................  $26,126
                                                        =======

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD FOCUS FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
  COMMON STOCK -- 99.8%
            CAPITAL GOODS -- 9.3%
    47      Deere & Co. ......................................  $ 2,933
    86      International Game Technology.....................    2,323
    31      United Technologies Corp. ........................    3,163
                                                                -------
                                                                  8,419
                                                                -------
            CONSUMER CYCLICAL -- 8.4%
    31      Caterpillar, Inc. ................................    2,694
   101      Home Depot, Inc. .................................    3,569
    18      NIKE, Inc. Class B................................    1,375
                                                                -------
                                                                  7,638
                                                                -------
            CONSUMER STAPLES -- 7.0%
    59      Coca-Cola Co. ....................................    2,567
    71      Procter & Gamble Co. .............................    3,823
                                                                -------
                                                                  6,390
                                                                -------
            ENERGY -- 9.9%
    31      ConocoPhillips....................................    3,292
    42      Occidental Petroleum Corp. .......................    2,864
    41      Schlumberger Ltd. ................................    2,798
                                                                -------
                                                                  8,954
                                                                -------
            FINANCE -- 19.6%
    44      American International Group, Inc. ...............    2,217
    62      Bank of America Corp. ............................    2,793
    80      Citigroup, Inc. ..................................    3,766
   105      Marsh & McLennan Companies, Inc. .................    2,949
    54      Morgan Stanley....................................    2,863
    70      State Street Corp. ...............................    3,250
                                                                -------
                                                                 17,838
                                                                -------
            HEALTH CARE -- 14.0%
    57      Amgen, Inc. B.....................................    3,341
    63      Lilly (Eli) & Co. ................................    3,684
    46      Medtronic, Inc. ..................................    2,419
   120      Pfizer, Inc. .....................................    3,260
                                                                -------
                                                                 12,704
                                                                -------
            SERVICES -- 9.0%
   142      Accenture Ltd. Class A B..........................    3,071
    25      FedEx Corp. ......................................    2,098
    39      Gannett Co., Inc. ................................    3,034
                                                                -------
                                                                  8,203
                                                                -------
            TECHNOLOGY -- 22.6%
    96      Broadcom Corp. Class A B..........................    2,865
   210      Cisco Systems, Inc. B.............................    3,634
    48      Lockheed Martin Corp. ............................    2,907
   212      Microsoft Corp. ..................................    5,374
   196      Motorola, Inc. ...................................    3,002
   162      Time Warner, Inc. B...............................    2,722
                                                                -------
                                                                 20,504
                                                                -------
            Total common stock
              (cost $90,656)..................................  $90,650
                                                                -------
PRINCIPAL                                                       MARKET
AMOUNT                                                          VALUE U
---------                                                       -------
            SHORT-TERM INVESTMENTS -- 3.4%
            FINANCE -- 3.4%
  $499      CS First Boston Joint Repurchase Agreement,
              2.97%, 5-2-2005.................................  $   499
    84      Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.90%, 5-2-2005.................................       84
   843      Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.97%, 5-2-2005.................................      843
   577      J.P. Morgan Chase Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................      577
   195      UBS Securities, LLC Joint Repurchase Agreement,
              2.95%, 5-2-2005.................................      195
   869      UBS Securities, LLC Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................      869
                                                                -------
            Total short-term investments
              (cost $3,067)...................................  $ 3,067
                                                                -------
            Total investments in securities
              (cost $93,723) O................................  $93,717
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  B  Currently non-income producing.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $94,793 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 3,593
      Unrealized depreciation.........................   (4,669)
                                                        -------
      Net unrealized depreciation.....................  $(1,076)
                                                        =======

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL COMMUNICATIONS FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 92.8%
            AUDIO AND VIDEO EQUIPMENT -- 0.2%
     @@     Samsung Electronics Co. Ltd. .....................  $    27
                                                                -------
            CABLE & OTHER SUBSCRIPTION PROGRAMMING -- 0.3%
      1     Comcast Corp. Class A B...........................       39
                                                                -------
            COMMUNICATIONS EQUIPMENT -- 3.2%
    160     ZTE Corp. B.......................................      460
                                                                -------
            INFORMATION -- SOFTWARE PUBLISHERS -- 7.1%
    149     KongZhong Corp. ADR BH............................    1,045
                                                                -------
            INTERNET PUBLISHING AND BROADCASTING -- 0.6%
      6     FairPoint Communications, Inc. B..................       87
                                                                -------
            OTHER INFORMATION SERVICES -- 0.2%
     22     Primus Telecommunications Group, Inc. B...........       33
                                                                -------
            OTHER TELECOMMUNICATIONS -- 39.4%
     47     Brasil Telecom S.A. ADR H.........................      572
    560     China Telecom Corp. Ltd. .........................      191
     36     France Telecom S.A. ..............................    1,064
      6     KT Corp. ADR......................................      129
     27     P.T. Telekomunikasi Indonesia ADR.................      481
    125     Telecom Italia S.p.A. H...........................      353
     24     Telekom Austria AG M..............................      460
     24     Telemar Norte Leste S.A. .........................      528
     69     Telenor ASA M.....................................      576
     20     Telkom South Africa Ltd. ADR......................    1,420
                                                                -------
                                                                  5,774
                                                                -------
            TELECOMMUNICATION RESELLERS -- 2.6%
      4     Chunghwa Telecom Co. Ltd. ADR.....................       87
      1     Maroc Telecom BM..................................        9
      6     Telefonica S.A. ADR...............................      286
                                                                -------
                                                                    382
                                                                -------
            WIRED TELECOMMUNICATIONS CARRIERS -- 9.6%
     26     Deutsche Telekom AG BH............................      495
    184     Eircom Group plc M................................      444
      7     General Communication, Inc. Class A B.............       61
     49     Koninklijke (Royal) KPN N.V. .....................      413
                                                                -------
                                                                  1,413
                                                                -------
            WIRELESS COMMUNICATIONS SERVICES -- 3.2%
    236     Dobson Communications Corp. B.....................      471
                                                                -------
            WIRELESS TELECOMMUNICATIONS CARRIERS -- 26.4%
     38     Citizens Communications Co. ......................      482
     47     Nextel Communications, Inc. Class A B.............    1,321
     34     Philippine Long Distance Telephone Co. B..........      862
     46     Turkcell Iletisim Hizmet ADR......................      708
     69     UbiquiTel, Inc. B.................................      498
                                                                -------
                                                                  3,871
                                                                -------
            Total common stock
              (cost $12,256)..................................  $13,602
                                                                -------
PREFERRED STOCKS -- 4.2%
            INFORMATION -- OTHER TELECOMMUNICATIONS -- 4.2%
     42     Tele Norte Leste Participacoes S.A. ADR...........  $   616
                                                                -------
            Total preferred stocks
              (cost $594).....................................  $   616
                                                                -------
            Total long-term investments
              (cost $12,850)..................................  $14,218
                                                                -------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
 SHORT-TERM INVESTMENTS -- 17.1%
            BANKING -- 1.4%
 $   33     CS First Boston Joint Repurchase Agreement, 2.97%,
              5-2-2005........................................  $    33
      6     Deutsche Bank Securities Joint Repurchase
              Agreement, 2.90%, 5-2-2005......................        6
     56     Deutsche Bank Securities Joint Repurchase
              Agreement, 2.97%, 5-2-2005......................       56
     38     J.P. Morgan Chase Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................       38
     13     UBS Securities, LLC Joint Repurchase Agreement,
              2.95%, 5-2-2005.................................       13
     58     UBS Securities, LLC Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................       58
                                                                -------
                                                                    204
                                                                -------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY -- 15.7%
  2,305     BNY Institutional Cash Reserve Fund...............    2,305
                                                                -------
            Total short-term investments
              (cost $2,509)...................................  $ 2,509
                                                                -------
            Total investments in securities
              (cost $15,359) O................................  $16,727
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 76.6% of total net assets at April 30, 2005.

      The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2005, was $4,886, which represents 33.34% of total net assets.

 B   Currently non-income producing.

 O At April 30, 2005, the cost of securities for federal income tax purposes is $15,359 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $2,489
      Unrealized depreciation..........................  (1,121)
                                                         ------
      Net unrealized appreciation......................  $1,368
                                                         ======

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2005, was $1,489, which represents 10.16% of total net assets.

 H   Security is fully or partially on loan at April 30, 2005.

  @@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
 COMMON STOCK -- 99.3%
            AGENCIES, BROKERAGES, OTHER INSURANCE ACTIVITIES -- 1.9%
     13     Marsh & McLennan Companies, Inc. .................  $   370
                                                                -------
            COMMERCIAL BANKING -- 11.8%
     81     Capitalia S.p.A. H................................      435
     12     UBS AG H..........................................      967
     62     Westpac Banking Corp. ............................      945
                                                                -------
                                                                  2,347
                                                                -------
            CONSUMER LENDING -- 1.9%
      6     Takefuji Corp. ...................................      370
                                                                -------
            DEPOSITORY CREDIT BANKING -- 33.9%
     55     Banco Bilbao Vizcaya Argentaria S.A. H............      848
     22     Bank of America Corp. ............................      973
      4     Bank of Hawaii Corp. .............................      194
     13     Canadian Western Bank.............................      292
     21     Citigroup, Inc. ..................................      972
     17     Golden West Financial Corp. ......................    1,041
     38     Hibernia Corp. Class A............................    1,180
     37     HSBC Holdings plc.................................      595
      7     Northern Trust Corp. .............................      293
     18     United Overseas Bank Ltd. H.......................      157
      4     Webster Financial Corp. ..........................      182
                                                                -------
                                                                  6,727
                                                                -------
            INSURANCE CARRIERS -- 23.7%
     21     ACE Ltd. .........................................      881
      8     AMBAC Financial Group, Inc. ......................      535
     16     American International Group, Inc. ...............      788
     91     Banca Intesa S.p.A. H.............................      435
      7     MBIA, Inc. .......................................      388
      3     Prudential Financial, Inc. .......................      177
     12     Reinsurance Group of America......................      519
     21     St. Paul Travelers Companies, Inc. ...............      759
     13     UnumProvident Corp. ..............................      217
                                                                -------
                                                                  4,699
                                                                -------
            INTERNATIONAL TRADE FINANCING (FOREIGN BANKS) -- 6.9%
     16     Bayerische Hypo-und Vereinsbank AG B..............      374
     33     Royal Bank of Scotland Group plc..................      998
                                                                -------
                                                                  1,372
                                                                -------
            MONETARY AUTHORITIES -- CENTRAL BANK -- 4.3%
      5     Canadian Imperial Bank of Commerce H..............      279
     @@     Mitsubishi Tokyo Financial Group, Inc. H..........      570
                                                                -------
                                                                    849
                                                                -------
            NONDEPOSITORY CREDIT BANKING -- 1.9%
      6     Federal Home Loan Mortgage Corp. .................      369
                                                                -------
            OTHER FINANCIAL INVESTMENT ACTIVITIES -- 5.5%
      6     Franklin Resources, Inc. .........................      412
     35     Nordea Bank AB H..................................      335
      7     State Street Corp. ...............................      342
                                                                -------
                                                                  1,089
                                                                -------
            REAL ESTATE CREDIT (MORTGAGE BANKING) -- 2.3%
     13     Countrywide Financial Corp. ......................      456
                                                                -------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            SECURITIES, COMMODITIES AND BROKERAGE -- 5.2%
      5     Goldman Sachs Group, Inc. ........................  $   502
     10     Merrill Lynch & Co., Inc. ........................      539
                                                                -------
                                                                  1,041
                                                                -------
            Total common stock
              (cost $17,911)..................................  $19,689
                                                                -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 18.2%
            BANKING -- 0.0%
 $    1     CS First Boston Joint Repurchase Agreement,
              2.97%, 5-2-2005.................................  $     1
     @@     Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.90%, 5-2-2005.................................       @@
      3     Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.97%, 5-2-2005.................................        3
      2     J.P. Morgan Chase Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................        2
      1     UBS Securities, LLC Joint Repurchase Agreement,
              2.95%, 5-2-2005.................................        1
      3     UBS Securities, LLC Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................        3
                                                                -------
                                                                     10
                                                                -------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 18.2%
  3,605     Navigator Prime Portfolio.........................    3,605
                                                                -------
            Total short-term investments
              (cost $3,615)...................................  $ 3,615
                                                                -------
            Total investments in securities
              (cost $21,526) O................................  $23,304
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 38.31% of total net assets at April 30, 2005.

      The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2005, was $7,029, which represents 35.43% of total net assets.

  B  Currently non-income producing.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $21,683 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $2,490
      Unrealized depreciation..........................    (869)
                                                         ------
      Net unrealized appreciation......................  $1,621
                                                         ======

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

 H   Security is fully or partially on loan at April 30, 2005.

 @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars rounds to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL HEALTH FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 65.9%
            BASIC CHEMICAL MANUFACTURING -- 0.7%
     101    Bayer AG H........................................  $  3,314
                                                                --------
            DATA PROCESSING SERVICES -- 1.2%
     371    NDCHealth Corp. H.................................     5,671
                                                                --------
            DRUGS & DRUGGISTS SUNDRIES WHOLESALERS -- 1.9%
     243    McKesson Corp. ...................................     9,002
                                                                --------
            DRUGS AND DRUGGISTS' SUNDRIES MERCHANT -- 0.4%
       3    Serono S.A. Class B H.............................     2,071
                                                                --------
            ELECTRICAL EQUIP MANUFACTURING -- 0.6%
     138    Olympus Corp. H...................................     2,789
                                                                --------
            ELECTROMEDICAL MANUFACTURING -- 3.5%
     307    Medtronic, Inc. ..................................    16,189
                                                                --------
            GENERAL MEDICAL AND SURGICAL HOSPITALS -- 1.5%
     136    Triad Hospitals, Inc. BH..........................     6,970
                                                                --------
            HEALTH AND PERSONAL CARE STORES -- 1.1%
   1,345    Rite Aid Corp. H..................................     4,882
                                                                --------
            INSURANCE CARRIERS -- 2.7%
      85    Aetna, Inc. ......................................     6,266
     105    PacifiCare Health Systems, Inc. B.................     6,257
                                                                --------
                                                                  12,523
                                                                --------
            MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING -- 2.4%
     242    Baxter International, Inc. .......................     8,989
      62    Terumo Corp. .....................................     1,839
                                                                --------
                                                                  10,828
                                                                --------
            NAVIGATE, MEASURE, CONTROL INSTRUMENTS -- 0.9%
      42    Beckman Coulter, Inc. ............................     2,809
     394    Bruker BioSciences Corp. BH.......................     1,284
                                                                --------
                                                                   4,093
                                                                --------
            OFFICES OF PHYSICIANS -- 0.6%
      62    Edwards Lifesciences Corp. BH.....................     2,735
                                                                --------
            OUTPATIENT CARE CENTERS -- 1.4%
     196    Health Net, Inc. B................................     6,677
                                                                --------
            PHARMACEUTICAL & MEDICINE MANUFACTURING -- 39.0%
     350    Abbott Laboratories...............................    17,196
      31    Abgenix, Inc. BH..................................       214
     212    Amylin Pharmaceuticals, Inc. BH...................     3,606
     102    Array BioPharma, Inc. BH..........................       631
     310    Astellas Pharma, Inc. ............................    11,210
     415    AstraZeneca plc ADR...............................    18,244
     112    AtheroGenics, Inc. BH.............................     1,204
      74    Cephalon, Inc. BH.................................     3,244
     102    Cytokinetics, Inc. BH.............................       501
     232    Eisai Co. Ltd. ...................................     7,717
     194    Forest Laboratories, Inc. B.......................     6,922
     147    Genzyme Corp. B...................................     8,592
     147    Hospira, Inc. B...................................     4,920
     393    King Pharmaceuticals, Inc. B......................     3,144

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            PHARMACEUTICAL & MEDICINE
            MANUFACTURING -- (CONTINUED)
     187    Lilly (Eli) & Co. ................................  $ 10,916
     200    Novartis AG.......................................     9,732
      76    NPS Pharmaceuticals, Inc. BH......................       922
      12    Onyx Pharmaceuticals, Inc. BH.....................       358
      26    OSI Pharmaceuticals, Inc. BH......................     1,212
     470    Sankyo Co. Ltd. H.................................     9,789
     242    Sanofi-Aventis S.A. ADR...........................    10,720
      45    Schering AG H.....................................     2,967
   1,000    Schering-Plough Corp. ............................    20,870
      52    Schwarz Pharma AG H...............................     2,330
     522    Shionogi & Co. Ltd. H.............................     7,254
      66    Takeda Pharmaceutical Co. Ltd. ...................     3,217
      64    UCB S.A. H........................................     3,090
     152    Watson Pharmaceuticals, Inc. BH...................     4,545
     103    Wyeth.............................................     4,633
                                                                --------
                                                                 179,900
                                                                --------
            PROFESSIONAL, SCIENTIFIC, AND TECHNICAL SERVICES -- 0.5%
     312    Exelixis, Inc. BH.................................     2,138
                                                                --------
            SCIENTIFIC RESEARCH & DEVELOPMENT SERVICES -- 7.5%
     288    Applera Corp. -- Celera Genomics Group BH.........     2,652
     667    Ciphergen Biosystems, Inc. BH.....................     1,001
     145    CV Therapeutics, Inc. BH..........................     2,864
     412    Elan Corp. plc ADR B..............................     2,269
     113    Genentech, Inc. B.................................     8,009
      73    Gilead Sciences, Inc. B...........................     2,712
     301    Human Genome Sciences, Inc. BH....................     3,107
      57    ICOS Corp. BH.....................................     1,290
     215    Incyte Corp. BH...................................     1,403
     156    Medicines Co. BH..................................     3,335
     423    Millennium Pharmaceuticals, Inc. BH...............     3,709
     177    Regeneron Pharmaceutical, Inc. BH.................       986
      69    Zymogenetics, Inc. BH.............................     1,059
                                                                --------
                                                                  34,396
                                                                --------
            Total common stock
              (cost $291,999).................................  $304,178
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 46.3%
            BANKING -- 34.0%
 $25,595    CS First Boston Joint Repurchase Agreement,
              2.97%, 5-2-2005.................................  $ 25,595
   4,324    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.90%, 5-2-2005.................................     4,324
  43,213    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.97%, 5-2-2005.................................    43,213
  29,584    J.P. Morgan Chase Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................    29,584

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL HEALTH FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            BANKING -- (CONTINUED)
 $ 9,972    UBS Securities, LLC Joint Repurchase Agreement,
              2.95%, 5-2-2005.................................  $  9,972
  44,543    UBS Securities, LLC Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................    44,543
                                                                --------
                                                                 157,231
                                                                --------
            SECURITIES PURCHASED WITH PROCEEDS
            FROM SECURITY LENDING 12.3%
  56,636    Navigator Prime Portfolio.........................    56,636
                                                                --------
            Total short-term investments
              (cost $213,867).................................  $213,867
                                                                --------
            Total investments in securities
              (cost $505,866) O...............................  $518,045
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 21.35% of total net assets at April 30, 2005.

      The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2005, was $67,318, which represents 14.58% of total net assets.

  B  Currently non-income producing.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $506,699 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 34,654
      Unrealized depreciation........................   (23,308)
                                                       --------
      Net unrealized appreciation....................  $ 11,346
                                                       ========

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

 H   Security is fully or partially on loan at April 30, 2005.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL LEADERS FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 96.6%
            CANADA -- 4.7%
      66    Canadian National Railway Co. ....................  $  3,774
     101    Canadian Pacific Railway Ltd. ....................     3,510
     278    Inco Ltd. BH......................................     9,932
     142    Petro-Canada......................................     7,900
     103    Research In Motion Ltd. B.........................     6,660
                                                                --------
                                                                  31,776
                                                                --------
            FINLAND -- 2.3%
     985    Nokia Oyj ADR.....................................    15,745
                                                                --------
            FRANCE -- 4.5%
     278    AXA H.............................................     6,956
      64    Carrefour S.A. H..................................     3,108
     124    Groupe Danone H...................................    11,657
      58    Pernod-Ricard H...................................     8,802
                                                                --------
                                                                  30,523
                                                                --------
            GERMANY -- 2.5%
     595    Bayerische Hypo-und Vereinsbank AG B..............    14,175
      34    Commerzbank AG....................................       736
      26    Merck KGaA........................................     1,984
                                                                --------
                                                                  16,895
                                                                --------
            HONG KONG -- 2.4%
   6,333    CNOOC Ltd. .......................................     3,407
   1,740    Esprit Holdings Ltd. V............................    12,959
                                                                --------
                                                                  16,366
                                                                --------
            IRELAND -- 0.3%
      59    Ryanair Holdings plc ADR BH.......................     2,349
                                                                --------
            ITALY -- 0.6%
     160    ENI-Ente Nazionale Idrocarburi S.p.A. H...........     4,034
                                                                --------
            JAPAN -- 4.6%
      50    Bank of Yokohama Ltd. ............................       286
     207    Eisai Co. Ltd. ...................................     6,884
      @@    Japan Tobacco, Inc. ..............................     6,246
       1    Mitsubishi Tokyo Financial Group, Inc. H..........     4,883
     434    Nippon Electric Glass Co. Ltd. H..................     6,897
      20    ORIX Corp. .......................................     2,715
     115    Terumo Corp. .....................................     3,413
                                                                --------
                                                                  31,324
                                                                --------
            LUXEMBOURG -- 0.8%
     416    SES Global........................................     5,556
                                                                --------
            MEXICO -- 1.3%
     157    Grupo Televisa S.A. ADR...........................     8,837
                                                                --------
            NETHERLANDS -- 3.9%
     179    Koninklijke (Royal) KPN N.V. B....................     7,389
   2,485    Koninklijke Ahold N.V. B..........................    18,803
                                                                --------
                                                                  26,192
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            SOUTH KOREA -- 2.1%
     233    L.G. Philips LCD Co. Ltd. BH......................  $ 10,880
       7    Samsung Electronics Co. Ltd. .....................     3,046
                                                                --------
                                                                  13,926
                                                                --------
            SPAIN -- 0.9%
     401    Banco Bilbao Vizcaya Argentaria S.A. .............     6,207
                                                                --------
            SWEDEN -- 1.3%
   2,891    Telefonaktiebolaget LM Ericsson BH................     8,556
                                                                --------
            SWITZERLAND -- 5.8%
     228    Credit Suisse Group H.............................     9,599
     123    Roche Holding AG..................................    14,863
     144    UBS AG H..........................................    11,520
      18    Zurich Financial Services AG......................     3,068
                                                                --------
                                                                  39,050
                                                                --------
            TAIWAN -- 5.1%
   1,171    AU Optronics Corp. ADR B..........................    18,994
   6,786    Chi Mei Optoelectronics Corp. ....................    11,502
     468    Taiwan Semiconductor Manufacturing Co. Ltd. ADR...     4,030
                                                                --------
                                                                  34,526
                                                                --------
            UNITED KINGDOM -- 13.3%
     400    AstraZeneca plc...................................    17,510
   1,951    Capita Group plc..................................    14,071
   3,633    Carphone Warehouse Group plc......................    10,297
   4,287    EMI Group plc.....................................    19,558
     428    GUS plc...........................................     6,848
     104    Reckitt Benckiser plc.............................     3,371
     334    Standard Chartered plc............................     6,022
   4,597    Vodafone Group plc................................    12,015
                                                                --------
                                                                  89,692
                                                                --------
            UNITED STATES -- 40.2%
     287    Abbott Laboratories...............................    14,094
      79    Aetna, Inc. ......................................     5,767
     191    Altria Group, Inc. ...............................    12,420
     335    Baxter International, Inc. .......................    12,429
     693    Cisco Systems, Inc. B.............................    11,968
     247    Citigroup, Inc. ..................................    11,592
     451    Comcast Corp. Special Class A B...................    14,294
      45    ConocoPhillips....................................     4,687
     975    Corning, Inc. B...................................    13,406
     134    Dell, Inc. B......................................     4,664
      54    Electronic Arts, Inc. B...........................     2,888
     143    Exxon Mobil Corp. ................................     8,155
     120    Genentech, Inc. B.................................     8,541
     288    Gilead Sciences, Inc. B...........................    10,670
      58    Goldman Sachs Group, Inc. ........................     6,162
     522    IVAX Corp. BH.....................................     9,872
      66    Lehman Brothers Holdings, Inc. ...................     6,054
     307    Microsoft Corp. ..................................     7,770
     308    Motorola, Inc. ...................................     4,719
     158    OSI Pharmaceuticals, Inc. BH......................     7,498
     262    Pixar BH..........................................    11,984
     277    Procter & Gamble Co. .............................    14,989

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL LEADERS FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            UNITED STATES -- (continued)
     794    Schering-Plough Corp. ............................  $ 16,577
   1,506    Sirius Satellite Radio, Inc. BH...................     7,168
      89    Starwood Hotels & Resorts Worldwide, Inc. ........     4,836
     139    Transocean, Inc. BH...............................     6,464
     348    Viacom, Inc. Class B..............................    12,044
     380    Yahoo!, Inc. B....................................    13,103
     130    Yum! Brands, Inc. ................................     6,122
                                                                --------
                                                                 270,937
                                                                --------
            Total common stock (cost $639,271)................  $652,491
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 16.9%
            UNITED STATES -- 16.9%
$114,270    Navigator Prime Portfolio.........................  $114,270
                                                                --------
            Total short-term investments (cost $114,270)......  $114,270
                                                                --------
            Total investments in securities
              (cost $753,541) O...............................  $766,761
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 56.48% of total net assets at April 30, 2005.

      The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2005, was $232,427, which represents 34.41% of total net assets.

  B  Currently non-income producing.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $760,115 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 24,296
      Unrealized depreciation........................   (17,650)
                                                       --------
      Net unrealized appreciation....................  $  6,646
                                                       ========

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.
  V The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors".

      PERIOD                                                 COST
      ACQUIRED   SHARES/PAR             SECURITY            BASIS
      --------   ----------             --------            ------
      2004         1,740      Esprit Holdings               $8,341

     The aggregate value of these securities at April 30, 2005 was $12,959, which represents 1.92% of total net assets.

 H   Security is fully or partially on loan at April 30, 2005.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2005

                                                                                                                     UNREALIZED
                                                                                 CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                             TRANSACTION         MARKET VALUE          AMOUNT            DATE           (DEPRECIATION)
-----------                             -----------         ------------         --------         --------         --------------
Euro                                       Sell                $6,589             $6,627          5/2/2005              $ 38
Euro                                        Buy                   321                321          5/4/2005                @@
Japanese Yen                               Sell                 1,944              1,926          5/2/2005               (18)
Japanese Yen                               Sell                 1,328              1,315          5/6/2005               (13)
Japanese Yen                               Sell                   707                700          5/9/2005                (7)
                                                                                                                        ----
                                                                                                                        $ @@
                                                                                                                        ====

@@Due to the presentation of the financial statements in thousands, the number of shares and/or dollars rounds to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL TECHNOLOGY FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
  COMMON STOCK -- 99.7%
            AUDIO AND VIDEO EQUIPMENT -- 1.0%
    13      Sony Corp. .......................................  $   491
                                                                -------
            COMMUNICATIONS EQUIPMENT -- 14.3%
   108      Cisco Systems, Inc. B.............................    1,865
   112      Motorola, Inc. ...................................    1,721
   154      Nokia Oyj ADR.....................................    2,461
    31      Scientific-Atlanta, Inc. .........................      951
                                                                -------
                                                                  6,998
                                                                -------
            COMPUTER AND PERIPHERAL -- 11.7%
    55      EMC Corp. B.......................................      720
    89      Hewlett-Packard Co. ..............................    1,822
   337      Hon Hai Precision Industry Co. Ltd. ..............    1,602
    28      Hutchinson Technology, Inc. B.....................    1,033
     8      NAVTEQ Corp. B....................................      295
    21      Symbol Technologies, Inc. ........................      278
                                                                -------
                                                                  5,750
                                                                -------
            COMPUTER SYSTEMS DESIGN & RELATED SERVICES -- 5.3%
     9      Automatic Data Processing, Inc. ..................      382
    65      BISYS Group, Inc. B...............................      911
    29      DST Systems, Inc. B...............................    1,298
                                                                -------
                                                                  2,591
                                                                -------
            DATA PROCESSING SERVICES -- 4.5%
    58      First Data Corp. .................................    2,187
                                                                -------
            ELECTRICAL EQUIPMENT MANUFACTURING -- COMPONENT
            OTHER -- 3.1%
   112      Corning, Inc. B...................................    1,541
                                                                -------
            INFORMATION -- SOFTWARE PUBLISHERS -- 15.0%
    38      Electronic Arts, Inc. B...........................    2,034
   164      Microsoft Corp. ..................................    4,137
    46      Red Hat, Inc. BH..................................      489
    33      Salesforce.com, Inc. B............................      478
    11      Serena Software, Inc. B...........................      211
                                                                -------
                                                                  7,349
                                                                -------
            INTERNET PROVIDERS & WEB SEARCH PORT -- 11.0%
     8      Google, Inc. B....................................    1,782
    32      S1 Corp. B........................................      170
    99      Yahoo!, Inc. B....................................    3,427
                                                                -------
                                                                  5,379
                                                                -------
            MANAGEMENT, SCIENTIFIC, AND TECH CONSULTING SERVICES --2.3%
    42      Accenture Ltd. Class A B..........................      920
     9      Monster Worldwide, Inc. B.........................      207
                                                                -------
                                                                  1,127
                                                                -------
            OTHER INFORMATION SERVICES -- 1.6%
    34      Juniper Networks, Inc. B..........................      764
                                                                -------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            OTHER SERVICES -- OTHER PERSONAL SERVICES -- 0.5%
     9      TaTa Consulting M.................................  $   242
                                                                -------
            RETAIL -- ELECTRONIC SHOPPING AND MAIL-ORDER HOUSES -- 1.4%
    22      eBay, Inc. B......................................      698
                                                                -------
            SEMICONDUCTOR, ELECTRONIC COMPONENTS -- 25.9%
    28      Altera Corp. B....................................      584
    44      Analog Devices, Inc. .............................    1,487
    31      ASML Holding N.V. B...............................      448
   101      Fairchild Semiconductor International, Inc. B.....    1,357
    70      Flextronics International Ltd. B..................      778
    33      Intel Corp. ......................................      774
    29      Jabil Circuit, Inc. B.............................      787
    75      Lam Research Corp. B..............................    1,913
    16      Marvell Technology Group Ltd. B...................      549
    35      Maxim Integrated Products, Inc. ..................    1,313
   181      ON Semiconductor Corp. B..........................      622
    83      Texas Instruments, Inc. ..........................    2,082
                                                                -------
                                                                 12,694
                                                                -------
            WASTE MANAGEMENT -- BUSINESS SUPPORT SERVICES -- 1.3%
    21      Iron Mountain, Inc. B.............................      612
                                                                -------
            WASTE MANAGEMENT -- EMPLOYMENT SERVICES -- 0.8%
    10      Manpower, Inc. ...................................      382
                                                                -------
            Total common stock
              (cost $48,898)..................................  $48,805
                                                                -------
PRINCIPAL
AMOUNT
---------
  SHORT-TERM INVESTMENTS -- 1.0%
            BANKING -- 0.2%
  $ 15      CS First Boston Joint Repurchase Agreement, 2.97%,
              5-2-2005........................................  $    15
     2      Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.90%, 5-2-2005.................................        2
    26      Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.97%, 5-2-2005.................................       26
    18      J.P. Morgan Chase Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................       18
     6      UBS Securities, LLC Joint Repurchase Agreement,
              2.95%, 5-2-2005.................................        6
    27      UBS Securities, LLC Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................       27
                                                                -------
                                                                     94
                                                                -------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GLOBAL TECHNOLOGY FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 0.8%
  $390      BNY Institutional Cash Reserve Fund...............  $   390
                                                                -------
            Total short-term investments
              (cost $484).....................................  $   484
                                                                -------
            Total investments in securities
              (cost $49,382) O................................  $49,289
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.93% of total net assets at April 30, 2005.

      The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2005, was $2,093, which represents 4.28% of total net assets.

  B  Currently non-income producing.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $50,583 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 1,917
      Unrealized depreciation.........................   (3,211)
                                                        -------
      Net unrealized depreciation.....................  $(1,294)
                                                        =======

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2005, was $242, which represents 0.49% of total net assets.

 H   Security is fully or partially on loan at April 30, 2005.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GROWTH ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 AFFILIATED INVESTMENT COMPANIES -- 98.6%
EQUITY FUNDS -- 79.0%
    766     Hartford Capital Appreciation Fund, Class Y B.....  $ 26,008
  1,880     Hartford Disciplined Equity Fund, Class Y.........    21,399
    510     Hartford Dividend and Growth Fund, Class Y........     9,419
    722     Hartford Global Leaders Fund, Class Y B...........    11,890
    724     Hartford Growth Fund, Class Y B...................    11,821
  1,625     Hartford International Capital Appreciation Fund,
              Class Y B.......................................    18,949
    535     Hartford International Small Company Fund, Class
              Y...............................................     7,022
    559     Hartford MidCap Value Fund, Class Y...............     7,021
    882     Hartford Small Company Fund, Class Y B............    14,157
    642     Hartford SmallCap Growth Fund, Class Y B..........    16,501
  2,316     Hartford Value Fund, Class Y......................    23,741
  1,416     Hartford Value Opportunities Fund, Class Y B......    21,272
                                                                --------
            Total equity funds
              (cost $188,894).................................  $189,200
                                                                --------
FIXED INCOME FUNDS -- 19.6%
  1,502     Hartford Inflation Plus Fund, Class Y.............  $ 16,507
    708     Hartford Short Duration Fund, Class Y.............     7,043
  1,503     Hartford Total Return Bond Fund, Class Y..........    16,459
    739     Hartford U.S. Government Securities Fund, Class
              Y...............................................     7,055
                                                                --------
            Total fixed income funds
              (cost $46,966)..................................  $ 47,064
                                                                --------
            Total investments in affiliated investment
              companies
              (cost $235,860) O...............................  $236,264
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  B  Currently non-income producing.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $235,860 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 1,432
      Unrealized depreciation.........................   (1,028)
                                                        -------
      Net unrealized appreciation.....................  $   404
                                                        =======

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GROWTH FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 97.1%
            CAPITAL GOODS -- 3.3%
    306     Boeing Co. .......................................  $   18,237
    151     General Dynamics Corp. ...........................      15,867
                                                                ----------
                                                                    34,104
                                                                ----------
            CONSUMER CYCLICAL -- 9.9%
    190     Abercrombie & Fitch Co. Class A...................      10,251
    480     CDW Corp. ........................................      26,266
    183     Coach, Inc. B.....................................       4,910
    847     eBay, Inc. B......................................      26,878
    170     Johnson Controls, Inc. ...........................       9,355
    189     Lennar Corp. Class A..............................       9,723
    530     PetsMart, Inc. ...................................      14,127
                                                                ----------
                                                                   101,510
                                                                ----------
            CONSUMER STAPLES -- 1.5%
    288     Procter & Gamble Co. .............................      15,610
                                                                ----------
            ENERGY -- 4.2%
    250     Halliburton Co. H.................................      10,383
    427     Petro-Canada......................................      23,690
    214     Petroleo Brasileiro S.A. ADR H....................       8,973
                                                                ----------
                                                                    43,046
                                                                ----------
            FINANCE -- 12.0%
    263     Aetna, Inc. ......................................      19,311
    224     Capital One Financial Corp. ......................      15,870
  1,519     Countrywide Financial Corp. ......................      54,977
    180     Golden West Financial Corp. ......................      11,197
    123     Progressive Corp. ................................      11,266
     80     Wellpoint, Inc. B.................................      10,247
                                                                ----------
                                                                   122,868
                                                                ----------
            HEALTH CARE -- 19.7%
    543     Abbott Laboratories...............................      26,705
  1,110     AstraZeneca plc ADR...............................      48,796
    147     Coventry Health Care, Inc. B......................      10,089
    323     Forest Laboratories, Inc. B.......................      11,521
    147     Genzyme Corp. B...................................       8,607
    338     Gilead Sciences, Inc. B...........................      12,532
    153     Lilly (Eli) & Co. ................................       8,923
    688     Medtronic, Inc. ..................................      36,256
    289     Sanofi-Aventis S.A. ADR H.........................      12,838
  1,259     Schering-Plough Corp. ............................      26,272
                                                                ----------
                                                                   202,539
                                                                ----------
            SERVICES -- 13.8%
    673     Apollo Group, Inc. Class A B......................      48,519
    408     Comcast Corp. Special Class A B...................      12,949
    127     Moody's Corp. ....................................      10,443
    241     Omnicom Group, Inc. H.............................      19,958
    215     Pixar B...........................................       9,830
    178     Starwood Hotels & Resorts Worldwide, Inc. ........       9,652
  1,087     XM Satellite Radio Holdings, Inc. Class A BH......      30,154
                                                                ----------
                                                                   141,505
                                                                ----------
            TECHNOLOGY -- 32.7%
    170     America Movil S.A. de C.V. ADR....................       8,441
  1,478     Cisco Systems, Inc. B.............................      25,543
     @@     Computer Associates International, Inc. ..........           8
    531     Danaher Corp. ....................................      26,863
  1,063     Dell, Inc. B......................................      37,009

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            TECHNOLOGY -- (CONTINUED)
    893     Electronic Arts, Inc. B...........................  $   47,687
  1,144     General Electric Co. .............................      41,412
    161     Google, Inc. BH...................................      35,312
    309     Lexmark International, Inc. ADR B.................      21,481
    971     Microsoft Corp. ..................................      24,576
    270     Research In Motion Ltd. B H.......................      17,376
  1,466     Yahoo!, Inc. B....................................      50,596
                                                                ----------
                                                                   336,304
                                                                ----------
            Total common stock
              (cost $959,242).................................  $  997,486
                                                                ----------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 11.8%
            FINANCE -- 3.3%
 $5,487     CS First Boston Joint Repurchase Agreement,
              2.97%, 5-2-2005.................................  $    5,487
    927     Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.90%, 5-2-2005.................................         927
  9,264     Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.97%, 5-2-2005.................................       9,264
  6,342     J.P. Morgan Chase Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................       6,342
  2,138     UBS Securities, LLC Joint Repurchase Agreement,
              2.95%, 5-2-2005.................................       2,138
  9,549     UBS Securities, LLC Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................       9,549
                                                                ----------
                                                                    33,707
                                                                ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 8.5%
 87,110     BNY Institutional Cash Reserve Fund...............      87,110
                                                                ----------
            Total short-term investments
              (cost $120,817).................................  $  120,817
                                                                ----------
            Total investments in securities (cost $1,080,059)
              O...............................................  $1,118,303
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.69% of total net assets at April 30, 2005.

  B  Currently non-income producing.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $1,081,208 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 70,064
      Unrealized depreciation........................   (32,969)
                                                       --------
      Net unrealized appreciation....................  $ 37,095
                                                       ========

 H   Security is fully or partially on loan at April 30, 2005.
  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.
 @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars rounds to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GROWTH OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 99.8%
            BASIC MATERIALS -- 6.6%
     357    Alkermes, Inc. BH.................................  $  4,015
     190    Arch Coal, Inc. H.................................     8,402
     258    Cemex S.A. de C.V. ADR............................     9,281
     148    Holcim Ltd. H.....................................     9,002
     254    Jarden Corp.BH....................................    11,330
     102    Precision Castparts Corp. ........................     7,521
                                                                --------
                                                                  49,551
                                                                --------
            CAPITAL GOODS -- 2.4%
     194    Bucyrus International, Inc. ......................     7,570
     525    Tempur-Pedic International, Inc. BH...............    10,024
                                                                --------
                                                                  17,594
                                                                --------
            CONSUMER CYCLICAL -- 14.7%
     179    Abercrombie & Fitch Co. Class A...................     9,646
     154    Advance Auto Parts, Inc. B........................     8,216
     514    American Tower Corp. Class A B....................     8,861
     133    Centex Corp. .....................................     7,694
     282    Chico's FAS, Inc. B...............................     7,215
     159    Electronics Boutique Holdings Corp. B.............     8,861
     237    Family Dollar Stores, Inc. .......................     6,397
     235    GameStop Corp. Class A BH.........................     5,786
     173    GameStop Corp. Class B B..........................     4,031
     210    Kohl's Corp. B....................................     9,977
     273    Michaels Stores, Inc. ............................     9,067
     852    Rinker Group Ltd. ................................     7,619
     103    Standard-Pacific Corp. ...........................     7,397
     312    Tiffany & Co. ....................................     9,401
                                                                --------
                                                                 110,168
                                                                --------
            CONSUMER STAPLES -- 1.0%
     120    Altria Group, Inc. ...............................     7,799
                                                                --------
            ENERGY -- 7.4%
     159    BJ Services Co. ..................................     7,727
     538    Chesapeake Energy Corp. ..........................    10,355
     277    GlobalSantaFe Corp. ..............................     9,314
     189    Halliburton Co. ..................................     7,840
     177    Noble Corp. ......................................     8,989
     205    Petro-Canada......................................    11,384
                                                                --------
                                                                  55,609
                                                                --------
            FINANCE -- 2.4%
     173    Northern Trust Corp. .............................     7,768
     222    State Street Corp. ...............................    10,240
                                                                --------
                                                                  18,008
                                                                --------
            HEALTH CARE -- 21.4%
     259    Advanced Neuromodulation Systems, Inc. B..........     7,801
     249    Amylin Pharmaceuticals, Inc.BH....................     4,231
     356    AstraZeneca plc ADR...............................    15,664
     142    AtheroGenics, Inc. BH.............................     1,525
     223    Auxilium Pharmaceuticals, Inc. BH.................     1,071
     212    Cephalon, Inc. B..................................     9,307
     228    Covance, Inc. B...................................    10,388
     188    Encysive Pharmaceuticals, Inc. B..................     1,831
     232    First Horizon Pharmaceutical Corp. B..............     4,194

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            HEALTH CARE -- (CONTINUED)
     215    Forest Laboratories, Inc. B.......................  $  7,685
     277    Foxhollow Technologies, Inc. BH...................     8,594
     303    Gilead Sciences, Inc. B...........................    11,245
     121    ICOS Corp. BH.....................................     2,734
     184    Kissei Pharmaceutical Co. Ltd. ...................     3,864
     151    Medicines Co. B...................................     3,226
     284    Medtronic, Inc. ..................................    14,977
     151    Mentor Corp. .....................................     5,531
     167    NPS Pharmaceuticals, Inc. B.......................     2,025
      85    OSI Pharmaceuticals, Inc. B.......................     4,038
     169    Pharmaceutical Product Development, Inc. B........     7,669
     685    Schering-Plough Corp. ............................    14,296
     712    Shionogi & Co. Ltd. ..............................     9,895
      57    Symmetry Medical, Inc. B..........................       974
     237    Teva Pharmaceutical Industries Ltd. ADR...........     7,410
                                                                --------
                                                                 160,175
                                                                --------
            SERVICES -- 16.9%
     139    Adecco S.A. B.....................................     6,716
     202    Alliance Data Systems Corp. B.....................     8,141
     102    Apollo Group, Inc. Class A BH.....................     7,385
     360    Cendant Corp. ....................................     7,176
     302    Comcast Corp. Special Class A B...................     9,589
     151    Corporate Executive Board Co. ....................     9,919
     276    Education Management Corp. B......................     7,714
     206    ITT Educational Services, Inc. B..................     9,490
     284    LECG Corp. B......................................     5,883
     470    Monster Worldwide, Inc. B.........................    10,812
     137    Red Robin Gourmet Burgers, Inc. BH................     6,629
   1,404    Sirius Satellite Radio, Inc. BH...................     6,685
     136    Starwood Hotels & Resorts Worldwide, Inc. ........     7,385
     170    Stericycle, Inc. B................................     8,274
      73    Strayer Education, Inc. ..........................     7,864
     235    XM Satellite Radio Holdings, Inc. Class A BH......     6,524
                                                                --------
                                                                 126,186
                                                                --------
            TECHNOLOGY  -- 25.5%
     474    Amdocs Ltd. B.....................................    12,658
     181    Comverse Technology, Inc. B.......................     4,132
     534    Crown Castle International Corp. B................     8,617
     267    Electronic Arts, Inc. B...........................    14,276
     880    Evergreen Solar, Inc. H...........................     4,806
     276    F5 Networks, Inc. B...............................    11,833
     277    FuelCell Energy, Inc. BH..........................     2,213
     140    Given Imaging Ltd. BH.............................     3,733
      62    Google, Inc. BH...................................    13,640
     240    Hologic, Inc. B...................................     8,529
     122    NAVTEQ Corp. B....................................     4,432
     200    Network Appliance, Inc. B.........................     5,326
     505    Nokia Oyj ADR.....................................     8,076
     150    Research In Motion Ltd. B.........................     9,649
     497    Salesforce.com, Inc. B............................     7,198
     517    Smiths Group plc..................................     8,484
     588    Take-Two Interactive Software, Inc. B.............    13,843
     494    Turkcell Iletisim Hizmet ADR......................     7,680
     488    Verifone Holdings, Inc. B.........................     5,243
     311    Verint Systems, Inc. B............................     9,905

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD GROWTH OPPORTUNITIES FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY  -- 25.5% -- (continued)
     147    Websense, Inc. B..................................  $  7,804
     857    Wireless Facilities, Inc. B.......................     4,533
     406    Yahoo!, Inc. B....................................    14,008
                                                                --------
                                                                 190,618
                                                                --------
            TRANSPORTATION -- 1.5%
     398    GOL Linhas Aereas Inteligentes S.A. ADR H.........    11,280
                                                                --------
            Total common stock
              (cost $712,169).................................  $746,988
                                                                --------
PREFERRED STOCKS -- 1.3%
            TECHNOLOGY -- 1.3%
     658    Tele Norte Leste Participacoes S.A. ADR H.........  $  9,740
                                                                --------
            Total preferred stocks
              (cost $9,930)...................................  $  9,740
                                                                --------
            Total long-term investments
              (cost $722,099).................................  $756,728
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 13.5%
            FINANCE -- 0.5%
 $   539    CS First Boston Joint Repurchase Agreement,
              2.97%, 5-2-2005.................................  $    539
      91    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.90%, 5-2-2005.................................        91
     909    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.97%, 5-2-2005.................................       909
     622    J.P. Morgan Chase Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................       622
     210    UBS Securities, LLC Joint Repurchase Agreement,
              2.95%, 5-2-2005.................................       210
     937    UBS Securities, LLC Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................       937
                                                                --------
                                                                   3,308
                                                                --------

PRINCIPAL
 AMOUNT
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM
            SECURITY LENDING -- 13.0%
  97,619    BNY Institutional Cash Reserve Fund...............  $ 97,619
                                                                --------
            Total short-term investments
              (cost $100,927).................................  $100,927
                                                                --------
            Total investments in securities
              (cost $823,026) O...............................  $857,655
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 20.32% of total net assets at April 30, 2005.

      The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2005, was $45,580, which represents 6.09% of total net assets.

  B  Currently non-income producing.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $823,149 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 68,376
      Unrealized depreciation........................   (33,870)
                                                       --------
      Net unrealized appreciation....................  $ 34,506
                                                       ========

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

 H   Security is fully or partially on loan at April 30, 2005.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD HIGH YIELD FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
 ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 1.2%
            FINANCE -- 1.2%
 $ 3,950    GMAC Commercial Mortgage Securities, Inc.,
              7.18%, 5-15-2030 X..............................  $  4,128
                                                                --------
            Total asset backed and
              commercial mortgage securities
              (cost $4,160)...................................  $  4,128
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 3.5%
            BASIC MATERIALS -- 0.4%
   1,000    Methanex Corp.,
              8.75%, 8-15-2012 H..............................     1,160
                                                                --------
            CONSUMER CYCLICAL -- 0.3%
   1,440    Dana Corp.,
              5.85%, 1-15-2015  M ............................     1,174
                                                                --------
            FINANCE -- 0.8%
   1,780    General Motors Acceptance Corp.,
              6.75%, 12-1-2014 H..............................     1,491
   1,060    Turanalem Finance B.V.,
              8.50%, 2-10-2015  M ............................     1,060
                                                                --------
                                                                   2,551
                                                                --------
            SERVICES -- 0.1%
     510    Liberty Media Corp.,
              5.70%, 5-15-2013................................       482
                                                                --------
            TECHNOLOGY -- 0.4%
   1,205    Thomas & Betts Corp.,
              7.25%, 6-1-2013.................................     1,302
                                                                --------
            TRANSPORTATION -- 0.4%
   1,469    American Airlines, Inc.,
              6.98%, 4-1-2011.................................     1,500
                                                                --------
            UTILITIES -- 1.1%
   1,665    Centerpoint Energy, Inc.,
              6.85%, 6-1-2015 H...............................     1,850
     125    El Paso Electric Co.,
              9.40%, 5-1-2011.................................       136
   1,400    Empresa Nacional de Electricidad S.A.,
              8.35%, 8-1-2013.................................     1,580
                                                                --------
                                                                   3,566
                                                                --------
            Total corporate bonds:
              investment grade
              (cost $11,995)..................................  $ 11,735
                                                                --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 93.0%
            BASIC MATERIALS -- 16.1%
     750    Abitibi-Consolidated Finance L.P.,
              7.875%, 8-1-2009................................       722
   1,015    AEP Industries, Inc.,
              7.875%, 3-15-2013  M ...........................     1,007
     775    Airgas, Inc.,
              9.125%, 10-1-2011...............................       837
   1,290    AK Steel Corp.,
              7.75%, 6-15-2012 H..............................     1,148
   1,995    Asia Aluminum Holdings Ltd.,
              8.00%, 12-23-2011  M ...........................     1,890

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            BASIC MATERIALS -- (CONTINUED)
 $ 2,295    Ball Corp.,
              6.875%, 12-15-2012..............................  $  2,358
     610    Boise Cascade LLC,
              7.125%, 10-15-2014  M ..........................       580
   1,430    Bowater Canada Finance,
              7.95%, 11-15-2011 H.............................     1,416
   1,310    California Steel Industries, Inc.,
              6.125%, 3-15-2014...............................     1,192
   1,735    Cascades, Inc.,
              7.25%, 2-15-2013................................     1,709
   1,000    Century Aluminum Co.,
              7.50%, 8-15-2014 H..............................       980
   1,696    Crown European Holdings S.A.,
              9.50%, 3-1-2011.................................     1,832
     700    Foundation PA Coal Co.,
              7.25%, 8-1-2014 H...............................       719
   2,340    Georgia-Pacific Corp.,
              8.125%, 5-15-2011...............................     2,559
   2,750    Georgia-Pacific Corp.,
              8.875%, 2-1-2010................................     3,052
     260    Hercules, Inc.,
              6.60%, 8-1-2027.................................       260
   1,820    Huntsman International LLC,
              9.875%, 3-1-2009................................     1,956
      90    Huntsman International LLC,
              10.125%, 7-1-2009...............................       120
     300    Jefferson Smurfit Corp.,
              7.50%, 6-1-2013.................................       281
   1,210    Jefferson Smurfit Corp.,
              8.25%, 10-1-2012 H..............................     1,186
   1,640    Lyondell Chemical Co.,
              9.875%, 5-1-2007................................     1,681
   3,510    Nalco Co.,
              7.75%, 11-15-2011...............................     4,205
     240    Norampac, Inc.,
              6.75%, 6-1-2013.................................       238
     730    Norske Skog Canada Ltd.,
              8.625%, 6-15-2011...............................       745
   1,345    Nova Chemicals Corp.,
              6.50%, 1-15-2012................................     1,360
   3,700    Novelis, Inc.,
              7.25%, 2-15-2015  M ............................     3,580
     605    Oregon Steel Mills, Inc.,
              10.00%, 7-15-2009...............................       649
   1,445    Owens-Brockway Glass Container, Inc.,
              8.75%, 11-15-2012...............................     1,575
   1,250    Owens-Brockway Glass Container, Inc.,
              8.875%, 2-15-2009...............................     1,331
     485    Peabody Energy Corp.,
              6.875%, 3-15-2013...............................       502
   1,730    Plastipak Holdings, Inc.,
              10.75%, 9-1-2011................................     1,886
   1,615    PolyOne Corp.,
              8.875%, 5-1-2012................................     1,700
     115    PolyOne Corp.,
              10.625%, 5-15-2010 H............................       127
     650    Potlatch Corp.,
              12.50%, 12-1-2009...............................       809
   1,535    PQ Corp.,
              7.50%, 2-15-2013  M ............................     1,489

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD HIGH YIELD FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            BASIC MATERIALS -- (CONTINUED)
 $ 1,900    Rhodia S.A.,
              10.25%, 6-1-2010 H..............................  $  2,014
     440    Steel Dynamics, Inc.,
              9.50%, 3-15-2009 H..............................       471
   1,050    Stone Container Corp.,
              8.375%, 7-1-2012 H..............................     1,037
     645    United States Steel Corp.,
              9.75%, 5-15-2010................................       709
     419    United States Steel Corp.,
              10.75%, 8-1-2008 H..............................       471
   2,315    Vale Overseas Ltd.,
              8.25%, 1-17-2034................................     2,413
                                                                --------
                                                                  54,796
                                                                --------
            CAPITAL GOODS -- 4.6%
   1,310    Bombardier Recreational Products, Inc.,
              8.375%, 12-15-2013 H............................     1,369
   2,335    Bombardier, Inc.,
              6.30%, 5-1-2014  M H............................     2,008
     865    Bombardier, Inc.,
              6.75%, 5-1-2012  M H............................       779
     340    Cummins, Inc.,
              6.75%, 2-15-2027................................       345
     465    Cummins, Inc.,
              7.125%, 3-1-2028                                       453
     425    Jorgensen (Earle M.) Co.,
              9.75%, 6-1-2012.................................       451
   1,525    K2, Inc.,
              7.375%, 7-1-2014................................     1,552
   1,330    Rexnord Corp.,
              10.125%, 12-15-2012.............................     1,423
     910    Scientific Games Corp.,
              6.25%, 12-15-2012  M ...........................       892
   1,770    Terex Corp.,
              7.375%, 1-15-2014 H.............................     1,779
     930    Terex Corp.,
              9.25%, 7-15-2011................................     1,009
   1,100    Xerox Corp.,
              6.875%, 8-15-2011...............................     1,141
     400    Xerox Corp.,
              7.125%, 6-15-2010...............................       419
   1,120    Xerox Corp.,
              7.625%, 6-15-2013 H.............................     1,195
     570    Xerox Corp.,
              9.75%, 1-15-2009 H..............................       647
                                                                --------
                                                                  15,462
                                                                --------
            CONSUMER CYCLICAL -- 8.2%
   1,675    Ahold Finance USA, Inc.,
              8.25%, 7-15-2010................................     1,817
   1,080    Amerigas Partners L.P.,
              7.25%, 5-20-2015  M ............................     1,080
   1,100    Brown Shoe Co., Inc.,
              8.75%, 5-1-2012  M .............................     1,114
     852    Collins & Aikman Floorcoverings, Inc.,
              9.75%, 2-15-2010                                       895
   2,150    D.R. Horton, Inc.,
              5.625%, 9-15-2014 H.............................     2,085
   1,455    Delhaize America, Inc.,
              8.125%, 4-15-2011...............................     1,604

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            CONSUMER CYCLICAL -- (CONTINUED)
 $ 2,520    Group 1 Automotive, Inc.,
              8.25%, 8-15-2013................................  $  2,520
     900    Ingles Markets, Inc.,
              8.875%, 12-1-2011...............................       898
   1,800    Invista, 9.25%, 5-1-2012  M ......................     1,919
     570    Navistar International Corp.,
              7.50%, 6-15-2011 H..............................       539
     940    Penney (J.C.) Co., Inc.,
              7.65%, 8-15-2016 H..............................     1,018
     910    Penney (J.C.) Co., Inc.,
              8.125%, 4-1-2027                                       912
   1,100    Pep Boys Manny Moe & Jack Corp.,
              7.50%, 12-15-2014 H.............................     1,056
     910    Perry Ellis International, Inc.,
              8.875%, 9-15-2013...............................       924
     670    Phillips Van-Heusen Corp.,
              7.75%, 11-15-2023...............................       690
     850    Russel Metals, Inc.,
              6.375%, 3-1-2014 H..............................       807
   2,005    Sealy Mattress Co.,
              8.25%, 6-15-2014................................     2,025
   1,055    Sonic Automotive, Inc.,
              8.625%, 8-15-2013...............................     1,044
   1,355    Stater Brothers Holdings, Inc.,
              8.125%, 6-15-2012...............................     1,260
   1,874    TRW Automotive, Inc.,
              9.375%, 2-15-2013...............................     1,940
     860    United Auto Group, Inc.,
              9.625%, 3-15-2012...............................       894
     450    United Components, Inc.,
              9.375%, 6-15-2013...............................       414
     475    Warnaco, Inc.,
              8.875%, 6-15-2013 H.............................       513
                                                                --------
                                                                  27,968
                                                                --------
            CONSUMER STAPLES -- 4.3%
   1,200    DEL Laboratories, Inc.,
              8.00%, 2-1-2012  M .............................     1,134
     890    Dole Food Co., Inc.,
              7.25%, 6-15-2010................................       893
     910    Dole Food Co., Inc.,
              8.625%, 5-1-2009................................       958
   1,560    Johnsondiversey, Inc.,
              9.625%, 5-15-2012...............................     1,583
     950    Pierre Foods, Inc.,
              9.875%, 7-15-2012 H.............................       969
   1,750    Pilgrim's Pride Corp.,
              9.25%, 11-15-2013...............................     1,951
     315    Pilgrim's Pride Corp.,
              9.625%, 9-15-2011...............................       344
   2,500    Premium Standard Farms, Inc.,
              9.25%, 6-15-2011................................     2,744
     215    Remy Cointreau, 6.50%, 7-1-2010  M ...............       285
   1,185    Smithfield Foods, Inc.,
              8.00%, 10-15-2009...............................     1,268
   3,425    Tembec Industries, Inc.,
              7.75%, 3-15-2012 H..............................     2,586
                                                                --------
                                                                  14,715
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            ENERGY -- 6.3%
 $   875    Chesapeake Energy Corp.,
              6.375%, 6-15-2015  M ...........................  $    858
     750    Chesapeake Energy Corp.,
              6.625%, 1-15-2016  M ...........................       739
     625    Chesapeake Energy Corp.,
              6.875%, 1-15-2016...............................       622
     555    Chesapeake Energy Corp.,
              7.75%, 1-15-2015 H..............................       584
     415    Citgo Petroleum Corp.,
              6.00%, 10-15-2011...............................       404
   2,650    Coastal Corp.,
              7.75%, 6-15-2010 H..............................     2,637
   2,340    Comstock Resources, Inc.,
              6.875%, 3-1-2012................................     2,281
   1,070    El Paso CGP Co.,
              6.50%, 6-1-2008.................................     1,035
   3,685    Giant Industries, Inc.,
              8.00%, 5-15-2014 H..............................     3,703
     195    Houston Exploration Co.,
              7.00%, 6-15-2013................................       196
     944    Magnum Hunter Resources, Inc.,
              9.60%, 3-15-2012................................     1,048
   1,410    Newpark Resources, Inc.,
              8.625%, 12-15-2007..............................     1,389
     700    Plains Exploration & Production Co.,
              8.75%, 7-1-2012.................................       756
     840    Port Arthur Finance Corp.,
              12.50%, 1-15-2009...............................       949
     410    Premcor Refining Group, Inc.,
              6.125%, 5-1-2011................................       423
   1,580    Premcor Refining Group, Inc.,
              9.25%, 2-1-2010.................................     1,742
   1,100    Stone Energy Corp.,
              6.75%, 12-15-2014...............................     1,045
     975    Whiting Petroleum Corp.,
              7.25%, 5-1-2012.................................       970
                                                                --------
                                                                  21,381
                                                                --------
            FINANCE -- 6.8%
   2,850    American Real Estate Partners L.P.,
              7.125%, 2-15-2013  M ...........................     2,757
   1,518    BCP Crystal Holdings Corp.,
              9.625%, 6-15-2014 H.............................     1,674
   1,650    Burns Philip Capital Property Ltd.,
              9.75%, 7-15-2012................................     1,799
     680    Colombia (Republic of),
              8.25%, 12-22-2014...............................       680
     390    Couche-Tard U.S. Finance Corp.,
              7.50%, 12-15-2013...............................       400
     600    Host Marriott L.P.,
              6.375%, 3-15-2015  M ...........................       571
   3,415    Host Marriott L.P.,
              7.00%, 8-15-2012................................     3,449
   2,145    IPC Acquisition Corp.,
              11.50%, 12-15-2009..............................     2,360
     475    La Quinta Properties, Inc.,
              7.00%, 8-15-2012 H..............................       484
   1,250    La Quinta Properties, Inc.,
              8.875%, 3-15-2011...............................     1,345

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
 $ 1,250    Rainbow National Services LLC,
              10.375%, 9-1-2014  M ...........................  $  1,413
     950    Trustreet Properties, Inc.,
              7.50%, 4-1-2015  M .............................       952
     485    United Rentals North America, Inc.,
              6.50%, 2-15-2012................................       462
   1,000    United Rentals North America, Inc.,
              7.75%, 11-15-2013 H.............................       937
   1,680    Universal City Florida Holdings Co.,
              8.375%, 5-1-2010  M ............................     1,705
     605    Ventas Realty L.P. Capital Corp.,
              8.75%, 5-1-2009 H...............................       651
   1,250    Ventas Realty LP/Capital Corp.,
              9.00%, 5-1-2012.................................     1,394
                                                                --------
                                                                  23,033
                                                                --------
            HEALTH CARE -- 3.2%
   1,345    HCA, Inc.,
              5.50%, 12-1-2009................................     1,334
     645    HCA, Inc.,
              6.375%, 1-15-2015 H.............................       647
     975    Jean Coutu Group PJC, Inc.,
              8.50%, 8-1-2014 H...............................       919
     680    Omnicare, Inc.,
              8.125%, 3-15-2011...............................       714
     975    Polypore, Inc.,
              8.75%, 5-15-2012................................       824
   1,850    Select Medical Corp.,
              7.625%, 2-1-2015  M ............................     1,818
   1,475    Tenet Healthcare Corp.,
              9.25%, 2-1-2015 V ..............................     1,475
   1,140    Tenet Healthcare Corp.,
              9.875%, 7-1-2014................................     1,171
     580    United Surgical Partners International, Inc.,
              10.00%, 12-15-2011..............................       638
   1,190    Warner Chilcott Corp.,
              8.75%, 2-1-2015  M .............................     1,166
                                                                --------
                                                                  10,706
                                                                --------
            SERVICES -- 14.6%
     400    Allied Waste North America, Inc.,
              7.875%, 4-15-2013 H.............................       389
   1,900    Allied Waste North America, Inc.,
              8.875%, 4-1-2008................................     1,952
     280    Allied Waste North America, Inc.,
              9.25%, 9-1-2012.................................       295
     960    Argosy Gaming Co.,
              7.00%, 1-15-2014................................     1,049
     525    Boyd Gaming Corp.,
              6.75%, 4-15-2014 H..............................       517
   2,910    Boyd Gaming Corp.,
              7.75%, 12-15-2012...............................     3,056
     460    Browning-Ferris Industries, Inc.,
              6.375%, 1-15-2008 H.............................       451
   1,000    Canwest Media, Inc.,
              7.625%, 4-15-2013 H.............................     1,048

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD HIGH YIELD FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            SERVICES -- (CONTINUED)
 $ 1,985    Carriage Services, Inc.,
              7.875%, 1-15-2015  M ...........................  $  1,995
   1,270    Cenveo Corp.,
              7.875%, 12-1-2013...............................     1,191
     750    CSC Holdings, Inc.,
              7.25%, 7-15-2008................................       750
   1,700    CSC Holdings, Inc.,
              7.625%, 4-1-2011................................     1,725
     650    CSC Holdings, Inc.,
              8.125%, 7-15-2009...............................       666
   1,945    Dex Media West LLC,
              5.875%, 11-15-2011 H............................     1,877
   2,275    EchoStar DBS Corp.,
              5.75%, 10-1-2008................................     2,238
   1,600    Grupo Posadas S.A. de CV,
              8.75%, 10-4-2011  M ............................     1,676
     264    HMH Properties, Inc.,
              7.875%, 8-1-2008 H..............................       269
   1,065    Intrawest Corp.,
              7.50%, 10-15-2013...............................     1,060
   3,660    John Q. Hammons Hotels, Inc.,
              8.875%, 5-15-2012...............................     3,898
   1,535    Knowledge Learning Center, Inc.,
              7.75%, 2-1-2015  M .............................     1,458
     905    Lamar Media Corp.,
              7.25%, 1-1-2013.................................       932
   1,155    Medianews Group, Inc.,
              6.875%, 10-1-2013...............................     1,120
   2,625    MGM Mirage, Inc.,
              6.75%, 9-1-2012.................................     2,625
   1,180    Mohegan Tribal Gaming Authority,
              6.125%, 2-15-2013  M ...........................     1,162
     590    Mohegan Tribal Gaming Authority,
              6.375%, 7-15-2009...............................       589
   1,085    Mohegan Tribal Gaming Authority,
              7.125%, 8-15-2014...............................     1,089
     600    Penn National Gaming, Inc.,
              6.75%, 3-1-2015  M .............................       575
     175    Primedia, Inc.,
              7.625%, 4-1-2008 H..............................       175
     700    Primedia, Inc.,
              8.00%, 5-15-2013................................       704
   1,000    Quebecor Media, Inc.,
              11.125%, 7-15-2011..............................     1,100
     420    R.H. Donnelley Financial Corp. I,
              8.875%, 12-15-2010  M ..........................       457
   1,485    Sensus Metering Systems, Inc.,
              8.625%, 12-15-2013..............................     1,396
   1,000    Service Corp. International,
              6.75%, 4-1-2016 H...............................       953
     670    Service Corp. International,
              7.70%, 4-15-2009................................       695
     300    Service Corp. International,
              7.875%, 2-1-2013................................       309
   1,320    Station Casinos, Inc.,
              6.00%, 4-1-2012.................................     1,310
   2,000    Station Casinos, Inc.,
              6.50%, 2-1-2014.................................     1,995
     500    Sun Media Corp.,
              7.625%, 2-15-2013 H.............................       510

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            SERVICES -- (CONTINUED)
 $ 2,300    Unisys Corp.,
              6.875%, 3-15-2010...............................  $  2,202
   2,270    Wynn Las Vegas LLC Corp.,
              6.625%, 12-1-2014  M ...........................     2,122
                                                                --------
                                                                  49,580
                                                                --------
            TECHNOLOGY -- 16.5%
   2,260    American Cellular Corp.,
              10.00%, 8-1-2011                                     2,113
   1,045    Amkor Technology, Inc.,
              7.75%, 5-15-2013 H..............................       819
     266    AT&T Corp.,
              8.35%, 1-15-2025................................       277
   2,042    AT&T Corp.,
              9.05%, 11-15-2011...............................     2,330
     300    Bio-Rad Laboratories, Inc.,
              6.125%, 12-15-2014  M ..........................       293
   2,435    Centennial Cellular Operating Co.,
              10.125%, 6-15-2013..............................     2,660
     780    Charter Communications Holdings II LLC,
              10.25%, 9-15-2010...............................       779
   2,195    Charter Communications Holdings LLC,
              10.00%, 4-1-2009................................     1,635
   1,575    Charter Communications Operating LLC,
              8.00%, 4-30-2012  M ............................     1,512
   4,385    Cincinnati Bell, Inc.,
              8.375%, 1-15-2014 H.............................     4,177
     345    Cincinnati Bell, Inc.,
              8.375%, 1-15-2014  M ...........................       329
     655    Citizens Communications Co.,
              6.25%, 1-15-2013................................       611
   1,120    DaVita, Inc.,
              6.625%, 3-15-2013  M ...........................     1,109
   2,560    DirecTV Holdings LLC,
              8.375%, 3-15-2013...............................     2,771
   1,680    Fimep S.A.,
              10.50%, 2-15-2013...............................     1,890
     900    Flextronics International Ltd.,
              6.50%, 5-15-2013................................       859
     815    Hawaiian Telecom Communications, Inc.,
              9.75%, 5-01-2013  M ............................       810
     925    Houghton Mifflin Co.,
              8.25%, 2-1-2011 H...............................       925
   3,095    Intelsat Ltd.,
              6.50%, 11-1-2013................................     2,453
   1,000    Itron, Inc.,
              7.75%, 5-15-2012................................     1,000
     945    L-3 Communications Corp.,
              6.125%, 7-15-2013...............................       933
   1,200    L-3 Communications Corp.,
              7.625%, 6-15-2012...............................     1,269
   1,509    Lucent Technologies, Inc.,
              6.45%, 3-15-2029................................     1,273
     794    MCI, Inc.,
              7.69%, 5-1-2009.................................       820
     493    MCI, Inc.,
              8.735%, 5-1-2014................................       534
   1,520    Nextel Communications, Inc.,
              7.375%, 8-1-2015................................     1,619

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            TECHNOLOGY -- (CONTINUED)
 $ 2,500    PerkinElmer, Inc.,
              8.875%, 1-15-2013...............................  $  2,775
     990    Qwest Capital Funding, Inc.,
              7.25%, 2-15-2011 H..............................       886
     215    Qwest Corp.,
              7.25%, 10-15-2035 H.............................       185
   2,990    Qwest Corp.,
              9.125%, 3-15-2012  M ...........................     3,169
   1,850    Rayovac Corp.,
              7.375%, 2-1-2015  M ............................     1,795
   1,220    Rayovac Corp.,
              8.50%, 10-1-2013................................     1,254
   4,240    Rogers Cable, Inc.,
              6.25%, 6-15-2013................................     3,975
     200    Rogers Cantel, Inc.,
              9.75%, 6-1-2016 H...............................       234
   2,200    Rogers Wireless Communications, Inc.,
              6.375%, 3-1-2014................................     2,106
     300    Rogers Wireless Communications, Inc.,
              9.625%, 5-1-2011................................       340
     770    Sanmina-SCI Corp.,
              10.375%, 1-15-2010..............................       843
   1,200    Shaw Communications, Inc.,
              8.25%, 4-11-2010................................     1,314
   1,300    Valor Telecom Enterprise, Inc.,
              7.75%, 2-15-2015  M ............................     1,245
                                                                --------
                                                                  55,921
                                                                --------
            TRANSPORTATION -- 0.9%
     460    Northwest Airlines Corp.,
              10.00%, 2-1-2009................................       230
   2,900    Trinity Industries, Inc.,
              6.50%, 3-15-2014................................     2,784
                                                                --------
                                                                   3,014
                                                                --------
            UTILITIES -- 11.5%
     580    AES China Generating Co. Ltd.,
              8.25%, 6-26-2010................................       591
   4,610    AES Corp.,
              8.75%, 5-15-2013  M ............................     4,990
     980    Calpine Canada Energy Finance,
              8.50%, 5-1-2008 H...............................       490
     150    Calpine Corp.,
              8.625%, 8-15-2010 H.............................        74
   2,355    CMS Energy Corp.,
              6.30%, 2-1-2012                                      2,290
     350    CMS Energy Corp.,
              7.50%, 1-15-2009 H..............................       359
     910    CMS Energy Corp.,
              7.75%, 8-1-2010.................................       935

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            UTILITIES -- (CONTINUED)
 $   430    CMS Energy Corp.,
              8.50%, 4-15-2011................................  $    460
   3,360    Dynegy Holdings, Inc.,
              10.125%, 7-15-2013  M ..........................     3,461
     500    Edison Mission Energy Corp.,
              7.73%, 6-15-2009................................       512
   2,100    Edison Mission Energy Corp.,
              9.875%, 4-15-2011 H.............................     2,373
   2,015    Monongahela Power Co.,
              7.36%, 1-15-2010 H..............................     2,174
   1,055    Nevada Power Co.,
              5.875%, 1-15-2015  M ...........................     1,023
     400    Nevada Power Co.,
              8.50%, 1-1-2023                                        411
   3,599    NRG Energy, Inc.,
              8.00%, 12-15-2013  M ...........................     3,635
   1,055    Reliant Energy, Inc.,
              6.75%, 12-15-2014...............................       934
     730    Sierra Pacific Resources,
              8.625%, 3-15-2014...............................       774
     625    Southern Star Central Corp.,
              8.50%, 8-1-2010.................................       669
   5,170    Tennessee Gas Pipeline Co.,
              7.50%, 4-1-2017 H...............................     5,570
   3,572    Texas Genco LLC,
              6.875%, 12-15-2014  M ..........................     3,501
     535    Transcontinental Gas Pipeline Corp.,
              7.00%, 8-15-2011................................       563
     800    Transcontinental Gas Pipeline Corp.,
              8.875%, 7-15-2012...............................       932
   2,280    Utilicorp United, Inc.,
              7.625%, 11-15-2009 H............................     2,286
                                                                --------
                                                                  39,007
                                                                --------
            Total corporate bonds:
              non-investment grade
              (cost $320,697).................................  $315,583
                                                                --------
 SHARES
---------
COMMON STOCK -- 0.0%

            CONSUMER CYCLICAL -- 0.0%
       1    Hosiery Corp. of America, Inc.....................
              Class A BV                                              @@
            Total common stock................................
              (cost $21)                                        $     @@
                                                                --------

PREFERRED STOCKS -- 0.1%

            SERVICES -- 0.1%
       2    Allied Waste Industries,..........................
              6.25%, 3-1-2008                                   $    500
                                                                --------

            TECHNOLOGY -- 0.0%
      20    Adelphia Communications Corp.,....................
              7.50%, Conv. Ser F B                                     3
                                                                --------
            Total preferred stocks............................
              (cost $988)                                       $    503
                                                                --------
            Total long-term investments
              (cost $337,861)                                   $331,949
                                                                --------

PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 13.4%

            FINANCE -- 0.1%
 $   102    BNP Paribas Repurchase Agreement,.................
              2.83% 5-2-2005                                    $    102
      94    RBS Greenwich Repurchase Agreement,...............
              2.84%, 5-2-2005                                         94

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD HIGH YIELD FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
 $   110    UBS Securities, LLC Repurchase Agreement,.........
              2.84%, 5-2-2005                                   $    110
                                                                --------

                                                                     306
                                                                --------

            U.S. GOVERNMENT SECURITIES -- 0.0%
     150    US Treasury Bill,.................................
              2.74%, 6-16-2005 [ ]                                   149
                                                                --------

            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 13.3%
  44,983    Navigator Prime Portfolio.........................    44,983
                                                                --------

            Total short-term investments
              (cost $45,438)                                    $ 45,438
                                                                --------

            Total investments in securities...................
              (cost $383,299) O                                 $377,387
                                                                ========


Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 15.79% of total net assets at April 30, 2005.

     The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2005, rounds to zero.

  B  Currently non-income producing.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $383,567 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $  4,044
      Unrealized depreciation........................   (10,224)
                                                       --------
      Net unrealized depreciation....................  $ (6,180)
                                                       ========

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  V The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors".

      PERIOD     SHARES/                                      COST
      ACQUIRED     PAR                 SECURITY               BASIS
      --------   -------               --------               -----
      1994           1     Hosiery Corp. of America, Inc.        21
                           Class A-144A
      2005       1,475     Tenet Healthcare Corp.,            1,499
                           9.25%, 2-1-2015

     The aggregate value of these securities at April 30, 2005 was $1,475, which represents 0.44% of total net assets.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2005, was $68,287, which represents 20.14% of total net assets.

 X Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2005.

 H   Security is fully or partially on loan at April 30, 2005.

  [ ]Security pledged as initial margin deposit for open futures contracts at April 30, 2005.

                                                                  UNREALIZED
                              NUMBER                             DEPRECIATION
                                OF                                    AT
      DESCRIPTION            CONTRACTS   POSITION   EXPIRATION    4/30/2005
      -----------            ---------   --------   ----------   ------------
      CBT 10 Year U.S.
        Treasury Note
        futures contracts       140       Short     June 2005       $(242)

@@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars rounds to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INCOME ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
 AFFILIATED INVESTMENT COMPANIES -- 99.1%
FIXED INCOME FUNDS -- 86.2%
    491     Hartford High Yield Fund, Class Y.................  $ 3,830
     98     Hartford Income Fund, Class Y.....................    1,019
    372     Hartford Inflation Plus Fund, Class Y.............    4,092
    694     Hartford Short Duration Fund, Class Y.............    6,904
    582     Hartford Total Return Bond Fund, Class Y..........    6,376
                                                                -------
            Total fixed income funds
              (cost $22,444)..................................  $22,221
                                                                -------
MONEY MARKET FUND -- 12.9%
  3,311     Hartford Money Market Fund, Class Y...............  $ 3,312
                                                                -------
            Total money market fund
              (cost $3,312)...................................  $ 3,312
                                                                -------
            Total investments in affiliated
              investment companies
              (cost $25,756) O................................  $25,533
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $25,756 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation...........................  $  30
      Unrealized depreciation...........................   (253)
                                                          -----
      Net unrealized depreciation.......................  $(223)
                                                          =====

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INCOME FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
 MUNICIPAL BONDS -- 0.3%
            GENERAL OBLIGATIONS -- 0.3%
 $   150    Illinois GO, 5.10%, Taxable Pension 6-1-2033......  $   148
                                                                -------
            Total municipal bonds
              (cost $150).....................................  $   148
                                                                -------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 12.5%
            FINANCE -- 12.4%
      68    AQ Finance CEB Trust,
              8.02%, 8-25-2033 MX.............................  $    67
      20    Asset Backed Funding Corp. NIM Trust,
              4.55%, 12-26-2033 M.............................       20
   4,187    Banc of America Commercial Mortgage, Inc.,
              4.08%, 12-10-2042 W.............................      113
   3,168    Banc of America Commercial Mortgage, Inc.,
              5.50%, 11-10-2039 MW............................       84
   8,224    Banc of America Commercial Mortgage, Inc.,
              5.75%, 6-10-2039 W..............................      100
      54    Bank One Issuance Trust,
              4.09%, 12-15-2010 X.............................       55
     200    Bear Stearns Commercial Mortgage Securities, Inc.,
              5.29%, 6-11-2041................................      206
   3,525    Bear Stearns Commercial Mortgage Securities, Inc.,
              5.50%, 2-11-2041 MW.............................       85
      47    Chase Funding Mortgage Loan Asset-Backed,
              8.45%, 2-25-2030................................       48
      30    Chase Manhattan Auto Owner Trust,
              2.57%, 2-16-2010................................       29
      45    Chemical Master Credit Card Trust,
              7.09%, 2-15-2009................................       47
     150    Chuo Mitsui Trust & Banking Ltd.,
              5.51%, 4-15-2049 M..............................      143
      75    Citibank Credit Card Issuance Trust,
              5.00%, 6-10-2015................................       75
   2,455    Citigroup Commercial Mortgage Trust,
              4.10%, 10-15-2041 MW............................      117
   6,428    Commercial Mortgage Pass-Through Certificates,
              5.50%, 3-10-2039 MW.............................      156
      49    Countrywide Asset-Backed Certificates,
              5.46%, 5-25-2035................................       50
     200    CS First Boston Mortgage Securities Corp.,
              3.81%, 12-15-2036...............................      196
   2,956    CS First Boston Mortgage Securities Corp.,
              4.15%, 11-15-2037 MW............................      117
      52    DLJ Mortgage Acceptance Corp.,
              7.50%, 12-17-2027 M.............................       52
      50    Equity One ABS, Inc.,
              5.03%, 7-25-2034 X..............................       51
     100    Equity One ABS, Inc.,
              5.46%, 12-25-2033...............................      101
     200    First Union-Lehman Brothers-Bank of America,
              6.56%, 11-18-2035...............................      211
     200    Ford Credit Auto Owner Trust,
              4.19%, 7-15-2009................................      199

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            FINANCE -- (continued)
 $   100    Ford Credit Auto Owner Trust,
              4.29%, 11-15-2007...............................  $   100
     200    GE Capital Commercial Mortgage Corp.,
              5.00%, 12-10-2037...............................      204
     154    GMAC Commercial Mortgage Securities, Inc.,
              3.34%, 5-10-2036................................      147
     200    GMAC Commercial Mortgage Securities, Inc.,
              4.65%, 4-10-2040................................      200
     200    GMAC Commercial Mortgage Securities, Inc.,
              5.30%, 8-10-2038................................      206
      46    Green Tree Financial Corp,
              5.76%, 11-1-2018................................       47
      50    Green Tree Financial Corp.,
              6.48%, 12-1-2030................................       52
      29    Green Tree Financial Corp.,
              7.30%, 1-15-2026................................       30
      21    Green Tree Financial Corp.,
              7.35%, 5-15-2027................................       22
     200    Greenwich Capital Commercial Funding Corp.,
              4.02%, 1-5-2036.................................      197
      16    Home Equity Asset Trust,
              5.25%, 4-27-2034 M..............................       16
   4,880    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.07%, 1-15-2042 W..............................      108
     200    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.13%, 1-12-2038................................      197
     169    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.33%, 12-12-2034...............................      168
     180    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.38%, 10-12-2037...............................      180
     188    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.95%, 11-12-2039...............................      188
   2,407    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              5.50%, 1-15-2038 MW.............................       69
     190    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              6.16%, 5-12-2034................................      206
  26,293    LP-UBS Commercial Mortgage Trust,
              5.26%, 6-15-2036 MW.............................      245
     200    Merrill Lynch Mortgage Trust,
              4.92%, 10-12-2041...............................      200
     200    Morgan Stanley Capital I,
              4.17%, 12-15-2041...............................      197
     145    Morgan Stanley Dean Witter Capital I,
              5.38%, 1-15-2039................................      150
      57    Navistar Financial Corp. Owner Trust,
              3.08%, 11-15-2009...............................       56
      12    Residential Asset Mortgage Products, Inc.,
              6.14%, 6-25-2032................................       12
       7    Residential Asset Mortgage Products, Inc.,
              6.59%, 6-25-2032................................        7

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- (CONTINUED)
            FINANCE -- (continued)
 $    22    Soundview Home Equity Loan Trust, Inc.,
              8.64%, 5-25-2030................................  $    23
     200    Wachovia Bank Commercial Mortgage Trust,
              4.39%, 2-15-2041................................      197
     100    Wachovia Bank Commercial Mortgage Trust,
              4.87%, 2-15-2035................................      101
   7,084    Wachovia Bank Commercial Mortgage Trust,
              5.50%, 2-15-2041 MW.............................      164
      51    WFS Financial Owner Trust,
              3.05%, 12-20-2010...............................       51
                                                                -------
                                                                  6,062
                                                                -------
            TRANSPORTATION -- 0.1%
      54    Northwest Airlines, Inc.,
              6.81%, 2-1-2020.................................       47
                                                                -------
            Total asset backed and
              commercial mortgage securities
              (cost $6,143)...................................  $ 6,109
                                                                -------
CORPORATE BONDS: INVESTMENT GRADE -- 25.6%
            BASIC MATERIALS -- 0.9%
     150    Domtar, Inc.,
              5.375%, 12-1-2013...............................  $   137
     100    International Paper Co.,
              5.25%, 4-1-2016.................................       98
      65    Lubrizol Corp.,
              5.50%, 10-1-2014................................       66
     100    Phelps Dodge Corp.,
              9.50%, 6-1-2031.................................      152
                                                                -------
                                                                    453
                                                                -------
            CAPITAL GOODS -- 0.8%
      55    American Standard, Inc.,
              7.375%, 2-1-2008................................       59
     200    Hutchinson Whampoa International Ltd.,
              6.25%, 1-24-2014 M..............................      211
      50    Tyco International Group S.A.,
              6.00%, 11-15-2013...............................       53
     100    Tyco International Group S.A.,
              6.375%, 2-15-2006...............................      102
                                                                -------
                                                                    425
                                                                -------
            CONSUMER CYCLICAL -- 2.9%
     150    Centex Corp.,
              5.70%, 5-15-2014................................      153
      75    CRH America, Inc.,
              5.30%, 10-15-2013...............................       76
     200    DaimlerChrysler N.A. Holdings Corp.,
              6.50%, 11-15-2013...............................      204
     150    Foster's Finance Corp.,
              4.875%, 10-1-2014 M.............................      146
     200    General Motors Corp.,
              7.125%, 7-15-2013...............................      159
     100    Ltd. Brands, Inc.,
              5.25%, 11-1-2014................................       95

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            CONSUMER CYCLICAL -- (CONTINUED)
 $   100    May Department Stores Co.,
              5.75%, 7-15-2014................................  $   104
     100    PHH Corp.,
              6.00%, 3-1-2008.................................      104
     125    Pulte Homes, Inc.,
              5.20%, 2-15-2015................................      120
     150    Safeway, Inc.,
              5.625%, 8-15-2014...............................      151
     100    WMC Finance USA, 5.125%, 5-15-2013................      102
                                                                -------
                                                                  1,414
                                                                -------
            CONSUMER STAPLES -- 0.4%
     150    Tyson Foods, Inc.,
              8.25%, 10-1-2011................................      176
                                                                -------
            ENERGY -- 1.9%
     100    Gazprom International S.A.,
              7.20%, 2-1-2020 M...............................      104
     120    Pemex Project Funding Master Trust,
              7.375%, 12-15-2014..............................      130
     150    Petronas Capital Ltd.,
              7.00%, 5-22-2012................................      169
     125    USX Corp.,
              9.375%, 2-15-2012...............................      157
     175    Valero Energy Corp.,
              7.50%, 4-15-2032................................      207
      75    XTO Energy, Inc.,
              4.90%, 2-1-2014.................................       74
      75    XTO Energy, Inc.,
              6.25%, 4-15-2013................................       81
                                                                -------
                                                                    922
                                                                -------
            FINANCE -- 8.4%
     125    ACE INA Holdings, Inc.,
              5.875%, 6-15-2014...............................      129
     150    Arden Realty L.P.,
              5.20%, 9-1-2011.................................      151
     125    Capital One Bank,
              5.125%, 2-15-2014...............................      124
     150    CIT Group, Inc.,
              5.125%, 9-30-2014...............................      150
     150    EOP Operating L.P.,
              4.75%, 3-15-2014................................      144
      25    Farmers Exchange Capital,
              7.20%, 7-15-2048 M..............................       27
     200    Ford Motor Credit Co.,
              7.00%, 10-1-2013................................      180
      50    General Motors Acceptance Corp.,
              6.75%, 12-1-2014................................       42
     150    Glencore Funding LLC, 6.00%,
              4-15-2014 M.....................................      142
     125    Goldman Sachs Group, Inc.,
              5.15%, 1-15-2014................................      126
     100    Household Finance Corp.,
              7.00%, 5-15-2012................................      113
     100    HSBC Capital Funding L.P.,
              4.61%, 12-27-2049 M.............................       96

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INCOME FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
CORPORATE BONDS: INVESTMENT GRADE -- (continued)
            FINANCE -- (CONTINUED)
 $    25    HVB Funding Trust III,
              9.00%, 10-22-2031 M.............................  $    33
     165    iStar Financial, Inc.,
              5.70%, 3-1-2014.................................      164
      50    J.P. Morgan Chase & Co.,
              5.125%, 9-15-2014...............................       50
     175    J.P. Morgan Chase & Co.,
              5.25%, 5-1-2015.................................      179
     175    Key Bank N.A., Inc.,
              5.80%, 7-1-2014.................................      186
     135    Merrill Lynch & Co., Inc.,
              6.875% 11-15-2018...............................      156
     200    Mizuho Financial Group, Inc.,
              5.79%, 4-15-2014 M..............................      207
     175    Morgan Stanley,
              4.75%, 4-1-2014.................................      169
     100    Natexis AMBS Co. LLC,
              8.44%, 12-29-2049 M.............................      112
     150    Northern Rock plc,
              5.60%, 4-30-2049 M..............................      154
     100    Rabobank Capital Funding II,
              5.26%, 12-29-2049 M.............................      101
      75    Russian Federation Government,
              5.00%, 3-31-2030................................       80
     100    Santander Central Hispano Issuances Ltd.,
              7.625%, 9-14-2010...............................      114
      75    Shurgard Storage Centers, Inc.,
              5.875%, 3-15-2013...............................       76
     100    South Africa (Republic of),
              7.375%, 4-25-2012...............................      112
     100    Swedbank Foreningssparbanken,
              9.00%, 12-31-2049 M.............................      118
     115    TuranAlem Finance B.V.,
              7.875%, 6-2-2010................................      116
     200    UFJ Finance Aruba AEC,
              6.75%, 7-15-2013................................      220
     100    Vornado Realty L.P.,
              4.75%, 12-1-2010................................       98
     100    Washington Mutual, Inc.,
              4.625%, 4-1-2014................................       96
      50    Westpac Capital Trust III,
              5.82%, 9-30-2013 M..............................       52
     100    Westpac Capital Trust IV,
              5.26%, 12-31-2049 M.............................      100
                                                                -------
                                                                  4,117
                                                                -------
            HEALTH CARE -- 1.2%
     100    Boston Scientific Corp.,
              5.45%, 6-15-2014................................      104
     150    Cardinal Health, Inc.,
              4.00%, 6-15-2015................................      137
      75    Manor Care, Inc.,
              6.25%, 5-1-2013.................................       80

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            HEALTH CARE -- (CONTINUED)
 $   100    Universal Health Services, Inc.,
              6.75%, 11-15-2011...............................  $   110
     150    Wyeth,
              5.50%, 2-1-2014.................................      156
                                                                -------
                                                                    587
                                                                -------
            SERVICES -- 3.8%
     100    AMB Property L.P.,
              7.50%, 6-30-2018................................      116
      10    American Greetings Corp.,
              6.10%, 8-1-2028.................................       10
     150    Cendant Corp.,
              7.125%, 3-15-2015...............................      169
     150    Clear Channel Communications, Inc.,
              5.50%, 9-15-2014................................      142
     100    Comcast Cable Communications, Inc.,
              6.75%, 1-30-2011................................      110
     100    Comcast Cable Communications, Inc.,
              8.875%, 5-1-2017................................      130
      75    Harrah's Operating Co., Inc.,
              5.375%, 12-15-2013..............................       75
     100    Hilton Hotels Corp.,
              7.50%, 12-15-2017...............................      116
     150    Hyatt Equities LLC,
              6.875%, 6-15-2007 M.............................      155
     100    InterActive Corp.,
              7.00%, 1-15-2013................................      106
     175    Liberty Media Corp.,
              5.70%, 5-15-2013................................      166
     150    Marriott International, Inc.,
              7.875%, 9-15-2009...............................      169
     150    News America Holdings, Inc.,
              7.75%, 1-20-2024................................      178
      50    News America Holdings, Inc.,
              9.25%, 2-1-2013.................................       63
     150    Quebecor World Capital Corp.,
              6.125%, 11-15-2013..............................      151
                                                                -------
                                                                  1,856
                                                                -------
            TECHNOLOGY -- 3.3%
     210    AT&T Wireless Services, Inc.,
              8.125%, 5-1-2012................................      248
     100    British Sky Broadcasting Group plc,
              6.875%, 2-23-2009...............................      108
     125    Cox Communications, Inc.,
              4.625%, 6-1-2013................................      119
     150    Deutsche Telekom International Finance B.V.,
              5.25%, 7-22-2013................................      153
     150    France Telecom S.A.,
              8.00%, 3-1-2011.................................      173
     110    Intelsat Ltd.,
              6.50%, 11-1-2013................................       87
     150    Motorola, Inc.,
              8.00%, 11-1-2011................................      176
     100    Sprint Capital Corp.,
              6.90%, 5-1-2019.................................      112

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
CORPORATE BONDS: INVESTMENT GRADE -- (continued)
            TECHNOLOGY -- (CONTINUED)
 $   150    Thomas & Betts Corp.,
              7.25%, 6-1-2013.................................  $   162
      50    Time Warner Entertainment Co. L.P.,
              8.375%, 3-15-2023...............................       63
     160    Turner Broadcasting System, Inc.,
              8.375%, 7-1-2013................................      194
                                                                -------
                                                                  1,595
                                                                -------
            TRANSPORTATION -- 0.7%
     113    American Airlines, Inc.,
              6.98%, 4-1-2011.................................      116
     110    Carnival Corp.,
              6.65%, 1-15-2028................................      126
     100    Continental Airlines, Inc.,
              6.56%, 8-15-2013................................      106
                                                                -------
                                                                    348
                                                                -------
            UTILITIES -- 1.3%
      75    Consumers Energy Co.,
              5.375%, 4-15-2013...............................       77
      50    Consumers Energy Co.,
              6.00%, 2-15-2014................................       53
     150    Duke Energy Corp.,
              5.30%, 10-1-2015................................      154
      75    Empresa Nacional de Electricidad S.A., 8.35%,
              8-1-2013........................................       85
     125    Kinder Morgan, Inc.,
              5.15%, 3-1-2015.................................      124
      33    Southern California Edison Co.,
              8.00%, 2-15-2007................................       35
     100    Tampa Electric Co.,
              6.375%, 8-15-2012...............................      109
                                                                -------
                                                                    637
                                                                -------
            Total corporate bonds:
              investment grade
              (cost $12,317)..................................  $12,530
                                                                -------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 22.0%
            BASIC MATERIALS -- 3.2%
      70    AEP Industries, Inc.,
              7.875%, 3-15-2013 M.............................  $    69
     100    AK Steel Corp.,
              7.75%, 6-15-2012................................       89
     100    Asia Aluminum Holdings Ltd.,
              8.00%, 12-23-2011 M.............................       95
      45    Boise Cascade LLC,
              7.125%, 10-15-2014 M............................       43
      65    Bowater, Inc.,
              6.50%, 6-15-2013................................       59
     100    California Steel Industries, Inc.,
              6.125%, 3-15-2014...............................       91
     100    Century Aluminum Co.,
              7.50%, 8-15-2014................................       98
      70    Crown European Holdings S.A.,
              9.50%, 3-1-2011.................................       76

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            BASIC MATERIALS -- (CONTINUED)
 $   100    Georgia-Pacific Corp.,
              8.875%, 5-15-2031...............................  $   115
      75    International Steel Group, Inc.,
              6.50%, 4-15-2014................................       74
      85    Jefferson Smurfit Corp.,
              7.50%, 6-1-2013.................................       79
      15    Norampac, Inc.,
              6.75%, 6-1-2013.................................       15
     145    Novelis, Inc.,
              7.25%, 2-15-2015 M..............................      140
      75    Owens-Brockway Glass Container, Inc.,
              8.75%, 11-15-2012...............................       82
      15    Peabody Energy Corp.,
              6.875%, 3-15-2013...............................       16
      75    Plastipak Holdings, Inc.,
              10.75%, 9-1-2011................................       82
      70    PolyOne Corp.,
              8.875%, 5-1-2012................................       74
     110    Rhodia S.A.,
              10.25%, 6-1-2010................................      117
      33    United States Steel Corp.,
              10.75%, 8-1-2008................................       37
      40    Vale Overseas Ltd.,
              8.25%, 1-17-2034................................       42
      52    Westlake Chemical Corp.,
              8.75%, 7-15-2011................................       57
                                                                -------
                                                                  1,550
                                                                -------
            CAPITAL GOODS -- 1.3%
     100    Bombardier Recreational Products, Inc.,
              8.375%, 12-15-2013..............................      104
     100    Bombardier, Inc.,
              6.75%, 5-1-2012 M...............................       90
     110    Cummins, Inc.,
              7.125%, 3-1-2028................................      107
     100    K2, Inc.,
              7.375%, 7-1-2014................................      102
     145    Rexnord Corp.,
              10.125%, 12-15-2012.............................      155
      20    Scientific Games Corp.,
              6.25%, 12-15-2012 M.............................       20
      50    Terex Corp.,
              7.375%, 1-15-2014...............................       50
                                                                -------
                                                                    628
                                                                -------
            CONSUMER CYCLICAL -- 1.3%
     100    D.R. Horton, Inc.,
              5.625%, 9-15-2014...............................       97
      75    Group 1 Automotive, Inc.,
              8.25%, 8-15-2013................................       75
      75    Ingles Markets, Inc.,
              8.875%, 12-1-2011...............................       75
      50    Invista,
              9.25%, 5-1-2012 M...............................       53
      50    Pep Boys Manny Moe & Jack Corp.,
              7.50%, 12-15-2014...............................       48

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INCOME FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
 $    75    Phillips Van-Heusen Corp.,
              7.75%, 11-15-2023...............................  $    77
      65    Russel Metals, Inc.,
              6.375%, 3-1-2014................................       62
     105    Stater Brothers Holdings, Inc.,
              8.125%, 6-15-2012...............................       98
      25    United Components, Inc.,
              9.375%, 6-15-2013...............................       23
      30    Warnaco, Inc.,
              8.875%, 6-15-2013...............................       32
                                                                -------
                                                                    640
                                                                -------
            CONSUMER STAPLES -- 1.2%
     100    Cosan S.A. Industria E Com.,
              9.00%, 11-1-2009 M..............................      101
      75    Del Monte Corp.,
              6.75%, 2-15-2015 M..............................       72
      30    Del Monte Corp.,
              8.625%, 12-15-2012..............................       32
       1    Dole Food Co., Inc.,
              8.875%, 3-15-2011...............................        1
      90    Pierre Foods, Inc.,
              9.875%, 7-15-2012...............................       92
     100    Pilgrim's Pride Corp.,
              9.25%, 11-15-2013...............................      111
     100    Smithfield Foods, Inc.,
              7.75%, 5-15-2013................................      107
     100    Tembec Industries, Inc.,
              7.75%, 3-15-2012................................       76
                                                                -------
                                                                    592
                                                                -------
            ENERGY -- 1.9%
      50    Citgo Petroleum Corp.,
              6.00%, 10-15-2011...............................       49
      65    Comstock Resources, Inc.,
              6.875%, 3-1-2012................................       63
      10    CONSOL Energy, Inc.,
              7.875%, 3-1-2012................................       11
     100    Giant Industries, Inc.,
              8.00%, 5-15-2014................................      100
      45    Houston Exploration Co.,
              7.00%, 6-15-2013................................       45
     100    Naftogaz Ukrainy,
              8.125%, 9-30-2009...............................      103
     100    Noble Group Ltd.,
              6.625%, 3-17-2015 M.............................       89
      60    Panva Gas Holdings Ltd.,
              8.25%, 9-23-2011................................       62
      75    Petrobras International Finance Co.,
              9.125%, 7-2-2013................................       82
      38    Port Arthur Finance Corp.,
              12.50%, 1-15-2009...............................       43
      85    Premcor Refining Group, Inc.,
              6.75%, 2-1-2011.................................       90

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            ENERGY -- (CONTINUED)
 $    15    Premcor Refining Group, Inc.,
              9.25%, 2-1-2010.................................  $    17
      50    Stone Energy Corp.,
              6.75%, 12-15-2014...............................       47
      50    Vintage Petroleum, Inc.,
              8.25%, 5-1-2012.................................       54
      70    Whiting Petroleum Corp.,
              7.25%, 5-1-2012.................................       70
                                                                -------
                                                                    925
                                                                -------
            FINANCE -- 4.1%
     110    American Real Estate Partners L.P.,
              7.125%, 2-15-2013 M.............................      106
     100    ATF Bank JSC,
              9.25%, 4-12-2012 M..............................       99
      75    BCP Crystal Holdings Corp.,
              9.625%, 6-15-2014...............................       83
      95    Brazil (Republic of),
              10.50%, 7-14-2014...............................      107
     110    Columbia (Republic of),
              10.75%, 1-15-2013...............................      125
      30    El Salvador (Republic of),
              8.25%, 4-10-2032................................       31
      21    Forest City Enterprises, Inc.,
              7.625%, 6-1-2015................................       22
     100    Host Marriott L.P.,
              6.375%, 3-15-2015 M.............................       95
      75    IPC Acquisition Corp.,
              11.50%, 12-15-2009..............................       82
      40    Kazkommerts International B.V.,
              7.875%, 4-7-2014 M..............................       40
      40    Kazkommerts International B.V.,
              7.875%, 4-7-2014................................       40
      55    Lebanon (Republic of),
              5.88%, 11-30-2009 MX............................       53
     470    Lehman High Yield TRAIN,
              8.21%, 2004-1 8-1-2015 MX.......................      478
      67    Nigeria Promissory Note,
              5.09%, 1-5-2010.................................       60
      60    Panama (Republic of),
              8.875%, 9-30-2027...............................       67
      50    Panama (Republic of),
              9.625%, 2-8-2011................................       59
      59    Peru (Republic of),
              5.00%, 3-7-2017.................................       55
      90    Peru (Republic of),
              8.75%, 11-21-2033...............................       95
     100    Philippines (Republic of),
              10.625%, 3-16-2025..............................      108
      50    Turkey (Republic of),
              12.00%, 12-15-2008..............................       59
      50    Uruguay (Republic of),
              7.50%, 3-15-2015................................       45
     100    Venezuela (Republic of),
              5.375%, 8-7-2010................................       89
                                                                -------
                                                                  1,998
                                                                -------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            HEALTH CARE -- 0.5%
 $    80    Coventry Health Care, Inc.,
              5.875%, 1-15-2012...............................  $    80
     100    HCA, Inc.,
              6.95%, 5-1-2012.................................      104
     100    Select Medical Corp.,
              7.625%, 2-1-2015 M..............................       98
                                                                -------
                                                                    282
                                                                -------
            SERVICES -- 3.0%
     110    Allied Waste North America, Inc.,
              5.75%, 2-15-2011................................       97
      30    Cenveo Corp.,
              7.875%, 12-1-2013...............................       28
     130    CSC Holdings, Inc.,
              6.75%, 4-15-2012 M..............................      126
     100    Dex Media West LLC,
              5.875%, 11-15-2011..............................       96
      70    EchoStar DBS Corp.,
              5.75%, 10-1-2008................................       69
      12    HMH Properties, Inc.,
              7.875%, 8-1-2008................................       12
     100    ITT Corp.,
              7.375%, 11-15-2015..............................      107
     100    John Q. Hammons Hotels, Inc.,
              8.875%, 5-15-2012...............................      106
      85    Knowledge Learning Center, Inc.,
              7.75%, 2-1-2015 M...............................       81
      30    Lamar Media Corp.,
              7.25%, 1-1-2013.................................       31
      75    Medianews Group, Inc.,
              6.875%, 10-1-2013...............................       73
     100    Mohegan Tribal Gaming Authority,
              6.125%, 2-15-2013 M.............................       98
     125    Penn National Gaming, Inc.,
              6.75%, 3-1-2015 M...............................      120
      50    Primedia, Inc.,
              7.625%, 4-1-2008................................       50
      50    Primedia, Inc.,
              8.00%, 5-15-2013................................       50
      45    R.H. Donnelley Financial Corp. I,
              8.875%, 12-15-2010 M............................       49
     110    Reader's Digest Association, Inc.,
              6.50%, 3-1-2011.................................      109
      35    Service Corp. International,
              6.50%, 3-15-2008................................       35
      20    Service Corp. International,
              6.75%, 4-1-2016.................................       19
     100    Service Corp. International,
              7.70%, 4-15-2009................................      104
                                                                -------
                                                                  1,460
                                                                -------
            TECHNOLOGY -- 3.0%
      20    Amkor Technology, Inc.,
              7.75%, 5-15-2013................................       16
      55    AT&T Corp.,
              9.05%, 11-15-2011...............................       63

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            TECHNOLOGY -- (CONTINUED)
 $    35    Charter Communications Holdings LLC,
              10.00%, 4-1-2009................................  $    26
     130    Charter Communications Operating LLC,
              8.00%, 4-30-2012 M..............................      125
      80    Cincinnati Bell, Inc.,
              8.375%, 1-15-2014...............................       76
      60    DaVita, Inc.,
              6.625%, 3-15-2013 M.............................       59
      80    DirecTV Holdings LLC,
              8.375%, 3-15-2013...............................       87
      60    Fimep S.A.,
              10.50%, 2-15-2013...............................       67
      35    Fisher Scientific International, Inc.,
              6.75%, 8-15-2014 M..............................       35
      65    Fisher Scientific International, Inc.,
              8.125%, 5-1-2012................................       72
     100    Hawaiian Telecom Communications, Inc.,
              9.75%, 5-1-2013 M...............................       99
      85    Houghton Mifflin Co.,
              8.25%, 2-1-2011.................................       85
      95    L-3 Communications Corp.,
              6.125%, 7-15-2013...............................       94
      50    Mediacom LLC,
              9.50%, 1-15-2013................................       48
      95    PerkinElmer, Inc.,
              8.875%, 1-15-2013...............................      105
      50    Rayovac Corp.,
              7.375%, 2-1-2015 M..............................       48
     100    Rogers Cable, Inc.,
              6.25%, 6-15-2013................................       94
     150    Rogers Wireless Communications, Inc.,
              6.375%, 3-1-2014................................      144
     125    Valor Telecom Enterprise, Inc.,
              7.75%, 2-15-2015 M..............................      120
                                                                -------
                                                                  1,463
                                                                -------
            TRANSPORTATION -- 0.8%
     100    Hornbeck Offshore Services, Inc.,
              6.125%, 12-1-2014...............................       99
     150    Royal Caribbean Cruises Ltd.,
              6.875%, 12-1-2013...............................      156
     150    Trinity Industries, Inc.,
              6.50%, 3-15-2014................................      144
                                                                -------
                                                                    399
                                                                -------
            UTILITIES -- 1.7%
      60    CMS Energy Corp.,
              8.50%, 4-15-2011................................       64
      50    Dynegy Holdings, Inc.,
              10.125%, 7-15-2013 M............................       51
      25    El Paso Corp.,
              7.875%, 6-15-2012...............................       24

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INCOME FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            UTILITIES -- (CONTINUED)
 $    50    Montana Power Co.,
              7.30%, 12-1-2006 M..............................  $    52
     100    Nevada Power Co.,
              9.00%, 8-15-2013................................      110
     117    NRG Energy, Inc.,
              8.00%, 12-15-2013 M.............................      118
      55    Reliant Energy, Inc.,
              6.75%, 12-15-2014...............................       49
     105    TECO Energy, Inc.,
              7.20%, 5-1-2011.................................      111
     100    Tennessee Gas Pipeline Co.,
              8.375%, 6-15-2032...............................      115
      35    Texas Genco LLC,
              6.875%, 12-15-2014 M............................       34
     100    Texas-New Mexico Power Co.,
              6.125%, 6-1-2008................................      102
                                                                -------
                                                                    830
                                                                -------
            Total corporate bonds:
              non-investment grade
              (cost $10,873)..................................  $10,767
                                                                -------
U.S. GOVERNMENT SECURITIES -- 27.3%
            U.S. TREASURY SECURITIES -- 27.3%
   6,480    0.875% 2010 J.....................................  $ 6,471
   4,805    3.375% 2007 J.....................................    6,105
     810    3.75% 2007........................................      811
                                                                -------
            Total U.S. government securities
              (cost $13,324)..................................  $13,387
                                                                -------
U.S. GOVERNMENT AGENCIES -- 10.6%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 4.7%
     200    4.10% 2014........................................  $   198
     687    5.50% 2032........................................      696
   1,313    6.50% 2032........................................    1,395
                                                                -------
                                                                  2,289
                                                                -------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.9%
   1,336    5.00% 2017-2035...................................    1,336
   1,552    5.50% 2032-2033...................................    1,568
                                                                -------
                                                                  2,904
                                                                -------
            Total U.S. government agencies
              (cost $5,176)...................................  $ 5,193
                                                                -------
            Total long-term investments
              (cost $47,983)..................................  $48,134
                                                                -------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
SHORT-TERM INVESTMENTS -- 1.6%
            FINANCE -- 1.6%
 $   253    BNP Paribas Repurchase Agreement,
              2.83% 5-2-2005..................................  $   253
     233    RBS Greenwich Repurchase Agreement,
              2.84%, 5-2-2005.................................      233
     274    UBS Securities, LLC Repurchase Agreement,
              2.84%, 5-2-2005.................................      274
                                                                -------
            Total short-term investments
              (cost $760).....................................  $   760
                                                                -------
            Total investments in securities
              (cost $48,743) O................................  $48,894
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.64% of total net assets at April 30, 2005.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $48,743 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

         Unrealized appreciation.......................  $ 701
         Unrealized depreciation.......................   (550)
                                                         -----
         Net unrealized appreciation...................  $ 151
                                                         =====

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2005, was $6,049, which represents 12.35% of total net assets.

 X Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2005.

  J U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

  W The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at April 30, 2005.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INFLATION PLUS FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
 ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 1.9%
            FINANCE -- 1.9%
 $ 1,457    American Express Credit Account Master Trust,
              3.45%, 2-15-2012 MX.............................  $  1,461
   3,000    Countrywide Asset Backed Certificates, 3.22%,
              7-25-2035 X.....................................     3,000
   4,000    CS First Boston Mortgage Securities Corp., 3.60%,
              11-15-2014 MX...................................     4,007
   1,900    Granite Mortgages plc, 3.64%, 9-20-2044 X.........     1,900
   2,000    Granite Mortgages plc, 4.52%, 10-20-2041 X........     2,016
   3,000    Permanent Financing plc, 3.77%, 6-10-2042 X.......     3,049
   2,000    Wachovia Bank Commercial Mortgage Trust, 3.41%,
              10-15-2015 MX...................................     2,002
                                                                --------
            Total asset backed and commercial
              mortgage securities
              (cost $17,395)..................................  $ 17,435
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 0.3%
            FINANCE -- 0.3%
   2,600    SLM Corp., 4.13%, 4-1-2009 X......................  $  2,587
                                                                --------
            Total corporate bonds: investment grade (cost
              $2,605).........................................  $  2,587
                                                                --------
U.S. GOVERNMENT SECURITIES -- 96.1%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.4%
   3,000    Tennessee Valley Authority, 3.375%, 1-15-2007 J...  $  3,806
                                                                --------
            U.S. TREASURY SECURITIES -- 95.7%
  27,905    0.875% 2010 J.....................................    27,868
  40,720    1.625% 2015 J.....................................    41,016
  57,535    1.875% 2013 J.....................................    61,933
 144,662    2.00% 2014 J......................................   154,427
  60,030    2.375% 2025 J.....................................    66,715
  72,610    3.00% 2012 J......................................    86,155
  41,640    3.375% 2007-2032 J................................    55,983
  20,455    3.50% 2011 J......................................    25,359
 113,120    3.625% 2008-2028 J................................   155,266
 112,207    3.875% 2009-2029 J................................   167,626
  32,695    4.25% 2010 J......................................    42,636
                                                                --------
                                                                 884,984
                                                                --------
            Total U.S. government securities (cost
              $862,559).......................................  $888,790
                                                                --------
            Total long-term investments
              (cost $882,559).................................  $908,812
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- 1.0%
            FINANCE -- 1.0%
 $ 2,852    BNP Paribas Repurchase Agreement, 2.83%
              5-2-2005........................................  $  2,852
   2,632    RBS Greenwich Repurchase Agreement, 2.84%,
              5-2-2005........................................     2,632
   3,092    UBS Securities, LLC Repurchase Agreement, 2.84%,
              5-2-2005........................................     3,092
                                                                --------
                                                                   8,576
                                                                --------
            U.S. GOVERNMENT SECURITIES -- 0.0%
     250    U.S. Treasury Bill, 2.74%, 6-16-2005..............       248
                                                                --------
            Total short-term investments
              (cost $8,824)...................................  $  8,824
                                                                --------
            Total investments in securities
              (cost $891,383) O...............................  $917,636
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.75% of total net assets at April 30, 2005.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $893,982 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $24,206
      Unrealized depreciation.........................     (552)
                                                        -------
      Net unrealized appreciation.....................  $23,654
                                                        =======

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2005, was $7,470, which represents 0.81% of total net assets.

 X Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2005.

  J U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 91.8%
            AUSTRALIA -- 0.8%
     597    Macquaire Airports................................  $  1,565
                                                                --------
            CANADA -- 8.6%
      32    Canadian National Railway Co......................     1,845
      60    Canadian Pacific Railway Ltd......................     2,089
      79    Inco Ltd. BH .....................................     2,820
      78    Petro-Canada......................................     4,311
      43    Research In Motion Ltd. B ........................     2,737
      70    Rona, Inc. B .....................................     1,352
      34    SNC-Lavalin Group, Inc. ..........................     1,981
      16    Talisman Energy, Inc. H ..........................       487
                                                                --------
                                                                  17,622
                                                                --------
            FINLAND -- 2.4%
     309    Nokia Oyj ADR.....................................     4,938
                                                                --------
            FRANCE -- 11.3%
     109    AXA H ............................................     2,719
      42    Carrefour S.A. H .................................     2,024
      47    Cie Generale d'Optique Essilor International
              S.A. H .........................................     3,391
       7    Club Mediterranee BH .............................       355
      54    Dassault Systemes S.A. H .........................     2,551
      68    France Telecom S.A. H ............................     1,989
      38    Groupe Danone H ..................................     3,592
      20    Pernod-Ricard H ..................................     3,016
      20    Unibail H ........................................     2,402
      45    Vivendi Universal S.A. BH ........................     1,353
                                                                --------
                                                                  23,392
                                                                --------
            GERMANY -- 4.4%
     208    Bayerische Hypo-und Vereinsbank AG B .............     4,950
      12    Commerzbank AG....................................       270
      17    Merck KGaA........................................     1,257
      16    SAP AG H .........................................     2,521
                                                                --------
                                                                   8,998
                                                                --------
            GREECE -- 0.6%
      44    EFG Eurobank Ergasias S.A. .......................     1,326
                                                                --------
            HONG KONG -- 3.2%
   2,646    CNOOC Ltd. .......................................     1,424
     685    Esprit Holdings Ltd. V............................     5,099
                                                                --------
                                                                   6,523
                                                                --------
            IRELAND -- 0.6%
      29    Ryanair Holdings plc ADR BH ......................     1,152
                                                                --------
            ITALY -- 1.9%
     215    Banca Intesa S.p.A. H ............................     1,026
     113    ENI-Ente Nazionale Idrocarburi S.p.A. H ..........     2,841
                                                                --------
                                                                   3,867
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            JAPAN -- 10.0%
      19    Bank of Yokohama Ltd. ............................  $    109
      61    Eisai Co. Ltd. ...................................     2,016
      @@    Japan Tobacco, Inc. ..............................     3,129
      12    Keyence Corp. ....................................     2,647
      @@    Mitsubishi Tokyo Financial Group, Inc. H .........     3,112
     160    Nippon Electric Glass Co. Ltd. ...................     2,543
       6    ORIX Corp. .......................................       828
     151    Sekisui House Ltd. ...............................     1,594
      89    Suzuki Motor Corp. ...............................     1,512
      48    Terumo Corp.......................................     1,409
      46    Trend Micro, Inc. H ..............................     1,644
                                                                --------
                                                                  20,543
                                                                --------
            LUXEMBOURG -- 1.4%
     219    SES Global M .....................................     2,930
                                                                --------
            MEXICO -- 2.0%
      73    Grupo Televisa S.A. ADR...........................     4,095
                                                                --------
            NETHERLANDS -- 7.5%
     192    European Aeronautic Defence and Space Co. H ......     5,466
     108    Koninklijke (Royal) KPN N.V. B ...................     4,481
     739    Koninklijke Ahold N.V. B .........................     5,590
                                                                --------
                                                                  15,537
                                                                --------
            SOUTH KOREA -- 2.7%
     101    L.G. Philips LCD Co. Ltd. BH .....................     4,710
       2    Samsung Electronics Co. Ltd. .....................       915
                                                                --------
                                                                   5,625
                                                                --------
            SPAIN -- 1.4%
     193    Banco Bilbao Vizcaya Argentaria S.A. .............     2,982
                                                                --------
            SWEDEN -- 1.3%
     920    Telefonaktiebolaget LM Ericsson BH ...............     2,723
                                                                --------
            SWITZERLAND -- 8.3%
      68    Credit Suisse Group H ............................     2,844
       9    Kuehne & Nagel International AG H ................     1,758
      44    Roche Holding AG..................................     5,314
     110    Swatch Group AG H ................................     2,879
      36    UBS AG B .........................................     2,854
       9    Zurich Financial Services AG......................     1,462
                                                                --------
                                                                  17,111
                                                                --------
            TAIWAN -- 7.0%
     383    AU Optronics Corp. ADR B .........................     6,212
   3,371    Chi Mei Optoelectronics Corp. ....................     5,714
     294    Taiwan Semiconductor Manufacturing Co. Ltd. ADR...     2,532
                                                                --------
                                                                  14,458
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            UNITED KINGDOM -- 16.4%
     134    AstraZeneca plc...................................  $  5,860
     646    Capita Group plc..................................     4,660
   1,246    Carphone Warehouse Group plc......................     3,532
   1,311    EMI Group plc.....................................     5,982
     135    GUS plc...........................................     2,163
     135    Imperial Tobacco Group plc........................     3,881
      61    Reckitt Benckiser plc.............................     1,987
     111    Standard Chartered plc............................     2,002
   1,449    Vodafone Group plc................................     3,786
                                                                  33,853
                                                                --------
            Total common stock
              (cost $186,158).................................  $189,240
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 31.0%
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 23.9%
 $49,131    Navigator Prime Portfolio.........................  $ 49,131
                                                                --------
            UNITED STATES -- 7.1%
   2,393    CS First Boston Joint Repurchase Agreement,
              2.97%, 5-2-2005.................................     2,393
     404    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.90%, 5-2-2005.................................       404
   4,039    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.97%, 5-2-2005.................................     4,039
   2,765    J.P. Morgan Chase Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................     2,765
     932    UBS Securities, LLC Joint Repurchase Agreement,
              2.95%, 5-2-2005.................................       932
   4,164    UBS Securities, LLC Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................     4,164
                                                                --------
                                                                  14,697
                                                                --------
            Total short-term investments
              (cost $63,828)..................................  $ 63,828
                                                                --------
            Total investments in securities
              (cost $249,986) O ..............................  $253,068
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

      The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2005, was $149,759, which represents 72.66% of total net assets.

  B  Currently non-income producing.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $250,619 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 7,610
      Unrealized depreciation.........................   (5,161)
                                                        -------
      Net unrealized appreciation.....................  $ 2,449
                                                        =======

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  V The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors".

      PERIOD                                          COST
      ACQUIRED    SHARES/PAR         SECURITY        BASIS
      ---------   ----------         --------        ------
      2004-2005      685       Esprit Holdings Ltd.  $3,711

     The aggregate value of these securities at April 30, 2005 was $5,099, which represents 2.47% of total net assets.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2005, was $2,930, which represents 1.42% of total net assets.

 H   Security is fully or partially on loan at April 30, 2005.

       FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2005.

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Euro                                            Buy                $112            $113           5/2/2005              $ (1)
Euro                                            Buy                  71              71           5/3/2005                @@
Euro                                            Buy                 153             153           5/4/2005                @@
Japanese Yen                                   Sell                 278             275           5/2/2005                (3)
Japanese Yen                                   Sell                 493             488           5/6/2005                (5)
Japanese Yen                                   Sell                 265             263           5/9/2005                (2)
                                                                                                                        ----
                                                                                                                        $(11)
                                                                                                                        ====

@@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars rounds to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 95.0%
            AUSTRALIA -- 0.8%
      84    Publishing & Broadcasting Ltd. ...................  $    940
      25    Santos Ltd. ......................................       180
                                                                --------
                                                                   1,120
                                                                --------
            AUSTRIA -- 0.9%
      30    Wienerberger AG H.................................     1,291
                                                                --------
            BRAZIL -- 1.4%
      49    Companhia Vale do Rio Doce ADR....................     1,318
      15    Petroleo Brasileiro S.A. ADR......................       625
                                                                --------
                                                                   1,943
                                                                --------
            CANADA -- 6.5%
      20    Cameco Corp. .....................................       770
      52    Canadian Pacific Railway Ltd. ....................     1,806
      17    EnCana Corp. H....................................     1,109
      35    Fairmont Hotels & Resorts, Inc. ..................     1,107
      44    Petro-Canada......................................     2,448
      59    Talisman Energy, Inc. H...........................     1,780
                                                                --------
                                                                   9,020
                                                                --------
            DENMARK -- 1.0%
      28    Carlsberg A/S Class B H...........................     1,356
                                                                --------
            EGYPT -- 0.7%
      25    Orascom Telecom Holding GDR B.....................     1,017
                                                                --------
            FRANCE -- 11.9%
      33    AXA H.............................................       816
      29    Cie Generale d'Optique Essilor International S.A.
              H...............................................     2,090
      56    Credit Agricole S.A. H............................     1,458
      54    France Telecom S.A. H.............................     1,592
      10    L' Air Liquide H..................................     1,723
      28    Sanofi-Aventis S.A. H.............................     2,479
      39    Societe Television Francaise 1 H..................     1,110
      11    Total S.A. H......................................     2,447
       1    Unibail H.........................................       169
      84    Vivendi Universal S.A. BH.........................     2,501
                                                                --------
                                                                  16,385
                                                                --------
            GERMANY -- 4.2%
      73    Bayerische Hypo-und Vereinsbank AG B..............     1,739
     130    Deutsche Telekom AG BH............................     2,452
      14    Muenchener Rueckversicherungs-Gesellschaft AG H...     1,584
                                                                --------
                                                                   5,775
                                                                --------
            HONG KONG -- 2.8%
     272    Esprit Holdings Ltd. V............................     2,026
     339    Hysan Development Co. Ltd. H......................       701
     121    Sun Hung Kai Properties Ltd. .....................     1,159
                                                                --------
                                                                   3,886
                                                                --------
            HUNGARY -- 0.5%
       9    Mol Magyr Olaj-Es Gazipari........................       743
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            INDIA -- 0.6%
      19    Infosys Technologies Ltd. ........................  $    810
                                                                --------
            INDONESIA -- 0.6%
      45    P.T. Telekomunikasi Indonesia ADR.................       804
                                                                --------
            IRELAND -- 0.5%
      72    Ryanair Holdings plc B............................       518
       7    Ryanair Holdings plc ADR BH.......................       265
                                                                --------
                                                                     783
                                                                --------
            ITALY -- 4.8%
     220    Banca Intesa S.p.A. H.............................     1,050
     254    Capitalia S.p.A. H................................     1,362
      98    ENI-Ente Nazionale Idrocarburi S.p.A. H...........     2,475
      94    Geox S.p.A. M.....................................       819
      76    Mediaset S.p.A. ..................................       982
                                                                --------
                                                                   6,688
                                                                --------
            JAPAN -- 17.4%
      38    Canon, Inc. ......................................     1,976
     127    Central Glass Co. Ltd. H..........................       873
      40    Eisai Co. Ltd. ...................................     1,329
      38    Electric Power Development Co. Ltd. MH............     1,142
      14    Fast Retailing Co. Ltd. ..........................       833
      29    Fuji Photo Film Co. Ltd. .........................       957
      @@    Japan Tobacco, Inc. ..............................     2,885
       5    Keyence Corp. ....................................     1,037
       9    NIDEC Corp. H.....................................     1,092
      10    ORIX Corp. .......................................     1,398
      42    Sankyo Co. Ltd. H.................................       881
      30    Shin-Etsu Chemical Co. Ltd. ......................     1,088
      26    Sony Corp. .......................................       967
      64    Suzuki Motor Corp. ...............................     1,097
      21    Takeda Pharmaceutical Co. Ltd. ...................       998
      26    Takefuji Corp. ...................................     1,654
      26    Terumo Corp. .....................................       774
      @@    UFJ Holdings, Inc. B..............................     1,792
      37    World Co. Ltd. ...................................     1,220
                                                                --------
                                                                  23,993
                                                                --------
            MALAYSIA -- 0.5%
     476    Astro All Asia Networks plc B.....................       652
                                                                --------
            MEXICO -- 1.0%
      26    Fomento Economico Mexicano S.A. de C.V. ADR.......     1,332
                                                                --------
            NETHERLANDS -- 4.8%
      78    Aegon N.V. .......................................       975
      12    ASML Holding N.V. B...............................       177
      47    ASML Holding N.V. BH..............................       674
      44    European Aeronautic Defence and Space Co. H.......     1,247
      46    Koninklijke (Royal) KPN N.V. B....................     1,903
     226    Koninklijke Ahold N.V. B..........................     1,710
                                                                --------
                                                                   6,686
                                                                --------
            PHILIPPINES -- 0.6%
      32    Philippine Long Distance Telephone Co. B..........       824
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            SPAIN -- 2.0%
     181    Banco Bilbao Vizcaya Argentaria S.A. .............  $  2,807
                                                                --------
            SWEDEN -- 3.7%
     178    Nordea Bank AB H..................................     1,690
     165    Swedish Match AB H................................     1,944
     502    Telefonaktiebolaget LM Ericsson BH................     1,485
                                                                --------
                                                                   5,119
                                                                --------
            SWITZERLAND -- 7.9%
      10    Nestle S.A. H.....................................     2,720
      20    Roche Holding AG..................................     2,407
      64    STMicroelectronics N.V. H.........................       905
      32    UBS AG H..........................................     2,593
      14    Zurich Financial Services AG......................     2,298
                                                                --------
                                                                  10,923
                                                                --------
            TAIWAN -- 2.4%
      76    AU Optronics Corp. ADR B..........................     1,234
   1,224    Taiwan Semiconductor Manufacturing Co. Ltd. ......     2,037
                                                                --------
                                                                   3,271
                                                                --------
            TURKEY -- 0.5%
      42    Turkcell Iletisim Hizmet ADR......................       646
                                                                --------
            UNITED KINGDOM -- 16.0%
      75    AstraZeneca plc...................................     3,271
     121    Aviva plc.........................................     1,364
      84    BHP Billiton plc..................................     1,026
     324    Centrica plc......................................     1,379
     292    EMI Group plc.....................................     1,333
      73    Enterprise Inns plc...............................     1,015
      73    Imperial Tobacco Group plc........................     2,103
      44    Reckitt Benckiser plc.............................     1,435
     127    Royal Bank of Scotland Group plc..................     3,835
     159    Vedanta Resources plc.............................     1,198
     926    Vodafone Group plc................................     2,421
     158    WPP Group plc.....................................     1,718
                                                                --------
                                                                  22,098
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            UNITED STATES -- 1.0%
      19    Schlumberger Ltd. ................................  $  1,320
                                                                --------
            Total common stock
              (cost $122,546).................................  $131,292
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 27.0%
            SECURITIES PURCHASES WITH PROCEEDS FROM SECURITIES
            LENDING -- 22.4%
 $30,954    Navigator Prime Portfolio.........................  $ 30,954
                                                                --------
            UNITED STATES -- 4.6%
   1,024    CS First Boston Joint Repurchase Agreement,
              2.97%, 5-2-2005.................................     1,024
     173    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.90%, 5-2-2005.................................       173
   1,728    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.97%, 5-2-2005.................................     1,728
   1,183    J.P. Morgan Chase Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................     1,183
     399    UBS Warburg Securities, LLC Joint Repurchase
              Agreement,
              2.95%, 5-2-2005.................................       399
   1,782    UBS Warburg Securities, LLC Joint Repurchase
              Agreement,
              2.96%, 5-2-2005.................................     1,782
                                                                --------
                                                                   6,289
                                                                --------
            Total short-term investments
              (cost $37,243)..................................  $ 37,243
                                                                --------
            Total investments in securities
              (cost $159,789) O...............................  $168,535
                                                                ========

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 94.09% of total net assets at April 30, 2005.

      The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2005, was $113,534, which represents 82.19% of total net assets.

  B  Currently non-income producing.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $159,960 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $12,384
      Unrealized depreciation.........................   (3,809)
                                                        -------
      Net unrealized appreciation.....................  $ 8,575
                                                        =======

U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  V The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors".

       PERIOD    SHARES/                            COST
      ACQUIRED     PAR           SECURITY          BASIS
      --------   -------   ---------------------   ------
                           Espirit Holdings Ltd.
       2004        272                             $1,316

     The aggregate value of these securities at April 30, 2005 was $2,026, which represents 1.47% of total net assets.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2005, was $1,961, which represents 1.42% of total net assets.

 H   Security is fully or partially on loan at April 30, 2005.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2005

                                                                                                                     UNREALIZED
                                                                 MARKET         CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                                  TRANSACTION         VALUE           AMOUNT            DATE            (DEPRECIATION)
-----------                                  -----------         ------         --------         ---------         --------------
Australian Dollar                                Buy             $  43           $   43           5/2/2005              $@@
Australian Dollar                                Buy                40               40           5/3/2005               @@
Australian Dollar                                Buy                54               54           5/4/2005               @@
Japanese Yen                                     Buy               386              382           5/2/2005                4
British Sterling Pound                          Sell             1,309            1,318          7/20/2005                9
Japanese Yen                                    Sell               923              914           5/9/2005               (9)
Swiss Franc                                     Sell             1,334            1,378          7/20/2005               44
                                                                                                                        ---
                                                                                                                        $48
                                                                                                                        ===

@@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars rounds to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 97.5%
            AUSTRALIA 3.7 %
     622    Adsteam Marine Ltd. ..............................  $    898
     214    AWB Ltd. .........................................       749
     215    Harvey Norman Holdings Ltd. H.....................       416
     105    Leighton Holdings Ltd. ...........................       816
     383    Minara Resources Ltd. BH..........................       547
     263    PaperlinX Ltd. ...................................       584
                                                                --------
                                                                   4,010
                                                                --------
            AUSTRIA -- 0.5%
     112    Iluka Resources Ltd. H............................       513
                                                                --------
            BRAZIL -- 0.8%
      69    Brasil Telecom S.A. ADR...........................       835
                                                                --------
            CHINA -- 1.8%
   1,950    Beijing Capital International Airport Co. Ltd.
              Class H M.......................................       681
   3,832    China Oilfield Services Ltd. .....................     1,280
                                                                --------
                                                                   1,961
                                                                --------
            DENMARK -- 2.0%
      32    Carlsberg A/S Class B H...........................     1,576
      37    FLSmidth & Co. A/S B..............................       631
                                                                --------
                                                                   2,207
                                                                --------
            FINLAND -- 1.5%
     116    M-real Oyj........................................       628
      33    Orion Oyj B Shares................................       550
      16    Tietoenator Oyj...................................       489
                                                                --------
                                                                   1,667
                                                                --------
            FRANCE -- 11.3%
   2,577    Alstom B..........................................     2,000
       8    Bacou-Dalloz H....................................       725
      12    BioMerieux........................................       529
      10    Cegedim S.A. .....................................       796
       7    Clarins S.A.B.....................................       424
      34    Dassault Systemes S.A. H..........................     1,589
      45    M6-Metropole Television H.........................     1,152
      73    NRJ Group.........................................     1,618
      51    Publicis Groupe H.................................     1,465
      41    Sodexho Alliance S.A. H...........................     1,372
      12    Valeo S.A. H......................................       533
                                                                --------
                                                                  12,203
                                                                --------
            GERMANY -- 6.2%
      52    Comdirect Bank AG B...............................       416
      36    ELMOS Semiconductor AG H..........................       643
      35    Heidelberger Druckmaschinen AG B..................       995
      40    Hochtief AG H.....................................     1,178
      77    KarstadtQuelle AG H...............................       745
      61    Kontron AG B......................................       491
      91    MG Technologies AG................................     1,004
      64    MLP AG H..........................................     1,025
       6    United Internet AG H..............................       172
                                                                --------
                                                                   6,669
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            GREECE -- 0.8%
     226    Aktor S.A. Technical Co. .........................  $    913
                                                                --------
            HONG KONG -- 0.5%
   2,016    Far East Pharmaceutical Technology Co.
              Ltd. BVH........................................        @@
   1,312    i-CABLE Communications Ltd. ......................       493
                                                                --------
                                                                     493
                                                                --------
            ITALY -- 7.2%
     519    AEM S.p.A. H......................................     1,046
      97    Brembo S.p.A. H...................................       756
     110    Caltagirone Editore S.p.A. .......................     1,004
      59    Permasteelisa S.p.A. .............................     1,002
     699    Pirelli & Co. S.p.A. H............................       798
      83    Recordati S.p.A. .................................       579
     428    Sorin S.p.A. BH...................................     1,291
      27    Tod's S.p.A. .....................................     1,214
                                                                --------
                                                                   7,690
                                                                --------
            JAPAN -- 21.2%
     129    77 Bank Ltd. .....................................       872
      23    Ariake Japan Co. Ltd. H...........................       573
      34    Disco Corp. H.....................................     1,273
      36    Fujimi, Inc. .....................................       507
      35    Futaba Corp. .....................................       982
     145    Gunma Bank Ltd. ..................................       823
      13    Hakuhodo DY Holdings, Inc. .......................       883
      14    Hogy Medical Co. Ltd. ............................       661
      98    Hosiden Corp. ....................................     1,094
      23    Japan Petroleum Exploration Co. Ltd. BH...........       944
       1    Jupiter Telecommunications Co. Ltd. BM............       647
      65    Kobayashi Pharmaceutical Co. Ltd. ................     1,720
      53    Komori Corp. .....................................       813
      29    Milbon Co. Ltd. H.................................       878
     174    Mochida Pharmaceutical Co. Ltd. ..................     1,176
      47    Nikon Corp. H.....................................       493
      23    OBIC Business Consultants Ltd. ...................     1,122
       8    OBIC Co. Ltd. ....................................     1,367
      27    Sumisho Computer Systems Corp. H..................       634
      33    Taiyo Ink Manufacturing Co. Ltd. .................     1,260
      96    Tanabe Seiyaku Co. Ltd............................     1,010
      39    Tokyo Ohka Kogyo Co. Ltd. ........................       837
      47    Toppan Forms Co. Ltd. ............................       549
      19    Towa Pharmaceutical Co. Ltd. .....................       450
      38    Union Tool Co. H..................................     1,191
                                                                --------
                                                                  22,759
                                                                --------
            LIECHTENSTEIN -- 0.5%
       3    Verwaltungs-und Privat-Bank AG....................       493
                                                                --------
            MALAYSIA -- 1.5%
     376    Resorts World Berhad..............................       946
     465    YTL Corp. Berhad..................................       655
                                                                --------
                                                                   1,601
                                                                --------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            NETHERLANDS -- 4.1%
      49    ASM International N.V. BH.........................  $    672
      17    Exact Holding N.V. ...............................       545
      39    Qiagen N.V. BH....................................       509
      49    Unit 4 Agresso N.V. B.............................       792
     106    Wolters Kluwer N.V. ..............................     1,890
                                                                --------
                                                                   4,408
                                                                --------
            NEW ZEALAND -- 2.0%
     321    Air New Zealand Ltd. .............................       324
     769    Carter Hold Harvey Ltd. ..........................     1,050
     293    Warehouse Group Ltd. H............................       803
                                                                --------
                                                                   2,177
                                                                --------
            SOUTH AFRICA -- 0.8%
      10    Impala Platinum Holdings Ltd. ....................       867
                                                                --------
            SOUTH KOREA -- 3.4%
      64    Daewoo Heavy Industries & Machinery Ltd. .........       528
     190    Industrial Bank of Korea..........................     1,649
      35    KT Freetel Co. Ltd. ..............................       815
      21    LG Household & Health Care Ltd. ..................       701
                                                                --------
                                                                   3,693
                                                                --------
            SPAIN -- 1.2%
      56    Prosegur Compania de Seguridad S.A. ..............     1,237
                                                                --------
            SWEDEN -- 1.7%
      36    Munters AB H......................................       848
     175    Teleca AB Class B B...............................       949
                                                                --------
                                                                   1,797
                                                                --------
            SWITZERLAND -- 3.8%
      34    Baloise Holding AG H..............................     1,749
      11    BB Biotech AG H...................................       603
      14    Ciba Specialty Chemicals AG H.....................       894
       9    Ems-Chemie Holding AG.............................       799
      @@    Julius Baer Holding Ltd. .........................        11
                                                                --------
                                                                   4,056
                                                                --------
            THAILAND -- 0.6%
   6,163    Thai Military Bank Public Co. Ltd. B..............       592
                                                                --------
            UNITED KINGDOM -- 20.4%
     346    Aggreko plc.......................................     1,211
     159    AMVESCAP plc......................................       925
     145    Benfield Group Ltd. plc...........................       746
      65    Cambridge Antibody Technology Group plc B.........       697
     107    Capital Radio plc.................................       714
      92    Cattles plc.......................................       533
      87    De La Rue plc.....................................       614
   1,416    Dimension Data Holdings plc B.....................       816
      72    EMAP plc..........................................     1,093
     311    Group 4 Securicor plc B...........................       784

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            UNITED KINGDOM -- (CONTINUED)
     123    GWR Group plc.....................................  $    483
     176    Hiscox plc........................................       517
     227    Jardine Lloyd Thompson Group plc..................     1,487
     398    LogicaCMG plc.....................................     1,254
      29    Lomin plc.........................................       508
      58    Luminar plc.......................................       540
     372    Misys plc.........................................     1,445
     472    PHS Group plc.....................................       744
     350    Premier Farnell plc...............................       990
     524    Rentokil Initial plc..............................     1,570
     586    Royal & Sun Alliance Insurance Group plc..........       855
     344    Sage Group plc....................................     1,289
      89    Scottish & Newcastle plc..........................       770
      70    SurfControl plc B.................................       679
     151    Yule Catto & Co. plc..............................       698
                                                                --------
                                                                  21,962
                                                                --------
            Total common stock
              (cost $104,079).................................  $104,803
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 23.8%
            SECURITIES PURCHASED WITH PROCEEDS
            FROM SECURITIES LENDING -- 21.0%
 $22,605    Navigator Prime Portfolio.........................  $ 22,605
                                                                --------
            UNITED STATES -- 2.8%
     479    CS First Boston Joint Repurchase Agreement,
              2.97%, 5-2-2005.................................       479
      81    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.90%, 5-2-2005.................................        81
     808    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.97%, 5-2-2005.................................       808
     553    J.P. Morgan Chase Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................       553
     187    UBS Securities, LLC Joint Repurchase Agreement,
              2.95%, 5-2-2005.................................       187
     833    UBS Securities, LLC Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................       833
                                                                --------
                                                                   2,941
                                                                --------
            Total short-term investments
              (cost $25,546)..................................  $ 25,546
                                                                --------
            Total investments in securities
              (cost $129,625) O...............................  $130,349
                                                                ========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 97.49% of total net assets as of April 30, 2005.

      The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2005, was $100,036, which represents 93.06% of total net assets.

  B  Currently non-income producing

  O At April 30, 2005, the cost of securities for federal income tax purposes is $130,172 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $  4,729
   Unrealized depreciation........................    (4,552)
                                                    --------
   Net unrealized appreciation....................  $    177
                                                    ========

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  V The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors".

      PERIOD ACQUIRED   SHARES/PAR          SECURITY          COST BASIS
      ---------------      ---       -----------------------     ----
      2004               2,016       Far East Pharmaceutical     $293
                                     Technology Co. Ltd.

     The aggregate value of these securities at April 30, 2005, rounds to zero.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2005, was $1,328, which represents 1.24% of total net assets.

 H   Security is fully or partially on loan at April 30, 2005.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2005

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                               TRANSACTION          VALUE            AMOUNT             DATE            (DEPRECIATION)
-----------                               -----------          ------          --------         ----------         --------------
Australian Dollar                             Buy             $    236         $   235            5/2/2005             $   1
Australian Dollar                             Buy                   64              64            5/3/2005                @@
Australian Dollar                             Buy                  336             336            5/4/2005                @@
Swiss Francs                                  Buy                   61              61            5/2/2005                @@
Swiss Francs                                  Buy                   37              37            5/4/2005                @@
Euro                                          Buy                  163             163            5/4/2005                @@
Euro                                         Sell                  124             125            5/3/2005                 1
Euro                                         Sell                  877             866           9/30/2005               (11)
Euro                                         Sell               12,814          13,181          11/30/2005               367
British Pound                                 Buy                  108             108            5/5/2005                @@
British Pound                                Sell                4,067           3,897           6/30/2005              (170)
British Pound                                Sell               11,670          11,667          11/30/2005                (3)
British Pound                                Sell                1,115           1,098           3/31/2006               (17)
Hong Kong Dollars                            Sell                    9               9            5/3/2005                @@
Japanese Yen                                  Buy                   28              28            5/2/2005                @@
Japanese Yen                                 Sell                   47              46            5/6/2005                (1)
Japanese Yen                                 Sell                   45              45            5/9/2005                @@
New Zealand Dollar                           Sell                4,319           4,173          10/31/2005              (146)
South African Rand                           Sell                1,066           1,067           3/17/2006                 1
Swedish Krona                                 Buy                   21              21            5/2/2005                @@
                                                                                                                       -----
                                                                                                                       $  22
                                                                                                                       =====

@@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars rounds to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MIDCAP FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 94.6%
            BASIC MATERIALS -- 4.3%
     789    Cameco Corp. .....................................  $   30,676
     845    Cemex S.A. de C.V. ADR............................      30,431
     232    Pactiv Corp. BH...................................       4,970
     280    Precision Castparts Corp. ........................      20,603
     513    Rohm & Haas Co. ..................................      22,417
                                                                ----------
                                                                   109,097
                                                                ----------
            CAPITAL GOODS -- 0.0%
 208,535    Rolls-Royce Group plc Class B.....................         408
                                                                ----------
            CONSUMER CYCLICAL -- 19.9%
   1,048    Abercrombie & Fitch Co. Class A...................      56,534
   1,656    American Tower Corp. Class BH.....................      28,532
     273    BorgWarner, Inc. .................................      12,463
     682    CDW Corp. ........................................      37,304
     312    Centex Corp. .....................................      17,980
     812    Chico's FAS, Inc. BH..............................      20,806
   1,133    Coach, Inc. B.....................................      30,356
   1,682    D.R. Horton, Inc. ................................      51,293
     520    Fastenal Co. .....................................      27,862
     385    Johnson Controls, Inc. ...........................      21,141
     330    Lear Corp. .......................................      11,177
     299    Lennar Corp. Class A..............................      15,395
     964    Michaels Stores, Inc. ............................      32,005
     320    Mohawk Industries, Inc. BH........................      24,884
     319    Oshkosh Truck Corp. ..............................      23,980
     424    PACCAR, Inc. .....................................      28,796
     570    PetsMart, Inc. ...................................      15,185
     912    Ross Stores, Inc. ................................      24,361
     373    The Scotts Miracle-Gro Co. Class BH...............      26,998
                                                                ----------
                                                                   507,052
                                                                ----------
            CONSUMER STAPLES -- 0.8%
     378    Constellation Brands, Inc. Class AB...............      19,903
                                                                ----------
            ENERGY -- 8.0%
   1,591    Chesapeake Energy Corp. ..........................      30,617
     759    EOG Resources, Inc. ..............................      36,094
   1,190    GlobalSantaFe Corp. ..............................      39,987
     467    Nabors Industries Ltd. BH.........................      25,148
     855    Noble Corp. H.....................................      43,499
     428    Premcor, Inc. ....................................      28,286
                                                                ----------
                                                                   203,631
                                                                ----------
            FINANCE -- 22.5%
     627    Assurant, Inc. ...................................      20,741
     315    Blackrock, Inc. Class A...........................      23,575
     236    Brown & Brown, Inc. ..............................      10,334
     482    City National Corp. ..............................      33,981
     998    Countrywide Financial Corp. ......................      36,099
     712    Eaton Vance Corp. ................................      16,689
   1,114    Equifax, Inc. ....................................      37,476
     236    Everest Re Group Ltd. ............................      19,432
     862    Gallagher (Arthur J.) & Co. ......................      24,004
     982    General Growth Properties, Inc. ..................      38,398
     508    Golden West Financial Corp. ......................      31,645

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
   1,992    Host Marriott Corp. ..............................  $   33,509
     371    iStar Financial, Inc. ............................      14,785
     581    Legg Mason, Inc. .................................      41,146
     777    Marsh & McLennan Companies, Inc. .................      21,774
     461    PacifiCare Health Systems, Inc. B.................      27,525
   2,334    Providian Financial Corp. BH......................      38,903
     644    State Street Corp. ...............................      29,767
     357    UnionBanCal Corp. ................................      21,947
     357    Webster Financial Corp. ..........................      16,212
      56    White Mountains Insurance Group Ltd. .............      34,987
                                                                ----------
                                                                   572,929
                                                                ----------
            HEALTH CARE -- 7.3%
     108    Biovail Corp. BH..................................       1,488
     353    Cephalon, Inc. BH.................................      15,485
     479    Coventry Health Care, Inc. BH.....................      32,778
     502    Edwards Lifesciences Corp. BH.....................      22,126
     760    IVAX Corp. B......................................      14,362
     525    Manor Care, Inc. .................................      17,512
     348    McKesson Corp. ...................................      12,882
   2,467    Millennium Pharmaceuticals, Inc. BH...............      21,612
     396    OSI Pharmaceuticals, Inc. BH......................      18,735
     269    Quest Diagnostics, Inc. ..........................      28,439
                                                                ----------
                                                                   185,419
                                                                ----------
            SERVICES -- 15.8%
     835    Alliance Data Systems Corp. B.....................      33,750
     316    Apollo Group, Inc. Class A BH.....................      22,812
   1,998    BISYS Group, Inc. BH..............................      28,216
      31    C.H. Robinson Worldwide, Inc. ....................       1,584
     303    Cablevision Systems Corp. Class A B...............       7,853
     560    CheckFree Corp. BH................................      20,545
     217    Cognizant Technology Solutions Corp. BH...........       9,116
   1,134    Education Management Corp. B......................      31,760
     763    Fiserv, Inc. BH...................................      32,283
     385    Harrah's Entertainment, Inc. .....................      25,238
     608    Lamar Advertising Co. BH..........................      22,727
     450    Manpower, Inc. ...................................      17,354
     991    Monster Worldwide, Inc. BH........................      22,812
   1,233    Pixar BH..........................................      56,416
     924    Robert Half International, Inc. ..................      22,926
     608    Scripps (E.W.) Co. Class A........................      30,964
     342    Wynn Resorts Ltd. BH..............................      18,095
                                                                ----------
                                                                   404,451
                                                                ----------
            TECHNOLOGY -- 12.7%
   1,845    Amdocs Ltd. BH....................................      49,277
     522    Analog Devices, Inc. .............................      17,805
   2,571    Citizens Communications Co. ......................      32,785
     692    DaVita, Inc. BH...................................      27,872
     975    EchoStar Communications Corp. Class A.............      28,212
     473    Electronic Arts, Inc. B...........................      25,259
     165    International Rectifier Corp. BH..................       7,002
   1,968    Jabil Circuit, Inc. BH............................      54,317
     893    Network Appliance, Inc. BH........................      23,773
     582    Polycom, Inc. B...................................       8,881
     455    Rockwell Collins, Inc. ...........................      20,857

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
   1,213    SanDisk Corp. B...................................  $   28,753
      40    Symbol Technologies, Inc. ........................         532
                                                                ----------
                                                                   325,325
                                                                ----------
            TRANSPORTATION -- 0.3%
      40    Expeditors International of Washington, Inc. .....       1,959
     122    Polaris Industries, Inc. .........................       7,017
                                                                ----------
                                                                     8,976
                                                                ----------
            UTILITIES -- 3.0%
     803    Cinergy Corp. ....................................      31,806
     679    Energy East Corp. ................................      17,673
     734    Wisconsin Energy Corp. ...........................      25,874
                                                                ----------
                                                                    75,353
                                                                ----------
            Total common stock
              (cost $2,114,647)...............................  $2,412,544
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 12.1%
            FINANCE -- 5.3%
$ 22,089    CS First Boston Joint Repurchase Agreement, 2.97%,
              5-2-2005........................................  $   22,089
   3,732    Deutsche Bank Securities Joint Repurchase
              Agreement, 2.90%, 5-2-2005......................       3,732
  37,293    Deutsche Bank Securities Joint Repurchase
              Agreement, 2.97%, 5-2-2005......................      37,293
  25,531    J.P. Morgan Chase Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................      25,531
   8,606    UBS Securities, LLC Joint Repurchase Agreement,
              2.95%, 5-2-2005.................................       8,606
  38,440    UBS Securities, LLC Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................      38,440
                                                                ----------
                                                                   135,691
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 6.8%
$172,425    Navigator Prime Portfolio.........................  $  172,425
                                                                ----------
            Total short-term investments
              (cost $308,116).................................  $  308,116
                                                                ----------
            Total investments in securities
              (cost $2,422,763) O.............................  $2,720,660
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.40% of total net assets at April 30, 2005.

  B  Currently non-income producing.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $2,427,487 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $367,377
      Unrealized depreciation........................   (74,204)
                                                       --------
      Net unrealized appreciation....................  $293,173
                                                       ========

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

 H   Security is fully or partially on loan at April 30, 2005.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MIDCAP VALUE FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- 99.1%
            BASIC MATERIALS -- 12.1%
    114     Arch Coal, Inc. H.................................  $  5,055
    235     Cooper Tire & Rubber Co. .........................     4,094
    188     Engelhard Corp. ..................................     5,765
    343     Grupo IMSA S.A. de C.V. ..........................       766
    244     Huntsman Corp. B..................................     5,123
    141     Inco Ltd. B.......................................     5,036
    131     Michelin (C.G.D.E.) Class B.......................     7,946
    121     Mosaic Co. B......................................     1,560
    402     Pactiv Corp. B....................................     8,612
    303     Sappi Ltd. ADR....................................     3,027
    349     Smurfit-Stone Container Corp. B...................     4,577
                                                                --------
                                                                  51,561
                                                                --------
            CAPITAL GOODS -- 8.3%
     57     FMC Technologies, Inc. B..........................     1,726
    188     Goodrich Corp. ...................................     7,568
    115     IHC Caland N.V. ..................................     7,507
    193     Pall Corp. .......................................     5,184
     83     Parker-Hannifin Corp. ............................     4,957
    217     Teradyne, Inc. B..................................     2,390
    208     Yankee Candle Co., Inc. B.........................     5,772
                                                                --------
                                                                  35,104
                                                                --------
            CONSUMER CYCLICAL -- 14.0%
    191     American Axle & Manufacturing Holdings, Inc. .....     3,808
     77     BorgWarner, Inc. .................................     3,539
    212     CBRL Group, Inc. .................................     8,172
    419     Foot Locker, Inc. ................................    11,165
    128     Newell Rubbermaid, Inc. ..........................     2,779
    304     Office Depot, Inc. B..............................     5,948
    226     Rinker Group Ltd. ................................     2,016
    196     Ross Stores, Inc. ................................     5,240
    204     Ruby Tuesday, Inc. ...............................     4,592
    118     TRW Automotive Holdings Corp. B...................     2,098
     65     TRW Automotive, Inc. BM...........................     1,158
    128     United Stationers, Inc. B.........................     5,395
     64     V.F. Corp. .......................................     3,644
                                                                --------
                                                                  59,554
                                                                --------
            CONSUMER STAPLES -- 2.9%
    130     Bunge Ltd. .......................................     7,401
     38     Ralcorp Holdings, Inc. B..........................     1,502
    115     Smithfield Foods, Inc. B..........................     3,465
                                                                --------
                                                                  12,368
                                                                --------
            ENERGY -- 4.0%
     44     EOG Resources, Inc. ..............................     2,111
     67     Newfield Exploration Co. B........................     4,773
     72     Noble Energy, Inc. H..............................     4,617
     71     UGI Corp. ........................................     3,546
     59     XTO Energy, Inc. .................................     1,773
                                                                --------
                                                                  16,820
                                                                --------
            FINANCE -- 21.8%
     65     Affiliated Managers Group, Inc. B.................     4,039
    152     AMBAC Financial Group, Inc. ......................    10,134
    370     Apollo Investment Corp. ..........................     5,873

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
    138     CB Richard Ellis Group, Inc. Class A B............  $  4,792
    225     CIT Group, Inc. ..................................     9,079
     38     City National Corp. ..............................     2,651
     49     Everest Re Group Ltd. ............................     4,052
     89     IndyMac Bancorp, Inc. ............................     3,440
     89     Platinum Underwriters Holdings Ltd. ..............     2,640
    122     Radian Group, Inc. ...............................     5,407
    240     Reinsurance Group of America......................    10,745
    122     RenaissanceRe Holdings Ltd. ADR...................     5,453
    175     Rent-A-Center, Inc. B.............................     4,205
    131     UnionBanCal Corp. ................................     8,052
    176     United Rentals, Inc. B............................     3,229
    269     UnumProvident Corp. H.............................     4,493
    102     Webster Financial Corp. ..........................     4,650
                                                                --------
                                                                  92,934
                                                                --------
            HEALTH CARE -- 6.9%
    166     Barr Pharmaceuticals, Inc. B......................     8,604
     13     Biovail Corp. B...................................       183
     79     Coventry Health Care, Inc. B......................     5,399
    360     Endo Pharmaceuticals HoldingsInc. B...............     7,148
     45     Health Net, Inc. B................................     1,538
     34     Henry Schein, Inc. B..............................     1,283
    146     Impax Laboratories, Inc. B........................     2,371
    153     Theravance, Inc. B................................     2,713
                                                                --------
                                                                  29,239
                                                                --------
            SERVICES -- 6.1%
    153     Bally Total Fitness Holding Corp. B...............       485
    396     BearingPoint, Inc. B..............................     2,452
    242     Dex Media, Inc. ..................................     5,291
    205     Donnelley (R.R.) & Sons Co. ......................     6,760
  1,213     UnitedGlobalCom, Inc. Class A B...................    10,853
                                                                --------
                                                                  25,841
                                                                --------
            TECHNOLOGY -- 16.5%
    324     Arrow Electronics, Inc. B.........................     7,874
     23     Bio-Rad Laboratories, Inc. Class A B..............     1,126
    447     Cinram International, Inc. .......................     9,293
    135     Citizens Communications Co. ......................     1,723
    637     Fairchild Semiconductor International, Inc. B.....     8,565
    112     Freescale Semiconductor, Inc. Class A B...........     2,097
    689     GrafTech International Ltd. B ....................     2,626
    329     Lam Research Corp. B..............................     8,449
     64     QLogic Corp. B....................................     2,123
    163     Scientific-Atlanta, Inc. .........................     4,969
    182     Seagate Technology B..............................     3,205
    125     Tektronix, Inc. ..................................     2,705
    174     Varian Semiconductor Equipment Associates, Inc.
              B...............................................     6,485
    486     Vishay Intertechnology, Inc. B....................     5,197
     63     Whirlpool Corp. ..................................     3,928
                                                                --------
                                                                  70,365
                                                                --------
            TRANSPORTATION -- 2.3%
     65     Continental Airlines, Inc. Class B BH.............       773
     59     ExpressJet Holdings, Inc. B.......................       525

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- 99.1% -- (CONTINUED)
            TRANSPORTATION -- (CONTINUED)
    194     Trinity Industries, Inc. H........................  $  4,518
     84     Yellow Roadway Corp. BH...........................     4,092
                                                                --------
                                                                   9,908
                                                                --------
            UTILITIES -- 4.2%
    110     Edison International..............................     4,008
    175     PPL Corp. ........................................     9,517
     25     Wisconsin Energy Corp. ...........................     4,397
                                                                --------
                                                                  17,922
                                                                --------
            Total common stock
              (cost $394,550).................................  $421,616
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 5.3%
            FINANCE -- 1.1 %
 $  786     CS First Boston Joint Repurchase Agreement,
              2.97%, 5-2-2005.................................  $    786
    133     Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.90%, 5-2-2005.................................       133
  1,327     Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.97%, 5-2-2005.................................     1,327
    908     J.P. Morgan Chase Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................       908
    306     UBS Securities, LLC Joint Repurchase Agreement,
              2.95%, 5-2-2005.................................       306
  1,367     UBS Securities, LLC Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................     1,367
                                                                --------
                                                                   4,827
                                                                --------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 4.2%
 17,820     BNY Institutional Cash Reserve Fund...............    17,820
                                                                --------
            Total short-term investments
              (cost $22,647)..................................  $ 22,647
                                                                --------
            Total investments in securities
              (cost $417,197)O................................  $444,263
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.41% of total net assets at April 30, 2005.

      The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2005, was $17,469, which represents 4.11% of total net assets.

  B  Currently non-income producing.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $417,777 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $ 54,994
   Unrealized depreciation........................   (28,508)
                                                    --------
   Net unrealized appreciation....................  $ 26,486
                                                    ========

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2005, was $1,158, which represents 0.27% of total net assets.

 H   Security is fully or partially on loan at April 30, 2005.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MONEY MARKET FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                MATURITY     MARKET
 AMOUNT                                                         YIELD      DATE      VALUE U
---------                                                       -----   ----------   --------
            CONSUMER CYCLICAL -- 2.7%
 $7,000     Caterpillar Financial Services Corp. X............  2.86%   06/01/2005   $  7,001
                                                                                     --------
            CONSUMER STAPLES -- 4.2%
  5,500     Cargill, Inc. ....................................  2.90%   07/18/2005      5,466
  5,500     Sara Lee Corp. ...................................  2.93%   05/09/2005      5,496
                                                                                     --------
            Total consumer staples............................                         10,962
                                                                                     --------
            FINANCE -- 91.4%
  3,500     Alliance & Leicester..............................  2.85%   07/06/2005      3,482
  3,500     Alliance & Leicester..............................  3.18%   09/08/2005      3,461
  3,500     American General Finance Corp. ...................  2.95%   05/25/2005      3,493
  3,500     American General Finance Corp. ...................  3.03%   06/06/2005      3,490
  7,000     American Honda Finance Corp. MX...................  2.77%   08/04/2005      7,000
  3,500     Amsterdam Funding Corp. ..........................  2.94%   05/17/2005      3,496
  3,500     Anz Delaware, Inc. ...............................  2.83%   05/18/2005      3,495
  3,500     Anz Delaware, Inc. ...............................  3.16%   07/21/2005      3,476
  7,000     Bank of America Corp. X...........................  2.90%   08/26/2005      7,007
  7,000     Bank One Corp. ...................................  3.19%   08/01/2005      7,077
  3,500     Barton Capital Corp. .............................  2.86%   05/06/2005      3,500
  7,200     Bear Stearns Companies, Inc. X....................  2.98%   06/20/2005      7,202
  1,500     Bear Stearns Companies, Inc.......................  3.18%   07/15/2005      1,509
  3,500     Britannia Building Society........................  2.95%   06/07/2005      3,490
  3,100     Britannia Building Society........................  2.92%   05/11/2005      3,098
  3,500     Cafco LLC.........................................  3.04%   06/14/2005      3,487
  3,500     Cafco LLC.........................................  3.02%   06/13/2005      3,487
  7,000     Citigroup Global Markets Holdings, Inc. X.........  3.12%   07/25/2005      7,002
  4,400     FHLB..............................................  1.57%   05/04/2005      4,400
  7,000     General Electric Co. X............................  3.13%   10/24/2005      7,003
  7,000     Goldman Sachs Group, Inc. MX......................  3.17%   07/29/2005      7,000
  3,500     Greenwich Capital Holdings, Inc. X................  2.86%   10/17/2005      3,500
  3,500     Greenwich Capital Holdings, Inc. .................  2.87%   05/24/2005      3,494
  3,500     HBOS Treasury Services plc........................  2.94%   06/10/2005      3,489
  3,500     HBOS Treasury Services plc........................  3.17%   08/01/2005      3,472
  4,865     Household Finance Corp. ..........................  2.89%   05/09/2005      4,870
  3,500     HSBC Finance Corp. ...............................  3.06%   06/28/2005      3,483
  6,000     KFW International Finance, Inc. M.................  2.54%   05/04/2005      5,999
  3,500     Lehman Brothers, Inc. X...........................  2.96%   05/16/2005      3,500
  3,400     Merrill Lynch & Co., Inc. X.......................  2.98%   09/21/2005      3,404
  3,000     Merrill Lynch & Co., Inc. X.......................  3.10%   07/11/2005      3,001
  7,000     Morgan Stanley Dean Witter, Inc. .................  2.79%   06/15/2005      7,043

PRINCIPAL                                                                MATURITY     MARKET
 AMOUNT                                                         YIELD      DATE      VALUE U
---------                                                       -----   ----------   --------
            FINANCE -- (CONTINUED)
 $7,000     Nationwide Building Society, Inc. MX..............  3.13%   07/22/2005   $  7,001
  3,500     Nordea North America, Inc. .......................  3.13%   08/09/2005      3,470
  3,500     Nordea North American, Inc. ......................  2.83%   05/16/2005      3,496
  3,500     Northern Rock plc. ...............................  2.87%   05/23/2005      3,494
  3,500     Old Line Funding LLC..............................  2.99%   05/24/2005      3,493
  3,500     Old Line Funding LLC..............................  2.96%   05/23/2005      3,494
  3,500     Preferred Receivables Funding Corp. ..............  2.98%   05/19/2005      3,495
  3,500     Preferred Receivables Funding Corp. M.............  2.99%   05/02/2005      3,500
  3,500     Sheffield Receivables Corp. ......................  2.93%   05/12/2005      3,497
  3,500     Sheffield Receivables Corp. ......................  2.83%   05/02/2005      3,499
  7,000     SLM Corp. X.......................................  2.95%   08/15/2005      7,002
  3,500     Spintab AB........................................  3.21%   08/11/2005      3,469
  3,500     Stadshypotek Delaware, Inc. ......................  3.06%   06/29/2005      3,483
  3,500     Stadshypotek Delaware, Inc. ......................  3.03%   06/20/2005      3,485
  2,232     State Street Corp. ...............................  2.98%   05/02/2005      2,232
  3,500     Toyota Motor Credit Corp. ........................  3.17%   09/01/2005      3,463
  5,500     Toyota Motor Credit Corp. X.......................  2.98%   06/22/2005      5,500
  7,000     Triple A One Funding Corp. .......................  2.88%   05/16/2005      6,992
  7,000     Wachovia Corp. ...................................  3.35%   08/18/2005      7,087
  3,500     Washington Mutual Bank FA.........................  3.00%   06/30/2005      3,500
  7,000     Wells Fargo & Co. X...............................  2.96%   06/17/2005      7,000
  3,500     Yorktown Capital LLC..............................  2.98%   05/20/2005      3,495
                                                                                     --------
            Total finance.....................................                       $237,057
                                                                                     --------
            TECHNOLOGY -- 1.3%
  3,500     Oracle Corp. .....................................  3.07%   06/07/2005   $  3,489
                                                                                     --------
            Total investments in securities
              (cost $258,509) O...............................                       $258,509
                                                                                     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.70% of total net assets at April 30, 2005.

    O  Also represents cost for federal tax purposes.

    U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

    M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other
       "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2005, was $30,500, which represents
       11.76% of total net assets.

    X Variable rate securities; the yield reported is the rate in effect at April 30, 2005.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SELECT MIDCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
  COMMON STOCK -- 94.5%
            BASIC MATERIALS -- 4.3%
     2      Airgas, Inc. .....................................  $    52
     1      Alliant Techsystems, Inc. B.......................       75
    @@      Alpha Natural Resources, Inc. B...................        5
     2      Cameco Corp. .....................................       88
     1      Carlisle Companies, Inc. .........................       38
     1      Fortune Brands, Inc. .............................       63
     1      Jarden Corp. B....................................       51
     2      MSC Industrial Direct Co., Inc. ..................       67
     1      Precision Castparts Corp. ........................       57
     1      Select Comfort Corp. B............................       32
                                                                -------
                                                                    528
                                                                -------
            CAPITAL GOODS -- 3.3%
     1      American Standard Companies, Inc. ................       30
     1      Baker Hughes, Inc. ...............................       60
     2      Donaldson Co., Inc. ..............................       64
     1      Graco, Inc. ......................................       41
     2      National Oilwell Varco, Inc. B....................       61
     1      Pitney Bowes, Inc. ...............................       58
     3      Tessera Technologies, Inc. B......................       67
     1      York International Corp. .........................       25
                                                                -------
                                                                    406
                                                                -------
            CONSUMER CYCLICAL -- 10.1%
     1      Abercrombie & Fitch Co. Class A...................       59
     3      American Tower Corp. Class A B....................       54
     5      Bed Bath & Beyond, Inc. B.........................      185
     2      CarMax, Inc. B....................................       44
     3      CDW Corp. ........................................      140
     3      Chico's FAS, Inc. B...............................       75
     2      Coach, Inc. B.....................................       52
     2      Grainger (W.W.), Inc. ............................       83
     2      Liz Claiborne, Inc. ..............................       64
     1      Outback Steakhouse, Inc. B........................       53
     1      P. F. Chang's China Bistro, Inc. B................       67
     5      PETCO Animal Supplies, Inc. B.....................      152
     1      Polo Ralph Lauren Corp. ..........................       22
     2      Tiffany & Co. ....................................       70
     1      Urban Outfitters, Inc. B..........................       31
     3      Williams-Sonoma, Inc. B...........................       84
                                                                -------
                                                                  1,235
                                                                -------
            CONSUMER STAPLES -- 0.6%
     2      Estee Lauder Companies, Inc. Class A..............       69
                                                                -------
            ENERGY -- 3.0%
     1      BJ Services Co. ..................................       28
     1      Chesapeake Energy Corp. ..........................       27
     1      ENSCO International, Inc. ........................       37
    @@      Newfield Exploration Co. B........................       22
     1      Smith International, Inc. ........................       79
     2      Weatherford International Ltd. B..................       82
     3      XTO Energy, Inc. .................................       95
                                                                -------
                                                                    370
                                                                -------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            FINANCE -- 9.5%
     1      AMBAC Financial Group, Inc. ......................  $    55
     3      American Capital Strategies Ltd. .................       96
     7      Ameritrade Holding Corp. B........................       78
     4      CapitalSource, Inc. B.............................       89
     3      Commerce Bancorp, Inc. ...........................       71
     6      E*Trade Financial Corp. B.........................       67
     2      Eaton Vance Corp. ................................       53
     2      First Marblehead Corp. B..........................       74
     3      Host Marriott Corp. ..............................       47
     2      Investors Financial Services Corp. ...............       72
     2      iShares Russell Midcap Growth.....................      139
     1      Legg Mason, Inc. .................................       37
    @@      M&T Bank Corp. ...................................       51
     2      Nuveen Investments Class A........................       52
     1      St. Joe Co. (The).................................       40
     1      Wellpoint, Inc. B.................................       74
     2      Willis Group Holdings Ltd. .......................       60
                                                                -------
                                                                  1,155
                                                                -------
            HEALTH CARE -- 16.2%
     1      Affymetrix, Inc. B................................       61
     1      Allergan, Inc. ...................................       37
     2      Amylin Pharmaceuticals, Inc. B....................       40
     2      Andrx Corp. B.....................................       39
     1      Bard (C.R.), Inc. ................................       56
     3      Biomet, Inc. .....................................      134
     5      Caremark Rx, Inc. B...............................      210
     1      Celgene Corp. B...................................       45
     3      Charles River Laboratories International, Inc. B..      156
     2      Community Health Care.............................       64
     2      Covance, Inc. B...................................       82
     2      Eyetech Pharmaceuticals, Inc. B...................       38
     2      Genzyme Corp. B...................................      120
     2      Henry Schein, Inc. B..............................       81
     5      Impax Laboratories, Inc. B........................       86
     1      Invitrogen Corp. B................................       88
     2      Kinetic Concepts, Inc. B..........................       92
     2      Laboratory Corp. of America Holdings B............       85
     2      MGI Pharma, Inc. B................................       39
     3      Omnicare, Inc. ...................................       91
     1      OSI Pharmaceuticals, Inc. B.......................       45
    @@      Quest Diagnostics, Inc. ..........................       44
     1      Sepracor, Inc. B..................................       42
     2      St. Jude Medical, Inc. B..........................       63
     3      Varian Medical Systems, Inc. .....................      102
     1      Wellchoice, Inc. .................................       40
                                                                -------
                                                                  1,980
                                                                -------
            SERVICES -- 18.6%
     2      Affiliated Computer Services, Inc. Class A B......       75
     1      Alliance Data Systems Corp. B.....................       33
     1      Applebee's International, Inc. ...................       24
     3      ARAMARK Corp. Class B.............................       75
     1      Autodesk, Inc. ...................................       29
     1      Avid Technology, Inc. B...........................       32
     1      C.H. Robinson Worldwide, Inc. ....................       40
     1      Cablevision Systems Corp. Class A B...............       39

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SELECT MIDCAP GROWTH FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
COMMON STOCK -- (CONTINUED)
            SERVICES -- (CONTINUED)
     1      CheckFree Corp. B.................................  $    37
     3      Citadel Broadcasting Corp. B......................       40
     1      Cognizant Technology Solutions Corp. B............       47
     1      Corporate Executive Board Co. ....................       67
     1      Dun & Bradstreet Corp. B..........................       67
     8      Entravision Communications Corp. Class A B........       62
     4      Fiserv, Inc. B....................................      161
     3      GTECH Holdings Corp. .............................       79
     1      H & R Block, Inc. ................................       70
     2      Harrah's Entertainment, Inc. .....................      116
     5      Hilton Hotels Corp. ..............................      108
     3      Iron Mountain, Inc. B.............................       75
     1      ITT Educational Services, Inc. B..................       45
    11      La Quinta Corp. B.................................       94
     5      Lamar Advertising Co. B...........................      182
     2      Liberty Media International, Inc. Class A B.......       77
     1      Marriott International, Inc. Class A..............       41
     3      MoneyGram International, Inc. ....................       56
     1      Moody's Corp. ....................................       43
     2      Robert Half International, Inc. ..................       61
     2      Scripps (E.W.) Co. Class A........................       89
     1      Station Casinos, Inc. ............................       72
     2      Stericycle, Inc. B................................       85
     3      Synopsys, Inc. B..................................       56
     2      Univision Communications, Inc. Class A B..........       53
     1      Wynn Resorts Ltd. B...............................       39
                                                                -------
                                                                  2,269
                                                                -------
            TECHNOLOGY -- 26.3%
     1      Adobe Systems, Inc. ..............................       48
     3      ADTRAN, Inc. .....................................       59
     7      Akamai Technologies, Inc. B.......................       81
     1      Altera Corp. B....................................       21
     4      Amphenol Corp. Class A............................      140
     1      Apple Computer, Inc. B............................       43
     2      Ask Jeeves, Inc. B................................       56
     2      ATI Technologies, Inc. ADR B......................       35
     3      Avocent Corp. B...................................       65
     2      Beckman Coulter, Inc. ............................      158
     1      ChoicePoint, Inc. B...............................       40
     1      Citrix Systems, Inc. B............................       24
     6      CNET Networks, Inc. B.............................       63
     2      Cognos, Inc. B....................................       77
     2      Comverse Technology, Inc. B.......................       48
     4      Crown Castle International Corp. B................       64
     2      DaVita, Inc. B....................................       80
     1      Dolby Laboratories, Inc. Class A B................       30
     1      EchoStar Communications Corp. Class A.............       36
     1      Fisher Scientific International, Inc. B...........       78

                                                                MARKET
 SHARES                                                         VALUE U
---------                                                       -------
            TECHNOLOGY -- (CONTINUED)
     2      FLIR Systems, Inc. B..............................  $    65
     2      Global Payments, Inc. ............................      102
     1      Harman International Industries, Inc. ............       71
     1      International Rectifier Corp. B...................       61
     2      Intuit, Inc. B....................................       66
     5      Jabil Circuit, Inc. B.............................      143
     6      Juniper Networks, Inc. B..........................      141
     4      KLA-Tencor Corp. B................................      138
     1      L-3 Communications Holdings, Inc. ................       71
     1      Lam Research Corp. B..............................       31
     1      Lexmark International, Inc. ADR B.................       86
     4      Linear Technology Corp. ..........................      132
    @@      Macromedia, Inc. B................................       19
     2      Marvell Technology Group Ltd. B...................       81
     2      MEMC Electronic Materials, Inc. B.................       18
     1      Mercury Interactive Corp. B.......................       53
     5      Microchip Technology, Inc. .......................      140
     1      Millipore Corp. B.................................       40
     2      National Semiconductor Corp. .....................       38
     1      NAVTEQ Corp. B....................................       23
     1      Network Appliance, Inc. B.........................       17
     6      Nextel Partners, Inc. Class A B...................      142
     2      QLogic Corp. B....................................       66
     3      Salesforce.com, Inc. B............................       48
     2      SanDisk Corp. B...................................       41
     3      Siebel Systems, Inc. B............................       29
     1      VeriSign, Inc. B..................................       34
     1      VERITAS Software Corp. B..........................       18
     1      Zebra Technologies Corp. Class A B................       43
                                                                -------
                                                                  3,203
                                                                -------
            TRANSPORTATION -- 2.6%
     2      Gentex Corp. .....................................       79
     7      Southwest Airlines Co. ...........................      108
     1      UTI Worldwide, Inc. ..............................       65
     3      Werner Enterprises, Inc. .........................       63
                                                                -------
                                                                    315
                                                                -------
            Total common stock
              (cost $12,071)..................................  $11,530
                                                                -------
            SHORT-TERM INVESTMENTS -- 4.6%
            FINANCE -- 4.6%
   569      State Street Bank Money Market Variable Rate
              TimeDeposit, Current rate -- 1.88%X.............  $   569
                                                                -------
            Total short-term investments
              (cost $569).....................................  $   569
                                                                -------
            Total investments in securities
              (cost $12,640) O................................  $12,099
                                                                =======

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.33% of total net assets at April 30, 2005.

    B  Currently non-income producing.

    O At April 30, 2005, the cost of securities for federal income tax purposes is $12,640 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation...........................  $ 199
   Unrealized depreciation...........................   (740)
                                                       -----
   Net unrealized depreciation.......................  $(541)
                                                       =====

    U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

    K Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2005.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or dollars rounds to zero.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SHORT DURATION FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
 ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 41.6%
            FINANCE -- 41.6%
$  1,500    Aegis Asset Backed Securities Trust,
              3.50%, 3-25-2035 X .............................  $  1,502
     500    American Express Credit Account Master Trust,
              1.90%, 1-15-2009................................       489
     720    American Express Credit Account Master Trust,
              3.45%, 2-15-2012 (n)X ..........................       721
     500    AmeriCredit Automobile Receivables Trust,
              3.61%, 5-6-2011.................................       493
     600    AmeriCredit Automobile Receivables Trust,
              5.04%, 5-6-2011.................................       603
     400    AmeriCredit Automobile Receivables Trust,
              5.07%, 7-6-2010.................................       402
     204    AQ Finance CEB Trust,
              8.02%, 8-25-2033 (n)X ..........................       202
     652    Argent NIM Trust,
              4.21%, 11-25-2034 (n) ..........................       651
      79    Asset Backed Funding Corp. NIM Trust,
              4.55%, 12-26-2033 (n) ..........................        79
   2,229    Banc of America Commercial Mortgage, Inc.,
              3.46%, 7-10-2042................................     2,204
  33,499    Banc of America Commercial Mortgage, Inc.,
              4.08%, 12-10-2042 W ............................       907
 144,833    Banc of America Large Loan,
              3.89%, 12-15-2016 (n)W .........................     1,827
     320    Bank One Issuance Trust,
              4.54%, 9-15-2010................................       321
     978    Bayview Commercial Asset Trust,
              4.02%, 1-25-2035 (n)X ..........................       988
  26,206    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.12%, 11-11-2041 W ............................       933
  64,845    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.64%, 2-11-2041 W .............................       993
   1,000    BMW Vehicle Owner Trust,
              3.52%, 10-25-2010...............................       988
     750    Capital Auto Receivables Asset Trust,
              2.84%, 9-15-2010................................       729
   2,000    Capital Auto Receivables Asset Trust,
              3.12%, 3-15-2007................................     1,987
     400    Capital One Master Trust,
              7.90%, 10-15-2010 (n) ..........................       431
     143    Chase Commercial Mortgage Securities Corp.,
              6.90%, 11-19-2028...............................       146
     283    Chase Funding Mortgage Loan Asset-Backed,
              2.34%, 4-25-2024................................       281
     555    Chase Manhattan Auto Owner Trust,
              2.78%, 6-15-2010................................       547
     500    Citibank Credit Card Issuance Trust,
              3.76%, 2-9-2009 X ..............................       506
   1,180    Citibank Credit Card Issuance Trust,
              7.45%, 9-15-2007................................     1,198
  19,641    Citigroup Commercial Mortgage Trust,
              4.10%, 10-15-2041 (n)W .........................       933
     510    CNH Equipment Trust,
              3.35%, 2-15-2011................................       504

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
$  3,924    Commercial Mortgage Pass-Through Certificates,
              3.59%, 3-10-2039 (n)W ..........................  $    157
  23,647    CS First Boston Mortgage Securities Corp.,
              4.15%, 11-15-2037 (n)W .........................       935
  14,906    CS First Boston Mortgage Securities Corp.,
              4.17%, 7-15-2036 (n)W ..........................       438
     200    CS First Boston Mortgage Securities Corp.,
              4.37%, 11-18-2012 (n)X .........................       202
   1,500    Daimler Chrysler Auto Trust,
              2.85%, 8-8-2010.................................     1,440
   2,000    Discover Card Master Trust I,
              5.75%, 12-15-2008...............................     2,044
     155    DLJ Mortgage Acceptance Corp.,
              7.50%, 12-17-2027 (n) ..........................       155
     300    Equity One ABS, Inc.,
              5.52%, 7-25-2034................................       303
   1,170    Ford Credit Auto Owner Trust,
              4.19%, 7-15-2009................................     1,165
     400    Ford Credit Auto Owner Trust,
              4.29%, 11-15-2007...............................       402
     175    Ford Credit Auto Owner Trust,
              4.81%, 3-15-2007................................       176
  10,248    GE Capital Commercial Mortgage Corp.,
              3.76%, 3-10-2040 (n)W ..........................       285
     445    GE Commercial Equipment Financing LLC,
              3.65%, 5-22-2014 (n) ...........................       441
     803    GMAC Commercial Mortgage Securities, Inc.,
              3.12%, 3-10-2038................................       785
  22,200    Goldman Sachs Mortgage Securities Corp. II,
              4.38%, 8-10-2038 W .............................       350
     500    Granite Mortgages plc,
              4.60%, 1-20-2043 X .............................       508
     834    Green Tree Financial Corp.,
              6.27%, 6-1-2030.................................       847
      29    Green Tree Financial Corp.,
              7.30%, 1-15-2026................................        30
   1,055    Harley Davidson Motorcycle Trust,
              2.96%, 2-15-2012................................     1,042
     611    Home Equity Asset Trust,
              5.25%, 4-27-2034 (n) ...........................       611
     750    Hyundai Auto Receivables Trust,
              4.10%, 8-15-2011................................       743
     297    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              2.92%, 1-12-2038................................       292
  39,041    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.07%, 1-15-2042 W .............................       867
  16,841    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.65%, 10-15-2037 (n)W .........................       468
  41,624    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.82%, 8-12-2037 W .............................       251
   6,510    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              5.50%, 1-15-2038 (n)W ..........................       283
   1,844    LB-UBS Commercial Mortgage Trust
              3.625%, 10-15-2029..............................     1,819

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- (CONTINUED)
            FINANCE -- (CONTINUED)
$     63    LB-UBS Commercial Mortgage Trust,
              3.17%, 12-15-2026...............................  $     62
     357    LB-UBS Commercial Mortgage Trust,
              3.34%, 9-15-2027................................       349
   2,762    LB-UBS Commercial Mortgage Trust,
              3.69%, 12-15-2036 (n)W .........................       131
     837    Long Beach Asset Holdings Corp.,
              4.12%, 2-25-2035 (n) ...........................       837
   1,000    MBNA Credit Card Master Note Trust,
              4.95%, 6-15-2009................................     1,019
     854    MBNA Credit Card Master Note Trust,
              6.55%, 12-15-2008...............................       880
   1,348    Merrill Lynch Mortgage Trust,
              3.46%, 8-12-2039................................     1,327
  20,853    Merrill Lynch Mortgage Trust,
              3.81%, 8-12-2039 (n)W ..........................       883
  21,194    Merrill Lynch Mortgage Trust,
              3.96%, 9-12-2041 (n)W ..........................       909
  30,548    Merrill Lynch Mortgage Trust,
              4.67%, 9-12-2042 W .............................       498
     294    Morgan Stanley Capital I,
              2.80%, 12-15-2041...............................       288
     500    Morgan Stanley Capital I,
              3.96%, 6-15-2040................................       495
   1,759    Morgan Stanley Capital I,
              4.03%, 6-15-2038................................     1,746
      43    Morgan Stanley Dean Witter Capital I,
              4.59%, 4-15-2034................................        44
     362    Morgan Stanley Dean Witter Capital I,
              5.38%, 1-15-2039................................       374
      67    Nationslink Funding Corp.,
              6.00%, 8-20-2030................................        68
     312    Navistar Financial Corp. Owner Trust,
              3.08%, 11-15-2009...............................       306
     693    Novastar Nim Trust,
              3.97%, 3-25-2035 (n) ...........................       692
     750    Providian Gateway Master Trust,
              3.95%, 9-15-2011 (n) ...........................       743
   1,000    Providian Gateway Master Trust,
              4.05%, 11-15-2011 M  ...........................       993
      30    Residential Asset Mortgage Products, Inc.,
              3.05%, 3-25-2025................................        30
   1,000    Residential Asset Mortgage Products, Inc.,
              3.68%, 8-25-2026................................       993
      31    Residential Asset Mortgage Products, Inc.,
              6.14%, 6-25-2032................................        30
     136    Residential Asset Securities Corp.,
              7.51%, 10-25-2030...............................       138
     214    Saxon Asset Securities Trust,
              2.92%, 6-25-2033................................       214
     111    Soundview Home Equity Loan Trust, Inc.,
              8.64%, 5-25-2030................................       113
   1,000    Structured Asset Investment Loan Trust,
              4.77%, 11-25-2033 X ............................     1,008
   1,000    USAA Auto Owner Trust,
              2.04%, 2-16-2010................................       980
     487    Wachovia Bank Commercial Mortgage Trust,
              3.48%, 8-15-2041................................       479

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
$  6,690    Wachovia Bank Commercial Mortgage Trust,
              3.65%, 2-15-2041 (n)W ..........................  $    272
      71    Wachovia Bank Commercial Mortgage Trust,
              4.54%, 4-15-2034................................        71
     562    WFS Financial Owner Trust,
              2.48%, 12-20-2010...............................       557
     369    WFS Financial Owner Trust,
              2.73%, 5-20-2011................................       365
     154    WFS Financial Owner Trust,
              3.05%, 12-20-2010...............................       152
     308    Whole Auto Loan Trust,
              2.24%, 3-15-2010................................       303
      31    Whole Auto Loan Trust,
              3.13%, 3-15-2010................................        31
   1,000    Whole Auto Loan Trust,
              3.37%, 3-15-2011................................       993
     400    World Financial Network Credit Card Master, 5.91%,
              8-15-2011 X ....................................       421
     468    World Omni Auto Receivables Trust, 3.62%,
              7-12-2011.......................................       465
                                                                --------
            Total asset backed and commercial
              mortgage securities
              (cost $59,337)..................................  $ 58,863
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 36.4%
            BASIC MATERIALS -- 2.5%
     300    BOC Group, Inc.,
              7.45%, 6-15-2006 M  ............................       311
     250    Carlisle Companies, Inc.,
              6.70%, 5-15-2008................................       264
     200    Dow Chemical Co.,
              7.00%, 8-15-2005................................       202
     125    ICI North America,
              8.875%, 11-15-2006..............................       133
     160    International Flavors & Fragrances, Inc., 6.45%,
              5-15-2006.......................................       164
     200    International Paper Co.,
              3.80%, 4-1-2008.................................       196
     120    Lafarge North America, Inc.,
              6.375%, 7-15-2005...............................       121
     100    Pactiv Corp.,
              8.00%, 4-15-2007................................       106
     380    Placer Dome, Inc.,
              7.125%, 6-15-2007...............................       401
     370    Potash Corp. of Saskatchewan, Inc.,
              7.125%, 6-15-2007...............................       390
     300    Westvaco Corp.,
              8.40%, 6-1-2007.................................       323
     830    Worthington Industries, Inc.,
              7.125%, 5-15-2006...............................       855
                                                                --------
                                                                   3,466
                                                                --------
            CAPITAL GOODS -- 2.5%
     782    General Dynamics Corp.,
              2.125%, 5-15-2006...............................       770
     450    Ingersoll-Rand Co. Ltd.,
              6.25%, 5-15-2006................................       460
     750    McDonnell Douglas Corp.,
              6.875%, 11-1-2006...............................       779

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SHORT DURATION FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            CAPITAL GOODS -- (CONTINUED)
$    100    Rockwell International Corp.,
              6.625%, 6-1-2005................................  $    100
     300    Textron, Inc.,
              6.625%, 11-15-2007..............................       315
     600    Tyco International Group S.A.,
              6.375%, 2-15-2006...............................       611
     450    United Technologies Corp.,
              7.00%, 9-15-2006................................       468
                                                                --------
                                                                   3,503
                                                                --------
            CONSUMER CYCLICAL -- 4.1%
     250    American Stores Co.,
              7.40%, 5-15-2005................................       250
     500    Centex Corp.,
              4.75%, 1-15-2008................................       501
     700    Darden Restaurants, Inc.,
              5.75%, 3-15-2007................................       721
     500    Jones Apparel Group, Inc.,
              7.875%, 6-15-2006...............................       516
     250    Kroger Co.,
              7.625%, 9-15-2006...............................       261
     460    Kroger Co.,
              7.80%, 8-15-2007................................       492
     150    Kroger Co.,
              8.15%, 7-15-2006................................       157
     470    Masco Corp.,
              6.75%, 3-15-2006................................       481
     200    May Department Stores Co.,
              6.875%, 11-1-2005...............................       203
     385    Mohawk Industries, Inc.,
              6.50%, 4-15-2007................................       402
     150    Newell Rubbermaid, Inc.,
              6.00%, 3-15-2007................................       155
     250    Nine West Group, Inc.,
              8.375%, 8-15-2005...............................       253
     300    PHH Corp.,
              6.00%, 3-1-2008.................................       310
     320    Pulte Homes, Inc.,
              7.30%, 10-24-2005...............................       325
     700    Rubbermaid, Inc.,
              6.60%, 11-15-2006...............................       725
                                                                --------
                                                                   5,752
                                                                --------
            CONSUMER STAPLES -- 1.5%
     300    Cadbury Schweppes Finance plc,
              5.00%, 6-26-2007................................       305
     675    Cargill, Inc.,
              6.25%, 5-1-2006 (n) ............................       690
      90    ConAgra Foods, Inc.,
              9.875%, 11-15-2005..............................        93
     400    General Mills, Inc.,
              2.625%, 10-24-2006..............................       392
     240    General Mills, Inc.,
              6.45%, 10-15-2006...............................       248
     350    Kellogg Co.,
              6.00%, 4-1-2006.................................       357
                                                                --------
                                                                   2,085
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            ENERGY -- 1.4%
$    265    Anadarko Petroleum Corp.,
              7.00%, 10-15-2006...............................  $    276
     600    Consolidated Natural Gas Co., 5.375%, 11-1-2006...       611
     350    Louis Dreyfus Natural Gas Corp.,
              6.875%, 12-1-2007...............................       371
     150    Ocean Energy, Inc.,
              7.625%, 7-1-2005................................       151
     300    Union Oil Co. of California,
              9.125%, 2-15-2006...............................       312
     300    Union Pacific Resources Group, Inc.,
              6.50%, 5-15-2005................................       300
                                                                --------
                                                                   2,021
                                                                --------
            FINANCE -- 12.6%
     750    Ace Ina Holdings, Inc.,
              8.30%, 8-15-2006................................       786
     451    Aetna, Inc.,
              7.375%, 3-1-2006................................       463
     354    American General Finance Corp.,
              5.875%, 7-14-2006...............................       362
     500    American General Finance Corp.,
              5.91%, 6-12-2006................................       510
     400    American Honda Finance Corp.,
              2.875%, 4-3-2006 (n) ...........................       396
   1,000    Amvescap plc,
              5.90%, 1-15-2007................................     1,030
     400    Avalon Properties, Inc.,
              6.875%, 12-15-2007..............................       423
     100    Banca Commerciale Italiana,
              8.25%, 7-15-2007................................       108
     150    Banesto Finance Ltd.,
              7.50%, 3-25-2007................................       159
     389    Bankers Trust Corp.,
              7.125%, 3-15-2006...............................       399
     500    Capital One Financial Corp.,
              8.75%, 2-1-2007.................................       536
      50    CIGNA Corp.,
              8.25%, 1-1-2007.................................        53
   1,000    Countrywide Home Loans, Inc.,
              5.50%, 8-1-2006.................................     1,018
     220    Credit Suisse First Boston NY,
              6.50%, 5-1-2008 (n) ............................       233
   1,000    Credit Suisse First Boston USA, Inc.,
              5.875%, 8-1-2006................................     1,024
     300    Equifax, Inc.,
              4.95%, 11-1-2007................................       306
     200    Equitable Life Assurance Society,
              6.95%, 12-1-2005 (n) ...........................       204
     500    ERAC USA Finance Co.,
              6.95%, 1-15-2006 (n) ...........................       509
     200    Evans Withycombe Residential, Inc.,
              7.625%, 4-15-2007...............................       211
     500    Ford Motor Credit Co.,
              6.875%, 2-1-2006................................       506
     500    General Motors Acceptance Corp.,
              4.50%, 7-15-2006................................       489
     150    General Motors Acceptance Corp.,
              6.125%, 2-1-2007................................       147

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
$    650    Household Finance Corp.,
              5.75%, 1-30-2007................................  $    668
     450    Household Finance Corp.,
              7.65%, 5-15-2007................................       478
     100    International Lease Finance Corp.,
              5.95%, 6-6-2005.................................       100
     400    J.P. Morgan Chase & Co.,
              5.625%, 8-15-2006...............................       408
     450    J.P. Morgan Chase & Co.,
              7.25%, 6-1-2007.................................       477
     700    Key Bank N.A., Inc.,
              7.125%, 8-15-2006...............................       727
     250    Key Bank NA,
              5.00%, 7-17-2007................................       255
     120    Lincoln National Corp.,
              5.25%, 6-15-2007................................       123
     393    MBNA America Bank N.A.,
              6.50%, 6-20-2006................................       404
     148    MBNA America Bank N.A.,
              6.75%, 3-15-2008 (n) ...........................       157
     150    Merrill Lynch & Co., Inc.,
              8.00%, 6-1-2007.................................       162
     300    Merry Land & Investment Co., Inc.,
              7.25%, 6-15-2005................................       301
   1,000    Morgan Stanley Dean Witter, Inc.,
              6.10%, 4-15-2006................................     1,020
     605    PNC Funding Corp.,
              5.75%, 8-1-2006.................................       618
   1,000    Prudential Insurance Co. of America,
              6.375%, 7-23-2006 (n) ..........................     1,031
     350    Simon Property Group L.P.,
              7.125%, 9-20-2007...............................       370
     600    Wellpoint Health Networks, Inc.,
              6.375%, 6-15-2006...............................       615
                                                                --------
                                                                  17,786
                                                                --------
            HEALTH CARE -- 0.2%
     300    Quest Diagnostics, Inc.,
              6.75%, 7-12-2006................................       309
                                                                --------
            SERVICES -- 3.9%
     500    Aramark Services, Inc.,
              7.00%, 7-15-2006................................       515
     370    ARAMARK Services, Inc.,
              8.15%, 5-1-2005.................................       370
     550    Belo Corp.,
              7.125%, 6-1-2007................................       575
     389    Comcast Cable Communications, Inc.,
              6.375%, 1-30-2006...............................       396
     300    Fiserv, Inc.,
              3.00%, 6-27-2008................................       287
     450    Harrah's Operating Co., Inc.,
              7.125%, 6-1-2007................................       472
     355    Hyatt Equities LLC,
              6.875%, 6-15-2007 (n) ..........................       367
     250    Marriott International, Inc.,
              6.875%, 11-15-2005..............................       254
     200    Marriott International, Inc.,
              7.00%, 1-15-2008................................       213

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            SERVICES -- (CONTINUED)
$    300    News America, Inc.,
              6.625%, 1-9-2008................................  $    316
     200    Scholastic Corp.,
              5.75%, 1-15-2007................................       204
     200    TCI Communications, Inc.,
              6.875%, 2-15-2006...............................       207
     395    USA Networks, Inc.,
              6.75%, 11-15-2005...............................       400
     500    Walt Disney Co.,
              6.75%, 3-30-2006................................       513
     435    WMX Technologies, Inc.,
              7.00%, 10-15-2006...............................       452
                                                                --------
                                                                   5,541
                                                                --------
            TECHNOLOGY -- 3.9%
     500    AT&T Wireless Services, Inc.,
              7.50%, 5-1-2007.................................       531
     550    British Telecommunications plc,
              7.875%, 12-15-2005..............................       564
     450    Cingular Wireless LLC,
              5.625%, 12-15-2006..............................       459
     290    Cox Communications, Inc.,
              7.75%, 8-15-2006................................       302
     800    France Telecom S.A.,
              7.45%, 3-1-2006.................................       823
     825    Hewlett-Packard Co.,
              5.75%, 12-15-2006...............................       847
     300    Koninklijke Philips Electronics N.V.,
              8.375%, 9-15-2006...............................       317
     250    Puget Sound Energy, Inc.,
              3.36%, 6-1-2008.................................       241
     775    Time Warner Companies, Inc.,
              8.11%, 8-15-2006................................       812
     600    Verizon Wireless Capital LLC,
              5.375%, 12-15-2006..............................       612
                                                                --------
                                                                   5,508
                                                                --------
            TRANSPORTATION -- 1.7%
     325    CSX Corp.,
              9.00%, 8-15-2006................................       344
   1,030    Norfolk Southern Corp.,
              7.40%, 9-15-2006................................     1,077
     350    TTX Co.,
              3.875%, 3-1-2008 (n) ...........................       343
     440    Union Pacific Corp.,
              6.70%, 12-1-2006................................       457
     200    Union Pacific Corp.,
              7.60%, 5-1-2005.................................       200
                                                                --------
                                                                   2,421
                                                                --------
            UTILITIES -- 2.1%
     340    Appalachian Power Co.,
              4.80%, 6-15-2005................................       341
     145    Appalachian Power Co.,
              6.80%, 3-1-2006.................................       148
      35    Consumers Energy Co.,
              6.25%, 9-15-2006................................        36
     250    FPL Group Capital, Inc.,
              3.25%, 4-11-2006................................       249
     250    Georgia Power Co.,
              6.20%, 2-1-2006.................................       254

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SHORT DURATION FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            UTILITIES -- (CONTINUED)
$  1,000    Niagara Mohawk Power Corp.,
              7.75%, 5-15-2006................................  $  1,041
     140    Niagara Mohawk Power Corp.,
              9.75%, 11-1-2005................................       144
     250    Northeast Utilities,
              3.30%, 6-1-2008.................................       242
     300    Southwestern Public Service Co.,
              5.125%, 11-1-2006...............................       305
     270    Texas Eastern Transmission L.P.,
              5.25%, 7-15-2007................................       275
                                                                --------
                                                                   3,035
                                                                --------
            Total corporate bonds: investment grade
              (cost $51,866)..................................  $ 51,427
                                                                --------
U.S. GOVERNMENT SECURITIES -- 14.0%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.3%
     400    Federal Home Loan Bank,
              3.00%, 5-28-2008................................  $    388
                                                                --------
U.S. TREASURY SECURITIES -- 13.7%
   5,885    3.375% 2007 (R) ..................................  $  7,477
   9,375    3.625% 2008 (R) ..................................    11,971
                                                                --------
                                                                  19,448
                                                                --------
            Total U.S. government securities
              (cost $19,825)..................................  $ 19,836
                                                                --------
U.S. GOVERNMENT AGENCIES -- 5.4%
            FEDERAL HOME LOAN MORTGAGE
            CORPORATION -- 0.8%
     857    6.00% 2031-2032...................................  $    876
     262    6.50% 2017........................................       272
                                                                --------
                                                                   1,148
                                                                --------
            REMIC-PAC'S -- 1.3%
   1,000    5.50% 2029........................................     1,008
     767    6.00% 2031........................................       782
                                                                --------
                                                                   1,790
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.5%
     492    6.00% 2032-2033...................................       506
     170    6.50% 2032........................................       177
                                                                --------
                                                                     683
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE
            ASSOCIATION -- 0.8%
     979    6.00% 2033........................................     1,012
     119    7.00% 2032........................................       127
                                                                --------
                                                                   1,139
                                                                --------
            REMIC-PAC'S -- 2.0%
   2,774    6.00% 2030-2032...................................     2,836
                                                                --------
                                                                   3,975
                                                                --------
            Total U.S. government agencies
              (cost $7,714)...................................  $  7,596
                                                                --------
            Total long-term investments
              (cost $138,742).................................  $137,722
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- 1.5%
            FINANCE -- 1.5%
$    722    BNP Paribas Repurchase Agreement,
              2.83% 5-2-2005..................................  $    722
     666    RBS Greenwich Repurchase Agreement,
              2.84%, 5-2-2005.................................       666
     783    UBS Securities, LLC Repurchase Agreement, 2.84%,
              5-2-2005........................................       783
                                                                --------
            Total short-term investments
              (cost $2,171)...................................  $  2,171
                                                                --------
            Total investments in securities
              (cost $140,913) O ..............................  $139,893
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.70% of total net assets at April 30, 2005.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $140,913 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $   178
      Unrealized depreciation.........................   (1,198)
                                                        -------
      Net unrealized depreciation.....................  $(1,020)
                                                        =======

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  (n)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2005, was $19,811, which represents 13.79% of total net assets.

 X Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2005.

  (R)U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

  W The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at April 30, 2005.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 99.9%
            BASIC MATERIALS -- 6.8%
     261    Alkermes, Inc. BH ................................  $  2,931
      89    Arch Coal, Inc. ..................................     3,941
      25    Carpenter Technology Corp. .......................     1,399
      72    Century Aluminum Co. BH ..........................     1,670
      45    Cytec Industries, Inc. ...........................     2,076
      42    Eagle Materials, Inc. ............................     3,181
     140    Hercules, Inc. BH ................................     1,846
      35    Jarden Corp. BH ..................................     1,568
                                                                --------
                                                                  18,612
                                                                --------
            CAPITAL GOODS -- 1.8%
     105    Moog, Inc. Class A B .............................     3,138
     101    Tempur-Pedic International, Inc. BH ..............     1,926
                                                                --------
                                                                   5,064
                                                                --------
            CONSUMER CYCLICAL -- 19.7%
      47    A.C. Moore Arts & Crafts, Inc. BH ................     1,235
      59    Advance Auto Parts, Inc. BH ......................     3,126
     416    American Tower Corp. Class A BH ..................     7,168
     601    Corporacion GEO S.A. de C.V. B ...................     1,251
      86    Electronics Boutique Holdings Corp. BH ...........     4,776
     138    GameStop Corp. Class A BH ........................     3,384
     504    Geox S.p.A. (n) ..................................     4,401
     182    Insight Enterprises, Inc. BH .....................     3,296
      70    Landry's Restaurants, Inc. .......................     1,815
     119    Men's Wearhouse, Inc. BH .........................     4,918
      80    PETCO Animal Supplies, Inc. B ....................     2,503
      78    RARE Hospitality International, Inc. BH ..........     2,169
      31    Standard-Pacific Corp. ...........................     2,223
     115    Stewart and Stevenson Services, Inc. .............     2,766
     325    Stolt Offshore S.A. B(n) .........................     2,393
      86    Urban Outfitters, Inc. BH ........................     3,809
      61    Washington Group International, Inc. BH ..........     2,509
                                                                --------
                                                                  53,742
                                                                --------
            CONSUMER STAPLES -- 1.0%
     108    Peet's Coffee & Tea, Inc. BH .....................     2,727
                                                                --------
            ENERGY -- 3.4%
      84    Cabot Oil & Gas Corp. ............................     2,461
      75    Patina Oil & Gas Corp. ...........................     2,871
     121    Range Resources Corp. ............................     2,746
      42    Whiting Petroleum Corp B .........................     1,262
                                                                --------
                                                                   9,340
                                                                --------
            FINANCE -- 10.7%
      39    Affiliated Managers Group, Inc. BH ...............     2,441
      61    AMCORE Financial, Inc. ...........................     1,581
     148    American Equity Investment Life Holding Co. ......     1,763
      80    Arch Capital Group Ltd. BH .......................     3,210
      80    CapitalSource, Inc. BH ...........................     1,688
     148    CB Richard Ellis Group, Inc. Class A B ...........     5,151
      48    IndyMac Bancorp, Inc. ............................     1,829
      72    Nuveen Investments Class A........................     2,430
      30    Oil Service HOLDRs Trust..........................     2,704
     110    optionsXpress Holdings, Inc. B ...................     1,432

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
      61    Pirelli & C. Real Estate S.p.A. ..................  $  3,363
      68    Signature Bank B .................................     1,684
                                                                --------
                                                                  29,276
                                                                --------
            HEALTH CARE -- 14.2%
     180    Abgenix, Inc. BH .................................     1,256
      49    Advanced Neuromodulation Systems, Inc. B .........     1,481
     116    Amylin Pharmaceuticals, Inc. BH ..................     1,978
     113    AtheroGenics, Inc. BH ............................     1,214
      53    Covance, Inc. BH .................................     2,411
      77    Endo Pharmaceuticals Holdings, Inc. BH ...........     1,533
     157    Human Genome Sciences, Inc. BH ...................     1,625
      92    ICOS Corp. BH ....................................     2,074
     144    Impax Laboratories, Inc. BH ......................     2,340
     117    Medicines Co. BH .................................     2,504
     101    NPS Pharmaceuticals, Inc. BH .....................     1,223
      55    OSI Pharmaceuticals, Inc. BH .....................     2,580
      63    Pharmaceutical Product Development, Inc. BH ......     2,859
      34    Respironics, Inc. B ..............................     2,117
     512    Rite Aid Corp. H .................................     1,858
     114    Salix Pharmaceuticals Ltd. BH ....................     1,628
      48    Schwarz Pharma AG.................................     2,171
     155    Symbion, Inc. H ..................................     3,296
      53    Triad Hospitals, Inc. BH .........................     2,701
                                                                --------
                                                                  38,849
                                                                --------
            SERVICES -- 16.4%
      94    Advisory Board Co. BH ............................     3,827
     789    APN News & Media Ltd. H ..........................     2,964
      46    Central European Media Enterprises Ltd. B ........     2,097
      57    Corporate Executive Board Co. ....................     3,751
     171    DiamondCluster International, Inc. BH ............     2,134
      60    Education Management Corp. BH ....................     1,685
     200    Exelixis, Inc. BH ................................     1,371
      40    Jacobs Engineering Group, Inc. B .................     1,924
     547    La Quinta Corp. BH ...............................     4,759
      71    Lamar Advertising Co. BH .........................     2,638
      74    Monster Worldwide, Inc. BH .......................     1,708
     144    Navigant Consulting, Inc. BH .....................     3,381
      53    Red Robin Gourmet Burgers, Inc. BH ...............     2,550
      96    Stericycle, Inc. B ...............................     4,677
      35    Strayer Education, Inc. ..........................     3,705
      51    Universal Technical Institute, Inc. B ............     1,777
                                                                --------
                                                                  44,948
                                                                --------
            TECHNOLOGY -- 22.1%
     162    Aeroflex, Inc. B .................................     1,287
     157    AudioCodes Ltd. BH ...............................     1,524
     502    Crown Castle International Corp. BH ..............     8,094
      37    Emageon, Inc. BH .................................       577
     234    Evergreen Solar, Inc. H ..........................     1,280
      86    F5 Networks, Inc. BH .............................     3,665
     150    FuelCell Energy, Inc. BH .........................     1,197
      49    Hologic, Inc. BH .................................     1,730
     303    MEMC Electronic Materials, Inc. B ................     3,551
     132    Microsemi Corp. B ................................     2,233
      59    NAVTEQ Corp. BH ..................................     2,152

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SMALL COMPANY FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     330    Opsware, Inc. BH .................................  $  1,578
     188    Red Hat, Inc. BH .................................     2,022
     221    Salesforce.com, Inc. BH ..........................     3,203
      96    Semtech Corp. BH .................................     1,623
      69    SpectraSite, Inc. B ..............................     3,883
     236    Take-Two Interactive Software, Inc. BH ...........     5,548
   1,498    Techtronic Industries Co. Ltd. ...................     3,332
     205    THQ, Inc. BH .....................................     5,157
     313    UbiquiTel, Inc. BH ...............................     2,265
     115    Verifone Holdings, Inc. B ........................     1,233
     107    Verint Systems, Inc. B ...........................     3,414
                                                                --------
                                                                  60,548
                                                                --------
            TRANSPORTATION -- 2.2%
      62    Forward Air Corp. B ..............................     1,488
     107    GOL Linhas Aereas Inteligentes S.A. ADR H ........     3,027
      29    Yellow Roadway Corp. BH ..........................     1,433
                                                                --------
                                                                   5,948
                                                                --------
            UTILITIES -- 1.6%
     287    ERG S.p.A. .......................................     4,389
                                                                --------
            Total common stock
              (cost $247,415).................................  $273,443
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 26.8%
            FINANCE -- 0.7%
 $   314    CS First Boston Joint Repurchase Agreement,
              2.97%, 5-2-2005.................................  $    314
      53    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.90%, 5-2-2005.................................        53
     529    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.97%, 05-2-2005................................       529
     362    J.P. Morgan Chase Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................       362
     122    UBS Securities, LLC Joint Repurchase Agreement,
              2.95%, 5-2-2005.................................       122
     545    UBS Securities, LLC Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................       545
                                                                --------
                                                                   1,925
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 26.1%
 $71,330    Navigator Prime Portfolio.........................  $ 71,330
                                                                --------
            Total short-term investments
              (cost $73,255)..................................  $ 73,255
                                                                --------
            Total investments in securities
              (cost $320,670) O ..............................  $346,698
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.29% of total net assets at April 30, 2005.
       The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2005, was $23,013, which represents 8.41% of total net assets.
    B  Currently non-income producing.
    O At April 30, 2005, the cost of securities for federal income tax purposes is $321,349 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $ 38,077
   Unrealized depreciation........................   (12,728)
                                                    --------
   Net unrealized appreciation....................  $ 25,349
                                                    ========

    U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.
    M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other
       "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2005, was $6,794, which represents 2.48% of total net assets.
    H  Security is fully or partially on loan at April 30, 2005.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SMALLCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005(UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 98.9%
            BASIC MATERIALS -- 6.0%
    127     Alkermes, Inc. B..................................  $  1,429
     63     Cabot Microelectronics Corp. BH...................     1,808
     33     Carpenter Technology Corp. .......................     1,825
     36     Century Aluminum Co. B............................       829
     11     Eagle Materials, Inc. ............................       790
     32     Ferro Corp. ......................................       580
     34     Glatfelter........................................       406
     85     Longview Fibre Co. ...............................     1,563
     33     Mueller Industries, Inc. .........................       855
     24     Texas Industries, Inc. ...........................     1,104
    103     Titan International, Inc. H.......................     1,398
     34     USG Corp. BH......................................     1,411
     70     Wausau-Mosinee Paper Corp. .......................       933
                                                                --------
                                                                  14,931
                                                                --------
            CAPITAL GOODS -- 2.9%
     27     Albany International Corp. Class A................       840
     25     Briggs & Stratton Corp. ..........................       803
     35     CyberOptics Corp. B...............................       427
     49     Engineered Support Systems, Inc. .................     1,724
     67     Graco, Inc. ......................................     2,256
     30     Toro Co. .........................................     1,240
                                                                --------
                                                                   7,290
                                                                --------
            CONSUMER CYCLICAL -- 11.6%
     38     Aeropostale, Inc. B...............................     1,070
     29     CEC Entertainment, Inc. B.........................     1,053
     50     CKE Restaurants, Inc. B...........................       735
     16     Click Commerce, Inc. B............................       149
     11     ESCO Technologies, Inc. B.........................       814
    144     Genesco, Inc. B...................................     3,692
     34     IKON Office Solutions, Inc. ......................       297
     59     JAKKS Pacific, Inc. B.............................     1,101
     33     Kenneth Cole Productions, Inc. Class A............       995
     21     K-Swiss, Inc. Class A.............................       624
     40     Noble International Ltd. .........................       817
     66     Pacific Sunwear of California, Inc. B.............     1,497
     23     Panera Bread Co. Class A B........................     1,131
     37     PETCO Animal Supplies, Inc. B.....................     1,149
     14     PolyMedica Corp. .................................       446
    114     Skechers U.S.A., Inc. Class A B...................     1,392
     80     Standard-Pacific Corp. ...........................     5,693
     63     Stewart and Stevenson Services, Inc. .............     1,502
     40     Timberland Co. Class A B..........................     2,769
     19     Watsco, Inc. .....................................       811
     47     WCI Communities, Inc. B...........................     1,320
                                                                --------
                                                                  29,057
                                                                --------
            ENERGY -- 4.0%
     25     Cabot Oil & Gas Corp. ............................       746
     17     Cheniere Energy, Inc. B...........................       471
     70     Chesapeake Energy Corp. ..........................     1,341
     15     Cimarex Energy Co. BH.............................       526
     50     Frontier Oil Corp. ...............................     2,091
     51     Giant Industries, Inc. B..........................     1,342
     17     Houston Exploration Co. B.........................       881

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            ENERGY -- (CONTINUED)
    110     PetroQuest Energy, Inc. B.........................  $    675
     25     St. Mary Land & Exploration Co. ..................       534
     32     Swift Energy Co. B................................       830
     18     Tesoro Corp. B....................................       679
                                                                --------
                                                                  10,116
                                                                --------
            FINANCE -- 11.4%
     24     Aaron Rents, Inc. ................................       523
     50     Advanta Corp. Class B.............................     1,223
     60     Affiliated Managers Group, Inc. B.................     3,770
     97     American Capital Strategies Ltd. .................     3,092
     28     American Home Mortgage Investment Corp. ..........       919
     15     AMERIGROUP Corp. B................................       530
     42     Arch Capital Group Ltd. B.........................     1,664
     16     CB Richard Ellis Group, Inc. Class A B............       570
     39     CharterMac........................................       805
     49     Ditech Communications Corp. B.....................       548
     49     Government Properties Trust, Inc. ................       480
    137     IndyMac Bancorp, Inc. ............................     5,256
     20     Irwin Financial Corp. ............................       403
     32     Movie Gallery, Inc. ..............................       857
      9     Novastar Financial, Inc. H........................       314
     55     optionsXpress Holdings, Inc. B....................       711
     33     Platinum Underwriters Holdings Ltd. ..............       986
     37     Rotech Healthcare, Inc. B.........................       919
    216     Scottish Re Group Ltd. H..........................     5,065
                                                                --------
                                                                  28,635
                                                                --------
            HEALTH CARE -- 18.3%
    245     Abgenix, Inc. B...................................     1,706
     38     Alliance Imaging, Inc. B..........................       393
     42     Amedisys, Inc. B..................................     1,269
     46     America Service Group, Inc. B.....................     1,045
     18     American Healthways, Inc. B.......................       669
    124     Amylin Pharmaceuticals, Inc. BH...................     2,106
    224     Applera Corp. -- Celera Genomics Group B..........     2,061
    147     Ciphergen Biosystems, Inc. BH.....................       221
    146     CV Therapeutics, Inc. BH..........................     2,892
     60     Diagnostic Products Corp. ........................     2,920
    268     Encysive Pharmaceuticals, Inc. B..................     2,616
     56     First Horizon Pharmaceutical Corp. B..............     1,018
     27     Genesis HealthCare Corp. B........................     1,085
     65     Haemonetics Corp. B...............................     2,789
     66     Human Genome Sciences, Inc. B.....................       687
    113     Incyte Corp. B....................................       741
     71     Kos Pharmaceuticals, Inc. B.......................     3,420
     81     Kosan Biosciences, Inc. B.........................       435
     37     Longs Drug Stores Corp. ..........................     1,334
     32     Medical Action Industries, Inc. B.................       567
    223     NPS Pharmaceuticals, Inc. BH......................     2,707
    106     Nu Skin Enterprises, Inc. Class A.................     2,336
     66     Onyx Pharmaceuticals, Inc. B......................     2,029
    177     Regeneron Pharmaceutical, Inc. B..................       981
     18     Respironics, Inc. B...............................     1,137
    115     Salix Pharmaceuticals Ltd. B......................     1,640
     17     Sierra Health Services, Inc. .....................     1,074
     61     STERIS Corp. B....................................     1,454

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD SMALLCAP GROWTH FUND

 APRIL 30, 2005(UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
     39     Symbion, Inc. B...................................  $    823
     42     Symmetry Medical, Inc. B..........................       726
     23     VISX, Inc. B......................................       555
     13     Vital Signs, Inc. ................................       530
                                                                --------
                                                                  45,966
                                                                --------
            SERVICES -- 17.2%
     85     Acxiom Corp. .....................................     1,605
     35     Advo, Inc. .......................................     1,007
    105     Allscripts Healthcare Solutions, Inc. BH..........     1,369
     23     Ameristar Casinos, Inc. ..........................     1,149
    112     Aspect Communications Corp. B.....................       950
    208     BISYS Group, Inc. B...............................     2,929
     11     CACI International, Inc. Class A B................       677
     64     Cerner Corp. BH...................................     3,693
     38     Convergys Corp. B.................................       498
     29     CPI Corp. ........................................       468
    153     Cumulus Media, Inc. Class A B.....................     1,982
    478     Digital Generation Systems, Inc. B................       540
    100     Digital River, Inc. B.............................     2,668
     70     Epicor Software Corp. B...........................       765
    156     Exelixis, Inc. B..................................     1,071
    150     Gevity HR, Inc. ..................................     2,408
     13     Global Imaging Systems, Inc. B....................       454
     48     Heidrick & Struggles International, Inc. B........     1,231
     82     Imergent, Inc. BH.................................       883
     47     ITT Educational Services, Inc. B..................     2,138
     43     Journal Register Co. B............................       679
     72     Lin TV Corp. Class A B............................     1,118
     15     MAXIMUS, Inc. ....................................       457
     19     MTS Systems Corp. ................................       550
    233     Per-Se Technologies, Inc. B.......................     3,628
     52     Playboy Enterprises Class B B.....................       622
    125     Quest Software, Inc. B............................     1,479
     54     Regent Communications, Inc. B.....................       288
    165     UnitedGlobalCom, Inc. Class A B...................     1,474
     73     Vail Resorts, Inc. B..............................     1,881
     91     Watson Wyatt & Co. Holdings, Inc. ................     2,389
                                                                --------
                                                                  43,050
                                                                --------
            TECHNOLOGY -- 24.7%
     49     ADTRAN, Inc. .....................................     1,016
     24     Benchmark Electronics, Inc. B.....................       638
     38     Blackboard, Inc. BH...............................       693
     36     Comtech Telecommunications Corp. B................     1,274
    159     Corillian Corp. B.................................       487
     62     Cree, Inc. BH.....................................     1,509
    149     CSG Systems International, Inc. B.................     2,554
     22     CTS Corp. ........................................       234
     64     Diodes, Inc. B....................................     1,877
     59     Electronics for Imaging, Inc. B...................       969
    125     Fairchild Semiconductor International, Inc. B.....     1,679
    162     Gemstar-TV Guide International, Inc. B............       623

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            TECHNOLOGY -- (CONTINUED)
    162     General Communication, Inc. Class A B.............  $  1,364
     74     Hutchinson Technology, Inc. B.....................     2,734
    128     Hyperion Solutions Corp. B........................     5,222
     86     Intervoice, Inc. B................................       923
     34     j2 Global Communications, Inc. BH.................     1,204
     47     Jupitermedia Corp. B..............................       596
     83     Komag, Inc. B.....................................     1,952
     54     Kronos, Inc. B....................................     2,109
     20     Lowrance Electronics, Inc. .......................       467
    132     MEMC Electronic Materials, Inc. B.................     1,552
     58     Methode Electronics, Inc. ........................       649
     55     Micrel, Inc. B....................................       521
     16     MicroStrategy, Inc. B.............................       679
    133     OmniVision Technologies, Inc. BH..................     1,863
    385     ON Semiconductor Corp. B..........................     1,323
     87     Perot Systems Corp. Class A B.....................     1,094
    252     Premiere Global Services, Inc. ...................     2,719
     31     QAD, Inc. ........................................       255
     95     Radyne Comstream, Inc. BH.........................       727
    124     Serena Software, Inc. B...........................     2,364
     24     Siliconix, Inc. B.................................       788
     24     Sybase, Inc. B....................................       462
     37     Take-Two Interactive Software, Inc. B.............       868
      6     TALX Corp. .......................................       136
     22     Tektronix, Inc. ..................................       468
    119     THQ, Inc. B.......................................     3,006
     55     Transaction Systems Architects, Inc. B............     1,136
    319     Trizetto Group, Inc. B............................     3,318
     88     UbiquiTel, Inc. B.................................       638
     70     United Industrial Corp. ..........................     1,954
    219     United Online, Inc. B.............................     1,927
    125     UTStarcom, Inc. BH................................     1,189
     70     WebEx Communications, Inc. B......................     1,523
     12     Websense, Inc. B..................................       637
                                                                --------
                                                                  61,920
                                                                --------
            TRANSPORTATION -- 2.2%
     85     Arkansas Best Corp. ..............................     2,668
     36     General Maritime Corp. B..........................     1,567
     65     Werner Enterprises, Inc. .........................     1,211
                                                                --------
                                                                   5,446
                                                                --------
            UTILITIES -- 0.6%
    134     Sierra Pacific Resources BH.......................     1,451
                                                                --------
            Total common stock
              (cost $243,819).................................  $247,862
                                                                --------

PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 11.2%
            FINANCE -- 2.1%
 $ 5,214    UBS Securities, LLC Joint Repurchase Agreement,
              2.84%, 5-2-2005.................................  $  5,214

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 9.1%
  22,847    BNY Institutional Cash Reserve Fund...............  $ 22,847
                                                                --------
            Total short-term investments
              (cost $28,061)..................................  $ 28,061
                                                                --------
            Total investments in securities
              (cost $271,880) O...............................  $275,923
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.63% of total net assets at April 30, 2005.

  B  Currently non-income producing.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $272,855 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation........................  $ 21,899



      Unrealized depreciation........................   (18,831)
                                                       --------



      Net unrealized appreciation....................  $  3,068
                                                       ========

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

 H   Security is fully or partially on loan at April 31, 2005.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD STOCK FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
 COMMON STOCK -- 97.8%
            BASIC MATERIALS -- 5.0%
     317    3M Co. ...........................................  $   24,256
      90    Air Products and Chemicals, Inc. .................       5,280
     645    Alcoa, Inc. ......................................      18,712
     406    DuPont (E.I.) de Nemours & Co. ...................      19,127
     182    Rio Tinto plc.....................................       5,493
                                                                ----------
                                                                    72,868
                                                                ----------
            CAPITAL GOODS -- 6.6%
      50    Boeing Co. .......................................       2,982
     170    Deere & Co. ......................................      10,601
     291    Illinois Tool Works, Inc. ........................      24,383
     262    International Game Technology.....................       7,051
     290    Northrop Grumman Corp. ...........................      15,909
     346    United Technologies Corp. ........................      35,236
                                                                ----------
                                                                    96,162
                                                                ----------
            CONSUMER CYCLICAL -- 8.5%
     315    Caterpillar, Inc. ................................      27,701
     432    Costco Wholesale Corp. ...........................      17,514
     780    Gap, Inc. ........................................      16,653
     783    Home Depot, Inc. .................................      27,709
     235    NIKE, Inc. Class B H .............................      18,012
     190    Target Corp. .....................................       8,811
     149    Wal-Mart Stores, Inc. ............................       7,010
                                                                ----------
                                                                   123,410
                                                                ----------
            CONSUMER STAPLES -- 9.6%
     184    Anheuser-Busch Companies, Inc. ...................       8,638
     687    Coca-Cola Co. ....................................      29,861
     229    Colgate-Palmolive Co. ............................      11,377
     389    General Mills, Inc. ..............................      19,236
     539    PepsiCo, Inc. ....................................      29,990
     727    Procter & Gamble Co. .............................      39,378
                                                                ----------
                                                                   138,480
                                                                ----------
            ENERGY -- 10.7%
     280    BHP Billiton Ltd. ADR H ..........................       7,081
     498    ChevronTexaco Corp. ..............................      25,903
     111    ConocoPhillips....................................      11,680
      65    Devon Energy Corp. ...............................       2,931
     995    Exxon Mobil Corp. ................................      56,768
      84    GlobalSantaFe Corp. ..............................       2,812
      84    Occidental Petroleum Corp. .......................       5,762
     425    Schlumberger Ltd. ................................      29,081
     110    Total S.A. ADR H .................................      12,211
                                                                ----------
                                                                   154,229
                                                                ----------
            FINANCE -- 16.4%
     902    American International Group, Inc. ...............      45,849
     700    Bank of America Corp. ............................      31,528
   1,252    Citigroup, Inc. ..................................      58,794
      91    Credit Suisse Group ADR...........................       3,816
     312    Federal National Mortgage Association.............      16,838

                                                                  MARKET
 SHARES                                                          VALUE U
---------                                                       ----------
            FINANCE -- (CONTINUED)
     138    General Growth Properties, Inc. ..................  $    5,390
     652    Marsh & McLennan Companies, Inc. .................      18,287
     403    Morgan Stanley....................................      21,201
     246    St. Paul Travelers Companies, Inc. H .............       8,821
     481    State Street Corp. ...............................      22,255
      28    Wellpoint, Inc. B ................................       3,628
                                                                ----------
                                                                   236,407
                                                                ----------
            HEALTH CARE -- 15.3%
     469    Abbott Laboratories...............................      23,036
     581    Amgen, Inc. B ....................................      33,791
      84    AstraZeneca plc ADR...............................       3,687
     115    Forest Laboratories, Inc. B ......................       4,089
     267    Genzyme Corp. B ..................................      15,666
     150    Gilead Sciences, Inc. B ..........................       5,546
     541    Lilly (Eli) & Co. ................................      31,650
     632    Medtronic, Inc. ..................................      33,301
   1,792    Pfizer, Inc. .....................................      48,695
      66    Sanofi-Aventis S.A. ADR. H .......................       2,928
     250    Schering-Plough Corp. ............................       5,213
     300    Wyeth.............................................      13,460
                                                                ----------
                                                                   221,062
                                                                ----------
            SERVICES -- 3.8%
     738    Accenture Ltd. Class A. B ........................      16,008
      35    FedEx Corp. ......................................       2,948
     115    Gannett Co., Inc. ................................       8,847
      51    Starwood Hotels & Resorts Worldwide, Inc. ........       2,782
     111    Tribune Co. H ....................................       4,273
     408    Viacom, Inc. Class B..............................      14,125
     215    Walt Disney Co. ..................................       5,673
                                                                ----------
                                                                    54,656
                                                                ----------
            TECHNOLOGY -- 21.7%
     485    Applied Materials, Inc. B ........................       7,215
     349    Broadcom Corp. Class A. B ........................      10,427
   2,048    Cisco Systems, Inc. B ............................      35,395
      57    Electronic Arts, Inc. B ..........................       3,054
     650    EMC Corp. B ......................................       8,527
     528    First Data Corp. .................................      20,065
   1,667    General Electric Co. .............................      60,334
     766    Intel Corp. ......................................      18,026
     356    Lockheed Martin Corp. ............................      21,722
   2,990    Microsoft Corp. ..................................      75,637
   1,094    Motorola, Inc. ...................................      16,783
   2,075    Time Warner, Inc. B ..............................      34,877
                                                                ----------
                                                                   312,062
                                                                ----------
            UTILITIES -- 0.2%
      63    Exelon Corp. .....................................       3,094
                                                                ----------
            Total common stock
              (cost $1,386,822)...............................  $1,412,430
                                                                ----------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE U
---------                                                       ----------
 SHORT-TERM INVESTMENTS -- 5.9%
            FINANCE -- 2.8%
 $ 6,508    CS First Boston Joint Repurchase Agreement,
              2.97%, 5-2-2005.................................  $    6,508
   1,099    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.90%, 5-2-2005.................................       1,099
  10,988    Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.97%, 5-2-2005.................................      10,988
   7,522    J.P. Morgan Chase Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................       7,522
   2,536    UBS Securities, LLC Joint Repurchase Agreement,
              2.95%, 5-2-2005.................................       2,536
  11,326    UBS Securities, LLC Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................      11,326
                                                                ----------
                                                                    39,979
                                                                ----------
            SECURITIES PURCHASED WITH PROCEEDS -- 3.1%
  44,896    BNY Institutional Cash Reserve Fund...............      44,896
                                                                ----------
            Total short-term investments
              (cost $84,875)..................................  $   84,875
                                                                ----------
            Total investments in securities
              (cost $1,471,697) O ............................  $1,497,305
                                                                ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.44% of total net assets at April 30, 2005.
       The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2005, was $5,493, which represents 0.38% of total net assets.
    B  Currently non-income producing.
    O At April 30, 2005, the cost of securities for federal income tax purposes is $1,489,254 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.......................  $ 114,297
   Unrealized depreciation.......................   (106,246)
                                                   ---------
   Net unrealized appreciation...................  $   8,051
                                                   =========

    U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.
    H  Security is fully or partially on loan at April 30, 2005.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
 MUNICIPAL BONDS -- 99.2%
            GENERAL OBLIGATIONS -- 17.9%
 $  100     Azusa, CA,
              5.75%, Special Tax Comm Fac Dist #1 Mountain
              Cove GO 9-1-2021................................  $   103
     50     Beaumont, CA,
              7.25%, FA Rev GO 9-1-2020.......................       53
    500     California Infrastructure & Econ Dev,
              5.00%, Bay Area Toll Brdgs 1st Lien GO FSA
              7-1-2022........................................      534
    300     California Kindergarten University,
              3.04%, 5-1-2034 X ..............................      300
    400     Contra Costa County, CA, Pub FA Tax Alloc Rev,
              5.625%, Multiple Proj Areas GO 8-1-2033.........      419
    200     Elk Grove, CA,
              5.85%, Special Tax East Franklin Community #02-1
              GO 8-1-2036.....................................      202
     57     Indio, CA,
              6.35%, Public Improvement Act 1915 Special
              Assessment #2002-3 GO 9-2-2027..................       59
    300     Oceanside, CA,
              5.70%, Comm Dev GO 9-1-2025.....................      318
    100     Perris, CA,
              6.25%, Public FA Local Agency Rev GO 9-1-2033...      103
    250     Puerto Rico Commonwealth,
              5.00%, Ref GO 7-1-2030..........................      270
    300     Puerto Rico Commonwealth,
              5.25%, Public Impt GO 7-1-2019..................      328
    425     Solano, CA,
              5.25%, GO MBIA 11-1-2021........................      462
    110     University Virgin Islands,
              5.00%, GO 12-1-2021.............................      114
                                                                -------
                                                                  3,265
                                                                -------
            HEALTH CARE/SERVICES -- 8.4%
    200     ABAG FA for Non-Profit Corp California,
              5.375%, San Diego Hosp Assoc 3-1-2021...........      210
    250     California Health Fac FA,
              5.25%, Catholic Healthcare West 7-1-2023........      263
    200     California Public Works Board,
              5.375%, Dept of Mental Health Patton 4-1-2028...      212
    250     California State Comm Dev Auth,
              6.00%, Health FacMemorial Health Services Rev
              10-1-2023.......................................      279
    250     California Statewide Community Development Auth.,
              5.25%, Daughter of Charity Health-A 7-1-2030....      260
    300     California,
              5.00%, Public Works Board Department of Health
              Services-Richmond Lab-B 11-1-2030...............      312
                                                                -------
                                                                  1,536
                                                                -------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 17.8%
 $  455     California EDL Facilities Authority Rev,
              5.00%, 10-1-2025 I .............................  $   463
    630     California EDL Facilities Authority Rev,
              5.00%, 4-1-2030.................................      646
    500     California Educ FA,
              5.25%, Santa Clara Univ Rev 9-1-2016............      570
    250     California State Comm Dev Auth,
              6.75%, John F. Kennedy University Rev
              10-1-2033.......................................      264
  1,000     California State University Revenue,
              5.00%, 11-1-2028................................    1,061
    250     Corona-Norco, CA,
              5.625%, USD Special Tax Comm FacDist #02
              9-1-2033........................................      253
                                                                -------
                                                                  3,257
                                                                -------
            HOUSING (HFA'S, ETC.) -- 3.6%
    650     California St Economic Recovery,
              3.02%, 1-1-2012 X ..............................      650
                                                                -------
            LAND DEVELOPMENT -- 8.7%
    350     Burbank, CA,
              5.50%, FA Rev South San Fernando Redev Proj B
              12-1-2023.......................................      367
    400     Fontana, CA,
              5.50%, Redev Agency Tax Allocation Ref Jurupa
              Hills Redev Proj 10-1-2027......................      415
    250     Oakland, CA,
              5.25%, Redev Agency Colliseum Area Redev Tax
              Allocation 9-1-2033.............................      258
    200     San Diego, CA,
              5.25%, Redev Agency Centre City Sub Pkg
              9-1-2026........................................      205
    175     San Diego, CA,
              5.30%, Redev Agency Tax Allocation North Park
              Redev Proj 9-1-2016.............................      182
    150     San Diego, CA,
              5.60%, Redev Agency Tax Allocation North Bay
              Redev Proj 9-1-2017.............................      157
                                                                -------
                                                                  1,584
                                                                -------
            MISCELLANEOUS -- 17.9%
    200     California Kings River Conservation Dist,
              5.00%, Rev Ref Partner Peaking Project
              5-1-2013........................................      215
    400     Huntington Park, CA, Public FA,
              5.25%, Rev Ref 9-1-2019.........................      448
    135     Indio, CA,
              5.00%, Public FA Rev Local Agency 9-2-2014......      138
  1,000     Kern County, CA,
              6.00%, California Tobacco Securitization Agency
              6-1-2029........................................    1,014
    100     Lake Elsinore, CA,
              5.85%, Special Tax Impt Comm Fac Dist #2-A
              9-1-2024........................................      102
    310     Long Beach, CA,
              5.00%, Harbor Rev Ref 5-15-2015.................      332

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- (CONTINUED)
            MISCELLANEOUS -- (CONTINUED)
 $  750     San Francisco, CA,
              2.94% Bay Area Toll Auth 4-1-2039 X ............  $   750
    250     Virgin Islands Public FA,
              6.125%, Refinery Fac Rev Hovenska Refinery
              7-1-2022........................................      272
                                                                -------
                                                                  3,271
                                                                -------
            POLLUTION CONTROL -- 1.4%
    250     California PCR,
              3.50%, Pacific Gas & Elec 12-1-2023.............      250
                                                                -------
            PUBLIC FACILITIES -- 9.8%
    250     California Public Works Board,
              5.00%, Dept of Corrections Ref 12-1-2018........      270
    100     Capistrano, CA,
              5.875%, USD Comm Fac Dist Special Tax #90-2
              Talega 9-1-2022.................................      105
    100     Jurupa, CA,
              5.875%, Comm Services Dist #6 Special Tax
              9-1-2032........................................      102
    110     Moreno Valley, CA,
              5.60%, USD Comm Fac Special Tax #2002-1
              9-1-2017........................................      114
    100     Orange County, CA,
              5.20%, Comm Fac Dist Special #02-1 Ladera Ranch
              8-15-2019.......................................      103
    200     Orange County, CA,
              5.40%, Comm Fac Dist Special Tax #02-1 Ladera
              Ranch 8-15-2022.................................      207
    300     Sacramento, CA,
              2.99%, 3-1-2031 K ..............................      300
    250     Tustin, CA,
              5.60%, USD Comm Fac Dist Special Tax #97 Jr Lien
              9-1-2029........................................      255
    200     Val Verde, CA,
              6.00%, USD FA Special Tax Rev Jr Lien
              10-1-2021.......................................      208
    125     William S. Hart USD,
              5.85%, Special Tax Comm Fac Dist #2002-1
              9-1-2022........................................      128
                                                                -------
                                                                  1,792
                                                                -------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            UTILITIES -- COMBINED -- 1.6%
 $  250     California State Water Dept,
              5.875%, Res Power Supply Rev 5-1-2016...........  $   283
                                                                -------
            UTILITIES -- GAS -- 1.8%
    300     Chula Vista, CA,
              5.30%, IDR Daily San Diego Gas 7-1-2021.........      321
                                                                -------
            UTILITIES -- WATER AND SEWER -- 8.2%
    500     Atwater, CA,
              5.50%, Public FA Rev Sewer & Water Proj
              5-1-2028........................................      512
    250     Big Bear Muni Water Dist, CA,
              5.00%, 1991 Ref Lake Imports 11-1-2024..........      252
    100     Eastern California Municipal Water Dist,
              5.70%, Comm Fac Special Tax Improvement Area A
              #2001-02 9-1-2018...............................      102
    250     Lathrop, CA,
              6.00%, FA Rev Water Supply Proj 6-1-2035........      256
    150     Lee Lake, CA,
              5.75%, Water Dist Comm Fac Dist #3 Special Tax
              Retreat 9-1-2023................................      152
    200     Santa Margarita, CA,
              6.00%, Water Dist Special Tax Comm Fac Dist
              #99-1 9-1-2030..................................      214
                                                                -------
                                                                  1,488
                                                                -------
            WASTE DISPOSAL -- 2.2%
    375     Stockton, CA,
              5.20%, Wastewater Sys Proj MBIA 9-1-2029........      404
                                                                -------
            Total municipal bonds
              (cost $17,543)..................................  $18,101
                                                                -------
SHORT-TERM INVESTMENTS -- 2.0%
            FINANCE -- 2.0%
    366     Dreyfus Basic California Municipal Money Market
              Fund, Current rate - 2.31% K ...................  $   366
                                                                -------
            Total short-term investments
              (cost $366).....................................  $   366
                                                                -------
            Total investments in securities
              (cost $17,909) O ...............................  $18,467
                                                                =======

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

    O At April 30, 2005, the cost of securities for federal income tax purposes is $17,909 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation...........................   $564
   Unrealized depreciation...........................     (6)
                                                        ----
   Net unrealized appreciation.......................   $558
                                                        ====

    U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

    X Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2005.

    I The cost of securities purchased on a when-issued basis at April 30, 2005, was $463.

      AMT   -- Alternative Minimum Tax
      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      GO    -- General Obligations
      IDA   -- Industrial Development Authority Bond
      IDR   -- Industrial Development Revenue Bond
      ISD   -- Independent School District
      MBIA  -- Municipal Bond Insurance Association
      PA    -- Port Authority
      PCR   -- Pollution Control Revenue Bond
      USD   -- United School District

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE MINNESOTA FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005(UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
 MUNICIPAL BONDS -- 93.3%
            AIRPORT REVENUES -- 3.0%
 $1,000     Minneapolis & St. Paul, MN,
              5.625%, Metro Airport Commission FGIC AMT
              1-1-2018........................................  $ 1,080
                                                                -------
            GENERAL OBLIGATIONS -- 31.7%
  1,000     Anoka-Hennepin, MN,
              5.00%, ISD #11 GO Credit Enhancement Prog
              2-1-2015........................................    1,070
  1,300     Becker, MN,
              6.00%, ISD #726 GO FSA Insured 2-1-2017.........    1,455
    500     Brainerd, MN,
              5.375%, ISD #181 GO FGIC 2-1-2016...............      558
    250     Minneapolis, MN,
              5.00%, Parking Assess GO 12-1-2020..............      269
  1,000     Minnesota Higher Ed FA,
              5.375%, GO Univ of St Thomas 4-1-2018...........    1,054
  1,000     Minnesota Higher Ed FA,
              5.40%, GO Univ of St Thomas 4-1-2023............    1,040
  1,000     Minnesota,
              5.25%, GO 8-1-2016..............................    1,086
    785     Mounds View, MN,
              5.25%, ISD #621 GO 2-1-2014.....................      862
  1,000     Puerto Rico Commonwealth Public Fin Corp Approp,
              5.75%, GO 8-1-2027..............................    1,111
  1,950     Rosemount, MN,
              5.70%, ISD #196 GO MBIA 4-1-2015 Z..............    1,307
     80     University of MN,
              3.07%, GO 7-1-2008 K............................       80
  1,000     University of MN,
              5.75%, GO 7-1-2018..............................    1,194
    270     University Virgin Islands,
              5.125%, GO 12-1-2022............................      281
    100     University Virgin Islands,
              5.25%, GO 12-1-2023.............................      106
    125     University Virgin Islands,
              5.25%, GO 12-1-2024.............................      131
                                                                -------
                                                                 11,604
                                                                -------
            HEALTH CARE/SERVICES -- 12.9%
  1,130     Duluth, MN,
              5.50%, Econ DA Health Care Fac Rev Benedictine
              Health Sys St Mary 2-15-2023....................    1,207
    250     Minneapolis, MN,
              6.00%, Health Care System Allina Health
              11-15-2018......................................      282
  1,000     Minnesota Agriculture and Economic Dev Healthcare
              Fac,
              5.25%, Benedictine Health 2-15-2014.............    1,086
    725     Todd, Morrison, Cass, & Wadena County, MN,
              5.25% United Hosp Lakewood Health Care Fac
              12-1-2026.......................................      762
  1,000     Waconia, MN,
              6.10%, Health Care Fac Rev Ridgeview Med Ctr
              Proj 1-1-2019...................................    1,112

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            HEALTH CARE/SERVICES -- (CONTINUED)
 $  250     Willmar, MN,
              5.00%, Rice Memorial Hosp Proj FSA 2-1-2025.....  $   264
                                                                -------
                                                                  4,713
                                                                -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 4.7%
    350     Minnesota Higher Ed FA,
              5.25%, College of St Benedict 3-1-2024..........      368
    500     Minnesota State Higher Education Facilities,
              5.00%, Augsburg College 5-1-2005................      519
    500     Minnesota State Higher Education Facilities,
              5.00%, Augsburg College 5-1-2020................      524
    320     University of MN,
              3.07%, 1-1-2034 K...............................      320
                                                                -------
                                                                  1,731
                                                                -------
            HOUSING (HFA'S, ETC.) -- 12.5%
    695     Minneapolis, MN,
              6.00%, Redev Mtg Rev Riverplace Proj
              1-1-2020........................................      696
    750     Minnesota Residential Housing Fin Agency,
              2.90%, 5-18-2006 I .............................      751
    895     Minnesota Residential Housing Fin Agency,
              5.00%, 1-1-2020.................................      914
    750     Sartell, MN,
              5.20%, Environmental Impact Rev Ref
              6-1-2027........................................      763
    450     St Paul, MN,
              6.25%, Housing Redev Hope Comm Academy Proj
              12-1-2019.......................................      460
  1,000     Washington County, MN,
              4.60%, Housing and Redev Auth Governmental Rev
              Ref Woodland Park Apartment Proj 4-1-2022.......    1,001
                                                                -------
                                                                  4,585
                                                                -------
            MISCELLANEOUS -- 9.7%
  1,000     Golden Valley, MN,
              5.875%, Breck School Proj Rev 10-1-2019.........    1,091
    525     Puerto Rico Tobacco Settlement Children's Trust
              Fund,
              5.50%, 5-15-2039................................      525
    250     Ramsey, MN,
              6.50%, Lease Rev Pact Charter School Proj
              12-1-2022.......................................      255
    500     St Paul, MN,
              5.00%, PA Lease Rev 12-1-2019...................      535
    300     St Paul, MN,
              6.75%, Redev Auth Rev Ref Achieve Language
              Academy 12-1-2022...............................      304
    750     Virgin Islands Public FA,
              6.125%, Refinery Fac Rev Hovenska Refinery
              7-1-2022........................................      817
                                                                -------
                                                                  3,527
                                                                -------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE MINNESOTA FUND

 APRIL 30, 2005(UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- (continued)
            POLLUTION CONTROL -- 1.4%
 $  500     Cohasset, MN,
              4.95%, PCR Ref Coll Allete Inc Proj
              7-1-2022........................................  $   509
                                                                -------
            PUBLIC FACILITIES -- 2.3%
    835     Minnesota Agricultural Society,
              5.125%, State Fair Rev 9-15-2023................      860
                                                                -------
            TRANSPORTATION -- 5.2%
    750     Duluth, MN,
              4.20%, Seaway PA IDA Dock & Wharf Rev Ref
              Cargill Inc Proj 5-1-2013.......................      767
  1,000     Puerto Rico Commonwealth Highway & Transportation
              Auth,
              5.50%, Rev Ref FSA 7-1-2013.....................    1,149
                                                                -------
                                                                  1,916
                                                                -------
            UTILITIES -- COMBINED -- 0.8%
    300     Princeton, MN,
              5.00%, Public Utility Sys Rev 4-1-2024..........      306
                                                                -------
            UTILITIES -- ELECTRIC -- 4.4%
    500     Chaska, MN,
              5.00%, Electric Rev 10-1-2030...................      517
    500     Minnesota Power Agency,
              5.25%, Electric Rev 10-1-2019...................      550
    500     Northern MN Municipal Power Agency,
              5.30%, Electric Sys Rev FSA 1-1-2021............      537
                                                                -------
                                                                  1,604
                                                                -------
            UTILITIES -- WATER AND SEWER -- 4.7%
    500     Minneapolis, MN,
              4.75%, Metro Council Water Treatment
              12-1-2016.......................................      541
  1,000     Puerto Rico Commonwealth Aqueduct & Sewer Auth
              Rev,
              6.25%, 7-1-2013.................................    1,180
                                                                -------
                                                                  1,721
                                                                -------
            Total municipal bonds
              (cost $32,136)..................................  $34,156
                                                                -------
SHORT-TERM INVESTMENTS -- 4.8%
            FINANCE -- 4.8%
 $1,741     State Street Bank Tax Free Money Market, Current
              rate -- 2.24% K.................................  $ 1,741
                                                                -------
            Total short-term investments
              (cost $1,741)...................................  $ 1,741
                                                                -------
            Total investments in securities
              (cost $33,877) O................................  $35,897
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $33,877 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation..........................  $2,035
      Unrealized depreciation..........................     (15)
                                                         ------
      Net unrealized appreciation......................  $2,020
                                                         ======

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  I The cost of securities purchased on a when-issued basis at April 30, 2005 was $751.

  K Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2005.

 Z The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

      AMT   -- Alternative Minimum Tax
      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      GO    -- General Obligations
      IDA   -- Industrial Development Authority Bond
      IDR   -- Industrial Development Revenue Bond
      ISD   -- Independent School District
      MBIA  -- Municipal Bond Insurance Association
      PA    -- Port Authority
      PCR   -- Pollution Control Revenue Bond
      USD   -- United School District

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE NATIONAL FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
 MUNICIPAL BONDS -- 96.4%
            ALABAMA -- 2.1%
 $1,855     Huntsville, AL,
              5.25%, GO 5-1-2022..............................  $ 2,033
                                                                -------
            ARIZONA -- 6.2%
    475     AZ Sundance Community Fac Dist,
              7.125%, Special Assessment Rev 7-1-2027.........      492
  1,800     Phoenix, AZ,
              6.25%, GO 7-1-2017..............................    2,226
  1,000     Pima County, AZ,
              5.60%, Noah Webster Basic School
              12-15-2019......................................    1,003
  1,100     Pima County, AZ,
              5.75%, Charter Schools Proj 7-1-2016............    1,117
  1,000     Pima County, AZ,
              6.10%, Charter Schools Proj 7-1-2024............    1,014
    200     Vistancia, AZ,
              6.75%, Community Fac Dist GO 7-15-2022..........      215
                                                                -------
                                                                  6,067
                                                                -------
            CALIFORNIA -- 12.2%
    500     California,
              6.75%, GO 8-1-2011..............................      590
  1,000     California State Public Works Board,
              5.25%, 6-1-2030.................................    1,055
     80     California State Water Dept,
              5.50%, Water Res Dev 12-1-2010..................       90
    750     California State Water Dept,
              5.875%, Res Power Supply Rev 5-1-2016...........      848
    250     Capistrano, CA,
              5.875%, USD Comm Fac Dist Special Tax #90-2
              Talega 9-1-2021.................................      262
    250     Capistrano, CA,
              5.90%, USD Comm Fac Dist Special Tax #90-2
              Talega 9-1-2020.................................      263
     95     Eastern California Municipal Water Dist,
              5.70%, Comm Fac Special Tax Improvement Area A
              #2001-02 9-1-2018...............................       97
    625     Indio, CA,
              5.625%, Public FA Rev Local Agency 9-2-2018.....      644
     38     Indio, CA,
              6.35%, Public Improvement Act 1915 Special
              Assessment #2002-3 GO 9-2-2027..................       39
    400     Jurupa, CA,
              5.875%, Comm Services Dist #6 Special Tax
              9-1-2032........................................      408
    750     Lathrop, CA,
              6.00%, FA Rev Water Supply Proj 6-1-2035........      768
    500     Moreno Valley, CA,
              6.00%, USD Comm Fac Dist Special Tax #2002-1
              9-1-2022........................................      524
    700     Oceanside, CA,
              5.70%, Comm Dev GO 9-1-2025.....................      742
    535     Palm Springs, CA,
              5.50%, Comm Redev Agency 9-1-2023...............      565

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            CALIFORNIA -- (CONTINUED)
 $  495     Perris, CA,
              6.25%, Public FA Local Agency Rev GO 9-1-2033...  $   511
  1,000     Pomona, CA,
              5.50%, Public FA Rev Sub-Merged Redev
              2-1-2023........................................    1,042
    500     San Diego, CA,
              5.25%, Redev Agency Centre City Sub Pkg
              9-1-2026........................................      513
  1,000     San Francisco, CA,
              2.89% Bay Area Toll Auth 4-1-2039 K.............    1,000
  1,000     San Manuel Entertainment,
              4.50%, 12-1-2016 M..............................    1,002
    800     Val Verde, CA,
              6.00%, USD FA Special Tax Rev Jr Lien
              10-1-2021.......................................      833
                                                                -------
                                                                 11,796
                                                                -------
            FLORIDA -- 5.3%
  1,000     Bellalgo, FL,
              5.85%, Educ Fac Benefits Dist FL Capital
              Improvement Rev 5-1-2022........................    1,032
  1,000     Collier County, FL,
              5.375%, School Board Cert of Participation FSA
              2-15-2020.......................................    1,095
    490     Florida Colonial Country Club Comm Dev Dist,
              6.40%, Cap Imp Rev 5-1-2033 M...................      521
  1,250     Florida Dept of Environmental Protection
              Preservation, 5.375%, Rev MBIA 7-1-2015.........    1,399
    325     Gateway Services,
              5.50%, Comm Dev Dist of FL Special Assessment
              Sun City Center Fort Meyers Proj 5-1-2010.......      332
    750     Hollywood, FL,
              5.125%, Comm Redev Agency 3-1-2014..............      778
                                                                -------
                                                                  5,157
                                                                -------
            GEORGIA -- 5.5%
    750     Augusta, GA,
              5.15%, Airport Rev Passenger Fac Charge
              1-1-2035........................................      758
  1,105     Fulton County, GA,
              5.375%, School Dist GO 1-1-2018.................    1,274
     35     Fulton County, GA,
              6.375%, Water & Sewer Rev FGIC 1-1-2014.........       41
  1,765     Fulton County, GA,
              6.375%, Water & Sewer Rev FGIC Part Prerefunded
              1-1-2014........................................    2,070
    960     Georgia Municipal Electric Auth,
              6.50%, Power Rev 1-1-2017.......................    1,182
     40     Georgia Municipal Electric Auth,
              6.50%, Power Rev 1-1-2017.......................       48
                                                                -------
                                                                  5,373
                                                                -------
            ILLINOIS -- 6.0%
    960     Chicago, IL,
              5.25%, Board of Educ GO MBIA 12-1-2019..........    1,042

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE NATIONAL FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- (CONTINUED)
            ILLINOIS -- (CONTINUED)
 $1,000     Chicago, IL,
              6.75%, Tax Increment Allocation Jr Lien Pilsen
              Redev 6-1-2022..................................  $ 1,045
    500     Illinois Educ FA,
              5.70%, Rev Ref Augustana College 10-1-2032......      526
    500     Plano, IL,
              6.10%, Lakewood Springs Proj Special Services
              Area 3-1-2035...................................      502
    500     Round Lake, IL,
              6.70%, Special Tax Rev 3-1-2033.................      535
  1,000     Wauconda, IL,
              6.625%, Special Service Area #1 Special Tax
              Liberty Lakes Proj 3-1-2033.....................    1,021
  1,000     Yorkville, IL,
              6.875%, United City Special Svc Area Special Tax
              #2003-100 Raintree Village Proj 3-1-2033........    1,047
                                                                -------
                                                                  5,718
                                                                -------
            KENTUCKY -- 1.1%
  1,000     Christian County, KY,
              6.00%, Hosp Rev Ref Jennie Stuart Medical
              7-1-2013........................................    1,046
                                                                -------
            LOUISIANA -- 0.5%
    500     Louisiana Public FA Rev,
              5.50%, Ochsner Clinic Foundation Proj
              5-15-2027.......................................      524
                                                                -------
            MARYLAND -- 1.1%
  1,000     Maryland Economic Dev Corp,
              6.50%, Student Housing Rev Univ of Maryland
              College Park Proj 6-1-2027......................    1,094
                                                                -------
            MASSACHUSETTS -- 2.2%
  1,000     Massachusetts State Health & Educ Facilities,
              2.81%, 7-1-2029 K...............................    1,000
    940     Massachusetts,
              5.25%, GO Consolidated Loan 3-1-2021............    1,043
     60     Massachusetts,
              5.25%, GO Consolidated Loan FSA Prerefunded 67
              3-1-2021........................................       67
                                                                -------
                                                                  2,110
                                                                -------
            MICHIGAN -- 5.2%
    500     Detroit, MI, 5.50%, GO MBIA 4-1-2020..............      555
  1,750     Detroit, MI,
              6.50%, Water Supply Sys Ref Rev FGIC 7-1-2015...    2,150
  1,000     Macomb County, MI,
              5.75%, Hosp FA Rev Mt Clemens Gen Hosp
              11-15-2025......................................    1,008
    500     Michigan Hosp FA,
              5.625%, Rev Ref Henry Ford Health Sys
              3-1-2017........................................      550

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            MICHIGAN -- (CONTINUED)
 $  750     Michigan Strategic Fund Ltd,
              5.50%, Rev Ref Dow Chemical Proj AMT
              12-1-2028.......................................  $   822
                                                                -------
                                                                  5,085
                                                                -------
            MINNESOTA -- 5.7%
    750     California Statewide Community Development Auth,
              5.25%, Daughter of Charity Health 7-1-2030......      781
    250     Duluth, MN,
              4.20%, Seaway PA IDA Dock & Wharf Rev Ref
              Cargill Inc Proj 5-1-2013.......................      256
    750     Minneapolis, MN,
              6.00%, Health Care System Allina Health
              11-15-2018......................................      845
    900     Minnesota Residential Housing Fin Agency,
              5.00%, 1-1-2020.................................      919
    500     Ramsey, MN,
              6.50%, Lease Rev Pact Charter School Proj
              12-1-2022.......................................      510
    500     St Paul, MN,
              6.75%, Redev Auth Rev Ref Achieve Language
              Academy 12-1-2022...............................      507
                                                                -------
                                                                  3,818
                                                                -------
            MISSISSIPPI -- 0.3%
    250     Lowndes County, MS,
              6.80%, Solid Waste Disposal & Pollution Control
              Rev Ref Weyerhaeuser Co Proj 4-1-2022...........      307
                                                                -------
            MISSOURI -- 0.6%
    500     Missouri State Dev Fin Board Infrastructure,
              5.50%, Branson 12-1-2032........................      528
                                                                -------
            NEVADA -- 1.6%
  1,000     Clark County, NV,
              6.375%, Impt Dist #142 8-1-2023.................    1,030
    500     North Las Vegas, NV,
              6.40%, Local Special Impt Dist #60 Aliante
              12-1-2022.......................................      515
                                                                -------
                                                                  1,545
                                                                -------
            NEW HAMPSHIRE -- 0.8%
    750     New Hampshire Health & Educ Fac Auth Rev,
              5.60%, Elliot Hosp 10-1-2022....................      795
                                                                -------
            NEW JERSEY -- 4.5%
  1,250     Middlesex County, NJ,
              5.00%, Improvement Auth Street Student Housing
              Proj 8-15-2018..................................    1,300
    750     New Jersey Educ Fac Auth Rev,
              5.125%, Stevens Institute of Technology
              7-1-2022........................................      786
    275     New Jersey Educ Fac Auth Rev,
              6.00%, Fairleigh Dickinson University
              7-1-2025........................................      295
    500     New Jersey Educ Fac Auth Rev,
              6.50%, Georgian Court College 7-1-2033..........      563

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- (CONTINUED)
            NEW JERSEY -- (CONTINUED)
 $  500     New Jersey Health Care Fac FA Rev,
              6.50%, PascackValley Hospital 7-1-2023..........  $   496
    800     New Jersey,
              5.625%, Economic Dev Auth Rev Cigarette Tax
              6-15-2019.......................................      848
                                                                -------
                                                                  4,288
                                                                -------
            NEW MEXICO -- 0.7%
    665     Cabezon, NM,
              5.20%, Public Improvement Dist 9-1-2015.........      656
                                                                -------
            NEW YORK -- 5.7%
    250     Dutchess County, NY,
              5.00%, IDA Civic Fac Rev Ref Marist College
              7-1-2022........................................      261
    800     New York Dorm Auth Rev,
              5.25%, Methodist Hosp 7-1-2019..................      862
    500     New York State Govt Assistance Corp.,
              2.91%, 4-1-2019 K...............................      500
    400     New York, NY,
              5.65%, IDA Brooklyn Navy Yard Cogen Partners AMT
              10-1-2028.......................................      394
  1,000     New York, NY, 5.75%, GO 3-1-2016..................    1,118
    575     New York, NY, 8.25%, GO 6-1-2005..................      577
    425     New York, NY, 8.25%, GO 6-1-2005..................      427
    300     Saratoga, NY,
              5.00%, Ind Dev Saratoga Hosp Proj 12-1-2013.....      319
    620     Utica, NY,
              6.875%, IDA Civic Fac Rev Utica College
              12-1-2014.......................................      668
    400     Westchester County, NY,
              6.375%, IDA Continuing Care Retirement
              Mtg-Kendal on Hudson Proj 1-1-2024..............      419
                                                                -------
                                                                  5,545
                                                                -------
            NORTH CAROLINA -- 1.1%
    500     North Carolina Eastern Municipal Power Agency,
              5.375%, Power Sys Rev Ref 1-1-2017..............      533
    500     North Carolina Municipal Power Agency,
              5.50%, Catawba Elec Rev 1-1-2014................      551
                                                                -------
                                                                  1,084
                                                                -------
            OHIO -- 1.9%
    300     Cuyahoga County, OH,
              5.50%, Rev Ref 1-1-2029.........................      316
  1,270     Hamilton, OH,
              6.15%, School Dist Improvement 12-1-2016........    1,545
                                                                -------
                                                                  1,861
                                                                -------
            OTHER U.S. TERRITORIES -- 2.0%
  1,000     Puerto Rico Commonwealth,
              5.00%, Ref GO 7-1-2030..........................    1,080
    800     Puerto Rico Commonwealth,
              5.25%, Public Impt GO 7-1-2019..................      873

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
            OTHER U.S. TERRITORIES -- (CONTINUED)
 $  110     University Virgin Islands,
              5.00%, GO 12-1-2021.............................  $   114
    750     Virgin Islands Public FA,
              6.125%, Refinery Fac Rev Hovenska Refinery AMT
              7-1-2022........................................      817
                                                                -------
                                                                  2,884
                                                                -------
            PENNSYLVANIA -- 4.3%
    625     Carbon County, PA,
              6.65%, IDA Ref Panther Creek Partners Proj AMT
              5-1-2010........................................      674
  1,000     Lehigh County, PA,
              5.375%, Gen Purpose Auth Rev Saint Lukes
              Bethlehem Hosp 8-15-2033........................    1,027
    800     Montgomery County PA,
              6.125%, Ind Dev Auth Rev Whitemarsh Continuing
              Care Proj 2-1-2028..............................      835
  1,000     Pennsylvania Higher Educ Fac Auth,
              5.25%, Widener Univ 7-15-2024...................    1,051
    500     Susquehanna, PA,
              5.375%, Regional Airport Auth Sys Rev Sub
              1-1-2018........................................      522
                                                                -------
                                                                  4,109
                                                                -------
            RHODE ISLAND -- 5.6%
    250     Rhode Island Health & Educ Bldg Corp.,
              6.50%, Hosp Financing 8-15-2032.................      279
  5,000     Rhode Island, 6.00%, Tobacco Settlement Funding
              Corp. 6-01-2023.................................    5,043
                                                                -------
                                                                  5,322
                                                                -------
            SOUTH CAROLINA -- 1.1%
  1,000     Dorchester County, SC,
              5.25%, School Dist #2 Installment Pur Rev
              Growth Remedy Oppty Hike 12-1-2024..............    1,060
                                                                -------
            TENNESSEE -- 0.5%
    500     McMinn County, TN,
              7.625%, IDA PCR Calhoun Newsprint Co Proj AMT
              3-1-2016........................................      504
                                                                -------
            TEXAS -- 2.8%
  1,000     Clear Creek, TX,
              5.00%, ISD GO 2-15-2018.........................    1,074
  1,000     Matagorda County, TX,
              5.60%, Navigation Dist #1 Rev Ref Centerpoint
              Energy Proj 3-1-2027............................    1,040
    500     Sam Rayburn Municipal Power Agency, TX,
              5.50%, Rev Ref 10-1-1010........................      528
                                                                -------
                                                                  2,642
                                                                -------
            UTAH -- 0.6%
    500     Utah,
              5.375%, GO 7-1-2011.............................      560
                                                                -------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE NATIONAL FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                         VALUE U
---------                                                       -------
MUNICIPAL BONDS -- (CONTINUED)
            VIRGINIA -- 1.7%
 $  500     Norfolk, VA,
              6.00%, Redev & Housing Auth First Mort
              Retirement Comm 1-1-2025........................  $   507
  1,000     Peninsula PA of Virginia,
              6.00%, Port Fac CSX Transportation Proj Rev Ref
              12-15-2012......................................    1,120
                                                                -------
                                                                  1,627
                                                                -------
            WASHINGTON -- 5.4%
    670     King County, WA,
              5.00%, ISD #210 GO 6-1-2019.....................      713
  4,500     Seattle, WA,
              2.94%, System Rev 3-1-2032 K....................    4,500
                                                                -------
                                                                  5,213
                                                                -------
            WISCONSIN -- 2.1%
  1,305     Sparta, WI,
              5.90%, School Dist Ref GO FGIC 3-1-2016.........    1,469
    500     Wisconsin Housing & Economic Dev Auth,
              4.85%, GO Home Ownership Rev 9-1-2017...........      519
                                                                -------
                                                                  1,988
                                                                -------
            Total municipal bonds
              (cost $87,596)..................................  $92,339
                                                                -------
SHORT-TERM INVESTMENTS -- 1.8%
            MINNESOTA -- 1.8%
 $1,709     State Street Bank Tax Free Money Market, Current
              rate -- 2.23% K.................................  $ 1,709
                                                                -------
            Total short-term investments
              (cost $1,709)...................................  $ 1,709
                                                                -------
            Total investments in securities
              (cost $89,305)O.................................  $94,048
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
    O At April 30, 2005, the cost of securities for federal income tax purposes is $89,305 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation..........................  $4,752
   Unrealized depreciation..........................      (9)
                                                      ------
   Net unrealized appreciation......................  $4,743
                                                      ======

    U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

    M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other
       "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2005, was $1,523, which represents 1.59% of total net assets.

    K Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2005.




      AMT   -- Alternative Minimum Tax
      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      GO    -- General Obligations
      IDA   -- Industrial Development Authority Bond
      IDR   -- Industrial Development Revenue Bond
      ISD   -- Independent School District
      MBIA  -- Municipal Bond Insurance Association
      PA    -- Port Authority
      PCR   -- Pollution Control Revenue Bond
      USD   -- United School District

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE NEW YORK FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
  MUNICIPAL BONDS -- 98.2%
            AIRPORT REVENUES -- 1.5%
  $200      Monroe County, NY,
              5.25%, Airport Auth Rev Ref Greater Rochester
              International 1-1-2014..........................  $   217
                                                                -------
            GENERAL OBLIGATIONS -- 34.7%
   200      New York State Govt Assistance Corp.,
              2.99%, 4-1-2019 K...............................      200
   500      New York, NY,
              3.05%, Transitional FA NYC Recovery 11-1-2022
              K...............................................      500
   250      New York, NY, 2.95%, GO 8-1-2009 K................      250
   425      New York, NY, 5.75%, GO 3-1-2016..................      475
   450      New York, NY, 5.00%, GO 3-1-2030..................      467
   500      Niagara Falls New York City School District
              Certificate Participation,
              5.00%, 6-15-2028 I..............................      525
   250      Puerto Rico Commonwealth,
              5.00%, Ref GO 7-1-2030..........................      270
   200      Puerto Rico Commonwealth,
              5.25%, Public Impt GO 7-1-2019..................      218
 1,000      Puerto Rico Tobacco Settlement Fund,
              5.50%, 5-15-2039................................    1,000
   400      Tobacco Settlement FA of NY,
              5.50%, GO 6-1-2022..............................      441
   700      Triborough Bridges and Tunnel Auth.,
              3.00%, 11-1-2032 K..............................      700
   110      University Virgin Islands,
              5.00%, GO 12-1-2021.............................      114
                                                                -------
                                                                  5,160
                                                                -------
            HEALTH CARE/SERVICES -- 7.7%
   125      Chemung County, NY,
              5.00%, IDA Civic Fac Rev Arnot Ogden Medical Ctr
              Constr 11-1-2034................................      126
   445      New York Dorm Auth Rev,
              5.00%, Mental Health Services Fac 2-15-2018.....      479
     5      New York Dorm Auth Rev,
              5.00%, Mental Health Services Fac 2-15-2018.....        5
   200      New York Dorm Auth Rev,
              5.25%, Methodist Hosp 7-1-2019..................      216
   200      Saratoga, NY,
              5.00% Ind Dev Saratoga Hosp Proj 12-1-2014......      212
   100      Westchester County, NY,
              6.375%, IDA Continuing Care Retirement
              Mtg-Kendal on Hudson Proj 1-1-2024..............      105
                                                                -------
                                                                  1,143
                                                                -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 23.9%
   250      Dutchess County, NY,
              5.00%, IDA Civic Fac Rev Ref Marist College
              7-1-2022........................................      261
   450      New York Dorm Auth Lease Rev,
              5.00%, State Univ Dorm Fac 7-1-2032.............      497

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- (CONTINUED)
  $425      New York Dorm Auth Lease Rev,
              5.50%, Court Fac 5-15-2020......................  $   467
   190      New York Dorm Auth Rev,
              5.00%, Fordham Univ FGIC 7-1-2020...............      202
   400      New York Dorm Auth Rev,
              5.00%, Mount St Mary College 7-1-2027...........      416
   450      New York Dorm Auth Rev,
              5.125%, St Barnabas FHA AMBAC 2-1-2022..........      481
   135      New York Dorm Auth Rev,
              5.25%, Rochester Univ 7-1-2022..................      147
   250      New York Dorm Auth Rev,
              5.50%, Brooklyn Law School 7-1-2019.............      275
   200      New York Dorm Auth Rev,
              5.50%, Winthrop South Nassau Univ 7-1-2023......      210
   250      New York Dorm Auth,
              5.25%, Upstate Comm College 7-1-2021............      273
   200      Otsego County, NY,
              6.00%, IDA Civic Fac Rev Hartwick College Proj
              7-1-2011........................................      215
   100      Utica, NY,
              6.875%, IDA Civic Fac Rev Utica College
              12-1-2014.......................................      108
                                                                -------
                                                                  3,552
                                                                -------
            HOUSING (HFA'S, ETC.) -- 4.7%
   200      Grand Central, NY, Dist Management Assoc Inc,
              5.00%, Ref Cap Impt Business Impt 1-1-2022......      213
   425      New York Urban Dev Corp Rev,
              5.50%, Personal Income Tax FGIC 3-15-2017.......      488
                                                                -------
                                                                    701
                                                                -------
            INDUSTRIAL -- 2.4%
   100      Albany, NY, IDA,
              5.00% New Covenant Charter School 5-1-2007 I....      100
   250      New York, NY, Ind Dev Agency Civic Fac Rev,
              5.25%,YMCA of Greater NY Proj 8-1-2021..........      261
                                                                -------
                                                                    361
                                                                -------
            LAND DEVELOPMENT -- 0.8%
   100      New York, NY,
              5.65%, IDA Brooklyn Navy Yard Cogen Partners
              10-1-2028.......................................       99
                                                                -------
            MISCELLANEOUS -- 5.0%
   450      New York, NY,
              5.00%, Transitional FA Future Tax Secured
              8-1-2023........................................      475

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TAX-FREE NEW YORK FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
MUNICIPAL BONDS -- (CONTINUED)
            MISCELLANEOUS -- (CONTINUED)
  $250      Virgin Islands Public FA,
              6.125%, Refinery Fac Rev Hovenska Refinery
              7-1-2022........................................  $   272
                                                                -------
                                                                    747
                                                                -------
            POLLUTION CONTROL -- 3.2%
   450      New York Environmental Fac Corp,
              5.00%, 7-15-2026................................      474
                                                                -------
            PUBLIC FACILITIES -- 3.1%
   450      St. Lawrence, NY,
              5.00%, IDA Civic Fac Rev Clarkson Univ Proj
              7-1-2023........................................      465
                                                                -------
            TRANSPORTATION -- 6.4%
   450      New York Metropolitan Transportation Auth,
              5.125%, 11-15-2031..............................      470
   450      PA of NY & NJ GO, 5.00%, 11-1-2021................      482
                                                                -------
                                                                    952
                                                                -------
            UTILITIES -- ELECTRIC -- 1.7%
   250      New York Energy Research & Dev Auth,
              5.30%, Elec Fac Rev Adj Long
              Island Lighting Co Proj 8-1-2025................      259
                                                                -------
            UTILITIES -- WATER AND SEWER -- 3.1%
   450      Jefferson County, NY,
              5.20%, IDA Waste Disp 12-1-2020.................      458
                                                                -------
            Total municipal bonds
              (cost $14,070)..................................  $14,588
                                                                -------
SHORT-TERM INVESTMENTS -- 2.5%
            FINANCE -- 2.5%
  $368      Dreyfus Basic New York Municipal Money Market
              Fund, Current rate -- 2.33%K....................  $   368
                                                                -------
            Total short-term investments
              (cost $368).....................................  $   368
                                                                -------
            Total investments in securities
              (cost $14,438) O................................  $14,956
                                                                =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $14,438 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation............................  $521
      Unrealized depreciation............................    (3)
                                                           ----
      Net unrealized appreciation........................  $518
                                                           ====

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  K Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2005.

  I The cost of securities purchased on a when-issued basis at April 30, 2005, was $615.

      AMT   -- Alternative Minimum Tax
      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      GO    -- General Obligations
      IDA   -- Industrial Development Authority Bond
      IDR   -- Industrial Development Revenue Bond
      ISD   -- Independent School District
      MBIA  -- Municipal Bond Insurance Association
      PA    -- Port Authority
      PCR   -- Pollution Control Revenue Bond
      USD   -- United School District

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TOTAL RETURN BOND FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 PREFERRED STOCKS -- 0.5%
            FINANCE -- 0.5%
 $    63    Goldman Sachs Group, Inc., Conv., 11-10-2049......  $  1,574
      60    HSBC USA, Inc., Conv., 10-1-2049..................     1,497
                                                                --------
            Total preferred stocks (cost $3,075)..............  $  3,071
                                                                --------
PRINCIPAL
 AMOUNT
---------
 MUNICIPAL BONDS -- 0.5%
            GENERAL OBLIGATIONS -- 0.5%
 $ 3,000    Illinois GO, 5.10%, Taxable Pension, 6-1-2033.....  $  2,955
                                                                --------
            Total municipal bonds (cost $3,000)...............  $  2,955
                                                                --------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 10.9%
            FINANCE -- 10.6%
   1,215    American Express Credit Account Master Trust,
              3.45%, 2-15-2012 MK.............................  $  1,217
     392    AQ Finance CEB Trust,
              8.02%, 8-25-2033 MK.............................       388
     151    Asset Backed Funding Corp. NIM Trust,
              4.55%, 12-26-2033 M.............................       150
  49,830    Banc of America Commercial Mortgage, Inc.,
              4.08%, 12-10-2042 W.............................     1,349
   6,980    Banc of America Commercial Mortgage, Inc.,
              6.02%, 9-11-2036 M W............................     1,015
     800    Bank One Issuance Trust,
              4.77%, 2-16-2016................................       790
  14,550    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.07%, 7-11-2042 W..............................       620
  11,607    Bear Stearns Commercial Mortgage Securities, Inc.,
              4.12%, 11-11-2041 W.............................       413
  26,290    Bear Stearns Commercial Mortgage Securities, Inc.,
              5.50%, 2-11-2041 M W............................       631
     782    California Infrastructure & Economic Development,
              6.38%, 9-25-2008................................       799
     960    Capital One Multi-Asset Execution Trust,
              3.50%, 2-17-2009................................       956
   1,430    Chase Credit Card Master Trust,
              5.50%, 11-17-2008...............................     1,459
   2,290    Citibank Credit Card Issuance Trust,
              5.00%, 6-10-2015................................     2,290
   1,375    Citigroup Commercial Mortgage Trust,
              5.25%, 4-15-2040................................     1,419
   1,300    CNH Equipment Trust,
              4.02%, 4-15-2009................................     1,299
     778    Conseco Finance Securitizations Corp.,
              5.79%, 5-1-2033.................................       785
     299    Countrywide Asset-Backed Certificates,
              5.46%, 5-25-2035................................       302
     636    CS First Boston Mortgage Securities Corp.,
              2.08%, 5-15-2038................................       614

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
 $ 1,750    Fleet Credit Card Master Trust II,
              7.02%, 2-15-2008................................  $  1,769
   2,500    GE Capital Commercial Mortgage Corp.,
              4.12%, 3-10-2040................................     2,460
   2,700    GE Capital Commercial Mortgage Corp.,
              4.37%, 1-10-2038................................     2,677
  12,908    GMAC Commercial Mortgage Securities, Inc.,
              4.10%, 12-10-2041 W.............................       410
  31,000    Goldman Sachs Mortgage Securities Corp. II,
              4.38%, 8-10-2038 W..............................       489
   1,650    Goldman Sachs Mortgage Securities Corp. II,
              4.60%, 8-10-2038................................     1,659
     366    Green Tree Financial Corp.,
              6.27%, 6-1-2030.................................       372
     410    Green Tree Financial Corp.,
              7.24%, 6-15-2028................................       437
     136    Home Equity Asset Trust,
              5.25%, 4-27-2034 M..............................       136
   2,700    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              3.84%, 1-12-2039................................     2,599
  58,073    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.07%, 1-15-2042 W..............................     1,290
 106,329    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.82%, 8-12-2037 W..............................       642
   1,900    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              4.87%, 3-15-2046................................     1,916
  24,748    J.P. Morgan Chase Commercial Mortgage Securities
              Corp.,
              5.50%, 1-15-2038 M W............................     1,078
   1,569    LB-UBS Commercial Mortgage Trust,
              2.72%, 3-15-2007................................     1,529
   1,785    LB-UBS Commercial Mortgage Trust,
              3.34%, 9-15-2027................................     1,747
   3,000    LB-UBS Commercial Mortgage Trust,
              4.80%, 12-15-2029...............................     2,993
   1,005    Long Beach Asset Holdings Corp.,
              4.12%, 2-25-2035 M..............................     1,005
     681    Morgan Stanley Auto Loan Trust,
              5.00%, 3-15-2012 M..............................       675
     157    Morgan Stanley Capital I,
              5.91%, 11-15-2031...............................       159
   1,175    Morgan Stanley Capital I,
              7.65%, 4-30-2039 MK.............................     1,257
     372    Morgan Stanley Dean Witter Capital I,
              4.57%, 12-18-2032...............................       373
  12,535    Morgan Stanley Dean Witter Capital I,
              8.05%, 8-25-2032 V W............................       600
  12,535    Morgan Stanley Dean Witter Capital I,
              0.00%, 8-25-2032 V..............................        @@
   3,050    Oncor Electric Delivery Transition Bond Co.,
              4.03%, 2-15-2012................................     3,027
     880    Park Place Securities, Inc.,
              3.40%, 9-25-2034 K..............................       884

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TOTAL RETURN BOND FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $ 1,400    Peco Energy Transition Trust,
              6.13%, 3-1-2009.................................  $  1,473
     650    Popular ABS Mortgage Pass-Through Trust,
              4.75%, 12-25-2034...............................       640
     540    Popular ABS Mortgage Pass-Through Trust,
              5.42%, 4-25-2035................................       546
   1,125    Providian Gateway Master Trust,
              3.35%, 9-15-2011 M..............................     1,104
   1,450    Providian Gateway Master Trust,
              3.80%, 11-15-2011 M.............................     1,436
   1,750    PSE&G Transition Funding LLC,
              6.45%, 3-15-2013................................     1,914
     800    Renaissance Home Equity Loan Trust,
              5.36%, 5-25-2035................................       801
   2,080    Residential Asset Mortgage Products, Inc.,
              3.19%, 5-25-2034................................     2,091
     550    Residential Asset Mortgage Products, Inc.,
              4.98%, 8-25-2034................................       554
     237    Soundview Home Equity Loan Trust, Inc.,
              8.64%, 5-25-2030................................       241
   2,960    Standard Credit Card Master Trust,
              6.55%, 1-7-2007.................................     2,999
     695    Structured Asset Securities Corp.,
              2.94%, 2-25-2035................................       695
  10,513    Wachovia Bank Commercial Mortgage Trust,
              3.65%, 2-15-2041 M W............................       427
   1,375    Wachovia Bank Commercial Mortgage Trust,
              4.72%, 1-15-2041................................     1,381
                                                                --------
                                                                  64,981
                                                                --------
            TRANSPORTATION -- 0.1%
     570    Connecticut RRB Special Purpose Trust,
              6.21%, 12-30-2011...............................       616
                                                                --------
            UTILITIES -- 0.2%
     109    Illinois Power Special Purpose Trust,
              5.38%, 6-25-2007................................       109
     805    Pacific Gas & Electric Energy Recovery Funding
              LLC,
              3.87%, 6-25-2011................................       802
                                                                --------
                                                                     911
                                                                --------
            Total asset backed and commercial mortgage
              securities (cost $67,114).......................  $ 66,508
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 35.0%
            BASIC MATERIALS -- 2.0%
     800    Carter Holt Harvey Ltd.,
              9.50%, 12-1-2024................................  $  1,112
   1,430    Domtar, Inc.,
              7.875%, 10-15-2011..............................     1,538
     504    Dow Chemical Co.,
              7.00%, 8-15-2005................................       509
     275    Georgia Gulf Corp.,
              7.625%, 11-15-2005 H............................       278

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            BASIC MATERIALS -- (CONTINUED)
 $ 1,500    ICI Wilmington, Inc.,
              4.375%, 12-1-2008...............................  $  1,483
   1,200    Inco Ltd.,
              7.75%, 5-15-2012................................     1,392
   1,155    Lubrizol Corp.,
              5.50%, 10-1-2014................................     1,175
     600    Placer Dome, Inc.,
              7.125%, 6-15-2007...............................       633
   1,900    Potlatch Corp.,
              12.50%, 12-1-2009...............................     2,364
   2,000    Union Camp Corp.,
              7.00%, 8-15-2006................................     2,064
                                                                --------
                                                                  12,548
                                                                --------
            CAPITAL GOODS -- 1.0%
   2,045    Bombardier, Inc.,
              6.30%, 5-1-2014 MH..............................     1,759
     965    Briggs & Stratton Corp.,
              8.875%, 3-15-2011...............................     1,110
   1,500    Rockwell Automation, Inc.,
              6.70%, 1-15-2028................................     1,782
   1,145    Textron Financial Corp.,
              5.875%, 6-1-2007................................     1,185
                                                                --------
                                                                   5,836
                                                                --------
            CONSUMER CYCLICAL -- 1.1%
     710    Foster's Finance Corp.,
              4.875%, 10-1-2014 M.............................       693
     300    Nine West Group, Inc.,
              8.375%, 8-15-2005...............................       303
   1,560    PHH Corp.,
              7.125%, 3-1-2013................................     1,730
   2,980    Pulte Homes, Inc.,
              6.00%, 2-15-2035................................     2,777
     930    Staples, Inc.,
              7.125%, 8-15-2007...............................       990
                                                                --------
                                                                   6,493
                                                                --------
            CONSUMER STAPLES -- 1.0%
   3,110    Cadbury Schweppes Finance plc,
              5.00%, 6-26-2007................................     3,158
     655    Conagra Foods, Inc.,
              7.125%, 10-1-2026...............................       786
   2,200    General Mills, Inc.,
              2.625%, 10-24-2006..............................     2,156
                                                                --------
                                                                   6,100
                                                                --------
            ENERGY -- 2.4%
   1,015    Amerada Hess Corp.,
              7.30%, 8-15-2031................................     1,160
   1,275    Consolidated Natural Gas Co.,
              5.375%, 11-1-2006...............................     1,298
   1,190    Enterprise Products Operating L.P.,
              4.625%, 10-15-2009..............................     1,171
     500    Lasmo (USA), Inc.,
              7.50%, 6-30-2006................................       521

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            ENERGY -- (CONTINUED)
 $   650    Occidental Petroleum Corp.,
              7.375%, 11-15-2008..............................  $    716
     830    PanCanadian Petroleum Ltd.,
              6.30%, 11-1-2011................................       904
     860    Panhandle Eastern Pipeline,
              2.75%, 3-15-2007................................       836
   1,210    Pioneer Natural Resource,
              5.875%, 7-15-2016...............................     1,200
     681    Ras Laffan Liquefied Natural Gas Co. Ltd.,
              3.44%, 9-15-2009 M..............................       668
   1,150    Repsol International Finance B.V.,
              7.45%, 7-15-2005................................     1,160
   1,130    Schlumberger Ltd.,
              2.125%, 6-1-2023 H..............................     1,196
   1,600    Transocean Inc.,
              1.50%, 5-15-2021................................     1,566
     620    Valero Energy Corp.,
              7.50%, 4-15-2032................................       732
     380    Valero Energy Corp.,
              8.75%, 6-15-2030................................       497
     535    XTO Energy Inc.,
              5.00%, 1-31-2015................................       529
     585    XTO Energy, Inc.,
              5.30%, 6-30-2015................................       591
                                                                --------
                                                                  14,745
                                                                --------
            FINANCE -- 14.9%
     948    Abbey National plc,
              6.69%, 10-17-2005 H.............................       962
     910    Abbey National plc,
              6.70%, 6-29-2049................................       966
     800    Aetna, Inc.,
              7.375%, 3-1-2006................................       822
   1,125    Aetna, Inc.,
              7.875%, 3-1-2011................................     1,297
   1,420    American General Finance Corp.,
              3.875%, 10-1-2009...............................     1,378
   3,110    Amvescap plc,
              4.50%, 12-15-2009...............................     3,090
     800    Anthem, Inc.,
              6.80%, 8-1-2012.................................       898
   1,600    AvalonBay Communities, Inc.,
              8.25%, 7-15-2008................................     1,778
  13,620    Bundesobligation,
              3.50%, 10-10-2008...............................    18,076
   4,320    Bundesobligation,
              4.50%, 8-17-2007................................     5,829
   1,000    Camden Property Trust,
              4.375%, 1-15-2010...............................       979
   1,360    Capital One Bank Corp.,
              6.50%, 6-13-2013................................     1,471
   1,100    CIT Group, Inc.,
              4.00%, 5-8-2008.................................     1,087
     985    CIT Group, Inc.,
              4.125%, 11-3-2009...............................       967

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
 $ 1,200    Credit Suisse First Boston USA, Inc.,
              6.50%, 1-15-2012................................  $  1,323
     700    Duke Realty Corp.,
              5.25%, 1-15-2010................................       715
     600    ERAC USA Finance Co.,
              5.60%, 5-1-2015 M...............................       607
     465    ERAC USA Finance Co.,
              8.25%, 5-1-2005 M...............................       465
   1,400    ERP Operating L.P.,
              6.58%, 4-13-2015................................     1,539
   1,050    Fondo LatinoAmericano De Reservas,
              3.00%, 8-1-2006 M...............................     1,040
     800    Ford Motor Credit Co.,
              5.70%, 1-15-2010 H..............................       723
   1,400    Ford Motor Credit Co.,
              7.375%, 2-1-2011................................     1,311
   8,715    French Treasury Note,
              2.25%, 3-12-2007................................    11,220
   2,300    General Motors Acceptance Corp.,
              6.75%, 12-1-2014 H..............................     1,927
   2,895    Goldman Sachs Group, Inc.,
              5.25%, 4-1-2013.................................     2,945
   1,270    International Lease Finance Corp.,
              5.00%, 4-15-2010 H..............................     1,276
   1,625    J.P. Morgan Chase & Co.,
              5.125%, 9-15-2014...............................     1,640
   1,650    J.P. Morgan Chase & Co.,
              5.25%, 5-1-2015.................................     1,685
   1,450    J.P. Morgan Chase & Co.,
              7.875%, 6-15-2010...............................     1,665
   2,100    Manufacturers and Traders Trust Co.,
              2.99%, 6-20-2006 K..............................     2,100
   1,125    Merrill Lynch & Co., Inc.,
              4.125%, 9-10-2009...............................     1,112
   1,490    Mizuho Financial Group, Inc.,
              5.79%, 4-15-2014 M..............................     1,541
   1,270    Morgan Stanley,
              4.75%, 4-1-2014.................................     1,228
   1,130    National Rural Utilities Cooperative Finance
              Corp.,
              3.00%, 2-15-2006................................     1,124
   1,225    Navistar Financial Corp. Owner Trust,
              3.53%, 10-15-2012...............................     1,199
     725    PNC Funding Corp.,
              7.50%, 11-1-2009................................       811
     750    Prudential Insurance Co. of America,
              6.375%, 7-23-2006 M.............................       773
   1,450    Rabobank Capital Funding Trust III,
              5.25%, 12-29-2049 M.............................     1,450
   1,820    Simon Property Group, Inc.,
              7.875%, 3-15-2016 M.............................     2,134
     250    Southern Investments UK plc,
              6.80%, 12-1-2006................................       259
   1,150    St. Paul Companies, Inc.,
              8.125%, 4-15-2010...............................     1,323
     685    SunTrust Banks, Inc.,
              6.00%, 2-15-2026................................       751

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TOTAL RETURN BOND FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $   496    Travelers Property Casualty Corp.,
              5.00%, 3-15-2013 H..............................  $    498
     950    United Mexican States,
              4.625%, 10-8-2008...............................       943
     555    United Mexican States,
              5.875%, 1-15-2014...............................       561
     850    United Mexican States,
              8.125%, 12-30-2019..............................       995
   1,005    UnitedHealth Group, Inc.,
              4.125%, 8-15-2009 H.............................       992
     345    Verizon Global Funding Corp.,
              7.75%, 12-1-2030................................       429
     720    Wachovia Corp.,
              7.55%, 8-18-2005 H..............................       729
     720    Wellpoint Health Networks, Inc.,
              6.375%, 6-15-2006...............................       738
                                                                --------
                                                                  91,371
                                                                --------
            HEALTH CARE -- 0.6%
     740    Coventry Health Care, Inc.,
              5.875%, 1-15-2012...............................       736
     750    Humana, Inc.,
              7.25%, 8-1-2006.................................       776
     422    Manor Care, Inc.,
              6.25%, 5-1-2013.................................       452
     477    Manor Care, Inc.,
              7.50%, 6-15-2006................................       493
   1,300    Pharmacia Corp.,
              6.60%, 12-1-2028................................     1,522
                                                                --------
                                                                   3,979
                                                                --------
            SERVICES -- 2.4%
   1,370    American Greetings Corp.,
              6.10%, 8-1-2028.................................     1,415
   1,600    ARAMARK Services, Inc.,
              7.10%, 12-1-2006................................     1,667
     915    Army Hawaii Family Housing,
              5.52%, 6-15-2050 M..............................       925
     800    Cox Radio, Inc.,
              6.375%, 5-15-2005...............................       800
     670    FedEx Corp.,
              3.50%, 4-1-2009.................................       649
     575    Fiserv, Inc.,
              3.00%, 6-27-2008................................       549
   1,745    Harrah's Operating Co, Inc.,
              5.50%, 7-1-2010.................................     1,784
   1,000    Marriott International, Inc.,
              7.875%, 9-15-2009...............................     1,129
     700    News America Holdings, Inc.,
              7.70%, 10-30-2025...............................       824
     685    TCI Communications, Inc.,
              8.75%, 8-1-2015.................................       873
   1,650    Tele-Communications, Inc.,
              7.875%, 8-1-2013................................     1,947

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            SERVICES -- (CONTINUED)
 $ 1,025    Walt Disney Co.,
              6.375%, 3-1-2012................................  $  1,118
   1,240    WMX Technologies, Inc.,
              7.00%, 10-15-2006...............................     1,288
                                                                --------
                                                                  14,968
                                                                --------
            TECHNOLOGY -- 4.9%
   2,500    AT&T Wireless Services, Inc.,
              8.75%, 3-1-2031.................................     3,409
     530    BellSouth Corp.,
              6.00%, 11-15-2034...............................       547
   1,235    British Sky Broadcasting,
              7.30%, 10-15-2006...............................     1,291
   1,175    Computer Associates International, Inc.,
              5.625%, 12-1-2014 M.............................     1,169
   3,875    Cox Communications, Inc.,
              5.50%, 10-1-2015................................     3,860
   1,600    Deutsche Telekom International Finance B.V.,
              8.25%, 6-15-2005................................     1,609
     980    Deutsche Telekom International Finance B.V.,
              8.50%, 6-15-2010 H..............................     1,137
   2,450    France Telecom S.A.,
              8.00%, 3-1-2011.................................     2,824
   1,175    Intelsat Ltd.,
              6.50%, 11-1-2013................................       931
   1,225    Motorola, Inc.,
              8.00%, 11-1-2011 H..............................     1,435
     805    Raytheon Co.,
              4.50%, 11-15-2007...............................       822
     680    Raytheon Co.,
              6.55%, 3-15-2010................................       734
     655    Raytheon Co.,
              8.30%, 3-1-2010.................................       756
     750    SBC Communications, Inc.,
              5.10%, 9-15-2014................................       750
     720    SBC Communications Inc.,
              6.15%, 9-15-2034................................       747
     700    Sprint Capital Corp.,
              8.75%, 3-15-2032................................       941
   1,000    Telefonica Europe B.V.,
              7.35%, 9-15-2005................................     1,014
   1,000    TELUS Corp.,
              8.00%, 6-1-2011.................................     1,155
     685    Thomas & Betts Corp.,
              7.25%, 6-1-2013.................................       740
   3,100    Time Warner Entertainment Co. L.P.,
              8.375%, 3-15-2023...............................     3,900
                                                                --------
                                                                  29,771
                                                                --------
            TRANSPORTATION -- 0.1%
     819    American Airlines, Inc.,
              6.98%, 4-1-2011.................................       836
                                                                --------
            UTILITIES -- 4.6%
     500    Buckeye Partners, L.P.,
              5.30%, 10-15-2014...............................       504
   1,590    Carolina Power & Light Co.,
              5.125%, 9-15-2013...............................     1,613

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            UTILITIES -- (CONTINUED)
 $ 1,140    Carolina Power & Light Co.,
              6.125%, 9-15-2033...............................  $  1,228
   1,275    Centerpoint Energy, Inc.,
              6.85%, 6-1-2015.................................     1,417
     250    Cleveland Electric Illuminating Co.,
              7.13%, 7-1-2007.................................       264
   2,040    Commonwealth Edison Co.,
              4.70%, 4-15-2015................................     2,016
     400    Consumers Energy Co.,
              5.15%, 2-15-2017................................       395
     118    Consumers Energy Co.,
              6.25%, 9-15-2006................................       122
     565    Detroit Edison Co.,
              6.125%, 10-1-2010...............................       606
   1,175    Duke Energy Corp.,
              3.75%, 3-5-2008.................................     1,159
     970    Empresa Nacional de Electricidad SA,
              8.625%, 8-1-2015 H..............................     1,118
   1,400    Florida Power & Light Co.,
              5.65%, 2-1-2035.................................     1,490
   3,200    FPL Group Capital, Inc.,
              3.25%, 4-11-2006................................     3,185
     275    Kansas Gas & Electric Co.,
              6.20%, 1-15-2006................................       279
   2,730    Kinder Morgan Energy Partners L.P.,
              5.80%, 3-15-2035................................     2,665
   1,920    Monongahela Power Corp.,
              6.70%, 6-15-2014................................     2,097
     800    Northern States Power Co.,
              2.875%, 8-1-2006................................       789
   1,500    Northern States Power Co.,
              8.00%, 8-28-2012................................     1,806
   1,600    Pacificorp,
              5.45%, 9-15-2013................................     1,671
     200    Pacificorp,
              6.12%, 1-15-2006................................       203
     320    Potomac Edison Co.,
              5.35%, 11-15-2014 M.............................       322
     900    Public Service Co. of Colorado,
              4.875%, 3-1-2013................................       907
     656    Southern California Edison Co.,
              8.00%, 2-15-2007................................       699
     850    Texas-New Mexico Power Co.,
              6.125%, 6-1-2008................................       871
     250    Westar Energy, Inc.,
              5.15%, 1-1-2017.................................       250
     550    Western Resources, Inc.,
              7.875%, 5-1-2007................................       587
                                                                --------
                                                                  28,263
                                                                --------
            Total corporate bonds:
              investment grade
              (cost $212,205).................................  $214,910
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 3.3%
            BASIC MATERIALS -- 0.6%
 $   565    Abitibi-Consolidated, Inc.,
              8.85%, 8-1-2030 H...............................  $    480
   2,055    International Steel Group, Inc.,
              6.50%, 4-15-2014................................     2,040
     865    Vale Overseas Ltd.,
              8.25%, 1-17-2034................................       902
                                                                --------
                                                                   3,422
                                                                --------
            CONSUMER CYCLICAL -- 0.5%
     890    Penney (J.C.) Co., Inc.,
              7.65%, 8-15-2016................................       963
   1,175    D.R. Horton, Inc.,
              5.625%, 9-15-2014...............................     1,139
   1,130    Delhaize America, Inc.,
              8.125%, 4-15-2011...............................     1,246
                                                                --------
                                                                   3,348
                                                                --------
            ENERGY -- 0.4%
   1,500    El Paso CGP Co.,
              6.50%, 6-1-2008.................................     1,451
     800    Ferrellgas L.P.,
              6.99%, 8-1-2005 M...............................       804
                                                                --------
                                                                   2,255
                                                                --------
            FINANCE -- 0.3%
     305    American Real Estate Partners L.P.,
              7.125%, 2-15-2013 M.............................       295
   1,225    Rouse Co.,
              7.20%, 9-15-2012................................     1,339
                                                                --------
                                                                   1,634
                                                                --------
            HEALTH CARE -- 0.3%
   1,100    HCA, Inc.,
              6.375%, 1-15-2015 H.............................     1,104
     905    HCA, Inc.,
              6.95%, 5-1-2012.................................       944
                                                                --------
                                                                   2,048
                                                                --------
            TECHNOLOGY -- 0.6%
     805    L-3 Communications Corp.,
              7.625%, 6-15-2012...............................       851
     147    MCI, Inc.,
              6.91%, 5-1-2007.................................       149
     147    MCI, Inc.,
              7.69%, 5-1-2009.................................       152
   1,355    PerkinElmer, Inc.,
              8.875%, 1-15-2013...............................     1,504
     380    Rogers Cable, Inc.,
              6.25%, 6-15-2013................................       356
     420    Shaw Communications, Inc.,
              8.25%, 4-11-2010................................       460
                                                                --------
                                                                   3,472
                                                                --------
            TRANSPORTATION -- 0.3%
   1,880    Royal Caribbean Cruises Ltd.,
              6.875%, 12-1-2013...............................     1,951
                                                                --------

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD TOTAL RETURN BOND FUND

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
            UTILITIES -- 0.3%
 $   850    Montana Power Co.,
              7.30%, 12-1-2006 M..............................  $    879
     890    Sierra Pacific Power Co.,
              8.00%, 6-1-2008.................................       939
                                                                --------
                                                                   1,818
                                                                --------
            Total corporate bonds:
              Non-investment grade
              (cost $19,916)..................................  $ 19,948
                                                                --------
U.S. GOVERNMENT SECURITIES -- 14.2%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 0.4%
   8,800    Tennessee Valley Authority,
              6.96%, 11-1-2025 Z..............................  $  2,103
     250    Federal Home Loan Bank,
              4.49%, 2-20-2007 K..............................       263
                                                                --------
                                                                   2,366
                                                                --------
            U.S. TREASURY SECURITIES -- 13.8%
   5,320    2.00% 2014 JH.....................................     5,618
   3,790    2.375% 2025 J.....................................     4,212
     690    3.00% 2007 H......................................       679
  10,705    3.375% 2008 H.....................................    10,610
   4,740    3.625% 2008 J.....................................     6,053
  43,300    4.00% 2010-2015 H.................................    43,120
   3,080    4.25% 2014 H......................................     3,093
   7,125    5.375% 2031 H.....................................     8,047
   2,350    6.875% 2025.......................................     3,046
                                                                --------
                                                                  84,478
                                                                --------
            Total U.S. government securities
              (cost $86,121)..................................  $ 86,844
                                                                --------
U.S. GOVERNMENT AGENCIES -- 27.8%
            FEDERAL HOME LOAN MORTGAGE
            CORPORATION -- 8.1%
   3,800    4.10% 2014........................................  $  3,754
  22,526    5.50% 2033-2035...................................     4,479
  18,100    5.50% 2035 I......................................    18,298
  10,312    6.00% 2033-2035...................................    10,593
  12,100    6.00% 2035 I......................................    12,418
                                                                --------
                                                                  49,542
                                                                --------
            FEDERAL NATIONAL MORTGAGE
            ASSOCIATION -- 13.5%
   9,575    4.50% 2005 I......................................     9,243
  30,686    5.00% 2018-2035...................................    30,618
   5,570    5.00% 2020 I......................................     5,608
  16,925    5.50% 2025-2033...................................    17,107
   5,480    5.50% 2020 I......................................     5,607
  10,921    6.00% 2013-2033...................................    11,242
   2,463    6.50% 2031-2034...................................     2,562
     727    7.50% 2029-2031...................................       780
                                                                --------
                                                                  82,767
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 6.2%
 $ 4,359    5.00% 2020-2033...................................  $  4,358
   9,200    5.00% 2020 I......................................     9,180
   7,270    5.50% 2033-2035...................................     7,404
   4,100    5.50% 2035 I......................................     4,169
   5,587    6.00% 2032-2034...................................     5,767
   6,688    6.50% 2028-2032...................................     7,008
                                                                --------
                                                                  37,886
                                                                --------
            Total U.S. government agencies
              (cost $169,846).................................  $170,195
                                                                --------
            Total long-term investments
              (cost $561,277).................................  $564,431
                                                                --------
SHORT-TERM INVESTMENTS -- 33.3%
            FINANCE -- 18.5%
 $37,716    BNP Paribas Repurchase Agreement,
              2.83% 5-2-2005..................................  $ 37,716
  34,814    RBS Greenwich Repurchase Agreement,
              2.84%, 5-2-2005.................................    34,814
  40,898    UBS Securities, LLC Repurchase Agreement,
              2.84%, 5-2-2005.................................    40,898
                                                                --------
                                                                 113,428
                                                                --------
            SECURITIES PURCHASED WITH PROCEEDS FROM
            SECURITY LENDING -- 14.8%
  90,869    Navigator Prime Portfolio.........................    90,869
                                                                --------
            Total short-term investments
              (cost $204,297).................................  $204,297
                                                                --------
            Total investments in securities (cost $765,574)
              O...............................................  $768,728
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 12.39% of total net assets at April 30, 2005.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $765,777 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $ 7,494
      Unrealized depreciation.........................   (4,543)
                                                        -------
      Net unrealized appreciation.....................  $ 2,951
                                                        =======

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  V The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors".

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      PERIOD     SHARES/                                      COST
      ACQUIRED     PAR                 SECURITY               BASIS
      --------   -------               --------               -----
      2005       12,535    Morgan Stanley Dean Witter
                           Capital I, 8.05%, 8-25-2032        $600
      2005..     12,535    Morgan Stanley Dean Witter
                           Capital I, 0.00%, 8-25-2032          @@

     The aggregate value of these securities at April 30, 2005 was $600, which represents 0.10% of total net assets.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at April 30, 2005, was $26,043, which represents 4.25% of total net assets.

  K Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2005

 Z   The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
  J U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

  W The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at April 30, 2005.

  I The cost of securities purchased on a when-issued basis at April 30, 2005, was $63,996.

 H   Security is fully or partially on loan at April 30, 2005.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2005

                                                                                                                     UNREALIZED
                                                             MARKET         CONTRACT           DELIVERY             APPRECIATION
          DESCRIPTION                    TRANSACTION         VALUE           AMOUNT              DATE              (DEPRECIATION)
          -----------                    -----------         ------         --------           --------            --------------
Euro                                        Sell             $36,277        $36,488          July 26, 2005              $211
                                                                                                                        ----

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
 ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 3.2%
            FINANCE -- 3.2%
 $ 2,000    LB UBS Commercial Mortgage Trust,
              4.74%, 2-15-2041................................  $  1,982
   3,000    CS First Boston Mortgage Securities Corp.,
              4.83%, 11-15-2037...............................     2,993
   3,000    GMAC Commercial Mortgage Securities, Inc.,
              4.86%, 12-10-2041...............................     2,999
                                                                --------
            Total asset backed and commercial mortgage
              securities (cost $8,086)........................  $  7,974
                                                                --------
U.S. GOVERNMENT SECURITIES -- 27.2%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 3.4%
            FEDERAL HOME LOAN BANK:
   7,750    5.75% 2012........................................     8,382
                                                                --------
            U.S. TREASURY SECURITIES -- 23.8%
            NOTES:
  10,000    1.625% 2015 J.....................................    10,073
  17,000    3.00% 2008-2012 JH................................    18,217
  17,000    3.625% 2010 H.....................................    16,810
   5,600    4.00% 2015........................................     5,509
   4,200    4.75% 2014........................................     4,378
   4,500    5.00% 2011 H......................................     4,751
                                                                --------
                                                                  59,738
                                                                --------
            Total U.S. government securities (cost $68,191)...  $ 68,120
                                                                --------
U.S. GOVERNMENT AGENCIES -- 68.0%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 30.0%
            MORTGAGE BACKED SECURITIES:
   4,177    5.50% 2032........................................     4,230
   2,238    6.00% 2032........................................     2,299

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
 $   117    7.00% 2029-2031...................................  $    123
     138    9.00% 2022........................................       152
     104    11.50% 2015-2019..................................       115
     117    11.75% 2010-2011..................................       129
      28    12.50% 2019.......................................        30
                                                                --------
                                                                   7,078
                                                                --------
            NOTES:
  15,000    5.25% 2012........................................    15,097
                                                                --------
            REMIC -- PAC'S:
   7,000    5.50% 2029........................................     7,054
  14,490    6.00% 2021........................................    15,008
   9,712    6.50% 2031........................................    10,126
                                                                --------
                                                                  32,188
                                                                --------
            REMIC -- Z BONDS:
  19,448    6.50% 2032........................................    20,668
                                                                --------
                                                                  75,031
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 31.5%
            MORTGAGE BACKED SECURITIES:
  12,430    5.50% 2015-2032...................................    12,584
   2,223    5.85% 2009........................................     2,320
   2,765    5.89% 2008........................................     2,885
   3,489    6.00% 2016-2031...................................     3,603
   1,336    6.01% 2009........................................     1,400
   1,072    6.36% 2008........................................     1,121
   1,256    6.50% 2013-2015...................................     1,313
   5,563    6.52% 2008........................................     5,810
   5,829    7.18% 2006........................................     6,006
     142    7.50% 2030........................................       152
      34    8.00% 2025........................................        37
      52    8.50% 2022........................................        57
      43    9.00% 2020........................................        47
      56    9.75% 2020........................................        62
     189    10.00% 2020.......................................       213
      51    10.50% 2012-2018..................................        57
      15    10.75% 2013.......................................        15
     278    11.00% 2015-2020..................................       311
      57    11.25% 2013.......................................        61
      12    11.50% 2015.......................................        13
      52    12.00% 2011-2014..................................        58
     102    12.50% 2015.......................................       114
                                                                --------
                                                                  38,239
                                                                --------

            NOTES:
   1,110    5.00% 2015........................................     1,146
  10,500    6.25% 2029........................................    12,373
                                                                --------
                                                                  13,519
                                                                --------

            REMIC -- PAC'S:
   5,000    5.00% 2022........................................     5,023
  11,331    6.00% 2016........................................    11,846
   9,904    6.50% 2012-2032...................................    10,378
                                                                  27,247
                                                                --------
                                                                  79,005
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 6.5%
   8,000    6.50% 2032........................................     8,396
                                                                --------

            MORTGAGE BACKED SECURITIES:
     763    6.00% 2034........................................       786
   5,907    6.50% 2031-2032...................................     6,188
      88    7.00% 2030........................................        93
     150    8.00% 2022........................................       163
     593    9.50% 2016-2019...................................       657
      48    11.00% 2015-2018..................................        53
                                                                --------
                                                                   7,940
                                                                --------
                                                                  16,336
                                                                --------
            Total U.S. government agencies ...................
              (cost $168,132)                                   $170,372
                                                                --------
            Total long-term investments ......................
              (cost $244,409)                                   $246,466
                                                                --------


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
 SHORT-TERM INVESTMENTS -- 12.1%
            FINANCE -- 0.8%
 $   674    BNP Paribas Repurchase Agreement, ................
              2.83% 5-2-2005                                    $    674
     731    UBS Warburg LLC Repurchase Agreement, ............
              2.84%, 5-2-2005                                        731
     622    RBS Greenwich Repurchase Agreement, ..............
              2.84%, 5-2-2005                                        622
                                                                --------

                                                                   2,027
                                                                --------

            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 11.3%
  28,283    BNY Institutional Cash Reserve Fund...............    28,283
                                                                --------

            Total short-term investments .....................
              (cost $30,310)                                    $ 30,310
                                                                --------

            Total investments in securities ..................
              (cost $274,719) O                                 $276,776
                                                                ========


Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $274,719 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation.........................  $ 3,294
   Unrealized depreciation.........................   (1,237)
                                                     -------
   Net unrealized appreciation.....................  $ 2,057
                                                     =======

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

  J U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

 H   Security is fully or partially on loan at April 30, 2005.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD VALUE FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 97.2%
            BASIC MATERIALS -- 8.2%
     87     Alcoa, Inc. ......................................  $  2,510
     43     Dow Chemical Co. .................................     1,993
     51     DuPont (E.I.) de Nemours & Co. ...................     2,417
     41     Huntsman Corp. B..................................       867
     21     Kimberly-Clark Corp. .............................     1,336
     18     Precision Castparts Corp. ........................     1,319
                                                                --------
                                                                  10,442
                                                                --------
            CAPITAL GOODS -- 5.7%
     20     General Dynamics Corp. ...........................     2,069
     12     Illinois Tool Works, Inc. ........................     1,039
     12     Parker-Hannifin Corp. ............................       743
     26     Rockwell Automation, Inc. ........................     1,179
    107     Teradyne, Inc. B..................................     1,182
     34     Tyco International Ltd. ..........................     1,049
                                                                --------
                                                                   7,261
                                                                --------
            CONSUMER CYCLICAL -- 7.6%
     47     Caterpillar, Inc. ................................     4,094
     68     Dollar General Corp. .............................     1,376
     55     McDonald's Corp. .................................     1,606
     22     NIKE, Inc. Class B................................     1,674
     23     Wendy's International, Inc. ......................       979
                                                                --------
                                                                   9,729
                                                                --------
            CONSUMER STAPLES -- 3.9%
     46     Kellogg Co. ......................................     2,081
     53     PepsiCo, Inc. ....................................     2,938
                                                                --------
                                                                   5,019
                                                                --------
            ENERGY -- 10.3%
     36     ConocoPhillips....................................     3,753
    111     Exxon Mobil Corp. ................................     6,342
     82     GlobalSantaFe Corp. ..............................     2,755
      7     Progress Energy, Inc. ............................       294
                                                                --------
                                                                  13,144
                                                                --------
            FINANCE -- 24.3%
     26     ACE Ltd. .........................................     1,100
    121     Bank of America Corp. ............................     5,427
     20     Chubb Corp. ......................................     1,595
    125     Citigroup, Inc. ..................................     5,851
     32     Golden West Financial Corp. ......................     1,970
     26     Goldman Sachs Group, Inc. ........................     2,798
     53     J.P. Morgan Chase & Co. ..........................     1,864
     62     National City Corp. ..............................     2,092
     16     PNC Financial Services Group, Inc. ...............       868
     30     Principal Financial Group, Inc. ..................     1,172
     17     SunTrust Banks, Inc. .............................     1,245
     13     Washington Mutual, Inc. ..........................       556
     21     Wellpoint, Inc. B.................................     2,721
     30     Wells Fargo & Co. ................................     1,780
                                                                --------
                                                                  31,039
                                                                --------
            HEALTH CARE -- 8.9%
     51     Baxter International, Inc. .......................     1,899
     61     CVS Corp. ........................................     3,167

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            HEALTH CARE -- (CONTINUED)
     81     Pfizer, Inc. .....................................  $  2,191
     46     Watson Pharmaceuticals, Inc. B....................     1,371
     60     Wyeth.............................................     2,683
                                                                --------
                                                                  11,311
                                                                --------
            SERVICES -- 2.2%
     70     Comcast Corp. Class A B...........................     2,232
     14     Manpower, Inc. ...................................       544
                                                                --------
                                                                   2,776
                                                                --------
            TECHNOLOGY -- 12.5%
     52     Applied Materials, Inc. B.........................       773
     39     AT&T Corp. .......................................       737
     18     Beckman Coulter, Inc. ............................     1,174
     89     BellSouth Corp. ..................................     2,368
     34     Emerson Electric Co. .............................     2,125
     44     Intel Corp. ......................................     1,030
     37     Lam Research Corp. B..............................       957
     79     Nokia Oyj ADR.....................................     1,259
     51     SBC Communications, Inc. .........................     1,214
     39     Scientific-Atlanta, Inc. .........................     1,187
     72     Sprint Corp. .....................................     1,603
     91     Time Warner, Inc. B...............................     1,528
                                                                --------
                                                                  15,955
                                                                --------
            TRANSPORTATION -- 5.2%
     60     CSX Corp. ........................................     2,416
     38     Shell Transport & Trading Co. plc ADR.............     2,036
    146     Southwest Airlines Co. ...........................     2,177
                                                                --------
                                                                   6,629
                                                                --------
            UTILITIES -- 8.4%
     25     Dominion Resources, Inc. .........................     1,904
     24     Entergy Corp. ....................................     1,789
     72     Exelon Corp. .....................................     3,564
     23     PPL Corp. ........................................     1,264
     23     SCANA Corp. ......................................       909
     16     TXU Corp. ........................................     1,407
                                                                --------
                                                                  10,837
                                                                --------
            Total common stock
              (cost $110,770).................................  $124,142
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 4.3%
            FINANCE -- 4.3%
 $  891     CS First Boston Joint Repurchase Agreement,
              2.97%, 5-2-2005.................................  $    891
    150     Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.90%, 5-2-2005.................................       150
  1,504     Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.97%, 5-2-2005.................................     1,504

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            FINANCE -- (CONTINUED)
 $1,029     J.P. Morgan Chase Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................  $  1,029
    347     UBS Securities, LLC Joint Repurchase Agreement,
              2.95%, 5-2-2005.................................       347
  1,550     UBS Warburg Securities, LLC Joint Repurchase
              Agreement,
              2.96%, 5-2-2005.................................     1,550
                                                                --------
            Total short-term investments
              (cost $5,471)...................................  $  5,471
                                                                --------
            Total investments in securities
              (cost $116,241) O...............................  $129,613
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.58% of total net asset at April 30, 2005.


    B  Currently non-income producing.

    O At April 30, 2005, the cost of securities for federal income tax purposes is $116,497 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation........................  $ 15,809
   Unrealized depreciation........................    (2,693)
                                                    --------
   Net unrealized appreciation....................  $ 13,116
                                                    ========

 U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD VALUE OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
 COMMON STOCK -- 97.7%
            BASIC MATERIALS -- 8.2 %
     10     Akzo Nobel N.V. ..................................  $    402
    114     Alcoa, Inc. ......................................     3,320
     24     Aracruz Celulose S.A. ADR.........................       740
     20     Arch Coal, Inc. ..................................       882
     14     Engelhard Corp. ..................................       420
     63     Michelin (C.G.D.E.) Class B.......................     3,835
     41     Pactiv Corp. B....................................       883
    200     Sappi Ltd. ADR....................................     1,993
     23     Smurfit-Stone Container Corp. B...................       299
                                                                --------
                                                                  12,774
                                                                --------
            CAPITAL GOODS -- 3.5%
     58     Goodrich Corp. ...................................     2,325
      3     IHC Caland N.V. ..................................       206
     20     Parker-Hannifin Corp. ............................     1,169
     77     Teradyne, Inc. B..................................       849
     28     Tyco International Ltd. ..........................       870
                                                                --------
                                                                   5,419
                                                                --------
            CONSUMER CYCLICAL -- 11.8%
     80     American Axle & Manufacturing Holdings, Inc. .....     1,601
      2     Blockbuster, Inc. Class A.........................        22
     56     CBRL Group, Inc. .................................     2,146
    170     Foot Locker, Inc. ................................     4,522
     52     Lear Corp. .......................................     1,769
     49     Newell Rubbermaid, Inc. ..........................     1,063
     94     Rinker Group Ltd. ................................       843
     17     Ross Stores, Inc. ................................       467
    122     Ruby Tuesday, Inc. ...............................     2,738
     40     TJX Companies, Inc. ..............................       915
    127     TRW Automotive Holdings Corp. B...................     2,262
                                                                --------
                                                                  18,348
                                                                --------
            ENERGY -- 6.8%
     22     Devon Energy Corp. ...............................     1,012
     28     GlobalSantaFe Corp. ..............................       954
     51     Marathon Oil Corp. ...............................     2,366
     32     Noble Corp. ......................................     1,624
     32     Talisman Energy, Inc. ............................       974
     33     Total S.A. ADR....................................     3,604
                                                                --------
                                                                  10,534
                                                                --------
            FINANCE -- 31.0%
     71     ACE Ltd. .........................................     3,050
     46     AMBAC Financial Group, Inc. ......................     3,062
    201     Apollo Investment Corp. ..........................     3,193
    138     Bank of America Corp. ............................     6,223
     47     Capital One Financial Corp. ......................     3,318
     34     CB Richard Ellis Group, Inc. Class A B............     1,171
     91     CIT Group, Inc. ..................................     3,657
    127     Citigroup, Inc. ..................................     5,953
     28     Everest Re Group Ltd. ............................     2,269
     22     Federal Home Loan Mortgage Corp. .................     1,341
     29     Federal National Mortgage Association.............     1,543
    172     MBNA Corp. .......................................     3,401

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
            FINANCE -- (CONTINUED)
     56     Platinum Underwriters Holdings Ltd. ..............  $  1,658
     11     Radian Group, Inc. ...............................       498
     21     Reinsurance Group of America......................       953
     65     RenaissanceRe Holdings Ltd. ADR...................     2,910
     65     Rent-A-Center, Inc. B.............................     1,565
     78     Royal Bank of Scotland Group plc..................     2,341
                                                                --------
                                                                  48,106
                                                                --------
            HEALTH CARE -- 10.5%
      1     Biovail Corp. B...................................        15
     35     Coventry Health Care, Inc. B......................     2,382
     45     Endo Pharmaceuticals Holdings, Inc. B.............       891
     45     GlaxoSmithKline plc...............................     1,132
     38     GlaxoSmithKline plc ADR...........................     1,931
      4     King Pharmaceuticals, Inc. B......................        31
     68     Pfizer, Inc. .....................................     1,850
      9     Sanofi-Aventis S.A. ..............................       779
    101     Sanofi-Aventis S.A. ADR...........................     4,473
     64     Wyeth.............................................     2,885
                                                                --------
                                                                  16,369
                                                                --------
            SERVICES -- 4.3%
     10     Comcast Corp. Class A B...........................       334
     94     Comcast Corp. Special Class A B...................     2,989
     90     Dex Media, Inc. ..................................     1,978
    146     UnitedGlobalCom, Inc. Class A B...................     1,310
                                                                --------
                                                                   6,611
                                                                --------
            TECHNOLOGY -- 16.9%
     72     Arrow Electronics, Inc. B.........................     1,743
    161     Cinram International, Inc. .......................     3,344
    211     Cisco Systems, Inc. B.............................     3,639
     97     Fairchild Semiconductor International, Inc. B.....     1,310
     51     Freescale Semiconductor, Inc. Class A B...........       949
     68     Lam Research Corp. B..............................     1,731
     80     Microsoft Corp. ..................................     2,034
     52     Nextel Communications, Inc. Class A B.............     1,444
     48     Scientific-Atlanta, Inc. .........................     1,480
     73     Seagate Technology B..............................     1,275
     32     Sprint Corp. .....................................       703
     45     Tektronix, Inc. ..................................       981
     22     Telefonaktiebolaget LM Ericsson ADR...............       642
    103     Time Warner, Inc. B...............................     1,731
     45     Varian Semiconductor Equipment Associates, Inc.
              B...............................................     1,663
     63     Vishay Intertechnology, Inc. B....................       671
     16     Whirlpool Corp. ..................................       962
                                                                --------
                                                                  26,302
                                                                --------
            TRANSPORTATION -- 2.7%
     75     AMR Corp. BH......................................       789
     60     Continental Airlines, Inc. Class B BH.............       709
     29     Pinnacle Airlines Corp. BH........................       296
     50     Yellow Roadway Corp. BH...........................     2,465
                                                                --------
                                                                   4,259
                                                                --------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE U
---------                                                       --------
COMMON STOCK -- 97.7 -- (CONTINUED)
            UTILITIES -- 2.0%
     20     Constellation Energy Group, Inc. .................  $  1,030
     12     PPL Corp. ........................................       673
     17     TXU Corp. ........................................     1,467
                                                                --------
                                                                   3,170
                                                                --------
            Total common stock
              (cost $145,171).................................  $151,892
                                                                --------
PREFERRED STOCKS -- 0.6%
            ENERGY -- 0.6%
     25     Petroleo Brasileiro S.A. ADR......................  $    926
                                                                --------
            Total preferred stocks
              (Cost $708).....................................  $    926
                                                                --------
            Total long-term securities
              (Cost $145,879).................................  $152,818
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 4.1%
            FINANCE -- 2.0%
 $  508     CS First Boston Joint Repurchase Agreement,
              2.97%, 5-2-2005.................................  $    508
     86     Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.90%, 5-2-2005.................................        86
    857     Deutsche Bank Securities Joint Repurchase
              Agreement,
              2.97%, 5-2-2005.................................       857
    587     J.P. Morgan Chase Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................       587
    198     UBS Securities, LLC Joint Repurchase Agreement,
              2.95%, 5-2-2005.................................       198
    883     UBS Securities, LLC Joint Repurchase Agreement,
              2.96%, 5-2-2005.................................       883
                                                                --------
                                                                   3,119
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE U
---------                                                       --------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 2.1%
 $3,285     BNY Institutional Cash Reserve Fund...............  $  3,285
                                                                --------
            Total short-term investments
              (Cost $6,404)...................................  $  6,404
                                                                --------
            Total Investments in Securities (Cost $152,283)
              O...............................................  $159,222
                                                                ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 18.13% of total net assets at April 30, 2005.

      The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at April 30, 2005, was $9,538, which represents 6.14% of total net assets.

  B  Currently non-income producing.

  O At April 30, 2005, the cost of securities for federal income tax purposes is $152,516 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $14,530
      Unrealized depreciation.........................   (7,824)
                                                        -------
      Net unrealized appreciation.....................  $ 6,706
                                                        =======

  U See Note 2b of accompanying Notes to Financial Statements regarding valuation of securities.

 H   Security is fully or partially on loan at April 30, 2005.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT APRIL 30, 2005

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                                   TRANSACTION         VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                   -----------         ------         --------         --------         --------------
Euro                                              Buy             $ 305           $  307          5/2/2005              $(2)
Euro                                              Buy               377              378          5/3/2005               (1)
British Pound                                     Buy             1,126            1,127          5/4/2005               (1)
                                                                                                                        ----
                                                                                                                        $(4)
                                                                                                                        ====

The accompanying notes are an integral part of these financial statements.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 STATEMENT OF ASSETS AND LIABILITIES
 APRIL 30, 2005 (UNAUDITED) (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                              AGGRESSIVE GROWTH
                                                                        ADVISERS FUND         ALLOCATION FUND*
                                                                        -------------         -----------------
ASSETS
 Investments in securities, at value; (amortized cost for Money
   Market)@...........................................................  $  2,614,803            $      66,077
 Cash.................................................................            --                      289
 Foreign currency on deposit with custodian#..........................            --                       --
 Unrealized appreciation in forward foreign currency contracts........            --                       --
 Receivables:
   Investment securities sold.........................................         1,619                       --
   Fund shares sold...................................................           550                      289
   Dividends and interest.............................................         8,383                       --
   Futures contracts..................................................            --                       --
 Other assets.........................................................           110                       60
                                                                        -------------           -------------
Total assets..........................................................     2,625,465                   66,715
                                                                        -------------           -------------
LIABILITIES
 Unrealized depreciation on forward foreign currency contracts........            --                       --
 Bank overdraft -- U.S. Dollars.......................................         2,544                       --
 Bank overdraft -- foreign cash.......................................            --                       --
 Payable upon return of securities loaned (Note 2d)...................       421,499                       --
 Payables:
   Investment securities purchased....................................         9,520                       --
   Fund shares redeemed...............................................         2,321                       14
   Dividends..........................................................            --                       --
   Investment advisory and management fees (Note 3)...................           194                        2
   Distribution fees (Note 3).........................................           154                        5
   Futures contracts..................................................            --                       --
 Accrued expenses.....................................................           915                       24
 Other liabilities....................................................             3                        1
                                                                        -------------           -------------
Total liabilities.....................................................       437,150                       46
                                                                        -------------           -------------
Net assets............................................................  $  2,188,315            $      66,669
                                                                        =============           =============
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital.....................................  $  2,363,071            $      66,616
Accumulated undistributed (distribution in excess of) net investment
 income (loss)........................................................         2,481                     (132)
Accumulated net realized gain (loss) on investments and foreign
 currency transactions................................................      (273,793)                      32
Unrealized appreciation (depreciation) of investments and the translations of assets and liabilities denominated in foreign
 currency.............................................................        96,556                      153
                                                                        -------------           -------------
Net assets............................................................  $  2,188,315            $      66,669
                                                                        =============           =============
Shares authorized.....................................................       760,000                  300,000
                                                                        -------------           -------------
Par value.............................................................  $      0.001            $       0.001
                                                                        -------------           -------------
CLASS A: Net asset value per share/Maximum offering price per share...  $14.69/$15.54           $10.64/$11.26
                                                                        -------------           -------------
         Shares outstanding...........................................        95,312                    3,223
                                                                        -------------           -------------
         Net assets...................................................     1,399,940                   34,293
                                                                        -------------           -------------
CLASS B: Net asset value per share....................................  $      14.54            $       10.59
                                                                        -------------           -------------
         Shares outstanding...........................................        33,535                    1,319
                                                                        -------------           -------------
         Net assets...................................................       487,724                   13,973
                                                                        -------------           -------------
CLASS C: Net asset value per share....................................  $      14.68            $       10.59
                                                                        -------------           -------------
         Shares outstanding...........................................        19,485                    1,739
                                                                        -------------           -------------
         Net assets...................................................       286,082                   18,403
                                                                        -------------           -------------
CLASS E: Net asset value per share/Maximum offering price per share...            --                       --
                                                                        -------------           -------------
         Shares outstanding...........................................            --                       --
                                                                        -------------           -------------
         Net assets...................................................            --                       --
                                                                        -------------           -------------
CLASS H: Net asset value per share....................................            --                       --
                                                                        -------------           -------------
         Shares outstanding...........................................            --                       --
                                                                        -------------           -------------
         Net assets...................................................            --                       --
                                                                        -------------           -------------
CLASS L: Net asset value per share/Maximum offering price per share...            --                       --
                                                                        -------------           -------------
         Shares outstanding...........................................            --                       --
                                                                        -------------           -------------
         Net assets...................................................            --                       --
                                                                        -------------           -------------
CLASS M: Net asset value per share....................................            --                       --
                                                                        -------------           -------------
         Shares outstanding...........................................            --                       --
                                                                        -------------           -------------
         Net assets...................................................            --                       --
                                                                        -------------           -------------
CLASS N: Net asset value per share....................................            --                       --
                                                                        -------------           -------------
         Shares outstanding...........................................            --                       --
                                                                        -------------           -------------
         Net assets...................................................            --                       --
                                                                        -------------           -------------
CLASS Y: Net asset value per share....................................  $      14.84                       --
                                                                        -------------           -------------
         Shares outstanding...........................................           982                       --
                                                                        -------------           -------------
         Net assets...................................................        14,569                       --
                                                                        -------------           -------------
CLASS Z: Net asset value per share....................................            --                       --
                                                                        -------------           -------------
         Shares outstanding...........................................            --                       --
                                                                        -------------           -------------
         Net assets...................................................            --                       --
                                                                        -------------           -------------
@ Cost of securities..................................................  $  2,518,057            $      65,924
                                                                        -------------           -------------
@ Market value of securities on loan..................................  $    414,938            $          --
                                                                        -------------           -------------
 # Cost of foreign currency on deposit with custodian.................  $         --            $          --
                                                                        -------------           -------------

* Relates to investments in affiliated investment companies.

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

 The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

    BALANCED ALLOCATION   CAPITAL APPRECIATION   CONSERVATIVE ALLOCATION   DISCIPLINED EQUITY   DIVIDEND AND    EQUITY INCOME
           FUND*                  FUND                    FUND*                   FUND           GROWTH FUND        FUND
    -------------------   --------------------   -----------------------   ------------------   -------------   -------------
       $     288,094         $   9,097,204            $      91,419          $     353,501      $   2,775,662   $     385,826
               1,392                 2,523                      281                     --                570             734
                  --                 2,131                       --                     --                 --              --
                  --                    15                       --                     --                 --              --
                  --                84,757                       --                  3,770              7,089              --
               1,601                15,270                      477                     22              1,892             750
                  11                 9,903                        7                    292              4,146             660
                  --                    --                       --                     --                 --              --
                 130                   490                       50                     49                156             137
       -------------         -------------            -------------          -------------      -------------   -------------
             291,228             9,212,293                   92,234                357,634          2,789,515         388,107
       -------------         -------------            -------------          -------------      -------------   -------------
                  --                    82                       --                     --                 --              --
                  --                    --                       --                    164                 --              --
                  --                    --                       --                     --                 --              --
                  --               835,031                       --                     --             47,833              --
                  --               120,658                       --                  3,650             10,311           1,687
                 155                 4,624                       --                    287              1,434             140
                  --                    --                       --                     --                 --              --
                   8                   747                        2                     39                237              42
                  22                   591                        7                     19                154              21
                  --                    --                       --                     --                 --              --
                  63                 3,575                       22                    158                987             119
                  @@                    12                        1                     @@                  9               5
       -------------         -------------            -------------          -------------      -------------   -------------
                 248               965,320                       32                  4,317             60,965           2,014
       -------------         -------------            -------------          -------------      -------------   -------------
       $     290,980         $   8,246,973            $      92,202          $     353,317      $   2,728,550   $     386,093
       =============         =============            =============          =============      =============   =============
       $     289,548         $   7,184,914            $      91,689          $     425,036      $   2,396,078   $     362,421
                 149                14,651                      121                    206              2,593             795
                 591               508,409                      324                (97,585)            49,374          (3,276)
                 692               538,999                       68                 25,660            280,505          26,153
       -------------         -------------            -------------          -------------      -------------   -------------
       $     290,980         $   8,246,973            $      92,202          $     353,317      $   2,728,550   $     386,093
       =============         =============            =============          =============      =============   =============
             300,000               620,000                  300,000                300,000            500,000         300,000
       -------------         -------------            -------------          -------------      -------------   -------------
       $       0.001         $       0.001            $       0.001          $       0.001      $       0.001   $       0.001
       -------------         -------------            -------------          -------------      -------------   -------------
       $10.44/$11.05         $32.30/$34.18            $10.31/$10.91          $11.08/$11.72      $18.27/$19.33   $11.86/$12.55
       -------------         -------------            -------------          -------------      -------------   -------------
              16,487               154,851                    5,643                 20,618            109,608          25,909
       -------------         -------------            -------------          -------------      -------------   -------------
             172,083             5,002,072                   58,181                228,401          2,002,584         307,160
       -------------         -------------            -------------          -------------      -------------   -------------
       $       10.42         $       30.11            $       10.30          $       10.62      $       18.03   $       11.83
       -------------         -------------            -------------          -------------      -------------   -------------
               4,777                50,705                    1,011                  3,944             18,940           2,346
       -------------         -------------            -------------          -------------      -------------   -------------
              49,758             1,526,551                   10,417                 41,882            341,387          27,750
       -------------         -------------            -------------          -------------      -------------   -------------
       $       10.41         $       30.19            $       10.30          $       10.63      $       18.00   $       11.84
       -------------         -------------            -------------          -------------      -------------   -------------
               6,640                50,907                    2,291                  3,394             15,779           4,257
       -------------         -------------            -------------          -------------      -------------   -------------
              69,139             1,536,630                   23,604                 36,077            283,986          50,404
       -------------         -------------            -------------          -------------      -------------   -------------
                  --                    --                       --                     --                 --              --
       -------------         -------------            -------------          -------------      -------------   -------------
                  --                    --                       --                     --                 --              --
       -------------         -------------            -------------          -------------      -------------   -------------
                  --                    --                       --                     --                 --              --
       -------------         -------------            -------------          -------------      -------------   -------------
                  --                    --                       --                     --                 --              --
       -------------         -------------            -------------          -------------      -------------   -------------
                  --                    --                       --                     --                 --              --
       -------------         -------------            -------------          -------------      -------------   -------------
                  --                    --                       --                     --                 --              --
       -------------         -------------            -------------          -------------      -------------   -------------
                  --                    --                       --                     --                 --              --
       -------------         -------------            -------------          -------------      -------------   -------------
                  --                    --                       --                     --                 --              --
       -------------         -------------            -------------          -------------      -------------   -------------
                  --                    --                       --                     --                 --              --
       -------------         -------------            -------------          -------------      -------------   -------------
                  --                    --                       --                     --                 --              --
       -------------         -------------            -------------          -------------      -------------   -------------
                  --                    --                       --                     --                 --              --
       -------------         -------------            -------------          -------------      -------------   -------------
                  --                    --                       --                     --                 --              --
       -------------         -------------            -------------          -------------      -------------   -------------
                  --                    --                       --                     --                 --              --
       -------------         -------------            -------------          -------------      -------------   -------------
                  --                    --                       --                     --                 --              --
       -------------         -------------            -------------          -------------      -------------   -------------
                  --                    --                       --                     --                 --              --
       -------------         -------------            -------------          -------------      -------------   -------------
                  --         $       33.95                       --          $       11.38      $       18.46   $       11.91
       -------------         -------------            -------------          -------------      -------------   -------------
                  --                 5,352                       --                  4,128              5,450              65
       -------------         -------------            -------------          -------------      -------------   -------------
                  --               181,720                       --                 46,957            100,593             779
       -------------         -------------            -------------          -------------      -------------   -------------
                  --                    --                       --                     --                 --              --
       -------------         -------------            -------------          -------------      -------------   -------------
                  --                    --                       --                     --                 --              --
       -------------         -------------            -------------          -------------      -------------   -------------
                  --                    --                       --                     --                 --              --
       -------------         -------------            -------------          -------------      -------------   -------------
       $     287,402         $   8,558,269            $      91,351          $     327,841      $   2,495,157   $     359,673
       -------------         -------------            -------------          -------------      -------------   -------------
       $          --         $     804,383            $          --          $          --      $      46,650   $          --
       -------------         -------------            -------------          -------------      -------------   -------------
       $          --         $       2,113            $          --          $          --      $          --   $          --
       -------------         -------------            -------------          -------------      -------------   -------------

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2005 (UNAUDITED) (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                                GLOBAL
                                                                           FOCUS            COMMUNICATIONS
                                                                           FUND                  FUND
                                                                        -----------         --------------
ASSETS
Investments in securities, at value; (amortized cost for Money
 Market)@.............................................................  $   93,717           $    16,727
 Cash.................................................................          --                    57
 Foreign currency on deposit with custodian#..........................          --                     9
 Unrealized appreciation in forward foreign currency contracts........          --                    --
 Receivables:
   Investment securities sold.........................................          --                    --
   Fund shares sold...................................................           6                    21
   Dividends and interest.............................................         104                   126
   Futures contracts..................................................          --                    --
 Other assets.........................................................          30                    37
                                                                        -----------          -----------
Total assets..........................................................      93,857                16,977
                                                                        -----------          -----------
LIABILITIES
 Unrealized depreciation on forward foreign currency contracts........          --                    --
 Bank overdraft -- U.S. Dollars.......................................         141                    --
 Bank overdraft -- foreign cash.......................................          --                    --
 Payable upon return of securities loaned (Note 2d)...................          --                 2,305
 Payables:
   Investment securities purchased....................................       2,635                    --
   Fund shares redeemed...............................................         192                     3
   Dividends..........................................................          --                    --
   Investment advisory and management fees (Note 3)...................          12                     2
   Distribution fees (Note 3).........................................           7                     1
   Futures contracts..................................................          --                    --
 Accrued expenses.....................................................          51                    11
 Other liabilities....................................................          @@                    @@
                                                                        -----------          -----------
Total liabilities.....................................................       3,038                 2,322
                                                                        -----------          -----------
Net assets............................................................  $   90,819           $    14,655
                                                                        ===========          ===========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital.....................................  $  104,965           $    17,643
Accumulated undistributed (distribution in excess of) net investment
 income (loss)........................................................         435                    72
Accumulated net realized gain (loss) on investments and foreign
 currency transactions................................................     (14,575)               (4,431)
Unrealized appreciation (depreciation) of investments and the translations of assets and liabilities denominated in foreign
 currency.............................................................          (6)                1,371
                                                                        -----------          -----------
Net assets............................................................  $   90,819           $    14,655
                                                                        ===========          ===========
Shares authorized.....................................................     300,000               300,000
                                                                        -----------          -----------
Par value.............................................................  $    0.001           $     0.001
                                                                        -----------          -----------
CLASS A: Net asset value per share/Maximum offering price per share...  $9.36/$9.90          $5.89/$6.23
                                                                        -----------          -----------
         Shares outstanding...........................................       5,926                 1,833
                                                                        -----------          -----------
         Net assets...................................................      55,458                10,795
                                                                        -----------          -----------
CLASS B: Net asset value per share....................................  $     9.10           $      5.74
                                                                        -----------          -----------
         Shares outstanding...........................................       1,774                   328
                                                                        -----------          -----------
         Net assets...................................................      16,148                 1,881
                                                                        -----------          -----------
CLASS C: Net asset value per share....................................  $     9.11           $      5.74
                                                                        -----------          -----------
         Shares outstanding...........................................       2,059                   313
                                                                        -----------          -----------
         Net assets...................................................      18,752                 1,795
                                                                        -----------          -----------
CLASS E: Net asset value per share/Maximum offering price per share...          --                    --
                                                                        -----------          -----------
         Shares outstanding...........................................          --                    --
                                                                        -----------          -----------
         Net assets...................................................          --                    --
                                                                        -----------          -----------
CLASS H: Net asset value per share....................................          --                    --
                                                                        -----------          -----------
         Shares outstanding...........................................          --                    --
                                                                        -----------          -----------
         Net assets...................................................          --                    --
                                                                        -----------          -----------
CLASS L: Net asset value per share/Maximum offering price per share...          --                    --
                                                                        -----------          -----------
         Shares outstanding...........................................          --                    --
                                                                        -----------          -----------
         Net assets...................................................          --                    --
                                                                        -----------          -----------
CLASS M: Net asset value per share....................................          --                    --
                                                                        -----------          -----------
         Shares outstanding...........................................          --                    --
                                                                        -----------          -----------
         Net assets...................................................          --                    --
                                                                        -----------          -----------
CLASS N: Net asset value per share....................................          --                    --
                                                                        -----------          -----------
         Shares outstanding...........................................          --                    --
                                                                        -----------          -----------
         Net assets...................................................          --                    --
                                                                        -----------          -----------
CLASS Y: Net asset value per share....................................  $     9.51           $      6.00
                                                                        -----------          -----------
         Shares outstanding...........................................          48                    30
                                                                        -----------          -----------
         Net assets...................................................         461                   184
                                                                        -----------          -----------
CLASS Z: Net asset value per share....................................          --                    --
                                                                        -----------          -----------
         Shares outstanding...........................................          --                    --
                                                                        -----------          -----------
         Net assets...................................................          --                    --
                                                                        -----------          -----------
@ Cost of securities..................................................  $   93,723           $    15,359
                                                                        -----------          -----------
@ Market value of securities on loan..................................  $       --           $     2,205
                                                                        -----------          -----------
 # Cost of foreign currency on deposit with custodian.................  $       --           $         9
                                                                        -----------          -----------

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

 The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

                                                          GLOBAL         GROWTH
    GLOBAL FINANCIAL   GLOBAL HEALTH   GLOBAL LEADERS   TECHNOLOGY     ALLOCATION
     SERVICES FUND         FUND             FUND           FUND           FUND*        GROWTH FUND
     -------------     -------------   --------------   -----------   -------------   -------------
     $      23,304     $    518,045    $     766,761    $    49,289   $     236,264   $   1,118,303
                --               --               --             --           1,163           2,451
                --               @@              550             38              --              --
                --               --               38             --              --              --
                30               --           32,087          1,334              --           5,355
                 1              242              383              8           2,212           2,138
               135              447            2,110              4              --             430
                --               --               --             --              --              --
                37              116              185             64             139             196
     -------------     -------------   -------------    -----------   -------------   -------------
            23,507          518,850          802,114         50,737         239,778       1,128,873
     -------------     -------------   -------------    -----------   -------------   -------------
                --               --               38             --              --              --
                 3               98            3,290             31              --              --
                 2               --               --             --              --              --
             3,605           56,636          114,270            390              --          87,110
                29               --            8,042          1,267              --          12,795
                12              187              416             43             150             742
                --               --               --             --              --              --
                 3               42               76              7               6             104
                 1               24               37              4              19              49
                --               --               --             --              --              --
                15              176              400             53              63             316
                @@                8                1             @@              @@               6
     -------------     -------------   -------------    -----------   -------------   -------------
             3,670           57,171          126,570          1,795             238         101,122
     -------------     -------------   -------------    -----------   -------------   -------------
     $      19,837     $    461,679    $     675,544    $    48,942   $     239,540   $   1,027,751
     =============     =============   =============    ===========   =============   =============
     $      18,638     $    432,292    $     673,589    $   108,650   $     239,160   $   1,019,427
               101           (1,178)           2,002            195             (95)           (119)
              (680)          18,380          (13,306)       (59,810)             71         (29,801)
             1,778           12,185           13,259            (93)            404          38,244
     -------------     -------------   -------------    -----------   -------------   -------------
     $      19,837     $    461,679    $     675,544    $    48,942   $     239,540   $   1,027,751
     =============     =============   =============    ===========   =============   =============
           300,000          300,000          300,000        300,000         300,000      21,000,000
     -------------     -------------   -------------    -----------   -------------   -------------
     $       0.001     $      0.001    $       0.001    $     0.001   $       0.001   $      0.0001
     -------------     -------------   -------------    -----------   -------------   -------------
     $10.74/$11.37     $15.02/$15.89   $15.88/$16.80    $4.28/$4.53   $10.57/$11.19   $16.06/$16.99
     -------------     -------------   -------------    -----------   -------------   -------------
             1,248           11,858           28,062          6,138          12,527          34,323
     -------------     -------------   -------------    -----------   -------------   -------------
            13,396          178,096          445,553         26,251         132,436         551,122
     -------------     -------------   -------------    -----------   -------------   -------------
     $       10.58     $      14.44    $       15.12    $      4.12   $       10.53   $       14.32
     -------------     -------------   -------------    -----------   -------------   -------------
               297            4,611            5,507          2,786           4,082           2,805
     -------------     -------------   -------------    -----------   -------------   -------------
             3,142           66,581           83,275         11,475          42,989          40,152
     -------------     -------------   -------------    -----------   -------------   -------------
     $       10.58     $      14.44    $       15.19    $      4.12   $       10.53   $       14.33
     -------------     -------------   -------------    -----------   -------------   -------------
               246            4,360            5,125          2,539           6,090           4,629
     -------------     -------------   -------------    -----------   -------------   -------------
             2,605           62,974           77,844         10,464          64,115          66,337
     -------------     -------------   -------------    -----------   -------------   -------------
                --               --               --             --              --              --
     -------------     -------------   -------------    -----------   -------------   -------------
                --               --               --             --              --              --
     -------------     -------------   -------------    -----------   -------------   -------------
                --               --               --             --              --              --
     -------------     -------------   -------------    -----------   -------------   -------------
                --               --               --             --              --   $       14.43
     -------------     -------------   -------------    -----------   -------------   -------------
                --               --               --             --              --           1,421
     -------------     -------------   -------------    -----------   -------------   -------------
                --               --               --             --              --          20,501
     -------------     -------------   -------------    -----------   -------------   -------------
                --               --               --             --              --   $16.20/$17.01
     -------------     -------------   -------------    -----------   -------------   -------------
                --               --               --             --              --          17,909
     -------------     -------------   -------------    -----------   -------------   -------------
                --               --               --             --              --         290,175
     -------------     -------------   -------------    -----------   -------------   -------------
                --               --               --             --              --   $       14.41
     -------------     -------------   -------------    -----------   -------------   -------------
                --               --               --             --              --           1,333
     -------------     -------------   -------------    -----------   -------------   -------------
                --               --               --             --              --          19,218
     -------------     -------------   -------------    -----------   -------------   -------------
                --               --               --             --              --   $       14.41
     -------------     -------------   -------------    -----------   -------------   -------------
                --               --               --             --              --             295
     -------------     -------------   -------------    -----------   -------------   -------------
                --               --               --             --              --           4,247
     -------------     -------------   -------------    -----------   -------------   -------------
     $       10.83     $      15.48    $       16.46    $      4.37              --   $       16.32
     -------------     -------------   -------------    -----------   -------------   -------------
                64            9,950            4,184            172              --           2,206
     -------------     -------------   -------------    -----------   -------------   -------------
               694          154,028           68,872            752              --          35,999
     -------------     -------------   -------------    -----------   -------------   -------------
                --               --               --             --              --              --
     -------------     -------------   -------------    -----------   -------------   -------------
                --               --               --             --              --              --
     -------------     -------------   -------------    -----------   -------------   -------------
                --               --               --             --              --              --
     -------------     -------------   -------------    -----------   -------------   -------------
     $      21,526     $    505,866    $     753,541    $    49,382   $     235,860   $   1,080,059
     -------------     -------------   -------------    -----------   -------------   -------------
     $       3,444     $     54,616    $     109,951    $       364   $          --   $      85,704
     -------------     -------------   -------------    -----------   -------------   -------------
     $           2               @@    $         531    $        37   $          --   $          --
     -------------     -------------   -------------    -----------   -------------   -------------

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2005 (UNAUDITED) (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                           GROWTH
                                                                        OPPORTUNITIES         HIGH YIELD
                                                                            FUND                 FUND
                                                                        -------------         -----------
ASSETS
 Investments in securities, at value; (amortized cost for Money
   Market)@...........................................................  $     857,655         $   377,387
 Cash.................................................................             --                  --
 Foreign currency on deposit with custodian#..........................             --                 577
 Unrealized appreciation in forward foreign currency contracts........             --                  --
 Receivables:
   Investment securities sold.........................................         21,219               3,268
   Fund shares sold...................................................            212                  66
   Dividends and interest.............................................            940               7,520
   Futures contracts..................................................             --                  --
 Other assets.........................................................            130                  31
                                                                        -------------         -----------
Total assets..........................................................        880,156             388,849
                                                                        -------------         -----------
LIABILITIES
 Unrealized depreciation on forward foreign currency contracts........             --                  --
 Bank overdraft -- U.S. Dollars.......................................            210                  61
 Bank overdraft -- foreign cash.......................................              1                  --
 Payable upon return of securities loaned (Note 2d)...................         97,619              44,983
 Payables:
   Investment securities purchased....................................         33,351               4,262
   Fund shares redeemed...............................................             97                 292
   Dividends..........................................................             --                  --
   Investment advisory and management fees (Note 3)...................             78                  35
   Distribution fees (Note 3).........................................             34                  22
   Futures contracts..................................................             --                  --
 Accrued expenses.....................................................            176                 136
 Other liabilities....................................................              6                   1
                                                                        -------------         -----------
Total liabilities.....................................................        131,572              49,792
                                                                        -------------         -----------
Net assets............................................................  $     748,584         $   339,057
                                                                        =============         ===========
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital.....................................  $     712,842         $   422,884
Accumulated undistributed (distribution in excess of) net investment
 income (loss)........................................................         (1,193)                (44)
Accumulated net realized gain (loss) on investments and foreign
 currency transactions................................................          2,305             (77,619)
Unrealized appreciation (depreciation) of investments and the translations of assets and liabilities denominated in foreign
 currency.............................................................         34,630              (6,164)
                                                                        -------------         -----------
Net assets............................................................  $     748,584         $   339,057
                                                                        =============         ===========
Shares authorized.....................................................     19,250,000             300,000
                                                                        -------------         -----------
Par value.............................................................  $      0.0001         $     0.001
                                                                        -------------         -----------
CLASS A: Net asset value per share/Maximum offering price per share...  $23.63/$25.01         $7.81/$8.18
                                                                        -------------         -----------
         Shares outstanding...........................................          5,044              26,660
                                                                        -------------         -----------
         Net assets...................................................        119,200             208,145
                                                                        -------------         -----------
CLASS B: Net asset value per share....................................  $       20.81         $      7.79
                                                                        -------------         -----------
         Shares outstanding...........................................            712               6,880
                                                                        -------------         -----------
         Net assets...................................................         14,826              53,627
                                                                        -------------         -----------
CLASS C: Net asset value per share....................................  $       20.81         $      7.80
                                                                        -------------         -----------
         Shares outstanding...........................................            679               7,435
                                                                        -------------         -----------
         Net assets...................................................         14,126              57,999
                                                                        -------------         -----------
CLASS E: Net asset value per share/Maximum offering price per share...             --                  --
                                                                        -------------         -----------
         Shares outstanding...........................................             --                  --
                                                                        -------------         -----------
         Net assets...................................................             --                  --
                                                                        -------------         -----------
CLASS H: Net asset value per share....................................  $       20.99                  --
                                                                        -------------         -----------
         Shares outstanding...........................................          1,689                  --
                                                                        -------------         -----------
         Net assets...................................................         35,439                  --
                                                                        -------------         -----------
CLASS L: Net asset value per share/Maximum offering price per share...  $23.88/$25.07                  --
                                                                        -------------         -----------
         Shares outstanding...........................................         20,828                  --
                                                                        -------------         -----------
         Net assets...................................................        497,313                  --
                                                                        -------------         -----------
CLASS M: Net asset value per share....................................  $       20.96                  --
                                                                        -------------         -----------
         Shares outstanding...........................................            990                  --
                                                                        -------------         -----------
         Net assets...................................................         20,757                  --
                                                                        -------------         -----------
CLASS N: Net asset value per share....................................  $       20.96                  --
                                                                        -------------         -----------
         Shares outstanding...........................................            230                  --
                                                                        -------------         -----------
         Net assets...................................................          4,830                  --
                                                                        -------------         -----------
CLASS Y: Net asset value per share....................................  $       24.02         $      7.80
                                                                        -------------         -----------
         Shares outstanding...........................................            518               2,472
                                                                        -------------         -----------
         Net assets...................................................         12,439              19,286
                                                                        -------------         -----------
CLASS Z: Net asset value per share....................................  $       24.87                  --
                                                                        -------------         -----------
         Shares outstanding...........................................          1,192                  --
                                                                        -------------         -----------
         Net assets...................................................         29,654                  --
                                                                        -------------         -----------
@ Cost of securities..................................................  $     823,026         $   383,299
                                                                        -------------         -----------
@ Market value of securities on loan..................................  $      95,401         $    41,974
                                                                        -------------         -----------
 # Cost of foreign currency on deposit with custodian.................  $          (1)        $       504
                                                                        -------------         -----------

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

 The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

                                                            INTERNATIONAL       INTERNATIONAL   INTERNATIONAL
    INCOME ALLOCATION                   INFLATION PLUS   CAPITAL APPRECIATION   OPPORTUNITIES   SMALL COMPANY
          FUND*          INCOME FUND         FUND                FUND               FUND            FUND
    -----------------   -------------   --------------   --------------------   -------------   -------------
      $      25,533     $      48,894   $     917,636       $     253,068       $     168,535   $     130,349
                 39                --           1,025                 330                  --             155
                 --                16              16                  37                  28              --
                 --                --              --                  @@                  57             370
                 --               176              --               2,609                 923             252
                186                 1           5,442                 799                  68             148
                  6               558           5,394                 511                 831             535
                 --                --              --                  --                  --              --
                 34                39             223                 179                  78              56
      -------------     -------------   -------------       -------------       -------------   -------------
             25,798            49,684         929,736             257,533             170,520         131,865
      -------------     -------------   -------------       -------------       -------------   -------------
                 --                --              --                  11                   9             348
                 --                15              --                  --                  34              --
                 --                --              --                  --                  --               1
                 --                --              --              49,131              30,954          22,605
                 --               580           3,999               1,812               1,192           1,214
                 13                82             967                 366                  55             115
                 --                --              --                  --                  --              --
                  1                 4              72                  28                  16              15
                  2                 2              80                  10                   9               3
                 --                --              --                  --                  --              --
                  9                20             225                  75                 118              67
                 @@                @@               2                  @@                   1              @@
      -------------     -------------   -------------       -------------       -------------   -------------
                 25               703           5,345              51,433              32,388          24,368
      -------------     -------------   -------------       -------------       -------------   -------------
      $      25,773     $      48,981   $     924,391       $     206,100       $     138,132   $     107,497
      =============     =============   =============       =============       =============   =============
      $      25,951     $      48,955   $     898,462       $     201,744       $     157,339   $     100,414
                  4                35            (500)                781                 269             804
                 41              (160)            176                 491             (28,284)          5,531
               (223)              151          26,253               3,084               8,808             748
      -------------     -------------   -------------       -------------       -------------   -------------
      $      25,773     $      48,981   $     924,391       $     206,100       $     138,132   $     107,497
      =============     =============   =============       =============       =============   =============
            300,000           300,000         400,000             300,000             300,000         300,000
      -------------     -------------   -------------       -------------       -------------   -------------
      $       0.001     $       0.001   $       0.001       $       0.001       $       0.001   $       0.001
      -------------     -------------   -------------       -------------       -------------   -------------
      $10.03/$10.50     $10.42/$10.91   $10.98/$11.50       $11.51/$12.18       $11.96/$12.66   $13.03/$13.79
      -------------     -------------   -------------       -------------       -------------   -------------
              1,492             2,680          33,395               9,700               7,803           2,355
      -------------     -------------   -------------       -------------       -------------   -------------
             14,967            27,940         366,635             111,612              93,320          30,677
      -------------     -------------   -------------       -------------       -------------   -------------
      $       10.03     $       10.43   $       10.99       $       11.19       $       11.30   $       12.75
      -------------     -------------   -------------       -------------       -------------   -------------
                380               516          10,806               1,674               2,121             403
      -------------     -------------   -------------       -------------       -------------   -------------
              3,811             5,383         118,739              18,727              23,952           5,142
      -------------     -------------   -------------       -------------       -------------   -------------
      $       10.03     $       10.45   $       10.98       $       11.20       $       11.23   $       12.63
      -------------     -------------   -------------       -------------       -------------   -------------
                697               523          34,242               2,328               1,417             942
      -------------     -------------   -------------       -------------       -------------   -------------
              6,995             5,462         376,023              26,068              15,909          11,900
      -------------     -------------   -------------       -------------       -------------   -------------
                 --                --              --                  --                  --              --
      -------------     -------------   -------------       -------------       -------------   -------------
                 --                --              --                  --                  --              --
      -------------     -------------   -------------       -------------       -------------   -------------
                 --                --              --                  --                  --              --
      -------------     -------------   -------------       -------------       -------------   -------------
                 --                --              --                  --                  --              --
      -------------     -------------   -------------       -------------       -------------   -------------
                 --                --              --                  --                  --              --
      -------------     -------------   -------------       -------------       -------------   -------------
                 --                --              --                  --                  --              --
      -------------     -------------   -------------       -------------       -------------   -------------
                 --                --              --                  --                  --              --
      -------------     -------------   -------------       -------------       -------------   -------------
                 --                --              --                  --                  --              --
      -------------     -------------   -------------       -------------       -------------   -------------
                 --                --              --                  --                  --              --
      -------------     -------------   -------------       -------------       -------------   -------------
                 --                --              --                  --                  --              --
      -------------     -------------   -------------       -------------       -------------   -------------
                 --                --              --                  --                  --              --
      -------------     -------------   -------------       -------------       -------------   -------------
                 --                --              --                  --                  --              --
      -------------     -------------   -------------       -------------       -------------   -------------
                 --                --              --                  --                  --              --
      -------------     -------------   -------------       -------------       -------------   -------------
                 --                --              --                  --                  --              --
      -------------     -------------   -------------       -------------       -------------   -------------
                 --                --              --                  --                  --              --
      -------------     -------------   -------------       -------------       -------------   -------------
                 --     $       10.42   $       10.99       $       11.66       $       12.32   $       13.13
      -------------     -------------   -------------       -------------       -------------   -------------
                 --               978           5,729               4,261                 402           4,554
      -------------     -------------   -------------       -------------       -------------   -------------
                 --            10,196          62,994              49,693               4,951          59,778
      -------------     -------------   -------------       -------------       -------------   -------------
                 --                --              --                  --                  --              --
      -------------     -------------   -------------       -------------       -------------   -------------
                 --                --              --                  --                  --              --
      -------------     -------------   -------------       -------------       -------------   -------------
                 --                --              --                  --                  --              --
      -------------     -------------   -------------       -------------       -------------   -------------
      $      25,756     $      48,743   $     891,383       $     249,986       $     159,789   $     129,625
      -------------     -------------   -------------       -------------       -------------   -------------
      $          --     $          --   $          --       $      47,096       $      29,920   $      21,529
      -------------     -------------   -------------       -------------       -------------   -------------
      $          --     $          16   $          16       $          37       $          28              @@
      -------------     -------------   -------------       -------------       -------------   -------------

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2005 (UNAUDITED) (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                                 MIDCAP
                                                                         MIDCAP FUND           VALUE FUND
                                                                        -------------         -------------
ASSETS
 Investments in securities, at value; (amortized cost for Money
   Market)@...........................................................  $  2,720,660          $     444,263
 Cash.................................................................            --                     --
 Foreign currency on deposit with custodian#..........................            --                     --
 Unrealized appreciation in forward foreign currency contracts........            --                     --
 Receivables:
   Investment securities sold.........................................        24,005                  1,577
   Fund shares sold...................................................           782                      5
   Dividends and interest.............................................           981                    124
   Futures contracts..................................................            --                     --
 Other assets.........................................................           120                    137
                                                                        -------------         -------------
Total assets..........................................................     2,746,548                446,106
                                                                        -------------         -------------
LIABILITIES
 Unrealized depreciation on forward foreign currency contracts........            --                     --
 Bank overdraft -- U.S. Dollars.......................................         1,058                     36
 Bank overdraft -- foreign cash.......................................            --                     --
 Payable upon return of securities loaned (Note 2d)...................       172,425                 17,820
 Payables:
   Investment securities purchased....................................        18,433                  2,128
   Fund shares redeemed...............................................         1,772                    348
   Dividends..........................................................            --                     --
   Investment advisory and management fees (Note 3)...................           260                     49
   Distribution fees (Note 3).........................................           178                     26
   Futures contracts..................................................            --                     --
 Accrued expenses.....................................................         1,042                    216
 Other liabilities....................................................             3                      1
                                                                        -------------         -------------
Total liabilities.....................................................       195,171                 20,624
                                                                        -------------         -------------
Net assets............................................................  $  2,551,377          $     425,482
                                                                        =============         =============
Summary of net assets:
Capital stock and paid-in-capital.....................................  $  1,942,896          $     373,244
Accumulated undistributed (distribution in excess of) net investment
 income (loss)........................................................        (5,270)                (1,340)
Accumulated net realized gain (loss) on investments and foreign
 currency transactions................................................       315,855                 26,512
Unrealized appreciation (depreciation) of investments and the translations of assets and liabilities denominated in foreign
 currency.............................................................       297,896                 27,066
                                                                        -------------         -------------
Net assets............................................................  $  2,551,377          $     425,482
                                                                        =============         =============
Shares authorized.....................................................       460,000                300,000
                                                                        -------------         -------------
Par value.............................................................  $      0.001          $       0.001
                                                                        -------------         -------------
CLASS A: Net asset value per share/Maximum offering price per share...  $23.40/$24.76         $12.32/$13.04
                                                                        -------------         -------------
         Shares outstanding...........................................        64,982                 22,286
                                                                        -------------         -------------
         Net assets...................................................     1,520,256                274,554
                                                                        -------------         -------------
CLASS B: Net asset value per share....................................  $      22.10          $       11.96
                                                                        -------------         -------------
         Shares outstanding...........................................        19,817                  4,902
                                                                        -------------         -------------
         Net assets...................................................       437,953                 58,622
                                                                        -------------         -------------
CLASS C: Net asset value per share....................................  $      22.17          $       11.96
                                                                        -------------         -------------
         Shares outstanding...........................................        21,367                  5,262
                                                                        -------------         -------------
         Net assets...................................................       473,679                 62,936
                                                                        -------------         -------------
CLASS E: Net asset value per share/Maximum offering price per share...            --                     --
                                                                        -------------         -------------
         Shares outstanding...........................................            --                     --
                                                                        -------------         -------------
         Net assets...................................................            --                     --
                                                                        -------------         -------------
CLASS H: Net asset value per share....................................            --                     --
                                                                        -------------         -------------
         Shares outstanding...........................................            --                     --
                                                                        -------------         -------------
         Net assets...................................................            --                     --
                                                                        -------------         -------------
CLASS L: Net asset value per share/Maximum offering price per share...            --                     --
                                                                        -------------         -------------
         Shares outstanding...........................................            --                     --
                                                                        -------------         -------------
         Net assets...................................................            --                     --
                                                                        -------------         -------------
CLASS M: Net asset value per share....................................            --                     --
                                                                        -------------         -------------
         Shares outstanding...........................................            --                     --
                                                                        -------------         -------------
         Net assets...................................................            --                     --
                                                                        -------------         -------------
CLASS N: Net asset value per share....................................            --                     --
                                                                        -------------         -------------
         Shares outstanding...........................................            --                     --
                                                                        -------------         -------------
         Net assets...................................................            --                     --
                                                                        -------------         -------------
CLASS Y: Net asset value per share....................................  $      24.31          $       12.57
                                                                        -------------         -------------
         Shares outstanding...........................................         4,914                  2,336
                                                                        -------------         -------------
         Net assets...................................................       119,489                 29,370
                                                                        -------------         -------------
CLASS Z: Net asset value per share....................................            --                     --
                                                                        -------------         -------------
         Shares outstanding...........................................            --                     --
                                                                        -------------         -------------
         Net assets...................................................            --                     --
                                                                        -------------         -------------
@ Cost of securities..................................................  $  2,422,763          $     417,197
                                                                        -------------         -------------
@ Market value of securities on loan..................................  $    168,341          $      17,611
                                                                        -------------         -------------
 # Cost of foreign currency on deposit with custodian.................  $         --          $          --
                                                                        -------------         -------------

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

 The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

    MONEY MARKET   SELECT MIDCAP   SHORT DURATION   SMALL COMPANY   SMALLCAP GROWTH
        FUND        GROWTH FUND         FUND            FUND             FUND          STOCK FUND
    ------------   -------------   --------------   -------------   ---------------   -------------
    $   258,509    $     12,099    $     139,893    $    346,698     $     275,923    $   1,497,305
            327              96               --              --                77               --
             --              --               --              --                --               --
             --              --               --              --                --               --
             --             159               --           3,932             2,997            1,548
             --              56               11               1                85              323
            939               2            1,631             110                59            1,508
             --              --               --              --                --               --
             95              58               50              97                85              154
    -----------    -------------   -------------    -------------    -------------    -------------
        259,870          12,470          141,585         350,838           279,226        1,500,838
    -----------    -------------   -------------    -------------    -------------    -------------
             --              --               --              --                --               --
             --              --               16             279                --            1,172
             --              --               --              --                --               --
             --              --               --          71,330            22,847           44,896
             --             253               --           5,000             5,666            7,415
            288               2               79             263                75            1,841
             --              --               --              --                --               --
             18               1               11              32                30              143
             14               1                7              18                14               99
             --              --               --              --                --               --
            139               6               36             160                78              734
             --              --               @@              --                 4                2
    -----------    -------------   -------------    -------------    -------------    -------------
            459             263              149          77,082            28,714           56,302
    -----------    -------------   -------------    -------------    -------------    -------------
    $   259,411    $     12,207    $     141,436    $    273,756     $     250,512    $   1,444,536
    ===========    =============   =============    =============    =============    =============
    $   259,411    $     12,982    $     143,324    $    317,798     $     289,180    $   1,960,579
             --             (36)             110          (1,782)             (970)           2,575
             --            (198)            (978)        (68,289)          (41,741)        (544,226)
             --            (541)          (1,020)         26,029             4,043           25,608
    -----------    -------------   -------------    -------------    -------------    -------------
    $   259,411    $     12,207    $     141,436    $    273,756     $     250,512    $   1,444,536
    ===========    =============   =============    =============    =============    =============
      2,700,000         800,000          300,000         300,000        21,000,000          300,000
    -----------    -------------   -------------    -------------    -------------    -------------
    $     0.001    $      0.001    $       0.001    $      0.001     $      0.0001    $       0.001
    -----------    -------------   -------------    -------------    -------------    -------------
    $      1.00    $ 9.28/$9.82    $ 9.96/$10.27    $15.35/$16.24    $25.35/$26.83    $17.08/$18.07
    -----------    -------------   -------------    -------------    -------------    -------------
        187,641           1,059            3,714           9,405             1,895           49,206
    -----------    -------------   -------------    -------------    -------------    -------------
        187,641           9,824           36,996         144,349            48,040          840,573
    -----------    -------------   -------------    -------------    -------------    -------------
    $      1.00    $       9.25    $        9.96    $      14.36     $       22.99    $       16.08
    -----------    -------------   -------------    -------------    -------------    -------------
         36,328             143            1,014           3,728               585           18,916
    -----------    -------------   -------------    -------------    -------------    -------------
         36,328           1,322           10,095          53,552            13,444          304,123
    -----------    -------------   -------------    -------------    -------------    -------------
    $      1.00    $       9.25    $        9.96    $      14.38     $       22.99    $       16.17
    -----------    -------------   -------------    -------------    -------------    -------------
         22,219              94            2,986           2,918               461           12,773
    -----------    -------------   -------------    -------------    -------------    -------------
         22,219             875           29,749          41,951            10,598          206,574
    -----------    -------------   -------------    -------------    -------------    -------------
             --              --               --              --                --               --
    -----------    -------------   -------------    -------------    -------------    -------------
             --              --               --              --                --               --
    -----------    -------------   -------------    -------------    -------------    -------------
             --              --               --              --                --               --
    -----------    -------------   -------------    -------------    -------------    -------------
             --              --               --              --     $       23.08               --
    -----------    -------------   -------------    -------------    -------------    -------------
             --              --               --              --               664               --
    -----------    -------------   -------------    -------------    -------------    -------------
             --              --               --              --            15,324               --
    -----------    -------------   -------------    -------------    -------------    -------------
             --              --               --              --     $25.38/$26.65               --
    -----------    -------------   -------------    -------------    -------------    -------------
             --              --               --              --             4,426               --
    -----------    -------------   -------------    -------------    -------------    -------------
             --              --               --              --           112,323               --
    -----------    -------------   -------------    -------------    -------------    -------------
             --              --               --              --     $       23.06               --
    -----------    -------------   -------------    -------------    -------------    -------------
             --              --               --              --               651               --
    -----------    -------------   -------------    -------------    -------------    -------------
             --              --               --              --            15,019               --
    -----------    -------------   -------------    -------------    -------------    -------------
             --              --               --              --     $       23.08               --
    -----------    -------------   -------------    -------------    -------------    -------------
             --              --               --              --               249               --
    -----------    -------------   -------------    -------------    -------------    -------------
             --              --               --              --             5,749               --
    -----------    -------------   -------------    -------------    -------------    -------------
    $      1.00    $       9.29    $        9.95    $      16.05     $       25.70    $       17.77
    -----------    -------------   -------------    -------------    -------------    -------------
         13,223              20            6,492           2,113             1,168            5,248
    -----------    -------------   -------------    -------------    -------------    -------------
         13,223             186           64,596          33,904            30,015           93,266
    -----------    -------------   -------------    -------------    -------------    -------------
             --              --               --              --                --               --
    -----------    -------------   -------------    -------------    -------------    -------------
             --              --               --              --                --               --
    -----------    -------------   -------------    -------------    -------------    -------------
             --              --               --              --                --               --
    -----------    -------------   -------------    -------------    -------------    -------------
    $   258,509    $     12,640    $     140,913    $    320,670     $     271,880    $   1,471,697
    -----------    -------------   -------------    -------------    -------------    -------------
    $        --    $         --    $          --    $     69,443     $      22,304    $      44,072
    -----------    -------------   -------------    -------------    -------------    -------------
    $        --    $         --    $          --    $         --     $          --    $          --
    -----------    -------------   -------------    -------------    -------------    -------------

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2005 (UNAUDITED) (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                           TAX-FREE                TAX-FREE
                                                                        CALIFORNIA FUND         MINNESOTA FUND
                                                                        ---------------         --------------
ASSETS:
 Investments in securities, at value; (amortized cost for Money
   Market)@...........................................................   $      18,467          $      35,897
 Cash.................................................................              13                  1,546
 Foreign currency on deposit with custodian#..........................              --                     --
 Unrealized appreciation in forward foreign currency contracts........              --                     --
 Receivables:
   Investment securities sold.........................................              --                     --
   Fund shares sold...................................................              19                     10
   Dividends and interest.............................................             208                    416
   Futures contracts..................................................              --                     --
 Other assets.........................................................              10                     21
                                                                         -------------          -------------
Total assets..........................................................          18,717                 37,890
                                                                         -------------          -------------
LIABILITIES:
 Unrealized depreciation on forward foreign currency contracts........              --                     --
 Bank overdraft -- U.S. Dollars.......................................              --                     --
 Bank overdraft -- foreign cash.......................................              --                     --
 Payable upon return of securities loaned (Note 2d)...................              --                     --
 Payables:
   Investment securities purchased....................................             462                  1,277
   Fund shares redeemed...............................................              --                     --
   Dividends..........................................................              --                     --
   Investment advisory and management fees (Note 3)...................               1                      4
   Distribution fees (Note 3).........................................               1                      1
   Futures contracts..................................................              --                     --
 Accrued expenses.....................................................               6                      7
 Other liabilities....................................................              @@                     @@
                                                                         -------------          -------------
Total liabilities.....................................................             470                  1,289
                                                                         -------------          -------------
Net assets............................................................   $      18,247          $      36,601
                                                                         =============          =============
SUMMARY OF NET ASSETS:
Capital stock and paid-in-capital.....................................   $      17,681          $      34,533
Accumulated undistributed (distribution in excess of) net investment
 income (loss)........................................................               4                      2
Accumulated net realized gain (loss) on investments and foreign
 currency transactions................................................               4                     46
Unrealized appreciation (depreciation) of investments and the translations of assets and liabilities denominated in foreign
 currency.............................................................             558                  2,020
                                                                         -------------          -------------
Net assets............................................................   $      18,247          $      36,601
                                                                         =============          =============
Shares authorized.....................................................         300,000             19,250,000
                                                                         -------------          -------------
Par value.............................................................   $       0.001          $       0.001
                                                                         -------------          -------------
CLASS A: Net asset value per share/Maximum offering price per share...   $10.41/$10.90          $10.41/$10.90
                                                                         -------------          -------------
         Shares outstanding...........................................           1,494                    497
                                                                         -------------          -------------
         Net assets...................................................          15,549                  5,174
                                                                         -------------          -------------
CLASS B: Net asset value per share....................................   $       10.40          $       10.42
                                                                         -------------          -------------
         Shares outstanding...........................................             104                     71
                                                                         -------------          -------------
         Net assets...................................................           1,078                    736
                                                                         -------------          -------------
CLASS C: Net asset value per share....................................   $       10.42          $       10.44
                                                                         -------------          -------------
         Shares outstanding...........................................             155                     31
                                                                         -------------          -------------
         Net assets...................................................           1,620                    325
                                                                         -------------          -------------
CLASS E: Net asset value per share/Maximum offering price per share...              --          $10.47/$10.96
                                                                         -------------          -------------
         Shares outstanding...........................................              --                  2,581
                                                                         -------------          -------------
         Net assets...................................................              --                 27,027
                                                                         -------------          -------------
CLASS H: Net asset value per share....................................              --          $       10.47
                                                                         -------------          -------------
         Shares outstanding...........................................              --                     11
                                                                         -------------          -------------
         Net assets...................................................              --                    117
                                                                         -------------          -------------
CLASS L: Net asset value per share/Maximum offering price per share...              --          $10.44/$10.93
                                                                         -------------          -------------
         Shares outstanding...........................................              --                    276
                                                                         -------------          -------------
         Net assets...................................................              --                  2,883
                                                                         -------------          -------------
CLASS M: Net asset value per share....................................              --          $       10.46
                                                                         -------------          -------------
         Shares outstanding...........................................              --                     12
                                                                         -------------          -------------
         Net assets...................................................              --                    128
                                                                         -------------          -------------
CLASS N: Net asset value per share....................................              --          $       10.46
                                                                         -------------          -------------
         Shares outstanding...........................................              --                     20
                                                                         -------------          -------------
         Net assets...................................................              --                    210
                                                                         -------------          -------------
CLASS Y: Net asset value per share....................................              --          $       10.41
                                                                         -------------          -------------
         Shares outstanding...........................................              --                     @@
                                                                         -------------          -------------
         Net assets...................................................              --                      1
                                                                         -------------          -------------
CLASS Z: Net asset value per share....................................              --                     --
                                                                         -------------          -------------
         Shares outstanding...........................................              --                     --
                                                                         -------------          -------------
         Net assets...................................................              --                     --
                                                                         -------------          -------------
@ Cost of securities..................................................   $      17,909          $      33,877
                                                                         -------------          -------------
@ Market value of securities on loan..................................   $          --          $          --
                                                                         -------------          -------------
 # Cost of foreign currency on deposit with custodian.................   $          --          $          --
                                                                         -------------          -------------

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

 The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

                                                                                             VALUE
      TAX-FREE        TAX-FREE      TOTAL RETURN    U.S. GOVERNMENT       VALUE          OPPORTUNITIES
    NATIONAL FUND   NEW YORK FUND     BOND FUND     SECURITIES FUND       FUND               FUND
    -------------   -------------   -------------   ---------------   -------------   -------------------
    $     94,048    $     14,956    $     768,728    $     276,776    $     129,613      $     159,222
              --              @@              415               86               24                197
              --              --            1,297               --               --                 --
              --              --              211               --               --                 --
             105             300            3,569                2              533              2,066
             260              @@              416                2               80                201
           1,447             212            5,175            2,191              166                186
              --              --               --               --               --                 --
              73              10               88               79               42                 83
    -------------   -------------   -------------    -------------    -------------      -------------
          95,933          15,478          779,899          279,136          130,458            161,955
    -------------   -------------   -------------    -------------    -------------      -------------
              --              --               --               --               --                  4
             100              --               --               --               --                 --
              --              --               --               --               --                 --
              --              --           90,869           28,283               --              3,285
              --             615           75,291               --            2,572              3,126
              @@              --              479               84              143                 37
              --              --               --               --               --                 --
              10               1               53               25               14                 20
               4               1               33                9                5                  7
              --              --               --               --               --                 --
              25               6              229               69               45                 51
               5              @@                1                5               @@                  1
    -------------   -------------   -------------    -------------    -------------      -------------
             144             623          166,955           28,475            2,779              6,531
    -------------   -------------   -------------    -------------    -------------      -------------
    $     95,789    $     14,855    $     612,944    $     250,661    $     127,679      $     155,424
    =============   =============   =============    =============    =============      =============
    $     90,392    $     14,327    $     605,590    $     259,511    $     119,481      $     145,665
              @@               1              433              132              335                186
             654               9            3,564          (11,039)          (5,509)             2,635
           4,743             518            3,357            2,057           13,372              6,938
    -------------   -------------   -------------    -------------    -------------      -------------
    $     95,789    $     14,855    $     612,944    $     250,661    $     127,679      $     155,424
    =============   =============   =============    =============    =============      =============
      19,250,000         300,000          300,000       19,250,000          300,000         21,000,000
    -------------   -------------   -------------    -------------    -------------      -------------
    $      0.001    $      0.001    $       0.001    $      0.0001    $       0.001      $      0.0001
    -------------   -------------   -------------    -------------    -------------      -------------
    $11.24/$11.77   $10.42/$10.91   $10.84/$11.35    $ 9.55/$10.00    $10.28/$10.88      $14.88/$15.75
    -------------   -------------   -------------    -------------    -------------      -------------
           3,435           1,061           27,473            5,356            5,946              2,651
    -------------   -------------   -------------    -------------    -------------      -------------
          38,604          11,055          297,916           51,144           61,120             39,441
    -------------   -------------   -------------    -------------    -------------      -------------
    $      11.17    $      10.42    $       10.79    $        9.51    $       10.15      $       13.96
    -------------   -------------   -------------    -------------    -------------      -------------
             601             161            7,949            2,487              956                690
    -------------   -------------   -------------    -------------    -------------      -------------
           6,713           1,675           85,760           23,650            9,703              9,632
    -------------   -------------   -------------    -------------    -------------      -------------
    $      11.19    $      10.42    $       10.86    $        9.51    $       10.16      $       13.97
    -------------   -------------   -------------    -------------    -------------      -------------
             713             204            7,343            1,312            1,038                598
    -------------   -------------   -------------    -------------    -------------      -------------
           7,983           2,125           79,729           12,478           10,540              8,357
    -------------   -------------   -------------    -------------    -------------      -------------
    $11.23/$11.76             --               --    $  9.53/$9.98               --                 --
    -------------   -------------   -------------    -------------    -------------      -------------
           2,859              --               --           11,760               --                 --
    -------------   -------------   -------------    -------------    -------------      -------------
          32,098              --               --          112,112               --                 --
    -------------   -------------   -------------    -------------    -------------      -------------
    $      11.20              --               --    $        9.50               --      $       13.98
    -------------   -------------   -------------    -------------    -------------      -------------
              41              --               --              344               --                375
    -------------   -------------   -------------    -------------    -------------      -------------
             460              --               --            3,270               --              5,243
    -------------   -------------   -------------    -------------    -------------      -------------
    $11.21/$11.74             --               --    $  9.54/$9.99               --      $14.88/$15.62
    -------------   -------------   -------------    -------------    -------------      -------------
             717              --               --            3,865               --              1,783
    -------------   -------------   -------------    -------------    -------------      -------------
           8,036              --               --           36,871               --             26,537
    -------------   -------------   -------------    -------------    -------------      -------------
    $      11.20              --               --    $        9.51               --      $       13.96
    -------------   -------------   -------------    -------------    -------------      -------------
             120              --               --              320               --                558
    -------------   -------------   -------------    -------------    -------------      -------------
           1,343              --               --            3,046               --              7,795
    -------------   -------------   -------------    -------------    -------------      -------------
    $      11.18              --               --    $        9.50               --      $       13.98
    -------------   -------------   -------------    -------------    -------------      -------------
              49              --               --              102               --                157
    -------------   -------------   -------------    -------------    -------------      -------------
             551              --               --              965               --              2,186
    -------------   -------------   -------------    -------------    -------------      -------------
    $      11.21              --    $       10.95    $        9.55    $       10.25      $       15.02
    -------------   -------------   -------------    -------------    -------------      -------------
              @@              --           13,653              746            4,518              3,745
    -------------   -------------   -------------    -------------    -------------      -------------
               1              --          149,539            7,125           46,316             56,233
    -------------   -------------   -------------    -------------    -------------      -------------
              --              --               --               --               --                 --
    -------------   -------------   -------------    -------------    -------------      -------------
              --              --               --               --               --                 --
    -------------   -------------   -------------    -------------    -------------      -------------
              --              --               --               --               --                 --
    -------------   -------------   -------------    -------------    -------------      -------------
    $     89,305    $     14,438    $     765,574    $     274,719    $     116,241      $     152,283
    -------------   -------------   -------------    -------------    -------------      -------------
    $         --    $         --    $      88,099    $      27,592    $          --      $       3,260
    -------------   -------------   -------------    -------------    -------------      -------------
    $         --    $         --    $       1,300    $          --    $          --      $          --
    -------------   -------------   -------------    -------------    -------------      -------------

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 STATEMENT OF OPERATIONS
 FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                      THE HARTFORD
                                                              THE HARTFORD          AGGRESSIVE GROWTH
                                                              ADVISERS FUND         ALLOCATION FUND*
                                                              -------------         -----------------
INVESTMENT INCOME:
  Dividends.................................................    $ 22,259                  $ 133
  Interest..................................................      15,913                     --
  Securities lending........................................         164                     --
  Less: Foreign tax withheld................................         (21)                    --
                                                                --------                  -----
    Total investment income, net............................      38,315                    133
                                                                --------                  -----
EXPENSES:
  Investment management and advisory fees...................       7,579                     45
  Transfer agent fees.......................................       2,576                     62
  Distribution fees
    Class A.................................................       1,865                     30
    Class B.................................................       2,638                     46
    Class C.................................................       1,637                     61
    Class H.................................................          --                     --
    Class L.................................................          --                     --
    Class M.................................................          --                     --
    Class N.................................................          --                     --
  Custodian fees............................................          18                      1
  Accounting services.......................................         236                      2
  Registration and filing fees..............................         121                     14
  Board of Directors' fees..................................          14                     @@
  Other expenses............................................         590                     22
                                                                --------                  -----
    Total expenses (before waivers and fees paid
     indirectly)............................................      17,274                    283
  Expense waivers...........................................          --                    (56)
  Fees paid indirectly......................................        (105)                    @@
                                                                --------                  -----
    Total waivers and fees paid indirectly..................        (105)                   (56)
                                                                --------                  -----
    Total expenses, net.....................................      17,169                    227
                                                                --------                  -----
  Net investment income (loss)..............................      21,146                    (94)
                                                                --------                  -----
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on investments...................      41,668                     40
  Net realized gain (loss) on futures options contracts.....         103                     --
  Net realized gain (loss) on foreign currency
    transactions............................................          (1)                    --
                                                                --------                  -----
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS:........................      41,770                     40
                                                                --------                  -----
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................     (12,094)                  (709)
  Net unrealized appreciation (depreciation) of futures
    contracts...............................................        (164)                    --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...          --                     --
                                                                --------                  -----
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS..............................................     (12,258)                  (709)
                                                                --------                  -----
NET GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS:............................      29,512                   (669)
                                                                --------                  -----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $ 50,658                  $(763)
                                                                ========                  =====

*  Invests only in affiliated investment companies.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

       THE HARTFORD           THE HARTFORD            THE HARTFORD            THE HARTFORD      THE HARTFORD   THE HARTFORD
    BALANCED ALLOCATION   CAPITAL APPRECIATION   CONSERVATIVE ALLOCATION   DISCIPLINED EQUITY   DIVIDEND AND   EQUITY INCOME
           FUND*                  FUND                    FUND*                   FUND          GROWTH FUND        FUND
    -------------------   --------------------   -----------------------   ------------------   ------------   -------------
          $ 1,955              $  64,165                 $1,027                 $ 4,680           $ 34,764        $ 4,720
               --                  4,863                     --                      34              1,048             80
               --                    678                     --                      --                 22             --
               --                     --                     --                      --               (338)            --
          -------              ---------                 ------                 -------           --------        -------
            1,955                 69,706                  1,027                   4,714             35,496          4,800
          -------              ---------                 ------                 -------           --------        -------
              210                 26,359                     70                   1,433              8,550          1,334
              140                  9,468                     29                     480              2,783            314
              154                  5,933                     58                     302              2,464            327
              171                  7,751                     39                     223              1,700            114
              262                  7,546                     81                     199              1,439            240
               --                     --                     --                      --                 --             --
               --                     --                     --                      --                 --             --
               --                     --                     --                      --                 --             --
               --                     --                     --                      --                 --             --
                1                  1,530                      1                       7                 14              7
               10                    796                      3                      36                268             33
               28                    382                     14                      29                141             34
                1                     35                     @@                       2                 12              1
               69                  1,922                     30                      92                667             98
          -------              ---------                 ------                 -------           --------        -------
            1,046                 61,722                    325                   2,803             18,038          2,502
              (96)                    --                    (32)                    (64)                --         (1,378)
               @@                 (2,088)                    @@                     (32)              (150)            (8)
          -------              ---------                 ------                 -------           --------        -------
              (96)                (2,088)                   (32)                    (96)              (150)        (1,386)
          -------              ---------                 ------                 -------           --------        -------
              950                 59,634                    293                   2,707             17,888          1,116
          -------              ---------                 ------                 -------           --------        -------
            1,005                 10,072                    734                   2,007             17,608          3,684
          -------              ---------                 ------                 -------           --------        -------
              591                695,694                    324                  13,433             55,315         (3,249)
               --                     --                     --                     388                 --             --
               --                 (4,624)                    --                      --                 --             --
          -------              ---------                 ------                 -------           --------        -------
              591                691,070                    324                  13,821             55,315         (3,249)
          -------              ---------                 ------                 -------           --------        -------
           (2,115)              (388,456)                  (839)                   (213)            35,947         17,336
               --                     --                     --                      --                 --             --
               --                  4,349                     --                      --                 --             --
          -------              ---------                 ------                 -------           --------        -------
           (2,115)              (384,107)                  (839)                   (213)            35,947         17,336
          -------              ---------                 ------                 -------           --------        -------
           (1,524)               306,963                   (515)                 13,608             91,262         14,087
          -------              ---------                 ------                 -------           --------        -------
          $  (519)             $ 317,035                 $  219                 $15,615           $108,870        $17,771
          =======              =========                 ======                 =======           ========        =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              THE HARTFORD         THE HARTFORD GLOBAL
                                                                 FOCUS               COMMUNICATIONS
                                                                  FUND                    FUND
                                                              ------------         -------------------
INVESTMENT INCOME:
  Dividends.................................................    $ 1,412                   $222
  Interest..................................................         20                      4
  Securities lending........................................         --                      3
  Less: Foreign tax withheld................................         --                    (16)
                                                                -------                   ----
    Total investment income, net............................      1,432                    213
                                                                -------                   ----
EXPENSES:
  Investment management and advisory fees...................        518                     73
  Transfer agent fees.......................................        135                     32
  Distribution fees
    Class A.................................................         79                     14
    Class B.................................................         89                      9
    Class C.................................................        110                      8
    Class H.................................................         --                     --
    Class L.................................................         --                     --
    Class M.................................................         --                     --
    Class N.................................................         --                     --
  Custodian fees............................................          4                      9
  Accounting services.......................................         10                      1
  Registration and filing fees..............................         18                     17
  Board of Directors' fees..................................          1                     @@
  Other expenses............................................         35                     13
                                                                -------                   ----
    Total expenses (before waivers and fees paid
     indirectly)............................................        999                    176
  Expense waivers...........................................        (22)                   (47)
  Fees paid indirectly......................................        (14)                    @@
                                                                -------                   ----
    Total waivers and fees paid indirectly..................        (36)                   (47)
                                                                -------                   ----
    Total expenses, net.....................................        963                    129
                                                                -------                   ----
  Net investment income (loss)..............................        469                     84
                                                                -------                   ----
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on investments...................      3,764                    792
  Net realized gain (loss) on futures options contracts.....         --                     --
  Net realized gain (loss) on foreign currency
    transactions............................................         --                      2
                                                                -------                   ----
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS:........................      3,764                    794
                                                                -------                   ----
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................     (1,133)                    @@
  Net unrealized appreciation (depreciation) of futures
    contracts...............................................         --                     --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...         --                      2
                                                                -------                   ----
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS..............................................     (1,133)                     2
                                                                -------                   ----
NET GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS:............................      2,631                    796
                                                                -------                   ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $ 3,100                   $880
                                                                =======                   ====

*  Invests only in affiliated investment companies.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

      THE HARTFORD     THE HARTFORD     THE HARTFORD      THE HARTFORD        THE HARTFORD
    GLOBAL FINANCIAL   GLOBAL HEALTH   GLOBAL LEADERS   GLOBAL TECHNOLOGY   GROWTH ALLOCATION   THE HARTFORD
     SERVICES FUND         FUND             FUND              FUND                FUND*         GROWTH FUND
    ----------------   -------------   --------------   -----------------   -----------------   ------------
          $ 298           $ 1,677         $  7,507           $   719             $   961          $  5,623
              5               128               93                 5                  --               360
              1                43              188                 4                  --                46
            (14)              (71)            (478)               (9)                 --               (10)
          -----           -------         --------           -------             -------          --------
            290             1,777            7,310               719                 961             6,019
          -----           -------         --------           -------             -------          --------
            100             1,557            2,936               281                 158             3,491
             33               592            1,270               204                 157               902
             17               223              594                37                 108               572
             16               338              452                64                 143               187
             13               316              432                63                 213               295
             --                --               --                --                  --               113
             --                --               --                --                  --               386
             --                --               --                --                  --               105
             --                --               --                --                  --                22
             11                16              155                14                   1                12
              2                31               72                 6                   8                58
             15                27               44                20                  28                80
             @@                 1                4                @@                   1                 3
             15                94              191                23                  51               235
          -----           -------         --------           -------             -------          --------
            222             3,195            6,150               712                 868             6,461
            (41)             (216)            (288)             (170)               (118)             (228)
             (5)              (24)            (553)              (18)                 @@               (95)
          -----           -------         --------           -------             -------          --------
            (46)             (240)            (841)             (188)               (118)             (323)
          -----           -------         --------           -------             -------          --------
            176             2,955            5,309               524                 750             6,138
          -----           -------         --------           -------             -------          --------
            114            (1,178)           2,001               195                 211              (119)
          -----           -------         --------           -------             -------          --------
            744            19,202           53,320             1,927                  71            43,298
             --                --               --                --                  --                --
             (1)               11               89                (2)                 --                --
          -----           -------         --------           -------             -------          --------
            743            19,213           53,409             1,925                  71            43,298
          -----           -------         --------           -------             -------          --------
           (126)           (2,783)         (82,329)           (3,608)             (2,031)          (57,005)
             --                --               --                --                  --                --
             @@                (1)             (49)               @@                  --                --
          -----           -------         --------           -------             -------          --------
           (126)           (2,784)         (82,378)           (3,608)             (2,031)          (57,005)
          -----           -------         --------           -------             -------          --------
            617            16,429          (28,969)           (1,683)             (1,960)          (13,707)
          -----           -------         --------           -------             -------          --------
          $ 731           $15,251         $(26,968)          $(1,488)            $(1,749)         $(13,826)
          =====           =======         ========           =======             =======          ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  THE HARTFORD       THE HARTFORD
                                                              GROWTH OPPORTUNITIES    HIGH YIELD
                                                                      FUND               FUND
                                                              --------------------   ------------
INVESTMENT INCOME:
  Dividends.................................................        $  2,539           $      2
  Interest..................................................             164             13,244
  Securities lending........................................             326                 71
  Less: Foreign tax withheld................................             (17)                --
                                                                    --------           --------
    Total investment income, net............................           3,012             13,317
                                                                    --------           --------
EXPENSES:
  Investment management and advisory fees...................           2,839              1,414
  Transfer agent fees.......................................             177                383
  Distribution fees
    Class A.................................................             101                291
    Class B.................................................              69                299
    Class C.................................................              69                335
    Class H.................................................             195                 --
    Class L.................................................             660                 --
    Class M.................................................             113                 --
    Class N.................................................              25                 --
  Custodian fees............................................              45                 12
  Accounting services.......................................              12                 38
  Registration and filing fees..............................              66                 32
  Board of Directors' fees..................................               4                  2
  Other expenses............................................             205                 97
                                                                    --------           --------
    Total expenses (before waivers and fees paid
     indirectly)............................................           4,580              2,903
  Expense waivers...........................................             (45)                --
  Fees paid indirectly......................................            (330)                (5)
                                                                    --------           --------
    Total waivers and fees paid indirectly..................            (375)                (5)
                                                                    --------           --------
    Total expenses, net.....................................           4,205              2,898
                                                                    --------           --------
  Net investment income (loss)..............................          (1,193)            10,419
                                                                    --------           --------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on investments...................          79,060              7,114
  Net realized gain (loss) on futures options contracts.....              --                141
  Net realized gain (loss) on foreign currency
    transactions............................................              (6)               738
                                                                    --------           --------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS:........................          79,054              7,993
                                                                    --------           --------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................         (75,461)           (23,400)
  Net unrealized appreciation (depreciation) of futures
    contracts...............................................              --               (242)
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...               1               (488)
                                                                    --------           --------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS..............................................         (75,460)           (24,130)
                                                                    --------           --------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS:............................           3,594            (16,137)
                                                                    --------           --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................        $  2,401           $ (5,718)
                                                                    ========           ========

*  Invests only in affiliated investment companies.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                            THE HARTFORD       THE HARTFORD    THE HARTFORD
      THE HARTFORD                      THE HARTFORD       INTERNATIONAL       INTERNATIONAL   INTERNATIONAL
    INCOME ALLOCATION   THE HARTFORD   INFLATION PLUS   CAPITAL APPRECIATION   OPPORTUNITIES   SMALL COMPANY
          FUND*         INCOME FUND         FUND                FUND               FUND            FUND
    -----------------   ------------   --------------   --------------------   -------------   -------------
          $ 401           $    --         $    --             $ 2,006             $ 1,447         $ 1,080
             --             1,232          15,484                 133                  53              20
             --                --              --                  54                  32              57
             --                @@              --                (190)               (192)           (107)
          -----           -------         -------             -------             -------         -------
            401             1,232          15,484               2,003               1,340           1,050
          -----           -------         -------             -------             -------         -------
             21               130           2,399                 777                 591             486
             11                36             387                 188                 318              64
             16                35             419                 107                 116              35
             13                27             560                  73                 122              23
             26                28           1,693                 102                  83              57
             --                --              --                  --                  --              --
             --                --              --                  --                  --              --
             --                --              --                  --                  --              --
             --                --              --                  --                  --              --
              1                 8               7                 108                  85              97
              1                 4              83                  16                  14              10
             11                13              59                  33                  15              27
             @@                @@               3                  @@                   1              @@
             13                20             218                  46                  46              33
          -----           -------         -------             -------             -------         -------
            113               301           5,828               1,450               1,391             832
            (25)              (59)           (260)               (145)               (152)           (101)
             @@                (1)             (2)                (83)                (59)            (35)
          -----           -------         -------             -------             -------         -------
            (25)              (60)           (262)               (228)               (211)           (136)
          -----           -------         -------             -------             -------         -------
             88               241           5,566               1,222               1,180             696
          -----           -------         -------             -------             -------         -------
            313               991           9,918                 781                 160             354
          -----           -------         -------             -------             -------         -------
             41              (177)          2,438               1,137              12,337           7,322
             --                --            (105)                 --                  --              --
             --                17             444                   2                (219)         (1,245)
          -----           -------         -------             -------             -------         -------
             41              (160)          2,777               1,139              12,118           6,077
          -----           -------         -------             -------             -------         -------
           (312)             (911)          7,365              (7,958)             (3,909)           (472)
             --                --              --                  --                  --              --
             --               (10)             @@                  (2)                145             399
          -----           -------         -------             -------             -------         -------
           (312)             (921)          7,365              (7,960)             (3,764)            (73)
          -----           -------         -------             -------             -------         -------
           (271)           (1,081)         10,142              (6,821)              8,354           6,004
          -----           -------         -------             -------             -------         -------
          $  42           $   (90)        $20,060             $(6,040)            $ 8,514         $ 6,358
          =====           =======         =======             =======             =======         =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              THE HARTFORD         THE HARTFORD
                                                                 MIDCAP            MIDCAP VALUE
                                                                  FUND                 FUND
                                                              ------------         ------------
INVESTMENT INCOME:
  Dividends.................................................   $  14,327             $  2,018
  Interest..................................................         616                   85
  Securities lending........................................          80                    7
  Less: Foreign tax withheld................................         (15)                  (7)
                                                               ---------             --------
    Total investment income, net............................      15,008                2,103
                                                               ---------             --------
EXPENSES:
  Investment management and advisory fees...................       9,808                1,843
  Transfer agent fees.......................................       2,982                  646
  Distribution fees
    Class A.................................................       1,986                  361
    Class B.................................................       2,283                  310
    Class C.................................................       2,495                  341
    Class H.................................................          --                   --
    Class L.................................................          --                   --
    Class M.................................................          --                   --
    Class N.................................................          --                   --
  Custodian fees............................................          44                   27
  Accounting services.......................................         266                   43
  Registration and filing fees..............................         122                   38
  Board of Directors' fees..................................          14                    2
  Other expenses............................................         684                  120
                                                               ---------             --------
    Total expenses (before waivers and fees paid
     indirectly)............................................      20,684                3,731
  Expense waivers...........................................          --                 (238)
  Fees paid indirectly......................................        (406)                 (50)
                                                               ---------             --------
    Total waivers and fees paid indirectly..................        (406)                (288)
                                                               ---------             --------
    Total expenses, net.....................................      20,278                3,443
                                                               ---------             --------
  Net investment income (loss)..............................      (5,270)              (1,340)
                                                               ---------             --------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on investments...................     320,581               27,095
  Net realized gain (loss) on futures options contracts.....          --                   --
  Net realized gain (loss) on foreign currency
    transactions............................................          (2)                  (1)
                                                               ---------             --------
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS:........................     320,579               27,094
                                                               ---------             --------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................    (170,491)             (13,240)
  Net unrealized appreciation (depreciation) of futures
    contracts...............................................          --                   --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...          (5)                  @@
                                                               ---------             --------
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS..............................................    (170,496)             (13,240)
                                                               ---------             --------
NET GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS:............................     150,083               13,854
                                                               ---------             --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................   $ 144,813             $ 12,514
                                                               =========             ========

*  Invests only in affiliated investment companies.
** Commenced operations on January 1, 2005.
@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

    THE HARTFORD   THE HARTFORD     THE HARTFORD    THE HARTFORD     THE HARTFORD
    MONEY MARKET   SELECT MIDCAP   SHORT DURATION   SMALL COMPANY      SMALLCAP       THE HARTFORD
        FUND       GROWTH FUND**        FUND            FUND          GROWTH FUND      STOCK FUND
    ------------   -------------   --------------   -------------   ---------------   ------------
       $   --          $  11          $    --          $   410          $   736         $21,426
        3,069              5            2,575               60               47             219
           --             --               --               68               49              30
           --             --               --              (13)              (2)            (18)
       ------          -----          -------          -------          -------         -------
        3,069             16            2,575              525              830          21,657
       ------          -----          -------          -------          -------         -------
          636             29              352            1,244            1,090           5,618
          441              6               59              518              154           2,628
          230              7               47              196               59           1,147
          191              3               54              293               67           1,663
          106              2              159              239               55           1,183
           --             --               --               --               86              --
           --             --               --               --              148              --
           --             --               --               --               82              --
           --             --               --               --               32              --
            3             10                5               22                7              15
           26              1               13               29                9             158
           27              7               17               32               48              78
            2             @@                1                2                1              11
           73              5               40               78               75             387
       ------          -----          -------          -------          -------         -------
        1,735             70              747            2,653            1,913          12,888
         (325)           (18)             (71)            (267)            (101)           (301)
           (1)            @@               (1)             (79)             (12)           (129)
       ------          -----          -------          -------          -------         -------
         (326)           (18)             (72)            (346)            (113)           (430)
       ------          -----          -------          -------          -------         -------
        1,409             52              675            2,307            1,800          12,458
       ------          -----          -------          -------          -------         -------
        1,660            (36)           1,900           (1,782)            (970)          9,199
       ------          -----          -------          -------          -------         -------
           --           (198)            (462)          10,565           15,499          32,310
           --             --               --               --              213              --
           --             --               --               @@               --              (1)
       ------          -----          -------          -------          -------         -------
           --           (198)            (462)          10,565           15,712          32,309
       ------          -----          -------          -------          -------         -------
           --           (541)          (1,145)          (3,741)          (8,531)          1,908
           --             --               --               --               --              --
           --             --               --                1               --              --
       ------          -----          -------          -------          -------         -------
           --           (541)          (1,145)          (3,740)          (8,531)          1,908
       ------          -----          -------          -------          -------         -------
           --           (739)          (1,607)           6,825            7,181          34,217
       ------          -----          -------          -------          -------         -------
       $1,660          $(775)         $   293          $ 5,043          $ 6,211         $43,416
       ======          =====          =======          =======          =======         =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                               THE HARTFORD            THE HARTFORD
                                                                 TAX-FREE                TAX-FREE
                                                              CALIFORNIA FUND         MINNESOTA FUND
                                                              ---------------         --------------
INVESTMENT INCOME:
  Dividends.................................................       $ --                   $  --
  Interest..................................................        374                     800
  Securities lending........................................         --                      --
  Less: Foreign tax withheld................................         --                      --
                                                                   ----                   -----
    Total investment income, net............................        374                     800
                                                                   ----                   -----
EXPENSES:
  Investment management and advisory fees...................         47                     129
  Transfer agent fees.......................................          2                       3
  Distribution fees
    Class A.................................................         18                       6
    Class B.................................................          5                       3
    Class C.................................................          8                       2
    Class H.................................................         --                       1
    Class L.................................................         --                       3
    Class M.................................................         --                       1
    Class N.................................................         --                       1
  Custodian fees............................................          2                       2
  Accounting services.......................................          2                       1
  Registration and filing fees..............................          3                       8
  Board of Directors' fees..................................         @@                      @@
  Other expenses............................................         12                      13
                                                                   ----                   -----
  Total expenses (before waivers and fees paid
    indirectly).............................................         99                     173
  Expense waivers...........................................        (13)                    (14)
  Fees paid indirectly......................................         (1)                     (1)
                                                                   ----                   -----
  Total waivers and fees paid indirectly....................        (14)                    (15)
                                                                   ----                   -----
  Total expenses, net.......................................         85                     158
                                                                   ----                   -----
  Net investment income (loss)..............................        289                     642
                                                                   ----                   -----
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on investments...................         52                      46
  Net realized gain (loss) on futures options contracts.....         --                      --
  Net realized gain (loss) on foreign currency
    transactions............................................         --                      --
                                                                   ----                   -----
NET REALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
  AND FOREIGN CURRENCY TRANSACTIONS:........................         52                      46
                                                                   ----                   -----
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net unrealized appreciation (depreciation) of
    investments.............................................        100                    (125)
  Net unrealized appreciation (depreciation) of futures
    contracts...............................................         --                      --
  Net unrealized appreciation (depreciation) on translation
    of other assets and liabilities in foreign currencies...         --                      --
                                                                   ----                   -----
NET CHANGES IN UNREALIZED APPRECIATION OR DEPRECIATION OF
  INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY
  TRANSACTIONS..............................................        100                    (125)
                                                                   ----                   -----
NET GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND
  FOREIGN CURRENCY TRANSACTIONS:............................        152                     (79)
                                                                   ----                   -----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................       $441                   $ 563
                                                                   ====                   =====

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

    THE HARTFORD    THE HARTFORD    THE HARTFORD    THE HARTFORD                       THE HARTFORD
      TAX-FREE        TAX-FREE      TOTAL RETURN   U.S. GOVERNMENT   THE HARTFORD   VALUE OPPORTUNITIES
    NATIONAL FUND   NEW YORK FUND    BOND FUND     SECURITIES FUND    VALUE FUND           FUND
    -------------   -------------   ------------   ---------------   ------------   -------------------
       $   --           $ --          $    --          $    --          $1,270            $ 1,116
        2,280            304           13,345            6,745              37                 36
           --             --               45               20               1                  7
           --             --               --               --              --                (24)
       ------           ----          -------          -------          ------            -------
        2,280            304           13,390            6,765           1,308              1,135
       ------           ----          -------          -------          ------            -------
          347             39            1,882              903             473                603
           19              1              592              124             111                 80
           45             14              368               63              75                 41
           32              8              439              124              47                 39
           40             10              419               65              54                 37
            3             --               --               18              --                 29
            9             --               --               46              --                 34
            7             --               --               16              --                 41
            3             --               --                5                                 11
            3              2               12                6               7                 20
            5              1               59                9              12                  8
           43              3               41               52              17                 46
           @@             @@                3                2              @@                 @@
           35             12              162               76              43                 45
       ------           ----          -------          -------          ------            -------
          591             90            3,977            1,509             839              1,034
          (77)           (15)             (90)            (100)            (20)               (78)
           @@             (1)              (5)              (1)             (6)                (7)
       ------           ----          -------          -------          ------            -------
          (77)           (16)             (95)            (101)            (26)               (85)
       ------           ----          -------          -------          ------            -------
          514             74            3,882            1,408             813                949
       ------           ----          -------          -------          ------            -------
        1,766            230            9,508            5,357             495                186
       ------           ----          -------          -------          ------            -------
          654              9            3,773             (974)           (415)             6,921
           --             --               84               --              --                 --
           --             --              (89)              --              --                 @@
       ------           ----          -------          -------          ------            -------
          654              9            3,768             (974)           (415)             6,921
       ------           ----          -------          -------          ------            -------
         (525)            22           (7,648)          (2,039)          6,281             (3,178)
           --             --               --               --              --                 --
           --             --              514               --              --                 (1)
       ------           ----          -------          -------          ------            -------
         (525)            22           (7,134)          (2,039)          6,281             (3,179)
       ------           ----          -------          -------          ------            -------
          129             31           (3,366)          (3,013)          5,866              3,742
       ------           ----          -------          -------          ------            -------
       $1,895           $261          $ 6,142          $ 2,344          $6,361            $ 3,928
       ======           ====          =======          =======          ======            =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 STATEMENT OF CHANGES IN NET ASSETS
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                             ADVISERS FUND
                                                              --------------------------------------------
                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED            FOR THE YEAR ENDED
                                                               APRIL 30, 2005            OCTOBER 31, 2004
                                                              -----------------         ------------------
                                                                 (UNAUDITED)
OPERATIONS:
  Net investment income (loss)..............................     $   21,146                 $   24,914
  Net realized gain (loss) on investments, futures contracts
    and foreign currency transactions.......................         41,770                     62,071
  Net unrealized appreciation (depreciation) of investments,
    futures contracts and foreign currency transactions.....        (12,258)                       461
  Payment from affiliate (See note 3c)......................             --                      4,979
                                                                 ----------                 ----------
  Net increase (decrease) in net assets resulting from
    operations..............................................         50,658                     92,425
                                                                 ----------                 ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................        (18,169)                   (19,144)
    Class B.................................................         (4,448)                    (2,860)
    Class C.................................................         (2,883)                    (2,274)
    Class E.................................................             --                         --
    Class H.................................................             --                         --
    Class L.................................................             --                         --
    Class M.................................................             --                         --
    Class N.................................................             --                         --
    Class Y.................................................           (204)                      (205)
    Class Z.................................................             --                         --
  From net realized gain on investments
    Class A.................................................             --                         --
    Class B.................................................             --                         --
    Class C.................................................             --                         --
    Class E.................................................             --                         --
    Class H.................................................             --                         --
    Class L.................................................             --                         --
    Class M.................................................             --                         --
    Class N.................................................             --                         --
    Class Y.................................................             --                         --
    Class Z.................................................             --                         --
                                                                 ----------                 ----------
    Total distributions.....................................        (25,704)                   (24,483)
                                                                 ----------                 ----------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................       (154,519)                    29,118
    Class B.................................................        (68,327)                   (59,114)
    Class C.................................................        (73,743)                   (77,869)
    Class E.................................................             --                         --
    Class H.................................................             --                         --
    Class L.................................................             --                         --
    Class M.................................................             --                         --
    Class N.................................................             --                         --
    Class Y.................................................            889                      4,708
    Class Z.................................................             --                         --
                                                                 ----------                 ----------
  Net increase (decrease) from capital share transactions...       (295,700)                  (103,157)
                                                                 ----------                 ----------
  Net increase (decrease) in net assets.....................       (270,746)                   (35,215)
NET ASSETS:
  Beginning of period.......................................      2,459,061                  2,494,276
                                                                 ----------                 ----------
  End of period.............................................     $2,188,315                 $2,459,061
                                                                 ==========                 ==========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................     $    2,481                 $    7,039
                                                                 ==========                 ==========

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.
* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

   AGGRESSIVE GROWTH ALLOCATION FUND             BALANCED ALLOCATION FUND               CAPITAL APPRECIATION FUND
----------------------------------------   ------------------------------------   --------------------------------------
                         FOR THE PERIOD                         FOR THE PERIOD
    FOR THE SIX-MONTH    MAY 28, 2004*     FOR THE SIX-MONTH    MAY 28, 2004*     FOR THE SIX-MONTH
      PERIOD ENDED          THROUGH          PERIOD ENDED          THROUGH          PERIOD ENDED      FOR THE YEAR ENDED
     APRIL 30, 2005     OCTOBER 31, 2004    APRIL 30, 2005     OCTOBER 31, 2004    APRIL 30, 2005      OCTOBER 31, 2004
    -----------------   ----------------   -----------------   ----------------   -----------------   ------------------
     (UNAUDITED)                              (UNAUDITED)                            (UNAUDITED)
         $   (94)           $   (28)           $  1,005            $    118          $   10,072           $  (19,992)
              40                 (7)                591                  @@             691,070              608,639
            (709)               862              (2,115)              2,807            (384,107)             210,528
              --                 --                  --                  --                  --                   --
         -------            -------            --------            --------          ----------           ----------
            (763)               827                (519)              2,925             317,035              799,175
         -------            -------            --------            --------          ----------           ----------
             (34)                --                (702)                (71)                 --                   --
              (2)                --                 (74)                 (2)                 --                   --
              (2)                --                (122)                 (4)                 --                   --
              --                 --                  --                  --                  --                   --
              --                 --                  --                  --                  --                   --
              --                 --                  --                  --                  --                   --
              --                 --                  --                  --                  --                   --
              --                 --                  --                  --                  --                   --
              --                 --                  --                  --                  --                   --
              --                 --                  --                  --                  --                   --
              (1)                --                  @@                  --                  --                   --
              @@                 --                  @@                  --                  --                   --
              @@                 --                  @@                  --                  --                   --
              --                 --                  --                  --                  --                   --
              --                 --                  --                  --                  --                   --
              --                 --                  --                  --                  --                   --
              --                 --                  --                  --                  --                   --
              --                 --                  --                  --                  --                   --
              --                 --                  --                  --                  --                   --
              --                 --                  --                  --                  --                   --
         -------            -------            --------            --------          ----------           ----------
             (39)                --                (898)                (77)                 --                   --
         -------            -------            --------            --------          ----------           ----------
          22,219             11,962             105,728              65,655             607,225            1,397,295
           9,627              4,350              31,187              18,392              30,973              112,210
          13,254              5,232              38,934              29,653             130,344              207,155
              --                 --                  --                  --                  --                   --
              --                 --                  --                  --                  --                   --
              --                 --                  --                  --                  --                   --
              --                 --                  --                  --                  --                   --
              --                 --                  --                  --                  --                   --
              --                 --                  --                  --              60,598               57,278
              --                 --                  --                  --                  --                   --
         -------            -------            --------            --------          ----------           ----------
          45,100             21,544             175,849             113,700             829,140            1,773,938
         -------            -------            --------            --------          ----------           ----------
          44,298             22,371             174,432             116,548           1,146,175            2,573,113
          22,371                 --             116,548                  --           7,100,798            4,527,685
         -------            -------            --------            --------          ----------           ----------
         $66,669            $22,371            $290,980            $116,548          $8,246,973           $7,100,798
         =======            =======            ========            ========          ==========           ==========
         $  (132)           $    --            $    149            $     42          $   14,651           $    4,579
         =======            =======            ========            ========          ==========           ==========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                     CONSERVATIVE ALLOCATION FUND
                                                              ------------------------------------------
                                                                                         FOR THE PERIOD
                                                              FOR THE SIX-MONTH          MAY 28, 2004*
                                                                PERIOD ENDED                THROUGH
                                                               APRIL 30, 2005           OCTOBER 31, 2004
                                                              -----------------         ----------------
                                                                 (UNAUDITED)
OPERATIONS:
  Net investment income (loss)..............................       $   734                  $   112
  Net realized gain (loss) on investments, futures contracts
    and foreign currency transactions.......................           324                       @@
  Net unrealized appreciation (depreciation) of investments,
    futures contracts and foreign currency transactions.....          (839)                     907
  Payment from affiliate (See note 3c)......................            --                       --
                                                                   -------                  -------
  Net increase (decrease) in net assets resulting from
    operations..............................................           219                    1,019
                                                                   -------                  -------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................          (495)                     (55)
    Class B.................................................           (52)                      (4)
    Class C.................................................          (111)                      (8)
    Class E.................................................            --                       --
    Class H.................................................            --                       --
    Class L.................................................            --                       --
    Class M.................................................            --                       --
    Class N.................................................            --                       --
    Class Y.................................................            --                       --
    Class Z.................................................            --                       --
  From net realized gain on investments
    Class A.................................................            @@                       --
    Class B.................................................            @@                       --
    Class C.................................................            @@                       --
    Class E.................................................            --                       --
    Class H.................................................            --                       --
    Class L.................................................            --                       --
    Class M.................................................            --                       --
    Class N.................................................            --                       --
    Class Y.................................................            --                       --
    Class Z.................................................            --                       --
                                                                   -------                  -------
    Total distributions.....................................          (658)                     (67)
                                                                   -------                  -------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................        24,480                   33,293
    Class B.................................................         5,468                    4,901
    Class C.................................................        12,972                   10,575
    Class E.................................................            --                       --
    Class H.................................................            --                       --
    Class L.................................................            --                       --
    Class M.................................................            --                       --
    Class N.................................................            --                       --
    Class Y.................................................            --                       --
    Class Z.................................................            --                       --
                                                                   -------                  -------
  Net increase (decrease) from capital share transactions...        42,920                   48,769
                                                                   -------                  -------
  Net increase (decrease) in net assets.....................        42,481                   49,721
NET ASSETS:
  Beginning of period.......................................        49,721                       --
                                                                   -------                  -------
  End of period.............................................       $92,202                  $49,721
                                                                   =======                  =======
Accumulated undistributed (distribution in excess of) net
  investment income.........................................       $   121                  $    45
                                                                   =======                  =======

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.
* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

         DISCIPLINED EQUITY FUND                    DIVIDEND AND GROWTH FUND                    EQUITY INCOME FUND
------------------------------------------   --------------------------------------   --------------------------------------
    FOR THE SIX-MONTH                        FOR THE SIX-MONTH                        FOR THE SIX-MONTH
      PERIOD ENDED      FOR THE YEAR ENDED     PERIOD ENDED      FOR THE YEAR ENDED     PERIOD ENDED      FOR THE YEAR ENDED
     APRIL 30, 2005      OCTOBER 31, 2004     APRIL 30, 2005      OCTOBER 31, 2004     APRIL 30, 2005      OCTOBER 31, 2004
    -----------------   ------------------   -----------------   ------------------   -----------------   ------------------
     (UNAUDITED)                                (UNAUDITED)                              (UNAUDITED)
        $  2,007             $    429           $   17,608           $   17,976           $  3,684             $  3,657
          13,821               21,042               55,315               81,633             (3,249)                 551
            (213)              (1,634)              35,947              149,410             17,336                8,171
              --                    3                   --                1,109                 --                   --
        --------             --------           ----------           ----------           --------             --------
          15,615               19,840              108,870              250,128             17,771               12,379
        --------             --------           ----------           ----------           --------             --------
          (1,780)                (151)             (14,908)             (14,072)            (2,958)              (2,580)
             (24)                  --               (1,175)                (350)              (161)                (131)
             (42)                  --               (1,178)                (600)              (376)                (381)
              --                   --                   --                   --                 --                   --
              --                   --                   --                   --                 --                   --
              --                   --                   --                   --                 --                   --
              --                   --                   --                   --                 --                   --
              --                   --                   --                   --                 --                   --
            (346)                  (3)                (824)                (724)                (7)                  (4)
              --                   --                   --                   --
              --                   --              (19,192)                  --               (457)                  (9)
              --                   --               (3,381)                  --                (40)                  (1)
              --                   --               (2,925)                  --                (93)                  (2)
              --                   --                   --                   --                 --                   --
              --                   --                   --                   --                 --                   --
              --                   --                   --                   --                 --                   --
              --                   --                   --                   --                 --                   --
              --                   --                   --                   --                 --                   --
              --                   --                 (723)                  --                 (1)                  --
              --                   --                   --                   --                 --                   --
        --------             --------           ----------           ----------           --------             --------
          (2,192)                (154)             (44,306)             (15,746)            (4,093)              (3,108)
        --------             --------           ----------           ----------           --------             --------
         (22,149)             (17,298)             116,463              370,976             84,778              177,942
          (4,575)              (5,801)              13,572               30,946              8,407               15,457
          (6,678)              (7,637)              (1,105)              19,924              4,152               34,946
              --                   --                   --                   --                 --                   --
              --                   --                   --                   --                 --                   --
              --                   --                   --                   --                 --                   --
              --                   --                   --                   --                 --                   --
              --                   --                   --                   --                 --                   --
          27,178               18,654               30,183               21,352                396                  253
              --                   --                   --                   --                 --                   --
        --------             --------           ----------           ----------           --------             --------
          (6,224)             (12,082)             159,113              443,198             97,733              228,598
        --------             --------           ----------           ----------           --------             --------
           7,199                7,604              223,677              677,580            111,411              237,869
         346,118              338,514            2,504,873            1,827,293            274,682               36,813
        --------             --------           ----------           ----------           --------             --------
        $353,317             $346,118           $2,728,550           $2,504,873           $386,093             $274,682
        ========             ========           ==========           ==========           ========             ========
        $    206             $    391           $    2,593           $    3,070           $    795             $    613
        ========             ========           ==========           ==========           ========             ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                               FOCUS FUND
                                                              --------------------------------------------
                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED            FOR THE YEAR ENDED
                                                               APRIL 30, 2005            OCTOBER 31, 2004
                                                              -----------------         ------------------
                                                                 (UNAUDITED)
OPERATIONS:
  Net investment income (loss)..............................      $    469                   $   (629)
  Net realized gain (loss) on investments, futures contracts
    and foreign currency transactions.......................         3,764                     13,752
  Net unrealized appreciation (depreciation) of investments,
    futures contracts and foreign currency transactions.....        (1,133)                   (10,748)
  Payment from affiliate (See note 3c)......................            --                         34
                                                                  --------                   --------
  Net increase (decrease) in net assets resulting from
    operations..............................................         3,100                      2,409
                                                                  --------                   --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................           (31)                        --
    Class B.................................................            --                         --
    Class C.................................................            --                         --
    Class E.................................................            --                         --
    Class H.................................................            --                         --
    Class L.................................................            --                         --
    Class M.................................................            --                         --
    Class N.................................................            --                         --
    Class Y.................................................            (3)                        --
    Class Z.................................................            --                         --
  From net realized gain on investments
    Class A.................................................            --                         --
    Class B.................................................            --                         --
    Class C.................................................            --                         --
    Class E.................................................            --                         --
    Class H.................................................            --                         --
    Class L.................................................            --                         --
    Class M.................................................            --                         --
    Class N.................................................            --                         --
    Class Y.................................................            --                         --
    Class Z.................................................            --                         --
                                                                  --------                   --------
    Total distributions.....................................           (34)                        --
                                                                  --------                   --------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................       (13,685)                    (4,332)
    Class B.................................................        (2,923)                    (2,823)
    Class C.................................................        (5,796)                    (3,743)
    Class E.................................................            --                         --
    Class H.................................................            --                         --
    Class L.................................................            --                         --
    Class M.................................................            --                         --
    Class N.................................................            --                         --
    Class Y.................................................          (381)                        90
    Class Z.................................................            --                         --
                                                                  --------                   --------
  Net increase (decrease) from capital share transactions...       (22,785)                   (10,808)
                                                                  --------                   --------
  Net increase (decrease) in net assets.....................       (19,719)                    (8,399)
NET ASSETS:
  Beginning of period.......................................       110,538                    118,937
                                                                  --------                   --------
  End of period.............................................      $ 90,819                   $110,538
                                                                  ========                   ========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................      $    435                   $     --
                                                                  ========                   ========

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

        GLOBAL COMMUNICATIONS FUND               GLOBAL FINANCIAL SERVICES FUND                 GLOBAL HEALTH FUND
------------------------------------------   --------------------------------------   --------------------------------------
    FOR THE SIX-MONTH                        FOR THE SIX-MONTH                        FOR THE SIX-MONTH
      PERIOD ENDED      FOR THE YEAR ENDED     PERIOD ENDED      FOR THE YEAR ENDED     PERIOD ENDED      FOR THE YEAR ENDED
     APRIL 30, 2005      OCTOBER 31, 2004     APRIL 30, 2005      OCTOBER 31, 2004     APRIL 30, 2005      OCTOBER 31, 2004
    -----------------   ------------------   -----------------   ------------------   -----------------   ------------------
       (UNAUDITED)                              (UNAUDITED)                              (UNAUDITED)
         $    84             $   108              $   114             $   192             $ (1,178)            $ (2,803)
             794               2,466                  743               1,138               19,213               17,347
               2              (1,042)                (126)                104               (2,784)               6,508
              --                  --                   --                  --                   --                   --
         -------             -------              -------             -------             --------             --------
             880               1,532                  731               1,434               15,251               21,052
         -------             -------              -------             -------             --------             --------
             (95)                 --                 (158)               (112)                  --                   --
              (5)                 --                  (17)                 (8)                  --                   --
              (4)                 --                  (13)                 (6)                  --                   --
              --                  --                   --                  --                   --                   --
              --                  --                   --                  --                   --                   --
              --                  --                   --                  --                   --                   --
              --                  --                   --                  --                   --                   --
              --                  --                   --                  --                   --                   --
              (2)                 --                  (10)                 (7)                  --                   --
              --                  --                   --                  --                   --                   --
              --                  --                   --                  --               (8,795)                (595)
              --                  --                   --                  --               (3,502)                (269)
              --                  --                   --                  --               (3,266)                (246)
              --                  --                   --                  --                   --                   --
              --                  --                   --                  --                   --                   --
              --                  --                   --                  --                   --                   --
              --                  --                   --                  --                   --                   --
              --                  --                   --                  --                   --                   --
              --                  --                   --                  --                  (64)                  (5)
              --                  --                   --                  --                   --                   --
         -------             -------              -------             -------             --------             --------
            (106)                 --                 (198)               (133)             (15,627)              (1,115)
         -------             -------              -------             -------             --------             --------
           1,271               1,319                  128                (680)               7,292               32,756
             305                (254)                   5                (822)                 821                5,182
             416                (140)                  81                (887)               1,838                5,712
              --                  --                   --                  --                   --                   --
              --                  --                   --                  --                   --                   --
              --                  --                   --                  --                   --                   --
              --                  --                   --                  --                   --                   --
              --                  --                   --                  --                   --                   --
               2                (573)                  36                (968)             152,708                  100
              --                  --                   --                  --                   --                   --
         -------             -------              -------             -------             --------             --------
           1,994                 352                  250              (3,357)             162,659               43,750
         -------             -------              -------             -------             --------             --------
           2,768               1,884                  783              (2,056)             162,283               63,687
          11,887              10,003               19,054              21,110              299,396              235,709
         -------             -------              -------             -------             --------             --------
         $14,655             $11,887              $19,837             $19,054             $461,679             $299,396
         =======             =======              =======             =======             ========             ========
         $    72             $    94              $   101             $   185             $ (1,178)            $     --
         =======             =======              =======             =======             ========             ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                          GLOBAL LEADERS FUND
                                                              --------------------------------------------
                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED            FOR THE YEAR ENDED
                                                               APRIL 30, 2005            OCTOBER 31, 2004
                                                              -----------------         ------------------
                                                                 (UNAUDITED)
OPERATIONS:
  Net investment income (loss)..............................      $  2,001                   $ (3,432)
  Net realized gain (loss) on investments, futures contracts
    and foreign currency transactions.......................        53,409                     96,204
  Net unrealized appreciation (depreciation) of investments,
    futures contracts and foreign currency transactions.....       (82,378)                    21,017
  Payment from affiliate (See note 3c)......................            --                         --
                                                                  --------                   --------
  Net increase (decrease) in net assets resulting from
    operations..............................................       (26,968)                   113,789
                                                                  --------                   --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................            --                         --
    Class B.................................................            --                         --
    Class C.................................................            --                         --
    Class E.................................................            --                         --
    Class H.................................................            --                         --
    Class L.................................................            --                         --
    Class M.................................................            --                         --
    Class N.................................................            --                         --
    Class Y.................................................            --                         --
    Class Z.................................................            --                         --
  From net realized gain on investments
    Class A.................................................            --                         --
    Class B.................................................            --                         --
    Class C.................................................            --                         --
    Class E.................................................            --                         --
    Class H.................................................            --                         --
    Class L.................................................            --                         --
    Class M.................................................            --                         --
    Class N.................................................            --                         --
    Class Y.................................................            --                         --
    Class Z.................................................            --                         --
                                                                  --------                   --------
    Total distributions.....................................            --                         --
                                                                  --------                   --------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................        (3,013)                   (79,662)
    Class B.................................................        (3,298)                    (2,281)
    Class C.................................................        (6,405)                    (4,087)
    Class E.................................................            --                         --
    Class H.................................................            --                         --
    Class L.................................................            --                         --
    Class M.................................................            --                         --
    Class N.................................................            --                         --
    Class Y.................................................        12,727                     33,863
    Class Z.................................................            --                         --
                                                                  --------                   --------
  Net increase (decrease) from capital share transactions...            11                    (52,167)
                                                                  --------                   --------
  Net increase (decrease) in net assets.....................       (26,957)                    61,622
NET ASSETS:
  Beginning of period.......................................       702,501                    640,879
                                                                  --------                   --------
  End of period.............................................      $675,544                   $702,501
                                                                  ========                   ========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................      $  2,002                   $      1
                                                                  ========                   ========

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.
* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

          GLOBAL TECHNOLOGY FUND                     GROWTH ALLOCATION FUND                        GROWTH FUND
------------------------------------------   --------------------------------------   --------------------------------------
                                                                   FOR THE PERIOD
    FOR THE SIX-MONTH                        FOR THE SIX-MONTH     MAY 28, 2004*      FOR THE SIX-MONTH
      PERIOD ENDED      FOR THE YEAR ENDED     PERIOD ENDED           THROUGH           PERIOD ENDED      FOR THE YEAR ENDED
     APRIL 30, 2005      OCTOBER 31, 2004     APRIL 30, 2005      OCTOBER 31, 2004     APRIL 30, 2005      OCTOBER 31, 2004
    -----------------   ------------------   -----------------   ------------------   -----------------   ------------------
       (UNAUDITED)                              (UNAUDITED)                              (UNAUDITED)
        $    195             $(1,125)            $    211             $    (19)          $     (119)           $ (4,846)
           1,925               4,346                   71                   @@               43,298              14,874
          (3,608)             (7,552)              (2,031)               2,435              (57,005)             25,107
              --                  --                   --                   --                   --                  --
        --------             -------             --------             --------           ----------            --------
          (1,488)             (4,331)              (1,749)               2,416              (13,826)             35,135
        --------             -------             --------             --------           ----------            --------
              --                  --                 (223)                  --                   --                  --
              --                  --                  (34)                  --                   --                  --
              --                  --                  (49)                  --                   --                  --
              --                  --                   --                   --                   --                  --
              --                  --                   --                   --                   --                  --
              --                  --                   --                   --                   --                  --
              --                  --                   --                   --                   --                  --
              --                  --                   --                   --                   --                  --
              --                  --                   --                   --                   --                  --
              --                  --                   --                   --                   --                  --
              --                  --                   @@                   --                   --                  --
              --                  --                   @@                   --                   --                  --
              --                  --                   @@                   --                   --                  --
              --                  --                   --                   --                   --                  --
              --                  --                   --                   --                   --                  --
              --                  --                   --                   --                   --                  --
              --                  --                   --                   --                   --                  --
              --                  --                   --                   --                   --                  --
              --                  --                   --                   --                   --                  --
              --                  --                   --                   --                   --                  --
        --------             -------             --------             --------           ----------            --------
              --                  --                 (306)                  --                   --                  --
        --------             -------             --------             --------           ----------            --------
          (4,383)              1,143               90,209               41,921              176,008             303,622
          (1,086)                (85)              29,192               13,475                8,457              20,108
          (3,144)             (1,453)              43,517               20,595               20,193              34,841
              --                  --                   --                   --                   --                  --
              --                  --                   --                   --               (2,883)             (5,133)
              --                  --                   --                   --              (18,511)            (27,881)
              --                  --                   --                   --               (2,157)             (3,425)
              --                  --                   --                   --                  (67)               (412)
            (430)                421                   --                   --               24,947              11,595
              --                  --                   --                   --                   --                  --
        --------             -------             --------             --------           ----------            --------
          (9,043)                 26              162,918               76,261              205,987             333,315
        --------             -------             --------             --------           ----------            --------
         (10,531)             (4,305)             160,863               78,677              192,161             368,450
          59,473              63,778               78,677                   --              835,590             467,140
        --------             -------             --------             --------           ----------            --------
        $ 48,942             $59,473             $239,540             $ 78,677           $1,027,751            $835,590
        ========             =======             ========             ========           ==========            ========
        $    195             $    --             $    (95)            $     --           $     (119)           $     --
        ========             =======             ========             ========           ==========            ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                       GROWTH OPPORTUNITIES FUND
                                                              --------------------------------------------
                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED            FOR THE YEAR ENDED
                                                               APRIL 30, 2005            OCTOBER 31, 2004
                                                              -----------------         ------------------
                                                                 (UNAUDITED)
OPERATIONS:
  Net investment income (loss)..............................      $ (1,193)                  $ (4,788)
  Net realized gain (loss) on investments, futures contracts
    and foreign currency transactions.......................        79,054                     74,372
  Net unrealized appreciation (depreciation) of investments,
    futures contracts and foreign currency transactions.....       (75,460)                       866
  Payment from affiliate (See note 3c)......................            --                         --
                                                                  --------                   --------
  Net increase (decrease) in net assets resulting from
    operations..............................................         2,401                     70,450
                                                                  --------                   --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................            --                         --
    Class B.................................................            --                         --
    Class C.................................................            --                         --
    Class E.................................................            --                         --
    Class H.................................................            --                         --
    Class L.................................................            --                         --
    Class M.................................................            --                         --
    Class N.................................................            --                         --
    Class Y.................................................            --                         --
    Class Z.................................................            --                         --
  From net realized gain on investments
    Class A.................................................            --                         --
    Class B.................................................            --                         --
    Class C.................................................            --                         --
    Class E.................................................            --                         --
    Class H.................................................            --                         --
    Class L.................................................            --                         --
    Class M.................................................            --                         --
    Class N.................................................            --                         --
    Class Y.................................................            --                         --
    Class Z.................................................            --                         --
                                                                  --------                   --------
Total distributions.........................................            --                         --
                                                                  --------                   --------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................        67,587                     34,377
    Class B.................................................         3,448                      6,429
    Class C.................................................         2,312                      5,973
    Class E.................................................            --                         --
    Class H.................................................        (4,183)                   (10,101)
    Class L.................................................       (25,600)                   (55,147)
    Class M.................................................        (1,808)                    (4,250)
    Class N.................................................          (151)                      (292)
    Class Y.................................................         7,856                      4,589
    Class Z.................................................        (4,002)                    (2,794)
                                                                  --------                   --------
  Net increase (decrease) from capital share transactions...        45,459                    (21,216)
                                                                  --------                   --------
  Net increase (decrease) in net assets.....................        47,860                     49,234
NET ASSETS:
  Beginning of period.......................................       700,724                    651,490
                                                                  --------                   --------
  End of period.............................................      $748,584                   $700,724
                                                                  ========                   ========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................      $ (1,193)                  $     --
                                                                  ========                   ========

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.
* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

             HIGH YIELD FUND                        INCOME ALLOCATION FUND                       INCOME FUND
------------------------------------------   ------------------------------------   --------------------------------------
                                                                  FOR THE PERIOD
    FOR THE SIX-MONTH                        FOR THE SIX-MONTH    MAY 28, 2004*     FOR THE SIX-MONTH
      PERIOD ENDED      FOR THE YEAR ENDED     PERIOD ENDED          THROUGH          PERIOD ENDED      FOR THE YEAR ENDED
     APRIL 30, 2005      OCTOBER 31, 2004     APRIL 30, 2005     OCTOBER 31, 2004    APRIL 30, 2005      OCTOBER 31, 2004
    -----------------   ------------------   -----------------   ----------------   -----------------   ------------------
       (UNAUDITED)                              (UNAUDITED)                            (UNAUDITED)
        $ 10,419             $ 21,975             $   313            $    65             $   991             $ 1,496
           7,993                1,260                  41                  1                (160)                272
         (24,130)               9,408                (312)                89                (921)                392
              --                   82                  --                 --                  --                  --
        --------             --------             -------            -------             -------             -------
          (5,718)              32,725                  42                155                 (90)              2,160
        --------             --------             -------            -------             -------             -------
          (6,934)             (13,775)               (209)               (41)               (639)             (1,192)
          (1,554)              (3,524)                (34)                (5)               (106)               (193)
          (1,773)              (3,930)                (67)               (18)               (109)               (215)
              --                   --                  --                 --                  --                  --
              --                   --                  --                 --                  --                  --
              --                   --                  --                 --                  --                  --
              --                   --                  --                 --                  --                  --
              --                   --                  --                 --                  --                  --
            (564)                (183)                 --                 --                (119)                 (1)
              --                   --                  --                 --                  --                  --
              --                   --                  (1)                --                (116)                 --
              --                   --                  @@                 --                 (22)                 --
              --                   --                  @@                 --                 (22)                 --
              --                   --                  --                 --                  --                  --
              --                   --                  --                 --                  --                  --
              --                   --                  --                 --                  --                  --
              --                   --                  --                 --                  --                  --
              --                   --                  --                 --                  --                  --
              --                   --                  --                 --                  @@                  --
              --                   --                  --                 --                  --                  --
        --------             --------             -------            -------             -------             -------
         (10,825)             (21,412)               (311)               (64)             (1,133)             (1,601)
        --------             --------             -------            -------             -------             -------
         (29,060)              27,020               4,586             10,487                (866)             13,357
          (7,733)             (10,205)              2,156              1,681                  (4)                748
         (10,781)              (8,468)              2,191              4,850                  60                 428
              --                   --                  --                 --                  --                  --
              --                   --                  --                 --                  --                  --
              --                   --                  --                 --                  --                  --
              --                   --                  --                 --                  --                  --
              --                   --                  --                 --                  --                  --
           3,755               16,120                  --                 --              10,321                  10
              --                   --                  --                 --                  --                  --
        --------             --------             -------            -------             -------             -------
         (43,819)              24,467               8,933             17,018               9,511              14,543
        --------             --------             -------            -------             -------             -------
         (60,362)              35,780               8,664             17,109               8,288              15,102
         399,419              363,639              17,109                 --              40,693              25,591
        --------             --------             -------            -------             -------             -------
        $339,057             $399,419             $25,773            $17,109             $48,981             $40,693
        ========             ========             =======            =======             =======             =======
        $    (44)            $    362             $     4            $     1             $    35             $    17
        ========             ========             =======            =======             =======             =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                          INFLATION PLUS FUND
                                                              --------------------------------------------
                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED            FOR THE YEAR ENDED
                                                               APRIL 30, 2005            OCTOBER 31, 2004
                                                              -----------------         ------------------
                                                                 (UNAUDITED)
OPERATIONS:
  Net investment income (loss)..............................      $  9,918                   $ 15,142
  Net realized gain (loss) on investments, futures contracts
    and foreign currency transactions.......................         2,777                      3,921
  Net unrealized appreciation (depreciation) of investments,
    futures contracts and foreign currency transactions.....         7,365                     15,179
  Payment from affiliate (See note 3c)......................            --                         --
                                                                  --------                   --------
  Net increase (decrease) in net assets resulting from
    operations..............................................        20,060                     34,242
                                                                  --------                   --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................        (5,012)                    (7,295)
    Class B.................................................        (1,237)                    (1,954)
    Class C.................................................        (3,762)                    (5,756)
    Class E.................................................            --                         --
    Class H.................................................            --                         --
    Class L.................................................            --                         --
    Class M.................................................            --                         --
    Class N.................................................            --                         --
    Class Y.................................................          (700)                      (129)
    Class Z.................................................            --                         --
  From net realized gain on investments
    Class A.................................................        (2,567)                      (560)
    Class B.................................................          (878)                      (264)
    Class C.................................................        (2,606)                      (627)
    Class E.................................................            --                         --
    Class H.................................................            --                         --
    Class L.................................................            --                         --
    Class M.................................................            --                         --
    Class N.................................................            --                         --
    Class Y.................................................          (205)                        --
    Class Z.................................................            --                         --
                                                                  --------                   --------
    Total distributions.....................................       (16,967)                   (16,585)
                                                                  --------                   --------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................        51,581                    163,635
    Class B.................................................        10,432                     37,258
    Class C.................................................        54,785                    152,377
    Class E.................................................            --                         --
    Class H.................................................            --                         --
    Class L.................................................            --                         --
    Class M.................................................            --                         --
    Class N.................................................            --                         --
    Class Y.................................................        39,540                     22,802
    Class Z.................................................            --                         --
                                                                  --------                   --------
  Net increase (decrease) from capital share transactions...       156,338                    376,072
                                                                  --------                   --------
  Net increase (decrease) in net assets.....................       159,431                    393,729
NET ASSETS:
  Beginning of period.......................................       764,960                    371,231
                                                                  --------                   --------
  End of period.............................................      $924,391                   $764,960
                                                                  ========                   ========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................      $   (500)                  $    293
                                                                  ========                   ========

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.
* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

 INTERNATIONAL CAPITAL APPRECIATION FUND        INTERNATIONAL OPPORTUNITIES FUND         INTERNATIONAL SMALL COMPANY FUND
------------------------------------------   --------------------------------------   --------------------------------------
    FOR THE SIX-MONTH                        FOR THE SIX-MONTH                        FOR THE SIX-MONTH
      PERIOD ENDED      FOR THE YEAR ENDED     PERIOD ENDED      FOR THE YEAR ENDED     PERIOD ENDED      FOR THE YEAR ENDED
     APRIL 30, 2005      OCTOBER 31, 2004     APRIL 30, 2005      OCTOBER 31, 2004     APRIL 30, 2005      OCTOBER 31, 2004
    -----------------   ------------------   -----------------   ------------------   -----------------   ------------------
       (UNAUDITED)                              (UNAUDITED)                              (UNAUDITED)
        $    781             $   (128)           $    160             $    165            $    354             $    628
           1,139                 (671)             12,118               17,719               6,077                8,347
          (7,960)               9,438              (3,764)                 169                 (73)              (3,466)
              --                   --                  --                   --                  --                   --
        --------             --------            --------             --------            --------             --------
          (6,040)               8,639               8,514               18,053               6,358                5,509
        --------             --------            --------             --------            --------             --------
              --                   --                  --                  (32)                 --                   (5)
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
              --                   --                  --                  (31)               (134)                (108)
              --                   --                  --                   --                  --                   --
              --                  (75)                 --                   --              (2,648)                (858)
              --                  (12)                 --                   --                (420)                (155)
              --                  (14)                 --                   --              (1,146)                (240)
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
              --                   (1)                 --                   --              (4,640)              (1,683)
              --                   --                  --                   --                  --                   --
        --------             --------            --------             --------            --------             --------
              --                 (102)                 --                  (63)             (8,988)              (3,049)
        --------             --------            --------             --------            --------             --------
          65,200               33,843                 188                6,346               7,496               10,982
          10,379                6,071                (804)                (278)              1,575                1,408
          14,022                9,562                (826)              (1,224)              2,194                6,922
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
          21,839               26,600                 374               (2,608)             18,681               15,694
              --                   --                  --                   --                  --                   --
        --------             --------            --------             --------            --------             --------
         111,440               76,076              (1,068)               2,236              29,946               35,006
        --------             --------            --------             --------            --------             --------
         105,400               84,613               7,446               20,226              27,316               37,466
         100,700               16,087             130,686              110,460              80,181               42,715
        --------             --------            --------             --------            --------             --------
        $206,100             $100,700            $138,132             $130,686            $107,497             $ 80,181
        ========             ========            ========             ========            ========             ========
        $    781             $     --            $    269             $    109            $    804             $    584
        ========             ========            ========             ========            ========             ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                              MIDCAP FUND
                                                              --------------------------------------------
                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED            FOR THE YEAR ENDED
                                                               APRIL 30, 2005            OCTOBER 31, 2004
                                                              -----------------         ------------------
                                                                 (UNAUDITED)
OPERATIONS:
  Net investment income (loss)..............................     $   (5,270)                $  (16,320)
  Net realized gain (loss) on investments, futures contracts
    and foreign currency transactions.......................        320,579                    184,502
  Net unrealized appreciation (depreciation) of investments,
    futures contracts and foreign currency transactions.....       (170,496)                    60,619
  Payment from affiliate (See note 3c)......................             --                         --
                                                                 ----------                 ----------
  Net increase (decrease) in net assets resulting from
    operations..............................................        144,813                    228,801
                                                                 ----------                 ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................             --                         --
    Class B.................................................             --                         --
    Class C.................................................             --                         --
    Class E.................................................             --                         --
    Class H.................................................             --                         --
    Class L.................................................             --                         --
    Class M.................................................             --                         --
    Class N.................................................             --                         --
    Class Y.................................................             --                         --
    Class Z.................................................             --                         --
  From net realized gain on investments
    Class A.................................................        (32,520)                        --
    Class B.................................................         (9,709)                        --
    Class C.................................................        (10,682)                        --
    Class E.................................................             --                         --
    Class H.................................................             --                         --
    Class L.................................................             --                         --
    Class M.................................................             --                         --
    Class N.................................................             --                         --
    Class Y.................................................         (2,142)                        --
    Class Z.................................................             --                         --
                                                                 ----------                 ----------
    Total distributions.....................................        (55,053)                        --
                                                                 ----------                 ----------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................        (81,014)                    (7,410)
    Class B.................................................        (14,533)                   (23,848)
    Class C.................................................        (26,354)                   (36,048)
    Class E.................................................             --                         --
    Class H.................................................             --                         --
    Class L.................................................             --                         --
    Class M.................................................             --                         --
    Class N.................................................             --                         --
    Class Y.................................................         11,090                     11,066
    Class Z.................................................             --                         --
                                                                 ----------                 ----------
  Net increase (decrease) from capital share transactions...       (110,811)                   (56,240)
                                                                 ----------                 ----------
  Net increase (decrease) in net assets.....................        (21,051)                   172,561
NET ASSETS:
  Beginning of period.......................................      2,572,428                  2,399,867
                                                                 ----------                 ----------
  End of period.............................................     $2,551,377                 $2,572,428
                                                                 ==========                 ==========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................     $   (5,270)                $       --
                                                                 ==========                 ==========

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.
* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

            MIDCAP VALUE FUND                          MONEY MARKET FUND              SELECT MIDCAP GROWTH FUND
------------------------------------------   --------------------------------------   -------------------------
                                                                                           FOR THE PERIOD
    FOR THE SIX-MONTH                        FOR THE SIX-MONTH                            JANUARY 1, 2005*
      PERIOD ENDED      FOR THE YEAR ENDED     PERIOD ENDED      FOR THE YEAR ENDED            THROUGH
     APRIL 30, 2005      OCTOBER 31, 2004     APRIL 30, 2005      OCTOBER 31, 2004         APRIL 30, 2005
    -----------------   ------------------   -----------------   ------------------       ----------------
     (UNAUDITED)                                (UNAUDITED)                                  (UNAUDITED)
        $ (1,340)            $ (2,039)           $  1,660             $    619                 $   (36)
          27,094               33,398                  --                    2                    (198)
         (13,240)               9,523                  --                   --                    (541)
              --                   --                  --                   --                      --
        --------             --------            --------             --------                 -------
          12,514               40,882               1,660                  621                    (775)
        --------             --------            --------             --------                 -------
              --                   --              (1,345)                (590)                     --
              --                   --                (133)                  (5)                     --
              --                   --                 (75)                  (3)                     --
              --                   --                  --                   --                      --
              --                   --                  --                   --                      --
              --                   --                  --                   --                      --
              --                   --                  --                   --                      --
              --                   --                  --                   --                      --
              --                   --                (107)                 (21)                     --
              --                   --                  --                   --                      --
         (21,012)                  --                  --                   (2)                     --
          (4,659)                  --                  --                   @@                      --
          (5,152)                  --                  --                   @@                      --
              --                   --                  --                   --                      --
              --                   --                  --                   --                      --
              --                   --                  --                   --                      --
              --                   --                  --                   --                      --
              --                   --                  --                   --                      --
            (222)                  --                  --                   @@                      --
              --                   --                  --                   --                      --
        --------             --------            --------             --------                 -------
         (31,045)                  --              (1,660)                (621)                     --
        --------             --------            --------             --------                 -------
           6,086               96,898             (17,801)             (40,757)                 10,462
             925               12,047              (9,508)             (21,896)                  1,394
          (1,122)              10,552              (4,407)              (3,329)                    926
              --                   --                  --                   --                      --
              --                   --                  --                   --                      --
              --                   --                  --                   --                      --
              --                   --                  --                   --                      --
              --                   --                  --                   --                      --
          27,787                2,342               3,525                8,536                     200
              --                   --                  --                   --                      --
        --------             --------            --------             --------                 -------
          33,676              121,839             (28,191)             (57,446)                 12,982
        --------             --------            --------             --------                 -------
          15,145              162,721             (28,191)             (57,446)                 12,207
         410,337              247,616             287,602              345,048                      --
        --------             --------            --------             --------                 -------
        $425,482             $410,337            $259,411             $287,602                 $12,207
        ========             ========            ========             ========                 =======
        $ (1,340)            $     --            $     --             $     --                 $   (36)
        ========             ========            ========             ========                 =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                          SHORT DURATION FUND
                                                              --------------------------------------------
                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED            FOR THE YEAR ENDED
                                                               APRIL 30, 2005            OCTOBER 31, 2004
                                                              -----------------         ------------------
                                                                 (UNAUDITED)
OPERATIONS:
  Net investment income (loss)..............................      $  1,900                   $  2,169
  Net realized gain (loss) on investments, futures contracts
    and foreign currency transactions.......................          (462)                      (295)
  Net unrealized appreciation (depreciation) of investments,
    futures contracts and foreign currency transactions.....        (1,145)                      (187)
  Payment from affiliate (See note 3c)......................            --                         --
                                                                  --------                   --------
  Net increase (decrease) in net assets resulting from
    operations..............................................           293                      1,687
                                                                  --------                   --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................          (549)                    (1,024)
    Class B.................................................          (116)                      (251)
    Class C.................................................          (345)                      (755)
    Class E.................................................            --                         --
    Class H.................................................            --                         --
    Class L.................................................            --                         --
    Class M.................................................            --                         --
    Class N.................................................            --                         --
    Class Y.................................................          (797)                      (150)
    Class Z.................................................            --                         --
  From net realized gain on investments
    Class A.................................................            --                         --
    Class B.................................................            --                         --
    Class C.................................................            --                         --
    Class E.................................................            --                         --
    Class H.................................................            --                         --
    Class L.................................................            --                         --
    Class M.................................................            --                         --
    Class N.................................................            --                         --
    Class Y.................................................            --                         --
    Class Z.................................................            --                         --
                                                                  --------                   --------
    Total distributions.....................................        (1,807)                    (2,180)
                                                                  --------                   --------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................        (1,686)                     6,604
    Class B.................................................        (2,034)                     2,127
    Class C.................................................        (4,793)                     4,492
    Class E.................................................            --                         --
    Class H.................................................            --                         --
    Class L.................................................            --                         --
    Class M.................................................            --                         --
    Class N.................................................            --                         --
    Class Y.................................................        33,670                     31,444
    Class Z.................................................            --                         --
                                                                  --------                   --------
  Net increase (decrease) from capital share transactions...        25,157                     44,667
                                                                  --------                   --------
  Net increase (decrease) in net assets.....................        23,643                     44,174
NET ASSETS:
  Beginning of period.......................................       117,793                     73,619
                                                                  --------                   --------
  End of period.............................................      $141,436                   $117,793
                                                                  ========                   ========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................      $    110                   $     17
                                                                  ========                   ========

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

            SMALL COMPANY FUND                        SMALLCAP GROWTH FUND                          STOCK FUND
------------------------------------------   --------------------------------------   --------------------------------------
    FOR THE SIX-MONTH                        FOR THE SIX-MONTH                        FOR THE SIX-MONTH
      PERIOD ENDED      FOR THE YEAR ENDED     PERIOD ENDED      FOR THE YEAR ENDED     PERIOD ENDED      FOR THE YEAR ENDED
     APRIL 30, 2005      OCTOBER 31, 2004     APRIL 30, 2005      OCTOBER 31, 2004     APRIL 30, 2005      OCTOBER 31, 2004
    -----------------   ------------------   -----------------   ------------------   -----------------   ------------------
       (UNAUDITED)                              (UNAUDITED)                              (UNAUDITED)
        $ (1,782)            $ (4,048)           $   (970)            $ (2,027)          $    9,199           $   (1,234)
          10,565               31,350              15,712               27,895               32,309               13,771
          (3,740)             (13,512)             (8,531)             (12,104)               1,908               43,675
              --                   --                  --                   --                   --                   --
        --------             --------            --------             --------           ----------           ----------
           5,043               13,790               6,211               13,764               43,416               56,212
        --------             --------            --------             --------           ----------           ----------
              --                   --                  --                   --               (5,607)                  --
              --                   --                  --                   --                   --                   --
              --                   --                  --                   --                   --                   --
              --                   --                  --                   --                   --                   --
              --                   --                  --                   --                   --                   --
              --                   --                  --                   --                   --                   --
              --                   --                  --                   --                   --                   --
              --                   --                  --                   --                   --                   --
              --                   --                  --                   --               (1,017)                  --
              --                   --                  --                   --                   --                   --
              --                   --                  --                   --                   --                   --
              --                   --                  --                   --                   --                   --
              --                   --                  --                   --                   --                   --
              --                   --                  --                   --                   --                   --
              --                   --                  --                   --                   --                   --
              --                   --                  --                   --                   --                   --
              --                   --                  --                   --                   --                   --
              --                   --                  --                   --                   --                   --
              --                   --                  --                   --                   --                   --
              --                   --                  --                   --                   --                   --
        --------             --------            --------             --------           ----------           ----------
              --                   --                  --                   --               (6,624)                  --
        --------             --------            --------             --------           ----------           ----------
         (15,241)               7,710               3,916               23,863             (132,953)             (58,565)
          (5,902)              (2,618)              1,240                4,876              (47,123)             (43,898)
          (8,386)              (4,938)                202                4,665              (56,437)             (65,250)
              --                   --                  --                   --                   --                   --
              --                   --              (2,588)              (4,749)                  --                   --
              --                   --              (5,827)              (6,513)                  --                   --
              --                   --              (1,649)              (2,982)                  --                   --
              --                   --                (554)                (397)                  --                   --
          18,468                 (265)             24,878                5,474               11,300               36,590
              --                   --                  --                   --                   --                   --
        --------             --------            --------             --------           ----------           ----------
         (11,061)                (111)             19,618               24,237             (225,213)            (131,123)
        --------             --------            --------             --------           ----------           ----------
          (6,018)              13,679              25,829               38,001             (188,421)             (74,911)
         279,774              266,095             224,683              186,682            1,632,957            1,707,868
        --------             --------            --------             --------           ----------           ----------
        $273,756             $279,774            $250,512             $224,683           $1,444,536           $1,632,957
        ========             ========            ========             ========           ==========           ==========
        $ (1,782)            $     --            $   (970)            $     --           $    2,575           $       --
        ========             ========            ========             ========           ==========           ==========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                        TAX-FREE CALIFORNIA FUND
                                                              --------------------------------------------
                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED            FOR THE YEAR ENDED
                                                               APRIL 30, 2005            OCTOBER 31, 2004
                                                              -----------------         ------------------
                                                                 (UNAUDITED)
OPERATIONS:
  Net investment income (loss)..............................       $   289                   $   614
  Net realized gain (loss) on investments, futures contracts
    and foreign currency transactions.......................            52                        32
  Net unrealized appreciation (depreciation) of investments,
    futures contracts and foreign currency transactions.....           100                       526
  Payment from affiliate (See note 3c)......................            --                        --
                                                                   -------                   -------
  Net increase (decrease) in net assets resulting from
    operations..............................................           441                     1,172
                                                                   -------                   -------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................          (252)                     (590)
    Class B.................................................           (14)                      (33)
    Class C.................................................           (21)                      (19)
    Class E.................................................            --                        --
    Class H.................................................            --                        --
    Class L.................................................            --                        --
    Class M.................................................            --                        --
    Class N.................................................            --                        --
    Class Y.................................................            --                        --
    Class Z.................................................            --                        --
  From net realized gain on investments
    Class A.................................................            --                        --
    Class B.................................................            --                        --
    Class C.................................................            --                        --
    Class E.................................................            --                        --
    Class H.................................................            --                        --
    Class L.................................................            --                        --
    Class M.................................................            --                        --
    Class N.................................................            --                        --
    Class Y.................................................            --                        --
    Class Z.................................................            --                        --
                                                                   -------                   -------
    Total distributions.....................................          (287)                     (642)
                                                                   -------                   -------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................           572                     3,606
    Class B.................................................            52                      (854)
    Class C.................................................           158                       173
    Class E.................................................            --                        --
    Class H.................................................            --                        --
    Class L.................................................            --                        --
    Class M.................................................            --                        --
    Class N.................................................            --                        --
    Class Y.................................................            --                        --
    Class Z.................................................            --                        --
                                                                   -------                   -------
  Net increase (decrease) from capital share transactions...           782                     2,925
                                                                   -------                   -------
  Net increase (decrease) in net assets.....................           936                     3,455
NET ASSETS:
  Beginning of period.......................................        17,311                    13,856
                                                                   -------                   -------
  End of period.............................................       $18,247                   $17,311
                                                                   =======                   =======
Accumulated undistributed (distribution in excess of) net
  investment income.........................................       $     4                   $     2
                                                                   =======                   =======

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

         TAX-FREE MINNESOTA FUND                     TAX-FREE NATIONAL FUND                   TAX-FREE NEW YORK FUND
------------------------------------------   --------------------------------------   --------------------------------------
    FOR THE SIX-MONTH                        FOR THE SIX-MONTH                        FOR THE SIX-MONTH
      PERIOD ENDED      FOR THE YEAR ENDED     PERIOD ENDED      FOR THE YEAR ENDED     PERIOD ENDED      FOR THE YEAR ENDED
     APRIL 30, 2005      OCTOBER 31, 2004     APRIL 30, 2005      OCTOBER 31, 2004     APRIL 30, 2005      OCTOBER 31, 2004
    -----------------   ------------------   -----------------   ------------------   -----------------   ------------------
       (UNAUDITED)                              (UNAUDITED)                              (UNAUDITED)
         $   642             $ 1,456              $ 1,766             $ 3,552              $   230             $   441
              46                 571                  654                 480                    9                  22
            (125)                256                 (525)              1,916                   22                 422
              --                  --                   --                  --                   --                  --
         -------             -------              -------             -------              -------             -------
             563               2,283                1,895               5,948                  261                 885
         -------             -------              -------             -------              -------             -------
             (87)               (147)                (721)             (1,286)                (183)               (375)
             (10)                (17)                (104)               (218)                 (22)                (40)
              (4)                (12)                (128)               (271)                 (27)                (50)
            (496)             (1,147)                (644)             (1,379)                  --                  --
              (2)                 (4)                  (9)                (44)                  --                  --
             (52)               (107)                (150)               (300)                  --                  --
              (2)                 (9)                 (22)                (46)                  --                  --
              (3)                 (7)                  (9)                (19)                  --                  --
              @@                  @@                   @@                  @@                   --                  --
              --                  --                   --                  --                   --                  --
              --                 (99)                  --                (409)                 (17)                (69)
              --                 (15)                  --                 (98)                  (2)                 (8)
              --                  (9)                  --                (119)                  (3)                (12)
              --                (720)                  --                (500)                  --                  --
              --                  (3)                  --                 (21)                  --                  --
              --                 (72)                  --                (113)                  --                  --
              --                  (8)                  --                 (19)                  --                  --
              --                  (5)                  --                  (8)                  --                  --
              @@                  @@                   --                  @@                   --                  --
              --                  --                   --                  --                   --                  --
         -------             -------              -------             -------              -------             -------
            (656)             (2,381)              (1,787)             (4,850)                (254)               (554)
         -------             -------              -------             -------              -------             -------
             901               1,059                3,348              13,426                  508               1,688
              93                 112                  469                (433)                 107                 479
               4                 (90)                (377)                648                  151                 538
            (247)             (2,361)                 (39)             (2,339)                  --                  --
               1                 (41)                (191)             (1,112)                  --                  --
             123                (150)                 338                 135                   --                  --
             (77)               (249)                 (56)                146                   --                  --
              (4)                  2                    3                 (68)                  --                  --
              @@                  @@                   @@                  @@                   --                  --
              --                  --                   --                  --                   --                  --
         -------             -------              -------             -------              -------             -------
             794              (1,718)               3,495              10,403                  766               2,705
         -------             -------              -------             -------              -------             -------
             701              (1,816)               3,603              11,501                  773               3,036
          35,900              37,716               92,186              80,685               14,082              11,046
         -------             -------              -------             -------              -------             -------
         $36,601             $35,900              $95,789             $92,186              $14,855             $14,082
         =======             =======              =======             =======              =======             =======
         $     2             $    16              $    @@             $    21              $     1             $     3
         =======             =======              =======             =======              =======             =======

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUND II, INC.

 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                         TOTAL RETURN BOND FUND
                                                              --------------------------------------------
                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED            FOR THE YEAR ENDED
                                                               APRIL 30, 2005            OCTOBER 31, 2004
                                                              -----------------         ------------------
                                                                 (UNAUDITED)
OPERATIONS:
  Net investment income (loss)..............................      $  9,508                   $ 15,635
  Net realized gain (loss) on investments, futures contracts
    and foreign currency transactions.......................         3,768                      4,248
  Net unrealized appreciation (depreciation) of investments,
    futures contracts and foreign currency transactions.....        (7,134)                     7,032
  Payment from affiliate (See note 3c)......................            --                        243
                                                                  --------                   --------
  Net increase (decrease) in net assets resulting from
    operations..............................................         6,142                     27,158
                                                                  --------                   --------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.................................................        (5,070)                    (9,501)
    Class B.................................................        (1,202)                    (2,503)
    Class C.................................................        (1,177)                    (2,575)
    Class E.................................................            --                         --
    Class H.................................................            --                         --
    Class L.................................................            --                         --
    Class M.................................................            --                         --
    Class N.................................................            --                         --
    Class Y.................................................        (2,546)                    (2,548)
    Class Z.................................................            --                         --
  From net realized gain on investments
    Class A.................................................        (1,135)                    (9,077)
    Class B.................................................          (350)                    (3,538)
    Class C.................................................          (338)                    (3,675)
    Class E.................................................            --                         --
    Class H.................................................            --                         --
    Class L.................................................            --                         --
    Class M.................................................            --                         --
    Class N.................................................            --                         --
    Class Y.................................................          (399)                    (2,000)
    Class Z.................................................            --                         --
                                                                  --------                   --------
    Total distributions.....................................       (12,217)                   (35,417)
                                                                  --------                   --------
CAPITAL SHARE TRANSACTIONS:
    Class A.................................................         2,063                     34,420
    Class B.................................................        (5,151)                   (12,343)
    Class C.................................................        (8,863)                   (18,887)
    Class E.................................................            --                         --
    Class H.................................................            --                         --
    Class L.................................................            --                         --
    Class M.................................................            --                         --
    Class N.................................................            --                         --
    Class Y.................................................        49,342                     41,626
    Class Z.................................................            --                         --
                                                                  --------                   --------
  Net increase (decrease) from capital share transactions...        37,391                     44,816
                                                                  --------                   --------
  Net increase (decrease) in net assets.....................        31,316                     36,557
NET ASSETS:
  Beginning of period.......................................       581,628                    545,071
                                                                  --------                   --------
  End of period.............................................      $612,944                   $581,628
                                                                  ========                   ========
Accumulated undistributed (distribution in excess of) net
  investment income.........................................      $    433                   $    920
                                                                  ========                   ========

@@ Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

     U.S. GOVERNMENT SECURITIES FUND                       VALUE FUND                        VALUE OPPORTUNITIES FUND
------------------------------------------   --------------------------------------   --------------------------------------
    FOR THE SIX-MONTH                        FOR THE SIX-MONTH                        FOR THE SIX-MONTH
      PERIOD ENDED      FOR THE YEAR ENDED     PERIOD ENDED      FOR THE YEAR ENDED     PERIOD ENDED      FOR THE YEAR ENDED
     APRIL 30, 2005      OCTOBER 31, 2004     APRIL 30, 2005      OCTOBER 31, 2004     APRIL 30, 2005      OCTOBER 31, 2004
    -----------------   ------------------   -----------------   ------------------   -----------------   ------------------
       (UNAUDITED)                              (UNAUDITED)                              (UNAUDITED)
        $  5,357             $ 11,840            $    495             $    451            $    186             $   (142)
            (974)              (3,335)               (415)               2,286               6,921                6,095
          (2,039)               2,969               6,281                3,886              (3,179)               2,953
              --                   --                  --                   --                  --                   --
        --------             --------            --------             --------            --------             --------
           2,344               11,474               6,361                6,623               3,928                8,906
        --------             --------            --------             --------            --------             --------
          (1,049)              (2,410)               (209)                (373)                 --                   --
            (421)              (1,059)                 --                  (14)                 --                   --
            (220)                (628)                 --                  (19)                 --                   --
          (2,575)              (5,830)                 --                   --                  --                   --
             (62)                (175)                 --                   --                  --                   --
            (787)              (1,761)                 --                   --                  --                   --
             (57)                (147)                 --                   --                  --                   --
             (18)                 (42)                 --                   --                  --                   --
             (80)                  @@                (328)                  @@                  --                   --
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
              --                   --                  --                   --                  --                   --
        --------             --------            --------             --------            --------             --------
          (5,269)             (12,052)               (537)                (406)                 --                   --
        --------             --------            --------             --------            --------             --------
          (1,669)             (11,823)                972               10,636              13,720               16,891
          (2,273)             (11,914)                239                  990               3,704                3,329
          (1,287)             (12,661)               (921)                (285)              2,479                3,625
          (6,468)             (15,784)                 --                   --                  --                   --
            (601)              (2,359)                 --                   --                (909)              (1,631)
          (1,311)              (4,504)                 --                   --                (679)                (532)
            (612)                (887)                 --                   --                (801)              (1,025)
             (79)                (330)                 --                   --                 (75)                (137)
           7,137                   @@              23,561               20,782              46,235                9,702
              --                   --                  --                   --                  --                   --
        --------             --------            --------             --------            --------             --------
          (7,163)             (60,262)             23,851               32,123              63,674               30,222
        --------             --------            --------             --------            --------             --------
         (10,088)             (60,840)             29,675               38,340              67,602               39,128
         260,749              321,589              98,004               59,664              87,822               48,694
        --------             --------            --------             --------            --------             --------
        $250,661             $260,749            $127,679             $ 98,004            $155,424             $ 87,822
        ========             ========            ========             ========            ========             ========
        $    132             $     44            $    335             $    377            $    186             $     --
        ========             ========            ========             ========            ========             ========

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 NOTES TO FINANCIAL STATEMENTS
 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

1.  ORGANIZATION:

    The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the Companies) are open-end management investment companies comprised of forty portfolios (each a "Fund" or together the "Funds"). They are The Hartford Advisers Fund (Advisers Fund), The Hartford Aggressive Growth Allocation Fund (Aggressive Growth Allocation Fund), The Hartford Balanced Allocation Fund (Balanced Allocation Fund), The Hartford Capital Appreciation Fund (Capital Appreciation Fund), The Hartford Conservative Allocation Fund (Conservative Allocation Fund), The Hartford Disciplined Equity Fund (Disciplined Equity Fund), The Hartford Dividend and Growth Fund (Dividend and Growth Fund), The Hartford Equity Income Fund (Equity Income Fund), The Hartford Focus Fund (Focus Fund), The Hartford Global Communications Fund (Global Communications Fund), The Hartford Global Financial Services Fund (Global Financial Services Fund), The Hartford Global Health Fund (Global Health Fund), The Hartford Global Leaders Fund (Global Leaders Fund), The Hartford Global Technology Fund (Global Technology Fund), The Hartford Growth Allocation Fund (Growth Allocation Fund), The Hartford Growth Fund (Growth Fund), The Hartford Growth Opportunities Fund (Growth Opportunities
    Fund), The Hartford High Yield Fund (High Yield Fund), The Hartford Income Allocation Fund (Income Allocation Fund), The Hartford Income Fund (Income
    Fund), The Hartford Inflation Plus Fund (Inflation Plus Fund), The Hartford International Capital Appreciation Fund (International Capital Appreciation
    Fund), The Hartford International Opportunities Fund (International Opportunities Fund), The Hartford International Small Company Fund (International Small Company Fund), The Hartford MidCap Fund (MidCap Fund), The Hartford MidCap Value Fund (MidCap Value Fund), The Hartford Money Market Fund (Money Market Fund), The Hartford Select MidCap Growth Fund (Select MidCap Growth Fund), The Hartford Short Duration Fund (Short Duration Fund), The Hartford Small Company Fund (Small Company Fund), The Hartford SmallCap Growth Fund (SmallCap Growth Fund), The Hartford Stock Fund (Stock Fund), The Hartford Tax-Free California Fund (Tax-Free California Fund), The Hartford Tax-Free Minnesota Fund (Tax-Free Minnesota
    Fund), The Hartford Tax-Free National Fund (Tax-Free National Fund), The Hartford Tax-Free New York Fund (Tax-Free New York Fund), The Hartford Total Return Bond Fund (Total Return Bond Fund), The Hartford U.S. Government Securities Fund (U.S. Government Securities Fund), The Hartford Value Fund (Value Fund) and The Hartford Value Opportunities Fund (Value Opportunities
    Fund). The Companies are organized under the laws of the State of Maryland and are registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies, except for Focus Fund, Global Communications Fund, Global Financial Services Fund, Global Health Fund, Global Technology Fund, Inflation Plus Fund, Tax-Free California Fund and Tax-Free New York Fund, which are non-diversified.

    Class A shares are sold with a front-end sales charge of up to 5.50%, except for the High Yield Fund, the Income Fund, the Inflation Plus Fund, the Tax-Free California Fund, the Tax-Free Minnesota Fund, the Tax-Free National Fund, the Tax-Free New York Fund and the U.S. Government Securities Fund which have maximum front-end sales charge of up to 4.50%. The Short Duration Fund has a maximum front-end sales charge of up to 3.00%. Class B shares are sold with a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from up to 5.00% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of up to 1.00% and a contingent deferred sales charge of up to 1.00%. Effective November 1, 2004, Class C shares will be sold with a contingent deferred sales charge of up to 1.00% and no front-end sales charge. Class E is sold with a front-end sales charge of 4.50%. Classes H and M are sold with a contingent deferred sales charge, which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from 4.00% to zero depending on the period of time the shares are held. Class L is sold with a sales charge up to 4.75%. Class N is sold with a contingent deferred sales charge of 1.00% if redeemed within 1 year. Class Y shares are sold to certain eligible institutional investors without a sales charge. Class Z is sold without sales charges. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance, and except that Class B shares automatically convert to Class A shares after 8 years. Classes H and N shares will automatically convert to Class L after 8 years.

    Each of the following Funds ("Allocation Funds"): Aggressive Growth Allocation Fund, Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund and Income Allocation Fund are "Funds of Funds", which invests the majority of its assets in Class Y of other Hartford mutual funds: domestic and international equity funds and fixed income funds (Underlying Funds). The Allocation Funds seek their relative investment goals through implementation of a strategic asset allocation recommendation provided by Ibbotson Associates, Inc. ("Ibbotson"). Ibbotson serves as a consultant to Hartford Investment Financial Services, LLC (HIFSCO) with respect to selecting the Underlying Funds and the funds' asset allocations among the Underlying Funds. Each Underlying Fund's accounting policies are outlined below.

    Indemnifications: Under the Funds' organizational documents, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds' enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Funds, which are in accordance with U.S. generally accepted accounting principles in the investment company industry:

    a) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Security gains and losses are determined on the basis of identified cost.

    b) Security Valuation and Investment Income -- Equity securities are valued at the last sale price or official closing price reported on the principal securities exchange on which such securities are traded (domestic or foreign) or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued. If no sale took place on a particular day, then such

--------------------------------------------------------------------------------

        securities are valued at the mean between the bid and asked prices. The difference between cost and market value for debt and equity securities is recorded in the Statement of Operations and accumulated in net assets.

        Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service, which determines valuations for normal institutional size trading units of debt securities. Mortgage securities are valued at the bid price. Short-term securities held in the Money Market Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. In the remaining Funds, short-term investments with maturity of 60 days or less are valued at amortized cost.

        The Funds generally use market prices in valuing portfolio securities, but may use fair value estimates, under procedures established by the Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the foreign exchange on which the Fund's portfolio securities are principally traded that is likely to have changed the value of the securities. For substantially each determination of net asset value per share, the Funds are supplied with information from an unaffiliated third party with respect to the fair value of foreign securities. Price movements in futures contracts and ADRs, and various other indices, may be reviewed in the course of making a good faith determination of a security's fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such consideration.

        Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using current exchange rates. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices.

        Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from an approved quotation system.

        Investments in open-end mutual funds are valued at the respective net asset value of each Underlying Fund on the valuation date.

        Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date.

    c) Foreign Currency Transactions -- The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

        The Funds do not isolate that portion of portfolio security valuation resulting from fluctuations in foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

    d) Securities Lending -- The Funds, except for the Money Market Fund, may lend their securities to certain qualified brokers who pay these Funds negotiated lender fees. The loans are collateralized at all times with cash, which is then invested in short-term money market instruments with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, these Funds may bear the risk of delay in recovery of loaned securities or even loss of rights in the collateral should the borrower of the securities fail financially.

    e) Joint Trading Account -- Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Funds may transfer uninvested cash balances into a joint trading account managed by The Hartford Investment Management Company (Hartford Investment) or Wellington Management Company LLP, (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

    f) Repurchase Agreements -- A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Funds enter into a repurchase agreement, the value of the underlying collateral security
        (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities that serve to collateralize the repurchase agreement are held by each Funds' account as a third party band custodial in book entry or physical form. Repurchase agreements are valued at cost plus accrued interest receivable.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        Certain Funds, together with other investment management companies having investment advisory agreements with Wellington have an interest in a $2,365,039 joint repurchase agreements dated 4/29/05 with CS First Boston, Deutsche Bank, J.P. Morgan and UBS Securities, LLC due 05/02/05. These joint repurchase agreements are collateralized as follows:

                                                              COLLATERAL
         BROKER                          RATE    PRINCIPAL      VALUE          SECURITY TYPE         COUPON RATE       MATURITY
         ------                          ----    ---------    ----------    -------------------    ---------------    -----------
         CS First Boston.............    2.97%   $385,000      $392,701     FNMA                    4.00% - 11.25%    2005 - 2035
         Deutsche Bank...............    2.97%    650,000       663,000     FNMA                     4.00% - 7.50%    2007 - 2035
                                                                            FMAC                     4.50% - 7.50%    2011 - 2035
         Deutsche Bank...............    2.89%     65,039        66,358     U.S. Treasury Bond               9.25%           2016
         J.P. Morgan.................    2.96%    445,000       453,901     FNMA                     3.92% - 9.00%    2007 - 2035
         UBS Securities, LLC.........    2.95%    150,000       153,002     FMAC                     3.50% - 9.00%    2005 - 2035
                                                                            FHLMC                   8.50% - 10.75%    2005 - 2017
                                                                            FNMA                     4.50% - 9.50%    2006 - 2035
         UBS Securities, LLC.........    2.96%    670,000       683,401     FMAC                     4.00% - 9.50%    2006 - 2035
                                                                            FHLMC                   8.00% - 13.00%    2008 - 2018
                                                                            FNMA                    4.00% - 10.00%    2005 - 2035

        The maturity amounts are as follows:

                                                                       MATURITY
         FUND                                                           AMOUNT
         ----                                                          --------
         Advisers Fund...............................................  $ 37,576
         Capital Appreciation Fund...................................   536,759
         Disciplined Equity Fund.....................................     1,967
         Dividend and Growth Fund....................................    89,579
         Equity Income Fund..........................................     5,379
         Focus Fund..................................................     3,068
         Global Communications Fund..................................       204
         Global Financial Services...................................        10
         Global Health Fund..........................................   157,270
         Global Technology Fund......................................        94
         Growth Fund.................................................    33,715
         Growth Opportunities Fund...................................     3,309
         International Capital Appreciation Fund.....................    14,701
         International Opportunities Fund............................     6,290
         International Small Company Fund............................     2,942
         MidCap Fund.................................................   135,691
         MidCap Value Fund...........................................     4,828
         Small Company Fund..........................................     1,925
         Stock Fund..................................................    39,979
         Value Fund..................................................     5,472
         Value Opportunities Fund....................................     3,120

        Certain Funds, together with other investment management companies having investment advisory agreements with Hartford Investment have an interest in a $977,422 joint repurchase agreements dated 4/29/05 with BNP Paribas Securities Corp., Greenwich Capital Markets and UBS Securities, LLC due 5/02/05. These joint repurchase agreements are collateralized as follows:

                                                               COLLATERAL
         BROKER                           RATE    PRINCIPAL      VALUE          SECURITY TYPE        COUPON RATE       MATURITY
         ------                           ----    ---------    ----------    -------------------    --------------    -----------
         BNP Paribas Securities
           Corp. .....................    2.83%    325,000      330,941      U.S. Treasury Bonds     5.25% - 8.75%    2020 - 2028
         Greenwich Capital Markets....    2.84%    300,000      305,475      U.S. Treasury Note              4.25%           2013
         UBS Securities, LLC..........    2.84%    352,422      358,464      U.S. Treasury Bonds            8.875%           2019
                                                                             U.S. Treasury Note             5.625%           2008

--------------------------------------------------------------------------------

        The maturity amounts are as follows:

                                                                       MATURITY
         FUND                                                           AMOUNT
         ----                                                          --------
         High Yield Fund.............................................  $    306
         Income Fund.................................................       760
         Inflation Plus Fund.........................................     8,578
         Short Duration Fund.........................................     2,172
         Total Return Bond Fund......................................   113,455
         U.S. Government Securities Fund.............................     2,027

        The SmallCap Growth Fund has an interest in a $5,215 repurchase agreement dated 4/29/05 with UBS Securities Corp., 2.84% due 5/02/05. This repurchase agreement is collateralized with a $5,380 in U.S. Treasury Bond 7.25% due 2022.

        In addition, the Advisers Fund and the Capital Appreciation Fund hold collateral for securities out on loan in repurchase agreements. The Advisers Fund lending agreement was collateralized by interests in $4,973 and $61,125 repurchase agreements dated 4/29/05 with Lehman Brothers, Inc., 2.95% and 2.96% due 5/2/05. These repurchase agreements are collateralized by $5,072 and $62,348, in U.S. Zero Coupon Strips 4.92% due 2019. The Capital Appreciation Fund lending agreement was collateralized by an interest in a $1,127 repurchase agreement dated 4/29/05 with Lehman Brothers, Inc., 2.95% due 5/2/05. This repurchase agreement is collateralized by $1,151 in U.S. Zero coupon strip, 4.92% due 2019.

    g) Futures and Options Transactions -- Certain Funds may invest in futures contracts and options contracts in order to gain exposure to or protect against changes in the market. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e., mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors.

        At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss.

        The use of futures contracts involve elements of market risk, which may exceed the amounts recognized in the Statements of Assets and Liabilities. Change in the value of the futures contracts may decrease the effectiveness of a Fund's strategies and potentially result in loss. The Advisers Fund had outstanding futures contracts as of April 30, 2005.

        The premium paid by a Fund for the purchase of a call or put option is included in the Funds' Statements of Assets and Liabilities as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

        The Funds may write covered options. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to or greater than the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statements of Assets and Liabilities, which increases the Funds' return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

        Hartford SmallCap Growth Fund options contracts activity during the six-month period ended April 30, 2005:

         CALLS WRITTEN DURING THE PERIOD                               NUMBER OF CONTRACTS   PREMIUM AMOUNTS
         -------------------------------                               -------------------   ---------------
         Beginning of the period.....................................           --                $ --
         Written during the period...................................          324                  53
         Expired during the period...................................           --                  --
         Closed during the period....................................         (324)                 (7)
         Exercised during the period.................................           --                  --
                                                                       -----------                ----
         Balance at the end of the period............................           --                $ 46
                                                                       -----------                ----

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

    h) Forward Foreign Currency Contracts -- For the six-month period ended April 30, 2005, the Capital Appreciation Fund, the Income Fund, the International Opportunities Company Fund, the International Small Company Fund, and the Total Return Bond Fund entered into forward foreign currency exchange contracts that obligate the Funds to repurchase/replace or sell currencies at specified future dates. The Funds enter into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies.

        Forward foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movement in the value of foreign currencies relative to the U.S. dollar. The U.S. dollar value of forward foreign currency contracts is determined using forward foreign currency exchange rates supplied by an independent pricing service.

    i) Indexed Securities -- The Funds may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Funds use these securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in using conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

    j) Federal Income Taxes -- For federal income tax purposes, the Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code by distributing substantially all of their taxable net investment income and net realized capital gains to their shareholders or otherwise complying with the requirements of regulated investment companies. On a calendar year basis, the Funds are subject to a 4% federal excise tax to the extent they do not distribute substantially all of their net investment income and realized gains, if any. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

        The tax character of distributions paid (excluding dividends payable) for the periods indicated is as follows:

                                                                       FOR THE PERIOD ENDED   FOR THE PERIOD ENDED
                                                                         OCTOBER 31, 2004       OCTOBER 31, 2003
                                                                       --------------------   --------------------
         Advisers Fund
           Ordinary income...........................................        $24,483                $26,613
         Balanced Allocation Fund+
           Ordinary income...........................................             77
         Conservative Allocation Fund+
           Ordinary income...........................................             67
         Disciplined Equity Fund
           Ordinary income...........................................            154
         Dividend and Growth Fund
           Ordinary income...........................................         15,746                 10,229
           Tax Return of capital.....................................                                   293
         Equity Income Fund
           Ordinary income...........................................          3,108
         Global Financial Services Fund
           Ordinary income...........................................            133                     58
         Global Health Fund
           Ordinary income...........................................                                 1,236
           Net Long-term capital gains...............................          1,115                  3,821
         High Yield Fund
           Ordinary income...........................................         21,004                 22,578
         Income Allocation Fund+
           Ordinary income...........................................             56
         Income Fund
           Ordinary income...........................................          1,577                    857
         Inflation Plus Fund
           Ordinary income...........................................         16,261                  4,094
         International Capital Appreciation Fund
           Ordinary income...........................................             37                      6
           Net Long-term capital gains...............................             65
         International Opportunities Fund
           Ordinary income...........................................             63
         International Small Company Fund
           Ordinary income...........................................          2,967                     17
           Net Long-term capital gains...............................             82
         Money Market Fund
           Ordinary income...........................................            615                    954

--------------------------------------------------------------------------------

                                                                       FOR THE PERIOD ENDED   FOR THE PERIOD ENDED
                                                                         OCTOBER 31, 2004       OCTOBER 31, 2003
                                                                       --------------------   --------------------
         Short Duration Fund
           Ordinary income...........................................          2,152                  1,283
         Tax-Free California Fund
           Ordinary income...........................................            636                    450
         Tax-Free Minnesota Fund
           Ordinary income...........................................             13
           Tax exempt income.........................................          1,423                  1,514
           Net long-term capital gains...............................            835                    195
         Tax-Free National Fund
           Ordinary income...........................................            284
           Tax exempt income.........................................          3,491                  2,864
           Net long-term capital gains...............................            924                  1,604
         Tax-Free New York
           Ordinary income...........................................             89
           Tax exempt income.........................................            463                    349
         Total Return Bond Fund
           Ordinary income...........................................         34,174                 25,854
           Net long-term capital gains...............................          1,196                  1,383
         U.S. Government Securities Fund
           Ordinary income...........................................         11,875                 15,981
         Value Fund
           Ordinary income...........................................            406                    239

        + Commenced operations on May 28, 2004.

        As of October 31, 2004, the components of distributable earnings (deficit) on a tax basis are as follows:

                                                                                                                        TOTAL
                                                  UNDISTRIBUTED   UNDISTRIBUTED    ACCUMULATED       UNREALIZED      ACCUMULATED
                                                    ORDINARY        LONG-TERM     CAPITAL GAINS     APPRECIATION       EARNINGS
                                                     INCOME       CAPITAL GAIN      (LOSSES)*     (DEPRECIATION)**   (DEFICIT)***
                                                  -------------   -------------   -------------   ----------------   ------------
         Advisers Fund..........................     $ 7,039         $    --        $(297,895)        $ 91,146        $(199,710)
         Aggressive Growth Allocation Fund......          --              --               --              855              855
         Balanced Allocation Fund...............          42              --               --            2,807            2,849
         Capital Appreciation Fund..............          --              --         (178,229)         923,253          745,024
         Conservative Allocation Fund...........          45              --               --              907              952
         Disciplined Equity Fund................         391              --         (110,465)          24,932          (85,142)
         Dividend and Growth Fund...............       3,070          26,221               --          238,617          267,908
         Equity Income Fund.....................       1,204              --               --            8,790            9,994
         Focus Fund.............................          --              --          (17,269)              57          (17,212)
         Global Communications Fund.............          94              --           (5,225)           1,369           (3,762)
         Global Financial Services Fund.........         185              --           (1,266)           1,747              666
         Global Health Fund.....................          --          15,627               --           14,136           29,763
         Global Leaders Fund....................          --              --          (60,140)          89,063           28,923
         Global Technology Fund.................          --              --          (60,534)           2,314          (58,220)
         Growth Allocation Fund.................          --              --               --            2,435            2,435
         Growth Fund............................          --              --          (71,950)          94,100           22,150
         Growth Opportunities Fund..............          --              --          (76,626)         109,967           33,341
         High Yield Fund........................         770              --          (85,531)          17,885          (66,876)
         Income Allocation Fund.................          10              --               --               89               99
         Income Fund............................          41             160               --            1,072            1,273
         Inflation Plus Fund....................       2,519           4,352               --           16,289           23,160
         International Capital Appreciation
           Fund.................................          --              --              (15)          10,411           10,396
         International Opportunities Fund.......          --              --          (40,231)          12,510          (27,721)
         International Small Company Fund.......       8,316             734               --              663            9,713
         MidCap Fund............................          --          55,052               --          463,669          518,721
         MidCap Value Fund......................      10,451          20,592               --           39,726           70,769
         Money Market Fund......................           6              --               --               --                6
         Short Duration Fund....................          45              --             (516)             125             (346)
         Small Company Fund.....................          --              --          (78,175)          29,090          (49,085)
         SmallCap Growth Fund...................          --              --          (56,442)          11,563          (44,879)
         Stock Fund.............................          --              --         (558,978)           6,143         (552,835)

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                                                        TOTAL
                                                  UNDISTRIBUTED   UNDISTRIBUTED    ACCUMULATED       UNREALIZED      ACCUMULATED
                                                    ORDINARY        LONG-TERM     CAPITAL GAINS     APPRECIATION       EARNINGS
                                                     INCOME       CAPITAL GAIN      (LOSSES)*     (DEPRECIATION)**   (DEFICIT)***
                                                  -------------   -------------   -------------   ----------------   ------------
         Tax-Free California Fund...............           8              --              (48)             458              418
         Tax-Free Minnesota Fund................          42              84               --            2,145            2,271
         Tax-Free National Fund.................          93              79               --            5,268            5,440
         Tax-Free New York Fund.................           5              22               --              496              523
         Total Return Bond Fund.................       2,075             953               --           10,448           13,476
         U.S. Government Securities Fund........         221              --          (10,065)           4,096           (5,748)
         Value Fund.............................         377              --           (4,839)           6,836            2,374
         Value Opportunities Fund...............          --              --           (4,053)           9,884            5,831

          * Certain Funds had capital loss carryforwards that are identified in note 8.
         ** The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sale losses and the mark to market adjustment for certain derivatives in accordance with IRC Sec. 1256.
        *** The primary difference between book and tax basis accumulated earnings (deficit) relates to dividends payable to shareholders at year end.

    k)  Fund Share Valuation and Dividend Distributions to
        Shareholders -- Orders for a Fund's shares are executed in accordance with the investment instructions of the shareholders. Dividend income is accrued as of the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are accrued on a daily basis. The net asset value of each Fund's shares is determined as of the close of each business day of the New York Stock Exchange (the Exchange). The net asset value per share is determined separately for each class of each fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day on which the Exchange is open for business are priced at the per-share net asset value determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined per-share net asset value.

        Each Fund intends to distribute substantially all of its net investment income and net realized capital gains to shareholders no less frequently than once a year. Normally, dividends from net investment income of the Aggressive Growth Allocation Fund, the Capital Appreciation Fund, the Disciplined Equity Fund, the Focus Fund, the Global Communications Fund, the Global Financial Services Fund, the Global Health Fund, the Global Leaders Fund, the Global Technology Fund, the Growth Allocation Fund, the Growth Fund, the Growth Opportunities Fund, the International Capital Appreciation Fund, the International Opportunities Fund, the International Small Company Fund, the MidCap Fund, the MidCap Value Fund, the Select MidCap Growth Fund, the Small Company Fund, the SmallCap Growth Fund, the Stock Fund, the Value Fund, and the Value Opportunities Fund will be declared and paid annually; dividends from net investment income of the Advisers Fund, the Balanced Allocation Fund, the Conservative Allocation Fund, the Dividend and Growth Fund and the Equity Income Fund will be declared and paid quarterly; dividends from the net investment income of the High Yield Fund, the Income Allocation Fund, the Income Fund, the Inflation Plus Fund, the Short Duration Fund, the Tax-Free California Fund, the Tax-Free Minnesota Fund, the Tax-Free National Fund, the Tax-Free New York Fund, the Total Return Bond Fund and the U. S. Government Securities Fund will be declared and paid monthly and dividends from net investment income of the Money Market Fund will be declared daily and paid monthly. Dividends from the Money Market Fund are not paid on shares until the day following the date on which the shares are issued. Long-term capital gains distributions received from the underlying funds are distributed to shareholders at least annually, when required. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of each Fund.

        Distributions from net investment income, net realized capital gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gains and losses, losses deferred due to wash sales and excise tax regulations. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Funds' capital accounts (see Note 7).

    l) Restricted Securities -- Each Fund is permitted to invest up to 15% of its net assets in illiquid securities, except for the Money Market Fund, which may invest up to 10% in such securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund's net asset value per share. A Fund may not be able to sell illiquid securities or other investments when their sub-advisor considers it desirable to do so or may have to sell such securities or investments at a price that is lower than the price that could be obtained if the securities or investments were more liquid. A sale of illiquid securities or other investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid securities and investments also may be more difficult to value, due to the unavailability of reliable market quotations for such securities or investments, and investments in them may have an adverse impact on net asset value. Each Fund may also purchase certain restricted securities, commonly known as Rule 144A securities, that can be resold to qualifying institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Funds' Board of Directors.

    m) Securities Purchased on a When-Issued Basis -- Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis take place beyond the customary settlement period. During this period, such securities are subject to market

--------------------------------------------------------------------------------

       fluctuations and the Fund identifies securities as segregated in its records with value at least equal to the amount of the commitment. As of April 30, 2005 the Funds entered into outstanding when-issued or forward commitments as follows:

        FUND                                                            COST
        ----                                                          --------
        Advisers Fund...............................................  $ 1,579
        Tax-Free California Fund....................................      463
        Tax-Free Minnesota Fund.....................................      751
        Tax-Free New York Fund......................................      615
        Total Return Bond Fund......................................   63,996

    n) Credit Risk -- Credit risk depends largely on the perceived financial health of bond issuers. In general, lower rated bonds have higher credit risks. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

    o) Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  EXPENSES:

    a) Investment Management and Advisory Agreements -- (HIFSCO), a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), serves as investment manager to each Fund pursuant to an Investment Advisory Agreement dated March 3, 1997, for the Hartford Mutual Funds, Inc. and dated February 19, 2002, for Hartford Mutual Funds II, Inc. As investment manager, HIFSCO has overall investment supervisory responsibility for each Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Funds. HIFSCO has contracted with Wellington for the provision of day to day investment management services to The Advisers Fund, The Capital Appreciation Fund, The Disciplined Equity Fund, The Dividend and Growth Fund, The Equity Income Fund, The Focus Fund, The Global Communications Fund, The Global Financial Services Fund, The Global Health Fund, The Global Leaders Fund, The Global Technology Fund, The Growth Fund, The Growth Opportunities Fund, The International Capital Appreciation Fund, The International Opportunities Fund, The International Small Company Fund, The MidCap Fund, The MidCap Value Fund, The Select MidCap Growth Fund, The Small Company Fund, The SmallCap Growth Fund, The Stock Fund, The Value Fund and The Value Opportunities Fund in accordance with each Fund's investment objective and policies. In addition, HIFSCO has contracted with Hartford Investment, a wholly owned subsidiary of The Hartford, for the provision of day to day investment management services for The High Yield Fund, The Income Allocation Fund, The Income Fund, The Inflation Plus Fund, The Money Market Fund, The Short Duration Fund, The Tax-Free California Fund, The Tax-Free Minnesota Fund, The Tax-Free National Fund, The Tax-Free New York Fund, The Total Return Bond Fund and The U.S. Government Securities Fund. Additionally, HIFSCO will consult with Ibbotson Associates, Inc. (Ibbotson), with respect to making investment decisions for The Aggressive Growth Allocation Fund, The Balanced Allocation Fund, The Conservative Allocation Fund, The Growth Allocation Fund and the Income Allocation Fund. HIFSCO has contracted with Chartwell Investment Partners, L.P., Goldman Sachs Asset Management, L.P. and Northern Capital Management, LLC for the provision of day to day investment management services to The Select MidCap Growth Fund. Each Fund pays a fee to HIFSCO, a portion of which may be used to compensate Wellington, Hartford Investment and Ibbotson.

        The schedule below reflects the rates of compensation paid to HIFSCO for investment advisory services rendered:

                               MONEY MARKET FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             -----------
On first $500 million..............................................       .50%
On next $500 million...............................................       .45%
Over $1 billion....................................................       .40%

                   TAX-FREE NATIONAL FUND AND U.S. GOVERNMENT
                                SECURITIES FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             ----------
On first $50 million...............................................      .80%
Over $50 million...................................................      .70%

                             TOTAL RETURN BOND FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             -----------
On first $500 million..............................................      .65%
On next $500 million...............................................      .55%
Over $1 billion....................................................      .50%

                       GLOBAL LEADERS FUND, INTERNATIONAL
   OPPORTUNITIES FUND, MIDCAP FUND, MIDCAP VALUE FUND AND SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             -----------
On first $500 million..............................................      .85%
On next $500 million...............................................      .75%
Over $1 billion....................................................      .70%

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                            TAX-FREE MINNESOTA FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             -----------
On first $50 million...............................................      .72%
Over $50 million...................................................      .70%

     GROWTH FUND, GROWTH OPPORTUNITIES FUND, SMALLCAP GROWTH FUND AND VALUE
                               OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             -----------
On first $100 million..............................................     1.00%
On next $150 million...............................................      .80%
Over $250 million..................................................      .70%

                    ADVISERS FUND, DIVIDEND AND GROWTH FUND
                              AND HIGH YIELD FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             -----------
On first $500 million..............................................      .75%
On next $500 million...............................................      .65%
Over $1 billion....................................................      .60%

                  INTERNATIONAL CAPITAL APPRECIATION FUND AND
                        INTERNATIONAL SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             -----------
On first $500 million..............................................     1.00%
On next $500 million...............................................      .90%
Over $1 billion....................................................      .85%

 CAPITAL APPRECIATION FUND, DISCIPLINED EQUITY FUND, EQUITY INCOME FUND, STOCK
                              FUND AND VALUE FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             -----------
On first $500 million..............................................      .80%
On next $500 million...............................................      .70%
Over $1 billion....................................................      .65%

 FOCUS FUND, GLOBAL COMMUNICATIONS FUND, GLOBAL FINANCIAL SERVICES FUND, GLOBAL
                     HEALTH FUND AND GLOBAL TECHNOLOGY FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             -----------
On first $500 million..............................................     1.00%
On next $500 million...............................................      .95%
Over $1 billion....................................................      .90%

                      INCOME FUND AND INFLATION PLUS FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             -----------
On first $500 million..............................................      .60%
Over $500 million..................................................      .55%

    SHORT DURATION FUND, TAX-FREE CALIFORNIA FUND AND TAX-FREE NEW YORK FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             -----------
On first $500 million..............................................      .55%
Over $500 million..................................................      .50%

AGGRESSIVE GROWTH ALLOCATION FUND, BALANCED ALLOCATION
FUND, CONSERVATIVE ALLOCATION FUND, GROWTH ALLOCATION FUND AND INCOME ALLOCATION
                                      FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
-------------------------------------------------------------------  -----------
All levels.........................................................       20%

                           SELECT MIDCAP GROWTH FUND

AVERAGE DAILY NET ASSETS                                             ANNUAL FEE
------------------------                                             -----------
On first $500 million..............................................      .90%
On next $500 million...............................................      .85%
Over $1 billion....................................................      .80%

    b)  Distribution and Service Plan for Class A, B, C, H, L, M and N
        Shares -- HIFSCO is the principal underwriter and distributor of the Funds. HIFSCO is engaged in distribution activities, which include marketing, distribution and clearing of shares through broker-dealers, financing distribution costs and maintaining financial books and records. For the six-month period ended April 30, 2005, the following revenues were received by HIFSCO:

                                                                      FRONT-END LOAD   CONTINGENT DEFERRED
                                                                       SALES CHARGE       SALES CHARGE
                                                                      --------------   -------------------
        HIFSCO......................................................     $41,380             $4,716

        The Funds have adopted Distribution and Service Plans in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, to compensate the Distributor (HIFSCO) for activities intended to result in the sale and distribution of Classes A, B, C, H, L, M and N shares and for providing services for shareholders. The Rule 12b-1 plan applicable to Class A shares of the Funds provides for payment of a Rule 12b-1 fee of up to 0.35%, however, the Board of Funds has currently authorized 12b-1 payments of only up to 0.25%. Up to 0.25% of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. Effective November 1, 2004, the Class A Rule 12b-1 fee for each Fund will be voluntarily capped at 0.25%. The cap may be removed at any time. Some or the entire Rule 12b-1 fee for Class B shares may be remitted to broker-dealers for distribution and/or shareholder account services. Under the Class B Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class B shares that are outstanding for 8 years or less, 0.25% of which is a fee for service

--------------------------------------------------------------------------------

       provided to existing shareholders with the remainder used for distribution expenses. After eight years, Class B shares convert to Class A shares. Upon conversion to Class A shares, the Class A plan described above will apply to those shares. Under the Class C Plan, the Fund pays the Distributor 1.00% of the average daily net assets of Class C shares outstanding, 0.25% of which is intended as a fee for services provided to existing shareholders with the remainder used for distribution expenses. For Class C shares, some or the entire fee may be remitted to broker-dealers for distribution and/or shareholder account services. Class L has a distribution fee of 0.25% for each Fund. Classes H, M and N have a distribution fee of 1.00% of average daily net assets on an annual basis, to be used to compensate those who sell shares of the fund and pay certain other expenses of selling fund shares.

        For the six-month period ended April 30, 2005, total sales commissions paid to affiliated brokers/dealers of The Hartford for distributing the Funds' shares were $2,601. These commissions are in turn paid to sales representatives of the broker/dealers.

    c) Operating Expenses -- Allocable expenses incurred by the Funds are allocated to each Fund in proportion to the average daily net assets of each Fund, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund. The Hartford has voluntarily agreed to limit the total operating expenses of the Class A, B, C, H, L, M, N and Y shares of some of the Funds, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses as follows:

        FUND                                        CLASS A   CLASS B   CLASS C   CLASS H   CLASS L   CLASS M   CLASS N   CLASS Y
        ----                                        -------   -------   -------   -------   -------   -------   -------   -------
        Advisers Fund.............................   1.26%       NA        NA        NA        NA        NA        NA        NA
        Aggressive Allocation Fund*...............   1.65%     2.30%     2.30%       NA        NA        NA        NA        NA
        Balanced Allocation Fund*.................   1.45%     2.15%     2.15%       NA        NA        NA        NA        NA
        Capital Appreciation Fund.................   1.29%       NA        NA        NA        NA        NA        NA        NA
        Conservative Allocation Fund*.............   1.40%     2.05%     2.05%       NA        NA        NA        NA        NA
        Disciplined Equity Fund...................   1.40%     2.15%     2.15%       NA        NA        NA        NA      1.00%
        Dividend and Growth Fund..................   1.25%       NA        NA        NA        NA        NA        NA        NA
        Equity Income Fund........................   0.51%       NA        NA        NA        NA        NA        NA        NA
        Focus Fund................................   1.60%     2.35%     2.35%       NA        NA        NA        NA      1.20%
        Global Communications Fund................   1.60%     2.35%     2.35%       NA        NA        NA        NA      1.20%
        Global Financial Services Fund............   1.60%     2.35%     2.35%       NA        NA        NA        NA      1.20%
        Global Health Fund........................   1.60%     2.35%     2.35%       NA        NA        NA        NA      1.20%
        Global Leaders Fund.......................   1.48%     2.35%     2.35%       NA        NA        NA        NA      1.20%
        Global Technology Fund....................   1.60%     2.35%     2.35%       NA        NA        NA        NA      1.20%
        Growth Allocation Fund*...................   1.55%     2.20%     2.20%       NA        NA        NA        NA        NA
        Growth Fund...............................   1.33%     2.15%     2.15%     2.15%     1.45%     2.15%     2.15%     1.00%
        Growth Opportunities Fund.................   1.36%     2.15%     2.15%     2.15%     1.45%     2.15%     2.15%     1.00%
        High Yield Fund...........................   1.35%     2.10%     2.10%       NA        NA        NA        NA      0.95%
        Income Allocation Fund*...................   1.25%     1.95%     1.95%       NA        NA        NA        NA        NA
        Income Fund...............................   0.95%     1.70%     1.70%       NA        NA        NA        NA      0.70%
        Inflation Plus Fund.......................   0.95%     1.70%     1.70%       NA        NA        NA        NA      0.70%
        International Capital Appreciation Fund...   1.60%     2.35%     2.35%       NA        NA        NA        NA      1.20%
        International Opportunities Fund..........   1.57%     2.35%     2.35%       NA        NA        NA        NA      1.20%
        International Small Company Fund..........   1.60%     2.35%     2.35%       NA        NA        NA        NA      1.20%
        MidCap Fund...............................   1.37%       NA        NA        NA        NA        NA        NA        NA
        MidCap Value Fund.........................   1.40%     2.15%     2.15%       NA        NA        NA        NA      1.00%
        Money Market Fund.........................   0.95%     1.70%     1.70%       NA        NA        NA        NA      0.55%
        Select MidCap Growth......................   1.50%     2.25%     2.25%       NA        NA        NA        NA      1.10%
        Short Duration Fund.......................   0.90%     1.65%     1.65%       NA        NA        NA        NA      0.65%
        SmallCap Growth Fund......................   1.40%     2.15%     2.15%     2.15%     1.25%     2.15%     2.15%     1.10%
        Small Company Fund........................   1.40%     2.15%     2.15%       NA        NA        NA        NA      1.00%
        Stock Fund................................   1.33%       NA        NA        NA        NA        NA        NA        NA
        Tax-Free California Fund..................   0.90%     1.65%     1.65%       NA        NA        NA        NA        NA
        Tax-Free Minnesota Fund...................   0.85%     1.60%     1.60%     1.60%     0.90%     1.60%     1.60%       NA
        Tax-Free National Fund....................   1.00%     1.75%     1.75%     1.75%     1.05%     1.75%     1.75%       NA
        Tax-Free New York Fund....................   0.85%     1.60%     1.60%       NA        NA        NA        NA        NA
        Total Return Bond Fund....................   1.20%     1.95%     1.95%       NA        NA        NA        NA      0.80%
        U.S. Government Securities Fund...........   1.15%     1.90%     1.90%     1.90%     1.20%     1.90%     1.90%       NA
        Value Fund................................   1.40%     2.15%     2.15%       NA        NA        NA        NA      1.00%
        Value Opportunities Fund..................   1.40%     2.15%     2.15%     2.15%     1.45%     2.15%     2.15%     1.25%

         * Voluntary limitations for total operating expenses for the Aggressive Growth Allocation Fund, the Balanced Allocation Fund, the Conservative Allocation Fund, the Growth Allocation Fund and the Income Allocation Fund include expenses incurred as the result of investing in other investment companies.

        The Hartford voluntarily agreed to waive management fees for the Equity Income Fund until October 31, 2005.

        The Hartford may terminate such voluntary and temporary fee waivers and expense limitation arrangements at any time.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        Amounts incurred which exceed the above limits, are deducted from expenses and are reported as expense reimbursements or waivers on the accompanying Statements of Operations.

        Due to a change in the transfer agent fees allocation methodology for transfer agent fees, HIFSCO has reimbursed the following Funds for transfer agent expenses; Advisers Fund, Disciplined Equity Fund, Dividend and Growth Fund, High Yield Fund and Total Return Bond Fund. The amounts reimbursed were: $4,979, $4, $1,110, $34, $82 and $243, respectively, which represents .2%, .001%, .05%, .03%, .02% and .04% of average total net assets of each respective Fund. For the year ended October 31, 2004. These amounts are included on the Payment from Affiliate line of the Statement of Changes in Net Assets.

    d) Expense Offset -- The Funds have entered into an agreement with State Street Global Advisors to partially recapture non-discounted trade commissions. Such rebates are used solely to reduce the Funds' operating expenses. The Funds' custodian bank has agreed to reduce its fees when the Funds maintain cash on deposit in the non-interest-bearing custody account. For the six-month period ended April 30, 2005, commission recapture and custodian fee offset arrangements are as follows:

                                                                       COMMISSION RECAPTURE    CUSTODIAN FEE OFFSET
                                                                       ---------------------   --------------------
         Advisers Fund...............................................          $ 104                    $1
         Aggressive Growth Allocation Fund...........................             --                    @@
         Balanced Allocation Fund....................................             --                    @@
         Capital Appreciation Fund...................................          2,087                     1
         Conservative Allocation Fund................................             --                    @@
         Disciplined Equity Fund.....................................             32                    @@
         Dividend and Growth Fund....................................            150                    @@
         Equity Income Fund..........................................              8                    @@
         Focus Fund..................................................             14                    @@
         Global Communications Fund..................................             @@                    @@
         Global Financial Services Fund..............................              5                    @@
         Global Health Fund..........................................             24                    @@
         Global Leaders Fund.........................................            552                     1
         Global Technology Fund......................................             18                    @@
         Growth Allocation Fund......................................             --                    @@
         Growth Fund.................................................             95                    @@
         Growth Opportunities Fund...................................            323                     7
         High Yield Fund.............................................             --                     5
         Income Allocation Fund......................................             --                    @@
         Income Fund.................................................             --                     1
         Inflation Plus Fund.........................................             --                     2
         International Capital Appreciation Fund.....................             83                    @@
         International Opportunities Fund............................             59                    @@
         International Small Company Fund............................             35                    @@
         MidCap Fund.................................................            405                     1
         MidCap Value Fund...........................................             50                    @@
         Money Market Fund...........................................             --                     1
         Select MidCap Growth Fund...................................             --                    @@
         Short Duration Fund.........................................             --                     1
         Small Company Fund..........................................             79                    @@
         SmallCap Growth Fund........................................             11                     1
         Stock Fund..................................................            129                    @@
         Tax-Free California Fund....................................             --                     1
         Tax-Free Minnesota Fund.....................................             --                     1
         Tax-Free National Fund......................................             --                    @@
         Tax-Free New York Fund......................................             --                     1
         Total Return Bond Fund......................................             --                     5
         U.S. Government Securities Fund.............................             --                     1
         Value Fund..................................................              6                    @@
         Value Opportunities Fund....................................              7                    @@

    e) Accounting Services Agreement -- Pursuant to the Fund Accounting Agreement between Hartford Life Insurance Co. (HLIC) and the Funds, HLIC provides accounting services to the Funds and receives monthly compensation at the annual rate of 0.02% of each Fund's Class A, B, C and Y average daily net assets, except for the Aggressive Allocation Fund, the Balanced Allocation Fund, the Conservative Allocation Fund, the Growth Allocation Fund and the Income Allocation Fund which pay a fee of 0.01% of each Fund's Class A, B and C average daily net assets.

    f) Other Related Party Transactions -- For the six-month period ended April 30, 2005, Hartford Fire was reimbursed $57 for legal expenses on behalf of the Funds. Certain officers of the Funds are directors and/or officers of HIFSCO, Hartford Investment and/or The Hartford or its subsidiaries. No officer of the Funds receives any compensation directly from the Funds. Hartford Administrative Services Company

--------------------------------------------------------------------------------

(HASCO), a wholly owned subsidiary of The Hartford, provides transfer agent services to the Funds. HASCO was compensated $29,107 for providing such services.

4.  AFFILIATE HOLDINGS:

    As of April 30, 2005, affiliates of The Hartford had ownership of shares in the Funds as follows:

                                     FUND                              CLASS A   CLASS B   CLASS C   CLASS Y
                                     ----                              -------   -------   -------   -------
         Global Communications Fund..................................    706        --        --       --
         Global Financial Services Fund..............................    570        --        --       --
         Income Fund.................................................    471        --        --        1
         Select MidCap Growth Fund...................................    540        20        20       20
         Tax-Free California Fund....................................    774        --        --       NA
         Tax-Free Minnesota Fund.....................................     --        --        --       @@
         Tax-Free National Fund......................................     --        --        --       @@
         Tax-Free New York Fund......................................    883       108       108       NA
         U.S. Government Securities Fund.............................     --        --        --       @@

    @@ Due to the presentation of the financial statements in thousands, the number of shares held round to zero.
       NA Not applicable

5.  INVESTMENT TRANSACTIONS:

    For the six-month period ended April 30, 2005, the cost of purchases and proceeds from sales of securities for the Money Market Fund were $1,062,510 and $1,092,096, respectively. The cost of purchases and proceeds from sales of securities (excluding short-term investments) for the other portfolios were as follows:

                                                              COST OF
                                                             PURCHASES      SALES PROCEEDS        COST OF             SALES
                                                            (EXCLUDING        (EXCLUDING       PURCHASES FOR       PROCEEDS FOR
                                                          U.S. GOVERNMENT   U.S. GOVERNMENT   (U.S. GOVERNMENT   (U.S. GOVERNMENT
                              FUND                         OBLIGATIONS)      OBLIGATIONS)       OBLIGATIONS)       OBLIGATIONS)
                              ----                        ---------------   ---------------   ----------------   ----------------
         Advisers Fund..................................    $  224,083        $  472,330          $165,143           $224,273
         Aggressive Growth Allocation Fund..............        45,518               530                --                 --
         Balanced Allocation Fund.......................       179,459             3,450                --                 --
         Capital Appreciation Fund......................     4,636,825         3,879,776                --                 --
         Conservative Allocation Fund...................        45,587             2,481                --                 --
         Disciplined Equity Fund........................       111,831           110,892                --                 --
         Dividend and Growth Fund.......................       432,758           304,982                --                 --
         Equity Income Fund.............................       124,950            26,407                --                 --
         Focus Fund.....................................        51,912            72,103                --                 --
         Global Communications Fund.....................         4,861             3,063                --                 --
         Global Financial Services Fund.................         4,524             4,382                --                 --
         Global Health Fund.............................        81,941            86,130                --                 --
         Global Leaders Fund............................     1,109,393         1,124,663                --                 --
         Global Technology Fund.........................        42,718            51,509                --                 --
         Growth Allocation Fund.........................       161,727                82                --                 --
         Growth Fund....................................       577,374           372,372                --                 --
         Growth Opportunities Fund......................       766,883           697,254                --                 --
         High Yield Fund................................       196,418           227,403                --                 --
         Income Allocation Fund.........................        13,049             3,573                --                 --
         Income Fund....................................        15,754            11,959            43,743             38,333
         Inflation Plus Fund............................        50,185            42,936           331,234            189,166
         International Capital Appreciation Fund........       258,234           155,946                --                 --
         International Opportunities Fund...............        86,718            89,037                --                 --
         International Small Company Fund...............        69,741            52,963                --                 --
         MidCap Fund....................................     1,172,330         1,411,430                --                 --
         MidCap Value Fund..............................       135,074           131,242                --                 --
         Select MidCap Growth Fund......................        15,506             3,237                --                 --
         Short Duration Fund............................        53,627            28,383            55,376             54,845
         Small Company Fund.............................       164,397           170,661                --                 --
         SmallCap Growth Fund...........................       130,895           111,172                --                 --
         Stock Fund.....................................       180,755           419,344                --                 --
         Tax-Free California Fund.......................         5,894             3,384                --                 --

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              COST OF
                                                             PURCHASES      SALES PROCEEDS        COST OF             SALES
                                                            (EXCLUDING        (EXCLUDING       PURCHASES FOR       PROCEEDS FOR
                                                          U.S. GOVERNMENT   U.S. GOVERNMENT   (U.S. GOVERNMENT   (U.S. GOVERNMENT
                              FUND                         OBLIGATIONS)      OBLIGATIONS)       OBLIGATIONS)       OBLIGATIONS)
                              ----                        ---------------   ---------------   ----------------   ----------------
         Tax-Free Minnesota Fund........................         3,954             2,431                --                 --
         Tax-Free National Fund.........................        17,961            13,314                --                 --
         Tax-Free New York Fund.........................         3,997             2,288                --                 --
         Total Return Bond Fund.........................       380,154           384,262           244,404            208,154
         U.S. Government Securities Fund................         8,087                --           156,640            171,005
         Value Fund.....................................        33,337            11,142                --                 --
         Value Opportunities Fund.......................        99,860            36,528                --                 --

6.  CAPITAL SHARE TRANSACTIONS:

    The following information is for the six-month period ended April 30, 2005 (Unaudited) and period ended October 31, 2004:

                                                                                  SHARES ISSUED FOR
                                                           SHARES SOLD           REINVESTED DIVIDENDS       SHARES REDEEMED
                                                     ------------------------    --------------------    ----------------------
                                                        2005          2004         2005        2004        2005         2004
                                                     ----------    ----------    --------    --------    ---------    ---------
         ADVISERS FUND:
         Class A Shares............................       3,484        20,004      1,186       1,278       (15,013)     (19,236)
                Amount.............................  $   52,018    $  292,883    $17,768     $18,724     $(224,305)   $(282,489)
         Class B Shares............................         720         3,173        282         188        (5,624)      (7,436)
                Amount.............................  $   10,647    $   46,199    $ 4,205     $ 2,706     $ (83,179)   $(108,019)
         Class C Shares............................         351         2,841        177         143        (5,469)      (8,299)
                Amount.............................  $    5,242    $   41,859    $ 2,665     $ 2,099     $ (81,650)   $(121,827)
         Class Y Shares............................          86           327         14          14           (41)         (24)
                Amount.............................  $    1,298    $    4,863    $   204     $   205     $    (613)   $    (360)
         AGGRESSIVE GROWTH ALLOCATION FUND:
         Class A Shares............................       2,262         1,274          3          --          (238)         (78)
                Amount.............................  $   24,790    $   12,730    $    34     $    --     $  (2,605)   $    (768)
         Class B Shares............................         924           446         --          --           (43)          (8)
                Amount.............................  $   10,094    $    4,429    $     1     $    --     $    (468)   $     (79)
         Class C Shares............................       1,256           544         --          --           (41)         (20)
                Amount.............................  $   13,712    $    5,433    $     2     $    --     $    (460)   $    (201)
         BALANCED ALLOCATION FUND:
         Class A Shares............................      10,438         6,617         62           7          (546)         (91)
                Amount.............................  $  110,873    $   66,507    $   663     $    67     $  (5,808)   $    (919)
         Class B Shares............................       3,101         1,863          6          @@          (163)         (30)
                Amount.............................  $   32,854    $   18,687    $    68     $     2     $  (1,735)   $    (297)
         Class C Shares............................       4,354         2,970          9          @@          (682)         (11)
                Amount.............................  $   46,105    $   29,758    $    96     $     3     $  (7,267)   $    (108)
         CAPITAL APPRECIATION FUND:
         Class A Shares............................      28,715        61,773         --          --       (10,342)     (14,265)
                Amount.............................  $  950,719    $1,817,501    $    --     $    --     $(343,494)   $(420,206)
         Class B Shares............................       3,940         9,317         --          --        (2,936)      (5,272)
                Amount.............................  $  121,836    $  257,989    $    --     $    --     $ (90,863)   $(145,779)
         Class C Shares............................       7,858        14,150         --          --        (3,667)      (6,677)
                Amount.............................  $  244,333    $  392,093    $    --     $    --     $(113,989)   $(184,938)
         Class Y Shares............................       1,945         1,987         --          --          (201)        (129)
                Amount.............................  $   67,788    $   61,273    $    --     $    --     $  (7,190)   $  (3,995)
         CONSERVATIVE ALLOCATION FUND:
         Class A Shares............................       2,618         3,314         30           3          (308)         (14)
                Amount.............................  $   27,394    $   33,400    $   315     $    32     $  (3,229)   $    (139)
         Class B Shares............................         577           495          4          @@           (57)          (8)
                Amount.............................  $    6,018    $    4,983    $    45     $     3     $    (595)   $     (85)
         Class C Shares............................       1,768         1,065          9           1          (539)         (13)
                Amount.............................  $   18,493    $   10,700    $    94     $     6     $  (5,615)   $    (131)

                                                     NET INCREASE (DECREASE)
                                                            OF SHARES
                                                     ------------------------
                                                        2005          2004
                                                     ----------    ----------
         ADVISERS FUND:
         Class A Shares............................     (10,343)        2,046
                Amount.............................  $ (154,519)   $   29,118
         Class B Shares............................      (4,622)       (4,075)
                Amount.............................  $  (68,327)   $  (59,114)
         Class C Shares............................      (4,941)       (5,315)
                Amount.............................  $  (73,743)   $  (77,869)
         Class Y Shares............................          59           317
                Amount.............................  $      889    $    4,708
         AGGRESSIVE GROWTH ALLOCATION FUND:
         Class A Shares............................       2,027         1,196
                Amount.............................  $   22,219    $   11,962
         Class B Shares............................         881           438
                Amount.............................  $    9,627    $    4,350
         Class C Shares............................       1,215           524
                Amount.............................  $   13,254    $    5,232
         BALANCED ALLOCATION FUND:
         Class A Shares............................       9,954         6,533
                Amount.............................  $  105,728    $   65,655
         Class B Shares............................       2,944         1,833
                Amount.............................  $   31,187    $   18,392
         Class C Shares............................       3,681         2,959
                Amount.............................  $   38,934    $   29,653
         CAPITAL APPRECIATION FUND:
         Class A Shares............................      18,373        47,508
                Amount.............................  $  607,225    $1,397,295
         Class B Shares............................       1,004         4,045
                Amount.............................  $   30,973    $  112,210
         Class C Shares............................       4,191         7,473
                Amount.............................  $  130,344    $  207,155
         Class Y Shares............................       1,744         1,858
                Amount.............................  $   60,598    $   57,278
         CONSERVATIVE ALLOCATION FUND:
         Class A Shares............................       2,340         3,303
                Amount.............................  $   24,480    $   33,293
         Class B Shares............................         524           487
                Amount.............................  $    5,468    $    4,901
         Class C Shares............................       1,238         1,053
                Amount.............................  $   12,972    $   10,575

--------------------------------------------------------------------------------

                                                                                  SHARES ISSUED FOR
                                                           SHARES SOLD           REINVESTED DIVIDENDS       SHARES REDEEMED
                                                     ------------------------    --------------------    ----------------------
                                                        2005          2004         2005        2004        2005         2004
                                                     ----------    ----------    --------    --------    ---------    ---------
         DISCIPLINED EQUITY FUND:
         Class A Shares............................         765         3,357        153          14        (2,880)      (4,978)
                Amount.............................  $    8,612    $   35,514    $ 1,755     $   149     $ (32,516)   $ (52,961)
         Class B Shares............................         132           432          2          --          (558)      (1,001)
                Amount.............................  $    1,428    $    4,431    $    23     $    --     $  (6,026)   $ (10,232)
         Class C Shares............................          89           337          4          --          (708)      (1,083)
                Amount.............................  $      968    $    3,454    $    39     $    --     $  (7,685)   $ (11,091)
         Class Y Shares............................       2,323         1,728         29          @@            (6)          (6)
                Amount.............................  $   26,907    $   18,721    $   346     $     3     $     (75)   $     (70)
         DIVIDEND AND GROWTH FUND:
         Class A Shares............................      10,440        32,461      1,823         795        (5,991)     (11,304)
                Amount.............................  $  194,271    $  551,797    $33,565     $13,732     $(111,373)   $(194,553)
         Class B Shares............................       1,863         3,907        243          19        (1,363)      (2,102)
                Amount.............................  $   34,201    $   66,363    $ 4,390     $   335     $ (25,019)   $ (35,752)
         Class C Shares............................       1,361         4,149        215          33        (1,637)      (2,999)
                Amount.............................  $   24,982    $   70,299    $ 3,890     $   559     $ (29,977)   $ (50,934)
         Class Y Shares............................       1,631         1,986         79          42          (104)        (797)
                Amount.............................  $   30,672    $   34,545    $ 1,475     $   724     $  (1,964)   $ (13,917)
         EQUITY INCOME FUND:
         Class A Shares............................       8,052        17,305        281         227        (1,208)      (1,317)
                Amount.............................  $   95,800    $  189,949    $ 3,330     $ 2,502     $ (14,352)   $ (14,509)
         Class B Shares............................         799         1,484         16          11          (107)         (91)
                Amount.............................  $    9,494    $   16,339    $   187     $   123     $  (1,274)   $  (1,005)
         Class C Shares............................         611         3,357         34          29          (297)        (214)
                Amount.............................  $    7,269    $   36,979    $   404     $   318     $  (3,521)   $  (2,351)
         Class Y Shares............................          46            23          1          @@           (15)          @@
                Amount.............................  $      562    $      249    $     7     $     4     $    (173)   $      @@
         FOCUS FUND:
         Class A Shares............................         179         1,439          3          --        (1,613)      (1,915)
                Amount.............................  $    1,707    $   13,552    $    29     $    --     $ (15,421)   $ (17,884)
         Class B Shares............................          38           189         --          --          (352)        (497)
                Amount.............................  $      354    $    1,743    $    --     $    --     $  (3,277)   $  (4,566)
         Class C Shares............................          53           429         --          --          (674)        (842)
                Amount.............................  $      488    $    3,941    $    --     $    --     $  (6,284)   $  (7,684)
         Class Y Shares............................           9            48         @@          --           (49)         (40)
                Amount.............................  $       84    $      463    $     3     $    --     $    (468)   $    (373)
         GLOBAL COMMUNICATIONS FUND:
         Class A Shares............................         439           606         14          --          (248)        (352)
                Amount.............................  $    2,719    $    3,173    $    89     $    --     $  (1,537)   $  (1,854)
         Class B Shares............................         107           113          1          --           (58)        (175)
                Amount.............................  $      651    $      583    $     5     $    --     $    (351)   $    (837)
         Class C Shares............................          98           118          1          --           (31)        (158)
                Amount.............................  $      600    $      612    $     4     $    --     $    (188)   $    (752)
         Class Y Shares............................           4            31         @@          --            (4)        (154)
                Amount.............................  $       24    $      167    $     2     $    --     $     (24)   $    (740)
         GLOBAL FINANCIAL SERVICES FUND:
         Class A Shares............................          98           232         14          11          (101)        (310)
                Amount.............................  $    1,068    $    2,389    $   156     $   110     $  (1,096)   $  (3,179)
         Class B Shares............................          13            48          1           1           (14)        (137)
                Amount.............................  $      140    $      489    $    16     $     7     $    (151)   $  (1,318)
         Class C Shares............................          45            61          1          @@           (40)        (157)
                Amount.............................  $      494    $      615    $    12     $     6     $    (425)   $  (1,508)
         Class Y Shares............................           4             3          1           1            (2)        (104)
                Amount.............................  $       44    $       32    $    10     $     7     $     (18)   $  (1,007)

                                                     NET INCREASE (DECREASE)
                                                            OF SHARES
                                                     ------------------------
                                                        2005          2004
                                                     ----------    ----------
         DISCIPLINED EQUITY FUND:
         Class A Shares............................      (1,962)       (1,607)
                Amount.............................  $  (22,149)   $  (17,298)
         Class B Shares............................        (424)         (569)
                Amount.............................  $   (4,575)   $   (5,801)
         Class C Shares............................        (615)         (746)
                Amount.............................  $   (6,678)   $   (7,637)
         Class Y Shares............................       2,346         1,722
                Amount.............................  $   27,178    $   18,654
         DIVIDEND AND GROWTH FUND:
         Class A Shares............................       6,272        21,952
                Amount.............................  $  116,463    $  370,976
         Class B Shares............................         743         1,824
                Amount.............................  $   13,572    $   30,946
         Class C Shares............................         (61)        1,183
                Amount.............................  $   (1,105)   $   19,924
         Class Y Shares............................       1,606         1,231
                Amount.............................  $   30,183    $   21,352
         EQUITY INCOME FUND:
         Class A Shares............................       7,125        16,215
                Amount.............................  $   84,778    $  177,942
         Class B Shares............................         708         1,404
                Amount.............................  $    8,407    $   15,457
         Class C Shares............................         348         3,172
                Amount.............................  $    4,152    $   34,946
         Class Y Shares............................          32            23
                Amount.............................  $      396    $      253
         FOCUS FUND:
         Class A Shares............................      (1,431)         (476)
                Amount.............................  $  (13,685)   $   (4,332)
         Class B Shares............................        (314)         (308)
                Amount.............................  $   (2,923)   $   (2,823)
         Class C Shares............................        (621)         (413)
                Amount.............................  $   (5,796)   $   (3,743)
         Class Y Shares............................         (40)            8
                Amount.............................  $     (381)   $       90
         GLOBAL COMMUNICATIONS FUND:
         Class A Shares............................         205           254
                Amount.............................  $    1,271    $    1,319
         Class B Shares............................          50           (62)
                Amount.............................  $      305    $     (254)
         Class C Shares............................          68           (40)
                Amount.............................  $      416    $     (140)
         Class Y Shares............................          @@          (123)
                Amount.............................  $        2    $     (573)
         GLOBAL FINANCIAL SERVICES FUND:
         Class A Shares............................          11           (67)
                Amount.............................  $      128    $     (680)
         Class B Shares............................          @@           (88)
                Amount.............................  $        5    $     (822)
         Class C Shares............................           6           (96)
                Amount.............................  $       81    $     (887)
         Class Y Shares............................           3          (100)
                Amount.............................  $       36    $     (968)

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                  SHARES ISSUED FOR
                                                           SHARES SOLD           REINVESTED DIVIDENDS       SHARES REDEEMED
                                                     ------------------------    --------------------    ----------------------
                                                        2005          2004         2005        2004        2005         2004
                                                     ----------    ----------    --------    --------    ---------    ---------
         GLOBAL HEALTH FUND:
         Class A Shares............................       1,413         4,099        567          43        (1,498)      (1,943)
                Amount.............................  $   21,367    $   61,055    $ 8,478     $   579     $ (22,553)   $ (28,878)
         Class B Shares............................         237           873        225          19          (404)        (536)
                Amount.............................  $    3,452    $   12,705    $ 3,252     $   252     $  (5,883)   $  (7,775)
         Class C Shares............................         443         1,130        210          17          (524)        (756)
                Amount.............................  $    6,447    $   16,402    $ 3,033     $   230     $  (7,642)   $ (10,920)
         Class Y Shares............................       9,876            20          4          @@           (14)         (14)
                Amount.............................  $  152,872    $      300    $    64     $     5     $    (228)   $    (205)
         GLOBAL LEADERS FUND:
         Class A Shares............................       2,601         8,714         --          --        (2,798)     (13,745)
                Amount.............................  $   44,128    $  134,534    $    --     $    --     $ (47,141)   $(214,196)
         Class B Shares............................         415           856         --          --          (625)      (1,008)
                Amount.............................  $    6,722    $   12,890    $    --     $    --     $ (10,020)   $ (15,171)
         Class C Shares............................         344           963         --          --          (745)      (1,244)
                Amount.............................  $    5,602    $   14,553    $    --     $    --     $ (12,007)   $ (18,640)
         Class Y Shares............................         798         2,238         --          --           (61)        (119)
                Amount.............................  $   13,820    $   35,831    $    --     $    --     $  (1,093)   $  (1,968)
         GLOBAL TECHNOLOGY FUND:
         Class A Shares............................         444         3,193         --          --        (1,408)      (3,006)
                Amount.............................  $    2,016    $   15,225    $    --     $    --     $  (6,399)   $ (14,082)
         Class B Shares............................         124           626         --          --          (373)        (660)
                Amount.............................  $      544    $    2,862    $    --     $    --     $  (1,630)   $  (2,947)
         Class C Shares............................          92           794         --          --          (800)      (1,166)
                Amount.............................  $      406    $    3,684    $    --     $    --     $  (3,550)   $  (5,137)
         Class Y Shares............................          32           246         --          --          (123)        (169)
                Amount.............................  $      150    $    1,197    $    --     $    --     $    (580)   $    (776)
         GROWTH ALLOCATION FUND:
         Class A Shares............................       8,686         4,214         19          --          (355)         (37)
                Amount.............................  $   93,838    $   42,297    $   215     $    --     $  (3,844)   $    (376)
         Class B Shares............................       2,832         1,381          3          --          (125)          (9)
                Amount.............................  $   30,497    $   13,837    $    32     $    --     $  (1,337)   $     (92)
         Class C Shares............................       4,174         2,071          4          --          (141)         (18)
                Amount.............................  $   44,997    $   20,769    $    44     $    --     $  (1,524)   $    (174)
         GROWTH FUND:
         Class A Shares............................      13,604        21,155         --          --        (3,012)      (2,175)
                Amount.............................  $  225,856    $  338,377    $    --     $    --     $ (49,848)   $ (34,755)
         Class B Shares............................         785         1,608         --          --          (218)        (219)
                Amount.............................  $   11,717    $   23,159    $    --     $    --     $  (3,260)   $  (3,051)
         Class C Shares............................       1,691         2,743         --          --          (343)        (331)
                Amount.............................  $   25,273    $   39,544    $    --     $    --     $  (5,080)   $  (4,703)
         Class H Shares............................          42            97         --          --          (234)        (451)
                Amount.............................  $      633    $    1,409    $    --     $    --     $  (3,516)   $  (6,542)
         Class L Shares............................         333           720         --          --        (1,430)      (2,456)
                Amount.............................  $    5,565    $   11,614    $    --     $    --     $ (24,076)   $ (39,495)
         Class M Shares............................          55           122         --          --          (199)        (359)
                Amount.............................  $      828    $    1,761    $    --     $    --     $  (2,985)   $  (5,186)
         Class N Shares............................          11            23         --          --           (15)         (52)
                Amount.............................  $      161    $      330    $    --     $    --     $    (228)   $    (742)
         Class Y Shares............................       1,482           728         --          --            (3)          (1)
                Amount.............................  $   25,003    $   11,615    $    --     $    --     $     (56)   $     (20)

                                                     NET INCREASE (DECREASE)
                                                            OF SHARES
                                                     ------------------------
                                                        2005          2004
                                                     ----------    ----------
         GLOBAL HEALTH FUND:
         Class A Shares............................         482         2,199
                Amount.............................  $    7,292    $   32,756
         Class B Shares............................          58           356
                Amount.............................  $      821    $    5,182
         Class C Shares............................         129           391
                Amount.............................  $    1,838    $    5,712
         Class Y Shares............................       9,866             6
                Amount.............................  $  152,708    $      100
         GLOBAL LEADERS FUND:
         Class A Shares............................        (197)       (5,031)
                Amount.............................  $   (3,013)   $  (79,662)
         Class B Shares............................        (210)         (152)
                Amount.............................  $   (3,298)   $   (2,281)
         Class C Shares............................        (401)         (281)
                Amount.............................  $   (6,405)   $   (4,087)
         Class Y Shares............................         737         2,119
                Amount.............................  $   12,727    $   33,863
         GLOBAL TECHNOLOGY FUND:
         Class A Shares............................        (964)          187
                Amount.............................  $   (4,383)   $    1,143
         Class B Shares............................        (249)          (34)
                Amount.............................  $   (1,086)   $      (85)
         Class C Shares............................        (708)         (372)
                Amount.............................  $   (3,144)   $   (1,453)
         Class Y Shares............................         (91)           77
                Amount.............................  $     (430)   $      421
         GROWTH ALLOCATION FUND:
         Class A Shares............................       8,350         4,177
                Amount.............................  $   90,209    $   41,921
         Class B Shares............................       2,710         1,372
                Amount.............................  $   29,192    $   13,745
         Class C Shares............................       4,037         2,053
                Amount.............................  $   43,517    $   20,595
         GROWTH FUND:
         Class A Shares............................      10,592        18,980
                Amount.............................  $  176,008    $  303,622
         Class B Shares............................         567         1,389
                Amount.............................  $    8,457    $   20,108
         Class C Shares............................       1,348         2,412
                Amount.............................  $   20,193    $   34,841
         Class H Shares............................        (192)         (354)
                Amount.............................  $   (2,883)   $   (5,133)
         Class L Shares............................      (1,097)       (1,736)
                Amount.............................  $  (18,511)   $  (27,881)
         Class M Shares............................        (144)         (237)
                Amount.............................  $   (2,157)   $   (3,425)
         Class N Shares............................          (4)          (29)
                Amount.............................  $      (67)   $     (412)
         Class Y Shares............................       1,479           727
                Amount.............................  $   24,947    $   11,595

--------------------------------------------------------------------------------

                                                                                  SHARES ISSUED FOR
                                                           SHARES SOLD           REINVESTED DIVIDENDS       SHARES REDEEMED
                                                     ------------------------    --------------------    ----------------------
                                                        2005          2004         2005        2004        2005         2004
                                                     ----------    ----------    --------    --------    ---------    ---------
         GROWTH OPPORTUNITIES FUND:
         Class A Shares............................       3,009         1,836         --          --          (291)        (317)
                Amount.............................  $   74,732    $   41,525    $    --     $    --     $  (7,145)   $  (7,148)
         Class B Shares............................         205           390         --          --           (48)         (71)
                Amount.............................  $    4,487    $    7,860    $    --     $    --     $  (1,039)   $  (1,431)
         Class C Shares............................         175           432         --          --           (69)        (136)
                Amount.............................  $    3,813    $    8,695    $    --     $    --     $  (1,501)   $  (2,722)
         Class H Shares............................          66           149         --          --          (256)        (646)
                Amount.............................  $    1,449    $    3,027    $    --     $    --     $  (5,632)   $ (13,128)
         Class L Shares............................         384           905         --          --        (1,408)      (3,294)
                Amount.............................  $    9,520    $   20,802    $    --     $    --     $ (35,120)   $ (75,949)
         Class M Shares............................          44            95         --          --          (127)        (306)
                Amount.............................  $      981    $    1,932    $    --     $    --     $  (2,789)   $  (6,182)
         Class N Shares............................           8            19         --          --           (15)         (34)
                Amount.............................  $      172    $      401    $    --     $    --     $    (323)   $    (693)
         Class Y Shares............................         318           201         --          --            (1)          @@
                Amount.............................  $    7,892    $    4,591    $    --     $    --     $     (36)   $      (2)
         Class Z Shares............................          11            29         --          --          (165)        (148)
                Amount.............................  $      302    $      700    $    --     $    --     $  (4,304)   $  (3,494)
         HIGH YIELD FUND:
         Class A Shares............................       4,736        15,138        727       1,445        (9,039)     (13,206)
                Amount.............................  $   38,645    $  121,323    $ 5,890     $11,602     $ (73,595)   $(105,905)
         Class B Shares............................         398         1,635        137         304        (1,487)      (3,225)
                Amount.............................  $    3,242    $   13,122    $ 1,104     $ 2,440     $ (12,079)   $ (25,767)
         Class C Shares............................         801         2,699        138         301        (2,272)      (4,067)
                Amount.............................  $    6,530    $   21,604    $ 1,119     $ 2,409     $ (18,430)   $ (32,481)
         Class Y Shares............................         480         1,988         70          23           (86)          (3)
                Amount.............................  $    3,883    $   15,965    $   564     $   183     $    (692)   $     (28)
         INCOME ALLOCATION FUND:
         Class A Shares............................         821         1,075         15           3          (383)         (39)
                Amount.............................  $    8,304    $   10,853    $   154     $    25     $  (3,872)   $    (391)
         Class B Shares............................         227           166          3           1           (17)          @@
                Amount.............................  $    2,290    $    1,677    $    25     $     4     $    (159)   $      @@
         Class C Shares............................         429           481          5           1          (218)          (1)
                Amount.............................  $    4,337    $    4,849    $    53     $    13     $  (2,199)   $     (12)
         INCOME FUND:
         Class A Shares............................         452         1,727         62         100          (593)        (572)
                Amount.............................  $    4,782    $   18,318    $   656     $ 1,060     $  (6,304)   $  (6,021)
         Class B Shares............................          95           323          8          12          (103)        (266)
                Amount.............................  $    1,004    $    3,438    $    88     $   131     $  (1,096)   $  (2,821)
         Class C Shares............................          77           370          8          13           (80)        (344)
                Amount.............................  $      815    $    3,951    $    88     $   141     $    (843)   $  (3,664)
         Class Y Shares............................         969             1         11          @@            (3)          --
                Amount.............................  $   10,237    $       10    $   119          @@     $     (35)   $      --
         INFLATION PLUS FUND:
         Class A Shares............................       8,667        23,222        585         605        (4,518)      (8,615)
                Amount.............................  $   94,443    $  250,275    $ 6,343     $ 6,490     $ (49,205)   $ (93,130)
         Class B Shares............................       1,534         4,655        152         163          (728)      (1,361)
                Amount.............................  $   16,712    $   50,155    $ 1,653     $ 1,747     $  (7,933)   $ (14,644)
         Class C Shares............................       8,992        20,033        468         465        (4,422)      (6,366)
                Amount.............................  $   97,851    $  215,788    $ 5,073     $ 4,979     $ (48,139)   $ (68,390)
         Class Y Shares............................       3,578         2,091         83          12           (32)          (3)
                Amount.............................  $   38,979    $   22,705    $   906     $   129     $    (345)   $     (32)

                                                     NET INCREASE (DECREASE)
                                                            OF SHARES
                                                     ------------------------
                                                        2005          2004
                                                     ----------    ----------
         GROWTH OPPORTUNITIES FUND:
         Class A Shares............................       2,718         1,519
                Amount.............................  $   67,587    $   34,377
         Class B Shares............................         157           319
                Amount.............................  $    3,448    $    6,429
         Class C Shares............................         106           296
                Amount.............................  $    2,312    $    5,973
         Class H Shares............................        (190)         (497)
                Amount.............................  $   (4,183)   $  (10,101)
         Class L Shares............................      (1,024)       (2,389)
                Amount.............................  $  (25,600)   $  (55,147)
         Class M Shares............................         (83)         (211)
                Amount.............................  $   (1,808)   $   (4,250)
         Class N Shares............................  $       (7)          (15)
                Amount.............................  $     (151)   $     (292)
         Class Y Shares............................         317           201
                Amount.............................  $    7,856    $    4,589
         Class Z Shares............................        (154)         (119)
                Amount.............................  $   (4,002)   $   (2,794)
         HIGH YIELD FUND:
         Class A Shares............................      (3,576)        3,377
                Amount.............................  $  (29,060)   $   27,020
         Class B Shares............................        (952)       (1,286)
                Amount.............................  $   (7,733)   $  (10,205)
         Class C Shares............................      (1,333)       (1,067)
                Amount.............................  $  (10,781)   $   (8,468)
         Class Y Shares............................         464         2,008
                Amount.............................  $    3,755    $   16,120
         INCOME ALLOCATION FUND:
         Class A Shares............................         453         1,039
                Amount.............................  $    4,586    $   10,487
         Class B Shares............................         213           167
                Amount.............................  $    2,156    $    1,681
         Class C Shares............................         216           481
                Amount.............................  $    2,191    $    4,850
         INCOME FUND:
         Class A Shares............................         (79)        1,255
                Amount.............................  $     (866)   $   13,357
         Class B Shares............................          @@            69
                Amount.............................  $       (4)   $      748
         Class C Shares............................           5            39
                Amount.............................  $       60    $      428
         Class Y Shares............................         977             1
                Amount.............................  $   10,321    $       10
         INFLATION PLUS FUND:
         Class A Shares............................       4,734        15,212
                Amount.............................  $   51,581    $  163,635
         Class B Shares............................         958         3,457
                Amount.............................  $   10,432    $   37,258
         Class C Shares............................       5,038        14,132
                Amount.............................  $   54,785    $  152,377
         Class Y Shares............................       3,629         2,100
                Amount.............................  $   39,540    $   22,802

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                  SHARES ISSUED FOR
                                                           SHARES SOLD           REINVESTED DIVIDENDS       SHARES REDEEMED
                                                     ------------------------    --------------------    ----------------------
                                                        2005          2004         2005        2004        2005         2004
                                                     ----------    ----------    --------    --------    ---------    ---------
         INTERNATIONAL CAPITAL APPRECIATION FUND:
         Class A Shares............................       6,247         4,060         --           7          (865)        (930)
                Amount.............................  $   75,538    $   43,529    $    --     $    69     $ (10,338)   $  (9,755)
         Class B Shares............................       1,002           942         --           1          (121)        (377)
                Amount.............................  $   11,790    $    9,962    $    --     $    12     $  (1,411)   $  (3,903)
         Class C Shares............................       1,428         1,175         --           1          (240)        (277)
                Amount.............................  $   16,836    $   12,442    $    --     $    13     $  (2,814)   $  (2,893)
         Class Y Shares............................       2,058         2,440         --          @@          (251)         (16)
                Amount.............................  $   24,877    $   26,773    $    --     $     1     $  (3,038)   $    (174)
         INTERNATIONAL OPPORTUNITIES FUND:
         Class A Shares............................         835         2,241         --           3          (819)      (1,619)
                Amount.............................  $   10,111    $   23,586    $    --     $    31     $  (9,923)   $ (17,271)
         Class B Shares............................         181           356         --          --          (251)        (385)
                Amount.............................  $    2,078    $    3,604    $    --     $    --     $  (2,882)   $  (3,882)
         Class C Shares............................         145           490         --          --          (218)        (615)
                Amount.............................  $    1,647    $    4,918    $    --     $    --     $  (2,473)   $  (6,142)
         Class Y Shares............................          46           193         --           3           (16)        (435)
                Amount.............................  $      576    $    2,093    $    --     $    28     $    (202)   $  (4,729)
         INTERNATIONAL SMALL COMPANY FUND:
         Class A Shares............................         732         1,317        200          65          (358)        (554)
                Amount.............................  $    9,785    $   17,168    $ 2,473     $   789     $  (4,762)   $ (10,846)
         Class B Shares............................         158           185         32          12           (69)         (38)
                Amount.............................  $    2,089    $    2,374    $   389     $   140     $    (903)   $    (408)
         Class C Shares............................         191           677         91          19          (108)        (200)
                Amount.............................  $    2,479    $    8,742    $ 1,092     $   229     $  (1,377)   $  (1,861)
         Class Y Shares............................       1,118         1,229        382         145           (80)         (38)
                Amount.............................  $   14,993    $   16,166    $ 4,758     $ 1,779     $  (1,070)   $    (432)
         MIDCAP FUND:
         Class A Shares............................       2,576        10,517      1,383          --        (7,313)     (10,854)
                Amount.............................  $   61,674    $  226,797    $31,412     $    --     $(174,100)   $(234,207)
         Class B Shares............................          98         1,045        425          --        (1,142)      (2,205)
                Amount.............................  $    2,188    $   21,514    $ 9,150     $    --     $ (25,871)   $ (45,362)
         Class C Shares............................          97         1,528        459          --        (1,693)      (3,269)
                Amount.............................  $    2,205    $   31,366    $ 9,908     $    --     $ (38,467)   $ (67,414)
         Class Y Shares............................         535         1,439         89          --          (172)        (938)
                Amount.............................  $   13,306    $   32,130    $ 2,097     $    --     $  (4,313)   $ (21,064)
         MIDCAP VALUE FUND:
         Class A Shares............................         197         9,912      1,692          --        (1,332)      (1,932)
                Amount.............................  $    2,513    $  120,745    $20,631     $    --     $ (17,058)   $ (23,847)
         Class B Shares............................          54         1,557        368          --          (332)        (557)
                Amount.............................  $      670    $   18,732    $ 4,365     $    --     $  (4,110)   $  (6,685)
         Class C Shares............................          44         1,867        405          --          (520)        (988)
                Amount.............................  $      550    $   22,451    $ 4,809     $    --     $  (6,481)   $ (11,899)
         Class Y Shares............................       2,133           186         18          --            (4)          --
                Amount.............................  $   27,607    $    2,346    $   221     $    --     $     (41)   $      (4)
         MONEY MARKET FUND:
         Class A Shares............................     112,652       268,280      1,284         562      (131,737)    (309,599)
                Amount.............................  $  112,652    $  268,280    $ 1,284     $   562     $(131,737)   $(309,599)
         Class B Shares............................      10,445        33,505        123           5       (20,076)     (55,406)
                Amount.............................  $   10,445    $   33,505    $   123     $     5     $ (20,076)   $ (55,406)
         Class C Shares............................      15,063        46,289         70           3       (19,540)     (49,621)
                Amount.............................  $   15,063    $   46,289    $    70     $     3     $ (19,540)   $ (49,621)
         Class Y Shares............................       5,073         8,799        108          21        (1,656)        (284)
                Amount.............................  $    5,073    $    8,799    $   108     $    21     $  (1,656)   $    (284)

                                                     NET INCREASE (DECREASE)
                                                            OF SHARES
                                                     ------------------------
                                                        2005          2004
                                                     ----------    ----------
         INTERNATIONAL CAPITAL APPRECIATION FUND:
         Class A Shares............................       5,382         3,137
                Amount.............................  $   65,200    $   33,843
         Class B Shares............................         881           566
                Amount.............................  $   10,379    $    6,071
         Class C Shares............................       1,188           899
                Amount.............................  $   14,022    $    9,562
         Class Y Shares............................       1,807    $    2,424
                Amount.............................  $   21,839    $   26,600
         INTERNATIONAL OPPORTUNITIES FUND:
         Class A Shares............................          16           625
                Amount.............................  $      188    $    6,346
         Class B Shares............................         (70)          (29)
                Amount.............................  $     (804)   $     (278)
         Class C Shares............................         (73)         (125)
                Amount.............................  $     (826)   $   (1,224)
         Class Y Shares............................          30          (239)
                Amount.............................  $      374    $   (2,608)
         INTERNATIONAL SMALL COMPANY FUND:
         Class A Shares............................         574           828
                Amount.............................  $    7,496    $   10,982
         Class B Shares............................         121           108
                Amount.............................  $    1,575    $    1,408
         Class C Shares............................         174           532
                Amount.............................  $    2,194    $    6,922
         Class Y Shares............................       1,420         1,201
                Amount.............................  $   18,681    $   15,694
         MIDCAP FUND:
         Class A Shares............................      (3,354)         (337)
                Amount.............................  $  (81,014)   $   (7,410)
         Class B Shares............................        (619)       (1,160)
                Amount.............................  $  (14,533)   $  (23,848)
         Class C Shares............................      (1,137)       (1,741)
                Amount.............................  $  (26,354)   $  (36,048)
         Class Y Shares............................         452           501
                Amount.............................  $   11,090    $   11,066
         MIDCAP VALUE FUND:
         Class A Shares............................         557         7,980
                Amount.............................  $    6,086    $   96,898
         Class B Shares............................          90         1,000
                Amount.............................  $      925    $   12,047
         Class C Shares............................         (71)          879
                Amount.............................  $   (1,122)   $   10,552
         Class Y Shares............................       2,147           186
                Amount.............................  $   27,787    $    2,342
         MONEY MARKET FUND:
         Class A Shares............................     (17,801)      (40,757)
                Amount.............................  $  (17,801)   $  (40,757)
         Class B Shares............................      (9,508)      (21,896)
                Amount.............................  $   (9,508)   $  (21,896)
         Class C Shares............................      (4,407)       (3,329)
                Amount.............................  $   (4,407)   $   (3,329)
         Class Y Shares............................       3,525         8,536
                Amount.............................  $    3,525    $    8,536

--------------------------------------------------------------------------------

                                                                                  SHARES ISSUED FOR
                                                           SHARES SOLD           REINVESTED DIVIDENDS       SHARES REDEEMED
                                                     ------------------------    --------------------    ----------------------
                                                        2005          2004         2005        2004        2005         2004
                                                     ----------    ----------    --------    --------    ---------    ---------
         SELECT MIDCAP GROWTH FUND:
         Class A Shares............................       1,073            --         --          --           (14)          --
                Amount.............................  $   10,601    $       --    $    --     $    --     $    (139)   $      --
         Class B Shares............................         145            --         --          --            (2)          --
                Amount.............................  $    1,421    $       --    $    --     $    --     $     (27)   $      --
         Class C Shares............................          95            --         --          --            (1)          --
                Amount.............................  $      941    $       --    $    --     $    --     $     (15)   $      --
         Class Y Shares............................          20            --         --          --            --           --
                Amount.............................  $      200    $       --    $    --     $    --     $      --    $      --
         SHORT DURATION FUND:
         Class A Shares............................         771         3,953         45          84          (985)      (3,384)
                Amount.............................  $    7,714    $   40,074    $   453     $   849     $  (9,853)   $ (34,319)
         Class B Shares............................         109           598         10          21          (322)        (409)
                Amount.............................  $    1,086    $    6,048    $    98     $   213     $  (3,218)   $  (4,134)
         Class C Shares............................         440         2,620         26          59          (946)      (2,236)
                Amount.............................  $    4,408    $   26,506    $   259     $   596     $  (9,460)   $ (22,610)
         Class Y Shares............................       3,411         3,109         80          15          (119)          (4)
                Amount.............................  $   34,058    $   31,331    $   797     $   150     $  (1,185)   $     (37)
         SMALL COMPANY FUND:
         Class A Shares............................         164         3,778         --          --        (1,117)      (3,319)
                Amount.............................  $    2,633    $   56,945    $    --     $    --     $ (17,874)   $ (49,235)
         Class B Shares............................          30           574         --          --          (425)        (766)
                Amount.............................  $      444    $    8,208    $    --     $    --     $  (6,346)   $ (10,826)
         Class C Shares............................          20           759         --          --          (579)      (1,129)
                Amount.............................  $      297    $   10,913    $    --     $    --     $  (8,683)   $ (15,851)
         Class Y Shares............................       1,155           717         --          --           (41)        (694)
                Amount.............................  $   19,160    $   10,759    $    --     $    --     $    (692)   $ (11,024)
         SMALLCAP GROWTH FUND:
         Class A Shares............................         488         1,534         --          --          (340)        (553)
                Amount.............................  $   12,810    $   37,161    $    --     $    --     $  (8,894)   $ (13,298)
         Class B Shares............................         108           305         --          --           (56)         (85)
                Amount.............................  $    2,579    $    6,755    $    --     $    --     $  (1,339)   $  (1,879)
         Class C Shares............................          96           312         --          --           (88)        (101)
                Amount.............................  $    2,313    $    6,832    $    --     $    --     $  (2,111)   $  (2,167)
         Class H Shares............................          22            60         --          --          (130)        (276)
                Amount.............................  $      535    $    1,319    $    --     $    --     $  (3,123)   $  (6,068)
         Class L Shares............................         182           389         --          --          (401)        (661)
                Amount.............................  $    4,785    $    9,377    $    --     $    --     $ (10,612)   $ (15,890)
         Class M Shares............................          23            54         --          --           (92)        (190)
                Amount.............................  $      557    $    1,173    $    --     $    --     $  (2,206)   $  (4,155)
         Class N Shares............................          10            26         --          --           (33)         (45)
                Amount.............................  $      247    $      564    $    --     $    --     $    (801)   $    (961)
         Class Y Shares............................         940           234         --          --            (5)          (1)
                Amount.............................  $   25,030    $    5,510    $    --     $    --     $    (152)   $     (36)
         STOCK FUND:
         Class A Shares............................       1,814         9,128        310          --        (9,747)     (12,557)
                Amount.............................  $   31,659    $  155,035    $ 5,503     $    --     $(170,115)   $(213,600)
         Class B Shares............................         386         1,547         --          --        (3,250)      (4,292)
                Amount.............................  $    6,326    $   24,965    $    --     $    --     $ (53,449)   $ (68,863)
         Class C Shares............................         285         1,481         --          --        (3,695)      (5,542)
                Amount.............................  $    4,730    $   24,036    $    --     $    --     $ (61,167)   $ (89,286)
         Class Y Shares............................         761         2,166         55          --          (196)         (91)
                Amount.............................  $   13,867    $   38,196    $ 1,005     $    --     $  (3,572)   $  (1,606)

                                                     NET INCREASE (DECREASE)
                                                            OF SHARES
                                                     ------------------------
                                                        2005          2004
                                                     ----------    ----------
         SELECT MIDCAP GROWTH FUND:
         Class A Shares............................       1,059            --
                Amount.............................  $   10,462    $       --
         Class B Shares............................         143            --
                Amount.............................  $    1,394    $       --
         Class C Shares............................          94            --
                Amount.............................  $      926    $       --
         Class Y Shares............................          20            --
                Amount.............................  $      200    $       --
         SHORT DURATION FUND:
         Class A Shares............................        (169)          653
                Amount.............................  $   (1,686)   $    6,604
         Class B Shares............................        (203)          210
                Amount.............................  $   (2,034)   $    2,127
         Class C Shares............................        (480)          443
                Amount.............................  $   (4,793)   $    4,492
         Class Y Shares............................       3,372         3,120
                Amount.............................  $   33,670    $   31,444
         SMALL COMPANY FUND:
         Class A Shares............................        (953)          459
                Amount.............................  $  (15,241)   $    7,710
         Class B Shares............................        (395)         (192)
                Amount.............................  $   (5,902)   $   (2,618)
         Class C Shares............................        (559)         (370)
                Amount.............................  $   (8,386)   $   (4,938)
         Class Y Shares............................       1,114            23
                Amount.............................  $   18,468    $     (265)
         SMALLCAP GROWTH FUND:
         Class A Shares............................         148           981
                Amount.............................  $    3,916    $   23,863
         Class B Shares............................          52           220
                Amount.............................  $    1,240    $    4,876
         Class C Shares............................           8           211
                Amount.............................  $      202    $    4,665
         Class H Shares............................        (108)         (216)
                Amount.............................  $   (2,588)   $   (4,749)
         Class L Shares............................        (219)         (272)
                Amount.............................  $   (5,827)   $   (6,513)
         Class M Shares............................         (69)         (136)
                Amount.............................  $   (1,649)   $   (2,982)
         Class N Shares............................         (23)          (19)
                Amount.............................  $     (554)   $     (397)
         Class Y Shares............................         935           233
                Amount.............................  $   24,878    $    5,474
         STOCK FUND:
         Class A Shares............................      (7,623)       (3,429)
                Amount.............................  $ (132,953)   $  (58,565)
         Class B Shares............................      (2,864)       (2,745)
                Amount.............................  $  (47,123)   $  (43,898)
         Class C Shares............................      (3,410)       (4,061)
                Amount.............................  $  (56,437)   $  (65,250)
         Class Y Shares............................         620         2,075
                Amount.............................  $   11,300    $   36,590

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                  SHARES ISSUED FOR
                                                           SHARES SOLD           REINVESTED DIVIDENDS       SHARES REDEEMED
                                                     ------------------------    --------------------    ----------------------
                                                        2005          2004         2005        2004        2005         2004
                                                     ----------    ----------    --------    --------    ---------    ---------
         TAX-FREE CALIFORNIA FUND:
         Class A Shares............................         192           692         22          52          (158)        (394)
                Amount.............................  $    1,977    $    6,995    $   227     $   519     $  (1,632)   $  (3,908)
         Class B Shares............................           6            26          1           3            (2)        (114)
                Amount.............................  $       66    $      264    $    12     $    29     $     (26)   $  (1,147)
         Class C Shares............................          21           123          2           2            (8)        (109)
                Amount.............................  $      222    $    1,252    $    19     $    18     $     (83)   $  (1,097)
         TAX-FREE MINNESOTA FUND:
         Class A Shares............................         112           148          7          22           (33)         (69)
                Amount.............................  $    1,167    $    1,553    $    76     $   224     $    (342)   $    (718)
         Class B Shares............................          10            21          1           3            (2)         (13)
                Amount.............................  $      101    $      220    $     9     $    26     $     (17)   $    (134)
         Class C Shares............................           3             1         @@           2            (3)         (11)
                Amount.............................  $       34    $        5    $     5     $    20     $     (35)   $    (115)
         Class E Shares............................           7            33         36         134           (67)        (394)
                Amount.............................  $       73    $      364    $   375     $ 1,408     $    (695)   $  (4,133)
         Class H Shares............................          @@             9         @@           1            @@          (14)
                Amount.............................          @@    $      100    $     2     $     8     $      (1)   $    (149)
         Class L Shares............................          16            16          4          15            (8)         (46)
                Amount.............................  $      167    $      173    $    44     $   152     $     (88)   $    (475)
         Class M Shares............................           1            @@         @@           1            (9)         (24)
                Amount.............................  $       15    $        1    $     2     $    15     $     (94)   $    (265)
         Class N Shares............................           1            @@         @@           1            (1)          (1)
                Amount.............................  $        5    $        4    $     2     $     9     $     (11)   $     (11)
         Class Y Shares............................          @@            --         --          @@            --           --
                Amount.............................  $       @@    $       --    $    --     $    @@     $      --    $      --
         TAX-FREE NATIONAL FUND:
         Class A Shares............................         654         1,938         57         131          (413)        (871)
                Amount.............................  $    7,338    $   21,611    $   636     $ 1,457     $  (4,626)   $  (9,642)
         Class B Shares............................          89            85          7          24           (54)        (150)
                Amount.............................  $      988    $      954    $    83     $   261     $    (602)   $  (1,648)
         Class C Shares............................         121           336          6          24          (161)        (301)
                Amount.............................  $    1,344    $    3,709    $    70     $   268     $  (1,791)   $  (3,329)
         Class E Shares............................          51            71         41         124           (96)        (408)
                Amount.............................  $      572    $      821    $   461     $ 1,366     $  (1,072)   $  (4,526)
         Class H Shares............................          @@            @@          1           4           (18)        (104)
                Amount.............................  $       @@    $        3    $     6     $    46     $    (197)   $  (1,161)
         Class L Shares............................          40           118         10          30           (20)        (137)
                Amount.............................  $      447    $    1,319    $   113     $   328     $    (222)   $  (1,512)
         Class M Shares............................           2            24          1           5            (8)         (16)
                Amount.............................  $       17    $      270    $    16     $    51     $     (89)   $    (175)
         Class N Shares............................          @@            @@          1           2            (1)          (8)
                Amount.............................  $       @@    $        2    $     8     $    26     $      (5)   $     (96)
         Class Y Shares............................          @@            --         @@          @@            --           --
                Amount.............................  $       @@    $       --    $    @@     $    @@     $      --    $      --
         TAX-FREE NEW YORK FUND:
         Class A Shares............................          32           139         19          43            (2)         (17)
                Amount.............................  $      334    $    1,432    $   196     $   437     $     (22)   $    (181)
         Class B Shares............................           9            42          2           4            --           @@
                Amount.............................  $       85    $      431    $    22     $    48     $      --    $      @@
         Class C Shares............................          19            57          3           6            (7)         (11)
                Amount.............................  $      196    $      583    $    25     $    59     $     (70)   $    (104)

                                                     NET INCREASE (DECREASE)
                                                            OF SHARES
                                                     ------------------------
                                                        2005          2004
                                                     ----------    ----------
         TAX-FREE CALIFORNIA FUND:
         Class A Shares............................          56           350
                Amount.............................  $      572    $    3,606
         Class B Shares............................           5           (85)
                Amount.............................  $       52    $     (854)
         Class C Shares............................          15            16
                Amount.............................  $      158    $      173
         TAX-FREE MINNESOTA FUND:
         Class A Shares............................          86           101
                Amount.............................  $      901    $    1,059
         Class B Shares............................           9            11
                Amount.............................  $       93    $      112
         Class C Shares............................          @@            (8)
                Amount.............................  $        4    $      (90)
         Class E Shares............................         (24)         (227)
                Amount.............................  $     (247)   $   (2,361)
         Class H Shares............................          @@            (4)
                Amount.............................  $        1    $      (41)
         Class L Shares............................          12           (15)
                Amount.............................  $      123    $     (150)
         Class M Shares............................          (8)          (23)
                Amount.............................  $      (77)   $     (249)
         Class N Shares............................          @@            @@
                Amount.............................  $       (4)   $        2
         Class Y Shares............................          --            @@
                Amount.............................  $       @@    $       @@
         TAX-FREE NATIONAL FUND:
         Class A Shares............................         298         1,198
                Amount.............................  $    3,348    $   13,426
         Class B Shares............................          42           (41)
                Amount.............................  $      469    $     (433)
         Class C Shares............................         (34)           59
                Amount.............................  $     (377)   $      648
         Class E Shares............................          (4)         (213)
                Amount.............................  $      (39)   $   (2,339)
         Class H Shares............................         (17)         (100)
                Amount.............................  $     (191)   $   (1,112)
         Class L Shares............................          30            11
                Amount.............................  $      338    $      135
         Class M Shares............................          (5)           13
                Amount.............................  $      (56)   $      146
         Class N Shares............................          @@            (6)
                Amount.............................  $        3    $      (68)
         Class Y Shares............................          @@            @@
                Amount.............................  $       @@    $       @@
         TAX-FREE NEW YORK FUND:
         Class A Shares............................          49           165
                Amount.............................  $      508    $    1,688
         Class B Shares............................          11            46
                Amount.............................  $      107    $      479
         Class C Shares............................          15            52
                Amount.............................  $      151    $      538

--------------------------------------------------------------------------------

                                                                                  SHARES ISSUED FOR
                                                           SHARES SOLD           REINVESTED DIVIDENDS       SHARES REDEEMED
                                                     ------------------------    --------------------    ----------------------
                                                        2005          2004         2005        2004        2005         2004
                                                     ----------    ----------    --------    --------    ---------    ---------
         TOTAL RETURN BOND FUND:
         Class A Shares............................       2,779         9,732        549       1,649        (3,142)      (8,220)
                Amount.............................  $   30,243    $  105,640    $ 5,956     $17,740     $ (34,136)   $ (88,960)
         Class B Shares............................         460         1,337        127         498        (1,064)      (2,978)
                Amount.............................  $    4,974    $   14,446    $ 1,372     $ 5,327     $ (11,497)   $ (32,116)
         Class C Shares............................         443         1,735        115         491        (1,373)      (3,976)
                Amount.............................  $    4,818    $   18,830    $ 1,255     $ 5,276     $ (14,936)   $ (42,993)
         Class Y Shares............................       4,408         4,596        269         419          (185)      (1,204)
                Amount.............................  $   48,417    $   50,328    $ 2,946     $ 4,549     $  (2,021)   $ (13,251)
         U.S. GOVERNMENT SECURITIES FUND:
         Class A Shares............................         727         1,937        101         229        (1,003)      (3,389)
                Amount.............................  $    6,967    $   18,712    $   961     $ 2,207     $  (9,597)   $ (32,742)
         Class B Shares............................         140           383         39          96          (418)      (1,718)
                Amount.............................  $    1,333    $    3,698    $   366     $   920     $  (3,972)   $ (16,532)
         Class C Shares............................         252           495         19          54          (408)      (1,863)
                Amount.............................  $    2,403    $    4,749    $   183     $   513     $  (3,873)   $ (17,923)
         Class E Shares............................          49           110        202         451          (928)      (2,198)
                Amount.............................  $      464    $    1,064    $ 1,923     $ 4,337     $  (8,855)   $ (21,185)
         Class H Shares............................          10            15          6          16           (79)        (277)
                Amount.............................  $       98    $      146    $    56     $   158     $    (755)   $  (2,663)
         Class L Shares............................         117           235         67         149          (321)        (852)
                Amount.............................  $    1,122    $    2,270    $   638     $ 1,438     $  (3,071)   $  (8,212)
         Class M Shares............................          13            27          5          14           (83)        (132)
                Amount.............................  $      122    $      257    $    51     $   133     $    (785)   $  (1,277)
         Class N Shares............................           3             5          2           4           (13)         (43)
                Amount.............................  $       27    $       42    $    17     $    41     $    (123)   $    (413)
         Class Y Shares............................         737            --          9          @@            --           --
                Amount.............................  $    7,057    $       --    $    80     $    @@     $      --    $      --
         VALUE FUND:
         Class A Shares............................         553         1,944         20          39          (479)        (849)
                Amount.............................  $    5,696    $   18,291    $   204     $   368     $  (4,928)   $  (8,023)
         Class B Shares............................         116           241         --           1           (92)        (137)
                Amount.............................  $    1,178    $    2,259    $    --     $    13     $    (939)   $  (1,282)
         Class C Shares............................          65           279         --           2          (156)        (310)
                Amount.............................  $      666    $    2,600    $    --     $    18     $  (1,587)   $  (2,903)
         Class Y Shares............................       2,296         2,200         32          @@           (10)          (3)
                Amount.............................  $   23,338    $   20,813    $   328     $    @@     $    (105)   $     (31)
         VALUE OPPORTUNITIES FUND:
         Class A Shares............................       1,056         1,411         --          --          (155)        (148)
                Amount.............................  $   16,087    $   18,872    $    --     $    --     $  (2,367)   $  (1,981)
         Class B Shares............................         312           315         --          --           (53)         (52)
                Amount.............................  $    4,462    $    3,989    $    --     $    --     $    (758)   $    (660)
         Class C Shares............................         219           349         --          --           (45)         (65)
                Amount.............................  $    3,131    $    4,436    $    --     $    --     $    (652)   $    (811)
         Class H Shares............................          12            26         --          --           (76)        (153)
                Amount.............................  $      172    $      339    $    --     $    --     $  (1,081)   $  (1,970)
         Class L Shares............................         101           206         --          --          (145)        (247)
                Amount.............................  $    1,537    $    2,786    $    --     $    --     $  (2,216)   $  (3,318)
         Class M Shares............................          23            42         --          --           (80)        (122)
                Amount.............................  $      332    $      541    $    --     $    --     $  (1,133)   $  (1,566)
         Class N Shares............................           4             9         --          --            (9)         (19)
                Amount.............................  $       58    $      116    $    --     $    --     $    (133)   $    (253)
         Class Y Shares............................       3,032           714         --          --            @@           (1)
                Amount.............................  $   46,236    $    9,718    $    --     $    --     $      (1)   $     (16)

                                                     NET INCREASE (DECREASE)
                                                            OF SHARES
                                                     ------------------------
                                                        2005          2004
                                                     ----------    ----------
         TOTAL RETURN BOND FUND:
         Class A Shares............................         186         3,161
                Amount.............................  $    2,063    $   34,420
         Class B Shares............................        (477)       (1,143)
                Amount.............................  $   (5,151)   $  (12,343)
         Class C Shares............................        (815)       (1,750)
                Amount.............................  $   (8,863)   $  (18,887)
         Class Y Shares............................       4,492         3,811
                Amount.............................  $   49,342    $   41,626
         U.S. GOVERNMENT SECURITIES FUND:
         Class A Shares............................        (175)       (1,223)
                Amount.............................  $   (1,669)   $  (11,823)
         Class B Shares............................        (239)       (1,239)
                Amount.............................  $   (2,273)   $  (11,914)
         Class C Shares............................        (137)       (1,314)
                Amount.............................  $   (1,287)   $  (12,661)
         Class E Shares............................        (677)       (1,637)
                Amount.............................  $   (6,468)   $  (15,784)
         Class H Shares............................         (63)         (246)
                Amount.............................  $     (601)   $   (2,359)
         Class L Shares............................        (137)         (468)
                Amount.............................  $   (1,311)   $   (4,504)
         Class M Shares............................         (65)          (91)
                Amount.............................  $     (612)   $     (887)
         Class N Shares............................          (8)          (34)
                Amount.............................  $      (79)   $     (330)
         Class Y Shares............................         746            @@
                Amount.............................  $    7,137    $       @@
         VALUE FUND:
         Class A Shares............................          94         1,134
                Amount.............................  $      972    $   10,636
         Class B Shares............................          24           105
                Amount.............................  $      239    $      990
         Class C Shares............................         (91)          (29)
                Amount.............................  $     (921)   $     (285)
         Class Y Shares............................       2,318         2,197
                Amount.............................  $   23,561    $   20,782
         VALUE OPPORTUNITIES FUND:
         Class A Shares............................         901         1,263
                Amount.............................  $   13,720    $   16,891
         Class B Shares............................         259           263
                Amount.............................  $    3,704    $    3,329
         Class C Shares............................         174           284
                Amount.............................  $    2,479    $    3,625
         Class H Shares............................         (64)         (127)
                Amount.............................  $     (909)   $   (1,631)
         Class L Shares............................         (44)          (41)
                Amount.............................  $     (679)   $     (532)
         Class M Shares............................         (57)          (80)
                Amount.............................  $     (801)   $   (1,025)
         Class N Shares............................          (5)          (10)
                Amount.............................  $      (75)   $     (137)
         Class Y Shares............................       3,032           713
                Amount.............................  $   46,235    $    9,702

7.  RECLASSIFICATION OF CAPITAL ACCOUNTS:

    In accordance with American Institute of Certified Public Accountants Statement of Position 93-2, Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, the Funds have recorded several reclassifications in their capital accounts. These reclassifications had no impact on the net asset value of the Funds and are designed generally to

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 APRIL 30, 2005 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

    present accumulated undistributed (distribution in excess of) net investment income and realized gain (loss) on investments on a tax basis which is considered to be more informative to the shareholder. The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as foreign currency, expiration of capital loss carryforwards, distributions upon redemptions and net operating losses that reduce capital gain distribution requirements. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statements of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the period ended October 31, 2004, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below.

                                                                       UNDISTRIBUTED   ACCUMULATED
                                                                            NET            NET
                                                                        INVESTMENT      REALIZED     PAID-IN-
                                                                          INCOME       GAIN (LOSS)   CAPITAL
                                                                       -------------   -----------   --------
         Advisers Fund...............................................     $   (42)       $   42      $     --
         Aggressive Growth Allocation Fund...........................          28            --           (28)
         Balanced Allocation Fund....................................           1            --            (1)
         Capital Appreciation Fund...................................      24,513         2,584       (27,097)
         Disciplined Equity Fund.....................................         (41)           40             1
         Dividend and Growth Fund....................................        (269)          269            --
         Equity Income Fund..........................................          (5)           13            (8)
         Focus Fund..................................................         595            34          (629)
         Global Communications Fund..................................         (14)           15            (1)
         Global Financial Services Fund..............................          (4)            4            --
         Global Health Fund..........................................       2,803        (1,594)       (1,209)
         Global Leaders Fund.........................................       3,465           661        (4,126)
         Global Technology Fund......................................       1,125            42        (1,167)
         Growth Allocation Fund......................................          19            --           (19)
         Growth Fund.................................................       4,846           177        (5,023)
         Growth Opportunities Fund...................................       4,789           311        (5,100)
         High Yield Fund.............................................         238          (238)           --
         Income Fund.................................................          92           (92)           --
         Inflation Plus Fund.........................................           2            (2)           --
         International Capital Appreciation Fund.....................         127            48          (175)
         International Opportunities Fund............................         (61)          140           (79)
         International Small Company Fund............................         (48)           44             4
         MidCap Fund.................................................      16,324           360       (16,684)
         MidCap Value Fund...........................................       2,040        (2,041)            1
         Small Company Fund..........................................       4,048           156        (4,204)
         SmallCap Growth Fund........................................       2,027            75        (2,102)
         Stock Fund..................................................       1,234           131        (1,365)
         Total Return Bond Fund......................................       1,950        (1,950)           --
         U.S. Government Securities Fund.............................         255         4,136        (4,391)
         Value Fund..................................................         (17)           17            --
         Value Opportunities Fund....................................         143             5          (148)

8.  CAPITAL LOSS CARRYFORWARDS:

    As of October 31, 2004 (tax year-end), the following Funds had capital loss carryforwards for U.S. federal income tax purposes of approximately:

                                                                                           YEAR OF EXPIRATION
                                                                       ----------------------------------------------------------
         FUND                                                           2007      2008       2009       2010       2011     2012
         ----                                                          -------   -------   --------   --------   --------   -----
         Advisers Fund...............................................                      $  8,976   $176,475   $112,444
         Capital Appreciation Fund...................................                                   75,574    102,655
         Disciplined Equity Fund.....................................                        16,069     67,760     26,636
         Focus Fund..................................................                                    2,871     14,398
         Global Communications Fund..................................                         1,272      3,269        684
         Global Financial Services Fund..............................                                      730        536
         Global Leaders Fund.........................................                                   60,140
         Global Technology Fund......................................                        26,641     34,893
         Growth Fund.................................................                                   65,033      6,917
         Growth Opportunities Fund...................................                                   76,626
         High Yield Fund.............................................   10,267    19,805      1,643     25,246     28,570
         International Capital Appreciation Fund.....................                                                          15
         International Opportunities Fund............................              3,620     15,114     19,362      2,135

--------------------------------------------------------------------------------

                                                                                           YEAR OF EXPIRATION
                                                                       ----------------------------------------------------------
         FUND                                                           2007      2008       2009       2010       2011     2012
         ----                                                          -------   -------   --------   --------   --------   -----
         Short Duration Fund.........................................                                            $    221   $ 295
         Small Company Fund..........................................                        46,261     31,914
         SmallCap Growth Fund........................................                        46,627      6,564      3,251
         Stock Fund..................................................                       116,832    246,128    196,018
         Tax-Free California Fund....................................                                                  48
         U.S. Government Securities Fund.............................    2,205     3,597                              672   3,591
         Value Fund..................................................                                    1,849      2,990
         Value Opportunities Fund....................................                                    3,381        672

    In accordance with Section 382 of the Internal Revenue Code, utilization of all or a portion of the above capital loss carryforwards (acquired via merger) is limited on an annual basis in the amounts as follows:

                                                                         ANNUAL
                                ACQUIRING FUND                         LIMITATION
                                --------------                         ----------
         High Yield Fund.............................................    $3,813
         International Opportunities Fund............................       960

9.  LINE OF CREDIT:

    The Funds participate in a $650,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized. For the six-month period ended April 30, 2005, the Funds did not have any borrowings under this facility.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM                        NET ASSET
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS   VALUE AT
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM           END
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL      OF PERIOD
                                ---------   ----------   ------------   ----------   -------------   -------------   ---------
THE HARTFORD ADVISERS FUND
 For the Six-Month Period
   Ended April 30, 2005(f)
 Class A......................   $14.57       $ 0.15        $ 0.15        $(0.18)       $   --           $  --        $14.69
 Class B......................    14.43         0.09          0.14         (0.12)           --              --         14.54
 Class C......................    14.56         0.10          0.15         (0.13)           --              --         14.68
 Class Y......................    14.72         0.18          0.15         (0.21)           --              --         14.84
 For the Year Ended October
   31, 2004(f)
 Class A......................    14.19         0.18          0.38         (0.18)           --              --         14.57
 Class B......................    14.05         0.07          0.38         (0.07)           --              --         14.43
 Class C......................    14.18         0.09          0.37         (0.08)           --              --         14.56
 Class Y......................    14.37         0.25          0.36         (0.26)           --              --         14.72
 For the Year Ended October
   31, 2003(f)
 Class A......................    12.67         0.19          1.52         (0.19)           --              --         14.19
 Class B......................    12.54         0.09          1.51         (0.09)           --              --         14.05
 Class C......................    12.66         0.11          1.52         (0.11)           --              --         14.18
 Class Y......................    12.82         0.27          1.54         (0.26)           --              --         14.37
 For the Year Ended October
   31, 2002(f)
 Class A......................    14.38         0.21         (1.69)        (0.23)           --              --         12.67
 Class B......................    14.24         0.11         (1.68)        (0.13)           --              --         12.54
 Class C......................    14.37         0.12         (1.69)        (0.14)                           --         12.66
 Class Y......................    14.54         0.13         (1.55)        (0.30)           --              --         12.82
 For the Year Ended October
   31, 2001
 Class A......................    17.07         0.30         (2.04)        (0.31)        (0.64)             --         14.38
 Class B......................    16.90         0.20         (2.03)        (0.19)        (0.64)             --         14.24
 Class C......................    17.05         0.20         (2.04)        (0.20)        (0.64)             --         14.37
 Class Y......................    17.24         0.38         (2.06)        (0.38)        (0.64)             --         14.54
 For the Ten Months Ended
   October 31, 2000
 Class A......................    17.02         0.24          0.19         (0.22)        (0.16)             --         17.07
 Class B......................    16.87         0.15          0.17         (0.13)        (0.16)             --         16.90
 Class C......................    17.02         0.15          0.17         (0.13)        (0.16)             --         17.05
 Class Y......................    17.16         0.33          0.16         (0.25)        (0.16)             --         17.24
THE HARTFORD AGGRESSIVE GROWTH
 ALLOCATION FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................    10.38         0.01          0.27         (0.02)           --              --         10.64
 Class B......................    10.35        (0.03)         0.27            --            --              --         10.59
 Class C......................    10.35        (0.03)         0.27            --            --              --         10.59
 From (commencement of
   operations) May 28, 2004,
   through October 31, 2004
 Class A......................    10.00        (0.01)         0.39            --            --              --         10.38
 Class B......................    10.00        (0.02)         0.37            --            --              --         10.35
 Class C......................    10.00        (0.02)         0.37            --            --              --         10.35

                                      -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------------------------------------------------------------
                                                           RATIO OF      RATIO OF      RATIO OF
                                                           EXPENSES      EXPENSES        NET
                                             NET ASSETS   TO AVERAGE    TO AVERAGE    INVESTMENT
                                             AT END OF    NET ASSETS    NET ASSETS      INCOME     PORTFOLIO
                                  TOTAL        PERIOD       BEFORE        AFTER       TO AVERAGE   TURNOVER
                                RETURN(C)     (000'S)      WAIVERS       WAIVERS      NET ASSETS    RATE(E)
                                ---------    ----------   ----------    ----------    ----------   ---------
THE HARTFORD ADVISERS FUND
 For the Six-Month Period
   Ended April 30, 2005(f)
 Class A......................     2.04%(d)  $1,399,940      1.20%(b)      1.20%(b)(h)    2.05%(b)    17%
 Class B......................     1.59(d)      487,724      1.97(b)       1.97(b)(h)    1.28(b)      --
 Class C......................     1.68(d)      286,082      1.89(b)       1.89(b)(h)    1.39(b)      --
 Class Y......................     2.25(d)       14,569      0.74(b)       0.74(b)(h)    2.45(b)      --
 For the Year Ended October
   31, 2004(f)
 Class A......................     3.93(i)    1,539,264      1.22          1.22(h)       1.23         42
 Class B......................     3.21(i)      550,499      1.95          1.95(h)       0.50         --
 Class C......................     3.27(i)      355,711      1.86          1.86(h)       0.58         --
 Class Y......................     4.22          13,587      0.74          0.74(h)       1.71         --
 For the Year Ended October
   31, 2003(f)
 Class A......................    13.62       1,470,569      1.40          1.39          1.44         46
 Class B......................    12.86         593,179      2.13          2.12          0.72         --
 Class C......................    12.92         421,814      2.00          2.00          0.84         --
 Class Y......................    14.28           8,714      0.81          0.81          1.98         --
 For the Year Ended October
   31, 2002(f)
 Class A......................   (10.42)      1,245,331      1.41          1.36          1.56         44
 Class B......................   (11.11)        567,953      2.08          2.08          0.84         --
 Class C......................   (10.99)        422,520      1.97          1.97          0.95         --
 Class Y......................    (9.89)          3,997      0.78          0.78          2.15         --
 For the Year Ended October
   31, 2001
 Class A......................   (10.67)      1,088,858      1.27          1.22          1.99         37
 Class B......................   (11.27)        622,519      1.93          1.93          1.28         --
 Class C......................   (11.26)        478,194      1.93          1.93          1.28         --
 Class Y......................   (10.20)         56,320      0.74          0.74          2.48         --
 For the Ten Months Ended
   October 31, 2000
 Class A......................     2.52(d)      893,954      1.26(b)       1.21(b)       1.76(b)      38
 Class B......................     1.89(d)      631,930      1.92(b)       1.92(b)       1.05(b)      --
 Class C......................     1.89(d)      432,171      1.92(b)       1.92(b)       1.05(b)      --
 Class Y......................     2.90(d)       64,889      0.75(b)       0.75(b)       2.22(b)      --
THE HARTFORD AGGRESSIVE GROWTH
 ALLOCATION FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................     2.69(d)       34,293      0.91(b)(g)    0.69(b)(g)   (0.11)(b)      1
 Class B......................     2.34(d)       13,973      1.68(b)(g)    1.35(b)(g)   (0.76)(b)     --
 Class C......................     2.34(d)       18,403      1.60(b)(g)    1.35(b)(g)   (0.75)(b)     --
 From (commencement of
   operations) May 28, 2004,
   through October 31, 2004
 Class A......................     3.80(d)       12,415      0.86(b)(g)    0.67(b)(g)   (0.58)(b)      3
 Class B......................     3.50(d)        4,532      1.69(b)(g)    1.32(b)(g)   (1.23)(b)     --
 Class C......................     3.50(d)        5,424      1.59(b)(g)    1.32(b)(g)   (1.23)(b)     --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g)  Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. For the six month period ended April 30, 2005, had the commission recapture been included, the ratio would have been 1.19%, 1.97%, 1.88% and 0.74% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the commission recapture been included, the ratio would have been 1.22%,1.94%, 1.86% and 0.74% for Classes A, B, C and Y, respectively. Expense ratios do not include expenses of the underlying funds.
(i) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total return would have been 3.74%, 2.95% and 3.06% for classes A,B and C, respectively. The net asset value impact of the Payment from Affiliate was $0.03, $0.04 and $0.03 for classes A, B and C, respectively.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA--
                                ----------------------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM                        NET ASSET
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS   VALUE AT
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM           END
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL      OF PERIOD
                                ---------   ----------   ------------   ----------   -------------   -------------   ---------
THE HARTFORD BALANCED
 ALLOCATION FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................   $10.30       $ 0.06        $ 0.14        $(0.06)       $   --           $  --        $10.44
 Class B......................    10.28         0.03          0.14         (0.03)           --              --         10.42
 Class C......................    10.28         0.03          0.13         (0.03)           --              --         10.41
 From (commencement of
   operations) May 28, 2004,
   through October 31, 2004
 Class A......................    10.00         0.02          0.30         (0.02)           --              --         10.30
 Class B......................    10.00         0.01          0.27            @@            --              --         10.28
 Class C......................    10.00           @@          0.28            @@            --              --         10.28
THE HARTFORD CAPITAL
 APPRECIATION FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................    30.80         0.08          1.42            --            --              --         32.30
 Class B......................    28.82        (0.04)         1.33            --            --              --         30.11
 Class C......................    28.88        (0.03)         1.34            --            --              --         30.19
 Class Y......................    32.29         0.13          1.53            --            --              --         33.95
 For the Year Ended October
   31, 2004
 Class A......................    26.50        (0.01)         4.31            --            --              --         30.80
 Class B......................    24.97        (0.21)         4.06            --            --              --         28.82
 Class C......................    25.00        (0.18)         4.06            --            --              --         28.88
 Class Y......................    27.64         0.11          4.54            --            --              --         32.29
 For the Year Ended October
   31, 2003
 Class A......................    20.47        (0.04)         6.07            --            --              --         26.50
 Class B......................    19.44        (0.19)         5.72            --            --              --         24.97
 Class C......................    19.44        (0.16)         5.72            --            --              --         25.00
 Class Y......................    21.23         0.08          6.33            --            --              --         27.64
 For the Year Ended October
   31, 2002(f)
 Class A......................    24.12        (0.06)        (3.59)           --            --              --         20.47
 Class B......................    23.06        (0.25)        (3.37)           --            --              --         19.44
 Class C......................    23.04        (0.22)        (3.38)           --            --              --         19.44
 Class Y......................    24.85         0.04         (3.66)           --            --              --         21.23
 For the Year Ended October
   31, 2001
 Class A......................    33.20         0.05         (5.12)           --         (4.01)             --         24.12
 Class B......................    32.14        (0.02)        (5.05)           --         (4.01)             --         23.06
 Class C......................    32.10        (0.06)        (4.99)           --         (4.01)             --         23.04
 Class Y......................    33.94         0.08         (5.16)           --         (4.01)             --         24.85
 For the Ten Months Ended
   October 31, 2000
 Class A......................    31.72        (0.01)         3.15            --         (1.66)             --         33.20
 Class B......................    30.92        (0.12)         3.00            --         (1.66)             --         32.14
 Class C......................    30.89        (0.15)         3.02            --         (1.66)             --         32.10
 Class Y......................    32.27         0.03          3.30            --         (1.66)             --         33.94

                                      -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA--
                                ----------------------------------------------------------------------------
                                                           RATIO OF      RATIO OF      RATIO OF
                                                           EXPENSES      EXPENSES        NET
                                             NET ASSETS   TO AVERAGE    TO AVERAGE    INVESTMENT
                                             AT END OF    NET ASSETS    NET ASSETS      INCOME     PORTFOLIO
                                  TOTAL        PERIOD       BEFORE        AFTER       TO AVERAGE   TURNOVER
                                RETURN(C)     (000'S)      WAIVERS       WAIVERS      NET ASSETS    RATE(E)
                                ---------    ----------   ----------    ----------    ----------   ---------
THE HARTFORD BALANCED
 ALLOCATION FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................      1.94%(d) $  172,083      0.68%(b)(g)    0.61%(b)(g)    1.24%(b)      2%
 Class B......................      1.62(d)      49,758      1.49(b)(g)    1.32(b)(g)    0.54(b)       --
 Class C......................      1.52(d)      69,139      1.42(b)(g)    1.32(b)(g)    0.56(b)       --
 From (commencement of
   operations) May 28, 2004,
   through October 31, 2004
 Class A......................      3.15(d)      67,293      0.62(b)(g)    0.59(b)(g)    0.99(b)       @@
 Class B......................      2.82(d)      18,841      1.45(b)(g)    1.29(b)(g)    0.33(b)       --
 Class C......................      2.82(d)      30,414      1.38(b)(g)    1.29(b)(g)    0.30(b)       --
THE HARTFORD CAPITAL
 APPRECIATION FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................      4.87(d)   5,002,072      1.28(b)(h)    1.28(b)       0.52(b)       51
 Class B......................      4.48(d)   1,526,551      2.05(b)(h)    2.05(b)      (0.24)(b)      --
 Class C......................      4.54(d)   1,536,630      1.96(b)(h)    1.96(b)      (0.16)(b)      --
 Class Y......................      5.14(d)     181,720      0.80(b)(h)    0.80(b)       1.00(b)       --
 For the Year Ended October
   31, 2004
 Class A......................     16.23      4,203,178      1.35          1.35(h)      (0.05)         78
 Class B......................     15.42      1,432,121      2.06          2.06(h)      (0.78)         --
 Class C......................     15.52      1,348,972      1.97          1.97(h)      (0.68)         --
 Class Y......................     16.82        116,527      0.79          0.79(h)       0.50          --
 For the Year Ended October
   31, 2003
 Class A......................     29.46      2,357,913      1.45          1.43         (0.13)        113
 Class B......................     28.45      1,140,154      2.17          2.17         (0.87)         --
 Class C......................     28.60        981,246      2.05          2.05         (0.75)         --
 Class Y......................     30.19         48,372      0.85          0.85          0.46          --
 For the Year Ended October
   31, 2002(f)
 Class A......................    (15.13)     1,700,765      1.45          1.40         (0.28)        112
 Class B......................    (15.70)       884,553      2.14          2.14         (1.04)         --
 Class C......................    (15.62)       738,988      2.02          2.02         (0.92)         --
 Class Y......................    (14.57)        25,378      0.80          0.80          0.27          --
 For the Year Ended October
   31, 2001
 Class A......................    (17.24)     1,585,508      1.33          1.28         (0.22)        132
 Class B......................    (17.88)       876,826      1.99          1.99         (0.93)         --
 Class C......................    (17.84)       666,372      1.99          1.99         (0.93)         --
 Class Y......................    (16.85)        76,592      0.78          0.78          0.28          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................     10.18(d)   1,309,836      1.32(b)       1.27(b)      (0.42)(b)     130
 Class B......................      9.59(d)     826,495      1.97(b)       1.97(b)      (1.12)(b)      --
 Class C......................      9.56(d)     494,391      1.99(b)       1.99(b)      (1.14)(b)      --
 Class Y......................     10.60(d)      89,477      0.80(b)       0.80(b)       0.05(b)       --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b) Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d) Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g)  Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. For the six month period ended April 30, 2005, had the commission recapture been included, the ratio would have been 1.25%, 2.02%, 1.94% and 0.77% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the commission recapture been included, the ratio would have been 1.32%, 2.03%, 1.94% and 0.76% for Classes A, B, C and Y, respectively. Expense ratios do not include expenses of the underlying funds.
@@  The amount per share rounds to zero.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM                        NET ASSET
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS   VALUE AT
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM           END
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL      OF PERIOD
                                ---------   ----------   ------------   ----------   -------------   -------------   ---------
THE HARTFORD CONSERVATIVE
 ALLOCATION FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................   $10.27       $ 0.12        $ 0.03        $(0.11)       $   --           $  --        $10.31
 Class B......................    10.26         0.08          0.04         (0.08)           --              --         10.30
 Class C......................    10.26         0.07          0.05         (0.08)           --              --         10.30
 From (commencement of
   operations) May 28, 2004,
   through October 31, 2004
 Class A......................    10.00         0.03          0.27         (0.03)           --              --         10.27
 Class B......................    10.00         0.02          0.25         (0.01)           --              --         10.26
 Class C......................    10.00         0.02          0.25         (0.01)           --              --         10.26
THE HARTFORD DISCIPLINED
 EQUITY FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................    10.67         0.07          0.42         (0.08)           --              --         11.08
 Class B......................    10.20         0.02          0.41         (0.01)           --              --         10.62
 Class C......................    10.22         0.02          0.40         (0.01)           --              --         10.63
 Class Y......................    10.99         0.10          0.43         (0.14)           --              --         11.38
 For the Year Ended October
   31, 2004
 Class A......................    10.08         0.03          0.57         (0.01)           --              --         10.67
 Class B......................     9.70        (0.05)         0.55            --            --              --         10.20
 Class C......................     9.71        (0.05)         0.56            --            --              --         10.22
 Class Y......................    10.36        (0.01)         0.69         (0.05)           --              --         10.99
 For the Year Ended October
   31, 2003
 Class A......................     8.43         0.02          1.63            --            --              --         10.08
 Class B......................     8.17        (0.04)         1.57            --            --              --          9.70
 Class C......................     8.18        (0.04)         1.57            --            --              --          9.71
 Class Y......................     8.63         0.08          1.65            --            --              --         10.36
 For the Year Ended October
   31, 2002(f)
 Class A......................    10.36           @@         (1.93)           --            --              --          8.43
 Class B......................    10.10        (0.11)        (1.82)           --            --              --          8.17
 Class C......................    10.11        (0.06)        (1.87)           --            --              --          8.18
 Class Y......................    10.52         0.05         (1.94)           --            --              --          8.63
 For the Year Ended October
   31, 2001
 Class A......................    13.63           @@         (2.75)           --         (0.52)             --         10.36
 Class B......................    13.40        (0.05)        (2.73)           --         (0.52)             --         10.10
 Class C......................    13.41        (0.06)        (2.72)           --         (0.52)             --         10.11
 Class Y......................    13.78         0.03         (2.77)           --         (0.52)             --         10.52
 For the Ten Months Ended
   October 31, 2000
 Class A......................    13.72        (0.02)         0.04            --         (0.11)             --         13.63
 Class B......................    13.58        (0.06)        (0.01)           --         (0.11)             --         13.40
 Class C......................    13.58        (0.06)           --            --         (0.11)             --         13.41
 Class Y......................    13.83         0.02          0.04            --         (0.11)             --         13.78

                                          -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ------------------------------------------------------------------------------------
                                                           RATIO OF          RATIO OF          RATIO OF
                                                           EXPENSES          EXPENSES            NET
                                             NET ASSETS   TO AVERAGE        TO AVERAGE        INVESTMENT
                                             AT END OF    NET ASSETS        NET ASSETS          INCOME     PORTFOLIO
                                  TOTAL        PERIOD       BEFORE            AFTER           TO AVERAGE   TURNOVER
                                RETURN(C)     (000'S)      WAIVERS           WAIVERS          NET ASSETS    RATE(E)
                                ----------   ----------   ----------        ----------        ----------   ---------
THE HARTFORD CONSERVATIVE
 ALLOCATION FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................      1.46%(d)  $ 58,181       0.65%(b)(g)       0.61%(b)(g)       2.36%(b)      3%
 Class B......................      1.12(d)     10,417       1.50(b)(g)        1.28(b)(g)        1.66(b)      --
 Class C......................      1.12(d)     23,604       1.44(b)(g)        1.28(b)(g)        1.52(b)      --
 From (commencement of
   operations) May 28, 2004,
   through October 31, 2004
 Class A......................      2.96(d)     33,921       0.63(b)(g)        0.60(b)(g)        1.70(b)      @@
 Class B......................      2.70(d)      4,993       1.44(b)(g)        1.25(b)(g)        1.05(b)      --
 Class C......................      2.70(d)     10,807       1.38(b)(g)        1.25(b)(g)        1.17(b)      --
THE HARTFORD DISCIPLINED
 EQUITY FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................      4.58(d)    228,401       1.42(b)           1.40(b)(h)        1.28(b)      31
 Class B......................      4.17(d)     41,882       2.34(b)           2.15(b)(h)        0.53(b)      --
 Class C......................      4.12(d)     36,077       2.12(b)           2.12(b)(h)        0.59(b)      --
 Class Y......................      4.81(d)     46,957       0.91(b)           0.91(b)(h)        1.39(b)      --
 For the Year Ended October
   31, 2004
 Class A......................      5.92       241,014       1.46              1.45(h)           0.30         62
 Class B......................      5.16        44,561       2.34              2.15(h)          (0.41)        --
 Class C......................      5.25(i)     40,965       2.10              2.10(h)          (0.36)        --
 Class Y......................      6.55        19,578       0.88              0.88(h)           0.95         --
 For the Year Ended October
   31, 2003
 Class A......................     19.57       243,842       1.56              1.45              0.24         76
 Class B......................     18.73        47,888       2.30              2.15             (0.46)        --
 Class C......................     18.70        46,162       2.17              2.15             (0.46)        --
 Class Y......................     20.05           622       0.98              0.98              0.70         --
 For the Year Ended October
   31, 2002(f)
 Class A......................    (18.63)      230,545       1.57              1.45             (0.03)        89
 Class B......................    (19.11)       43,431       2.26              2.15             (1.03)        --
 Class C......................    (19.09)       44,054       2.13              2.13             (0.80)        --
 Class Y......................    (17.97)          661       0.93              0.93              0.46         --
 For the Year Ended October
   31, 2001
 Class A......................    (20.90)      239,698       1.43              1.38             (0.07)        80
 Class B......................    (21.51)       43,210       2.11              2.11             (0.80)        --
 Class C......................    (21.50)       60,409       2.09              2.09             (0.78)        --
 Class Y......................    (20.60)          440       0.96              0.96              0.34         --
 For the Ten Months Ended
   October 31, 2000
 Class A......................      0.15(d)    197,176       1.43(b)           1.38(b)          (0.17)(b)     63
 Class B......................     (0.51)(d)    41,126       2.11(b)           2.11(b)          (0.90)(b)     --
 Class C......................     (0.44)(d)    63,650       2.09(b)           2.09(b)          (0.88)(b)     --
 Class Y......................      0.44(d)        490       0.95(b)           0.95(b)           0.26(b)      --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g)  Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. For the six month period ended April 30, 2005, had the commission recapture been included, the ratio would have been 1.39%, 2.14%, 2.11% and 0.90% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the commission recapture been included, the ratio would have been 1.44%, 2.14%, 2.09% and 0.87% for Classes A, B, C and Y, respectively.
(i) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total return would have been 5.24% for Class
     C. The net asset impact of the Payment from Affiliate was less than $0.01 for Class C.
@@   The amount per share rounds to zero.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM                        NET ASSET
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS   VALUE AT
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM           END
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL      OF PERIOD
                                ---------   ----------   ------------   ----------   -------------   -------------   ---------
THE HARTFORD DIVIDEND AND
 GROWTH FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................   $17.79       $0.14         $ 0.67        $(0.14)       $(0.19)          $  --        $18.27
 Class B......................    17.56        0.06           0.66         (0.06)        (0.19)             --         18.03
 Class C......................    17.53        0.07           0.66         (0.07)        (0.19)             --         18.00
 Class Y......................    17.97        0.18           0.68         (0.18)        (0.19)             --         18.46
 For the Year Ended October
   31, 2004
 Class A......................    15.94        0.17           1.82         (0.14)           --              --         17.79
 Class B......................    15.75        0.03           1.80         (0.02)           --              --         17.56
 Class C......................    15.72        0.06           1.79         (0.04)           --              --         17.53
 Class Y......................    16.11        0.24           1.86         (0.24)           --              --         17.97
 For the Year Ended October
   31, 2003
 Class A......................    13.58        0.12           2.37         (0.13)(j)        --              --         15.94
 Class B......................    13.43        0.03           2.32         (0.03)(j)        --              --         15.75
 Class C......................    13.40        0.04           2.32         (0.04)(j)        --              --         15.72
 Class Y......................    13.73        0.19           2.40         (0.21)(j)        --              --         16.11
 For the Year Ended October
   31, 2002(f)
 Class A......................    15.53        0.12          (1.71)        (0.12)        (0.24)             --         13.58
 Class B......................    15.37        0.02          (1.70)        (0.02)        (0.24)             --         13.43
 Class C......................    15.33        0.03          (1.69)        (0.03)        (0.24)             --         13.40
 Class Y......................    15.71        0.12          (1.65)        (0.21)        (0.24)             --         13.73
 For the Year Ended October
   31, 2001
 Class A......................    17.78        0.18          (1.49)        (0.17)        (0.77)             --         15.53
 Class B......................    17.60        0.07          (1.48)        (0.05)        (0.77)             --         15.37
 Class C......................    17.57        0.08          (1.48)        (0.07)        (0.77)             --         15.33
 Class Y......................    17.96        0.25          (1.48)        (0.25)        (0.77)             --         15.71
 For the Ten Months Ended
   October 31, 2000
 Class A......................    16.85        0.15           0.98         (0.12)        (0.08)             --         17.78
 Class B......................    16.69        0.04           0.99         (0.04)        (0.08)             --         17.60
 Class C......................    16.67        0.07           0.95         (0.04)        (0.08)             --         17.57
 Class Y......................    16.96        0.22           1.02         (0.16)        (0.08)             --         17.96

                                       -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                -------------------------------------------------------------------------------
                                                           RATIO OF     RATIO OF          RATIO OF
                                                           EXPENSES     EXPENSES            NET
                                             NET ASSETS   TO AVERAGE   TO AVERAGE        INVESTMENT
                                             AT END OF    NET ASSETS   NET ASSETS          INCOME     PORTFOLIO
                                  TOTAL        PERIOD       BEFORE       AFTER           TO AVERAGE   TURNOVER
                                RETURN(C)     (000'S)      WAIVERS      WAIVERS          NET ASSETS    RATE(E)
                                ---------    ----------   ----------   ----------        ----------   ---------
THE HARTFORD DIVIDEND AND
 GROWTH FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................      4.52%(d) $2,002,584      1.17%(b)     1.17%(b)(h)       1.48%(b)     12%
 Class B......................      4.09(d)     341,387      2.02(b)      2.02(b)(h)        0.64(b)      --
 Class C......................      4.16(d)     283,986      1.89(b)      1.89(b)(h)        0.77(b)      --
 Class Y......................      4.75(d)     100,593      0.74(b)      0.74(b)(h)        1.87(b)      --
 For the Year Ended October
   31, 2004
 Class A......................     12.53(i)   1,838,567      1.23         1.23(h)           0.96         25
 Class B......................     11.62        319,512      2.04         2.04(h)           0.16         --
 Class C......................     11.76(i)     277,706      1.90         1.90(h)           0.29         --
 Class Y......................     13.06         69,088      0.75         0.75(h)           1.44         --
 For the Year Ended October
   31, 2003
 Class A......................     18.42      1,296,982      1.41         1.40              0.88         31
 Class B......................     17.52        257,856      2.14         2.13              0.16         --
 Class C......................     17.67        230,348      2.02         2.02              0.27         --
 Class Y......................     19.03         42,107      0.81         0.81              1.44         --
 For the Year Ended October
   31, 2002(f)
 Class A......................    (10.64)       808,633      1.46         1.40              0.78         33
 Class B......................    (11.15)       185,731      2.13         2.10              0.08         --
 Class C......................    (11.08)       164,260      2.02         2.02              0.15         --
 Class Y......................    (10.00)        14,790      0.82         0.82              1.36         --
 For the Year Ended October
   31, 2001
 Class A......................     (7.67)       521,543      1.36         1.31              1.06         55
 Class B......................     (8.34)       150,592      2.03         2.03              0.34         --
 Class C......................     (8.33)       117,108      2.03         2.03              0.35         --
 Class Y......................     (7.20)        26,326      0.82         0.82              1.55         --
 For the Ten Months Ended
   October 31, 2000
 Class A......................      6.77(d)     294,903      1.36(b)      1.31(b)           0.99(b)      56
 Class B......................      6.17(d)     118,936      2.03(b)      2.03(b)           0.27(b)      --
 Class C......................      6.17(d)      63,503      2.03(b)      2.03(b)           0.27(b)      --
 Class Y......................      7.37(d)      22,441      0.85(b)      0.85(b)           1.45(b)      --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(h) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. For the six month period ended April 30, 2005, had the commission recapture been included, the ratio would have been 1.17%, 2.01%, 1.89% and 0.73% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the commission recapture been included, the ratio would have been 1.22%, 2.03%, 1.89% and 0.74% for Classes A, B, C and Y, respectively.
(i) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total return would have been 12.47% and 11.72% for Classes A and C, respectively. The net asset impact of the Payment from Affiliate was $0.01 and $0.01 for Classes A and C, respectively.
(j)  This includes a tax return of capital of less than $0.01.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM                        NET ASSET
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS   VALUE AT
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM           END
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL      OF PERIOD
                                ---------   ----------   ------------   ----------   -------------   -------------   ---------
THE HARTFORD EQUITY INCOME
 FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................   $11.28       $ 0.13        $ 0.60        $(0.13)       $(0.02)          $  --        $11.86
 Class B......................    11.26         0.08          0.59         (0.08)        (0.02)             --         11.83
 Class C......................    11.27         0.09          0.59         (0.09)        (0.02)             --         11.84
 Class Y......................    11.33         0.14          0.62         (0.16)        (0.02)             --         11.91
 For the Year Ended October
   31, 2004
 Class A......................    10.37         0.21          0.90         (0.20)           @@              --         11.28
 Class B......................    10.36         0.13          0.89         (0.12)           @@              --         11.26
 Class C......................    10.36         0.15          0.89         (0.13)           @@              --         11.27
 Class Y......................    10.39         0.24          0.95         (0.25)           @@              --         11.33
 From inception August 28,
   2003, through October 31,
   2003
 Class A......................    10.00         0.02          0.35            --            --              --         10.37
 Class B......................    10.00         0.01          0.35            --            --              --         10.36
 Class C......................    10.00         0.01          0.35            --            --              --         10.36
 Class Y......................    10.00         0.04          0.35            --            --              --         10.39
THE HARTFORD FOCUS FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................     9.14         0.06          0.16            @@            --              --          9.36
 Class B......................     8.92         0.02          0.16            --            --              --          9.10
 Class C......................     8.92         0.02          0.17            --            --              --          9.11
 Class Y......................     9.28         0.10          0.16         (0.03)           --              --          9.51
 For the Year Ended October
   31, 2004
 Class A......................     8.94        (0.02)         0.22            --            --              --          9.14
 Class B......................     8.79        (0.10)         0.23            --            --              --          8.92
 Class C......................     8.78        (0.09)         0.23            --            --              --          8.92
 Class Y......................     9.04         0.03          0.21            --            --              --          9.28
 For the Year Ended October
   31, 2003
 Class A......................     7.32        (0.02)         1.64            --            --              --          8.94
 Class B......................     7.25        (0.08)         1.62            --            --              --          8.79
 Class C......................     7.24        (0.08)         1.62            --            --              --          8.78
 Class Y......................     7.37         0.01          1.66            --            --              --          9.04
 For the Year Ended October
   31, 2002(f)
 Class A......................     8.82        (0.05)        (1.45)           --            --              --          7.32
 Class B......................     8.79        (0.12)        (1.42)           --            --              --          7.25
 Class C......................     8.79        (0.12)        (1.43)           --            --              --          7.24
 Class Y......................     8.83           @@         (1.46)           --            --              --          7.37
 From inception May 24, 2001,
   through October 31, 2001
 Class A......................    10.00        (0.01)        (1.17)           --            --              --          8.82
 Class B......................    10.00        (0.03)        (1.18)           --            --              --          8.79
 Class C......................    10.00        (0.04)        (1.17)           --            --              --          8.79
 Class Y......................    10.00         0.01         (1.18)           --            --              --          8.83

                                        -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                --------------------------------------------------------------------------------
                                                           RATIO OF      RATIO OF          RATIO OF
                                                           EXPENSES      EXPENSES            NET
                                             NET ASSETS   TO AVERAGE    TO AVERAGE        INVESTMENT
                                             AT END OF    NET ASSETS    NET ASSETS          INCOME     PORTFOLIO
                                  TOTAL        PERIOD       BEFORE        AFTER           TO AVERAGE   TURNOVER
                                RETURN(C)     (000'S)      WAIVERS       WAIVERS          NET ASSETS    RATE(E)
                                ---------    ----------   ----------    ----------        ----------   ---------
THE HARTFORD EQUITY INCOME
 FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................      6.52%(d)  $307,160       1.34%(b)      0.51%(b)(g)       2.37%(b)       8%
 Class B......................      6.00(d)     27,750       2.19(b)       1.39(b)(g)        1.49(b)       --
 Class C......................      6.08(d)     50,404       2.03(b)       1.23(b)(g)        1.66(b)       --
 Class Y......................      6.71(d)        779       0.93(b)       0.13(b)(g)        2.68(b)       --
 For the Year Ended October
   31, 2004
 Class A......................     10.82       211,826       1.40          0.56(g)           2.26          22
 Class B......................      9.93        18,438       2.20          1.37(g)           1.46          --
 Class C......................     10.12        44,043       2.02          1.19(g)           1.64          --
 Class Y......................     11.53           375       0.91          0.11(g)           2.73          --
 From inception August 28,
   2003, through October 31,
   2003
 Class A......................      3.70(d)     26,649       1.53(b)       0.73(b)           1.81(b)        1
 Class B......................      3.60(d)      2,421       2.27(b)       1.47(b)           1.10(b)       --
 Class C......................      3.60(d)      7,639       2.15(b)       1.35(b)           1.23(b)       --
 Class Y......................      3.90(d)        104       0.93(b)       0.13(b)           2.17(b)       --
THE HARTFORD FOCUS FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................      2.46(d)     55,458       1.64(b)       1.60(b)(h)        1.19(b)       51
 Class B......................      2.02(d)     16,148       2.44(b)       2.35(b)(h)        0.41(b)       --
 Class C......................      2.13(d)     18,752       2.35(b)       2.35(b)(h)        0.46(b)       --
 Class Y......................      2.81(d)        461       1.15(b)       1.15(b)(h)        1.87(b)       --
 For the Year Ended October
   31, 2004
 Class A......................      2.24(i)     67,212       1.62          1.62(h)          (0.25)        104
 Class B......................      1.48(i)     18,610       2.36          2.35(h)          (0.98)         --
 Class C......................      1.59(i)     23,901       2.28          2.28(h)          (0.91)         --
 Class Y......................      2.65           815       1.11          1.11(h)           0.27          --
 For the Year Ended October
   31, 2003
 Class A......................     22.13        70,002       1.76          1.65             (0.29)        138
 Class B......................     21.24        21,058       2.49          2.35             (1.00)         --
 Class C......................     21.27        27,158       2.36          2.35             (0.99)         --
 Class Y......................     22.66           719       1.17          1.17              0.17          --
 For the Year Ended October
   31, 2002(f)
 Class A......................    (17.01)       66,432       1.76          1.65             (0.53)        215
 Class B......................    (17.52)       18,862       2.43          2.35             (1.23)         --
 Class C......................    (17.63)       25,847       2.34          2.34             (1.22)         --
 Class Y......................    (16.54)          509       1.14          1.14              0.09          --
 From inception May 24, 2001,
   through October 31, 2001
 Class A......................    (11.80)(d)    66,970       1.68(b)       1.63(b)          (0.18)(b)     109
 Class B......................    (12.10)(d)    18,524       2.35(b)       2.35(b)          (0.89)(b)      --
 Class C......................    (12.10)(d)    24,142       2.35(b)       2.35(b)          (0.89)(b)      --
 Class Y......................    (11.70)(d)         9       1.20(b)       1.20(b)           0.25(b)       --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. For the six month period ended April 30, 2005, had the commission recapture been included, the ratio would have been 0.51%,1.39%, 1.23% and 0.13% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the commission recapture been included, the ratio would have been 0.56%, 1.36%, 1.19% and 0.10% for Classes A, B, C and Y, respectively.
(h) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. For the six month period ended April 30, 2005, had the commission recapture been included, the ratio would have been 1.58%, 2.33%, 2.33% and 1.13% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the commission recapture been included, the ratio would have been 1.59%, 2.32%, 2.25% and 1.08% for Classes A, B, C and Y, respectively.
(i) Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total return would have been 2.21%, 1.48% and 1.53% for Classes A, B and C, respectively. The net asset impact of the Payment from Affiliate was less than $0.01 for Classes A and B and $0.01 for Class C.
@@   The amount per share rounds to zero.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM                        NET ASSET
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS   VALUE AT
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM           END
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL      OF PERIOD
                                ---------   ----------   ------------   ----------   -------------   -------------   ---------
THE HARTFORD GLOBAL
 COMMUNICATIONS FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................   $ 5.48       $ 0.04        $ 0.42        $(0.05)        $  --           $  --         $5.89
 Class B......................     5.34         0.02          0.40         (0.02)           --              --          5.74
 Class C......................     5.33         0.02          0.41         (0.02)           --              --          5.74
 Class Y......................     5.60         0.06          0.42         (0.08)           --              --          6.00
 For the Year Ended October
   31, 2004(f)
 Class A......................     4.67         0.06          0.75            --            --              --          5.48
 Class B......................     4.58         0.02          0.74            --            --              --          5.34
 Class C......................     4.57         0.02          0.74            --            --              --          5.33
 Class Y......................     4.74         0.09          0.77            --            --              --          5.60
 For the Year Ended October
   31, 2003
 Class A......................     3.24        (0.01)         1.44            --            --              --          4.67
 Class B......................     3.19        (0.03)         1.42            --            --              --          4.58
 Class C......................     3.19        (0.03)         1.41            --            --              --          4.57
 Class Y......................     3.26         0.01          1.47            --            --              --          4.74
 For the Year Ended October
   31, 2002(f)
 Class A......................     4.57           @@         (1.33)           --            --              --          3.24
 Class B......................     4.54        (0.04)        (1.31)           --            --              --          3.19
 Class C......................     4.54        (0.04)        (1.31)           --            --              --          3.19
 Class Y......................     4.60           @@         (1.34)           --            --              --          3.26
 For the Year Ended October
   31, 2001
 Class A......................    10.00        (0.02)        (5.41)           --            --              --          4.57
 Class B......................    10.00        (0.05)        (5.41)           --            --              --          4.54
 Class C......................    10.00        (0.05)        (5.41)           --            --              --          4.54
 Class Y......................    10.00           @@         (5.40)           --            --              --          4.60

                                       -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                -------------------------------------------------------------------------------
                                                           RATIO OF     RATIO OF          RATIO OF
                                                           EXPENSES     EXPENSES            NET
                                             NET ASSETS   TO AVERAGE   TO AVERAGE        INVESTMENT
                                             AT END OF    NET ASSETS   NET ASSETS          INCOME     PORTFOLIO
                                  TOTAL        PERIOD       BEFORE       AFTER           TO AVERAGE   TURNOVER
                                RETURN(C)     (000'S)      WAIVERS      WAIVERS          NET ASSETS    RATE(E)
                                ---------    ----------   ----------   ----------        ----------   ---------
THE HARTFORD GLOBAL
 COMMUNICATIONS FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................      8.38%(d)  $10,795        2.14%(b)     1.60%(b)(h)       1.29%(b)      22%
 Class B......................      7.76(d)     1,881        3.42(b)      2.35(b)(h)        0.58(b)       --
 Class C......................      7.97(d)     1,795        3.15(b)      2.35(b)(h)        0.71(b)       --
 Class Y......................      8.42(d)       184        1.56(b)      1.20(b)(h)        1.70(b)       --
 For the Year Ended October
   31, 2004(f)
 Class A......................     17.34        8,929        1.93         1.65(h)           1.08          85
 Class B......................     16.59        1,482        3.32         2.35(h)           0.37          --
 Class C......................     16.63        1,306        2.97         2.35(h)           0.43          --
 Class Y......................     18.14          170        1.30         1.20(h)           1.69          --
 For the Year Ended October
   31, 2003
 Class A......................     44.14        6,419        1.95         1.65             (0.08)        100
 Class B......................     43.57        1,555        2.68         2.35             (0.79)         --
 Class C......................     43.26        1,305        2.55         2.35             (0.77)         --
 Class Y......................     45.40          724        1.35         1.20              0.38          --
 For the Year Ended October
   31, 2002(f)
 Class A......................    (29.10)       3,506        2.03         1.65             (0.10)         84
 Class B......................    (29.74)         846        2.70         2.35             (0.80)         --
 Class C......................    (29.74)         736        2.57         2.35             (0.78)         --
 Class Y......................    (29.13)         481        1.27         1.20              0.40          --
 For the Year Ended October
   31, 2001
 Class A......................    (54.30)       4,050        1.73         1.66             (0.42)         84
 Class B......................    (54.60)         832        2.46         2.36             (1.12)         --
 Class C......................    (54.60)         875        2.44         2.36             (1.12)         --
 Class Y......................    (54.00)         460        1.20         1.20              0.03          --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g)  Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. For the six month period ended April 30, 2005, had the commission recapture been included, the ratio would have been 1.59%, 2.34%, 2.34% and 1.19% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the commission recapture been included, the ratio would have been 1.63%, 2.33%, 2.33% and 1.17% for Classes A, B, C and Y, respectively.
@@   The amount per share rounds to zero.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM                        NET ASSET
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS   VALUE AT
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM           END
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL      OF PERIOD
                                ---------   ----------   ------------   ----------   -------------   -------------   ---------
THE HARTFORD GLOBAL FINANCIAL
 SERVICES FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................   $10.44       $ 0.07        $ 0.36        $(0.13)        $  --           $  --        $10.74
 Class B......................    10.26         0.03          0.35         (0.06)           --              --         10.58
 Class C......................    10.26         0.03          0.35         (0.06)           --              --         10.58
 Class Y......................    10.55         0.08          0.38         (0.18)           --              --         10.83
 For the Year Ended October
   31, 2004(f)
 Class A......................     9.71         0.12          0.69         (0.08)           --              --         10.44
 Class B......................     9.55         0.05          0.69         (0.03)           --              --         10.26
 Class C......................     9.55         0.05          0.69         (0.03)           --              --         10.26
 Class Y......................     9.79         0.17          0.71         (0.12)           --              --         10.55
 For the Year Ended October
   31, 2003
 Class A......................     8.03         0.07          1.65         (0.04)           --              --          9.71
 Class B......................     7.92         0.02          1.61            --            --              --          9.55
 Class C......................     7.92         0.02          1.61            --            --              --          9.55
 Class Y......................     8.10         0.13          1.64         (0.08)           --              --          9.79
 For the Year Ended October
   31, 2002(f)
 Class A......................     9.37         0.04         (1.38)           --            --              --          8.03
 Class B......................     9.30        (0.02)        (1.36)           --            --              --          7.92
 Class C......................     9.30        (0.02)        (1.36)           --            --              --          7.92
 Class Y......................     9.41         0.08         (1.39)           --            --              --          8.10
 For the Year Ended October
   31, 2001
 Class A......................    10.00         0.02         (0.65)           --            --              --          9.37
 Class B......................    10.00        (0.03)        (0.67)           --            --              --          9.30
 Class C......................    10.00        (0.03)        (0.67)           --            --              --          9.30
 Class Y......................    10.00         0.07         (0.66)           --            --              --          9.41

                                       -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ------------------------------------------------------------------------------
                                                          RATIO OF     RATIO OF          RATIO OF
                                                          EXPENSES     EXPENSES            NET
                                            NET ASSETS   TO AVERAGE   TO AVERAGE        INVESTMENT
                                            AT END OF    NET ASSETS   NET ASSETS          INCOME     PORTFOLIO
                                  TOTAL       PERIOD       BEFORE       AFTER           TO AVERAGE   TURNOVER
                                RETURN(C)    (000'S)      WAIVERS      WAIVERS          NET ASSETS    RATE(E)
                                ---------   ----------   ----------   ----------        ----------   ---------
THE HARTFORD GLOBAL FINANCIAL
 SERVICES FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................     4.06%(d)  $13,396        1.95%(b)     1.60%(b)(h)       1.33%(b)      22%
 Class B......................     3.64(d)     3,142        2.97(b)      2.35(b)(h)        0.57(b)       --
 Class C......................     3.64(d)     2,605        2.85(b)      2.35(b)(h)        0.62(b)       --
 Class Y......................     4.25(d)       694        1.45(b)      1.20(b)(h)        1.75(b)       --
 For the Year Ended October
   31, 2004(f)
 Class A......................     8.42       12,910        1.78         1.65(h)           1.17          85
 Class B......................     7.71        3,043        2.80         2.35(h)           0.44          --
 Class C......................     7.71        2,459        2.68         2.35(h)           0.44          --
 Class Y......................     9.06          642        1.27         1.20(h)           1.54          --
 For the Year Ended October
   31, 2003
 Class A......................    21.48       12,652        1.90         1.65              0.93          93
 Class B......................    20.58        3,681        2.62         2.35              0.22          --
 Class C......................    20.58        3,197        2.50         2.35              0.23          --
 Class Y......................    22.01        1,580        1.31         1.20              1.38          --
 For the Year Ended October
   31, 2002(f)
 Class A......................   (14.30)       9,739        1.98         1.65              0.51          76
 Class B......................   (14.84)       2,755        2.68         2.35             (0.20)         --
 Class C......................   (14.84)       2,548        2.54         2.35             (0.20)         --
 Class Y......................   (13.92)       1,435        1.25         1.20              0.96          --
 For the Year Ended October
   31, 2001
 Class A......................    (6.30)       9,946        1.89         1.70              0.25         115
 Class B......................    (7.00)       2,052        2.61         2.40             (0.45)         --
 Class C......................    (7.00)       2,053        2.60         2.40             (0.45)         --
 Class Y......................    (5.90)         941        1.35         1.24              0.70          --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g)  Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. For the six month period ended April 30, 2005, had the commission recapture been included, the ratio would have been 1.57%, 2.32%, 2.32% and 1.17% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the commission recapture been included, the ratio would have been 1.63%, 2.33%, 2.33% and 1.18% for Classes A, B, C and Y, respectively.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM                        NET ASSET
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS   VALUE AT
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM           END
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL      OF PERIOD
                                ---------   ----------   ------------   ----------   -------------   -------------   ---------
THE HARTFORD GLOBAL HEALTH
 FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................   $15.00       $(0.03)       $ 0.82        $  --         $(0.77)          $  --        $15.02
 Class B......................    14.50        (0.09)         0.80           --          (0.77)             --         14.44
 Class C......................    14.51        (0.09)         0.79           --          (0.77)             --         14.44
 Class Y......................    15.41           @@          0.84           --          (0.77)             --         15.48
 For the Year Ended October
   31, 2004
 Class A......................    13.80        (0.10)         1.36           --          (0.06)             --         15.00
 Class B......................    13.43        (0.20)         1.33           --          (0.06)             --         14.50
 Class C......................    13.44        (0.20)         1.32           --          (0.06)             --         14.51
 Class Y......................    14.09        (0.02)         1.40           --          (0.06)             --         15.41
 For the Year Ended October
   31, 2003
 Class A......................    11.42        (0.07)         2.75           --          (0.30)             --         13.80
 Class B......................    11.20        (0.15)         2.68           --          (0.30)             --         13.43
 Class C......................    11.21        (0.15)         2.68           --          (0.30)             --         13.44
 Class Y......................    11.61        (0.02)         2.80           --          (0.30)             --         14.09
 For the Year Ended October
   31, 2002(f)
 Class A......................    13.47        (0.09)        (1.68)          --          (0.28)             --         11.42
 Class B......................    13.31        (0.18)        (1.65)          --          (0.28)             --         11.20
 Class C......................    13.32        (0.18)        (1.65)          --          (0.28)             --         11.21
 Class Y......................    13.58        (0.02)        (1.67)          --          (0.28)             --         11.61
 For the Year Ended October
   31, 2001
 Class A......................    13.86        (0.06)         0.23           --          (0.56)             --         13.47
 Class B......................    13.81        (0.12)         0.18           --          (0.56)             --         13.31
 Class C......................    13.81        (0.13)         0.20           --          (0.56)             --         13.32
 Class Y......................    13.89        (0.01)         0.26           --          (0.56)             --         13.58
 From inception May 1, 2000,
   through October 31, 2000
 Class A......................    10.00        (0.01)         3.87           --             --              --         13.86
 Class B......................    10.00        (0.04)         3.85           --             --              --         13.81
 Class C......................    10.00        (0.04)         3.85           --             --              --         13.81
 Class Y......................    10.00         0.01          3.88           --             --              --         13.89

                                        -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ---------------------------------------------------------------------------------
                                                           RATIO OF     RATIO OF            RATIO OF
                                                           EXPENSES     EXPENSES              NET
                                             NET ASSETS   TO AVERAGE   TO AVERAGE          INVESTMENT
                                             AT END OF    NET ASSETS   NET ASSETS            INCOME     PORTFOLIO
                                  TOTAL        PERIOD       BEFORE       AFTER             TO AVERAGE   TURNOVER
                                RETURN(C)     (000'S)      WAIVERS      WAIVERS            NET ASSETS    RATE(E)
                                ---------    ----------   ----------   ----------          ----------   ---------
THE HARTFORD GLOBAL HEALTH
 FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................      5.29%(d)  $178,096       1.75%(b)     1.60%(b)(h)        (0.45)%(b)   27%
 Class B......................      4.90(d)     66,581       2.55(b)      2.35(b)(h)         (1.20)(b)     --
 Class C......................      4.83(d)     62,974       2.39(b)      2.35(b)(h)         (1.20)(b)     --
 Class Y......................      5.49(d)    154,028       1.12(b)      1.12(b)(h)          0.43(b)      --
 For the Year Ended October
   31, 2004
 Class A......................      9.21       170,672       1.81         1.65(h)            (0.68)        41
 Class B......................      8.49        66,035       2.55         2.35(h)            (1.38)        --
 Class C......................      8.49        61,390       2.37         2.35(h)            (1.38)        --
 Class Y......................      9.88         1,299       1.12         1.12(h)            (0.14)        --
 For the Year Ended October
   31, 2003
 Class A......................     24.02       126,630       1.76         1.65               (0.62)        37
 Class B......................     23.13        56,378       2.49         2.35               (1.31)
 Class C......................     23.11        51,606       2.36         2.35               (1.31)        --
 Class Y......................     24.50         1,095       1.19         1.19               (0.15)        --
 For the Year Ended October
   31, 2002(f)
 Class A......................    (13.43)      101,881       1.79         1.65               (0.70)        63
 Class B......................    (14.05)       45,659       2.48         2.35               (1.40)        --
 Class C......................    (14.08)       43,042       2.35         2.35               (1.40)        --
 Class Y......................    (12.68)          881       1.17         1.17               (0.22)        --
 For the Year Ended October
   31, 2001
 Class A......................      1.18        98,971       1.67         1.62               (0.61)        58
 Class B......................      0.36        42,578       2.36         2.35               (1.33)        --
 Class C......................      0.43        44,306       2.33         2.33               (1.31)        --
 Class Y......................      1.78         4,340       1.12         1.12               (0.11)        --
 From inception May 1, 2000,
   through October 31, 2000
 Class A......................     38.74(d)     44,917       1.72(b)      1.65(b)            (0.33)(b)     92
 Class B......................     38.24(d)     20,574       2.43(b)      2.35(b)            (1.03)(b)     --
 Class C......................     38.24(d)     26,830       2.40(b)      2.35(b)            (1.03)(b)     --
 Class Y......................     39.04(d)      2,507       1.20(b)      1.20(b)             0.12(b)      --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g)  Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. For the six month period ended April 30, 2005, had the commission recapture been included, the ratio would have been 1.59%, 2.34%, 2.34% and 1.19% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the commission recapture been included, the ratio would have been 1.63%, 2.34%, 2.34% and 1.10% for Classes A, B, C and Y, respectively.
@@  The amount rounds to zero.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM                        NET ASSET
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS   VALUE AT
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM           END
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL      OF PERIOD
                                ---------   ----------   ------------   ----------   -------------   -------------   ---------
THE HARTFORD GLOBAL LEADERS
 FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................   $16.49       $ 0.06        $(0.67)       $  --         $   --          $   --        $15.88
 Class B......................    15.77        (0.01)        (0.64)          --             --              --         15.12
 Class C......................    15.84           @@         (0.65)          --             --              --         15.19
 Class Y......................    17.06         0.10         (0.70)          --             --              --         16.46
 For the Year Ended October
   31, 2004
 Class A......................    13.96        (0.06)         2.59           --             --              --         16.49
 Class B......................    13.45        (0.17)         2.49           --             --              --         15.77
 Class C......................    13.49        (0.15)         2.50           --             --              --         15.84
 Class Y......................    14.34         0.03          2.69           --             --              --         17.06
 For the Year Ended October
   31, 2003
 Class A......................    11.21        (0.03)         2.78           --             --              --         13.96
 Class B......................    10.88        (0.12)         2.69           --             --              --         13.45
 Class C......................    10.90        (0.11)         2.70           --             --              --         13.49
 Class Y......................    11.45         0.03          2.86           --             --              --         14.34
 For the Year Ended October
   31, 2002(f)
 Class A......................    12.83         0.02         (1.64)          --             --              --         11.21
 Class B......................    12.54        (0.07)        (1.59)          --             --              --         10.88
 Class C......................    12.55        (0.06)        (1.59)          --             --              --         10.90
 Class Y......................    13.03         0.05         (1.63)          --             --              --         11.45
 For the Year Ended October
   31, 2001
 Class A......................    17.55         0.01         (4.54)                      (0.18)          (0.01)        12.83
 Class B......................    17.29        (0.08)        (4.48)          --          (0.18)          (0.01)        12.54
 Class C......................    17.30        (0.10)        (4.46)          --          (0.18)          (0.01)        12.55
 Class Y......................    17.73         0.08         (4.59)          --          (0.18)          (0.01)        13.03
 For the Ten Months Ended
   October 31, 2000
 Class A......................    18.56           @@         (0.92)          --          (0.09)             --         17.55
 Class B......................    18.40        (0.06)        (0.96)          --          (0.09)             --         17.29
 Class C......................    18.40        (0.06)        (0.95)          --          (0.09)             --         17.30
 Class Y......................    18.68         0.03         (0.89)          --          (0.09)             --         17.73

                                        -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ---------------------------------------------------------------------------------
                                                            RATIO OF     RATIO OF           RATIO OF
                                                            EXPENSES     EXPENSES             NET
                                              NET ASSETS   TO AVERAGE   TO AVERAGE         INVESTMENT
                                              AT END OF    NET ASSETS   NET ASSETS           INCOME     PORTFOLIO
                                  TOTAL         PERIOD       BEFORE       AFTER            TO AVERAGE   TURNOVER
                                RETURN(C)      (000'S)      WAIVERS      WAIVERS           NET ASSETS    RATE(E)
                                ---------     ----------   ----------   ----------         ----------   ---------
THE HARTFORD GLOBAL LEADERS
 FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................     (3.70)%(d)  $445,553       1.57%(b)     1.48%(b)(h)        0.71%(b)    157%
 Class B......................     (4.12)(d)     83,275       2.51(b)      2.35(b)(h)        (0.16)(b)      --
 Class C......................     (4.10)(d)     77,844       2.24(b)      2.24(b)(h)        (0.05)(b)      --
 Class Y......................     (3.52)(d)     68,872       0.96(b)      0.96(b)(h)         1.23(b)       --
 For the Year Ended October
   31, 2004
 Class A......................     18.12        466,013       1.62         1.62(h)           (0.36)        271
 Class B......................     17.25         90,179       2.52         2.35(h)           (1.09)         --
 Class C......................     17.42         87,518       2.24         2.24(h)           (0.98)         --
 Class Y......................     18.97         58,791       0.93         0.93(h)            0.31          --
 For the Year Ended October
   31, 2003
 Class A......................     24.53        464,610       1.62         1.61              (0.29)        320
 Class B......................     23.62         78,923       2.36         2.35              (1.01)         --
 Class C......................     23.76         78,303       2.23         2.23              (0.89)         --
 Class Y......................     25.24         19,043       1.00         1.00               0.28          --
 For the Year Ended October
   31, 2002(f)
 Class A......................    (12.63)       354,407       1.66         1.61               0.24         323
 Class B......................    (13.24)        70,280       2.33         2.33              (0.48)         --
 Class C......................    (13.15)        75,174       2.21         2.21              (0.36)         --
 Class Y......................    (12.13)         6,167       1.00         1.00               0.84          --
 For the Year Ended October
   31, 2001
 Class A......................    (26.07)       247,094       1.53         1.48               0.08         382
 Class B......................    (26.64)        62,973       2.23         2.23              (0.66)         --
 Class C......................    (26.62)       103,574       2.19         2.19              (0.63)         --
 Class Y......................    (25.68)         7,908       0.98         0.98               0.58          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................     (4.98)(d)    255,959       1.53(b)      1.48(b)           (0.06)(b)     290
 Class B......................     (5.56)(d)     75,702       2.22(b)      2.22(b)           (0.80)(b)      --
 Class C......................     (5.51)(d)    142,549       2.19(b)      2.19(b)           (0.77)(b)      --
 Class Y......................     (4.62)(d)     10,001       1.01(b)      1.01(b)            0.41(b)       --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g)  Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. For the six month period ended April 30, 2005, had the commission recapture been included, the ratio would have been 1.40%, 2.27%, 2.17% and 0.88% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the commission recapture been included, the ratio would have been 1.53%, 2.26%, 2.15% and 0.84% for Classes A, B, C and Y, respectively.
@@  The amount rounds to zero.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM                        NET ASSET
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS   VALUE AT
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM           END
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL      OF PERIOD
                                ---------   ----------   ------------   ----------   -------------   -------------   ---------
THE HARTFORD GLOBAL TECHNOLOGY
 FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................   $ 4.42       $ 0.02        $(0.16)       $   --        $   --           $  --        $ 4.28
 Class B......................     4.28           @@         (0.16)           --            --              --          4.12
 Class C......................     4.28         0.01         (0.17)           --            --              --          4.12
 Class Y......................     4.51         0.05         (0.19)           --            --              --          4.37
 For the Year Ended October
   31, 2004
 Class A......................     4.68        (0.07)        (0.19)           --            --              --          4.42
 Class B......................     4.56        (0.10)        (0.18)           --            --              --          4.28
 Class C......................     4.56        (0.11)        (0.17)           --            --              --          4.28
 Class Y......................     4.75        (0.04)        (0.20)           --            --              --          4.51
 For the Year Ended October
   31, 2003
 Class A......................     2.98        (0.04)         1.74            --            --              --          4.68
 Class B......................     2.92        (0.06)         1.70            --            --              --          4.56
 Class C......................     2.92        (0.06)         1.70            --            --              --          4.56
 Class Y......................     3.01        (0.03)         1.77            --            --              --          4.75
 For the Year Ended October
   31, 2002(f)
 Class A......................     4.01        (0.12)        (0.91)           --            --              --          2.98
 Class B......................     3.96        (0.18)        (0.86)           --            --              --          2.92
 Class C......................     3.97        (0.19)        (0.86)           --            --              --          2.92
 Class Y......................     4.04        (0.14)        (0.89)           --            --              --          3.01
 For the Year Ended October
   31, 2001
 Class A......................     8.72        (0.08)        (4.55)           --         (0.08)             --          4.01
 Class B......................     8.68        (0.11)        (4.53)           --         (0.08)             --          3.96
 Class C......................     8.68        (0.11)        (4.52)           --         (0.08)             --          3.97
 Class Y......................     8.73        (0.04)        (4.57)           --         (0.08)             --          4.04
 From inception May 1, 2000,
   through October 31, 2000
 Class A......................    10.00        (0.05)        (1.23)           --            --              --          8.72
 Class B......................    10.00        (0.07)        (1.25)           --            --              --          8.68
 Class C......................    10.00        (0.06)        (1.26)           --            --              --          8.68
 Class Y......................    10.00        (0.02)        (1.25)           --            --              --          8.73
THE HARTFORD GROWTH ALLOCATION
 FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................    10.36         0.04          0.20         (0.03)           --              --         10.57
 Class B......................    10.34           @@          0.20         (0.01)           --              --         10.53
 Class C......................    10.33           @@          0.21         (0.01)           --              --         10.53
 From (commencement of
   operations) May 28, 2004,
   through October 31, 2004
 Class A......................    10.00           @@          0.36            --            --              --         10.36
 Class B......................    10.00        (0.01)         0.35            --            --              --         10.34
 Class C......................    10.00        (0.01)         0.34            --            --              --         10.33

                                        -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                --------------------------------------------------------------------------------
                                                            RATIO OF     RATIO OF          RATIO OF
                                                            EXPENSES     EXPENSES            NET
                                              NET ASSETS   TO AVERAGE   TO AVERAGE        INVESTMENT
                                              AT END OF    NET ASSETS   NET ASSETS          INCOME     PORTFOLIO
                                  TOTAL         PERIOD       BEFORE       AFTER           TO AVERAGE   TURNOVER
                                RETURN(C)      (000'S)      WAIVERS      WAIVERS          NET ASSETS    RATE(E)
                                ---------     ----------   ----------   ----------        ----------   ---------
THE HARTFORD GLOBAL TECHNOLOGY
 FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................    (3.17)%(d)   $ 26,251       2.24%(b)     1.60%(b)(h)       1.00%(b)      76%
 Class B......................    (3.74)(d)      11,475       3.08(b)      2.35(b)(h)        0.21(b)       --
 Class C......................    (3.74)(d)      10,464       2.77(b)      2.35(b)(h)        0.37(b)       --
 Class Y......................    (3.10)(d)         752       1.23(b)      1.20(b)(h)        1.77(b)       --
 For the Year Ended October
   31, 2004
 Class A......................    (5.56)         31,418       2.14         1.65(h)          (1.37)        165
 Class B......................    (6.14)         12,978       2.96         2.35(h)          (2.07)         --
 Class C......................    (6.14)         13,891       2.62         2.35(h)          (2.07)         --
 Class Y......................    (5.05)          1,186       1.15         1.15(h)          (0.85)         --
 For the Year Ended October
   31, 2003
 Class A......................    57.05          32,388       1.77         1.65             (1.28)        163
 Class B......................    56.16          13,991       2.50         2.35             (1.98)         --
 Class C......................    56.16          16,513       2.37         2.35             (1.99)         --
 Class Y......................    57.81             886       1.18         1.18             (0.82)         --
 For the Year Ended October
   31, 2002(f)
 Class A......................   (25.69)         18,321       1.86         1.65             (1.44)        174
 Class B......................   (26.26)          8,170       2.54         2.35             (2.14)         --
 Class C......................   (26.45)          9,560       2.39         2.35             (2.15)         --
 Class Y......................   (25.50)            512       1.15         1.15             (0.97)         --
 For the Year Ended October
   31, 2001
 Class A......................   (53.56)         24,824       1.71         1.66             (1.24)        253
 Class B......................   (53.93)         10,962       2.43         2.36             (1.94)         --
 Class C......................   (53.81)         15,581       2.37         2.36             (1.94)         --
 Class Y......................   (53.27)          4,602       1.13         1.13             (0.71)         --
 From inception May 1, 2000,
   through October 31, 2000
 Class A......................   (14.26)(d)      33,221       1.77(b)      1.66(b)          (1.37)(b)     104
 Class B......................   (14.65)(d)      15,676       2.46(b)      2.35(b)          (2.07)(b)      --
 Class C......................   (14.65)(d)      21,615       2.43(b)      2.35(b)          (2.07)(b)      --
 Class Y......................   (14.16)(d)       4,677       1.32(b)      1.20(b)          (0.92)(b)      --
THE HARTFORD GROWTH ALLOCATION
 FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................     2.34(d)      132,436       0.75(b)(g)    0.65(b)(g)       0.56(b)       @@
 Class B......................     1.98(d)       42,989       1.55(b)(g)    1.31(b)(g)      (0.09)(b)      --
 Class C......................     2.07(d)       64,115       1.50(b)(g)    1.31(b)(g)      (0.09)(b)      --
 From (commencement of
   operations) May 28, 2004,
   through October 31, 2004
 Class A......................     3.60(d)       43,279       0.72(b)(g)    0.63(b)(g)       0.13(b)       @@
 Class B......................     3.40(d)       14,177       1.52(b)(g)    1.28(b)(g)      (0.53)(b)      --
 Class C......................     3.30(d)       21,221       1.44(b)(g)    1.28(b)(g)      (0.52)(b)      --

---------------
(a) Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)  Annualized.
(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)  Not annualized.
(e) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f) Per share amounts have been calculated using average shares outstanding method.
(g)  Expense ratios do not include expenses of the underlying funds.
(h) The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. For the six month period ended April 30, 2005, had the commission recapture been included, the ratio would have been 1.57%, 2.31%, 2.31% and 1.17% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the commission recapture been included, the ratio would have been 1.60%, 2.30%, 2.30% and 1.09% for Classes A, B, C and Y, respectively.
@@   The amount rounds to zero.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM                        NET ASSET
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS   VALUE AT
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM         END OF
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL       PERIOD
                                ---------   ----------   ------------   ----------   -------------   -------------   ---------
THE HARTFORD GROWTH FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................   $16.19       $   @@        $(0.13)       $  --         $   --           $  --        $16.06
 Class B......................    14.49        (0.06)        (0.11)          --             --              --         14.32
 Class C......................    14.50        (0.05)        (0.12)          --             --              --         14.33
 Class H......................    14.59        (0.03)        (0.13)          --             --              --         14.43
 Class L......................    16.32         0.03         (0.15)          --             --              --         16.20
 Class M......................    14.57        (0.03)        (0.13)          --             --              --         14.41
 Class N......................    14.57        (0.03)        (0.13)          --             --              --         14.41
 Class Y......................    16.42         0.01         (0.11)          --             --              --         16.32
 For the Year Ended October
   31, 2004
 Class A......................    15.19        (0.08)         1.08           --             --              --         16.19
 Class B......................    13.70        (0.15)         0.94           --             --              --         14.49
 Class C......................    13.70        (0.12)         0.92           --             --              --         14.50
 Class H......................    13.74        (0.20)         1.05           --             --              --         14.59
 Class L......................    15.26        (0.08)         1.14           --             --              --         16.32
 Class M......................    13.72        (0.19)         1.04           --             --              --         14.57
 Class N......................    13.72        (0.19)         1.04           --             --              --         14.57
 Class Y......................    15.31           @@          1.11           --             --              --         16.42
 For the Year Ended October
   31, 2003
 Class A......................    11.90        (0.03)         3.32           --             --              --         15.19
 Class B......................    10.80        (0.07)         2.97           --             --              --         13.70
 Class C......................    10.80        (0.07)         2.97           --             --              --         13.70
 Class H......................    10.81        (0.14)         3.07           --             --              --         13.74
 Class L......................    11.91        (0.05)         3.40           --             --              --         15.26
 Class M......................    10.80        (0.14)         3.06           --             --              --         13.72
 Class N......................    10.80        (0.14)         3.06           --             --              --         13.72
 Class Y......................    11.94        (0.03)         3.40           --             --              --         15.31
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    14.57        (0.02)        (2.65)          --             --              --         11.90
 Class B......................    13.28        (0.04)        (2.44)          --             --              --         10.80
 Class C......................    13.28        (0.04)        (2.44)          --             --              --         10.80
 Class Y......................    14.57           @@         (2.63)          --             --              --         11.94
 For the Year Ended October
   31, 2002
 Class H......................    13.02        (0.23)        (1.98)          --             --              --         10.81
 Class L......................    14.23        (0.03)        (2.29)          --             --              --         11.91
 Class M......................    13.00        (0.16)        (2.04)          --             --              --         10.80
 Class N......................    13.00        (0.26)        (1.94)          --             --              --         10.80
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    13.83        (0.03)        (0.78)          --             --              --         13.02
 Class L......................    15.09        (0.01)        (0.85)          --             --              --         14.23
 Class M......................    13.81        (0.03)        (0.78)          --             --              --         13.00
 Class N......................    13.81        (0.03)        (0.78)          --             --              --         13.00
 For the Year Ended August 31,
   2001
 Class H......................    22.30        (0.21)        (4.94)          --          (3.32)             --         13.83
 Class L......................    23.85        (0.05)        (5.39)          --          (3.32)             --         15.09
 Class M......................    22.27        (0.21)        (4.93)          --          (3.32)             --         13.81
 Class N......................    22.27        (0.21)        (4.93)          --          (3.32)             --         13.81
 For the Year Ended August 31,
   2000
 Class H......................    21.78        (0.62)         6.49           --          (5.35)             --         22.30
 Class L......................    22.81        (0.08)         6.47           --          (5.35)             --         23.85
 Class M......................    21.77        (0.62)         6.47           --          (5.35)             --         22.27
 Class N......................    21.76        (0.62)         6.48           --          (5.35)             --         22.27

                                       -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ------------------------------------------------------------------------------
                                                            RATIO OF     RATIO OF       RATIO OF
                                                            EXPENSES     EXPENSES         NET
                                              NET ASSETS   TO AVERAGE   TO AVERAGE     INVESTMENT
                                              AT END OF    NET ASSETS   NET ASSETS       INCOME      PORTFOLIO
                                  TOTAL         PERIOD       BEFORE       AFTER        TO AVERAGE    TURNOVER
                                RETURN(C)      (000'S)      WAIVERS      WAIVERS       NET ASSETS     RATE(E)
                                ---------     ----------   ----------   ----------     ----------    ---------
THE HARTFORD GROWTH FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................    (0.80)%(d)   $551,122       1.42%(b)     1.33%(b)(h)   (0.06)%(b)      41%
 Class B......................    (1.17)(d)      40,152       2.27(b)      2.15(b)(h)    (0.84)(b)       --
 Class C......................    (1.17)(d)      66,337       2.06(b)      2.06(b)(h)    (0.78)(b)       --
 Class H......................    (1.10)(d)      20,501       1.81(b)      1.81(b)(h)    (0.43)(b)       --
 Class L......................    (0.73)(d)     290,175       1.06(b)      1.06(b)(h)     0.31(b)        --
 Class M......................    (1.10)(d)      19,218       1.81(b)      1.81(b)(h)    (0.43)(b)       --
 Class N......................    (1.10)(d)       4,247       1.81(b)      1.81(b)(h)    (0.45)(b)       --
 Class Y......................    (0.61)(d)      35,999       0.86(b)      0.86(b)(h)     0.28(b)        --
 For the Year Ended October
   31, 2004
 Class A......................     6.58         384,160       1.55         1.45(h)       (0.84)          66
 Class B......................     5.77          32,440       2.33         2.15(h)       (1.54)          --
 Class C......................     5.84          47,575       2.07         2.07(h)       (1.45)          --
 Class H......................     6.19          23,527       1.83         1.83(h)       (1.23)          --
 Class L......................     6.95         310,084       1.08         1.08(h)       (0.48)          --
 Class M......................     6.20          21,522       1.83         1.83(h)       (1.23)          --
 Class N......................     6.20           4,356       1.83         1.83(h)       (1.23)          --
 Class Y......................     7.25          11,926       0.87         0.87(h)       (0.18)          --
 For the Year Ended October
   31, 2003
 Class A......................    27.65          72,186       1.52         1.45          (0.65)         129
 Class B......................    26.85          11,552       2.26         2.12          (1.35)          --
 Class C......................    26.85          11,896       2.15         2.15          (1.36)          --
 Class H......................    27.10          27,032       1.90         1.90          (1.09)          --
 Class L......................    28.13         316,451       1.15         1.15          (0.34)          --
 Class M......................    27.04          23,523       1.90         1.90          (1.09)          --
 Class N......................    27.04           4,499       1.90         1.90          (1.09)          --
 Class Y......................    28.22               1       0.96         0.96          (0.17)          --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................   (18.33)(d)       5,970       1.65(b)      1.45(b)       (0.44)(b)      107
 Class B......................   (18.67)(d)       1,698       2.32(b)      2.15(b)       (1.10)(b)       --
 Class C......................   (18.68)(d)       1,480       2.18(b)      2.15(b)       (1.13)(b)       --
 Class Y......................   (18.05)(d)           1       0.90(b)      0.90(b)       (0.01)(b)       --
 For the Year Ended October
   31, 2002
 Class H......................   (16.95)         26,002       1.89         1.89          (1.03)         107
 Class L......................   (16.28)        274,683       1.14         1.14          (0.28)          --
 Class M......................   (16.90)         21,478       1.89         1.89          (1.03)          --
 Class N......................   (16.90)          4,340       1.89         1.89          (1.03)          --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    (5.86)(d)      37,750       1.86(b)      1.86(b)       (1.09)(b)       13
 Class L......................    (5.70)(d)     385,620       1.11(b)      1.11(b)       (0.34)(b)       --
 Class M......................    (5.87)(d)      28,112       1.86(b)      1.86(b)       (1.09)(b)       --
 Class N......................    (5.87)(d)       6,911       1.86(b)      1.86(b)       (1.09)(b)       --
 For the Year Ended August 31,
   2001
 Class H......................   (25.59)         40,645       1.83         1.83          (0.91)         161
 Class L......................   (25.08)        416,544       1.08         1.08          (0.16)          --
 Class M......................   (25.58)         29,777       1.83         1.83          (0.91)          --
 Class N......................   (25.58)          7,557       1.83         1.83          (0.91)          --
 For the Year Ended August 31,
   2000
 Class H......................    31.68          56,771       1.82         1.82          (1.04)         165
 Class L......................    32.70         615,473       1.07         1.07          (0.29)          --
 Class M......................    31.59          38,264       1.82         1.82          (1.04)          --
 Class N......................    31.66          10,932       1.82         1.82          (1.04)          --

---------------
(a)Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)Annualized.
(c)Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)Not annualized.
(e)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)Per share amounts have been calculated using average shares outstanding method.
(g)Expense ratios do not include expenses of the underlying funds.
(h)The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. For the six month period ended April 30, 2005, had the commission recapture been included, the ratio would have been 1.32%, 2.14%, 2.05%, 1.80%, 1.05%, 1.80%, 1.80% and 0.85% for
   Classes A, B, C, H, L, M, N and Y, respectively. For the year ended October 31, 2004, had the commission recapture been included, the ratio would have been 1.43%, 2.13%, 2.05%, 1.80%, 1.05%, 1.80%, 1.80% and 0.85% for Classes A,
   B, C, H, L, M, N and Y, respectively.
@@ The amount per share rounds to zero.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA--
                                ----------------------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM                        NET ASSET
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS   VALUE AT
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM         END OF
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL       PERIOD
                                ---------   ----------   ------------   ----------   -------------   -------------   ---------
THE HARTFORD GROWTH
 OPPORTUNITIES FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................   $23.49       $(0.03)       $ 0.17        $  --         $   --           $  --        $23.63
 Class B......................    20.77        (0.12)         0.16           --             --              --         20.81
 Class C......................    20.77        (0.12)         0.16           --             --              --         20.81
 Class H......................    20.92        (0.11)         0.18           --             --              --         20.99
 Class L......................    23.71        (0.03)         0.20           --             --              --         23.88
 Class M......................    20.89        (0.11)         0.18           --             --              --         20.96
 Class N......................    20.89        (0.11)         0.18           --             --              --         20.96
 Class Y......................    23.82           @@          0.20           --             --              --         24.02
 Class Z......................    24.66           @@          0.21           --             --              --         24.87
 For the Year Ended October
   31, 2004
 Class A......................    21.25        (0.17)         2.41           --             --              --         23.49
 Class B......................    18.91        (0.26)         2.12           --             --              --         20.77
 Class C......................    18.91        (0.28)         2.14           --             --              --         20.77
 Class H......................    18.99        (0.31)         2.24           --             --              --         20.92
 Class L......................    21.36        (0.14)         2.49           --             --              --         23.71
 Class M......................    18.97        (0.30)         2.22           --             --              --         20.89
 Class N......................    18.97        (0.28)         2.20           --             --              --         20.89
 Class Y......................    21.42        (0.01)         2.41           --             --              --         23.82
 Class Z......................    22.17        (0.08)         2.57           --             --              --         24.66
 For the Year Ended October
   31, 2003
 Class A......................    15.31        (0.07)         6.01           --             --              --         21.25
 Class B......................    13.71        (0.12)         5.32           --             --              --         18.91
 Class C......................    13.70        (0.09)         5.30           --             --              --         18.91
 Class H......................    13.73        (0.22)         5.48           --             --              --         18.99
 Class L......................    15.33        (0.10)         6.13           --             --              --         21.36
 Class M......................    13.71        (0.22)         5.48           --             --              --         18.97
 Class N......................    13.71        (0.22)         5.48           --             --              --         18.97
 Class Y......................    15.35        (0.07)         6.14           --             --              --         21.42
 Class Z......................    15.87        (0.06)         6.36           --             --              --         22.17
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    19.80        (0.06)        (4.43)          --             --              --         15.31
 Class B......................    17.80        (0.10)        (3.99)          --             --              --         13.71
 Class C......................    17.80        (0.09)        (4.01)          --             --              --         13.70
 Class Y......................    19.80        (0.06)        (4.39)          --             --              --         15.35
 For the Year Ended October
   31, 2002
 Class H......................    17.36        (0.32)        (3.10)          --          (0.21)             --         13.73
 Class L......................    19.21        (0.13)        (3.54)          --          (0.21)             --         15.33
 Class M......................    17.33        (0.28)        (3.13)          --          (0.21)             --         13.71
 Class N......................    17.34        (0.34)        (3.08)          --          (0.21)             --         13.71
 Class Z......................    19.77         0.72         (4.41)          --          (0.21)             --         15.87
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    19.55        (0.11)        (2.08)          --             --              --         17.36
 Class L......................    21.62        (0.11)        (2.30)          --             --              --         19.21
 Class M......................    19.53        (0.12)        (2.08)          --             --              --         17.33
 Class N......................    19.53        (0.11)        (2.08)          --             --              --         17.34
 Class Z......................    22.24        (0.10)        (2.37)          --             --              --         19.77
 For the Year Ended August 31,
   2001
 Class H......................    42.35        (0.70)       (13.55)          --          (8.55)             --         19.55
 Class L......................    45.45        (0.30)       (14.98)          --          (8.55)             --         21.62
 Class M......................    42.31        (0.70)       (13.53)          --          (8.55)             --         19.53
 Class N......................    42.32        (0.71)       (13.53)          --          (8.55)             --         19.53
 Class Z......................    46.35        (0.15)       (15.41)          --          (8.55)             --         22.24
 For the Year Ended August 31,
   2000
 Class H......................    29.28        (0.30)        20.22           --          (6.85)             --         42.35
 Class L......................    30.80        (0.20)        21.70           --          (6.85)             --         45.45
 Class M......................    29.26        (0.30)        20.20           --          (6.85)             --         42.31
 Class N......................    29.26        (0.30)        20.21           --          (6.85)             --         42.32
 Class Z......................    31.23        (0.16)        22.13           --          (6.85)             --         46.35

                                       -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA--
                                ------------------------------------------------------------------------------
                                                            RATIO OF     RATIO OF       RATIO OF
                                                            EXPENSES     EXPENSES         NET
                                              NET ASSETS   TO AVERAGE   TO AVERAGE     INVESTMENT
                                              AT END OF    NET ASSETS   NET ASSETS       INCOME      PORTFOLIO
                                  TOTAL         PERIOD       BEFORE       AFTER        TO AVERAGE    TURNOVER
                                RETURN(C)      (000'S)      WAIVERS      WAIVERS       NET ASSETS     RATE(E)
                                ---------     ----------   ----------   ----------     ----------    ---------
THE HARTFORD GROWTH
 OPPORTUNITIES FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................     0.60%(d)    $119,200       1.40%(b)     1.36%(b)(h)   (0.35)%(b)      95%
 Class B......................     0.19(d)       14,826       2.42(b)      2.15(b)(h)    (1.24)(b)       --
 Class C......................     0.19(d)       14,126       2.13(b)      2.13(b)(h)    (1.23)(b)       --
 Class H......................     0.33(d)       35,439       1.84(b)      1.84(b)(h)    (0.97)(b)       --
 Class L......................     0.72(d)      497,313       1.10(b)      1.10(b)(h)    (0.21)(b)       --
 Class M......................     0.34(d)       20,757       1.84(b)      1.84(b)(h)    (0.97)(b)       --
 Class N......................     0.34(d)        4,830       1.84(b)      1.84(b)(h)    (0.96)(b)       --
 Class Y......................     0.84(d)       12,439       0.88(b)      0.88(b)(h)     0.03(b)        --
 Class Z......................     0.85(d)       29,654       0.85(b)      0.85(b)(h)       --(b)        --
 For the Year Ended October
   31, 2004
 Class A......................    10.54          54,652       1.52         1.45(h)       (0.94)         130
 Class B......................     9.84          11,518       2.45         2.15(h)       (1.64)          --
 Class C......................     9.84          11,899       2.11         2.11(h)       (1.61)          --
 Class H......................    10.16          39,300       1.83         1.83(h)       (1.33)          --
 Class L......................    11.00         518,009       1.08         1.08(h)       (0.58)          --
 Class M......................    10.12          22,404       1.83         1.83(h)       (1.33)          --
 Class N......................    10.12           4,955       1.83         1.83(h)       (1.33)          --
 Class Y......................    11.20           4,792       0.82         0.82(h)       (0.33)          --
 Class Z......................    11.23          33,195       0.83         0.83(h)       (0.33)          --
 For the Year Ended October
   31, 2003
 Class A......................    38.80          17,149       1.49         1.45          (0.88)         158
 Class B......................    37.93           4,470       2.22         2.15          (1.58)          --
 Class C......................    38.03           5,238       2.10         2.10          (1.54)          --
 Class H......................    38.31          45,121       1.85         1.85          (1.31)          --
 Class L......................    39.34         517,892       1.10         1.10          (0.56)          --
 Class M......................    38.36          24,361       1.85         1.85          (1.31)          --
 Class N......................    38.36           4,773       1.85         1.85          (1.31)          --
 Class Y......................    39.54               1       0.91         0.91          (0.38)          --
 Class Z......................    39.70          32,485       0.85         0.85          (0.31)          --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................   (22.68)(d)       3,338       1.62(b)      1.45(b)       (0.92)(b)      182
 Class B......................   (22.99)(d)         777       2.30(b)      2.15(b)       (1.60)(b)       --
 Class C......................   (23.05)(d)         892       2.09(b)      2.09(b)       (1.56)(b)       --
 Class Y......................   (22.47)(d)           1       0.89(b)      0.89(b)       (0.44)(b)       --
 For the Year Ended October
   31, 2002
 Class H......................   (19.99)         39,151       1.85         1.85          (1.42)         182
 Class L......................   (19.36)        412,454       1.10         1.10          (0.67)          --
 Class M......................   (19.97)         20,163       1.85         1.85          (1.42)          --
 Class N......................   (20.01)          4,172       1.85         1.85          (1.42)          --
 Class Z......................   (18.90)         26,842       0.84         0.84          (0.43)          --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................   (11.20)(d)      54,539       1.83(b)      1.83(b)       (1.27)(b)       28
 Class L......................   (11.15)(d)     593,267       1.08(b)      1.08(b)       (0.52)(b)       --
 Class M......................   (11.26)(d)      27,013       1.83(b)      1.83(b)       (1.27)(b)       --
 Class N......................   (11.21)(d)       6,131       1.83(b)      1.83(b)       (1.27)(b)       --
 Class Z......................   (11.11)(d)      94,961       0.83(b)      0.83(b)       (0.27)(b)       --
 For the Year Ended August 31,
   2001
 Class H......................   (38.91)         61,764       1.79         1.79          (1.15)         198
 Class L......................   (38.44)        681,941       1.04         1.04          (0.40)          --
 Class M......................   (38.90)         30,268       1.79         1.79          (1.15)          --
 Class N......................   (38.92)          6,866       1.79         1.79          (1.15)          --
 Class Z......................   (38.26)        110,221       0.79         0.79          (0.15)          --
 For the Year Ended August 31,
   2000
 Class H......................    80.72          97,410       1.79         1.79          (1.29)         140
 Class L......................    82.06       1,203,376       1.04         1.04          (0.54)          --
 Class M......................    80.70          43,250       1.79         1.79          (1.29)          --
 Class N......................    80.74          10,352       1.79         1.79          (1.29)          --
 Class Z......................    82.51         231,410       0.79         0.79          (0.29)          --

---------------
(a)Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)Annualized.
(c)Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)Not annualized.
(e)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)Per share amounts have been calculated using average shares outstanding method.
(g)Expense ratios do not include expenses of the underlying funds.
(h)The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. For the six month period ended April 30, 2005, had the commission recapture been included, the ratio would have been 1.29%, 2.10%, 2.08%, 1.80%, 1.05%, 1.80%, 1.80%, 0.83% and
   0.80% for Classes A, B, C, H, L, M, N, Y and Z, respectively. For the year ended October 31, 2004, had the commission recapture been included, the ratio would have been 1.40%, 2.10%, 2.06%, 1.78%, 1.03%, 1.78%, 1.78%, 0.77% and
   0.78% for Classes A, B, C, H, L, M, N, Y and Z, respectively.
@@ The amount rounds to zero.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM                        NET ASSET
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS   VALUE AT
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM         END OF
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL       PERIOD
                                ---------   ----------   ------------   ----------   -------------   -------------   ---------
THE HARTFORD HIGH YIELD FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................   $ 8.18       $ 0.24        $(0.37)       $(0.24)       $   --           $  --        $ 7.81
 Class B......................     8.17         0.21         (0.38)        (0.21)           --              --          7.79
 Class C......................     8.17         0.21         (0.36)        (0.22)           --              --          7.80
 Class Y......................     8.17         0.26         (0.38)        (0.26)           --              --          7.79
 For the Year Ended October
   31, 2004(g)
 Class A......................     7.94         0.48          0.23         (0.47)           --              --          8.18
 Class B......................     7.93         0.43          0.22         (0.41)           --              --          8.17
 Class C......................     7.93         0.44          0.22         (0.42)           --              --          8.17
 Class Y......................     7.94         0.39          0.36         (0.52)           --              --          8.17
 For the Year Ended October
   31, 2003(g)
 Class A......................     6.73         0.60          1.26         (0.65)           --              --          7.94
 Class B......................     6.72         0.57          1.24         (0.60)           --              --          7.93
 Class C......................     6.72         0.55          1.26         (0.60)           --              --          7.93
 Class Y......................     6.73         0.65          1.24         (0.68)           --              --          7.94
 For the Year Ended October
   31, 2002(g)
 Class A......................     8.45         0.82         (1.78)        (0.76)           --              --          6.73
 Class B......................     8.43         0.80         (1.81)        (0.70)           --              --          6.72
 Class C......................     8.43         0.72         (1.73)        (0.70)           --              --          6.72
 Class Y......................     8.48         0.34         (1.30)        (0.79)           --              --          6.73
 For the Year Ended October
   31, 2001
 Class A......................     9.06         0.78         (0.61)        (0.78)           --              --          8.45
 Class B......................     9.05         0.72         (0.62)        (0.72)           --              --          8.43
 Class C......................     9.05         0.72         (0.62)        (0.72)           --              --          8.43
 Class Y......................     9.10         0.83         (0.63)        (0.82)           --              --          8.48
 For the Ten Months Ended
   October 31, 2000
 Class A......................     9.75         0.66         (0.69)        (0.66)           --              --          9.06
 Class B......................     9.74         0.62         (0.71)        (0.60)           --              --          9.05
 Class C......................     9.74         0.61         (0.70)        (0.60)           --              --          9.05
 Class Y......................     9.78         0.69         (0.69)        (0.68)           --              --          9.10
THE HARTFORD INCOME ALLOCATION
 FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................    10.15         0.16         (0.12)        (0.16)           --              --         10.03
 Class B......................    10.14         0.13         (0.12)        (0.12)           --              --         10.03
 Class C......................    10.14         0.12         (0.11)        (0.12)           --              --         10.03
 From (commencement of
   operations) May 28, 2004,
   through October 31, 2004
 Class A......................    10.00         0.09          0.15         (0.09)           --              --         10.15
 Class B......................    10.00         0.07          0.14         (0.07)           --              --         10.14
 Class C......................    10.00         0.07          0.14         (0.07)           --              --         10.14

                                       -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ------------------------------------------------------------------------------
                                                            RATIO OF     RATIO OF       RATIO OF
                                                            EXPENSES     EXPENSES         NET
                                              NET ASSETS   TO AVERAGE   TO AVERAGE     INVESTMENT
                                              AT END OF    NET ASSETS   NET ASSETS       INCOME      PORTFOLIO
                                  TOTAL         PERIOD       BEFORE       AFTER        TO AVERAGE    TURNOVER
                                RETURN(C)      (000'S)      WAIVERS      WAIVERS       NET ASSETS     RATE(E)
                                ---------     ----------   ----------   ----------     ----------    ---------
THE HARTFORD HIGH YIELD FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................    (1.60)%(d)   $208,145       1.32%(b)     1.32%(b)       5.74%(b)      54%
 Class B......................    (2.11)(d)      53,627       2.09(b)      2.09(b)        4.97(b)       --
 Class C......................    (1.93)(d)      57,999       1.99(b)      1.99(b)        5.06(b)       --
 Class Y......................    (1.37)(d)      19,286       0.86(b)      0.86(b)        6.24(b)       --
 For the Year Ended October
   31, 2004(g)
 Class A......................     9.26         247,364       1.35         1.35           6.03          86
 Class B......................     8.45          63,972       2.07         2.07           5.32          --
 Class C......................     8.54          71,673       1.98         1.98           5.40          --
 Class Y......................     9.72          16,410       0.84         0.84           6.13          --
 For the Year Ended October
   31, 2003(g)
 Class A......................    28.69         213,377       1.49         1.40           7.98          54
 Class B......................    27.83          72,293       2.23         2.10           7.39          --
 Class C......................    27.84          77,968       2.10         2.10           7.31          --
 Class Y......................    29.27               1       1.69         0.95           8.70          --
 For the Year Ended October
   31, 2002(g)
 Class A......................   (12.16)         95,760       1.55         1.40           9.48          22
 Class B......................   (12.70)         44,359       2.24         2.10           8.78          --
 Class C......................   (12.65)         40,611       2.10         2.10           8.78          --
 Class Y......................   (12.01)              1       0.84         0.84          10.04          --
 For the Year Ended October
   31, 2001
 Class A......................     1.80          45,753       1.40         1.35           9.00          63
 Class B......................     0.99          16,922       2.08         2.08           8.28          --
 Class C......................     1.01          27,605       2.08         2.08           8.28          --
 Class Y......................     2.15           4,223       0.88         0.88           9.48          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    (0.35)(d)      23,214       1.38(b)      1.33(b)        8.55(b)       57
 Class B......................    (0.92)(d)       7,929       2.04(b)      2.04(b)        7.84(b)       --
 Class C......................    (0.90)(d)       9,534       2.04(b)      2.04(b)        7.83(b)       --
 Class Y......................     0.02(d)        2,955       0.89(b)      0.89(b)        8.99(b)       --
THE HARTFORD INCOME ALLOCATION
 FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................     0.40(d)       14,967       0.79(b)(g)    0.58(b)(g)    3.30(b)       17
 Class B......................     0.14(d)        3,811       1.61(b)(g)    1.28(b)(g)    2.63(b)       --
 Class C......................     0.14(d)        6,995       1.56(b)(g)    1.28(b)(g)    2.53(b)       --
 From (commencement of
   operations) May 28, 2004,
   through October 31, 2004
 Class A......................     2.42(d)       10,539       0.73(b)(g)    0.56(b)(g)    3.21(b)        3
 Class B......................     2.08(d)        1,690       1.63(b)(g)    1.26(b)(g)    2.56(b)       --
 Class C......................     2.08(d)        4,880       1.48(b)(g)    1.26(b)(g)    2.59(b)       --

---------------
(a)Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)Annualized.
(c)Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)Not annualized.
(e)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)Per share amounts have been calculated using average shares outstanding method.
(g)Expense ratios do not include expenses of the underlying funds.
(i)Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total return would have been 9.25%, 8.45% and 8.44% for Classes A, B and C, respectively. The net asset impact of the Payment from Affiliate was less than $0.01 for Classes A and B and $0.01 for Class C.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA--
                                                              ------------------------------------------------------------------
                                                                                       NET REALIZED
                                                                                           AND                     DISTRIBUTIONS
                                                              NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                                              VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED
                                                              BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL
                                                              OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS
                                                              ---------   ----------   ------------   ----------   -------------
THE HARTFORD INCOME FUND
 For the Six-Month Period Ended April 30, 2005
 Class A....................................................   $10.72       $0.25         $(0.27)       $(0.24)       $(0.04)
 Class B....................................................    10.72        0.21          (0.26)        (0.20)        (0.04)
 Class C....................................................    10.74        0.21          (0.26)        (0.20)        (0.04)
 Class Y....................................................    10.72        0.25          (0.25)        (0.26)        (0.04)
 For the Year Ended October 31, 2004
 Class A....................................................    10.53        0.48           0.22         (0.51)           --
 Class B....................................................    10.53        0.42           0.21         (0.44)           --
 Class C....................................................    10.55        0.41           0.22         (0.44)           --
 From inception November 28, 2003, through October 31, 2004
 Class Y....................................................    10.54        0.48           0.20         (0.50)           --
 From inception October 31, 2002, through October 31, 2003
 Class A....................................................    10.00        0.52           0.54         (0.53)           --
 Class B....................................................    10.00        0.44           0.54         (0.45)           --
 Class C....................................................    10.00        0.44           0.56         (0.45)           --
THE HARTFORD INFLATION PLUS FUND
 For the Six-Month Period Ended April 30, 2005
 Class A....................................................    10.95        0.15           0.13         (0.16)        (0.09)
 Class B....................................................    10.96        0.11           0.13         (0.12)        (0.09)
 Class C....................................................    10.96        0.11           0.12         (0.12)        (0.09)
 Class Y....................................................    10.97        0.18           0.11         (0.18)        (0.09)
 For the Year Ended October 31, 2004
 Class A....................................................    10.63        0.30           0.37         (0.31)        (0.04)
 Class B....................................................    10.64        0.22           0.37         (0.23)        (0.04)
 Class C....................................................    10.63        0.23           0.37         (0.23)        (0.04)
 From inception November 28, 2003, through October 31, 2004
 Class Y....................................................    10.57        0.28           0.44         (0.32)           --
 From inception October 31, 2002, through October 31, 2003
 Class A....................................................    10.00        0.27           0.62         (0.26)           --
 Class B....................................................    10.00        0.21           0.63         (0.20)           --
 Class C....................................................    10.00        0.20           0.63         (0.20)           --

                                                              -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA--
                                                              ----------------------------------------------------------------
                                                                                                                     RATIO OF
                                                                                                                     EXPENSES
                                                                              NET ASSET                NET ASSETS   TO AVERAGE
                                                              DISTRIBUTIONS   VALUE AT                 AT END OF    NET ASSETS
                                                                  FROM         END OF       TOTAL        PERIOD       BEFORE
                                                                 CAPITAL       PERIOD     RETURN(C)     (000'S)      WAIVERS
                                                              -------------   ---------   ---------    ----------   ----------
THE HARTFORD INCOME FUND
 For the Six-Month Period Ended April 30, 2005
 Class A....................................................      $  --        $10.42       (0.14)%     $ 27,940       1.21%(b)
 Class B....................................................         --         10.43       (0.40)         5,383       2.08(b)
 Class C....................................................         --         10.45       (0.41)         5,462       1.98(b)
 Class Y....................................................         --         10.42       (0.01)        10,196       0.80(b)
 For the Year Ended October 31, 2004
 Class A....................................................         --         10.72        6.85         29,580       1.14
 Class B....................................................         --         10.72        6.10          5,541       1.95
 Class C....................................................         --         10.74        6.09          5,562       1.88
 From inception November 28, 2003, through October 31, 2004
 Class Y....................................................         --         10.72        6.57(d)          10       0.73(b)
 From inception October 31, 2002, through October 31, 2003
 Class A....................................................         --         10.53       10.79(d)      15,836       1.54(b)
 Class B....................................................         --         10.53       10.01(d)       4,705       2.31(b)
 Class C....................................................         --         10.55       10.22(d)       5,050       2.17(b)
THE HARTFORD INFLATION PLUS FUND
 For the Six-Month Period Ended April 30, 2005
 Class A....................................................         --         10.98        2.61(d)     366,635       1.00(b)
 Class B....................................................         --         10.99        2.22(d)     118,739       1.81(b)
 Class C....................................................         --         10.98        2.13(d)     376,023       1.76(b)
 Class Y....................................................         --         10.99        2.67(d)      62,994       0.69(b)
 For the Year Ended October 31, 2004
 Class A....................................................         --         10.95        6.39        313,961       1.04
 Class B....................................................         --         10.96        5.65        107,964       1.81
 Class C....................................................         --         10.96        5.74        319,990       1.76
 From inception November 28, 2003, through October 31, 2004
 Class Y....................................................         --         10.97        6.89(d)      23,045       0.65(b)
 From inception October 31, 2002, through October 31, 2003
 Class A....................................................         --         10.63        9.02        142,992       1.34(b)
 Class B....................................................         --         10.64        8.41         67,986       2.09(b)
 Class C....................................................         --         10.63        8.31        160,253       1.95(b)

                                                              -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA--
                                                              -----------------------------------
                                                               RATIO OF     RATIO OF
                                                               EXPENSES       NET
                                                              TO AVERAGE   INVESTMENT
                                                              NET ASSETS     INCOME     PORTFOLIO
                                                                AFTER      TO AVERAGE   TURNOVER
                                                               WAIVERS     NET ASSETS    RATE(E)
                                                              ----------   ----------   ---------
THE HARTFORD INCOME FUND
 For the Six-Month Period Ended April 30, 2005
 Class A....................................................     0.95%(b)     4.70%(b)    116%
 Class B....................................................     1.70(b)      3.95(b)       --
 Class C....................................................     1.70(b)      3.95(b)       --
 Class Y....................................................     0.70(b)      5.13(b)       --
 For the Year Ended October 31, 2004
 Class A....................................................     1.00         4.60         167
 Class B....................................................     1.70         3.90          --
 Class C....................................................     1.70         3.90          --
 From inception November 28, 2003, through October 31, 2004
 Class Y....................................................     0.70(b)      4.89(b)       --
 From inception October 31, 2002, through October 31, 2003
 Class A....................................................     1.00(b)      5.06(b)      124
 Class B....................................................     1.70(b)      4.31(b)       --
 Class C....................................................     1.70(b)      4.28(b)       --
THE HARTFORD INFLATION PLUS FUND
 For the Six-Month Period Ended April 30, 2005
 Class A....................................................     0.95(b)      2.78(b)       28
 Class B....................................................     1.70(b)      2.02(b)       --
 Class C....................................................     1.70(b)      2.04(b)       --
 Class Y....................................................     0.69(b)      3.21(b)       --
 For the Year Ended October 31, 2004
 Class A....................................................     1.00         3.04          81
 Class B....................................................     1.70         2.21          --
 Class C....................................................     1.70         2.33          --
 From inception November 28, 2003, through October 31, 2004
 Class Y....................................................     0.65(b)      1.55(b)       --
 From inception October 31, 2002, through October 31, 2003
 Class A....................................................     1.00(b)      2.63(b)       23
 Class B....................................................     1.70(b)      1.98(b)       --
 Class C....................................................     1.70(b)      1.97(b)       --

---------------
(a)Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)Annualized.
(c)Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)Not annualized.
(e)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)Per share amounts have been calculated using average shares outstanding method.
(g)Expense ratios do not include expenses of the underlying funds.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                                              ------------------------------------------------------------------
                                                                                       NET REALIZED
                                                                                           AND                     DISTRIBUTIONS
                                                              NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                                              VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED
                                                              BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL
                                                              OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS
                                                              ---------   ----------   ------------   ----------   -------------
THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
 For the Six-Month Period Ended April 30, 2005
 Class A....................................................   $11.59       $ 0.05        $(0.13)       $   --        $   --
 Class B....................................................    11.32         0.01         (0.14)           --            --
 Class C....................................................    11.32         0.01         (0.13)           --            --
 Class Y....................................................    11.72         0.06         (0.12)           --            --
 For the Year Ended October 31, 2004(f)
 Class A....................................................     9.62        (0.01)         2.03            --         (0.05)
 Class B....................................................     9.46        (0.08)         1.99            --         (0.05)
 Class C....................................................     9.46        (0.08)         1.99            --         (0.05)
 Class Y....................................................     9.69        (0.01)         2.09            --         (0.05)
 For the Year Ended October 31, 2003
 Class A....................................................     6.93        (0.02)         2.72         (0.01)           --
 Class B....................................................     6.86        (0.04)         2.64            --            --
 Class C....................................................     6.86        (0.04)         2.64            --            --
 Class Y....................................................     6.98         0.01          2.74         (0.04)           --
 For the Year Ended October 31, 2002(f)
 Class A....................................................     7.62         0.02         (0.71)           --            --
 Class B....................................................     7.59        (0.03)        (0.70)           --            --
 Class C....................................................     7.59        (0.03)        (0.70)           --            --
 Class Y....................................................     7.63         0.07         (0.72)           --            --
 From inception April 30, 2001, through October 31, 2001
 Class A....................................................    10.00           @@         (2.38)           --            --
 Class B....................................................    10.00        (0.03)        (2.38)           --            --
 Class C....................................................    10.00        (0.02)        (2.39)           --            --
 Class Y....................................................    10.00         0.02         (2.39)           --            --
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
 For the Six-Month Period Ended April 30, 2005
 Class A....................................................    11.22         0.03          0.71            --            --
 Class B....................................................    10.64        (0.02)         0.68            --            --
 Class C....................................................    10.57        (0.02)         0.68            --            --
 Class Y....................................................    11.53         0.06          0.73            --            --
 For the Year Ended October 31, 2004
 Class A....................................................     9.66         0.03          1.54         (0.01)           --
 Class B....................................................     9.22        (0.05)         1.47            --            --
 Class C....................................................     9.16        (0.05)         1.46            --            --
 Class Y....................................................     9.91         0.11          1.56         (0.05)           --
 For the Year Ended October 31, 2003
 Class A....................................................     8.03         0.02          1.61            --            --
 Class B....................................................     7.71        (0.04)         1.55            --            --
 Class C....................................................     7.67        (0.04)         1.53            --            --
 Class Y....................................................     8.19         0.06          1.66            --            --
 For the Year Ended October 31, 2002(f)
 Class A....................................................     9.33         0.03         (1.33)           --            --
 Class B....................................................     9.04        (0.08)        (1.25)           --            --
 Class C....................................................     8.99        (0.05)        (1.27)           --            --
 Class Y....................................................     9.49         0.02         (1.32)           --            --
 For the Year Ended October 31, 2001
 Class A....................................................    13.03         0.05         (3.14)           --         (0.61)
 Class B....................................................    12.74        (0.04)        (3.05)           --         (0.61)
 Class C....................................................    12.68        (0.03)        (3.05)           --         (0.61)
 Class Y....................................................    13.19         0.09         (3.18)           --         (0.61)
 For the Ten Months Ended October 31, 2000
 Class A....................................................    15.43         0.08         (2.42)        (0.01)        (0.05)
 Class B....................................................    15.17         0.01         (2.39)           --         (0.05)
 Class C....................................................    15.10         0.07         (2.44)           --         (0.05)
 Class Y....................................................    15.56         0.12         (2.43)        (0.01)        (0.05)

                                                              -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                                              -----------------------------------------------------------------
                                                                                                                      RATIO OF
                                                                                                                      EXPENSES
                                                                              NET ASSET                 NET ASSETS   TO AVERAGE
                                                              DISTRIBUTIONS   VALUE AT                  AT END OF    NET ASSETS
                                                                  FROM         END OF       TOTAL         PERIOD       BEFORE
                                                                 CAPITAL       PERIOD     RETURN(C)      (000'S)      WAIVERS
                                                              -------------   ---------   ---------     ----------   ----------
THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
 For the Six-Month Period Ended April 30, 2005
 Class A....................................................      $  --        $11.51       (0.69)%(d)   $111,612       1.80%(b)
 Class B....................................................         --         11.19       (1.15)(d)      18,727       2.70(b)
 Class C....................................................         --         11.20       (1.06)(d)      26,068       2.55(b)
 Class Y....................................................         --         11.66       (0.51)(d)      49,693       1.27(b)
 For the Year Ended October 31, 2004(f)
 Class A....................................................         --         11.59       21.14          50,051       1.91
 Class B....................................................         --         11.32       20.33           8,968       2.83
 Class C....................................................         --         11.32       20.33          12,906       2.63
 Class Y....................................................         --         11.72       21.61          28,775       1.31
 For the Year Ended October 31, 2003
 Class A....................................................         --          9.62       38.95          11,362       2.36
 Class B....................................................         --          9.46       37.90           2,148       3.08
 Class C....................................................         --          9.46       37.90           2,285       2.95
 Class Y....................................................         --          9.69       39.57             292       1.80
 For the Year Ended October 31, 2002(f)
 Class A....................................................         --          6.93       (9.06)          4,666       2.98
 Class B....................................................         --          6.86       (9.62)            813       3.69
 Class C....................................................         --          6.86       (9.62)            826       3.55
 Class Y....................................................         --          6.98       (8.52)            209       2.19
 From inception April 30, 2001, through October 31, 2001
 Class A....................................................         --          7.62      (23.80)(d)       2,579       2.64(b)
 Class B....................................................         --          7.59      (24.10)(d)         327       3.35(b)
 Class C....................................................         --          7.59      (24.10)(d)         316       3.32(b)
 Class Y....................................................         --          7.63      (23.70)(d)         229       2.10(b)
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
 For the Six-Month Period Ended April 30, 2005
 Class A....................................................         --         11.96        6.60(d)       93,320       1.77(b)
 Class B....................................................         --         11.30        6.20(d)       23,952       2.74(b)
 Class C....................................................         --         11.23        6.24(d)       15,909       2.48(b)
 Class Y....................................................         --         12.32        6.85(d)        4,951       1.10(b)
 For the Year Ended October 31, 2004
 Class A....................................................         --         11.22       16.20          87,348       1.83
 Class B....................................................         --         10.64       15.40          23,301       2.77
 Class C....................................................         --         10.57       15.39          15,749       2.48
 Class Y....................................................         --         11.53       16.87           4,288       1.09
 For the Year Ended October 31, 2003
 Class A....................................................         --          9.66       20.30          69,153       1.72
 Class B....................................................         --          9.22       19.58          20,459       2.45
 Class C....................................................         --          9.16       19.43          14,790       2.35
 Class Y....................................................         --          9.91       21.00           6,058       1.13
 For the Year Ended October 31, 2002(f)
 Class A....................................................         --          8.03      (13.93)         66,775       1.82
 Class B....................................................         --          7.71      (14.71)         18,668       2.50
 Class C....................................................         --          7.67      (14.68)         13,438       2.40
 Class Y....................................................         --          8.19      (13.70)          4,543       1.13
 For the Year Ended October 31, 2001
 Class A....................................................         --          9.33      (24.87)         72,326       1.61
 Class B....................................................         --          9.04      (25.46)         18,798       2.30
 Class C....................................................         --          8.99      (25.51)         18,523       2.28
 Class Y....................................................         --          9.49      (24.56)         17,092       1.06
 For the Ten Months Ended October 31, 2000
 Class A....................................................         --         13.03      (15.18)(d)      89,309       1.60(b)
 Class B....................................................         --         12.74      (15.70)(d)      25,872       2.29(b)
 Class C....................................................         --         12.68      (15.70)(d)      26,912       2.27(b)
 Class Y....................................................         --         13.19      (14.91)(d)      22,454       1.06(b)

                                                              -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                                              ------------------------------------
                                                               RATIO OF      RATIO OF
                                                               EXPENSES        NET
                                                              TO AVERAGE    INVESTMENT
                                                              NET ASSETS      INCOME     PORTFOLIO
                                                                AFTER       TO AVERAGE   TURNOVER
                                                               WAIVERS      NET ASSETS    RATE(E)
                                                              ----------    ----------   ---------
THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
 For the Six-Month Period Ended April 30, 2005
 Class A....................................................     1.60%(b)(g)    1.09%(b)   107%
 Class B....................................................     2.35(b)(g)    0.33(b)       --
 Class C....................................................     2.35(b)(g)    0.33(b)       --
 Class Y....................................................     1.20(b)(g)    1.47(b)       --
 For the Year Ended October 31, 2004(f)
 Class A....................................................     1.65(g)      (0.10)        200
 Class B....................................................     2.35(g)      (0.80)         --
 Class C....................................................     2.35(g)      (0.79)         --
 Class Y....................................................     1.20(g)      (0.09)         --
 For the Year Ended October 31, 2003
 Class A....................................................     1.65         (0.35)        281
 Class B....................................................     2.35         (1.04)         --
 Class C....................................................     2.35         (1.01)         --
 Class Y....................................................     1.20          0.16          --
 For the Year Ended October 31, 2002(f)
 Class A....................................................     1.65          0.34         330
 Class B....................................................     2.35         (0.42)         --
 Class C....................................................     2.35         (0.34)         --
 Class Y....................................................     1.20          0.79          --
 From inception April 30, 2001, through October 31, 2001
 Class A....................................................     1.65(b)      (0.09)(b)     135
 Class B....................................................     2.35(b)      (0.79)(b)      --
 Class C....................................................     2.35(b)      (0.79)(b)      --
 Class Y....................................................     1.20(b)       0.36(b)       --
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
 For the Six-Month Period Ended April 30, 2005
 Class A....................................................     1.57(b)(h)    0.45(b)       65
 Class B....................................................     2.35(b)(h)   (0.35)(b)      --
 Class C....................................................     2.35(b)(h)   (0.35)(b)      --
 Class Y....................................................     1.10(b)(h)    0.95(b)       --
 For the Year Ended October 31, 2004
 Class A....................................................     1.65(h)       0.33         143
 Class B....................................................     2.35(h)      (0.39)         --
 Class C....................................................     2.35(h)      (0.38)         --
 Class Y....................................................     1.08(h)       0.82          --
 For the Year Ended October 31, 2003
 Class A....................................................     1.65          0.25         138
 Class B....................................................     2.35         (0.46)         --
 Class C....................................................     2.35         (0.45)         --
 Class Y....................................................     1.13          0.77          --
 For the Year Ended October 31, 2002(f)
 Class A....................................................     1.65          0.34         175
 Class B....................................................     2.35         (0.79)         --
 Class C....................................................     2.35         (0.64)         --
 Class Y....................................................     1.13          0.31          --
 For the Year Ended October 31, 2001
 Class A....................................................     1.56          0.47         158
 Class B....................................................     2.30         (0.28)         --
 Class C....................................................     2.28         (0.25)         --
 Class Y....................................................     1.06          0.97          --
 For the Ten Months Ended October 31, 2000
 Class A....................................................     1.55(b)       0.64(b)      121
 Class B....................................................     2.29(b)      (0.09)(b)      --
 Class C....................................................     2.27(b)      (0.07)(b)      --
 Class Y....................................................     1.06(b)       1.13(b)       --

---------------
(a)Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)Annualized.
(c)Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)Not annualized.
(e)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)Per share amounts have been calculated using average shares outstanding method.
(g)The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. For the six month period ended April 30, 2005, had the commission recapture been included, the ratio would have been 1.55%, 2.30%, 2.30% and 1.14% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the commission recapture been included, the ratio would have been 1.59%, 2.29%, 2.28% and 1.05% for Classes A, B, C and Y, respectively.
(h)The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. For the six month period ended April 30, 2005, had the commission recapture been included, the ratio would have been 1.53%, 2.31%, 2.31% and 1.05% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the commission recapture been included, the ratio would have been 1.60%, 2.30%, 2.30% and 1.03% for Classes A, B, C and Y, respectively.
@@ The amount per share rounds to zero.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA--
                                                              ------------------------------------------------------------------
                                                                                       NET REALIZED
                                                                                           AND                     DISTRIBUTIONS
                                                              NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM
                                                              VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED
                                                              BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL
                                                              OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS
                                                              ---------   ----------   ------------   ----------   -------------
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
 For the Six-Month Period Ended April 30, 2005
 Class A....................................................   $13.44       $ 0.01        $ 1.06        $   --        $(1.48)
 Class B....................................................    13.23           @@          1.00            --         (1.48)
 Class C....................................................    13.12        (0.01)         1.00            --         (1.48)
 Class Y....................................................    13.54         0.03          1.08         (0.04)        (1.48)
 For the Year Ended October 31, 2004
 Class A....................................................    12.93         0.07          1.31            @@         (0.87)
 Class B....................................................    12.82         0.02          1.26            --         (0.87)
 Class C....................................................    12.72         0.03          1.24            --         (0.87)
 Class Y....................................................    13.02         0.14          1.30         (0.05)        (0.87)
 For the Year Ended October 31, 2003 (f)
 Class A....................................................     8.37         0.07          4.51         (0.02)           --
 Class B....................................................     8.34         0.01          4.47            --            --
 Class C....................................................     8.28         0.01          4.43            --            --
 Class Y....................................................     8.43         0.09          4.56         (0.06)           --
 For the Year Ended October 31, 2002 (f)
 Class A....................................................     8.82         0.03         (0.48)           --            --
 Class B....................................................     8.81        (0.02)        (0.45)           --            --
 Class C....................................................     8.78        (0.03)        (0.47)           --            --
 Class Y....................................................     8.84         0.09         (0.50)           --            --
 From inception April 30, 2001, through October 31, 2001
 Class A....................................................    10.00         0.04         (1.22)           --            --
 Class B....................................................    10.00           @@         (1.19)           --            --
 Class C....................................................    10.00         0.01         (1.23)           --            --
 Class Y....................................................    10.00         0.06         (1.22)           --            --
THE HARTFORD MIDCAP FUND
 For the Six-Month Period Ended April 30, 2005
 Class A....................................................    22.61        (0.02)         1.29            --         (0.48)
 Class B....................................................    21.47        (0.11)         1.22            --         (0.48)
 Class C....................................................    21.52        (0.10)         1.23            --         (0.48)
 Class Y....................................................    23.43         0.04          1.32            --         (0.48)
 For the Year Ended October 31, 2004
 Class A....................................................    20.58        (0.09)         2.12            --            --
 Class B....................................................    19.68        (0.25)         2.04            --            --
 Class C....................................................    19.71        (0.23)         2.04            --            --
 Class Y....................................................    21.21         0.02          2.20            --            --
 For the Year Ended October 31, 2003
 Class A....................................................    15.50        (0.08)         5.16            --            --
 Class B....................................................    14.93        (0.20)         4.95            --            --
 Class C....................................................    14.94        (0.18)         4.95            --            --
 Class Y....................................................    15.88           @@          5.33            --            --
 For the Year Ended October 31, 2002 (f)
 Class A....................................................    16.57        (0.10)        (0.97)           --            --
 Class B....................................................    16.07        (0.21)        (0.93)           --            --
 Class C....................................................    16.08        (0.21)        (0.93)           --            --
 Class Y....................................................    16.89        (0.02)        (0.99)           --            --
 For the Year Ended October 31, 2001
 Class A....................................................    22.42        (0.03)        (3.89)           --         (1.93)
 Class B....................................................    21.96        (0.09)        (3.87)           --         (1.93)
 Class C....................................................    21.96        (0.12)        (3.83)           --         (1.93)
 Class Y....................................................    22.72           @@         (3.90)           --         (1.93)
 For the Ten Months Ended October 31, 2000
 Class A....................................................    17.78        (0.03)         5.37            --         (0.70)
 Class B....................................................    17.54        (0.07)         5.19            --         (0.70)
 Class C....................................................    17.53        (0.10)         5.23            --         (0.70)
 Class Y....................................................    17.94        (0.01)         5.49            --         (0.70)

                                                              -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA--
                                                              ----------------------------------------------------------------
                                                                                                                     RATIO OF
                                                                                                                     EXPENSES
                                                                              NET ASSET                NET ASSETS   TO AVERAGE
                                                              DISTRIBUTIONS   VALUE AT                 AT END OF    NET ASSETS
                                                                  FROM         END OF       TOTAL        PERIOD       BEFORE
                                                                 CAPITAL       PERIOD     RETURN(C)     (000'S)      WAIVERS
                                                              -------------   ---------   ---------    ----------   ----------
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
 For the Six-Month Period Ended April 30, 2005
 Class A....................................................      $  --        $13.03        8.57%(d)  $   30,677      1.87%(b)
 Class B....................................................         --         12.75        8.13(d)        5,142      2.81(b)
 Class C....................................................         --         12.63        8.12(d)       11,900      2.53(b)
 Class Y....................................................         --         13.13        8.80(d)       59,778      1.36(b)
 For the Year Ended October 31, 2004
 Class A....................................................         --         13.44       11.39          23,934      1.99
 Class B....................................................         --         13.23       10.62           3,726      2.89
 Class C....................................................         --         13.12       10.63          10,072      2.60
 Class Y....................................................         --         13.54       11.80          42,449      1.41
 For the Year Ended October 31, 2003 (f)
 Class A....................................................         --         12.93       54.76          12,320      2.36
 Class B....................................................         --         12.82       53.72           2,237      3.09
 Class C....................................................         --         12.72       53.62           3,004      2.96
 Class Y....................................................         --         13.02       55.47          25,154      1.64
 For the Year Ended October 31, 2002 (f)
 Class A....................................................         --          8.37       (5.10)          4,598      3.09
 Class B....................................................         --          8.34       (5.34)            926      3.81
 Class C....................................................         --          8.28       (5.70)            859      3.53
 Class Y....................................................         --          8.43       (4.64)            969      1.91
 From inception April 30, 2001, through October 31, 2001
 Class A....................................................         --          8.82      (11.80)(d)       2,156      3.46(b)
 Class B....................................................         --          8.81      (11.90)(d)         275      4.12(b)
 Class C....................................................         --          8.78      (12.20)(d)         425      4.12(b)
 Class Y....................................................         --          8.84      (11.60)(d)         265      2.92(b)
THE HARTFORD MIDCAP FUND
 For the Six-Month Period Ended April 30, 2005
 Class A....................................................         --         23.40        5.66(d)    1,520,256      1.31(b)
 Class B....................................................         --         22.10        5.21(d)      437,953      2.09(b)
 Class C....................................................         --         22.17        5.29(d)      473,679      2.00(b)
 Class Y....................................................         --         24.31        5.85(d)      119,489      0.84(b)
 For the Year Ended October 31, 2004
 Class A....................................................         --         22.61        9.86       1,544,968      1.37
 Class B....................................................         --         21.47        9.10         438,658      2.11
 Class C....................................................         --         21.52        9.18         484,268      2.02
 Class Y....................................................         --         23.43       10.47         104,534      0.85
 For the Year Ended October 31, 2003
 Class A....................................................         --         20.58       32.77       1,413,021      1.50
 Class B....................................................         --         19.68       31.82         424,959      2.23
 Class C....................................................         --         19.71       31.93         477,891      2.10
 Class Y....................................................         --         21.21       33.56          83,996      0.90
 For the Year Ended October 31, 2002 (f)
 Class A....................................................         --         15.50       (6.46)        704,238      1.56
 Class B....................................................         --         14.93       (7.09)        266,650      2.24
 Class C....................................................         --         14.94       (7.09)        275,305      2.12
 Class Y....................................................         --         15.88       (5.98)         27,319      0.92
 For the Year Ended October 31, 2001
 Class A....................................................         --         16.57      (18.94)        612,750      1.43
 Class B....................................................         --         16.07      (19.58)        265,683      2.11
 Class C....................................................         --         16.08      (19.53)        285,908      2.09
 Class Y....................................................         --         16.89      (18.58)         52,576      0.88
 For the Ten Months Ended October 31, 2000
 Class A....................................................         --         22.42       30.50(d)      425,686      1.48(b)
 Class B....................................................         --         21.96       29.72(d)      185,830      2.15(b)
 Class C....................................................         --         21.96       29.72(d)      217,965      2.14(b)
 Class Y....................................................         --         22.72       31.01(d)       62,343      0.96(b)

                                                              -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA--
                                                              ------------------------------------
                                                               RATIO OF      RATIO OF
                                                               EXPENSES        NET
                                                              TO AVERAGE    INVESTMENT
                                                              NET ASSETS      INCOME     PORTFOLIO
                                                                AFTER       TO AVERAGE   TURNOVER
                                                               WAIVERS      NET ASSETS    RATE(E)
                                                              ----------    ----------   ---------
THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
 For the Six-Month Period Ended April 30, 2005
 Class A....................................................     1.60%(b)(g)    0.61%(b)     55%
 Class B....................................................     2.35(b)(g)   (0.07)(b)      --
 Class C....................................................     2.35(b)(g)   (0.18)(b)      --
 Class Y....................................................     1.20(b)(g)    1.05(b)       --
 For the Year Ended October 31, 2004
 Class A....................................................     1.65(g)       0.90         119
 Class B....................................................     2.35(g)       0.15          --
 Class C....................................................     2.35(g)       0.27          --
 Class Y....................................................     1.20(g)       1.26          --
 For the Year Ended October 31, 2003 (f)
 Class A....................................................     1.65          0.72         166
 Class B....................................................     2.35          0.03          --
 Class C....................................................     2.35         (0.03)         --
 Class Y....................................................     1.20          0.93          --
 For the Year Ended October 31, 2002 (f)
 Class A....................................................     1.65          0.44         194
 Class B....................................................     2.35         (0.26)         --
 Class C....................................................     2.35         (0.26)         --
 Class Y....................................................     1.20          0.89          --
 From inception April 30, 2001, through October 31, 2001
 Class A....................................................     1.65(b)       0.86(b)      128
 Class B....................................................     2.35(b)       0.16(b)       --
 Class C....................................................     2.35(b)       0.16(b)       --
 Class Y....................................................     1.20(b)       1.31(b)       --
THE HARTFORD MIDCAP FUND
 For the Six-Month Period Ended April 30, 2005
 Class A....................................................     1.31(b)(h)   (0.15)(b)      45
 Class B....................................................     2.09(b)(h)   (0.93)(b)      --
 Class C....................................................     2.00(b)(h)   (0.84)(b)      --
 Class Y....................................................     0.84(b)(h)    0.31(b)       --
 For the Year Ended October 31, 2004
 Class A....................................................     1.37(h)      (0.41)         52
 Class B....................................................     2.11(h)      (1.15)         --
 Class C....................................................     2.02(h)      (1.06)         --
 Class Y....................................................     0.85(h)       0.11          --
 For the Year Ended October 31, 2003
 Class A....................................................     1.48         (0.58)         70
 Class B....................................................     2.20         (1.30)         --
 Class C....................................................     2.10         (1.21)         --
 Class Y....................................................     0.90         (0.01)         --
 For the Year Ended October 31, 2002 (f)
 Class A....................................................     1.45         (0.65)        109
 Class B....................................................     2.15         (1.35)         --
 Class C....................................................     2.12         (1.31)         --
 Class Y....................................................     0.92         (0.08)         --
 For the Year Ended October 31, 2001
 Class A....................................................     1.38         (0.53)        116
 Class B....................................................     2.11         (1.28)         --
 Class C....................................................     2.09         (1.24)         --
 Class Y....................................................     0.88         (0.03)         --
 For the Ten Months Ended October 31, 2000
 Class A....................................................     1.43(b)      (0.80)(b)     110
 Class B....................................................     2.15(b)      (1.52)(b)      --
 Class C....................................................     2.14(b)      (1.51)(b)      --
 Class Y....................................................     0.96(b)      (0.33)(b)      --

---------------
(a)Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)Annualized.
(c)Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)Not annualized.
(e)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)Per share amounts have been calculated using average shares outstanding method.
(g)The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. For the six month period ended April 30, 2005, had the commission recapture been included, the ratio would have been 1.56%, 2.31%, 2.31% and 1.16% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the commission recapture been included, the ratio would have been 1.60%, 2.30%, 2.29% and 1.15% for Classes A, B, C and Y, respectively.
(h)The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. For the six month period ended April 30, 2005, had the commission recapture been included, the ratio would have been 1.30%, 2.07%, 1.99% and 0.82% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the commission recapture been included, the ratio would have been 1.36%, 2.10%, 2.00% and 0.84% for Classes A, B, C and Y, respectively.
@@ The amount per share rounds to zero.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM                        NET ASSET
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS   VALUE AT
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM         END OF
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL       PERIOD
                                ---------   ----------   ------------   ----------   -------------   -------------   ---------
THE HARTFORD MIDCAP VALUE FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................   $12.89       $(0.03)       $ 0.43       $    --        $(0.97)          $  --        $12.32
 Class B......................    12.59        (0.07)         0.41            --         (0.97)             --         11.96
 Class C......................    12.59        (0.07)         0.41            --         (0.97)             --         11.96
 Class Y......................    13.11           @@          0.43            --         (0.97)             --         12.57
 For the Year Ended October
   31, 2004
 Class A......................    11.32        (0.04)         1.61            --            --              --         12.89
 Class B......................    11.12        (0.13)         1.60            --            --              --         12.59
 Class C......................    11.13        (0.13)         1.59            --            --              --         12.59
 Class Y......................    11.46        (0.01)         1.66            --            --              --         13.11
 For the Year Ended October
   31, 2003(f)
 Class A......................     8.34        (0.03)         3.01            --            --              --         11.32
 Class B......................     8.25        (0.09)         2.96            --            --              --         11.12
 Class C......................     8.25        (0.09)         2.97            --            --              --         11.13
 Class Y......................     8.39         0.02          3.05            --            --              --         11.46
 For the Year Ended October
   31, 2002(f)
 Class A......................     8.48        (0.02)        (0.12)           --            --              --          8.34
 Class B......................     8.46        (0.09)        (0.12)           --            --              --          8.25
 Class C......................     8.46        (0.09)        (0.12)           --            --              --          8.25
 Class Y......................     8.50         0.01         (0.12)           --            --              --          8.39
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................    10.00        (0.01)        (1.51)           --            --              --          8.48
 Class B......................    10.00        (0.02)        (1.52)           --            --              --          8.46
 Class C......................    10.00        (0.02)        (1.52)           --            --              --          8.46
 Class Y......................    10.00        (0.01)        (1.49)           --            --              --          8.50
THE HARTFORD MONEY MARKET FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................     1.00        0.007            --        (0.007)           --              --          1.00
 Class B......................     1.00        0.004            --        (0.004)           --              --          1.00
 Class C......................     1.00        0.004            --        (0.004)           --              --          1.00
 Class Y......................     1.00        0.009            --        (0.009)           --              --          1.00
 For the Year Ended October
   31, 2004
 Class A......................     1.00        0.003            --        (0.003)           --              --          1.00
 Class B......................     1.00       0.0001            --       (0.0001)           --              --          1.00
 Class C......................     1.00       0.0001            --       (0.0001)           --              --          1.00
 Class Y......................     1.00        0.007            --        (0.007)           --              --          1.00
 For the Year Ended October
   31, 2003
 Class A......................     1.00        0.003            --        (0.003)           --              --          1.00
 Class B......................     1.00           --            --            --            --              --          1.00
 Class C......................     1.00           --            --            --            --              --          1.00
 Class Y......................     1.00        0.008            --        (0.008)           --              --          1.00
 For the Year Ended October
   31, 2002(f)
 Class A......................     1.00        0.011            --        (0.011)           --              --          1.00
 Class B......................     1.00        0.004            --        (0.004)           --              --          1.00
 Class C......................     1.00        0.004            --        (0.004)           --              --          1.00
 Class Y......................     1.00        0.017            --        (0.017)           --              --          1.00
 For the Year Ended October
   31, 2001
 Class A......................     1.00         0.04            --         (0.04)           --              --          1.00
 Class B......................     1.00         0.03            --         (0.03)           --              --          1.00
 Class C......................     1.00         0.03            --         (0.03)           --              --          1.00
 Class Y......................     1.00         0.04            --         (0.04)           --              --          1.00
 For the Ten Months Ended
   October 31, 2000
 Class A......................     1.00         0.04            --         (0.04)           --              --          1.00
 Class B......................     1.00         0.04            --         (0.04)           --              --          1.00
 Class C......................     1.00         0.04            --         (0.04)           --              --          1.00
 Class Y......................     1.00         0.05            --         (0.05)           --              --          1.00

                                       -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ------------------------------------------------------------------------------
                                                            RATIO OF     RATIO OF       RATIO OF
                                                            EXPENSES     EXPENSES         NET
                                              NET ASSETS   TO AVERAGE   TO AVERAGE     INVESTMENT
                                              AT END OF    NET ASSETS   NET ASSETS       INCOME      PORTFOLIO
                                  TOTAL         PERIOD       BEFORE       AFTER        TO AVERAGE    TURNOVER
                                RETURN(C)      (000'S)      WAIVERS      WAIVERS       NET ASSETS     RATE(E)
                                ---------     ----------   ----------   ----------     ----------    ---------
THE HARTFORD MIDCAP VALUE FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................     3.18%(d)    $274,554       1.51%(b)     1.40%(b)(h)   (0.40)%(b)      31%
 Class B......................     2.76(d)       58,622       2.36(b)      2.15(b)(h)    (1.15)(b)       --
 Class C......................     2.75(d)       62,936       2.20(b)      2.15(b)(h)    (1.15)(b)       --
 Class Y......................     3.37(d)       29,370       0.98(b)      0.98(b)(h)    (0.04)(b)       --
 For the Year Ended October
   31, 2004
 Class A......................    13.87         280,173       1.56         1.45(h)       (0.03)          46
 Class B......................    13.22          60,558       2.36         2.15(h)       (1.04)          --
 Class C......................    13.12          67,132       2.20         2.15(h)       (1.04)          --
 Class Y......................    14.40           2,474       0.90         0.90(h)       (0.12)          --
 For the Year Ended October
   31, 2003(f)
 Class A......................    35.73         155,614       1.60         1.45          (0.35)          56
 Class B......................    34.79          42,407       2.33         2.15          (1.05)          --
 Class C......................    34.91          49,566       2.20         2.15          (1.05)          --
 Class Y......................    36.59              29       1.03         1.00           0.16           --
 For the Year Ended October
   31, 2002(f)
 Class A......................    (1.65)         94,532       1.68         1.45          (0.23)          40
 Class B......................    (2.48)         26,556       2.38         2.15          (0.95)          --
 Class C......................    (2.48)         32,274       2.27         2.15          (0.96)          --
 Class Y......................    (1.29)            252       1.02         1.00           0.23           --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................   (15.20)(d)      26,812       1.69(b)      1.40(b)       (0.20)(b)       28
 Class B......................   (15.40)(d)       7,158       2.38(b)      2.10(b)       (0.90)(b)       --
 Class C......................   (15.40)(d)       8,975       2.37(b)      2.10(b)       (0.90)(b)       --
 Class Y......................   (15.00)(d)         255       1.11(b)      0.95(b)        0.25(b)        --
THE HARTFORD MONEY MARKET FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................     0.74(d)      187,641       1.25(b)      0.95(b)        1.46(b)       N/A
 Class B......................     0.36(d)       36,328       1.89(b)      1.70(b)        0.69(b)        --
 Class C......................     0.36(d)       22,219       1.81(b)      1.70(b)        0.71(b)        --
 Class Y......................     0.94(d)       13,224       0.62(b)      0.55(b)        1.90(b)        --
 For the Year Ended October
   31, 2004
 Class A......................     0.28         205,442       1.22         1.00           0.27          N/A
 Class B......................     0.01          45,836       1.82         1.25           0.01           --
 Class C......................     0.01          26,626       1.77         1.27           0.01           --
 Class Y......................     0.72           9,698       0.56         0.55           0.96           --
 For the Year Ended October
   31, 2003
 Class A......................     0.32         246,199       1.28         1.00           0.33          N/A
 Class B......................     0.00          67,732       2.01         1.33(i)        0.01           --
 Class C......................     0.00          29,955       1.89         1.36(i)        0.01           --
 Class Y......................     0.78           1,162       0.68         0.55           0.84           --
 For the Year Ended October
   31, 2002(f)
 Class A......................     1.09         302,862       1.30         1.00           1.06          N/A
 Class B......................     0.43          99,048       1.96         1.70           0.37           --
 Class C......................     0.42          65,894       1.82         1.70           0.37           --
 Class Y......................     1.72           2,815       0.62         0.55           1.51           --
 For the Year Ended October
   31, 2001
 Class A......................     4.02          86,748       1.19         1.00           3.63          N/A
 Class B......................     3.31          48,998       1.85         1.70           2.93           --
 Class C......................     3.31          53,873       1.82         1.70           2.93           --
 Class Y......................     4.49          33,309       0.61         0.55           4.08           --
 For the Ten Months Ended
   October 31, 2000
 Class A......................     4.54(d)       43,897       1.20(b)      1.00(b)        5.35(b)       N/A
 Class B......................     3.94(d)       14,974       1.85(b)      1.70(b)        4.65(b)        --
 Class C......................     3.93(d)        6,842       1.85(b)      1.70(b)        4.65(b)        --
 Class Y......................     4.94(d)       18,325       0.65(b)      0.55(b)        5.80(b)        --

---------------
(a)Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)Annualized.
(c)Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)Not annualized.
(e)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)Per share amounts have been calculated using average shares outstanding method.
(g)Expense ratios do not include expenses of the underlying funds.
(h)The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. For the six month period ended April 30, 2005, had the commission recapture been included, the ratio would have been 1.39%, 2.14%, 2.14% and 0.97% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the commission recapture been included, the ratio would have been 1.43%, 2.13%, 2.13% and 0.88% for Classes A, B, C and Y, respectively.
(i)Expense ratio includes a practical waiver of 12b-1 fees.
@@ The amount per share rounds to zero.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA--
                                ----------------------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM                        NET ASSET
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS   VALUE AT
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM         END OF
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL       PERIOD
                                ---------   ----------   ------------   ----------   -------------   -------------   ---------
THE HARTFORD SELECT MIDCAP
 GROWTH FUND
 From inception January 1,
   2005, through April 30,
   2005
 Class A......................   $10.06       $(0.02)       $(0.76)       $   --        $   --           $  --        $ 9.28
 Class B......................    10.06        (0.03)        (0.78)           --            --              --          9.25
 Class C......................    10.06        (0.04)        (0.77)           --            --              --          9.25
 Class Y......................    10.06        (0.02)        (0.75)           --            --              --          9.29
THE HARTFORD SHORT DURATION
 FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................    10.08         0.15         (0.12)        (0.15)           --              --          9.96
 Class B......................    10.08         0.12         (0.13)        (0.11)           --              --          9.96
 Class C......................    10.08         0.12         (0.13)        (0.11)           --              --          9.96
 Class Y......................    10.07         0.17         (0.13)        (0.16)           --              --          9.95
 For the Year Ended October
   31, 2004
 Class A......................    10.14         0.30         (0.06)        (0.30)           --              --         10.08
 Class B......................    10.14         0.23         (0.06)        (0.23)           --              --         10.08
 Class C......................    10.14         0.23         (0.06)        (0.23)           --              --         10.08
 From inception November 28,
   2003, through October 31,
   2004
 Class Y......................    10.11         0.30         (0.04)        (0.30)           --              --         10.07
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................    10.00         0.30          0.14         (0.30)           --              --         10.14
 Class B......................    10.00         0.23          0.14         (0.23)           --              --         10.14
 Class C......................    10.00         0.23          0.14         (0.23)           --              --         10.14
THE HARTFORD SMALL COMPANY
 FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................    15.09        (0.08)         0.34            --            --              --         15.35
 Class B......................    14.17        (0.14)         0.33            --            --              --         14.36
 Class C......................    14.19        (0.14)         0.33            --            --              --         14.38
 Class Y......................    15.74        (0.04)         0.35            --            --              --         16.05
 For the Year Ended October
   31, 2004
 Class A......................    14.28        (0.18)         0.99            --            --              --         15.09
 Class B......................    13.51        (0.27)         0.93            --            --              --         14.17
 Class C......................    13.52        (0.28)         0.95            --            --              --         14.19
 Class Y......................    14.83        (0.06)         0.97            --            --              --         15.74
 For the Year Ended October
   31, 2003
 Class A......................     9.93        (0.13)         4.48            --            --              --         14.28
 Class B......................     9.46        (0.20)         4.25            --            --              --         13.51
 Class C......................     9.47        (0.20)         4.25            --            --              --         13.52
 Class Y......................    10.27        (0.09)         4.65            --            --              --         14.83
 For the Year Ended October
   31, 2002(f)
 Class A......................    12.00        (0.12)        (1.95)           --            --              --          9.93
 Class B......................    11.52        (0.20)        (1.86)           --            --              --          9.46
 Class C......................    11.53        (0.20)        (1.86)           --            --              --          9.47
 Class Y......................    12.35        (0.06)        (2.02)           --            --              --         10.27
 For the Year Ended October
   31, 2001
 Class A......................    18.08        (0.08)        (5.41)           --         (0.59)             --         12.00
 Class B......................    17.49        (0.16)        (5.22)           --         (0.59)             --         11.52
 Class C......................    17.51        (0.19)        (5.20)           --         (0.59)             --         11.53
 Class Y......................    18.50        (0.02)        (5.54)           --         (0.59)             --         12.35
 For the Ten Months Ended
   October 31, 2000
 Class A......................    20.48        (0.04)        (1.47)           --         (0.89)             --         18.08
 Class B......................    19.96        (0.11)        (1.47)           --         (0.89)             --         17.49
 Class C......................    19.97        (0.12)        (1.45)           --         (0.89)             --         17.51
 Class Y......................    20.84        (0.02)        (1.43)           --         (0.89)             --         18.50

                                       -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA--
                                ------------------------------------------------------------------------------
                                                            RATIO OF     RATIO OF       RATIO OF
                                                            EXPENSES     EXPENSES         NET
                                              NET ASSETS   TO AVERAGE   TO AVERAGE     INVESTMENT
                                              AT END OF    NET ASSETS   NET ASSETS       INCOME      PORTFOLIO
                                  TOTAL         PERIOD       BEFORE       AFTER        TO AVERAGE    TURNOVER
                                RETURN(C)      (000'S)      WAIVERS      WAIVERS       NET ASSETS     RATE(E)
                                ---------     ----------   ----------   ----------     ----------    ---------
THE HARTFORD SELECT MIDCAP
 GROWTH FUND
 From inception January 1,
   2005, through April 30,
   2005
 Class A......................    (7.75)%(d)   $  9,824       1.96%(b)     1.50%(b)      (1.00)%(b)      36%
 Class B......................    (8.05)(d)       1,322       3.30(b)      2.25(b)       (1.77)(b)       --
 Class C......................    (8.05)(d)         875       3.24(b)      2.25(b)       (1.76)(b)       --
 Class Y......................    (7.65)(d)         186       1.51(b)      1.10(b)       (0.58)(b)       --
THE HARTFORD SHORT DURATION
 FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................     0.26          36,996       1.05(b)      0.90(b)        3.10(b)        61
 Class B......................    (0.11)         10,095       1.89(b)      1.65(b)        2.34(b)        --
 Class C......................    (0.11)         29,749       1.79(b)      1.65(b)        2.34(b)        --
 Class Y......................     0.40          64,596       0.69(b)      0.65(b)        3.43(b)        --
 For the Year Ended October
   31, 2004
 Class A......................     2.40          39,148       1.06         0.95           2.95          108
 Class B......................     1.68          12,267       1.84         1.65           2.26           --
 Class C......................     1.68          34,949       1.76         1.65           2.26           --
 From inception November 28,
   2003, through October 31,
   2004
 Class Y......................     2.62(d)       31,429       0.61(b)      0.60(b)        3.03(b)        --
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................     4.48          32,753       1.34(b)      0.95(b)        3.14(b)       113
 Class B......................     3.77          10,206       2.09(b)      1.65(b)        2.46(b)        --
 Class C......................     3.77          30,660       1.96(b)      1.65(b)        2.44(b)        --
THE HARTFORD SMALL COMPANY
 FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................     1.72(d)      144,349       1.59(b)      1.40(b)(h)    (0.99)(b)       57
 Class B......................     1.34(d)       53,552       2.41(b)      2.15(b)(h)    (1.73)(b)       --
 Class C......................     1.34(d)       41,951       2.31(b)      2.15(b)(h)    (1.74)(b)       --
 Class Y......................     1.97(d)       33,904       0.98(b)      0.98(b)(h)    (0.57)(b)       --
 For the Year Ended October
   31, 2004
 Class A......................     5.67         156,278       1.62         1.45(h)       (1.15)         142
 Class B......................     4.88          58,438       2.40         2.15(h)       (1.85)          --
 Class C......................     4.96          49,327       2.30         2.15(h)       (1.85)          --
 Class Y......................     6.14          15,731       0.99         0.99(h)       (0.71)          --
 For the Year Ended October
   31, 2003
 Class A......................    43.81         141,327       1.63         1.45          (1.19)         179
 Class B......................    42.81          58,286       2.36         2.15          (1.89)          --
 Class C......................    42.77          52,010       2.23         2.15          (1.88)          --
 Class Y......................    44.40          14,472       1.05         1.00          (0.73)          --
 For the Year Ended October
   31, 2002(f)
 Class A......................   (17.25)         96,302       1.64         1.45          (0.97)         226
 Class B......................   (17.88)         41,439       2.31         2.15          (1.67)          --
 Class C......................   (17.87)         38,938       2.20         2.15          (1.65)          --
 Class Y......................   (16.84)         10,834       1.00         1.00          (0.53)          --
 For the Year Ended October
   31, 2001
 Class A......................   (31.36)        116,398       1.51         1.45          (0.64)         224
 Class B......................   (31.80)         49,738       2.19         2.15          (1.34)          --
 Class C......................   (31.82)         51,234       2.17         2.15          (1.34)          --
 Class Y......................   (31.02)         33,473       0.95         0.95          (0.14)          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    (7.70)(d)     164,280       1.50(b)      1.45(b)       (0.72)(b)      158
 Class B......................    (8.26)(d)      71,323       2.16(b)      2.15(b)       (1.42)(b)       --
 Class C......................    (8.21)(d)      77,337       2.16(b)      2.15(b)       (1.42)(b)       --
 Class Y......................    (7.27)(d)      46,205       0.96(b)      0.96(b)       (0.23)(b)       --

---------------
(a)Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)Annualized.
(c)Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)Not annualized.
(e)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)Per share amounts have been calculated using average shares outstanding method.
(g)Expense ratios do not include expenses of the underlying funds.
(h)The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. For the six month period ended April 30, 2005, had the commission recapture been included, the ratio would have been 1.37%, 2.12%, 2.12% and 0.95% for classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the commission recapture been included, the ratio would have been 1.40%, 2.10%, 2.10% and 0.94% for Classes A, B, C and Y, respectively.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM                        NET ASSET
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS   VALUE AT
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM         END OF
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL       PERIOD
                                ---------   ----------   ------------   ----------   -------------   -------------   ---------
THE HARTFORD SMALLCAP GROWTH
 FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................   $24.60       $(0.09)      $  0.84        $  --         $    --          $  --        $25.35
 Class B......................    22.39        (0.17)         0.77           --              --             --         22.99
 Class C......................    22.39        (0.18)         0.78           --              --             --         22.99
 Class H......................    22.46        (0.17)         0.79           --              --             --         23.08
 Class L......................    24.60        (0.07)         0.85           --              --             --         25.38
 Class M......................    22.44        (0.16)         0.78           --              --             --         23.06
 Class N......................    22.46        (0.17)         0.79           --              --             --         23.08
 Class Y......................    24.88        (0.03)         0.85           --              --             --         25.70
 For the Year Ended October
   31, 2004
 Class A......................    22.91        (0.15)         1.84           --              --             --         24.60
 Class B......................    20.99        (0.28)         1.68           --              --             --         22.39
 Class C......................    20.99        (0.27)         1.67           --              --             --         22.39
 Class H......................    21.02        (0.34)         1.78           --              --             --         22.46
 Class L......................    22.90        (0.19)         1.89           --              --             --         24.60
 Class M......................    21.00        (0.32)         1.76           --              --             --         22.44
 Class N......................    21.02        (0.31)         1.75           --              --             --         22.46
 Class Y......................    23.06        (0.02)         1.84           --              --             --         24.88
 For the Year Ended October
   31, 2003
 Class A......................    15.57        (0.09)         7.43           --              --             --         22.91
 Class B......................    14.36        (0.15)         6.78           --              --             --         20.99
 Class C......................    14.35        (0.16)         6.80           --              --             --         20.99
 Class H......................    14.37        (0.25)         6.90           --              --             --         21.02
 Class L......................    15.56        (0.15)         7.49           --              --             --         22.90
 Class M......................    14.36        (0.24)         6.88           --              --             --         21.00
 Class N......................    14.37        (0.24)         6.89           --              --             --         21.02
 Class Y......................    15.61        (0.08)         7.53           --              --             --         23.06
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    20.21        (0.06)        (4.58)          --              --             --         15.57
 Class B......................    18.73        (0.08)        (4.29)          --              --             --         14.36
 Class C......................    18.73        (0.09)        (4.29)          --              --             --         14.35
 Class Y......................    20.21        (0.08)        (4.52)          --              --             --         15.61
 For the Year Ended October
   31, 2002
 Class H......................    17.71        (0.36)        (2.65)          --           (0.33)            --         14.37
 Class L......................    19.04        (0.20)        (2.95)          --           (0.33)            --         15.56
 Class M......................    17.70        (0.33)        (2.68)          --           (0.33)            --         14.36
 Class N......................    17.71        (0.34)        (2.67)          --           (0.33)            --         14.37
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    19.77        (0.04)        (2.02)          --              --             --         17.71
 Class L......................    21.24        (0.03)        (2.17)          --              --             --         19.04
 Class M......................    19.76        (0.04)        (2.02)          --              --             --         17.70
 Class N......................    19.77        (0.04)        (2.02)          --              --             --         17.71
 For the Year Ended August 31,
   2001
 Class H......................    57.72        (0.72)       (24.24)          --          (12.99)            --         19.77
 Class L......................    60.44        (0.17)       (26.04)          --          (12.99)            --         21.24
 Class M......................    57.66        (0.68)       (24.23)          --          (12.99)            --         19.76
 Class N......................    57.71        (0.71)       (24.24)          --          (12.99)            --         19.77
 For the Year Ended August 31,
   2000
 Class H......................    34.94        (0.47)        33.83           --          (10.58)            --         57.72
 Class L......................    36.04        (0.44)        35.42           --          (10.58)            --         60.44
 Class M......................    34.91        (0.47)        33.80           --          (10.58)            --         57.66
 Class N......................    34.94        (0.47)        33.82           --          (10.58)            --         57.71

                                       -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ------------------------------------------------------------------------------
                                                            RATIO OF     RATIO OF       RATIO OF
                                                            EXPENSES     EXPENSES         NET
                                              NET ASSETS   TO AVERAGE   TO AVERAGE     INVESTMENT
                                              AT END OF    NET ASSETS   NET ASSETS       INCOME      PORTFOLIO
                                  TOTAL         PERIOD       BEFORE       AFTER        TO AVERAGE    TURNOVER
                                RETURN(C)      (000'S)      WAIVERS      WAIVERS       NET ASSETS     RATE(E)
                                ---------     ----------   ----------   ----------     ----------    ---------
THE HARTFORD SMALLCAP GROWTH
 FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................     3.05%(d)    $ 48,040       1.67%(b)     1.40%(b)(h)   (0.72)%(b)      45%
 Class B......................     2.68(d)       13,444       2.55(b)      2.15(b)(h)    (1.47)(b)       --
 Class C......................     2.68(d)       10,598       2.37(b)      2.15(b)(h)    (1.47)(b)       --
 Class H......................     2.76(d)       15,324       1.98(b)      1.98(b)(h)    (1.29)(b)       --
 Class L......................     3.17(d)      112,323       1.23(b)      1.23(b)(h)    (0.55)(b)       --
 Class M......................     2.76(d)       15,019       1.98(b)      1.98(b)(h)    (1.30)(b)       --
 Class N......................     2.76(d)        5,749       1.98(b)      1.98(b)(h)    (1.30)(b)       --
 Class Y......................     3.30(d)       30,015       1.03(b)      1.03(b)(h)    (0.39)(b)       --
 For the Year Ended October
   31, 2004
 Class A......................     7.38          42,962       1.77         1.45(h)       (0.81)         102
 Class B......................     6.67          11,930       2.59         2.15(h)       (1.51)          --
 Class C......................     6.67          10,140       2.38         2.15(h)       (1.51)          --
 Class H......................     6.85          17,328       1.98         1.98(h)       (1.34)          --
 Class L......................     7.42         114,266       1.43         1.43(h)       (0.79)          --
 Class M......................     6.86          16,154       1.98         1.98(h)       (1.34)          --
 Class N......................     6.85           6,115       1.98         1.98(h)       (1.34)          --
 Class Y......................     7.89           5,788       1.03         1.03(h)       (0.47)          --
 For the Year Ended October
   31, 2003
 Class A......................    47.14          17,544       1.61         1.45          (0.83)         122
 Class B......................    46.17           6,571       2.31         2.15          (1.53)          --
 Class C......................    46.27           5,076       2.22         2.15          (1.53)          --
 Class H......................    46.28          20,767       2.05         2.05          (1.40)          --
 Class L......................    47.17         112,621       1.50         1.45          (0.80)          --
 Class M......................    46.24          17,992       2.05         2.05          (1.40)          --
 Class N......................    46.28           6,110       2.05         2.05          (1.40)          --
 Class Y......................    47.72               1       1.11         1.10          (0.46)          --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................   (22.97)(d)       3,457       1.82(b)      1.45(b)       (0.93)(b)       93
 Class B......................   (23.31)(d)       1,756       2.52(b)      2.15(b)       (1.60)(b)       --
 Class C......................   (23.37)(d)       1,432       2.38(b)      2.15(b)       (1.60)(b)       --
 Class Y......................   (22.77)(d)           1       1.06(b)      1.00(b)       (0.60)(b)       --
 For the Year Ended October
   31, 2002
 Class H......................   (17.41)         16,675       2.05         2.05          (1.65)          93
 Class L......................   (16.92)         86,414       1.50         1.45          (1.06)          --
 Class M......................   (17.42)         13,714       2.05         2.05          (1.65)          --
 Class N......................   (17.41)          4,757       2.05         2.05          (1.65)          --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................   (10.42)(d)      23,059       2.05(b)      2.05(b)       (1.57)(b)       17
 Class L......................   (10.36)(d)     121,440       1.50(b)      1.50(b)       (1.02)(b)       --
 Class M......................   (10.43)(d)      18,115       2.05(b)      2.05(b)       (1.57)(b)       --
 Class N......................   (10.42)(d)       6,495       2.05(b)      2.05(b)       (1.57)(b)       --
 For the Year Ended August 31,
   2001
 Class H......................   (50.88)         26,051       1.94         1.94          (1.12)         151
 Class L......................   (50.60)        138,175       1.39         1.39          (0.57)          --
 Class M......................   (50.84)         20,522       1.94         1.94          (1.12)          --
 Class N......................   (50.87)          7,278       1.94         1.94          (1.12)          --
 For the Year Ended August 31,
   2000
 Class H......................   114.64          50,558       1.90         1.90          (1.49)         212
 Class L......................   115.84         314,326       1.35         1.35          (0.94)          --
 Class M......................   114.66          38,246       1.90         1.90          (1.49)          --
 Class N......................   114.60          14,300       1.90         1.90          (1.49)          --

---------------
(a)Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)Annualized.
(c)Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)Not annualized.
(e)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)Per share amounts have been calculated using average shares outstanding method.
(g)Expense ratios do not include expenses of the underlying funds.
(h)The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. For the six month period ended April 30, 2005, had the commission recapture been included, the ratio would have been 1.40%, 2.15%, 2.15%, 1.97%, 1.23%, 1.97%, 1.98% and 1.03% for
   Classes A, B, C, H, L, M, N and Y, respectively. For the year ended October 31, 2004, had the commission recapture been included, the ratio would have been 1.44%, 2.14%, 2.14%, 1.97%, 1.42%, 1.97%, 1.97% and 1.02% for Classes A,
   B, C, H, L, M, N and Y, respectively.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA--
                                ----------------------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM                        NET ASSET
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS   VALUE AT
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM         END OF
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL       PERIOD
                                ---------   ----------   ------------   ----------   -------------   -------------   ---------
THE HARTFORD STOCK FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................   $16.76       $ 0.12        $ 0.30        $(0.10)       $   --           $  --        $17.08
 Class B......................    15.76         0.05          0.27            --            --              --         16.08
 Class C......................    15.84         0.07          0.26            --            --              --         16.17
 Class Y......................    17.49         0.17          0.32         (0.21)           --              --         17.77
 For the Year Ended October
   31, 2004
 Class A......................    16.21         0.03          0.52            --            --              --         16.76
 Class B......................    15.35        (0.10)         0.51            --            --              --         15.76
 Class C......................    15.41        (0.08)         0.51            --            --              --         15.84
 Class Y......................    16.81         0.10          0.58            --            --              --         17.49
 For the Year Ended October
   31, 2003
 Class A......................    13.73         0.04          2.44            --            --              --         16.21
 Class B......................    13.10        (0.07)         2.32            --            --              --         15.35
 Class C......................    13.13        (0.05)         2.33            --            --              --         15.41
 Class Y......................    14.15         0.12          2.54            --            --              --         16.81
 For the Year Ended October
   31, 2002(f)
 Class A......................    16.89           @@         (3.16)           --            --              --         13.73
 Class B......................    16.24        (0.12)        (3.02)           --            --              --         13.10
 Class C......................    16.23        (0.08)        (3.02)           --            --              --         13.13
 Class Y......................    17.31         0.10         (3.26)           --            --              --         14.15
 For the Year Ended October
   31, 2001
 Class A......................    23.40         0.02         (5.45)           --         (1.08)             --         16.89
 Class B......................    22.69        (0.09)        (5.28)           --         (1.08)             --         16.24
 Class C......................    22.68        (0.08)        (5.29)           --         (1.08)             --         16.23
 Class Y......................    23.85         0.09         (5.55)           --         (1.08)             --         17.31
 For the Ten Months Ended
   October 31, 2000
 Class A......................    23.64        (0.03)           --            --         (0.21)             --         23.40
 Class B......................    23.06        (0.12)        (0.04)           --         (0.21)             --         22.69
 Class C......................    23.05        (0.11)        (0.05)           --         (0.21)             --         22.68
 Class Y......................    23.99         0.05          0.02            --         (0.21)             --         23.85
THE HARTFORD TAX-FREE
 CALIFORNIA FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................    10.32         0.18          0.09         (0.18)           --              --         10.41
 Class B......................    10.31         0.14          0.09         (0.14)           --              --         10.40
 Class C......................    10.33         0.14          0.09         (0.14)           --              --         10.42
 For the Year Ended October
   31, 2004
 Class A......................     9.93         0.38          0.41         (0.40)           --              --         10.32
 Class B......................     9.92         0.34          0.38         (0.33)           --              --         10.31
 Class C......................     9.93         0.32          0.41         (0.33)           --              --         10.33
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................    10.00         0.37         (0.07)        (0.37)           --              --          9.93
 Class B......................    10.00         0.30         (0.08)        (0.30)           --              --          9.92
 Class C......................    10.00         0.30         (0.07)        (0.30)           --              --          9.93

                                       -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA--
                                ------------------------------------------------------------------------------
                                                            RATIO OF     RATIO OF       RATIO OF
                                                            EXPENSES     EXPENSES         NET
                                              NET ASSETS   TO AVERAGE   TO AVERAGE     INVESTMENT
                                              AT END OF    NET ASSETS   NET ASSETS       INCOME      PORTFOLIO
                                  TOTAL         PERIOD       BEFORE       AFTER        TO AVERAGE    TURNOVER
                                RETURN(C)      (000'S)      WAIVERS      WAIVERS       NET ASSETS     RATE(E)
                                ---------     ----------   ----------   ----------     ----------    ---------
THE HARTFORD STOCK FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................     2.50%(d)   $  840,573      1.39%(b)     1.33%(b)(h)    1.43%(b)     12%
 Class B......................     2.03(d)       304,123      2.21(b)      2.21(b)(h)     0.55(b)       --
 Class C......................     2.08(d)       206,574      2.06(b)      2.06(b)(h)     0.74(b)       --
 Class Y......................     2.76(d)        93,266      0.81(b)      0.81(b)(h)     1.83(b)       --
 For the Year Ended October
   31, 2004
 Class A......................     3.39          952,606      1.42         1.42(h)        0.18          29
 Class B......................     2.67          343,148      2.18         2.18(h)       (0.59)         --
 Class C......................     2.79          256,271      2.03         2.03(h)       (0.44)         --
 Class Y......................     4.04           80,932      0.80         0.80(h)        0.80          --
 For the Year Ended October
   31, 2003
 Class A......................    18.06          976,663      1.47         1.45           0.26          37
 Class B......................    17.18          376,437      2.20         2.18          (0.47)         --
 Class C......................    17.36          311,874      2.07         2.07          (0.36)         --
 Class Y......................    18.80           42,894      0.88         0.88           0.84          --
 For the Year Ended October
   31, 2002(f)
 Class A......................   (18.71)         880,371      1.47         1.42          (0.01)         48
 Class B......................   (19.34)         351,382      2.15         2.15          (0.74)         --
 Class C......................   (19.10)         313,173      2.03         2.03          (0.62)         --
 Class Y......................   (18.26)          34,116      0.85         0.85           0.58          --
 For the Year Ended October
   31, 2001
 Class A......................   (24.28)       1,031,549      1.33         1.28           0.05          38
 Class B......................   (24.80)         470,035      2.00         2.00          (0.67)         --
 Class C......................   (24.81)         430,238      1.99         1.99          (0.66)         --
 Class Y......................   (23.93)          27,004      0.79         0.79           0.54          --
 For the Ten Months Ended
   October 31, 2000
 Class A......................    (0.14)(d)    1,067,970      1.32(b)      1.27(b)       (0.19)(b)      38
 Class B......................    (0.71)(d)      578,402      1.99(b)      1.99(b)       (0.90)(b)      --
 Class C......................    (0.71)(d)      492,996      1.98(b)      1.98(b)       (0.90)(b)      --
 Class Y......................     0.28(d)        32,123      0.80(b)      0.80(b)        0.28(b)       --
THE HARTFORD TAX-FREE
 CALIFORNIA FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................     2.63(d)        15,549      1.04(b)      0.90(b)        3.53(b)       21
 Class B......................     2.25(d)         1,078      1.82(b)      1.65(b)        2.78(b)       --
 Class C......................     2.24(d)         1,620      1.82(b)      1.65(b)        2.78(b)       --
 For the Year Ended October
   31, 2004
 Class A......................     8.15           14,846      1.03         0.95           3.85          41
 Class B......................     7.40            1,017      1.84         1.65           3.12          --
 Class C......................     7.49            1,448      1.85         1.65           3.06          --
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................     3.06           10,799      1.57(b)      0.95(b)        3.73(b)       64
 Class B......................     2.23            1,827      2.32(b)      1.65(b)        3.07(b)       --
 Class C......................     2.34            1,230      2.18(b)      1.65(b)        3.02(b)       --

---------------
(a)Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)Annualized.
(c)Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)Not annualized.
(e)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)Per share amounts have been calculated using average shares outstanding method.
(g)Expense ratios do not include expenses of the underlying funds.
(h)The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. For the six month period ended April 30, 2005, had the commission recapture been included, the ratio would have been 1.32%, 2.20%, 2.06% and 0.80% for Classes A, B & C, respectively. For the year ended October 31, 2004, had the commission recapture been included, the ratio would have been 1.42%, 2.18%, 2.03 and 0.80% for Classes A, B, C and Y, respectively.
@@ The amount per share rounds to zero.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM                        NET ASSET
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS   VALUE AT
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM         END OF
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL       PERIOD
                                ---------   ----------   ------------   ----------   -------------   -------------   ---------
THE TAX-FREE MINNESOTA FUND
 For the Six-Month Period
   Ended April 30, 2005(f)
 Class A......................   $10.44       $0.19         $(0.03)       $(0.19)       $   --           $  --        $10.41
 Class B......................    10.45        0.15          (0.03)        (0.15)           --              --         10.42
 Class C......................    10.46        0.15          (0.02)        (0.15)           --              --         10.44
 Class E......................    10.50        0.19          (0.03)        (0.19)           --              --         10.47
 Class H......................    10.49        0.15          (0.02)        (0.15)           --              --         10.47
 Class L......................    10.47        0.18          (0.02)        (0.19)           --              --         10.44
 Class M......................    10.48        0.14          (0.01)        (0.15)           --              --         10.46
 Class N......................    10.49        0.15          (0.03)        (0.15)           --              --         10.46
 Class Y......................    10.44        0.18          (0.02)        (0.19)           --              --         10.41
 For the Year Ended October
   31, 2004
 Class A......................    10.46        0.41           0.24         (0.40)        (0.27)             --         10.44
 Class B......................    10.46        0.33           0.25         (0.32)        (0.27)             --         10.45
 Class C......................    10.48        0.33           0.24         (0.32)        (0.27)             --         10.46
 Class E......................    10.52        0.43           0.25         (0.43)        (0.27)             --         10.50
 Class H......................    10.51        0.37           0.20         (0.32)        (0.27)             --         10.49
 Class L......................    10.49        0.41           0.24         (0.40)        (0.27)             --         10.47
 Class M......................    10.50        0.36           0.21         (0.32)        (0.27)             --         10.48
 Class N......................    10.50        0.33           0.25         (0.32)        (0.27)             --         10.49
 Class Y......................    10.47        0.43           0.24         (0.43)        (0.27)             --         10.44
 For the Year Ended October
   31, 2003(f)
 Class A......................    10.46        0.38           0.05         (0.38)        (0.05)             --         10.46
 Class B......................    10.47        0.31           0.04         (0.31)        (0.05)             --         10.46
 Class C......................    10.48        0.31           0.05         (0.31)        (0.05)             --         10.48
 Class E......................    10.53        0.41           0.05         (0.42)        (0.05)             --         10.52
 Class H......................    10.52        0.30           0.06         (0.32)        (0.05)             --         10.51
 Class L......................    10.49        0.39           0.05         (0.39)        (0.05)             --         10.49
 Class M......................    10.49        0.31           0.07         (0.32)        (0.05)             --         10.50
 Class N......................    10.51        0.31           0.05         (0.32)        (0.05)             --         10.50
 Class Y......................    10.49        0.40           0.06         (0.43)        (0.05)             --         10.47
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    10.29        0.26           0.16         (0.25)           --              --         10.46
 Class B......................    10.27        0.20           0.20         (0.20)           --              --         10.47
 Class C......................    10.27        0.20           0.21         (0.20)           --              --         10.48
 Class Y......................    10.29        0.29           0.20         (0.29)           --              --         10.49
 For the Year Ended October
   31, 2002
 Class E......................    10.45        0.40           0.07         (0.39)           --              --         10.53
 Class H......................    10.44        0.29           0.07         (0.28)           --              --         10.52
 Class L......................    10.42        0.37           0.06         (0.36)           --              --         10.49
 Class M......................    10.42        0.29           0.06         (0.28)           --              --         10.49
 Class N......................    10.44        0.29           0.06         (0.28)           --              --         10.51
 For the One-Month Period
   Ended October 31, 2001
 Class E......................    10.35        0.04           0.10         (0.04)           --              --         10.45
 Class H......................    10.34        0.03           0.10         (0.03)           --              --         10.44
 Class L......................    10.31        0.04           0.11         (0.04)           --              --         10.42
 Class M......................    10.31        0.03           0.11         (0.03)           --              --         10.42
 Class N......................    10.34        0.03           0.10         (0.03)           --              --         10.44
 For the Year Ended September
   30, 2001
 Class E......................     9.91        0.48           0.45         (0.49)           --              --         10.35
 Class H......................     9.91        0.38           0.44         (0.39)           --              --         10.34
 Class L......................     9.88        0.45           0.45         (0.47)           --              --         10.31
 Class M......................     9.88        0.38           0.44         (0.39)           --              --         10.31
 Class N......................     9.90        0.38           0.45         (0.39)           --              --         10.34
 For the Year Ended September
   30, 2000
 Class E......................     9.94        0.51          (0.04)        (0.50)           --              --          9.91
 Class H......................     9.93        0.42          (0.04)        (0.40)           --              --          9.91
 Class L......................     9.91        0.48          (0.04)        (0.47)           --              --          9.88
 Class M......................     9.90        0.42          (0.04)        (0.40)           --              --          9.88
 Class N......................     9.93        0.41          (0.04)        (0.40)           --              --          9.90

                                       -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ------------------------------------------------------------------------------
                                                            RATIO OF     RATIO OF       RATIO OF
                                                            EXPENSES     EXPENSES         NET
                                              NET ASSETS   TO AVERAGE   TO AVERAGE     INVESTMENT
                                              AT END OF    NET ASSETS   NET ASSETS       INCOME      PORTFOLIO
                                  TOTAL         PERIOD       BEFORE       AFTER        TO AVERAGE    TURNOVER
                                RETURN(C)      (000'S)      WAIVERS      WAIVERS       NET ASSETS     RATE(E)
                                ---------     ----------   ----------   ----------     ----------    ---------
THE TAX-FREE MINNESOTA FUND
 For the Six-Month Period
   Ended April 30, 2005(f)
 Class A......................    1.54%(d)     $ 5,174        1.23%(b)     0.85%(b)       3.60%(b)       7%
 Class B......................    1.17(d)          736        1.99(b)      1.60(b)        2.85(b)       --
 Class C......................    1.26(d)          325        2.02(b)      1.60(b)        2.85(b)       --
 Class E......................    1.55(d)       27,027        0.85(b)      0.85(b)        3.60(b)       --
 Class H......................    1.26(d)          117        1.85(b)      1.60(b)        2.85(b)       --
 Class L......................    1.52(d)        2,883        1.10(b)      0.90(b)        3.55(b)       --
 Class M......................    1.26(d)          128        1.84(b)      1.60(b)        2.84(b)       --
 Class N......................    1.17(d)          210        1.85(b)      1.60(b)        2.85(b)       --
 Class Y......................    1.54(d)            1        0.87(b)      0.87(b)        3.56(b)       --
 For the Year Ended October
   31, 2004
 Class A......................    6.37           4,286        1.27         0.98           3.87          22
 Class B......................    5.71             645        1.99         1.68           3.16          --
 Class C......................    5.60             321        1.98         1.69           3.15          --
 Class E......................    6.62          27,346        0.82           82           4.03          --
 Class H......................    5.61             116        1.82         1.68           3.16          --
 Class L......................    6.41           2,765        1.07         0.96           3.88          --
 Class M......................    5.61             206        1.82         1.70           3.14          --
 Class N......................    5.71             214        1.82         1.68           3.17          --
 Class Y......................    6.58               1        0.85         0.85           4.07          --
 For the Year Ended October
   31, 2003(f)
 Class A......................    4.23           3,242        1.50         1.15           3.58          17
 Class B......................    3.42             532        2.21         1.85           2.88          --
 Class C......................    3.51             414        2.09         1.85           2.88          --
 Class E......................    4.50          29,784        0.83         0.80           3.92          --
 Class H......................    3.46             155        1.81         1.78           2.89          --
 Class L......................    4.34           2,922        1.07         1.05           3.67          --
 Class M......................    3.67             454        1.82         1.80           2.92          --
 Class N......................    3.47             212        1.83         1.80           2.92          --
 Class Y......................    4.50               1        0.91         0.80           3.82          --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    4.16(d)        2,073        1.37(b)      1.15(b)        3.57(b)       36
 Class B......................    3.93(d)          238        2.09(b)      1.85(b)        2.73(b)       --
 Class C......................    4.03(d)          304        1.92(b)      1.85(b)        2.79(b)       --
 Class Y......................    4.92(d)            1        0.65(b)      0.65(b)        3.83(b)       --
 For the Year Ended October
   31, 2002
 Class E......................    4.58          31,414        0.79         0.79           3.81          36
 Class H......................    3.56             577        1.81         1.81           2.81          --
 Class L......................    4.22           3,344        1.04         1.04           3.56          --
 Class M......................    3.46             562        1.79         1.79           2.81          --
 Class N......................    3.46             203        1.79         1.79           2.81          --
 For the One-Month Period
   Ended October 31, 2001
 Class E......................    1.33(d)       32,533        0.84(b)      0.84(b)        4.28(b)       --
 Class H......................    1.25(d)        1,094        1.84(b)      1.84(b)        3.28(b)       --
 Class L......................    1.41(d)        3,543        1.09(b)      1.09(b)        4.03(b)       --
 Class M......................    1.35(d)          772        1.84(b)      1.84(b)        3.28(b)       --
 Class N......................    1.25(d)          203        1.84(b)      1.84(b)        3.28(b)       --
 For the Year Ended September
   30, 2001
 Class E......................    9.58          32,259        0.85         0.85           4.70          18
 Class H......................    8.43           1,086        1.85         1.85           3.70          --
 Class L......................    9.24           3,570        1.10         1.10           4.45          --
 Class M......................    8.45             789        1.85         1.85           3.70          --
 Class N......................    8.55             200        1.85         1.85           3.70          --
 For the Year Ended September
   30, 2000
 Class E......................    4.87          33,088        0.86         0.86           5.12          56
 Class H......................    3.95           1,076        1.86         1.86           4.12          --
 Class L......................    4.63           3,454        1.11         1.11           4.87          --
 Class M......................    3.96             829        1.86         1.86           4.12          --
 Class N......................    3.84             255        1.86         1.86           4.12          --

---------------
(a)Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)Annualized.
(c)Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)Not annualized.
(e)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)Per share amounts have been calculated using average shares outstanding method.
(g)Expense ratios do not include expenses of the underlying funds.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA--
                                ----------------------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM                        NET ASSET
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS   VALUE AT
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM         END OF
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL       PERIOD
                                ---------   ----------   ------------   ----------   -------------   -------------   ---------
THE HARTFORD TAX-FREE NATIONAL
 FUND(F)
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................   $11.22       $0.22         $ 0.02        $(0.22)       $   --           $  --        $11.24
 Class B......................    11.15        0.18           0.02         (0.18)           --              --         11.17
 Class C......................    11.18        0.18           0.01         (0.18)           --              --         11.19
 Class E......................    11.21        0.22           0.03         (0.23)           --              --         11.23
 Class H......................    11.18        0.18           0.02         (0.18)           --              --         11.20
 Class L......................    11.19        0.22           0.02         (0.22)           --              --         11.21
 Class M......................    11.18        0.18           0.02         (0.18)           --              --         11.20
 Class N......................    11.16        0.18           0.02         (0.18)           --              --         11.18
 Class Y......................    11.20        0.23           0.01         (0.23)           --              --         11.21
 For the Year Ended October
   31, 2004
 Class A......................    11.07        0.45           0.32         (0.45)        (0.17)             --         11.22
 Class B......................    11.00        0.37           0.32         (0.37)        (0.17)             --         11.15
 Class C......................    11.02        0.37           0.33         (0.37)        (0.17)             --         11.18
 Class E......................    11.05        0.47           0.33         (0.47)        (0.17)             --         11.21
 Class H......................    11.03        0.46           0.23         (0.37)        (0.17)             --         11.18
 Class L......................    11.04        0.44           0.33         (0.45)        (0.17)             --         11.19
 Class M......................    11.03        0.36           0.33         (0.37)        (0.17)             --         11.18
 Class N......................    11.01        0.37           0.32         (0.37)        (0.17)             --         11.16
 Class Y......................    11.06        0.47           0.32         (0.48)        (0.17)             --         11.20
 For the Year Ended October
   31, 2003
 Class A......................    11.28        0.41           0.04         (0.41)        (0.25)             --         11.07
 Class B......................    11.21        0.33           0.04         (0.33)        (0.25)             --         11.00
 Class C......................    11.23        0.33           0.04         (0.33)        (0.25)             --         11.02
 Class E......................    11.27        0.45           0.03         (0.45)        (0.25)             --         11.05
 Class H......................    11.24        0.36           0.02         (0.34)        (0.25)             --         11.03
 Class L......................    11.25        0.42           0.04         (0.42)        (0.25)             --         11.04
 Class M......................    11.24        0.34           0.04         (0.34)        (0.25)             --         11.03
 Class N......................    11.22        0.33           0.05         (0.34)        (0.25)             --         11.01
 Class Y......................    11.28        0.45           0.04         (0.46)        (0.25)             --         11.06
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    10.99        0.26           0.30         (0.27)           --              --         11.28
 Class B......................    10.97        0.20           0.25         (0.21)           --              --         11.21
 Class C......................    10.97        0.20           0.27         (0.21)           --              --         11.23
 Class Y......................    10.99        0.33           0.27         (0.31)           --              --         11.28
 For the Year Ended October
   31, 2002
 Class E......................    11.18        0.41           0.12         (0.40)        (0.04)             --         11.27
 Class H......................    11.15        0.32           0.11         (0.30)        (0.04)             --         11.24
 Class L......................    11.16        0.39           0.12         (0.38)        (0.04)             --         11.25
 Class M......................    11.15        0.31           0.12         (0.30)        (0.04)             --         11.24
 Class N......................    11.13        0.31           0.12         (0.30)        (0.04)             --         11.22
 For the One-Month Period
   Ended October 31, 2001
 Class E......................    11.07        0.04           0.11         (0.04)           --              --         11.18
 Class H......................    11.03        0.03           0.12         (0.03)           --              --         11.15
 Class L......................    11.05        0.04           0.11         (0.04)           --              --         11.16
 Class M......................    11.04        0.03           0.11         (0.03)           --              --         11.15
 Class N......................    11.02        0.03           0.11         (0.03)           --              --         11.13
 For the Year Ended September
   30, 2001
 Class E......................    10.52        0.49           0.56         (0.50)           --              --         11.07
 Class H......................    10.49        0.37           0.56         (0.39)           --              --         11.03
 Class L......................    10.50        0.46           0.56         (0.47)           --              --         11.05
 Class M......................    10.49        0.38           0.56         (0.39)           --              --         11.04
 Class N......................    10.48        0.38           0.56         (0.40)           --              --         11.02
 For the Year Ended September
   30, 2000
 Class E......................    10.49        0.52           0.02         (0.51)           --              --         10.52
 Class H......................    10.46        0.42           0.02         (0.41)           --              --         10.49
 Class L......................    10.47        0.50           0.02         (0.49)           --              --         10.50
 Class M......................    10.46        0.42           0.02         (0.41)           --              --         10.49
 Class N......................    10.45        0.42           0.02         (0.41)           --              --         10.48

                                       -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA--
                                ------------------------------------------------------------------------------
                                                            RATIO OF     RATIO OF       RATIO OF
                                                            EXPENSES     EXPENSES         NET
                                              NET ASSETS   TO AVERAGE   TO AVERAGE     INVESTMENT
                                              AT END OF    NET ASSETS   NET ASSETS       INCOME      PORTFOLIO
                                  TOTAL         PERIOD       BEFORE       AFTER        TO AVERAGE    TURNOVER
                                RETURN(C)      (000'S)      WAIVERS      WAIVERS       NET ASSETS     RATE(E)
                                ---------     ----------   ----------   ----------     ----------    ---------
THE HARTFORD TAX-FREE NATIONAL
 FUND(F)
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................     2.16%(d)    $38,604        1.27%(b)     1.00%(b)       3.95%(b)      15%
 Class B......................     1.80(d)       6,713        2.06(b)      1.75(b)        3.20(b)       --
 Class C......................     1.71(d)       7,983        2.00(b)      1.75(b)        3.20(b)       --
 Class E......................     2.22(d)      32,098        0.93(b)      0.93(b)        4.02(b)       --
 Class H......................     1.80(d)         460        1.93(b)      1.75(b)        3.19(b)       --
 Class L......................     2.15(d)       8,036        1.18(b)      1.05(b)        3.90(b)       --
 Class M......................     1.80(d)       1,343        1.93(b)      1.75(b)        3.20(b)       --
 Class N......................     1.80(d)         551        1.93(b)      1.75(b)        3.20(b)       --
 Class Y......................     2.14(d)           1        0.96(b)      0.96(b)        4.06(b)       --
 For the Year Ended October
   31, 2004
 Class A......................     7.10         35,210        1.30         1.08           4.04          18
 Class B......................     6.39          6,236        2.01         1.78           3.32          --
 Class C......................     6.47          8,357        1.98         1.78           3.33          --
 Class E......................     7.45         32,101        0.89         0.89           4.21          --
 Class H......................     6.37            650        1.89         1.79           3.31          --
 Class L......................     7.12          7,687        1.15         1.08           4.02          --
 Class M......................     6.37          1,397        1.90         1.78           3.33          --
 Class N......................     6.38            547        1.90         1.78           3.32          --
 Class Y......................     7.36              1        0.91         0.91           4.23          --
 For the Year Ended October
   31, 2003
 Class A......................     4.18         21,457        1.61         1.15           3.75          35
 Class B......................     3.43          6,598        2.33         1.85           3.05          --
 Class C......................     3.42          7,588        2.21         1.85           3.06          --
 Class E......................     4.39         33,998        0.92         0.85           4.00          --
 Class H......................     3.47          1,747        1.92         1.84           2.99          --
 Class L......................     4.24          7,454        1.18         1.10           3.76          --
 Class M......................     3.47          1,235        1.92         1.84           3.01          --
 Class N......................     3.48            607        1.93         1.85           3.01          --
 Class Y......................     4.53              1        1.17         0.85           4.06          --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................     5.17(d)      12,192        1.63(b)      1.15(b)        3.31(b)       47
 Class B......................     4.18(d)       3,764        2.33(b)      1.85(b)        2.54(b)       --
 Class C......................     4.37(d)       3,121        2.18(b)      1.85(b)        2.57(b)       --
 Class Y......................     5.52(d)           1        0.63(b)      0.63(b)        4.15(b)       --
 For the Year Ended October
   31, 2002
 Class E......................     4.93         39,423        0.94         0.94           3.70          47
 Class H......................     3.99          2,895        1.95         1.85           2.83          --
 Class L......................     4.72          7,360        1.19         1.15           3.50          --
 Class M......................     3.99          1,552        1.95         1.85           2.80          --
 Class N......................     3.99            600        1.95         1.85           2.80          --
 For the One-Month Period
   Ended October 31, 2001
 Class E......................     1.35(d)      42,441        0.95(b)      0.95(b)        4.21(b)       --
 Class H......................     1.36(d)       4,679        1.95(b)      1.95(b)        3.21(b)       --
 Class L......................     1.33(d)       8,029        1.20(b)      1.20(b)        3.96(b)       --
 Class M......................     1.27(d)       1,723        1.95(b)      1.95(b)        3.21(b)       --
 Class N......................     1.27(d)         538        1.95(b)      1.95(b)        3.21(b)       --
 For the Year Ended September
   30, 2001
 Class E......................    10.18         42,331        0.97         0.97           4.49          28
 Class H......................     9.03          4,853        1.97         1.97           3.49          --
 Class L......................     9.91          7,892        1.22         1.22           4.24          --
 Class M......................     9.14          1,701        1.97         1.97           3.49          --
 Class N......................     9.06            469        1.97         1.97           3.49          --
 For the Year Ended September
   30, 2000
 Class E......................     5.33         42,212        0.96         0.96           4.96          64
 Class H......................     4.29          5,021        1.96         1.96           3.96          --
 Class L......................     5.09          6,509        1.21         1.21           4.71          --
 Class M......................     4.29          1,540        1.96         1.96           3.96          --
 Class N......................     4.30            289        1.96         1.96           3.96          --

---------------
(a)Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)Annualized.
(c)Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)Not annualized.
(e)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)Per share amounts have been calculated using average shares outstanding method.
(g)Expense ratios do not include expenses of the underlying funds.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM                        NET ASSET
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS   VALUE AT
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM         END OF
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL       PERIOD
                                ---------   ----------   ------------   ----------   -------------   -------------   ---------
THE HARTFORD TAX-FREE NEW YORK
 FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................   $10.42       $0.17         $ 0.03        $(0.18)       $(0.02)          $  --        $10.42
 Class B......................    10.42        0.14           0.02         (0.14)        (0.02)             --         10.42
 Class C......................    10.42        0.14           0.02         (0.14)        (0.02)             --         10.42
 For the Year Ended October
   31, 2004
 Class A......................    10.15        0.37           0.37         (0.39)        (0.08)             --         10.42
 Class B......................    10.15        0.30           0.37         (0.32)        (0.08)             --         10.42
 Class C......................    10.15        0.30           0.37         (0.32)        (0.08)             --         10.42
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................    10.00        0.34           0.16         (0.35)           --              --         10.15
 Class B......................    10.00        0.27           0.16         (0.28)           --              --         10.15
 Class C......................    10.00        0.27           0.16         (0.28)           --              --         10.15
THE HARTFORD TOTAL RETURN BOND
 FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................    10.95        0.18          (0.06)        (0.19)        (0.04)             --         10.84
 Class B......................    10.90        0.14          (0.06)        (0.15)        (0.04)             --         10.79
 Class C......................    10.97        0.15          (0.07)        (0.15)        (0.04)             --         10.86
 Class Y......................    11.06        0.20          (0.06)        (0.21)        (0.04)             --         10.95
 For the Year Ended October
   31, 2004
 Class A......................    11.14        0.32           0.21         (0.35)        (0.37)             --         10.95
 Class B......................    11.09        0.24           0.22         (0.28)        (0.37)             --         10.90
 Class C......................    11.12        0.27           0.23         (0.28)        (0.37)             --         10.97
 Class Y......................    11.24        0.39           0.21         (0.41)        (0.37)             --         11.06
 For the Year Ended October
   31, 2003
 Class A......................    10.78        0.49           0.48         (0.50)        (0.11)             --         11.14
 Class B......................    10.73        0.42           0.47         (0.42)        (0.11)             --         11.09
 Class C......................    10.77        0.42           0.46         (0.42)        (0.11)             --         11.12
 Class Y......................    10.87        0.53           0.50         (0.55)        (0.11)             --         11.24
 For the Year Ended October
   31, 2002(f)
 Class A......................    10.90        0.47             @@         (0.52)        (0.07)             --         10.78
 Class B......................    10.85        0.40             @@         (0.45)        (0.07)             --         10.73
 Class C......................    10.89        0.40             @@         (0.45)        (0.07)             --         10.77
 Class Y......................    10.99        0.45           0.08         (0.58)        (0.07)             --         10.87
 For the Year Ended October
   31, 2001
 Class A......................    10.14        0.55           0.73         (0.52)           --              --         10.90
 Class B......................    10.10        0.48           0.72         (0.45)           --              --         10.85
 Class C......................    10.14        0.49           0.71         (0.45)           --              --         10.89
 Class Y......................    10.22        0.61           0.73         (0.57)           --              --         10.99
 For the Ten Months Ended
   October 31, 2000
 Class A......................     9.93        0.50           0.19         (0.48)           --              --         10.14
 Class B......................     9.90        0.43           0.20         (0.43)           --              --         10.10
 Class C......................     9.93        0.44           0.20         (0.43)           --              --         10.14
 Class Y......................     9.99        0.54           0.20         (0.51)           --              --         10.22

                                       -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ------------------------------------------------------------------------------
                                                            RATIO OF     RATIO OF       RATIO OF
                                                            EXPENSES     EXPENSES         NET
                                              NET ASSETS   TO AVERAGE   TO AVERAGE     INVESTMENT
                                              AT END OF    NET ASSETS   NET ASSETS       INCOME      PORTFOLIO
                                  TOTAL         PERIOD       BEFORE       AFTER        TO AVERAGE    TURNOVER
                                RETURN(C)      (000'S)      WAIVERS      WAIVERS       NET ASSETS     RATE(E)
                                ---------     ----------   ----------   ----------     ----------    ---------
THE HARTFORD TAX-FREE NEW YORK
 FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................     1.87%(d)    $ 11,055       1.06%(b)     0.85%(b)       3.39%(b)       17%
 Class B......................     1.49(d)        1,676       1.83(b)      1.60(b)        2.65(b)        --
 Class C......................     1.49(d)        2,125       1.82(b)      1.60(b)        2.65(b)        --
 For the Year Ended October
   31, 2004
 Class A......................     7.52          10,541       1.04         0.91           3.66           24
 Class B......................     6.76           1,568       1.74         1.61           2.96           --
 Class C......................     6.76           1,973       1.75         1.62           2.95           --
 From inception October 31,
   2002, through October 31,
   2003
 Class A......................     5.03           8,602       1.63(b)      0.95(b)        3.34(b)        54
 Class B......................     4.30           1,051       2.38(b)      1.65(b)        2.64(b)        --
 Class C......................     4.30           1,393       2.26(b)      1.65(b)        2.67(b)        --
THE HARTFORD TOTAL RETURN BOND
 FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................     1.09(d)      297,916       1.24(b)      1.20(b)        3.30(b)        79
 Class B......................     0.73(d)       85,760       2.01(b)      1.95(b)        2.55(b)        --
 Class C......................     0.77(d)       79,729       1.87(b)      1.87(b)        2.62(b)        --
 Class Y......................     1.32(d)      149,539       0.74(b)      0.74(b)        3.77(b)        --
 For the Year Ended October
   31, 2004
 Class A......................     5.10(h)      298,903       1.27         1.25           2.98          171
 Class B......................     4.37(h)       91,861       1.97         1.95           2.28           --
 Class C......................     4.76(h)       89,504       1.86         1.86           2.37           --
 Class Y......................     5.64         101,360       0.74         0.74           3.48           --
 For the Year Ended October
   31, 2003
 Class A......................     9.16         268,655       1.40         1.25           3.39          199
 Class B......................     8.44         106,077       2.13         1.95           2.70           --
 Class C......................     8.31         110,214       2.01         1.95           2.71           --
 Class Y......................     9.68          60,125       0.81         0.80           3.82           --
 For the Year Ended October
   31, 2002(f)
 Class A......................     4.50         215,083       1.42         1.25           4.65          149
 Class B......................     3.77          98,028       2.10         1.95           3.92           --
 Class C......................     3.80         107,479       1.98         1.95           3.92           --
 Class Y......................     5.01          39,778       0.78         0.78           5.16           --
 For the Year Ended October
   31, 2001
 Class A......................    12.96         122,423       1.30         1.25           5.00          196
 Class B......................    12.12          55,999       1.96         1.95           4.30           --
 Class C......................    12.12          62,222       1.97         1.95           4.30           --
 Class Y......................    13.46          43,635       0.75         0.75           5.50           --
 For the Ten Months Ended
   October 31, 2000
 Class A......................     7.17(d)       37,290       1.29(b)      1.24(b)        5.88(b)       140
 Class B......................     6.48(d)       22,197       1.95(b)      1.95(b)        5.17(b)        --
 Class C......................     6.55(d)       16,886       1.94(b)      1.94(b)        5.18(b)        --
 Class Y......................     7.60(d)       30,334       0.77(b)      0.77(b)        6.34(b)        --

---------------
(a)Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)Annualized.
(c)Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)Not annualized.
(e)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)Per share amounts have been calculated using average shares outstanding method.
(g)Expense ratios do not include expenses of the underlying funds.
(h)Without the inclusion of the Payment from Affiliate as noted on the Statement of Operations, the total return would have been 5.08%, 4.35% and 4.57% for Classes A, B and C, respectively. The net asset impact of the Payment from Affiliate was less than $0.01 for Classes A and B and $0.01 for Class C.
@@ The amount per share rounds to zero.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA--
                                ----------------------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM                        NET ASSET
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS   VALUE AT
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM         END OF
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL       PERIOD
                                ---------   ----------   ------------   ----------   -------------   -------------   ---------
THE HARTFORD U.S. GOVERNMENT
 SECURITIES FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................    $9.65       $0.22         $(0.12)       $(0.20)        $  --           $  --         $9.55
 Class B......................     9.62        0.19          (0.14)        (0.16)           --              --          9.51
 Class C......................     9.61        0.20          (0.14)        (0.16)           --              --          9.51
 Class E......................     9.64        0.21          (0.11)        (0.21)           --              --          9.53
 Class H......................     9.61        0.15          (0.09)        (0.17)           --              --          9.50
 Class L......................     9.65        0.20          (0.11)        (0.20)           --              --          9.54
 Class M......................     9.61        0.16          (0.09)        (0.17)           --              --          9.51
 Class N......................     9.60        0.16          (0.09)        (0.17)           --              --          9.50
 Class Y......................     9.66        0.21          (0.11)        (0.21)           --              --          9.55
 For the Year Ended October
   31, 2004
 Class A......................     9.67        0.40          (0.01)        (0.41)           --              --          9.65
 Class B......................     9.64        0.32             @@         (0.34)           --              --          9.62
 Class C......................     9.63        0.32             @@         (0.34)           --              --          9.61
 Class E......................     9.66        0.44          (0.02)        (0.44)           --              --          9.64
 Class H......................     9.63        0.35          (0.02)        (0.35)           --              --          9.61
 Class L......................     9.67        0.41          (0.01)        (0.42)           --              --          9.65
 Class M......................     9.63        0.34          (0.01)        (0.35)           --              --          9.61
 Class N......................     9.63        0.34          (0.02)        (0.35)           --              --          9.60
 Class Y......................     9.68        0.44          (0.02)        (0.44)           --              --          9.66
 For the Year Ended October
   31, 2003
 Class A......................     9.88        0.41          (0.21)        (0.41)           --              --          9.67
 Class B......................     9.84        0.33          (0.19)        (0.34)           --              --          9.64
 Class C......................     9.84        0.33          (0.20)        (0.34)           --              --          9.63
 Class E......................     9.87        0.45          (0.20)        (0.46)           --              --          9.66
 Class H......................     9.83        0.35          (0.19)        (0.36)           --              --          9.63
 Class L......................     9.87        0.42          (0.19)        (0.43)           --              --          9.67
 Class M......................     9.84        0.35          (0.20)        (0.36)           --              --          9.63
 Class N......................     9.84        0.35          (0.20)        (0.36)           --              --          9.63
 Class Y......................     9.89        0.45          (0.20)        (0.46)           --              --          9.68
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................     9.50        0.26           0.38         (0.26)           --              --          9.88
 Class B......................     9.46        0.21           0.38         (0.21)           --              --          9.84
 Class C......................     9.46        0.21           0.38         (0.21)           --              --          9.84
 Class Y......................     9.50        0.32           0.36         (0.29)           --              --          9.89
 For the Year Ended October
   31, 2002
 Class E......................     9.67        0.42           0.19         (0.41)           --              --          9.87
 Class H......................     9.64        0.32           0.19         (0.32)           --              --          9.83
 Class L......................     9.67        0.39           0.20         (0.39)           --              --          9.87
 Class M......................     9.64        0.32           0.20         (0.32)           --              --          9.84
 Class N......................     9.64        0.32           0.20         (0.32)           --              --          9.84
 For the Three-Month Period
   Ended October 31, 2001
 Class E......................     9.37        0.13           0.30         (0.13)           --              --          9.67
 Class H......................     9.34        0.10           0.30         (0.10)           --              --          9.64
 Class L......................     9.37        0.12           0.30         (0.12)           --              --          9.67
 Class M......................     9.34        0.10           0.30         (0.10)           --              --          9.64
 Class N......................     9.34        0.10           0.30         (0.10)           --              --          9.64
 For the Year Ended July 31,
   2001
 Class E......................     8.86        0.54           0.52         (0.55)           --              --          9.37
 Class H......................     8.83        0.45           0.52         (0.46)           --              --          9.34
 Class L......................     8.86        0.52           0.52         (0.53)           --              --          9.37
 Class M......................     8.83        0.45           0.52         (0.46)           --              --          9.34
 Class N......................     8.83        0.45           0.52         (0.46)           --              --          9.34
 For the Year Ended July 31,
   2000
 Class E......................     8.96        0.52          (0.10)        (0.52)           --              --          8.86
 Class H......................     8.94        0.43          (0.10)        (0.44)           --              --          8.83
 Class L......................     8.96        0.50          (0.10)        (0.50)           --              --          8.86
 Class M......................     8.94        0.43          (0.10)        (0.44)           --              --          8.83
 Class N......................     8.93        0.44          (0.10)        (0.44)           --              --          8.83

                                       -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA--
                                ------------------------------------------------------------------------------
                                                            RATIO OF     RATIO OF       RATIO OF
                                                            EXPENSES     EXPENSES         NET
                                              NET ASSETS   TO AVERAGE   TO AVERAGE     INVESTMENT
                                              AT END OF    NET ASSETS   NET ASSETS       INCOME      PORTFOLIO
                                  TOTAL         PERIOD       BEFORE       AFTER        TO AVERAGE    TURNOVER
                                RETURN(C)      (000'S)      WAIVERS      WAIVERS       NET ASSETS     RATE(E)
                                ---------     ----------   ----------   ----------     ----------    ---------
THE HARTFORD U.S. GOVERNMENT
 SECURITIES FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................     1.03%(d)    $ 51,144       1.38%(b)     1.15%(b)       4.24%(b)       66%
 Class B......................     0.55(d)       23,650       2.16(b)      1.90(b)        3.48(b)        --
 Class C......................     0.66(d)       12,478       2.04(b)      1.90(b)        3.48(b)        --
 Class E......................     1.10(d)      112,112       0.83(b)      0.83(b)        4.56(b)        --
 Class H......................     0.60(d)        3,270       1.82(b)      1.82(b)        3.56(b)        --
 Class L......................     0.97(d)       36,871       1.08(b)      1.08(b)        4.31(b)        --
 Class M......................     0.70(d)        3,046       1.82(b)      1.82(b)        3.55(b)        --
 Class N......................     0.70(d)          965       1.82(b)      1.82(b)        3.56(b)        --
 Class Y......................     1.10(d)        7,125       0.89(b)      0.88(b)        4.67(b)        --
 For the Year Ended October
   31, 2004
 Class A......................     4.08          53,401       1.38         1.20           4.09          110
 Class B......................     3.37          26,218       2.11         1.90           3.39           --
 Class C......................     3.37          13,926       2.00         1.90           3.38           --
 Class E......................     4.50         119,923       0.79         0.79           4.50           --
 Class H......................     3.48           3,914       1.79         1.79           3.49           --
 Class L......................     4.24          38,613       1.04         1.04           4.26           --
 Class M......................     3.47           3,697       1.79         1.79           3.50           --
 Class N......................     3.37           1,056       1.79         1.79           3.49           --
 Class Y......................     4.48               1       0.83         0.83           4.51           --
 For the Year Ended October
   31, 2003
 Class A......................     2.06          65,337       1.48         1.20           4.11          108
 Class B......................     1.45          38,210       2.21         1.90           3.41           --
 Class C......................     1.34          26,626       2.07         1.90           3.43           --
 Class E......................     2.49         135,954       0.81         0.81           4.49           --
 Class H......................     1.57           6,283       1.80         1.80           3.50           --
 Class L......................     2.32          43,202       1.06         1.06           4.24           --
 Class M......................     1.47           4,588       1.80         1.80           3.50           --
 Class N......................     1.47           1,388       1.80         1.80           3.49           --
 Class Y......................     2.51               1       0.87         0.80           4.50           --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................     6.87(d)       75,245       1.59(b)      1.20(b)        3.58(b)       218
 Class B......................     6.36(d)       39,276       2.28(b)      1.90(b)        2.87(b)        --
 Class C......................     6.36(d)       40,708       2.11(b)      1.90(b)        2.86(b)        --
 Class Y......................     7.32(d)            1       0.74(b)      0.74(b)        4.36(b)        --
 For the Year Ended October
   31, 2002
 Class E......................     6.55         156,085       0.81         0.81           4.45          218
 Class H......................     5.41           9,319       1.81         1.81           3.45           --
 Class L......................     6.29          49,048       1.06         1.06           4.20           --
 Class M......................     5.51           6,660       1.81         1.81           3.44           --
 Class N......................     5.52           1,717       1.81         1.81           3.47           --
 For the Three-Month Period
   Ended October 31, 2001
 Class E......................     4.57(d)      187,712       0.79(b)      0.79(b)        5.25(b)        32
 Class H......................     4.31(d)       10,770       1.79(b)      1.79(b)        4.25(b)        --
 Class L......................     4.50(d)       52,579       1.04(b)      1.04(b)        5.01(b)        --
 Class M......................     4.32(d)        6,582       1.79(b)      1.79(b)        4.25(b)        --
 Class N......................     4.31(d)        2,275       1.79(b)      1.79(b)        4.25(b)        --
 For the Year Ended July 31,
   2001
 Class E......................    12.30         182,170       0.79         0.79           5.93          136
 Class H......................    11.24          10,078       1.79         1.79           4.92           --
 Class L......................    12.02          47,798       1.04         1.04           5.67           --
 Class M......................    11.24           5,284       1.79         1.79           4.92           --
 Class N......................    11.24           1,603       1.79         1.79           4.92           --
 For the Year Ended July 31,
   2000
 Class E......................     4.91         184,520       0.79         0.79           5.96          181
 Class H......................     3.79           8,345       1.79         1.79           4.96           --
 Class L......................     4.62          43,620       1.04         1.04           5.71           --
 Class M......................     3.79           4,264       1.79         1.79           4.96           --
 Class N......................     3.91           1,606       1.79         1.79           4.93           --

---------------
(a)Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)Annualized.
(c)Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)Not annualized.
(e)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)Per share amounts have been calculated using average shares outstanding method.
(g)Expense ratios do not include expenses of the underlying funds.
@@ The amount per share rounds to zero.

 HARTFORD MUTUAL FUNDS, INC. AND HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ----------------------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM                        NET ASSET
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS   VALUE AT
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM         END OF
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL       PERIOD
                                ---------   ----------   ------------   ----------   -------------   -------------   ---------
THE HARTFORD VALUE FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................   $ 9.71       $ 0.04        $ 0.57        $(0.04)       $   --           $  --        $10.28
 Class B......................     9.60           @@          0.55            --            --              --         10.15
 Class C......................     9.60         0.01          0.55            --            --              --         10.16
 Class Y......................     9.71         0.06          0.57         (0.09)           --              --         10.25
 For the Year Ended October
   31, 2004(f)
 Class A......................     8.92         0.07          0.79         (0.07)           --              --          9.71
 Class B......................     8.83         0.01          0.78         (0.02)           --              --          9.60
 Class C......................     8.83         0.01          0.78         (0.02)           --              --          9.60
 Class Y......................     8.95         0.10          0.77         (0.11)           --              --          9.71
 For the Year Ended October
   31, 2003(f)
 Class A......................     7.59         0.08          1.31         (0.06)           --              --          8.92
 Class B......................     7.51         0.03          1.29            --            --              --          8.83
 Class C......................     7.51         0.03          1.29            --            --              --          8.83
 Class Y......................     7.64         0.16          1.25         (0.10)           --              --          8.95
 For the Year Ended October
   31, 2002(f)
 Class A......................     9.02         0.05         (1.43)           --         (0.05)             --          7.59
 Class B......................     8.99        (0.02)        (1.41)           --         (0.05)             --          7.51
 Class C......................     8.99        (0.02)        (1.41)           --         (0.05)             --          7.51
 Class Y......................     9.04         0.09         (1.44)           --         (0.05)             --          7.64
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................    10.00         0.01         (0.99)           --            --              --          9.02
 Class B......................    10.00           @@         (1.01)           --            --              --          8.99
 Class C......................    10.00           @@         (1.01)           --            --              --          8.99
 Class Y......................    10.00         0.05         (1.01)           --            --              --          9.04

                                       -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA --
                                ------------------------------------------------------------------------------
                                                            RATIO OF     RATIO OF       RATIO OF
                                                            EXPENSES     EXPENSES         NET
                                              NET ASSETS   TO AVERAGE   TO AVERAGE     INVESTMENT
                                              AT END OF    NET ASSETS   NET ASSETS       INCOME      PORTFOLIO
                                  TOTAL         PERIOD       BEFORE       AFTER        TO AVERAGE    TURNOVER
                                RETURN(C)      (000'S)      WAIVERS      WAIVERS       NET ASSETS     RATE(E)
                                ---------     ----------   ----------   ----------     ----------    ---------
THE HARTFORD VALUE FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................     6.23%(d)    $61,120        1.43%(b)     1.40%(b)(h)    0.83%(b)      10%
 Class B......................     5.73(d)       9,703        2.35(b)      2.15(b)(h)     0.09(b)       --
 Class C......................     5.83(d)      10,540        2.19(b)      2.15(b)(h)     0.09(b)       --
 Class Y......................     6.46(d)      46,316        0.95(b)      0.95(b)(h)     1.24(b)       --
 For the Year Ended October
   31, 2004(f)
 Class A......................     9.70         56,845        1.46         1.45(h)        0.76          34
 Class B......................     8.91          8,948        2.36         2.15(h)        0.06          --
 Class C......................     8.91         10,838        2.17         2.15(h)        0.06          --
 Class Y......................     9.76         21,373        0.91         0.91(h)        1.32          --
 For the Year Ended October
   31, 2003(f)
 Class A......................    18.43         42,101        1.57         1.45           1.02          35
 Class B......................    17.58          7,305        2.30         2.15           0.32          --
 Class C......................    17.58         10,231        2.18         2.15           0.32          --
 Class Y......................    18.66             27        1.00         1.00           1.46          --
 For the Year Ended October
   31, 2002(f)
 Class A......................   (15.42)        30,010        1.63         1.45           0.69          35
 Class B......................   (16.03)         5,222        2.31         2.15          (0.02)         --
 Class C......................   (16.03)         9,110        2.21         2.15          (0.04)         --
 Class Y......................   (15.05)           230        0.98         0.98           1.09          --
 From inception April 30,
   2001, through October 31,
   2001
 Class A......................    (9.80)(d)     13,728        1.66(b)      1.45(b)        0.53(b)       12
 Class B......................   (10.10)(d)      2,029        2.36(b)      2.15(b)       (0.17)(b)      --
 Class C......................   (10.10)(d)      4,769        2.34(b)      2.15(b)       (0.17)(b)      --
 Class Y......................    (9.60)(d)        271        1.09(b)      1.00(b)        0.98(b)       --

---------------
(a)Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)Annualized.
(c)Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)Not annualized.
(e)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)Per share amounts have been calculated using average shares outstanding method.
(g)Expense ratios do not include expenses of the underlying funds.
(h)The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. For the six month period ended April 30, 2005, had the commission recapture been included, the ratio would have been 1.40%, 2.14%, 2.14% and 0.94% for Classes A, B, C and Y, respectively. For the year ended October 31, 2004, had the commission recapture been included, the ratio would have been 1.44%, 2.14%, 2.14% and 0.90% for Classes A, B, C and Y, respectively.
@@ The amount per share rounds to zero.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                               -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA--
                                ----------------------------------------------------------------------------------------------
                                                         NET REALIZED
                                                             AND                     DISTRIBUTIONS
                                NET ASSET      NET        UNREALIZED    DIVIDENDS        FROM                        NET ASSET
                                VALUE AT    INVESTMENT       GAIN        FROM NET      REALIZED      DISTRIBUTIONS   VALUE AT
                                BEGINNING     INCOME      (LOSS) ON     INVESTMENT      CAPITAL          FROM         END OF
                                OF PERIOD     (LOSS)     INVESTMENTS      INCOME         GAINS          CAPITAL       PERIOD
                                ---------   ----------   ------------   ----------   -------------   -------------   ---------
THE HARTFORD VALUE
 OPPORTUNITIES FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................   $14.06       $ 0.03        $ 0.79        $   --        $   --           $  --        $14.88
 Class B......................    13.24        (0.02)         0.74            --            --              --         13.96
 Class C......................    13.25        (0.02)         0.74            --            --              --         13.97
 Class H......................    13.25        (0.02)         0.75            --            --              --         13.98
 Class L......................    14.06         0.04          0.78            --            --              --         14.88
 Class M......................    13.24        (0.02)         0.74            --            --              --         13.96
 Class N......................    13.26        (0.02)         0.74            --            --              --         13.98
 Class Y......................    14.17         0.03          0.82            --            --              --         15.02
 For the Year Ended October
   31, 2004
 Class A......................    12.15         0.01          1.90            --            --              --         14.06
 Class B......................    11.53        (0.06)         1.77            --            --              --         13.24
 Class C......................    11.53        (0.06)         1.78            --            --              --         13.25
 Class H......................    11.54        (0.10)         1.81            --            --              --         13.25
 Class L......................    12.15           @@          1.91            --            --              --         14.06
 Class M......................    11.53        (0.09)         1.80            --            --              --         13.24
 Class N......................    11.54        (0.09)         1.81            --            --              --         13.26
 Class Y......................    12.22         0.01          1.94            --            --              --         14.17
 For the Year Ended October
   31, 2003
 Class A......................     9.26        (0.01)         2.90            --            --              --         12.15
 Class B......................     8.84        (0.04)         2.73            --            --              --         11.53
 Class C......................     8.85        (0.04)         2.72            --            --              --         11.53
 Class H......................     8.85        (0.08)         2.77            --            --              --         11.54
 Class L......................     9.26        (0.01)         2.90            --            --              --         12.15
 Class M......................     8.85        (0.08)         2.76            --            --              --         11.53
 Class N......................     8.85        (0.08)         2.77            --            --              --         11.54
 Class Y......................     9.30         0.01          2.91            --            --              --         12.22
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................    11.73           @@         (2.47)           --            --              --          9.26
 Class B......................    11.26        (0.02)        (2.40)           --            --              --          8.84
 Class C......................    11.26        (0.02)        (2.39)           --            --              --          8.85
 Class Y......................    11.73         0.05         (2.48)           --            --              --          9.30
 For the Year Ended October
   31, 2002
 Class H......................    11.58        (0.11)        (1.81)           --         (0.81)             --          8.85
 Class L......................    11.99           @@         (1.92)           --         (0.81)             --          9.26
 Class M......................    11.57        (0.08)        (1.83)           --         (0.81)             --          8.85
 Class N......................    11.57        (0.13)        (1.78)           --         (0.81)             --          8.85
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    12.86        (0.02)        (1.26)           --            --              --         11.58
 Class L......................    13.30           @@         (1.31)           --            --              --         11.99
 Class M......................    12.85        (0.02)        (1.26)           --            --              --         11.57
 Class N......................    12.86        (0.03)        (1.26)           --            --              --         11.57
 For the Year Ended August 31,
   2001
 Class H......................    13.95        (0.07)         0.30            --         (1.32)             --         12.86
 Class L......................    14.30         0.03          0.31         (0.02)        (1.32)             --         13.30
 Class M......................    13.94        (0.07)         0.30            --         (1.32)             --         12.85
 Class N......................    13.95        (0.07)         0.30            --         (1.32)             --         12.86
 For the Year Ended August 31,
   2000
 Class H......................    13.07        (0.08)         1.89            --         (0.93)             --         13.95
 Class L......................    13.28         0.01          1.94            --         (0.93)             --         14.30
 Class M......................    13.06        (0.08)         1.89            --         (0.93)             --         13.94
 Class N......................    13.07        (0.08)         1.89            --         (0.93)             --         13.95

                                       -- SELECTED PER-SHARE DATA(A) -- RATIOS AND SUPPLEMENTAL DATA--
                                ------------------------------------------------------------------------------
                                                            RATIO OF     RATIO OF       RATIO OF
                                                            EXPENSES     EXPENSES         NET
                                              NET ASSETS   TO AVERAGE   TO AVERAGE     INVESTMENT
                                              AT END OF    NET ASSETS   NET ASSETS       INCOME      PORTFOLIO
                                  TOTAL         PERIOD       BEFORE       AFTER        TO AVERAGE    TURNOVER
                                RETURN(C)      (000'S)      WAIVERS      WAIVERS       NET ASSETS     RATE(E)
                                ---------     ----------   ----------   ----------     ----------    ---------
THE HARTFORD VALUE
 OPPORTUNITIES FUND
 For the Six-Month Period
   Ended April 30, 2005
 Class A......................     5.83%(d)    $39,441        1.71%(b)     1.40%(b)(h)    0.42%(b)       29%
 Class B......................     5.44(d)       9,632        2.63(b)      2.15(b)(h)    (0.35)(b)       --
 Class C......................     5.43(d)       8,357        2.39(b)      2.15(b)(h)    (0.33)(b)       --
 Class H......................     5.51(d)       5,243        2.12(b)      2.12(b)(h)    (0.23)(b)       --
 Class L......................     5.83(d)      26,537        1.37(b)      1.37(b)(h)     0.50(b)        --
 Class M......................     5.44(d)       7,795        2.12(b)      2.12(b)(h)    (0.24)(b)       --
 Class N......................     5.43(d)       2,186        2.12(b)      2.12(b)(h)    (0.25)(b)       --
 Class Y......................     6.00(d)      56,233        1.18(b)      1.18(b)(h)     0.54(b)        --
 For the Year Ended October
   31, 2004
 Class A......................    15.72         24,601        1.82         1.45(h)        0.08           52
 Class B......................    14.83          5,709        2.70         2.15(h)       (0.64)          --
 Class C......................    14.92          5,627        2.47         2.15(h)       (0.64)          --
 Class H......................    14.82          5,815        2.17         2.15(h)       (0.71)          --
 Class L......................    15.72         25,687        1.42         1.42(h)        0.04           --
 Class M......................    14.83          8,139        2.17         2.15(h)       (0.70)          --
 Class N......................    14.90          2,143        2.17         2.15(h)       (0.70)          --
 Class Y......................    15.96         10,101        1.16         1.16(h)        0.34           --
 For the Year Ended October
   31, 2003
 Class A......................    31.21          5,917        1.92         1.45          (0.10)          57
 Class B......................    30.43          1,932        2.63         2.15          (0.80)          --
 Class C......................    30.28          1,613        2.51         2.15          (0.81)          --
 Class H......................    30.40          6,526        2.26         2.15          (0.82)          --
 Class L......................    31.21         22,701        1.51         1.45          (0.11)          --
 Class M......................    30.28          8,015        2.26         2.15          (0.82)          --
 Class N......................    30.40          1,989        2.26         2.15          (0.82)          --
 Class Y......................    31.40              1        1.33         1.25           0.08           --
 For the Period February 19,
   2002 through October 31,
   2002
 Class A......................   (21.06)(d)      2,600        1.92(b)      1.45(b)        0.04(b)        70
 Class B......................   (21.45)(d)        481        2.61(b)      2.15(b)       (0.71)(b)       --
 Class C......................   (21.41)(d)        430        2.48(b)      2.15(b)       (0.75)(b)       --
 Class Y......................   (20.75)(d)          1        1.13(b)      1.00(b)        0.49(b)        --
 For the Year Ended October
   31, 2002
 Class H......................   (17.99)         5,634        2.17         2.15          (0.82)          70
 Class L......................   (17.34)        19,684        1.43         1.43          (0.11)          --
 Class M......................   (17.92)         6,669        2.18         2.15          (0.82)          --
 Class N......................   (17.92)         1,749        2.18         2.15          (0.83)          --
 For the Two-Month Period
   Ended October 31, 2001
 Class H......................    (9.95)(d)      7,914        2.18(b)      2.18(b)       (0.89)(b)       12
 Class L......................    (9.85)(d)     27,982        1.43(b)      1.43(b)       (0.14)(b)       --
 Class M......................    (9.96)(d)      8,700        2.18(b)      2.18(b)       (0.89)(b)       --
 Class N......................   (10.03)(d)      2,636        2.18(b)      2.18(b)       (0.89)(b)       --
 For the Year Ended August 31,
   2001
 Class H......................     1.53          8,967        2.16         2.16          (0.70)         177
 Class L......................     2.29         30,480        1.41         1.41           0.05           --
 Class M......................     1.53          9,668        2.16         2.16          (0.70)          --
 Class N......................     1.53          2,935        2.16         2.16          (0.70)          --
 For the Year Ended August 31,
   2000
 Class H......................    14.90          8,796        2.17         2.17          (0.61)         228
 Class L......................    15.76         39,975        1.42         1.42           0.14           --
 Class M......................    14.90          7,633        2.17         2.17          (0.61)          --
 Class N......................    14.90          2,662        2.17         2.17          (0.61)          --

---------------
(a)Information presented relates to a share of capital share outstanding throughout the indicated period.
(b)Annualized.
(c)Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(d)Not annualized.
(e)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)Per share amounts have been calculated using average shares outstanding method.
(g)Expense ratios do not include expenses of the underlying funds.
(h)The ratio of expenses to average net assets excludes commission recapture but includes fee waivers and/or expense reimbursements. For the six month period ended April 30, 2005, had the commission recapture been included, the ratio would have been 1.39%, 2.14%, 2.14%, 2.11%, 1.37%, 2.11%, 2.11% and 1.17% for
   Classes A, B, C, H, L, M, N and Y, respectively. For the year ended October 31, 2004, had the commission recapture been included, the ratio would have been 1.44%, 2.15%, 2.15%, 2.14%, 1.41%, 2.14%, 2.14% and 1.15% for Classes A,
   B, C, H, L, M, N and Y, respectively.
@@ The amount per share rounds to zero.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 DIRECTORS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

The Board of Directors is responsible for protecting the interests of shareholders and overseeing the management of the Funds. The Board may exercise all powers of the funds, except those powers that are conferred solely upon or reserved to the shareholders. Directors may serve until they resign, retire or are removed by vote of shareholders or of the directors.

Directors and officers who are employed by or who have a substantial financial interest in The Hartford are considered "interested" persons of the Funds pursuant to the Investment Company Act of 1940. Each officer and three of the Funds' directors, as noted in the table below, are "interested" persons of the funds. Except for Mr. Znamierowski and Ms. Jaffee, each director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc., which collectively consist of 80 Funds. Mr. Znamierowski oversees 62 funds and serves as a director only for The Hartford Mutual Funds, Inc. and Hartford Series Fund, Inc. Ms. Jaffee oversees 63 funds and serves as a director only for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and The Hartford Income Shares Fund, Inc. Correspondence may be sent to directors and officers c/o Hartford Mutual Funds, P.O. Box 2999, Hartford, CT 06104-2999, except that correspondence to Ms. Fagely and Ms. Settimi may be sent to 500 Bielenberg Dr., Woodbury, MN 55125.

The table below sets forth, for each director and officer, his or her name, age, current position with the funds, date first elected or appointed to The Hartford Mutual Funds, Inc. ("MF") and The Hartford Mutual Funds II, Inc. ("MF2"), principal occupation, and, for directors, other directorships held. The funds' statement of additional information contains further information on the directors and is available free of charge by calling 1-888-843-7824 or writing to Hartford Mutual Funds, P.O. Box 64387, St. Paul, MN 55164-0387.

NON-INTERESTED DIRECTORS

LYNN S. BIRDSONG (age 58) Director since 2003, chairman of The Litigation Committee, Co-chair of the Investment Committee
     From 1979 to 2002, Mr. Birdsong was a managing director of Zurich Scudder Investments, an investment management firm. In 2003, Mr. Birdsong became an independent director of The Japan Fund; during his employment with Scudder, he was an interested director of The Japan Fund. From 2003 to March 2005, Mr. Birdsong was an independent director of the Atlantic Whitehall Funds. Since 1981, Mr. Birdsong has been a partner in Birdsong Company, an advertising specialty firm.

ROBERT M. GAVIN, JR. (age 64) Director since 2002 (MF) and 1986 (MF2), Chairman of the Board, since 2004, Chairman of the Litigation Committee
     Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community; and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota. Dr. Gavin served as interim President of the Science Museum of Minnesota from June 2003 until February 2004.

DUANE E. HILL (age 59) Director since 2001 (MF) and 2002 (MF2), Chairman of the Nominating Committee
     Mr. Hill is Partner Emeritus and a founding partner of TSG Capital Group, a private equity investment firm that serves as sponsor and lead investor in leveraged buyouts of middle market companies. Mr. Hill is also a Partner of TSG Ventures L.P., a private equity investment company that invests primarily in minority-owned small businesses.

SANDRA S. JAFFEE (age 63) Director since 2005
     Ms. Jaffee is an Entrepreneur in Residence with Warburg Pincus, a private equity firm. From September 1995 to July 2004, Ms. Jaffee served as Executive Vice President at Citigroup, where she was President and CEO of Citibank's Global Securities Services (1995-2003). Ms. Jaffee was appointed Executive Vice President of Citibank in 1998.

PHILLIP O. PETERSON (age 60) Director since 2002 (MF) and 2000 (MF2), Chairman of the Audit Committee
     Mr. Peterson is a mutual fund industry consultant. He has served as independent president of the Strong Mutual Funds since January 2004. Mr. Peterson was a partner of KPMG LLP until July 1999.

INTERESTED DIRECTORS AND OFFICERS

THOMAS M. MARRA (age 46) Director since 2002
     Mr. Marra is President and Chief Operating Officer of Hartford Life, Inc. He is also a member of the Board of Directors and a member of the Office of the Chairman for The Hartford Financial Services Group, Inc. ("The Hartford"), the parent company of Hartford Life. Mr. Marra was named President of Hartford Life in 2001 and COO in 2000, and served as Director of Hartford Life's Investment Products Division from 1998 to 2000. He was head of the company's Individual Life and Annuities Division from 1994 to 1998 after being promoted to Senior Vice President in 1994 and to Executive Vice President in 1996. Mr. Marra is also a Managing Member and President of Hartford Investment Financial Services, LLC ("HIFSCO") and HL Investment Advisors, LLC ("HL Advisors"). Mr. Marra is a member of the Board of Directors of The Hartford.

LOWNDES A. SMITH (age 65) Director since 1996 (MF) and 2002 (MF2), co-chair of the Investment Committee
     Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith has served as a Director of White Mountains Insurance Group since November 2003.

DAVID M. ZNAMIEROWSKI (age 44) Director since 1999 (MF), President since 2001
     Mr. Znamierowski currently serves as President of Hartford Investment Management Company ("Hartford Investment Management"), Executive Vice President and Chief Investment Officer for Hartford Life, Inc., and Executive Vice President and Chief Investment Officer for Hartford Life Insurance Company. Mr. Znamierowski is also a Managing Member and Senior Vice President of HIFSCO and HL Advisors. Mr. Znamierowski is Executive Vice President and Chief Investment Officer for The Hartford.

 THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 DIRECTORS AND OFFICERS -- (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------

OTHER OFFICERS

WILLIAM H. DAVISON, JR. (age 47) Vice President since 2002
     Mr. Davison is a Managing Director and Director of the Funds Management Group of Hartford Investment. Mr. Davison is also a Senior Vice President of HIFSCO and HL Advisors.

TAMARA L. FAGELY (age 46) Vice President, Controller and Treasurer since 2002
(MF) and 1993 (MF2)
     Ms. Fagely has been Vice President of HASCO since 1998. Prior to 1998, she was Second Vice President of HASCO., Ms. Fagely is a Vice President of Hartford Life Insurance Company where she served as Assistant Vice President from December 2001 through May 2005. In addition, Ms. Fagely is Controller of HIFSCO, Vice President, Controller and Treasurer of The Hartford Income Shares Fund, Inc., Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

MARY JANE FORTIN (age 40) Vice President since 2003
     Ms. Fortin is Senior Vice President and Director of Mutual Funds and 529 Programs for Hartford Life. Previously, Ms. Fortin served as Senior Vice President and Chief Accounting Officer of Hartford Life.

GEORGE R. JAY (age 53) Chief Compliance Officer since 2004, Vice President since 1996 (MF) and 2001 (MF2)
     Mr. Jay serves as Assistant Vice President of Hartford Life Insurance Company. He is also Controller of HL Advisors, Vice President of The Hartford Income Shares Fund, Inc. and Vice President and Chief Compliance Officer of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

STEPHEN T. JOYCE (age 45) Vice President since 2000 (MF) and 2001 (MF2)
     Mr. Joyce currently serves as Senior Vice President and Director of the Institutional Solutions Group for Hartford Life Insurance Company. Mr. Joyce is also Senior Vice President of HL Advisors. Previously, he served as Vice President (1997-1999) and Assistant Vice President (1994-1997) of Hartford Life Insurance Company.

DAVID N. LEVENSON (age 38) Vice President since 2000 (MF) and 2001 (MF2)
     Mr. Levenson serves as Senior Vice President of Hartford Life Insurance Company's Retail Product Management Group and is responsible for all retail product management and profitability. Mr. Levenson is also a Senior Vice President of HIFSCO and HL Advisors.

EDWARD P. MACDONALD (age 37) Vice President and Secretary since 2005
     Mr. Macdonald serves as Assistant General Counsel of The Hartford. Prior to joining The Hartford in 2005, Mr. Macdonald was with Prudential Financial (formerly American Skandia Investment Services, Inc.) where he served as Chief Counsel, Investment Management (July 2002 to March 2005); Senior Counsel, Securities (September 2000 to June 2002; Counsel (December 1999 to August 2000); and Senior Associate of Counsel (April 1999 to December
     1999).

DENISE A. SETTIMI (age 44) Vice President since 2005
     Ms. Settimi currently serves as Vice President Securities Operations of HASCO. Since March 2003, she has served as Director of Hartford Life Insurance Company. Previously, Ms. Settimi was with American Express Financial Advisors, where she was Director of Retirement Plan Services from 1997 to 2003.

JOHN C. WALTERS (age 42) Vice President since 2000 (MF) and 2001 (MF2)
     Mr. Walters serves as Executive Vice President and Director of the Investment Products Division of Hartford Life Insurance Company. He is also a Managing Member and Executive Vice President of HIFSCO and HL Advisors. Previously, Mr. Walters was with First Union Securities.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and a record of how the Funds voted any proxies for the twelve month period ended June 30, 2004 is available
(1) without charge, upon request, by calling 888-843-7824 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

                    QUARTERLY PORTFOLIO HOLDINGS INFORMATION

The Funds file a complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds Forms N-Q will be available (1) without charge, upon request, by calling 888-843-7824 and (2) on the Securities and Exchange Commission's website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

 HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

 EXPENSE EXAMPLE
--------------------------------------------------------------------------------

YOUR FUND'S EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (CDSC) (2) ongoing costs including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period of October 31, 2004 through April 30, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6, then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                     ACTUAL RETURN
                                               ---------------------------------------------------------
                                                                                         EXPENSES PAID
                                                    BEGINNING             ENDING       DURING THE PERIOD
                                                     ACCOUNT             ACCOUNT       OCTOBER 31, 2004
                                                      VALUE               VALUE             THROUGH
                                                 OCTOBER 31, 2004     APRIL 30, 2005    APRIL 30, 2005
                                               --------------------   --------------   -----------------
THE HARTFORD ADVISERS FUND
 Class A.....................................         $1,000              $  988            $ 5.92
 Class B.....................................         $1,000              $  985            $ 9.70
 Class C.....................................         $1,000              $  986            $ 9.31
 Class Y.....................................         $1,000              $  989            $ 3.65
THE HARTFORD AGGRESSIVE GROWTH ALLOCATION
 FUND
 Class A.....................................         $1,000              $  973            $ 3.37
 Class B.....................................         $1,000              $  971            $ 6.60
 Class C.....................................         $1,000              $  972            $ 6.60
THE HARTFORD BALANCED ALLOCATION FUND
 Class A.....................................         $1,000              $  984            $ 3.00
 Class B.....................................         $1,000              $  982            $ 6.49
 Class C.....................................         $1,000              $  981            $ 6.48
THE HARTFORD CAPITAL APPRECIATION FUND
 Class A.....................................         $1,000              $  969            $ 6.25
 Class B.....................................         $1,000              $  967            $10.00
 Class C.....................................         $1,000              $  967            $ 9.56
 Class Y.....................................         $1,000              $  970            $ 3.91
THE HARTFORD CONSERVATIVE ALLOCATION FUND
 Class A.....................................         $1,000              $  989            $ 3.01
 Class B.....................................         $1,000              $  987            $ 6.31
 Class C.....................................         $1,000              $  987            $ 6.31

                                                     HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                               -----------------------------------------------------
                                                                                     EXPENSES PAID
                                                  BEGINNING           ENDING       DURING THE PERIOD
                                                   ACCOUNT           ACCOUNT       OCTOBER 31, 2004    ANNUALIZED   DAYS IN THE
                                                    VALUE             VALUE             THROUGH         EXPENSE     CURRENT 1/2
                                               OCTOBER 31, 2004   APRIL 30, 2005    APRIL 30, 2005       RATIO         YEAR
                                               ----------------   --------------   -----------------   ----------   -----------
THE HARTFORD ADVISERS FUND
 Class A.....................................       $1,000          $1,018.84           $ 6.01            1.20%         181
 Class B.....................................       $1,000          $1,015.03           $ 9.84            1.97%         181
 Class C.....................................       $1,000          $1,015.42           $ 9.44            1.89%         181
 Class Y.....................................       $1,000          $1,021.12           $ 3.71            0.74%         181
THE HARTFORD AGGRESSIVE GROWTH ALLOCATION
 FUND
 Class A.....................................       $1,000          $1,021.37           $ 3.46            0.69%         181
 Class B.....................................       $1,000          $1,018.10           $ 6.76            1.35%         181
 Class C.....................................       $1,000          $1,018.10           $ 6.76            1.35%         181
THE HARTFORD BALANCED ALLOCATION FUND
 Class A.....................................       $1,000          $1,021.77           $ 3.06            0.61%         181
 Class B.....................................       $1,000          $1,018.25           $ 6.61            1.32%         181
 Class C.....................................       $1,000          $1,018.25           $ 6.61            1.32%         181
THE HARTFORD CAPITAL APPRECIATION FUND
 Class A.....................................       $1,000          $1,018.45           $ 6.41            1.28%         181
 Class B.....................................       $1,000          $1,014.63           $10.24            2.05%         181
 Class C.....................................       $1,000          $1,015.08           $ 9.79            1.96%         181
 Class Y.....................................       $1,000          $1,020.83           $ 4.01            0.80%         181
THE HARTFORD CONSERVATIVE ALLOCATION FUND
 Class A.....................................       $1,000          $1,021.77           $ 3.06            0.61%         181
 Class B.....................................       $1,000          $1,018.45           $ 6.41            1.28%         181
 Class C.....................................       $1,000          $1,018.45           $ 6.41            1.28%         181


                                               DAYS IN THE
                                                FULL YEAR
                                               -----------
THE HARTFORD ADVISERS FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD AGGRESSIVE GROWTH ALLOCATION
 FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
THE HARTFORD BALANCED ALLOCATION FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
THE HARTFORD CAPITAL APPRECIATION FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD CONSERVATIVE ALLOCATION FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365

--------------------------------------------------------------------------------

                                                                     ACTUAL RETURN
                                               ---------------------------------------------------------
                                                                                         EXPENSES PAID
                                                    BEGINNING             ENDING       DURING THE PERIOD
                                                     ACCOUNT             ACCOUNT       OCTOBER 31, 2004
                                                      VALUE               VALUE             THROUGH
                                                 OCTOBER 31, 2004     APRIL 30, 2005    APRIL 30, 2005
                                               --------------------   --------------   -----------------
THE HARTFORD DISCIPLINED EQUITY FUND
 Class A.....................................         $1,000              $  982            $ 6.88
 Class B.....................................         $1,000              $  981            $10.56
 Class C.....................................         $1,000              $  981            $10.41
 Class Y.....................................         $1,000              $  984            $ 4.48
THE HARTFORD DIVIDEND & GROWTH FUND
 Class A.....................................         $1,000              $  993            $ 5.78
 Class B.....................................         $1,000              $  992            $ 9.97
 Class C.....................................         $1,000              $  992            $ 9.33
 Class Y.....................................         $1,000              $  994            $ 3.66
THE HARTFORD EQUITY INCOME FUND
 Class A.....................................         $1,000              $1,010            $ 2.54
 Class B.....................................         $1,000              $1,007            $ 6.92
 Class C.....................................         $1,000              $1,007            $ 6.12
 Class Y.....................................         $1,000              $1,010            $ 0.65
THE HARTFORD FOCUS
 Class A.....................................         $1,000              $  980            $ 7.86
 Class B.....................................         $1,000              $  977            $11.52
 Class C.....................................         $1,000              $  979            $11.53
 Class Y.....................................         $1,000              $  981            $ 5.65
THE HARTFORD GLOBAL COMMUNICATIONS
 Class A.....................................         $1,000              $  942            $ 7.71
 Class B.....................................         $1,000              $  939            $11.30
 Class C.....................................         $1,000              $  941            $11.31
 Class Y.....................................         $1,000              $  943            $ 5.78
THE HARTFORD GLOBAL FINANCIAL SERVICES
 Class A.....................................         $1,000              $  974            $ 7.83
 Class B.....................................         $1,000              $  972            $11.49
 Class C.....................................         $1,000              $  972            $11.49
 Class Y.....................................         $1,000              $  975            $ 5.88
THE HARTFORD GLOBAL HEALTH
 Class A.....................................         $1,000              $  993            $ 7.91
 Class B.....................................         $1,000              $  992            $11.61
 Class C.....................................         $1,000              $  991            $11.60
 Class Y.....................................         $1,000              $  994            $ 5.93
THE HARTFORD GLOBAL LEADERS FUND
 Class A.....................................         $1,000              $  929            $ 7.08
 Class B.....................................         $1,000              $  927            $11.23
 Class C.....................................         $1,000              $  927            $10.70
 Class Y.....................................         $1,000              $  930            $ 4.59
THE HARTFORD GLOBAL TECHNOLOGY
 Class A.....................................         $1,000              $  941            $ 7.70
 Class B.....................................         $1,000              $  939            $11.30
 Class C.....................................         $1,000              $  939            $11.30
 Class Y.....................................         $1,000              $  942            $ 5.78
THE HARTFORD GROWTH ALLOCATION FUND
 Class A.....................................         $1,000              $  979            $ 3.19
 Class B.....................................         $1,000              $  977            $ 6.42
 Class C.....................................         $1,000              $  977            $ 6.42
THE HARTFORD GROWTH FUND
 Class A.....................................         $1,000              $  959            $ 6.46
 Class B.....................................         $1,000              $  957            $10.43
 Class C.....................................         $1,000              $  957            $ 9.99
 Class H.....................................         $1,000              $  957            $ 8.78
 Class L.....................................         $1,000              $  959            $ 5.15
 Class M.....................................         $1,000              $  957            $ 8.78
 Class N.....................................         $1,000              $  957            $ 8.78
 Class Y.....................................         $1,000              $  959            $ 4.18

                                                     HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                               -----------------------------------------------------
                                                                                     EXPENSES PAID
                                                  BEGINNING           ENDING       DURING THE PERIOD
                                                   ACCOUNT           ACCOUNT       OCTOBER 31, 2004    ANNUALIZED   DAYS IN THE
                                                    VALUE             VALUE             THROUGH         EXPENSE     CURRENT 1/2
                                               OCTOBER 31, 2004   APRIL 30, 2005    APRIL 30, 2005       RATIO         YEAR
                                               ----------------   --------------   -----------------   ----------   -----------
THE HARTFORD DISCIPLINED EQUITY FUND
 Class A.....................................       $1,000          $1,017.85           $ 7.00            1.40%         181
 Class B.....................................       $1,000          $1,014.13           $10.74            2.15%         181
 Class C.....................................       $1,000          $1,014.28           $10.59            2.12%         181
 Class Y.....................................       $1,000          $1,020.28           $ 4.56            0.91%         181
THE HARTFORD DIVIDEND & GROWTH FUND
 Class A.....................................       $1,000          $1,018.99           $ 5.86            1.17%         181
 Class B.....................................       $1,000          $1,014.78           $10.09            2.02%         181
 Class C.....................................       $1,000          $1,015.42           $ 9.44            1.89%         181
 Class Y.....................................       $1,000          $1,021.12           $ 3.71            0.74%         181
THE HARTFORD EQUITY INCOME FUND
 Class A.....................................       $1,000          $1,022.27           $ 2.56            0.51%         181
 Class B.....................................       $1,000          $1,017.90           $ 6.95            1.39%         181
 Class C.....................................       $1,000          $1,018.70           $ 6.16            1.23%         181
 Class Y.....................................       $1,000          $1,024.15           $ 0.65            0.13%         181
THE HARTFORD FOCUS
 Class A.....................................       $1,000          $1,016.86           $ 8.00            1.60%         181
 Class B.....................................       $1,000          $1,013.14           $11.73            2.35%         181
 Class C.....................................       $1,000          $1,013.14           $11.73            2.35%         181
 Class Y.....................................       $1,000          $1,019.09           $ 5.76            1.15%         181
THE HARTFORD GLOBAL COMMUNICATIONS
 Class A.....................................       $1,000          $1,016.86           $ 8.00            1.60%         181
 Class B.....................................       $1,000          $1,013.14           $11.73            2.35%         181
 Class C.....................................       $1,000          $1,013.14           $11.73            2.35%         181
 Class Y.....................................       $1,000          $1,018.84           $ 6.01            1.20%         181
THE HARTFORD GLOBAL FINANCIAL SERVICES
 Class A.....................................       $1,000          $1,016.86           $ 8.00            1.60%         181
 Class B.....................................       $1,000          $1,013.14           $11.73            2.35%         181
 Class C.....................................       $1,000          $1,013.14           $11.73            2.35%         181
 Class Y.....................................       $1,000          $1,018.84           $ 6.01            1.20%         181
THE HARTFORD GLOBAL HEALTH
 Class A.....................................       $1,000          $1,016.86           $ 8.00            1.60%         181
 Class B.....................................       $1,000          $1,013.14           $11.73            2.35%         181
 Class C.....................................       $1,000          $1,013.14           $11.73            2.35%         181
 Class Y.....................................       $1,000          $1,018.84           $ 6.01            1.20%         181
THE HARTFORD GLOBAL LEADERS FUND
 Class A.....................................       $1,000          $1,017.46           $ 7.40            1.48%         181
 Class B.....................................       $1,000          $1,013.14           $11.73            2.35%         181
 Class C.....................................       $1,000          $1,013.69           $11.18            2.24%         181
 Class Y.....................................       $1,000          $1,020.03           $ 4.81            0.96%         181
THE HARTFORD GLOBAL TECHNOLOGY
 Class A.....................................       $1,000          $1,016.86           $ 8.00            1.60%         181
 Class B.....................................       $1,000          $1,013.14           $11.73            2.35%         181
 Class C.....................................       $1,000          $1,013.14           $11.73            2.35%         181
 Class Y.....................................       $1,000          $1,018.84           $ 6.01            1.20%         181
THE HARTFORD GROWTH ALLOCATION FUND
 Class A.....................................       $1,000          $1,021.57           $ 3.26            0.65%         181
 Class B.....................................       $1,000          $1,018.30           $ 6.56            1.31%         181
 Class C.....................................       $1,000          $1,018.30           $ 6.56            1.31%         181
THE HARTFORD GROWTH FUND
 Class A.....................................       $1,000          $1,018.20           $ 6.66            1.33%         181
 Class B.....................................       $1,000          $1,014.13           $10.74            2.15%         181
 Class C.....................................       $1,000          $1,014.58           $10.29            2.06%         181
 Class H.....................................       $1,000          $1,015.82           $ 9.05            1.81%         181
 Class L.....................................       $1,000          $1,019.54           $ 5.31            1.06%         181
 Class M.....................................       $1,000          $1,015.82           $ 9.05            1.81%         181
 Class N.....................................       $1,000          $1,015.82           $ 9.05            1.81%         181
 Class Y.....................................       $1,000          $1,020.53           $ 4.31            0.86%         181


                                               DAYS IN THE
                                                FULL YEAR
                                               -----------
THE HARTFORD DISCIPLINED EQUITY FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD DIVIDEND & GROWTH FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD EQUITY INCOME FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD FOCUS
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD GLOBAL COMMUNICATIONS
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD GLOBAL FINANCIAL SERVICES
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD GLOBAL HEALTH
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD GLOBAL LEADERS FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD GLOBAL TECHNOLOGY
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD GROWTH ALLOCATION FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
THE HARTFORD GROWTH FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class H.....................................      365
 Class L.....................................      365
 Class M.....................................      365
 Class N.....................................      365
 Class Y.....................................      365

 HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                                     ACTUAL RETURN
                                               ---------------------------------------------------------
                                                                                         EXPENSES PAID
                                                    BEGINNING             ENDING       DURING THE PERIOD
                                                     ACCOUNT             ACCOUNT       OCTOBER 31, 2004
                                                      VALUE               VALUE             THROUGH
                                                 OCTOBER 31, 2004     APRIL 30, 2005    APRIL 30, 2005
                                               --------------------   --------------   -----------------
THE HARTFORD GROWTH OPPORTUNITIES FUND
 Class A.....................................         $1,000              $  948            $ 6.57
 Class B.....................................         $1,000              $  946            $10.37
 Class C.....................................         $1,000              $  946            $10.27
 Class H.....................................         $1,000              $  946            $ 8.88
 Class L.....................................         $1,000              $  948            $ 5.31
 Class M.....................................         $1,000              $  946            $ 8.88
 Class N.....................................         $1,000              $  946            $ 8.88
 Class Y.....................................         $1,000              $  949            $ 4.25
 Class Z.....................................         $1,000              $  949            $ 4.11
THE HARTFORD HIGH YIELD FUND
 Class A.....................................         $1,000              $  975            $ 6.46
 Class B.....................................         $1,000              $  971            $10.22
 Class C.....................................         $1,000              $  972            $ 9.73
 Class Y.....................................         $1,000              $  974            $ 4.21
THE HARTFORD INCOME ALLOCATION FUND
 Class A.....................................         $1,000              $  998            $ 2.87
 Class B.....................................         $1,000              $  998            $ 6.34
 Class C.....................................         $1,000              $  998            $ 6.34
THE HARTFORD INCOME FUND
 Class A.....................................         $1,000              $  992            $ 4.69
 Class B.....................................         $1,000              $  991            $ 8.39
 Class C.....................................         $1,000              $  991            $ 8.39
 Class Y.....................................         $1,000              $  993            $ 3.46
THE HARTFORD INFLATION PLUS FUND
 Class A.....................................         $1,000              $1,013            $ 4.74
 Class B.....................................         $1,000              $1,011            $ 8.47
 Class C.....................................         $1,000              $1,011            $ 8.47
 Class Y.....................................         $1,000              $1,012            $ 3.44
THE HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION
 Class A.....................................         $1,000              $  943            $ 7.71
 Class B.....................................         $1,000              $  942            $11.31
 Class C.....................................         $1,000              $  942            $11.32
 Class Y.....................................         $1,000              $  944            $ 5.78
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
 Class A.....................................         $1,000              $  989            $ 7.74
 Class B.....................................         $1,000              $  988            $11.58
 Class C.....................................         $1,000              $  988            $11.58
 Class Y.....................................         $1,000              $  990            $ 5.43
THE HARTFORD INTERNATIONAL SMALL COMPANY
 Class A.....................................         $1,000              $  965            $ 7.80
 Class B.....................................         $1,000              $  963            $11.44
 Class C.....................................         $1,000              $  963            $11.44
 Class Y.....................................         $1,000              $  966            $ 5.85
THE HARTFORD MIDCAP FUND
 Class A.....................................         $1,000              $  975            $ 6.41
 Class B.....................................         $1,000              $  973            $10.22
 Class C.....................................         $1,000              $  973            $ 9.78
 Class Y.....................................         $1,000              $  976            $ 4.12
THE HARTFORD MIDCAP VALUE
 Class A.....................................         $1,000              $  977            $ 6.86
 Class B.....................................         $1,000              $  976            $10.53
 Class C.....................................         $1,000              $  975            $10.53
 Class Y.....................................         $1,000              $  978            $ 4.81
THE HARTFORD MONEY MARKET FUND
 Class A.....................................         $1,000              $1,004            $ 4.72
 Class B.....................................         $1,000              $1,003            $ 8.44
 Class C.....................................         $1,000              $1,003            $ 8.44
 Class Y.....................................         $1,000              $1,005            $ 2.73
THE HARTFORD SELECT MIDCAP GROWTH FUND
 Class A.....................................         $1,000              $  951            $ 4.81
 Class B.....................................         $1,000              $  949            $ 7.21
 Class C.....................................         $1,000              $  949            $ 7.21
 Class Y.....................................         $1,000              $  952            $ 3.53

                                                     HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                               -----------------------------------------------------
                                                                                     EXPENSES PAID
                                                  BEGINNING           ENDING       DURING THE PERIOD
                                                   ACCOUNT           ACCOUNT       OCTOBER 31, 2004    ANNUALIZED   DAYS IN THE
                                                    VALUE             VALUE             THROUGH         EXPENSE     CURRENT 1/2
                                               OCTOBER 31, 2004   APRIL 30, 2005    APRIL 30, 2005       RATIO         YEAR
                                               ----------------   --------------   -----------------   ----------   -----------
THE HARTFORD GROWTH OPPORTUNITIES FUND
 Class A.....................................       $1,000          $1,018.05           $ 6.80            1.36%         181
 Class B.....................................       $1,000          $1,014.13           $10.74            2.15%         181
 Class C.....................................       $1,000          $1,014.23           $10.64            2.13%         181
 Class H.....................................       $1,000          $1,015.67           $ 9.20            1.84%         181
 Class L.....................................       $1,000          $1,019.34           $ 5.51            1.10%         181
 Class M.....................................       $1,000          $1,015.67           $ 9.20            1.84%         181
 Class N.....................................       $1,000          $1,015.67           $ 9.20            1.84%         181
 Class Y.....................................       $1,000          $1,020.43           $ 4.41            0.88%         181
 Class Z.....................................       $1,000          $1,020.58           $ 4.26            0.85%         181
THE HARTFORD HIGH YIELD FUND
 Class A.....................................       $1,000          $1,018.25           $ 6.61            1.32%         181
 Class B.....................................       $1,000          $1,014.43           $10.44            2.09%         181
 Class C.....................................       $1,000          $1,014.93           $ 9.94            1.99%         181
 Class Y.....................................       $1,000          $1,020.53           $ 4.31            0.86%         181
THE HARTFORD INCOME ALLOCATION FUND
 Class A.....................................       $1,000          $1,021.92           $ 2.91            0.58%         181
 Class B.....................................       $1,000          $1,018.45           $ 6.41            1.28%         181
 Class C.....................................       $1,000          $1,018.45           $ 6.41            1.28%         181
THE HARTFORD INCOME FUND
 Class A.....................................       $1,000          $1,020.08           $ 4.76            0.95%         181
 Class B.....................................       $1,000          $1,016.36           $ 8.50            1.70%         181
 Class C.....................................       $1,000          $1,016.36           $ 8.50            1.70%         181
 Class Y.....................................       $1,000          $1,021.32           $ 3.51            0.70%         181
THE HARTFORD INFLATION PLUS FUND
 Class A.....................................       $1,000          $1,020.08           $ 4.76            0.95%         181
 Class B.....................................       $1,000          $1,016.36           $ 8.50            1.70%         181
 Class C.....................................       $1,000          $1,016.36           $ 8.50            1.70%         181
 Class Y.....................................       $1,000          $1,021.37           $ 3.46            0.69%         181
THE HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION
 Class A.....................................       $1,000          $1,016.86           $ 8.00            1.60%         181
 Class B.....................................       $1,000          $1,013.14           $11.73            2.35%         181
 Class C.....................................       $1,000          $1,013.14           $11.73            2.35%         181
 Class Y.....................................       $1,000          $1,018.84           $ 6.01            1.20%         181
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
 Class A.....................................       $1,000          $1,017.01           $ 7.85            1.57%         181
 Class B.....................................       $1,000          $1,013.14           $11.73            2.35%         181
 Class C.....................................       $1,000          $1,013.14           $11.73            2.35%         181
 Class Y.....................................       $1,000          $1,019.34           $ 5.51            1.10%         181
THE HARTFORD INTERNATIONAL SMALL COMPANY
 Class A.....................................       $1,000          $1,016.86           $ 8.00            1.60%         181
 Class B.....................................       $1,000          $1,013.14           $11.73            2.35%         181
 Class C.....................................       $1,000          $1,013.14           $11.73            2.35%         181
 Class Y.....................................       $1,000          $1,018.84           $ 6.01            1.20%         181
THE HARTFORD MIDCAP FUND
 Class A.....................................       $1,000          $1,018.30           $ 6.56            1.31%         181
 Class B.....................................       $1,000          $1,014.43           $10.44            2.09%         181
 Class C.....................................       $1,000          $1,014.88           $ 9.99            2.00%         181
 Class Y.....................................       $1,000          $1,020.63           $ 4.21            0.84%         181
THE HARTFORD MIDCAP VALUE
 Class A.....................................       $1,000          $1,017.85           $ 7.00            1.40%         181
 Class B.....................................       $1,000          $1,014.13           $10.74            2.15%         181
 Class C.....................................       $1,000          $1,014.13           $10.74            2.15%         181
 Class Y.....................................       $1,000          $1,019.93           $ 4.91            0.98%         181
THE HARTFORD MONEY MARKET FUND
 Class A.....................................       $1,000          $1,020.08           $ 4.76            0.95%         181
 Class B.....................................       $1,000          $1,016.36           $ 8.50            1.70%         181
 Class C.....................................       $1,000          $1,016.36           $ 8.50            1.70%         181
 Class Y.....................................       $1,000          $1,022.07           $ 2.76            0.55%         181
THE HARTFORD SELECT MIDCAP GROWTH FUND
 Class A.....................................       $1,000          $1,011.51           $ 4.96            1.50%         120
 Class B.....................................       $1,000          $1,009.04           $ 7.43            2.25%         120
 Class C.....................................       $1,000          $1,009.04           $ 7.43            2.25%         120
 Class Y.....................................       $1,000          $1,012.82           $ 3.64            1.10%         120


                                               DAYS IN THE
                                                FULL YEAR
                                               -----------
THE HARTFORD GROWTH OPPORTUNITIES FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class H.....................................      365
 Class L.....................................      365
 Class M.....................................      365
 Class N.....................................      365
 Class Y.....................................      365
 Class Z.....................................      365
THE HARTFORD HIGH YIELD FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD INCOME ALLOCATION FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
THE HARTFORD INCOME FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD INFLATION PLUS FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD INTERNATIONAL CAPITAL
 APPRECIATION
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD INTERNATIONAL SMALL COMPANY
 Class A.....................................
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD MIDCAP FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD MIDCAP VALUE
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD MONEY MARKET FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD SELECT MIDCAP GROWTH FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365

--------------------------------------------------------------------------------

                                                                     ACTUAL RETURN
                                               ---------------------------------------------------------
                                                                                         EXPENSES PAID
                                                    BEGINNING             ENDING       DURING THE PERIOD
                                                     ACCOUNT             ACCOUNT       OCTOBER 31, 2004
                                                      VALUE               VALUE             THROUGH
                                                 OCTOBER 31, 2004     APRIL 30, 2005    APRIL 30, 2005
                                               --------------------   --------------   -----------------
THE HARTFORD SHORT DURATION FUND
 Class A.....................................         $1,000              $1,004            $ 0.00
 Class B.....................................         $1,000              $1,003            $ 0.00
 Class C.....................................         $1,000              $1,003            $ 0.00
 Class Y.....................................         $1,000              $1,005            $ 0.00
THE HARTFORD SMALL COMPANY FUND
 Class A.....................................         $1,000              $  975            $ 6.86
 Class B.....................................         $1,000              $  974            $10.52
 Class C.....................................         $1,000              $  974            $10.52
 Class Y.....................................         $1,000              $  976            $ 4.80
THE HARTFORD SMALLCAP GROWTH FUND
 Class A.....................................         $1,000              $  968            $ 6.83
 Class B.....................................         $1,000              $  966            $10.48
 Class C.....................................         $1,000              $  966            $10.48
 Class H.....................................         $1,000              $  967            $ 9.65
 Class L.....................................         $1,000              $  968            $ 6.00
 Class M.....................................         $1,000              $  967            $ 9.66
 Class N.....................................         $1,000              $  967            $ 9.66
 Class Y.....................................         $1,000              $  969            $ 5.03
THE HARTFORD STOCK FUND
 Class A.....................................         $1,000              $  981            $ 6.53
 Class B.....................................         $1,000              $  979            $10.84
 Class C.....................................         $1,000              $  979            $10.11
 Class Y.....................................         $1,000              $  982            $ 3.98
THE HARTFORD TAX-FREE CALIFORNIA FUND
 Class A.....................................         $1,000              $1,009            $ 4.48
 Class B.....................................         $1,000              $1,007            $ 8.21
 Class C.....................................         $1,000              $1,007            $ 8.21
THE HARTFORD TAX-FREE MINNESOTA FUND
 Class A.....................................         $1,000              $1,004            $ 4.22
 Class B.....................................         $1,000              $1,002            $ 7.94
 Class C.....................................         $1,000              $1,002            $ 7.94
 Class E.....................................         $1,000              $1,004            $ 4.22
 Class H.....................................         $1,000              $1,002            $ 7.94
 Class L.....................................         $1,000              $1,004            $ 4.47
 Class M.....................................         $1,000              $1,002            $ 7.94
 Class N.....................................         $1,000              $1,002            $ 7.94
 Class Y.....................................         $1,000              $1,004            $ 4.32
THE HARTFORD TAX-FREE NATIONAL FUND
 Class A.....................................         $1,000              $1,006            $ 4.97
 Class B.....................................         $1,000              $1,004            $ 8.70
 Class C.....................................         $1,000              $1,004            $ 8.70
 Class E.....................................         $1,000              $1,006            $ 4.63
 Class H.....................................         $1,000              $1,004            $ 8.70
 Class L.....................................         $1,000              $1,006            $ 5.22
 Class M.....................................         $1,000              $1,004            $ 8.70
 Class N.....................................         $1,000              $1,005            $ 8.70
 Class Y.....................................         $1,000              $1,006            $ 4.78
THE HARTFORD TAX-FREE NEW YORK FUND
 Class A.....................................         $1,000              $1,005            $ 4.22
 Class B.....................................         $1,000              $1,003            $ 7.95
 Class C.....................................         $1,000              $1,003            $ 7.95
THE HARTFORD TOTAL RETURN BOND FUND
 Class A.....................................         $1,000              $1,001            $ 5.95
 Class B.....................................         $1,000              $1,000            $ 9.67
 Class C.....................................         $1,000              $1,001            $ 9.28
 Class Y.....................................         $1,000              $1,003            $ 3.68
THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
 Class A.....................................         $1,000              $1,006            $ 5.72
 Class B.....................................         $1,000              $1,004            $ 9.44
 Class C.....................................         $1,000              $1,004            $ 9.44
 Class E.....................................         $1,000              $1,005            $ 4.13
 Class H.....................................         $1,000              $1,003            $ 9.04
 Class L.....................................         $1,000              $1,005            $ 5.37
 Class M.....................................         $1,000              $1,004            $ 9.04
 Class N.....................................         $1,000              $1,004            $ 9.04
 Class Y.....................................         $1,000              $1,005            $ 4.38

                                                     HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                               -----------------------------------------------------
                                                                                     EXPENSES PAID
                                                  BEGINNING           ENDING       DURING THE PERIOD
                                                   ACCOUNT           ACCOUNT       OCTOBER 31, 2004    ANNUALIZED   DAYS IN THE
                                                    VALUE             VALUE             THROUGH         EXPENSE     CURRENT 1/2
                                               OCTOBER 31, 2004   APRIL 30, 2005    APRIL 30, 2005       RATIO         YEAR
                                               ----------------   --------------   -----------------   ----------   -----------
THE HARTFORD SHORT DURATION FUND
 Class A.....................................       $1,000          $1,020.33           $ 4.51            0.90%         181
 Class B.....................................       $1,000          $1,016.61           $ 8.25            1.65%         181
 Class C.....................................       $1,000          $1,016.61           $ 8.25            1.65%         181
 Class Y.....................................       $1,000          $1,021.57           $ 3.26            0.65%         181
THE HARTFORD SMALL COMPANY FUND
 Class A.....................................       $1,000          $1,017.85           $ 7.00            1.40%         181
 Class B.....................................       $1,000          $1,014.13           $10.74            2.15%         181
 Class C.....................................       $1,000          $1,014.13           $10.74            2.15%         181
 Class Y.....................................       $1,000          $1,019.93           $ 4.91            0.98%         181
THE HARTFORD SMALLCAP GROWTH FUND
 Class A.....................................       $1,000          $1,017.85           $ 7.00            1.40%         181
 Class B.....................................       $1,000          $1,014.13           $10.74            2.15%         181
 Class C.....................................       $1,000          $1,014.13           $10.74            2.15%         181
 Class H.....................................       $1,000          $1,014.98           $ 9.89            1.98%         181
 Class L.....................................       $1,000          $1,018.70           $ 6.16            1.23%         181
 Class M.....................................       $1,000          $1,014.98           $ 9.89            1.98%         181
 Class N.....................................       $1,000          $1,014.98           $ 9.89            1.98%         181
 Class Y.....................................       $1,000          $1,019.69           $ 5.16            1.03%         181
THE HARTFORD STOCK FUND
 Class A.....................................       $1,000          $1,018.20           $ 6.66            1.33%         181
 Class B.....................................       $1,000          $1,013.84           $11.03            2.21%         181
 Class C.....................................       $1,000          $1,014.58           $10.29            2.06%         181
 Class Y.....................................       $1,000          $1,020.78           $ 4.06            0.81%         181
THE HARTFORD TAX-FREE CALIFORNIA FUND
 Class A.....................................       $1,000          $1,020.33           $ 4.51            0.90%         181
 Class B.....................................       $1,000          $1,016.61           $ 8.25            1.65%         181
 Class C.....................................       $1,000          $1,016.61           $ 8.25            1.65%         181
THE HARTFORD TAX-FREE MINNESOTA FUND
 Class A.....................................       $1,000          $1,020.58           $ 4.26            0.85%         181
 Class B.....................................       $1,000          $1,016.86           $ 8.00            1.60%         181
 Class C.....................................       $1,000          $1,016.86           $ 8.00            1.60%         181
 Class E.....................................       $1,000          $1,020.58           $ 4.26            0.85%         181
 Class H.....................................       $1,000          $1,016.86           $ 8.00            1.60%         181
 Class L.....................................       $1,000          $1,020.33           $ 4.51            0.90%         181
 Class M.....................................       $1,000          $1,016.86           $ 8.00            1.60%         181
 Class N.....................................       $1,000          $1,016.86           $ 8.00            1.60%         181
 Class Y.....................................       $1,000          $1,020.48           $ 4.36            0.87%         181
THE HARTFORD TAX-FREE NATIONAL FUND
 Class A.....................................       $1,000          $1,019.84           $ 5.01            1.00%         181
 Class B.....................................       $1,000          $1,016.12           $ 8.75            1.75%         181
 Class C.....................................       $1,000          $1,016.12           $ 8.75            1.75%         181
 Class E.....................................       $1,000          $1,020.18           $ 4.66            0.93%         181
 Class H.....................................       $1,000          $1,016.12           $ 8.75            1.75%         181
 Class L.....................................       $1,000          $1,019.59           $ 5.26            1.05%         181
 Class M.....................................       $1,000          $1,016.12           $ 8.75            1.75%         181
 Class N.....................................       $1,000          $1,016.12           $ 8.75            1.75%         181
 Class Y.....................................       $1,000          $1,020.03           $ 4.81            0.96%         181
THE HARTFORD TAX-FREE NEW YORK FUND
 Class A.....................................       $1,000          $1,020.58           $ 4.26            0.85%         181
 Class B.....................................       $1,000          $1,016.86           $ 8.00            1.60%         181
 Class C.....................................       $1,000          $1,016.86           $ 8.00            1.60%         181
THE HARTFORD TOTAL RETURN BOND FUND
 Class A.....................................       $1,000          $1,018.84           $ 6.01            1.20%         181
 Class B.....................................       $1,000          $1,015.12           $ 9.74            1.95%         181
 Class C.....................................       $1,000          $1,015.52           $ 9.35            1.87%         181
 Class Y.....................................       $1,000          $1,021.12           $ 3.71            0.74%         181
THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
 Class A.....................................       $1,000          $1,019.09           $ 5.76            1.15%         181
 Class B.....................................       $1,000          $1,015.37           $ 9.49            1.90%         181
 Class C.....................................       $1,000          $1,015.37           $ 9.49            1.90%         181
 Class E.....................................       $1,000          $1,020.68           $ 4.16            0.83%         181
 Class H.....................................       $1,000          $1,015.77           $ 9.10            1.82%         181
 Class L.....................................       $1,000          $1,019.44           $ 5.41            1.08%         181
 Class M.....................................       $1,000          $1,015.77           $ 9.10            1.82%         181
 Class N.....................................       $1,000          $1,015.77           $ 9.10            1.82%         181
 Class Y.....................................       $1,000          $1,020.43           $ 4.41            0.88%         181


                                               DAYS IN THE
                                                FULL YEAR
                                               -----------
THE HARTFORD SHORT DURATION FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD SMALL COMPANY FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD SMALLCAP GROWTH FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class H.....................................      365
 Class L.....................................      365
 Class M.....................................      365
 Class N.....................................      365
 Class Y.....................................      365
THE HARTFORD STOCK FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD TAX-FREE CALIFORNIA FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
THE HARTFORD TAX-FREE MINNESOTA FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class E.....................................      365
 Class H.....................................      365
 Class L.....................................      365
 Class M.....................................      365
 Class N.....................................      365
 Class Y.....................................      365
THE HARTFORD TAX-FREE NATIONAL FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class E.....................................      365
 Class H.....................................      365
 Class L.....................................      365
 Class M.....................................      365
 Class N.....................................      365
 Class Y.....................................      365
THE HARTFORD TAX-FREE NEW YORK FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
THE HARTFORD TOTAL RETURN BOND FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD U.S. GOVERNMENT SECURITIES FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class E.....................................      365
 Class H.....................................      365
 Class L.....................................      365
 Class M.....................................      365
 Class N.....................................      365
 Class Y.....................................      365

 HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.

--------------------------------------------------------------------------------

                                                                     ACTUAL RETURN
                                               ---------------------------------------------------------
                                                                                         EXPENSES PAID
                                                    BEGINNING             ENDING       DURING THE PERIOD
                                                     ACCOUNT             ACCOUNT       OCTOBER 31, 2004
                                                      VALUE               VALUE             THROUGH
                                                 OCTOBER 31, 2004     APRIL 30, 2005    APRIL 30, 2005
                                               --------------------   --------------   -----------------
THE HARTFORD VALUE
 Class A.....................................         $1,000              $1,007            $ 6.97
 Class B.....................................         $1,000              $1,005            $10.69
 Class C.....................................         $1,000              $1,006            $10.69
 Class Y.....................................         $1,000              $1,008            $ 4.73
THE HARTFORD VALUE OPPORTUNITIES FUND
 Class A.....................................         $1,000              $  982            $ 6.88
 Class B.....................................         $1,000              $  980            $10.55
 Class C.....................................         $1,000              $  980            $10.55
 Class H.....................................         $1,000              $  980            $10.41
 Class L.....................................         $1,000              $  982            $ 6.73
 Class M.....................................         $1,000              $  980            $10.41
 Class N.....................................         $1,000              $  980            $10.41
 Class Y.....................................         $1,000              $  982            $ 5.80

                                                     HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                               -----------------------------------------------------
                                                                                     EXPENSES PAID
                                                  BEGINNING           ENDING       DURING THE PERIOD
                                                   ACCOUNT           ACCOUNT       OCTOBER 31, 2004    ANNUALIZED   DAYS IN THE
                                                    VALUE             VALUE             THROUGH         EXPENSE     CURRENT 1/2
                                               OCTOBER 31, 2004   APRIL 30, 2005    APRIL 30, 2005       RATIO         YEAR
                                               ----------------   --------------   -----------------   ----------   -----------
THE HARTFORD VALUE
 Class A.....................................       $1,000          $1,017.85           $ 7.00            1.40%         181
 Class B.....................................       $1,000          $1,014.13           $10.74            2.15%         181
 Class C.....................................       $1,000          $1,014.13           $10.74            2.15%         181
 Class Y.....................................       $1,000          $1,020.08           $ 4.76            0.95%         181
THE HARTFORD VALUE OPPORTUNITIES FUND
 Class A.....................................       $1,000          $1,017.85           $ 7.00            1.40%         181
 Class B.....................................       $1,000          $1,014.13           $10.74            2.15%         181
 Class C.....................................       $1,000          $1,014.13           $10.74            2.15%         181
 Class H.....................................       $1,000          $1,014.28           $10.59            2.12%         181
 Class L.....................................       $1,000          $1,018.00           $ 6.85            1.37%         181
 Class M.....................................       $1,000          $1,014.28           $10.59            2.12%         181
 Class N.....................................       $1,000          $1,014.28           $10.59            2.12%         181
 Class Y.....................................       $1,000          $1,018.94           $ 5.91            1.18%         181


                                               DAYS IN THE
                                                FULL YEAR
                                               -----------
THE HARTFORD VALUE
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class Y.....................................      365
THE HARTFORD VALUE OPPORTUNITIES FUND
 Class A.....................................      365
 Class B.....................................      365
 Class C.....................................      365
 Class H.....................................      365
 Class L.....................................      365
 Class M.....................................      365
 Class N.....................................      365
 Class Y.....................................      365

                        PRIVACY POLICY AND PRACTICES OF
         THE HARTFORD FINANCIAL SERVICES GROUP, INC. AND ITS AFFILIATES
                       (HEREIN CALLED "WE, OUR, AND US")

          This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of PERSONAL INFORMATION.

This notice describes how we collect, disclose, and protect PERSONAL
INFORMATION.

We collect PERSONAL INFORMATION to:

a) service your TRANSACTIONS with us; and

b) support our business functions.

We may obtain PERSONAL INFORMATION from:

a) YOU;

b) your TRANSACTIONS with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service YOU apply for or get from us, PERSONAL INFORMATION such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, TRANSACTIONS, and consumer reports.

To serve YOU and service our business, we may share certain PERSONAL INFORMATION. We will share PERSONAL INFORMATION, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share PERSONAL FINANCIAL INFORMATION with our affiliates to:

a) market our products; or

b) market our services;

to YOU without providing YOU with an option to prevent these disclosures.

We may also share PERSONAL INFORMATION, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve YOU and service our business.

When allowed by law, we may share certain PERSONAL FINANCIAL INFORMATION with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We will not sell or share your PERSONAL FINANCIAL INFORMATION with anyone for purposes unrelated to our business functions without offering YOU the opportunity to:

a) "opt-out;" or

b) "opt-in;"

as required by law.

We only disclose PERSONAL HEALTH INFORMATION with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to PERSONAL INFORMATION in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

PERSONAL INFORMATION that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect PERSONAL INFORMATION include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give YOU a copy of our current Privacy Policy.

We will also give YOU a copy of our current Privacy Policy once a year if YOU maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding PERSONAL INFORMATION even when a business relationship no longer exists between us.

As used in this Privacy Notice:

APPLICATION means your request for our product or service.

PERSONAL FINANCIAL INFORMATION means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

PERSONAL HEALTH INFORMATION means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

PERSONAL INFORMATION means information that identifies YOU personally and is not otherwise available to the public. It includes:

a) PERSONAL FINANCIAL INFORMATION; and

b) PERSONAL HEALTH INFORMATION.

TRANSACTION means your business dealings with us, such as:

a) your APPLICATION;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

YOU means an individual who has given us PERSONAL INFORMATION in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

American Maturity Life Insurance Company; Capstone Risk Management, LLC; First State Insurance Company; Hart Life Insurance Company; Hartford Accident & Indemnity Company; Hartford Administrative Services Company; Hartford Casualty Insurance Company; Hartford Equity Sales Company, Inc.; Hartford Fire Insurance Company; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford International Life Reassurance Corporation; Hartford Investment Financial Services, LLC; Hartford Investment Management Company; Hartford Life & Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Group Insurance Company; HL Investment Advisors; Hartford Life Insurance Company; Hartford Lloyd's Insurance Company; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Company; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; International Corporate Marketing Group, LLC; New England Insurance Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Nutmeg Life Insurance Company; Omni General Agency, Inc.; Omni Indemnity Company; Omni Insurance Company; P2P Link, LLC; Pacific Insurance Company, Limited; Planco Financial Services, Inc.; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Servus Life Insurance Company; Specialty Risk Services, Inc.; The Hartford Income Shares Fund, Inc.; The Hartford Mutual Funds II, Inc.; The Hartford Mutual Funds, Inc.; Trumbull Insurance Company; Trumbull Services, L.L.C.; Twin City Fire Insurance Company; Woodbury Financial Services, Inc.

ITEM  2. CODE OF ETHICS.

      Not applicable to this semi-annual filing.

ITEM  3. AUDIT COMMITTEE FINANCIAL EXPERT.

      Not applicable to this semi-annual filing.

ITEM  4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      Not applicable to this semi-annual filing.

ITEM  5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      Not applicable to this semi-annual filing.

ITEM  6. SCHEDULE OF INVESTMENTS

      The Schedule of Investments is included as part of the semi-annual report filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

      Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since registrant last provided disclosure in response to this requirement.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

      (b) There was no change in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

  11(a)(2) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

    (b)     Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                              THE HARTFORD MUTUAL FUNDS, INC.

Date: June 15, 2005                           By: /s/ David M. Znamierowski
                                                  -------------------------
                                                  David M. Znamierowski
                                                  Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  June 15, 2005                          By: /s/ David M. Znamierowski
                                                  -------------------------
                                                  David M. Znamierowski
                                                  Its: President

Date:  June 15, 2005                          By: /s/ Tamara L. Fagely
                                                  -------------------------
                                                  Tamara L. Fagely
                                                  Its: Vice President,
                                                  Controller and Treasurer

                                  EXHIBIT LIST

99.CERT    11(a)(2) Certifications

                   (i)  Section 302 certification of principal executive officer

                   (ii) Section 302 certification of principal financial officer

99.906CERT 11(b)   Section 906 certification of principal executive officer and principal financial officer